UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-04878

SEI Institutional Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2017

Date of reporting period: March 31, 2017

Item 1.	Reports to Stockholders.

March 31, 2017

SEMI-ANNUAL REPORT

SEI Institutional Managed Trust

➤ Large Cap Fund

➤ Large Cap Value Fund

➤ Large Cap Growth Fund

➤ Tax-Managed Large Cap Fund

➤ S&P 500 Index Fund

➤ Small Cap Fund

➤ Small Cap Value Fund

➤ Small Cap Growth Fund

➤ Tax-Managed Small/Mid Cap Fund

➤ Mid-Cap Fund

➤ U.S. Managed Volatility Fund

➤ Global Managed Volatility Fund

➤ Tax-Managed Managed Volatility Fund

➤ Tax-Managed International Managed Volatility Fund

➤ Real Estate Fund

➤ Enhanced Income Fund

➤ Core Fixed Income Fund

➤ U.S. Fixed Income Fund

➤ High Yield Bond Fund

➤ Conservative Income Fund

➤ Tax-Free Conservative Income Fund

➤ Real Return Fund

➤ Dynamic Asset Allocation Fund

➤ Multi-Strategy Alternative Fund

➤ Multi-Asset Accumulation Fund

➤ Multi-Asset Income Fund

➤ Multi-Asset Inflation Managed Fund

➤ Multi-Asset Capital Stability Fund

➤ Long/Short Alternative Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.3%

Consumer Discretionary — 12.4%
Amazon.com, Cl A*	1.1%	28,263	$25,056
Dollar General	0.9	308,946	21,543
General Motors	0.7	484,804	17,143
Home Depot	0.6	99,393	14,594
Lear	0.6	94,223	13,340
Lowe’s	1.2	344,579	28,328
Nike, Cl B	0.9	387,182	21,578
TJX	1.0	307,346	24,305
Other Securities	5.4		123,338

			289,225

Consumer Staples — 7.9%
CVS Health	1.3	385,359	30,251
JM Smucker	0.6	111,999	14,681
Kroger	0.6	463,813	13,678
Wal-Mart Stores	0.7	218,181	15,726
Other Securities (A)	4.7		110,742

			185,078

Energy — 4.8%
Other Securities (A)	4.8		113,242

Financials — 16.4%
Aflac	0.7	237,030	17,166
Allstate	0.7	207,732	16,928
Bank of America	0.8	839,072	19,794
Berkshire Hathaway, Cl B*	0.7	95,167	15,862
Citigroup	1.1	427,385	25,566
JPMorgan Chase	1.1	285,284	25,059
Moody’s	0.8	173,656	19,456
State Street	0.6	171,397	13,645
SunTrust Banks	0.6	247,259	13,673
Travelers	0.7	137,264	16,546
Other Securities‡ (A) (B)	8.6		200,655

			384,350

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK(continued)

Health Care — 15.5%
Amgen, Cl A	0.6%	86,920	$14,261
Becton Dickinson	1.8	224,138	41,116
Biogen*	1.1	98,305	26,878
Gilead Sciences	0.6	219,826	14,931
Johnson & Johnson	2.2	405,377	50,490
Mettler Toledo International*	1.0	47,126	22,569
Pfizer	0.6	417,434	14,280
UnitedHealth Group	2.4	340,674	55,874
Other Securities	5.2		122,868

			363,267

Industrials — 9.5%
3M	1.2	143,159	27,391
Delta Air Lines, Cl A	0.9	461,272	21,200
Graco	0.6	150,604	14,178
Other Securities (A)	6.8		158,961

			221,730

Information Technology — 18.7%
Alphabet, Cl A*	1.2	33,402	28,318
Alphabet, Cl C*	0.4	11,792	9,782
Apple	0.8	131,653	18,913
Applied Materials	0.9	511,790	19,909
Cisco Systems	0.8	539,163	18,224
Facebook, Cl A*	0.7	113,750	16,158
HP	0.6	746,230	13,343
Intel	0.8	514,638	18,563
International Business Machines	0.6	78,683	13,702
Intuit	0.6	123,143	14,283
MasterCard, Cl A	0.8	174,423	19,617
Microsoft	1.6	563,040	37,082
Qualcomm	0.6	253,021	14,508
Visa, Cl A	1.0	263,388	23,407
Other Securities (A)	7.3		170,577

			436,386

Materials — 4.9%
Eastman Chemical	0.7	193,748	15,655
LyondellBasell Industries, Cl A	0.6	148,123	13,507
Sherwin-Williams, Cl A	1.3	97,419	30,218
Other Securities	2.3		55,077

			114,457

Real Estate — 1.6%
Other Securities‡ (A)	1.6		37,897

Telecommunication Services — 0.9%
Verizon Communications	0.9	414,110	20,188

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 1.7%
Other Securities	1.7%		$40,404

Total Common Stock (Cost $1,752,963) ($ Thousands)			2,206,224

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.870%**† (C)	0.4	10,441,084	10,441

Total Affiliated Partnership (Cost $10,431) ($ Thousands)			10,441

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	5.7	133,918,973	133,919

Total Cash Equivalent (Cost $133,919) ($ Thousands)			133,919

Total Investments — 100.4% (Cost $1,897,313)($ Thousands)			$2,350,584

A list of the open futures contracts held by the Fund at March 31, 2017 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	32	Jun-2017	$33
S&P Mid Cap 400 Index E-MINI	2	Jun-2017	6

			$39

Percentages are based on a Net Assets of $2,340,557 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017, was $10,190 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2017, such securities amounted to $7,062 ($ Thousands), or 0.30% of Net Assets (see Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $10,441 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,206,224	$—	$—	$2,206,224
Affiliated Partnership	—	10,441	—	10,441
Cash Equivalent	133,919	—	—	133,919

Total Investments in Securities	$2,340,143	$10,441	$—	$2,350,584

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$39	$—	$—	$39

Total Other Financial Instruments	$39	$—	$—	$39

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Value Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 9.7%
Dollar General	0.7%	139,112	$9,700
General Motors	1.3	508,462	17,979
Lowe’s	0.9	153,153	12,591
Norwegian Cruise Line Holdings*	0.8	224,074	11,367
Omnicom Group	1.0	161,348	13,910
Other Securities (A)	5.0		68,811

			134,358

Consumer Staples — 8.3%
CVS Health	1.7	299,247	23,491
JM Smucker	1.3	132,332	17,346
Kroger	0.7	346,174	10,209
Philip Morris International	1.2	147,564	16,660
Reynolds American	0.8	182,206	11,483
Other Securities	2.6		35,822

			115,011

Energy — 9.5%
BP ADR	0.9	378,113	13,052
Chevron	1.3	164,816	17,696
ExxonMobil	0.9	146,681	12,029
Occidental Petroleum	1.1	235,634	14,930
Valero Energy	0.7	148,387	9,837
Other Securities (A)	4.6		64,354

			131,898

Financials — 22.8%
Aflac	1.1	210,468	15,242
Allstate	0.9	148,345	12,089
Bank of America	2.4	1,414,804	33,375
Citigroup	2.0	469,349	28,076
Discover Financial Services	0.7	148,304	10,142
JPMorgan Chase	2.5	388,370	34,114
MetLife	1.3	339,161	17,914
State Street	1.2	216,328	17,222
SunTrust Banks	0.9	220,296	12,182
Synchrony Financial	0.7	284,307	9,752

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Voya Financial	0.9%	345,475	$13,114
Other Securities‡ (B)	8.2		113,978

			317,200

Health Care — 13.8%
Abbott Laboratories	0.8	259,647	11,531
Aetna, Cl A	0.8	91,657	11,691
Amgen, Cl A	1.7	140,865	23,112
Anthem	1.0	82,914	13,712
Johnson & Johnson	1.9	210,112	26,169
Merck	0.9	198,524	12,614
Pfizer	1.2	472,266	16,156
Other Securities	5.5		77,206

			192,191

Industrials — 9.0%
Delta Air Lines, Cl A	1.1	329,176	15,129
Eaton	0.8	141,548	10,496
Illinois Tool Works	0.8	87,772	11,627
WW Grainger (A)	0.8	45,832	10,668
Other Securities (A)	5.5		76,855

			124,775

Information Technology — 11.2%
Applied Materials	0.7	258,833	10,069
Automatic Data Processing	0.9	118,314	12,114
Cisco Systems	1.3	528,718	17,871
Hewlett Packard Enterprise	1.1	658,594	15,609
Intel	0.7	273,499	9,865
Microchip Technology (A)	0.8	141,564	10,445
Qualcomm	0.8	191,311	10,970
Skyworks Solutions	0.7	103,343	10,125
Other Securities (A)	4.2		58,262

			155,330

Materials — 4.4%
Eastman Chemical	0.8	146,559	11,842
International Paper	1.0	264,266	13,420
LyondellBasell Industries, Cl A	0.7	106,570	9,718
Other Securities	1.9		26,479

			61,459

Real Estate — 1.4%
Other Securities‡	1.4		20,141

Telecommunication Services — 1.5%
Verizon Communications	0.9	243,135	11,853
Other Securities	0.6		8,344

			20,197

Utilities — 3.1%
FirstEnergy	0.7	331,180	10,538
Other Securities	2.4		32,055

			42,593

Total Common Stock (Cost $1,038,814) ($ Thousands)			1,315,153

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Value Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.1%
SEI Liquidity Fund, L.P. 0.870%**† (C)	2.1%	28,891,414	$28,890

Total Affiliated Partnership (Cost $28,891) ($ Thousands)			28,890

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	5.5	76,059,351	76,059

Total Cash Equivalent (Cost $76,059) ($ Thousands)			76,059

Total Investments — 102.3% (Cost $1,143,764)($ Thousands)			$1,420,102

Percentages are based on a Net Assets of $1,388,247 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017, was $28,205 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2017, such securities amounted to $10,182 ($ Thousands), or 0.73% of Net Assets (see Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $28,890 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,315,153	$—	$—	$1,315,153
Affiliated Partnership	—	28,890	—	28,890
Cash Equivalent	76,059	—	—	76,059

Total Investments in Securities	$1,391,212	$28,890	$—	$1,420,102

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Growth Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 17.7%
Amazon.com, Cl A*	2.9%	46,452	$41,182
Autozone*	0.9	16,845	12,180
Home Depot	1.2	112,101	16,460
Lowe’s	1.4	246,892	20,297
NetFlix*	1.0	94,764	14,007
Nike, Cl B	2.2	555,242	30,944
Priceline Group*	1.4	10,811	19,243
TJX	1.7	311,851	24,661
Tractor Supply	0.8	164,061	11,315
Other Securities (A)	4.2		59,882

			250,171

Consumer Staples — 4.7%
Colgate-Palmolive	1.1	209,349	15,322
Constellation Brands, Cl A	1.0	82,655	13,396
PepsiCo	1.6	206,469	23,096
Other Securities	1.0		13,843

			65,657

Energy — 0.5%
Other Securities	0.5		6,522

Financials — 10.7%
Berkshire Hathaway, Cl B*	0.9	73,613	12,270
Citigroup	0.8	174,515	10,439
Moody’s	2.0	250,210	28,033
MSCI, Cl A	1.0	146,922	14,279
US Bancorp	0.8	227,159	11,699
Wells Fargo	1.5	362,802	20,194
Other Securities	3.7		53,557

			150,471

Health Care — 17.4%
Alexion Pharmaceuticals*	0.9	106,365	12,896
Becton Dickinson	2.3	177,785	32,613
Biogen*	1.9	96,641	26,424
Celgene, Cl A*	1.3	151,599	18,863
Johnson & Johnson	1.5	174,678	21,756

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mettler Toledo International*	1.7%	49,199	$23,562
Quintiles Transnational*	0.9	166,807	13,433
UnitedHealth Group	3.5	296,815	48,681
Varian Medical Systems*	0.8	125,145	11,404
Other Securities	2.6		35,603

			245,235

Industrials — 8.5%
3M	0.8	61,707	11,806
Equifax	0.9	95,137	13,009
Graco	1.3	189,591	17,848
United Technologies	0.7	93,235	10,462
Other Securities (A)	4.8		66,201

			119,326

Information Technology — 30.8%
Alphabet, Cl A*	2.8	45,781	38,813
Alphabet, Cl C*	1.2	20,792	17,248
Apple	1.5	148,310	21,306
ASML Holding, Cl G	1.0	109,218	14,504
Cognizant Technology Solutions, Cl A*	0.8	196,853	11,717
Electronic Arts*	1.0	159,649	14,292
Facebook, Cl A*	2.0	197,066	27,993
Intuit	0.9	108,893	12,630
MasterCard, Cl A	2.5	313,933	35,308
Microsoft	3.7	784,564	51,671
PayPal Holdings*	0.8	271,180	11,666
Qualcomm	0.7	175,349	10,055
Vantiv, Cl A*	1.0	212,581	13,631
Visa, Cl A	2.4	379,643	33,739
Other Securities	8.5		119,706

			434,279

Materials — 4.5%
Praxair	0.9	101,704	12,062
Sherwin-Williams, Cl A	2.3	103,162	32,000
Other Securities	1.3		20,121

			64,183

Real Estate — 2.7%
Crown Castle International‡	0.7	109,140	10,309
Equinix‡	1.1	38,182	15,287
SBA Communications, Cl A*‡	0.9	100,376	12,082

			37,678

Total Common Stock (Cost $1,061,898) ($ Thousands)			1,373,522

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P. 0.870% **† (B)	0.6	8,772,972	8,772

Total Affiliated Partnership (Cost $8,773) ($ Thousands)			8,772

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Growth Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	2.6%	36,133,195	$36,133

Total Cash Equivalent (Cost $36,133) ($ Thousands)			36,133

Total Investments — 100.7% (Cost $1,106,804)($ Thousands)			$1,418,427

Percentages are based on a Net Assets of $1,408,733 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017, was $8,598 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $8,772 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,373,522	$—	$—	$1,373,522
Affiliated Partnership	—	8,772	—	8,772
Cash Equivalent	36,133	—	—	36,133

Total Investments in Securities	$1,409,655	$8,772	$—	$1,418,427

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Large Cap Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.2%

Consumer Discretionary — 13.8%
Amazon.com, Cl A*	1.1%	43,128	$38,235
Autozone*	0.6	28,750	20,788
Dollar General	0.9	450,186	31,391
Home Depot	0.5	118,848	17,450
Lowe’s	0.9	372,467	30,621
Nike, Cl B	0.7	445,778	24,843
TJX	0.6	282,625	22,350
Other Securities (A)	8.5		291,606

			477,284

Consumer Staples — 8.2%
CVS Health	1.0	421,911	33,120
Kimberly-Clark	0.5	125,774	16,556
Philip Morris International	0.7	209,277	23,627
Tyson Foods, Cl A	0.5	281,181	17,352
Walgreens Boots Alliance	0.5	219,542	18,233
Other Securities	5.0		176,514

			285,402

Energy — 5.0%
Chevron	0.7	213,036	22,874
Other Securities (A)	4.3		150,124

			172,998

Financials — 15.9%
Bank of America	1.3	1,841,396	43,439
Citigroup	0.7	379,987	22,731
Discover Financial Services	0.5	241,586	16,522
JPMorgan Chase	1.4	549,498	48,268
Moody’s	0.8	251,546	28,183
Wells Fargo	0.7	427,725	23,807
Other Securities (A) (B)	10.5		367,625

			550,575

Health Care — 14.5%
Amgen, Cl A	0.8	167,917	27,550
Becton Dickinson	1.0	192,791	35,366
Biogen*	0.9	118,701	32,455

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Celgene, Cl A*	0.9%	245,980	$30,607
Johnson & Johnson	1.6	452,116	56,311
Pfizer	0.7	706,138	24,157
UnitedHealth Group	1.8	371,767	60,973
Other Securities (A)	6.8		235,561

			502,980

Industrials — 9.7%
3M	0.9	165,685	31,701
Delta Air Lines, Cl A	0.5	388,636	17,862
Graco	0.5	190,940	17,975
Illinois Tool Works	0.6	158,062	20,939
Raytheon	0.5	120,803	18,422
Other Securities (A)	6.7		227,214

			334,113

Information Technology — 18.3%
Adobe Systems*	0.5	137,412	17,881
Alphabet, Cl A*	0.7	27,622	23,418
Alphabet, Cl C*	0.6	26,751	22,192
Apple	1.3	321,205	46,144
Applied Materials	0.6	507,844	19,755
Cisco Systems	0.5	488,328	16,506
Facebook, Cl A*	0.9	209,203	29,717
Intel	0.6	570,596	20,581
Intuit	0.5	156,005	18,095
MasterCard, Cl A	1.2	372,740	41,922
Microsoft	1.3	660,683	43,513
Qualcomm	0.5	308,957	17,716
Texas Instruments	0.5	211,061	17,003
Visa, Cl A	1.1	425,642	37,827
Other Securities (A)	7.5		262,211

			634,481

Materials — 4.1%
International Paper	0.5	367,473	18,660
Sherwin-Williams, Cl A	0.8	90,944	28,210
Other Securities	2.8		94,149

			141,019

Real Estate — 1.7%
Crown Castle International‡	0.5	198,875	18,784
Equinix‡	0.5	41,936	16,790
Other Securities‡	0.7		24,433

			60,007

Telecommunication Services — 1.0%
Verizon Communications	0.5	350,334	17,079
Other Securities	0.5		16,055

			33,134

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.0%
Other Securities	2.0%		$68,849

Total Common Stock (Cost $1,925,155) ($ Thousands)			3,260,842

RIGHTS* — 0.0%
Other Securities	0.0		115

Total Rights (Cost $–) ($ Thousands)			115

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P. 0.870%**† (C)	1.7	57,227,694	57,225

Total Affiliated Partnership (Cost $57,228) ($ Thousands)			57,225

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	5.7	198,626,109	198,626

Total Cash Equivalent (Cost $198,626) ($ Thousands)			198,626

Total Investments — 101.6% (Cost $2,181,009)($ Thousands)			$3,516,808

A list of the open futures contracts held by the Fund at March 31, 2017 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	62	Jun-2017	$(7)
S&P Mid Cap 400 Index E-MINI	4	Jun-2017	4

			$(3)

For the period ended March 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of activity for this derivative type during the year.

Percentages are based on a Net Assets of $3,461,119 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017, was $55,808 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2017, such securities amounted to $6,186 ($ Thousands), or 0.18% of Net Assets (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $57,225 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,260,842	$—	$—	$3,260,842
Rights	—	115	—	115
Affiliated Partnership	—	57,225	—	57,225
Cash Equivalent	198,626	—	—	198,626

Total Investments in Securities	$3,459,468	$57,340	$–	$3,516,808

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$4	$—	$—	$4
Unrealized Depreciation	(7)	—	—	(7)

Total Other Financial Instruments	$(3)	$—	$—	$(3)

*	Future contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

S&P 500 Index Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Consumer Discretionary — 12.3%
Amazon.com, Cl A*	1.7%	14,549	$12,898
Comcast, Cl A	0.9	173,396	6,518
Home Depot	0.9	44,645	6,555
McDonald’s	0.5	30,017	3,891
Priceline Group*	0.4	1,806	3,215
Starbucks	0.4	53,434	3,120
Walt Disney	0.8	53,253	6,038
Other Securities (A)	6.7		50,875

			93,110

Consumer Staples — 9.1%
Altria Group	0.7	71,073	5,076
Coca-Cola	0.8	141,549	6,007
PepsiCo	0.8	52,215	5,841
Philip Morris International	0.8	56,787	6,411
Procter & Gamble	1.1	93,608	8,411
Wal-Mart Stores	0.5	55,161	3,976
Other Securities	4.4		33,379

			69,101

Energy — 6.4%
Chevron	1.0	69,323	7,443
ExxonMobil	1.6	151,946	12,461
Schlumberger, Cl A	0.5	51,000	3,983
Other Securities (A)	3.3		24,980

			48,867

Financials — 14.0%
Bank of America	1.1	367,245	8,663
Berkshire Hathaway, Cl B*	1.5	69,617	11,604
Citigroup	0.8	101,451	6,069
JPMorgan Chase	1.5	130,900	11,498
Wells Fargo	1.2	164,915	9,179
Other Securities	7.9		59,709

			106,722

Health Care — 13.3%
AbbVie	0.5	58,368	3,803
Amgen, Cl A	0.6	26,929	4,418
Bristol-Myers Squibb	0.4	61,292	3,333

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Celgene, Cl A*	0.5%	28,505	$3,547
Gilead Sciences	0.4	47,766	3,244
Johnson & Johnson	1.6	99,354	12,375
Medtronic	0.5	50,072	4,034
Merck	0.8	100,574	6,390
Pfizer	1.0	218,056	7,460
UnitedHealth Group	0.8	35,228	5,778
Other Securities (A)	6.2		47,015

			101,397

Industrials — 9.9%
3M	0.5	21,801	4,171
Boeing	0.5	20,841	3,686
General Electric	1.3	319,609	9,524
Honeywell International	0.5	27,851	3,478
Union Pacific	0.4	29,793	3,156
Other Securities (A)	6.7		51,288

			75,303

Information Technology — 21.6%
Alphabet, Cl A*	1.2	10,846	9,195
Alphabet, Cl C*	1.2	10,870	9,017
Apple	3.6	192,182	27,609
Broadcom, Cl A	0.4	14,646	3,207
Cisco Systems	0.8	183,461	6,201
Facebook, Cl A*	1.6	86,309	12,260
Intel	0.8	173,163	6,246
International Business Machines	0.7	31,433	5,474
MasterCard, Cl A	0.5	34,517	3,882
Microsoft	2.5	283,089	18,644
Oracle, Cl B	0.6	109,823	4,899
Visa, Cl A	0.8	68,018	6,045
Other Securities (A)	6.9		51,321

			164,000

Materials — 2.8%
Other Securities	2.8		21,096

Real Estate — 2.9%
Other Securities‡	2.9		21,807

Telecommunication Services — 2.3%
AT&T	1.2	224,959	9,347
Verizon Communications	0.9	149,296	7,278
Other Securities (A)	0.2		1,086

			17,711

Utilities — 3.1%
Other Securities	3.1		23,678

Total Common Stock (Cost $364,200) ($ Thousands)			742,792

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

S&P 500 Index Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
Other Securities (B)	0.1%		$805

Total U.S. Treasury Obligations (Cost $806) ($ Thousands)			805

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P. 0.870%**† (C)	0.5	3,491,979	3,492

Total Affiliated Partnership (Cost $3,492) ($ Thousands)			3,492

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	2.3	17,403,458	17,403

Total Cash Equivalent (Cost $17,403) ($ Thousands)			17,403

Total Investments — 100.6% (Cost $385,901)($ Thousands)			$764,492

A list of the open futures contracts held by the Fund at March 31, 2017 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	143	Jun-2017	$(46)

Percentages are based on a Net Assets of $760,194 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017, was $3,412 ($ Thousands).

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $3,492 ($ Thousands).

Cl — Class

L.P.— Limited Partnership

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$742,792	$—	$—	$742,792
U.S. Treasury Obligations	—	805	—	805
Affiliated Partnership	—	3,492	—	3,492
Cash Equivalent	17,403	—	—	17,403

Total Investments in Securities	$760,195	$4,297	$–	$764,492

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(46)	$—	$—	$(46)

Total Other Financial Instruments	$(46)	$—	$—	$(46)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.5%

Consumer Discretionary — 11.5%
Big Lots(A)	0.5%	64,248	$3,128
Jack in the Box	0.7	40,318	4,101
Monro Muffler	0.5	52,710	2,746
Pool	0.5	25,091	2,994
William Lyon Homes, Cl A* (A)	0.5	137,388	2,833
Other Securities (A)	8.8		52,399

			68,201

Consumer Staples — 3.2%
Hostess Brands*	0.6	216,121	3,430
Snyder’s-Lance (A)	0.8	113,955	4,594
Other Securities (A)	1.8		10,935

			18,959

Energy — 4.3%
Gulfport Energy*	0.5	184,651	3,174
Other Securities (A)	3.8		22,283

			25,457

Financials — 16.5%
American Equity Investment Life Holding	0.6	144,883	3,424
Bank of the Ozarks (A)	0.5	56,901	2,959
Central Pacific Financial	0.5	101,535	3,101
FNB (Pennsylvania)	0.9	347,445	5,166
Fulton Financial	0.5	168,505	3,008
Green Dot, Cl A*	0.5	85,397	2,849
OFG Bancorp	0.5	238,270	2,812
Popular	0.5	68,678	2,797
Wintrust Financial	0.8	68,633	4,744
Other Securities‡ (A)	11.2		67,023

			97,883

Health Care — 12.3%
Acadia Healthcare, Cl A* (A)	0.5	69,899	3,048

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AMN Healthcare Services*	0.8%	113,966	$4,627
Integra LifeSciences Holdings*	0.7	93,265	3,929
Lannett* (A)	0.6	150,109	3,355
Ligand Pharmaceuticals* (A)	0.9	48,216	5,103
Prestige Brands Holdings, Cl A*	1.0	108,730	6,041
Supernus Pharmaceuticals*	0.5	100,563	3,148
Other Securities (A)	7.3		43,972

			73,223

Industrials — 15.6%
Apogee Enterprises (A)	0.8	84,159	5,017
Deluxe (A)	0.5	42,715	3,083
Masonite International*	0.7	52,734	4,179
On Assignment*	0.7	88,426	4,291
Tetra Tech	0.6	87,478	3,574
WageWorks*	0.5	40,357	2,918
XPO Logistics*	0.5	57,656	2,761
Other Securities (A)	11.3		66,855

			92,678

Information Technology — 19.3%
Acxiom*	0.7	154,212	4,390
CalAmp*	0.8	269,971	4,533
Callidus Software*	0.6	175,256	3,742
Cavium*	0.7	58,085	4,162
Cornerstone OnDemand*	0.5	75,167	2,923
Criteo ADR* (A)	0.6	67,858	3,392
FireEye* (A)	0.5	223,512	2,818
Integrated Device Technology*	0.5	114,707	2,715
MAXIMUS	0.9	87,508	5,443
ON Semiconductor*	0.6	209,456	3,244
PDF Solutions*	0.5	124,986	2,827
Sanmina*	0.6	82,159	3,336
Stamps.com* (A)	0.6	27,649	3,272
Tech Data*	0.5	33,632	3,158
TrueCar* (A)	0.6	209,323	3,238
Other Securities (A)	10.1		61,325

			114,518

Materials — 3.6%
Ferroglobe Representation*	0.0	56,257	6
Other Securities (A)	3.6		21,142

			21,148

Real Estate — 4.1%
Colony Starwood Homes‡ (A)	0.5	80,746	2,741
Other Securities‡ (A)	3.6		21,411

			24,152

Telecommunication Services — 0.0%
Other Securities (A)	0.0		304

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 3.1%
ALLETE	0.5%	40,656	$2,753
PNM Resources	0.5	85,509	3,164

Other Securities (A)	2.1		12,351

			18,268

Total Common Stock (Cost $481,450) ($ Thousands)			554,791

RIGHTS* — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 10.0%
SEI Liquidity Fund, L.P. 0.870%**† (B)	10.0	59,676,493	59,673

Total Affiliated Partnership (Cost $59,677) ($ Thousands)			59,673

CASH EQUIVALENT — 6.5%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	6.5	38,414,296	38,414

Total Cash Equivalent (Cost $38,414) ($ Thousands)			38,414

Total Investments — 110.0% (Cost $579,541)($ Thousands)			$652,878

A list of the open futures contracts held by the Fund at March 31, 2017 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	182	Jun-2017	$181

Percentages are based on a Net Assets of $593,387 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017, was $58,442 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $59,673 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$554,791	$—	$—	$554,791
Rights	—	—	—	—
Affiliated Partnership	—	59,673	—	59,673
Cash Equivalent	38,414	—	—	38,414

Total Investments in Securities	$593,205	$59,673	$—	$652,878

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
* Unrealized Appreciation	$181	$—	$—	$181

Total Other Financial Instruments	$181	$—	$—	$181

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Value Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 8.8%
Big Lots (A)	0.5%	44,404	$2,162
Cooper-Standard Holdings*	0.5	16,327	1,811
Dana	0.6	115,528	2,231
Other Securities (A)	7.2		28,775

			34,979

Consumer Staples — 3.6%
Sanderson Farms (A)	0.5	20,031	2,080
Other Securities (A)	3.1		12,316

			14,396

Energy — 6.1%
Gulfport Energy*	0.7	167,073	2,872
Parsley Energy, Cl A*	0.5	63,353	2,060
PBF Energy, Cl A (A)	0.6	100,508	2,228
Other Securities (A)	4.3		17,126

			24,286

Financials — 26.7%
American Equity Investment Life Holding	0.6	106,916	2,526
Argo Group International Holdings	0.5	31,177	2,114
BGC Partners, Cl A	0.5	166,087	1,887
Central Pacific Financial	0.7	92,461	2,824
CNO Financial Group	0.7	129,197	2,649
Customers Bancorp*	0.5	58,396	1,841
First Commonwealth Financial	0.7	220,259	2,921
FNB (Pennsylvania)	1.0	263,632	3,920
Fulton Financial	0.7	159,491	2,847
Green Dot, Cl A*	0.5	63,841	2,130
Hanover Insurance Group, Cl A	0.6	24,510	2,207
IBERIABANK	0.6	30,650	2,424
Kemper, Cl A	0.5	44,447	1,773
Maiden Holdings (A)	0.6	166,188	2,327
Meridian Bancorp	0.5	112,704	2,063
OFG Bancorp	0.6	206,561	2,437

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Old National Bancorp, Cl A	0.6%	144,844	$2,513
PacWest Bancorp	0.6	41,971	2,235
Popular	0.7	68,331	2,783
Starwood Property Trust‡	0.7	128,852	2,910
United Community Banks	0.5	69,000	1,911
Other Securities‡ (A)	13.8		54,464

			105,706

Health Care — 4.7%
Lannett* (A)	0.7	121,607	2,718
Ligand Pharmaceuticals* (A)	0.7	27,382	2,898
Other Securities (A)	3.3		12,879

			18,495

Industrials — 15.3%
ACCO Brands*	0.6	166,616	2,191
Atlas Air Worldwide Holdings*	0.5	38,787	2,151
BWX Technologies, Cl W	0.5	41,548	1,978
Genesee & Wyoming, Cl A*	0.5	29,661	2,013
KAR Auction Services	0.5	46,360	2,025
Other Securities (A)	12.7		50,034

			60,392

Information Technology — 10.9%
Benchmark Electronics*	0.5	67,860	2,158
IAC*	0.5	28,912	2,131
Sanmina*	0.9	84,584	3,434
Tech Data*	0.6	26,091	2,450
Other Securities (A)	8.4		32,970

			43,143

Materials — 5.6%
Ferroglobe Representation*	0.0	53,302	6
FMC	0.5	27,575	1,919
Silgan Holdings	0.6	39,167	2,325
Other Securities (A)	4.5		17,808

			22,058

Real Estate — 8.7%
Colony Starwood Homes‡ (A)	1.0	111,210	3,776
Equity Commonwealth*‡	0.6	71,225	2,224
Gramercy Property Trust‡ (A)	0.5	74,522	1,960
Howard Hughes*	0.6	20,585	2,414
Other Securities‡ (A)	6.0		23,965

			34,339

Telecommunication Services — 0.2%
Other Securities (A)	0.2		601

Utilities — 4.1%
ALLETE	0.6	34,689	2,349
PNM Resources	0.6	59,679	2,208
Portland General Electric	0.6	54,437	2,418
Southwest Gas	0.6	27,969	2,319
Spire	0.5	27,070	1,827

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Value Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities (A)	1.2%		$4,939

			16,060

Total Common Stock (Cost $307,130) ($ Thousands)			374,455

AFFILIATED PARTNERSHIP — 13.1%
SEI Liquidity Fund, L.P. 0.870%**† (B)	13.1	51,675,206	51,673

Total Affiliated Partnership (Cost $51,676) ($ Thousands)			51,673

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	5.2	20,587,318	20,587

Total Cash Equivalent (Cost $20,587) ($ Thousands)			20,587

Total Investments — 113.0% (Cost $379,393)($ Thousands)			$446,715

A list of the open futures contracts held by the Fund at March 31, 2017 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	52	Jun-2017	$60

Percentages are based on a Net Assets of $395,395 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017, was $50,922 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $51,673 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$374,455	$—	$—	$374,455
Affiliated Partnership	—	51,673	—	51,673
Cash Equivalent	20,587	—	—	20,587

Total Investments in Securities	$395,042	$51,673	$—	$446,715

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$60	$—	$—	$60

Total Other Financial Instruments	$60	$—	$—	$60

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Growth Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK †† — 96.6%

Consumer Discretionary — 12.9%
Bright Horizons Family Solutions*	1.0%	45,102	$3,269
Dave & Buster’s Entertainment*	0.6	31,750	1,940
Five Below*	0.5	41,796	1,810
Grand Canyon Education*	0.7	31,260	2,239
Jack in the Box	0.7	23,259	2,366
National CineMedia	0.6	151,530	1,914
Planet Fitness, Cl A	0.6	104,813	2,020
Other Securities (A)	8.2		27,302

			42,860

Consumer Staples — 2.4%
Hostess Brands*	0.6	115,386	1,831
Other Securities (A)	1.8		6,223

			8,054

Energy — 1.7%
Other Securities (A)	1.7		5,755

Financials — 6.6%
Eagle Bancorp*	0.7	36,275	2,166
Evercore Partners, Cl A	0.9	36,667	2,856
Wintrust Financial	0.9	43,435	3,002
Other Securities (A) (B) (C)	4.1		13,920

			21,944

Health Care — 21.8%
AMAG Pharmaceuticals*	0.5	77,061	1,738
AMN Healthcare Services*	1.1	90,440	3,672
INC Research Holdings, Cl A*	0.6	45,197	2,072
Integra LifeSciences Holdings*	0.7	56,260	2,370
Nevro*	0.6	21,758	2,039
PRA Health Sciences*	0.7	36,881	2,406
Prestige Brands Holdings, Cl A*	1.2	70,202	3,900
Supernus Pharmaceuticals*	0.8	87,211	2,730
Vocera Communications*	0.6	84,553	2,099

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities (A)	15.0%		$49,249

			72,275

Industrials — 20.5%
Apogee Enterprises	1.1	62,006	3,696
Astec Industries	0.6	30,457	1,873
Deluxe	1.1	50,564	3,649
John Bean Technologies, Cl A	1.1	41,481	3,648
Masonite International*	0.7	29,481	2,336
Mercury Systems*	1.0	82,519	3,222
On Assignment*	0.8	54,226	2,632
SP Plus*	0.6	57,590	1,944
Tennant	0.5	23,944	1,739
TriNet Group*	0.6	69,193	2,000
WageWorks*	0.6	27,037	1,955
Other Securities (A)	11.8		39,445

			68,139

Information Technology — 26.0%
2U*	0.8	68,102	2,701
Acxiom*	0.7	78,734	2,242
CalAmp*	0.8	150,093	2,520
Callidus Software*	1.1	169,597	3,621
Cavium*	0.8	38,493	2,758
Coherent*	1.1	17,357	3,569
Euronet Worldwide*	0.6	22,470	1,922
FireEye* (A)	0.6	145,365	1,833
Littelfuse	1.0	21,395	3,421
LogMeIn	0.9	30,289	2,953
MAXIMUS	0.6	34,045	2,118
Microsemi*	0.7	44,008	2,268
Monolithic Power Systems	1.1	38,105	3,509
PDF Solutions*	0.7	95,513	2,160
Proofpoint* (A)	0.7	32,437	2,412
TrueCar* (A)	0.7	142,515	2,205
Other Securities (A)	13.1		44,040

			86,252

Materials — 3.1%
Sensient Technologies	0.6	25,375	2,011
Summit Materials, Cl A*	0.6	74,979	1,853
Other Securities	1.9		6,250

			10,114

Real Estate — 1.4%
National Storage Affiliates Trust‡	0.6	83,885	2,005
Other Securities‡	0.8		2,504

			4,509

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Growth Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Telecommunication Services — 0.2%
Other Securities	0.2%		$539

Total Common Stock (Cost $286,463) ($ Thousands)			320,441

RIGHTS* — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 8.2%
SEI Liquidity Fund, L.P. 0.870%**† (D)	8.2	27,190,111	27,189

Total Affiliated Partnership (Cost $27,190) ($ Thousands)			27,189

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	3.2	10,588,465	10,588

Total Cash Equivalent (Cost $10,588) ($ Thousands)			10,588

Total Investments — 108.0% (Cost $324,241)($ Thousands)			$358,218

Percentages are based on a Net Assets of $331,743 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017, was $26,556 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of March 31, 2017 was $57 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Securities considered restricted. The total market value of such securities as of March 31, 2017 was $57 ($ Thousands) and represented 0.0% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $27,189 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$320,384	$—	$57	$320,441
Rights	—	—	—	—
Affiliated Partnership	—	27,189	—	27,189
Cash Equivalent	10,588	—	—	10,588

Total Investments in Securities	$330,972	$27,189	$57	$358,218

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Small/Mid Cap Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Consumer Discretionary — 11.0%
Big Lots (A)	0.5%	74,802	$3,641
Dave & Buster’s Entertainment*	0.4	50,979	3,114
Lithia Motors, Cl A (A)	0.5	43,282	3,707
Nexstar Broadcasting Group, Cl A	0.3	39,111	2,744
Pool	0.5	32,128	3,834
Skechers U.S.A., Cl A*	0.4	106,546	2,925
Vail Resorts	0.4	16,565	3,179
Visteon*	0.4	30,376	2,975
Other Securities (A)	7.6		61,143

			87,262

Consumer Staples — 3.4%
Pinnacle Foods	0.3	46,739	2,705
Other Securities(A)	3.1		24,263

			26,968

Energy — 4.1%
Concho Resources*	0.3	20,638	2,649
PBF Energy, Cl A (A)	0.5	168,390	3,733
Other Securities (A)	3.3		25,932

			32,314

Financials — 17.8%
American Equity Investment Life Holding	0.5	169,281	4,000
BGC Partners, Cl A	0.4	251,172	2,853
Columbia Banking System	0.4	77,842	3,035
Everest Re Group	0.6	18,928	4,426
Green Dot, Cl A*	0.5	111,315	3,713
Hanover Insurance Group, Cl A	0.4	34,803	3,134
MB Financial	0.3	63,446	2,717
OFG Bancorp	0.5	327,331	3,862
PacWest Bancorp	0.7	106,993	5,698
Selective Insurance Group	0.3	56,285	2,654
SLM*	0.4	260,629	3,154

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Starwood Property Trust‡	0.4%	138,635	$3,130
Western Alliance Bancorp*	0.4	71,507	3,510
Zions Bancorporation	0.6	115,555	4,853
Other Securities‡ (A)	11.4		91,062

			141,801

Health Care — 10.0%
Akorn* (A)	0.4	121,650	2,929
Align Technology*	0.4	26,782	3,072
Chemed (A)	0.3	14,754	2,695
Integra LifeSciences Holdings*	0.4	69,164	2,914
Lannett* (A)	0.4	134,725	3,011
Ligand Pharmaceuticals* (A)	0.6	45,961	4,864
Nevro* (A)	0.4	31,728	2,973
Other Securities (A)	7.1		57,164

			79,622

Industrials — 17.1%
Atlas Air Worldwide Holdings*	0.4	58,031	3,218
BWX Technologies, Cl W	0.7	120,611	5,741
Carlisle	0.5	34,980	3,722
Crane, Cl A	0.4	40,914	3,062
Genesee & Wyoming, Cl A*	0.6	66,657	4,523
KAR Auction Services	0.5	92,593	4,043
Kennametal	0.3	71,073	2,788
United Rentals*	0.5	29,278	3,661
Other Securities (A)	13.2		104,808

			135,566

Information Technology — 16.7%
Cypress Semiconductor	0.4	244,827	3,369
IAC*	0.5	49,937	3,681
Take-Two Interactive Software, Cl A*	0.4	50,559	2,997
VeriFone Holdings* (A)	0.4	177,965	3,333
Zebra Technologies, Cl A*	0.6	48,012	4,381
Other Securities (A)	14.4		114,621

			132,382

Materials — 6.4%
FMC	0.7	75,514	5,255
United States Steel	0.4	100,926	3,412
Other Securities (A)	5.3		42,553

			51,220

Real Estate — 6.1%
CoreCivic‡	0.5	115,755	3,637
Highwoods Properties‡	0.3	53,933	2,650
Howard Hughes*	0.5	31,877	3,738
Other Securities‡ (A)	4.8		38,680

			48,705

Telecommunication Services — 0.2%
Other Securities (A)	0.2		1,827

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.3%
Other Securities	2.3%		$18,279

Total Common Stock (Cost $509,630) ($ Thousands)			755,946

RIGHTS* — 0.0%
Other Securities	0.0		12

Total Rights (Cost $–) ($ Thousands)			12

AFFILIATED PARTNERSHIP — 12.2%
SEI Liquidity Fund, L.P. 0.870%**† (B)	12.2	97,018,933	97,014

Total Affiliated Partnership (Cost $97,018) ($ Thousands)			97,014

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	5.4	42,539,766	42,540

Total Cash Equivalent (Cost $42,540) ($ Thousands)			42,540

Total Investments — 112.7% (Cost $649,188)($ Thousands)			$895,512

A list of the open futures contracts held by the Fund at March 31, 2017, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	53	Jun-2017	$49
S&P Mid Cap 400 Index E-MINI	25	Jun-2017	23

			$72

Percentages are based on a Net Assets of $794,918 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017, was $95,303 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $97,014 ($ Thousands).

Cl	— Class

L.P.	— Limited Partnership

S&P	— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$755,946	$—	$—	$755,946
Rights	—	12	—	12
Affiliated Partnership	—	97,014	—	97,014
Cash Equivalent	42,540	—	—	42,540

Total Investments in Securities	$798,486	$97,026	$—	$895,512

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$72	$—	$—	$72

Total Other Financial Instruments	$72	$—	$—	$72

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Mid-Cap Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.5%

Consumer Discretionary — 14.9%
Best Buy	0.8%	17,800	$875
DR Horton	0.6	22,200	740
Genuine Parts	0.7	8,100	749
Lear	0.7	5,300	750
NVR*	0.6	340	716
Ross Stores	0.7	12,000	790
Ulta Salon Cosmetics & Fragrance*	0.7	2,800	799
Viacom, Cl B	0.7	17,200	802
Other Securities (A)	9.4		10,820

			17,041

Consumer Staples — 3.8%
Bunge	0.7	9,500	753
ConAgra Foods	0.7	20,800	839
Tyson Foods, Cl A	0.7	13,500	833
Other Securities	1.7		1,901

			4,326

Energy — 5.6%
Devon Energy	0.8	22,200	926
Marathon Oil	0.7	49,800	787
Marathon Petroleum	0.9	19,500	985
Noble Energy	0.7	22,800	783
Oneok (A)	0.6	13,600	754
Williams	0.8	32,100	950
Other Securities	1.1		1,281

			6,466

Financials — 10.4%
Ameriprise Financial	0.7	6,600	856
Citizens Financial Group	0.7	22,300	770
Loews	0.6	15,200	711
Raymond James Financial	0.7	10,600	808
Unum Group	0.7	17,200	806
Other Securities‡	7.0		7,983

			11,934

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 9.8%
C.R. Bard	0.7%	3,300	$820
Centene*	0.7	10,600	755
Cerner*	0.8	14,700	865
IDEXX Laboratories*	0.7	5,300	819
Quintiles Transnational*	0.6	8,900	717
Zoetis, Cl A	0.8	18,000	961
Other Securities	5.5		6,273

			11,210

Industrials — 11.8%
Cummins	0.8	5,800	877
Huntington Ingalls Industries, Cl A	0.7	4,200	841
Ingersoll-Rand	0.6	9,100	740
Parker-Hannifin, Cl A	0.6	4,400	706
Rockwell Automation	0.8	5,500	856
Stanley Black & Decker	0.7	5,600	744
Other Securities	7.6		8,742

			13,506

Information Technology — 15.6%
CDW	0.7	13,400	773
CommScope Holding*	0.6	17,500	730
Electronic Arts*	0.9	11,200	1,003
Micron Technology*	0.9	35,300	1,020
Motorola Solutions	0.6	8,500	733
Skyworks Solutions	0.8	9,000	882
Symantec, Cl A	0.8	31,000	951
Synopsys*	0.7	10,500	757
Other Securities (A)	9.6		11,062

			17,911

Materials — 4.8%
Nucor	0.7	13,300	794
Other Securities	4.1		4,732

			5,526

Real Estate — 8.9%
CBRE Group, Cl A*	0.6	20,600	717
ProLogis‡	0.7	14,600	757
Other Securities‡ (A)	7.6		8,670

			10,144

Telecommunication Services — 1.3%
CenturyLink (A)	0.7	31,900	752
Other Securities	0.6		700

			1,452

Utilities — 6.6%
Centerpoint Energy	0.6	26,300	725
FirstEnergy	0.7	24,700	786
PPL	0.7	22,300	834
UGI	0.6	14,300	706

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Mid-Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	4.0%		$4,516

			7,567

Total Common Stock (Cost $95,721) ($ Thousands)			107,083

AFFILIATED PARTNERSHIP — 2.8%
SEI Liquidity Fund, L.P. 0.870%**† (B)	2.8	3,198,676	3,198

Total Affiliated Partnership (Cost $3,198) ($ Thousands)			3,198

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	5.4	6,211,561	6,212

Total Cash Equivalent (Cost $6,212) ($ Thousands)			6,212

Total Investments — 101.7% (Cost $105,131)($ Thousands)			$116,493

A list of the open futures contracts held by the Fund at March 31, 2017 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid Cap 400 Index E-MINI	21	Jun-2017	$22

Percentages are based on a Net Assets of $114,514 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017, was $3,124 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $3,198 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$107,083	$—	$—	$107,083
Affiliated Partnership	—	3,198	—	3,198
Cash Equivalent	6,212	—	—	6,212

Total Investments in Securities	$113,295	$3,198	$—	$116,493

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$22	$—	$—	$22

Total Other Financial Instruments	$22	$—	$—	$22

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Managed Volatility Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 9.5%
Aramark	0.6%	251,461	$9,271
Cheesecake Factory	0.6	150,906	9,561
Darden Restaurants	0.9	176,707	14,785
McDonald’s	0.9	117,262	15,198
Target, Cl A	1.0	294,166	16,235
Other Securities	5.5		91,753

			156,803

Consumer Staples — 16.5%
Altria Group	1.3	311,666	22,259
Colgate-Palmolive	0.6	128,558	9,409
Costco Wholesale	0.8	76,610	12,847
Dr Pepper Snapple Group	1.7	279,455	27,364
General Mills	0.6	168,008	9,914
Kimberly-Clark	0.7	90,119	11,862
Kroger	0.6	344,584	10,162
McCormick	0.7	111,502	10,877
PepsiCo	1.1	155,863	17,435
Philip Morris International	0.8	122,390	13,818
Sysco, Cl A	0.8	268,189	13,924
Wal-Mart Stores	2.1	472,037	34,024
Other Securities	4.7		79,119

			273,014

Energy — 0.8%
Other Securities	0.8		13,984

Financials — 15.0%
Allstate	0.7	151,475	12,344
Axis Capital Holdings	1.0	242,517	16,256
Berkshire Hathaway, Cl B*	0.8	75,500	12,584
Everest Re Group	1.5	102,642	23,999
RenaissanceRe Holdings	0.8	88,451	12,794
Travelers	1.0	131,026	15,794
Validus Holdings	1.0	301,053	16,976
Other Securities‡	8.2		137,075

			247,822

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 15.0%
Baxter International	0.8%	244,465	$12,678
Cardinal Health	0.7	144,431	11,778
Johnson & Johnson	2.3	298,436	37,170
Merck	2.0	524,740	33,342
Pfizer	1.7	814,253	27,856
Quest Diagnostics	0.7	110,677	10,867
UnitedHealth Group	0.6	63,968	10,491
Other Securities	6.2		104,717

			248,899

Industrials — 9.1%
Lockheed Martin	0.9	52,483	14,045
Northrop Grumman	0.9	64,429	15,324
Raytheon	0.6	66,945	10,209
Republic Services	0.7	180,600	11,344
United Parcel Service, Cl B	1.0	153,703	16,492
Waste Management	1.4	319,782	23,319
Other Securities	3.6		59,502

			150,235

Information Technology — 12.6%
Amdocs	1.5	417,188	25,444
Apple	0.6	67,400	9,683
Cisco Systems	0.8	412,845	13,954
eBay*	0.6	276,736	9,290
Intel	0.6	272,687	9,836
International Business Machines	0.9	82,677	14,397
Other Securities	7.6		125,333

			207,937

Materials — 1.4%
Other Securities	1.4		23,220

Real Estate — 3.4%
Other Securities‡	3.4		56,109

Telecommunication Services — 5.6%
AT&T	2.1	817,127	33,952
Verizon Communications	2.0	676,896	32,999
Other Securities	1.5		26,018

			92,969

Utilities — 9.2%
American Electric Power	1.0	240,863	16,169
Edison International	0.7	146,115	11,632
Entergy	0.8	169,092	12,844
Exelon	1.1	485,054	17,452
Public Service Enterprise Group	0.8	279,978	12,417
Other Securities	4.8		81,052

			151,566

Total Common Stock (Cost $1,345,533) ($ Thousands)			1,622,558

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Managed Volatility Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	1.6%	27,037,261	$27,037

Total Cash Equivalent (Cost $27,037) ($ Thousands)			27,037

Total Investments — 99.7% (Cost $1,372,570)($ Thousands)			$1,649,595

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	100	Jun-2017	$(14)

Percentages are based on a Net Assets of $1,654,952 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,622,558	$—	$—	$1,622,558
Cash Equivalent	27,037	—	—	27,037

Total Investments in Securities	$1,649,595	$—	$—	$1,649,595

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(14)	$—	$—	$(14)

Total Other Financial Instruments	$(14)	$—	$—	$(14)

*	Futures Contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Global Managed Volatility Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Australia — 4.1%
Wesfarmers	1.4%	551,423	$18,959
Other Securities‡	2.7		38,079

			57,038

Austria — 1.2%
voestalpine	0.7	229,696	9,065
Other Securities	0.5		7,425

			16,490

Belgium — 0.5%
Other Securities	0.5		6,362

Canada — 8.1%
Bank of Montreal	0.7	135,517	10,093
BCE	0.6	202,182	8,951
Rogers Communications, Cl B	0.9	272,910	12,033
Other Securities‡	5.9		80,067

			111,144

Denmark — 0.8%
Other Securities	0.8		11,587

Finland — 0.0%
Other Securities	0.0		543

France — 1.2%
Other Securities	1.2		16,625

Germany — 1.0%
Other Securities	1.0		13,373

Guernsey — 0.6%
Amdocs	0.6	141,376	8,622

			8,622

Hong Kong — 3.7%
CLP Holdings, Cl B	1.2	1,624,656	16,986

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities‡ (A)	2.5%		$34,156

			51,142

Ireland — 0.1%
Other Securities‡	0.1		654

Israel — 1.5%
Bank Hapoalim	0.7	1,621,055	9,861
Other Securities	0.8		11,184

			21,045

Italy — 0.8%
Other Securities	0.8		11,032

Japan — 7.0%
Other Securities	7.0		96,218

Luxembourg — 0.2%
Other Securities	0.2		3,110

Netherlands — 0.1%
Other Securities (A)	0.1		1,755

New Zealand — 2.0%
Other Securities‡	2.0		27,707

Norway — 1.5%
Orkla	0.7	1,009,388	9,038
Other Securities	0.8		11,974

			21,012

Portugal — 0.1%
Other Securities	0.1		1,038

Singapore — 1.4%
Other Securities‡	1.4		19,255

Spain — 0.5%
Other Securities	0.5		6,187

Sweden — 1.1%
Swedish Match	0.9	366,358	11,961
Other Securities	0.2		3,154

			15,115

Switzerland — 5.3%
Nestle	1.3	237,291	18,218
Novartis	0.9	172,420	12,807
Other Securities	3.1		42,636

			73,661

United Kingdom — 3.8%
Imperial Brands	0.7	198,549	9,601
Other Securities‡	3.1		42,333

			51,934

United States — 50.8%
AGNC Investment‡	1.1	746,713	14,852
Altria Group	1.0	186,895	13,348

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Global Managed Volatility Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AmerisourceBergen, Cl A	0.7%	109,127	$9,658
AT&T	0.7	226,294	9,403
Berkshire Hathaway, Cl B*	0.7	59,964	9,995
Bio-Rad Laboratories, Cl A*	0.7	47,156	9,400
C.R. Bard	0.8	41,810	10,391
Chemed	0.7	52,849	9,655
Clorox	1.5	149,292	20,129
Coca-Cola	0.7	217,458	9,229
Colgate-Palmolive	0.7	135,965	9,951
Comcast, Cl A	0.7	254,004	9,548
Costco Wholesale	0.7	58,852	9,869
Danaher, Cl A	0.7	108,621	9,290
DaVita HealthCare Partners*	0.7	133,753	9,091
Fresh Del Monte Produce	0.7	158,566	9,392
General Electric	0.6	284,327	8,473
Johnson & Johnson	1.4	151,588	18,880
Kimberly-Clark	0.7	75,642	9,957
McDonald’s	1.0	109,963	14,252
Merck	0.7	148,933	9,463
Mettler Toledo International*	0.6	17,574	8,416
PepsiCo	0.9	106,334	11,895
Pfizer	0.6	242,797	8,306
Philip Morris International	0.7	88,791	10,025
Procter & Gamble	1.2	176,826	15,888
Quest Diagnostics	0.8	107,105	10,517
Reliance Steel & Aluminum	0.7	123,148	9,854
Republic Services	0.8	178,981	11,242
Spectrum Brands Holdings	0.8	74,943	10,418
Sysco, Cl A	1.3	356,946	18,533
Teleflex	0.7	52,522	10,175
United Parcel Service, Cl B	0.6	81,596	8,755
Voya Financial	0.8	285,179	10,825
Wal-Mart Stores	0.8	156,688	11,294
Walt Disney	0.8	93,497	10,602
Waste Management	0.8	145,909	10,640
Other Securities‡	20.7		287,784

			699,395

Total Common Stock (Cost $1,172,832) ($ Thousands)			1,342,044

PREFERRED STOCK — 0.3%

Germany — 0.3%
Other Securities	0.3		3,218

Sweden — 0.0%
Other Securities	0.0		407

Total Preferred Stock (Cost $3,751) ($ Thousands)			3,625

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	1.3%	17,874,529	$17,875

Total Cash Equivalent (Cost $17,875) ($ Thousands)			17,875

Total Investments — 99.0% (Cost $1,194,458)($ Thousands)			$1,363,544

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	46	Jun-2017	$45
FTSE 100 Index	12	Jun-2017	—
Hang Seng Index	2	Apr-2017	(4)
S&P 500 Index E-MINI	65	Jun-2017	(7)
SPI 200 Index	5	Jun-2017	9
TOPIX Index	10	Jun-2017	(22)

			$21

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:
Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/27/17	USD	15	NOK	127	$—
04/27/17	USD	19	NZD	27	—
04/27/17	USD	44	DKK	303	(1)
04/27/17	USD	49	SEK	425	(1)
04/27/17	USD	56	HKD	436	—
04/27/17	USD	66	SGD	92	—
04/27/17	USD	159	AUD	208	—
04/27/17	USD	347	EUR	319	(6)
04/27/17	USD	368	CHF	361	(6)
04/27/17	USD	402	JPY	44,302	(4)
04/27/17	USD	194	GBP	155	—
04/27/17	USD	245	GBP	195	(1)
04/27/17	USD	143	CAD	191	—
04/27/17	USD	348	CAD	462	(1)
04/27/17	SGD	12,783	USD	9,174	22
04/27/17	SGD	59	USD	43	—
04/27/17	NZD	21,340	USD	15,019	114
04/27/17	NZD	183	USD	128	—
04/27/17	GBP	24,848	USD	31,258	176
04/27/17	GBP	424	USD	527	(3)
04/27/17	CHF	35,865	USD	36,517	630
04/27/17	CHF	233	USD	233	—
04/27/17	AUD	11	USD	8	—
04/27/17	AUD	40,194	USD	30,594	(50)
04/27/17	EUR	41,520	USD	45,238	790
04/27/17	DKK	41,854	USD	6,129	102
04/27/17	DKK	291	USD	42	—
04/27/17	SEK	69,155	USD	7,892	136
04/27/17	SEK	416	USD	47	—
04/27/17	CAD	73,440	USD	54,896	(195)
04/27/17	NOK	133,979	USD	15,807	200
04/27/17	NOK	1,089	USD	127	—
04/27/17	HKD	190,606	USD	24,553	12
04/27/17	HKD	383	USD	49	—
04/27/17	JPY	5,230,535	USD	47,407	416
04/27/17	JPY	24,478	USD	220	—

					$2,330

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(326,012)	$328,342	$2,330

			$2,330

Percentages are based on a Net Assets of $1,377,919 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.
‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $6,472 ($ Thousands), representing 0.5% of the net assets of the Fund.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,287,590	$54,454	$—	$1,342,044
Preferred Stock	3,625	—	—	3,625
Cash Equivalent	17,875	—	—	17,875

Total Investments in Securities	$1,309,090	$54,454	$–	$1,363,544

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$54	$—	$—	$54
Unrealized Depreciation	(33)	—	—	(33)
Forwards Contracts*
Unrealized Appreciation	—	2,598	—	2,598
Unrealized Depreciation	—	(268)	—	(268)

Total Other Financial Instruments	$21	$2,330	$—	$2,351

*	Futures contracts and forwards contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Global Managed Volatility Fund (Concluded)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to

Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Managed Volatility Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Consumer Discretionary — 5.6%
Target, Cl A	0.8%	144,537	$7,977
Other Securities	4.8		49,062

			57,039

Consumer Staples — 20.3%
Altria Group	1.6	234,072	16,717
Clorox	0.7	54,877	7,399
Coca-Cola	0.8	185,969	7,893
Costco Wholesale	0.7	40,733	6,831
Dr Pepper Snapple Group	1.2	127,825	12,517
Hershey	0.8	72,705	7,943
Kimberly-Clark	0.9	67,862	8,933
McCormick	0.7	72,119	7,035
PepsiCo	1.1	100,850	11,281
Procter & Gamble	0.8	93,908	8,438
Reynolds American	0.8	137,289	8,652
SYSCO, Cl A	0.8	163,536	8,491
Wal-Mart Stores	1.6	226,005	16,290
Other Securities	7.8		79,340

			207,760

Energy — 1.0%
ExxonMobil	0.7	94,000	7,709
Other Securities	0.3		2,625

			10,334

Financials — 16.7%
Arch Capital Group*	0.7	78,888	7,476
Axis Capital Holdings	1.2	179,222	12,013
Berkshire Hathaway, Cl B*	1.0	59,100	9,851
CBOE Holdings	1.0	123,794	10,036
Everest Re Group	1.2	52,221	12,210
RenaissanceRe Holdings	1.4	100,686	14,564
Travelers	1.0	87,605	10,560
Validus Holdings	1.3	233,913	13,190
Other Securities‡	7.9		80,375

			170,275

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Health Care — 13.5%
Anthem	0.8%	47,563	$7,866
Johnson & Johnson	2.5	201,336	25,077
Merck	1.5	243,657	15,482
Pfizer	2.4	707,414	24,201
Other Securities	6.3		65,694

			138,320

Industrials — 11.4%
Landstar System	0.7	81,428	6,974
Lockheed Martin	0.8	30,905	8,270
Northrop Grumman	1.3	55,397	13,176
Raytheon	1.5	97,987	14,943
Republic Services	0.9	146,100	9,177
United Parcel Service, Cl B	1.0	97,036	10,412
Waste Management	1.0	137,382	10,018
Other Securities	4.2		43,066

			116,036

Information Technology — 10.4%
Amdocs	1.1	178,571	10,891
Apple	0.7	51,000	7,327
Cisco Systems	0.8	242,600	8,200
Intel	0.7	210,500	7,593
International Business Machines	1.0	59,400	10,344
Symantec, Cl A	0.8	253,470	7,776
Other Securities	5.3		53,557

			105,688

Materials — 1.4%
Other Securities	1.4		14,124

Real Estate — 1.5%
Other Securities‡	1.5		15,629

Telecommunication Services — 4.9%
AT&T	2.4	599,940	24,928
Verizon Communications	1.2	256,685	12,513
Other Securities	1.3		13,015

			50,456

Utilities — 11.5%
American Electric Power	0.8	122,164	8,201
Consolidated Edison	1.3	165,942	12,887
Edison International	1.0	125,527	9,993
Entergy	0.8	109,672	8,331
PG&E	0.9	133,963	8,890
Public Service Enterprise Group	0.8	194,029	8,605
Southern	0.7	138,614	6,900
WEC Energy Group	0.7	119,032	7,217

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Managed Volatility Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	4.5%		$46,738

			117,762

Total Common Stock (Cost $705,775) ($ Thousands)			1,003,423

RIGHTS* — 0.0%
Other Securities	0.0		91

Total Rights (Cost $–) ($ Thousands)			91

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	1.6	16,154,053	16,154

Total Cash Equivalent (Cost $16,154) ($ Thousands)			16,154

Total Investments — 99.8% (Cost $721,929)($ Thousands)			$1,019,668

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	58	Jun-2017	$(9)

Percentages are based on a Net Assets of $1,021,987 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

S&P — Standard & Poors

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,003,423	$—	$—	$1,003,423
Rights	—	91	—	91
Cash Equivalent	16,154	—	—	16,154

Total Investments in Securities	$1,019,577	$91	$—	$1,019,668

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(9)	$—	$—	$(9)

Total Other Financial Instruments	$(9)	$—	$—	$(9)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed International Managed Volatility Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Australia — 6.7%
AGL Energy	1.4%	205,787	$4,140
Telstra, Cl B	1.6	1,316,198	4,679
Other Securities	3.7		11,122

			19,941

Austria — 2.4%
Other Securities	2.4		6,999

Belgium — 1.2%
Other Securities	1.2		3,612

Canada — 2.4%
TELUS	0.7	62,262	2,015
Toronto-Dominion Bank	0.8	48,511	2,423
Other Securities	0.9		2,634

			7,072

Denmark — 2.6%
Danske Bank	0.8	64,629	2,208
Other Securities	1.8		5,527

			7,735

Finland — 1.0%
Orion, Cl B	0.6	31,515	1,647
Other Securities	0.4		1,295

			2,942

France — 4.7%
Atos	0.5	12,547	1,556
Sanofi	1.5	48,741	4,411
TOTAL	0.6	32,739	1,660
Other Securities	2.1		6,441

			14,068

Germany — 5.8%
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	0.8	12,362	2,425
Siemens	0.7	14,297	1,963
Other Securities	4.3		13,012

			17,400

Hong Kong — 4.7%
ASM Pacific Technology	0.5	115,900	1,576
CLP Holdings, Cl B	0.7	205,000	2,143
Kerry Properties	0.6	480,000	1,664
Other Securities (A)	2.9		8,632

			14,015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ireland — 0.4%
Other Securities	0.4%		$1,306

Israel — 1.7%
Bank Hapoalim	0.8	381,085	2,318
Other Securities	0.9		2,737

			5,055

Italy — 0.9%
Other Securities	0.9		2,620

Japan — 20.9%
Asahi Kasei	0.6	177,000	1,715
Astellas Pharma	0.8	168,500	2,217
Canon	0.6	55,500	1,729
Mitsubishi Tanabe Pharma	1.2	163,100	3,393
Nippon Telegraph & Telephone	1.2	81,800	3,488
Nissan Motor	0.7	210,400	2,027
NTT DOCOMO	0.6	80,700	1,878
Osaka Gas	0.6	498,000	1,890
West Japan Railway	0.5	23,300	1,514
Other Securities	14.1		42,320

			62,171

Luxembourg — 1.0%
SES, Cl A	0.6	76,966	1,795
Other Securities	0.4		1,299

			3,094

Netherlands — 1.4%
NN Group	0.7	61,181	1,995
Other Securities (A)	0.7		2,225

			4,220

New Zealand — 2.1%
Other Securities	2.1		6,122

Norway — 2.2%
Other Securities	2.2		6,595

Portugal — 0.3%
Other Securities	0.3		886

Singapore — 4.1%
DBS Group Holdings	0.8	175,600	2,438
Wilmar International	0.7	818,200	2,067
Other Securities	2.6		7,780

			12,285

Spain — 3.0%
Enagas	0.6	65,712	1,711
Endesa	1.0	126,341	2,977
Iberdrola	0.6	239,110	1,715
Other Securities	0.8		2,541

			8,944

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	29

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed International Managed Volatility Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sweden — 1.9%
Swedish Match	0.6%	56,400	$1,842
Other Securities	1.3		3,715

			5,557

Switzerland — 10.6%
Nestle	0.8	31,510	2,419
Novartis	0.8	32,373	2,405
Roche Holding	1.9	21,574	5,513
Sonova Holding	0.6	11,977	1,662
Swiss Life Holding	1.2	10,672	3,446
Swiss Prime Site, Cl H	0.8	26,240	2,311
Swiss Re	0.9	31,122	2,797
Zurich Insurance Group	0.7	7,778	2,078
Other Securities	2.9		8,859

			31,490

United Kingdom — 14.4%
BAE Systems	1.1	417,134	3,351
British American Tobacco	0.6	24,792	1,643
Carnival	0.6	29,319	1,678
GlaxoSmithKline	1.8	258,069	5,355
HSBC Holdings	0.5	186,206	1,516
Imperial Brands	1.6	96,973	4,689
Kingfisher	0.6	401,317	1,637
Rio Tinto	0.6	35,873	1,655
SSE	0.9	143,512	2,649
Tate & Lyle	0.7	202,537	1,936
Other Securities	5.4		16,779

			42,888

United States — 0.5%
Other Securities	0.5		1,373

Total Common Stock (Cost $269,363) ($ Thousands)			288,390

PREFERRED STOCK — 0.3%

Germany — 0.3%
Other Securities	0.3		951

Total Preferred Stock (Cost $878) ($ Thousands)			951

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F 0.530% **†	1.8%	5,246,175	$5,246

Total Cash Equivalent (Cost $5,246) ($ Thousands)			5,246

Total Investments — 99.0% (Cost $275,487) ($ Thousands)			$294,587

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	40	Jun-2017	$40
FTSE 100 Index	8	Jun-2017	–
Hang Seng Index	1	Apr-2017	(1)
SPI 200 Index	3	Jun-2017	4
TOPIX Index	7	Jun-2017	(15)

			$28

Percentages are based on a Net Assets of $297,434 ($ Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $2,290 ($ Thousands), representing 0.8% of the net assets of the Fund.

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

SPI — Share Price Index

TOPIX — Tokyo Price Index

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

30	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$275,482	$12,908	$—	$288,390
Preferred Stock	951	—	—	951
Cash Equivalent	5,246	—	—	5,246

Total Investments in Securities	$281,679	$12,908	$—	$294,587

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$44	$—	$—	$44
Unrealized Depreciation	(16)	—	—	(16)

Total Other Financial Instruments	$28	$—	$—	$28

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Real Estate Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 0.8%
Hilton Worldwide Holdings *	25,090	$1,467

Real Estate — 96.7%
Alexandria Real Estate Equities‡	42,195	4,663
American Homes 4 Rent, Cl A‡	112,950	2,593
Apartment Investment & Management, Cl A‡	61,515	2,728
AvalonBay Communities‡	51,726	9,497
Boston Properties‡	32,950	4,363
Brixmor Property Group‡	32,580	699
Chesapeake Lodging Trust‡	23,174	555
Colony Starwood Homes‡	63,510	2,156
Columbia Property Trust‡	31,000	690
CoreSite Realty‡	16,400	1,477
Cousins Properties, Cl A‡	96,060	794
CubeSmart‡	202,190	5,249
CyrusOne‡	56,665	2,917
DDR‡	241,550	3,027
Digital Realty Trust, Cl A‡	22,265	2,369
Douglas Emmett‡	122,435	4,701
Duke Realty‡	76,090	1,999
Education Realty Trust‡	33,010	1,348
Equinix‡	22,405	8,970
Equity Residential‡	87,335	5,434
Essex Property Trust‡	15,314	3,546
Extra Space Storage‡	29,350	2,183
Federal Realty Investment Trust‡	7,775	1,038
First Industrial Realty Trust‡	24,010	639
GGP	82,490	1,912
HCP‡	247,590	7,745
Healthcare Trust of America, Cl A‡	33,470	1,053
Highwoods Properties‡	24,090	1,184
Host Hotels & Resorts‡	245,684	4,584
Hudson Pacific Properties‡	88,390	3,062
Invitation Homes*	31,530	688
Kimco Realty‡	135,440	2,992
Kite Realty Group Trust‡	47,875	1,029
LaSalle Hotel Properties‡	27,400	793
Liberty Property Trust‡	58,100	2,240
Life Storage	37,675	3,094
Macerich‡	73,409	4,727
Mack-Cali Realty‡	37,860	1,020
Medical Properties Trust‡	52,980	683
Omega Healthcare Investors ‡(A)	19,300	637

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Park Hotels & Resorts	20,101	$516
Parkway	38,810	772
Pebblebrook Hotel Trust‡	29,875	873
ProLogis‡	188,962	9,803
PS Business Parks‡	5,914	679
Public Storage‡	27,571	6,036
Regency Centers‡	60,370	4,008
RLJ Lodging Trust‡	49,170	1,156
Senior Housing Properties Trust‡	171,050	3,464
Simon Property Group‡	84,448	14,528
SL Green Realty‡	11,950	1,274
STAG Industrial‡	24,480	612
Sunstone Hotel Investors‡	80,910	1,240
Taubman Centers‡	13,300	878
UDR‡	106,565	3,864
Ventas‡	13,570	883
Vornado Realty Trust‡	67,210	6,742
Weingarten Realty Investors‡	141,715	4,732
Welltower‡	65,925	4,669

		177,807

Total Common Stock (Cost $146,625) ($ Thousands)		179,274

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P. 0.870% **†(B)	488,184	488

Total Affiliated Partnership (Cost $488) ($ Thousands)		488

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	4,519,299	4,519

Total Cash Equivalent (Cost $4,519) ($ Thousands)		4,519

Total Investments — 100.2% (Cost $151,632) ($ Thousands)		$184,281

Percentages are based on Net Assets of $183,928 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

‡Real	Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $478 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $488 ($ Thousands).

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$179,274	$—	$—	$179,274
Affiliated Partnership	—	488	—	488
Cash Equivalent	4,519	—	—	4,519

Total Investments in Securities	$183,793	$488	$—	$184,281

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Enhanced Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 34.7%

Consumer Discretionary — 4.2%
American Honda Finance MTN
1.700%, 02/22/2019	$250	$250
AutoZone
1.625%, 04/21/2019	70	69
Daimler Finance North America LLC
1.650%, 05/18/2018 (A)	300	300
1.500%, 07/05/2019 (A)	285	281
Ford Motor Credit LLC
1.950%, 03/12/2019 (B)	200	201
1.897%, 08/12/2019	350	346
General Motors Financial
2.400%, 04/10/2018	200	201
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	300	297
NBCUniversal Enterprise
1.707%, 04/15/2018 (A) (B)	300	302
Nissan Motor Acceptance MTN
1.912%, 01/13/2022 (A) (B)	200	201
Sinclair Television Group
5.625%, 08/01/2024 (A)	200	203
Sirius XM Radio
5.375%, 04/15/2025 (A)	200	205
Six Flags Entertainment
4.875%, 07/31/2024 (A)	225	223
Volkswagen Group of America Finance
1.520%, 05/22/2018 (A) (B)	300	300

		3,379

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 3.4%
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	$320	$321
Anheuser-Busch InBev Worldwide
1.724%, 08/01/2018 (B)	250	252
CVS Health
1.900%, 07/20/2018	350	351
JM Smucker
1.750%, 03/15/2018	180	180
Kroger
2.000%, 01/15/2019	220	220
Kroger MTN
1.500%, 09/30/2019	285	281
Molson Coors Brewing
1.450%, 07/15/2019	140	138
Mondelez International
1.554%, 02/01/2019 (B)	225	226
Reynolds American
2.300%, 06/12/2018	245	247
Skandinaviska Enskilda Banken
1.690%, 09/13/2019 (A) (B)	300	300
Walgreens Boots Alliance
1.750%, 05/30/2018	225	225

		2,741

Energy — 2.6%
Anadarko Petroleum
6.950%, 06/15/2019	235	258
BP Capital Markets PLC
1.783%, 09/26/2018 (B)	250	252
ConocoPhillips
1.500%, 05/15/2018	200	200
Energy Future Holdings
3.720%, 12/31/2034	4	—
Energy Transfer Partners
2.500%, 06/15/2018	350	352
Kinder Morgan
2.000%, 12/01/2017	270	270
Noble Energy
8.250%, 03/01/2019	250	278
Suncor Energy
6.100%, 06/01/2018	225	237
Total Capital International
1.604%, 08/10/2018 (B)	225	226

		2,073

Financials — 14.8%
ABN AMRO Bank
1.662%, 01/18/2019 (A) (B)	300	301
Bank of America MTN
5.650%, 05/01/2018	110	114
2.190%, 01/20/2023 (B)	150	152

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 01/11/2018	$190	$191
Bank of Montreal MTN
1.720%, 12/12/2019 (B)	350	352
Bank of New York Mellon MTN
1.540%, 03/06/2018 (B)	300	301
Bank of Nova Scotia
1.650%, 06/14/2019	200	199
Barclays Bank PLC MTN
6.050%, 12/04/2017 (A)	150	154
BB&T MTN
1.694%, 02/01/2019 (B)	325	327
Branch Banking & Trust
1.450%, 05/10/2019	260	257
Capital One
2.189%, 01/30/2023 (B)	250	251
Citigroup
1.602%, 08/25/2036 (B)	500	404
Cooperatieve Rabobank UA
1.835%, 01/10/2022 (B)	300	302
Credit Agricole MTN
2.079%, 06/10/2020 (A)(B)	250	251
Credit Suisse NY
1.700%, 04/27/2018	250	250
Danske Bank
1.680%, 09/06/2019 (A)(B)	200	200
Deutsche Bank
1.714%, 02/13/2018 (B)	240	240
Fifth Third Bank MTN
1.967%, 08/20/2018 (B)	250	251
Goldman Sachs Group (B)
2.209%, 11/15/2021	275	278
2.142%, 04/26/2022	250	252
HSBC Bank PLC
1.679%, 05/15/2018 (A)(B)	300	301
Huntington National Bank
1.619%, 03/10/2020 (B)	250	250
ING Bank
1.688%, 10/01/2019 (A)(B)	200	201
Jackson National Life Global Funding
1.875%, 10/15/2018 (A)	200	200
JPMorgan Chase
1.669%, 01/28/2019 (B)	300	302
KeyBank
2.350%, 03/08/2019	250	252
Metropolitan Life Global Funding I (B)
1.582%, 12/19/2018 (A)	300	301
1.461%, 09/14/2018 (A)	200	200
Morgan Stanley (B)
2.205%, 01/20/2022	175	176
1.893%, 01/24/2019	225	227
Morgan Stanley MTN
5.950%, 12/28/2017	140	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nordea Bank MTN
1.772%, 09/30/2019 (A)(B)	$200	$201
PNC Bank
1.502%, 12/07/2018 (B)	350	351
Protective Life Global Funding
1.722%, 04/15/2019 (A)	235	232
Principal Life Global Funding II
1.500%, 04/18/2019 (A)	250	248
Prudential Financial MTN
1.819%, 08/15/2018 (B)	250	252
Royal Bank of Canada MTN (B)
1.809%, 12/10/2018	200	202
1.422%, 01/10/2019	200	200
Santander UK MTN
1.904%, 08/24/2018 (B)	300	302
Societe Generale MTN
2.078%, 10/01/2018 (B)	300	302
Standard Chartered MTN
1.663%, 04/17/2018 (A) (B)	200	200
State Street
2.131%, 06/15/2037 (B)	375	329
Sumitomo Mitsui Banking
1.549%, 01/11/2019 (B)	250	250
SunTrust Bank
1.556%, 01/31/2020 (B)	250	251
Synchrony Financial
2.265%, 02/03/2020 (B)	200	201
Toronto-Dominion Bank MTN
1.450%, 08/13/2019	200	198
UBS MTN
1.676%, 08/14/2019 (B)	250	251
Wells Fargo
2.134%, 01/24/2023 (B)	150	152
Wells Fargo MTN
1.719%, 01/30/2020 (B)	250	251

		11,954

Health Care — 2.5%
Actavis Funding SCS
2.200%, 03/12/2018 (B)	300	302
Aetna
1.700%, 06/07/2018	350	350
Baxalta
1.936%, 06/22/2018 (B)	250	250
Celgene
2.125%, 08/15/2018	275	276
DaVita
5.000%, 05/01/2025	177	178
Medtronic
1.500%, 03/15/2018	340	340

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/2018	$325	$323

		2,019

Industrials — 2.9%
Air Lease
2.125%, 01/15/2020	250	248
Catholic Health Initiatives
2.600%, 08/01/2018	305	307
Fortive
1.800%, 06/15/2019 (A)	315	313
Hutchison Whampoa International 14
1.625%, 10/31/2017 (A)	250	250
ILFC E-Capital Trust I
4.660%, 12/21/2065 (A) (B)	500	473
Nielsen Finance
5.000%, 04/15/2022 (A)	300	307
PACCAR Financial MTN
1.300%, 05/10/2019	195	193
Sensata Technologies
5.000%, 10/01/2025 (A)	300	302

		2,393

Information Technology — 1.1%
Broadcom
2.375%, 01/15/2020 (A)	300	300
Cisco Systems
1.492%, 09/20/2019 (B)	225	226
DXC Technology
2.875%, 03/27/2020 (A)	105	106
Fidelity National Information Services
2.850%, 10/15/2018	250	253

		885

Materials — 0.7%
Air Liquide Finance
1.375%, 09/27/2019 (A)	225	222
Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	350	262
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	121	128

		612

Real Estate — 0.3%
Equinix
5.750%, 01/01/2025	200	211

Telecommunication Services — 0.8%
AT&T
2.082%, 06/30/2020 (B)	300	304

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Inmarsat Finance
4.875%, 05/15/2022 (A)	$250	$247
Verizon Communications
1.375%, 08/15/2019	145	143

		694

Utilities — 1.4%
DTE Energy
1.500%, 10/01/2019	260	256
Emera US Finance
2.150%, 06/15/2019	175	175
Great Plains Energy
2.500%, 03/09/2020	80	80
NextEra Energy Capital Holdings
1.649%, 09/01/2018	90	90
Sempra Energy
1.625%, 10/07/2019	155	153
Southern
1.550%, 07/01/2018	350	349

		1,103

Total Corporate Obligations (Cost $28,230) ($ Thousands)		28,064

LOAN PARTICIPATIONS — 28.8%

Aerospace/Defense — 0.3%
Transdigm, Tranche D Term Loan, 1st Lien
3.998%, 06/04/2021	249	249

		249

Airlines — 0.3%
Air Medical Group Holdings, Initial Term Loan,
1st Lien
4.250%, 04/28/2022	217	217

Building Materials — 1.8%
Ceramtec Acquisition, Dollar Term Loan B1, 1st Lien
4.304%, 08/30/2020	175	175
Ceramtec Acquisition, Dollar Term Loan B3, 1st Lien
4.304%, 08/30/2020	53	54
Ceramtec Acquisition, Initial Dollar Term Loan B2, 1st Lien
4.304%, 08/30/2020	20	20
Constantia Flexibles, Cov-Lite, Initial Term Loan, 1st Lien
4.000%, 04/30/2022	32	32
Constantia Flexibles, Cov-Lite, Term Loan B2A, 1st Lien
4.000%, 04/30/2022	165	165

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Fairmount Minerals Ltd., Term Loan B2, 1st Lien
4.500%, 09/05/2019	$160	$157
Forterra Finance, LLC, Senior Lien Term Loan, 1st Lien
4.500%, 10/25/2023	299	302
Jeld-Wen, Term B-3 Loan, 1st Lien
4.750%, 07/01/2022	537	540

		1,445

Chemicals — 2.4%
Alpha 3 B.V., Initial Term B-1 Loan, 1st Lien
4.000%, 01/31/2024	70	70
Berlin Packaging LLC, Initial Term Loan, 1st Lien
4.500%, 10/01/2021	199	200
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
4.500%, 07/30/2021	98	99
Huntsman International LLC, 2023 Term B Loan, 1st Lien
3.842%, 04/01/2023	81	82
3.781%, 04/01/2023	218	220
INEOS, Dollar Term Loan
3.531%, 03/31/2022	355	356
Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan
4.250%, 04/28/2020	32	32
Kleopatra Holdings 2 SCA, Initial U.S. Dollar Term Loan
4.250%, 04/28/2020	75	76
Kraton Polymers LLC, Term Loan B, 1st Lien
5.000%, 01/06/2022	125	126
Royal Adhesives & Sealants, Cov-Lite, Term Loan, 1st Lien
4.250%, 06/20/2022	125	126
Signode Industrial Group Lux S.A. (Signode Industrial Group US), Initial Term B Loan, 1st Lien
4.000%, 05/01/2021	178	178
Tricorbraun Holdings, Closing Date Term Loan, 1st Lien
4.750%, 11/30/2023	69	70
Wilsonart LLC, Tranche C Term Loan , 1st Lien
4.500%, 12/19/2023	300	303

		1,938

Computers & Electronics — 3.8%
Applied Systems, Initial Term Loan, 1st Lien
4.000%, 01/25/2021	300	301
Avast Software B.V., Term Loan B, 1st Lien
5.000%, 09/30/2022	114	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Dell International LLC (EMC Corporation), New Term B Loan, 1st Lien
3.350%, 09/07/2023	$182	$182
Diebold, Dollar Term B Loan, 1st Lien
5.375%, 11/06/2023	80	81
EIG Investors, Term Loan, 1st Lien
6.532%, 11/09/2019	386	387
6.480%, 11/09/2019	2	2
Epicor Software (fka Eagle Parent), Term B Loan, 1st Lien
4.750%, 06/01/2022	295	295
Evergreen Skills Lux SARL, Initial Term Loan, 1st Lien
5.750%, 04/28/2021	285	262
First Data, Extended Term Loan, 1st Lien
3.984%, 03/24/2021	225	227
Go Daddy Operating LLC (GD Finance Co), Initial Term Loan, 1st Lien
3.412%, 02/15/2024 (C)	106	106
GTT Communications, Term Loan, 1st Lien
5.000%, 01/09/2024	78	78
Infoblox, Term Loan, 1st Lien
6.000%, 11/07/2023	178	179
ION Trading Technologies SARL, Tranche B-1 Dollar Term Loan,
4.250%, 08/11/2023	133	133
Kronos, Initial Term Loan,
5.000%, 11/01/2023	—	—
Kronos, Initial Term Loan, 1st Lien
5.034%, 11/01/2023	103	103
LANDesk Group, Cov-Lite, Term Loan B, 1st Lien
5.250%, 01/20/2024	64	64
Oberthur Technologies Holding SAS. (fka OT Frenchco 1 SAS), Facility Term Loan B1 (USD), 1st Lien
4.701%, 01/10/2024	56	57
ON Semiconductor, 2016 New Replacement Term Loan Retired 03/31/2017, 1st Lien
4.031%, 03/31/2023	100	100
Optiv, Initial Term Loan, 1st Lien
4.250%, 02/01/2024	116	116
Optiv, Initial Term Loan, 2nd Lien
8.250%, 01/31/2025	47	47
Rocket Software, Loan, 2nd Lien
10.500%, 10/14/2024	25	25
Rocket Software, Term Loan, 1st Lien
5.250%, 10/14/2023	72	72
Solera, LLC (Solera Finance), Dollar Term Loan, 1st Lien
4.250%, 03/03/2023	47	47

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
VF Holding, Term B-1 Loan, 1st Lien
4.250%, 06/30/2023 (C)	$100	$100

		3,078

Diversified Media — 0.0%
Harland Clarke, Cov-Lite, Term B6 Loan, 1st Lien
6.500%, 02/09/2022	11	11

Entertainment And Leisure — 0.0%
Regal Cinemas, Refinancing Term Loan, 1st Lien
3.281%, 04/01/2022	—	—

Environmental Services — 0.5%
Environmental Resources, Cov-Lite, Term Loan B1, 1st Lien
5.000%, 05/14/2021	21	20
Pardus Oil & Gas LLC, Cov-Lite PIK, Term Loan, 2nd Lien
5.000%, 05/13/2022	33	17
Waste Industries USA, Term B Loan, 1st Lien
3.531%, 02/27/2020	393	395

		432

Equipment leasing — 0.5%
Headwaters, Term Loan B, 1st Lien
4.000%, 03/24/2022	369	369

Food And Beverage — 0.2%
JBS USA Lux SA (fka JBS USA, LLC), Initial Term Loan, 1st Lien
3.289%, 10/30/2022	142	142

Gaming And Hotels — 1.3%
CCM Merger (MotorCity Casino Hotel), Term Loan, 1st Lien
4.031%, 08/06/2021	164	165
ESH Hospitality, Repriced Term Loan, 1st Lien
3.284%, 08/30/2023	424	426
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.500%, 10/13/2023	295	296
Penn National Gaming, Term B Facility Refinancing Loan, 1st Lien
3.281%, 01/19/2024	40	40
Scientific Games International, Initial Term B-3 Loan,
4.943%, 10/01/2021	1	1
4.846%, 10/01/2021	25	25
Scientific Games International, Initial Term B-3 Loan, 1rst Lien
4.856%, 10/01/2021	90	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Station Casinos LLC, Term B Facility Loan, 1st Lien
3.280%, 06/08/2023	$—	$—

		1,045

Health Care — 3.3%
Acadia Healthcare, Term B Loan, 1st Lien
3.781%, 02/11/2022	196	197
Acadia Healthcare, Term B-2 Loan, 1st Lien
3.781%, 02/16/2023	198	199
American Renal Holdings, Term B Loan, 1st Lien
4.750%, 08/20/2019	218	218
BPA Laboratories, Initial Term Loan, 2nd Lien
0.000%, 07/03/2017 (C)	44	29
DJO Finance LLC, Initial Term Loan, 1st Lien
4.250%, 06/08/2020	229	221
Envision Healthcare (fka Emergency Medical Services), Initial Term Loan, 1st Lien
4.000%, 12/01/2023	210	212
Equinox, Cov-Lite, Term Loan, 1st Lien
4.250%, 03/08/2024	287	289
Equinox, Cov-Lite, Term Loan, 2nd Lien
8.000%, 09/06/2024	75	76
Jaguar Holding I, Initial Term Loan, 1st Lien
4.250%, 08/18/2022	120	120
Peabody Energy, Term Loan, 1st Lien
4.250%, 09/24/2020	127	129
Quintiles IMS, Term B-1 Dollar Loan, 1st Lien
3.539%, 03/07/2024	—	—
Siemens Audiology, Term B7 Loan, 1st Lien
4.000%, 01/17/2022	319	322
Sterigenics-Nordion Holdings, LLC, Initial Term
Loan Retired 04/04/2017, 1st Lien
4.250%, 05/15/2022	266	266
Surgical Care Affiliates, Term Loan, 1st Lien
3.750%, 03/17/2022	169	169
U.S. Renal Care, Initial Term Loan, 1st Lien
5.250%, 12/30/2022	197	185
Valeant Pharmaceuticals International, Series
F Tranche B Term Loan,
5.570%, 04/01/2022	57	57

		2,689

Home Furnishings — 0.1%
Comfort Holding, LLC, Initial Term Loan, 1st Lien
5.750%, 02/05/2024	118	118

Insurance — 0.8%
AmWINS Group, Term Loan, 1st Lien
3.750%, 01/25/2024	130	130

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion, LLC (fka Asurion), Term Loan, 2nd Lien
8.500%, 03/03/2021	$180	$182
Hub International Limited, Initial Term Loan, 1st Lien
4.035%, 10/02/2020	299	301

		613

Leasing — 0.1%
CH Hold, Initial Term Loan, 1st Lien
4.000%, 02/01/2024	32	32
CH Hold, Initial Term Loan, 2nd Lien
8.250%, 02/03/2025 (C)	22	22

		54

Machinery — 0.6%
Columbus McKinnon, Initial Term Loan, 1st Lien
4.000%, 01/31/2024	56	57
RBS Global, (Rexnord LLC), Term B Loan Refinancing, 1st Lien
3.903%, 08/21/2023	121	121
3.793%, 08/21/2023	130	130
3.750%, 08/21/2023	27	27
Terex, U.S. Term Loan (2017), 1st Lien
3.539%, 01/31/2024	180	180

		515

Manufacturing — 0.1%
Samsonite International SA, Initial Tranche B
Term Loan, 1st Lien
4.020%, 08/01/2023	45	46

Media — 1.2%
Cumulus Media Holdings, Term Loan, 1st Lien
4.250%, 12/23/2020	144	108
Mission Broadcasting, Term B Loan, 1st Lien
3.943%, 01/17/2024	23	23
Nexstar Broadcasting, Term B Loan, 1st Lien
3.943%, 01/17/2024	244	246
Quebecor Media, Facility B-1 Tranche, 1st Lien
3.539%, 08/17/2020	—	—
Univision Communications, Cov-Lite, Term Loan, 1st Lien
3.750%, 03/15/2024	230	228
WaveDivision Holdings, LLC, Initial Term Loan, 1st Lien
3.750%, 10/15/2019	399	398
3.600%, 10/15/2019	1	1

		1,004

Metals & Mining — 0.3%
Murray Energy, Term B-2 Loan, 1st Lien
8.250%, 04/16/2020	262	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Metals/Minerals — 0.1%
Peabody Energy, Term Loan, 1st Lien
0.000%, 02/08/2022 (C)	$103	$103

Oil & Gas — 1.6%
California Resources, Loan, 1st Lien
11.375%, 12/31/2021	68	74
Chief Exploration & Development LLC, Term Loan, 2nd Lien
7.932%, 05/16/2021	460	448
Energy Transfer Equity, LP, Loan, 1st Lien
3.539%, 02/02/2024	250	249
Pardus Oil and Gas, LLC (fka Energy & Exploration Partners, LLC), Tranche A Term Loan, 1st Lien
13.000%, 11/12/2021	63	60
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
4.000%, 02/21/2021	624	422

		1,253

Personal Services — 0.2%
Weight Watchers International, Initial Tranche B-2 Term Loan, 1st Lien
4.250%, 04/02/2020	114	105
4.070%, 04/02/2020	39	37

		142

Printing & Publishing — 0.6%
A-L Parent LLC, Initial Term Loan, 1st Lien
4.250%, 12/01/2023	45	45
Dex Media, Loan, 1st Lien
11.000%, 07/29/2021	62	62
DH Publishing, LP, Term B-4 Loan, 1st Lien
3.580%, 08/22/2022	202	203
Fort Dearborn Holding, Initial Term Loan, 1st Lien
6.750%, 10/19/2023	—	—
5.000%, 10/19/2023	37	38
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.000%, 05/04/2022	100	99

		447

Professional & Business Services — 4.1%
Affinion Group, Initial Second Lien Term Loan, 2nd Lien
8.500%, 10/31/2018	80	78
Affinion Group, Tranche B Term Loan, 1st Lien
6.750%, 04/30/2018	298	296
Albertson’s LLC, Term B4 Loan, 1st Lien
3.781%, 08/25/2021	100	100
Ancestry.com Operations, Term Loan, 1st Lien
4.250%, 10/19/2023 (C)	—	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Bright Horizons Family Solutions, Delayed Term Loan, 1st Lien
3.500%, 11/07/2023	$263	$265
Checkout Holding, Term Loan B, 1st Lien
4.500%, 04/09/2021	141	127
Conduent Incorporated, Term B Loan, 1st Lien
6.334%, 12/07/2023	107	108
Flex Acquisition, Initial Term Loan, 1st Lien
4.250%, 12/29/2023	136	137
LBM Borrower, LLC, Cov-Lite, Term Loan, 1st Lien
6.304%, 08/20/2022	90	91
6.250%, 08/20/2022	38	38
Nelson Education Ltd., Term Loan, 1st Lien
12.000%, 10/01/2020	161	83
Onex York Acquisition, Term Loan B, 1st Lien
4.750%, 10/01/2021	470	456
Press Ganey Holdings, Initial Term Loan, 1st Lien
4.250%, 10/23/2023	300	301
Reynolds Group Holdings, U.S. Term Loan, 1st Lien
3.980%, 02/05/2023	384	385
Sai Global, Term Loan B, 1st Lien
5.500%, 12/08/2023	74	75
Team Health Holdings, Initial Term Loan, 1st Lien
3.750%, 02/06/2024	204	202
Trans Union LLC, 2016 Incremental Term B-2 Commitment
3.281%, 04/09/2023	175	176
UPC Financing Partnership , Facility AP, 1st Lien
3.662%, 04/15/2025	360	361

		3,279

Real Estate — 0.2%
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
3.662%, 12/15/2023	256	256

Retail Food & Drug — 0.3%
1011778 BC ULC/ New Red Finance (aka Burger King/Tim Horton’s), Term Loan B2, 1st Lien
3.250%, 02/16/2024	65	65
BJ’s Wholesale Club, Cov-Lite, Term Loan B, 1st Lien
4.750%, 02/03/2024	70	69
Focus Brands, Cov-Lite, Term Loan, 1st Lien
5.000%, 10/05/2023	50	50

		184

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Retailing — 1.3%
Academy Ltd., Term Loan B, 1st Lien
5.102%, 07/01/2022	$49	$36
5.000%, 07/01/2022	98	72
Academy, Ltd., Initial Term Loan, 1st Lien
5.000%, 07/01/2022	20	15
Harbor Freight Tools USA, Initial Loan (2016), 1st Lien
3.789%, 08/18/2023	214	213
Party City, Cov-Lite, Term Loan B, 1st Lien
3.860%, 08/19/2022	65	65
3.790%, 08/19/2022	1	1
PETCO Animal Supplies, Cov-Lite, Term Loan B1, 1st Lien
4.287%, 01/26/2023	84	79
PetSmart, Term Loan B, 1st Lien
4.020%, 03/11/2022	99	94
Seminole Hard Rock Entertainment (Seminole Hard Rock International, LLC), Term Loan, 1st Lien
3.520%, 05/14/2020	489	491

		1,066

Securities & Trusts — 0.3%
Communications Sales & Leasing (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.000%, 10/24/2022	274	273

Telecommunications — 2.0%
Coral-US Co-Borrower LLC, Term B-1 Loan, 1st Lien
5.531%, 12/30/2022	51	52
DigitalGlobe, Term Loan, 1st Lien
3.531%, 01/15/2024	200	201
Greeneden U.S. Holdings I, LLC, Tranche B-1 Dollar Term Loan, 1st Lien
5.025%, 12/01/2023	5	5
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, 1st Lien
3.750%, 06/30/2019 (B)	144	141
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan, 1st Lien
4.248%, 04/13/2020	278	279
Masergy Holdings, Term B Loan, 1st Lien
5.500%, 12/15/2023	60	60
Radiate Holdco, LLC, Closing Date Term Loan, 1st Lien
3.781%, 02/01/2024	121	121
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan
3.040%, 03/24/2021	—	—

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Sprint Communications, Initial Term Loan, 1st Lien
3.313%, 02/02/2024	$234	$234
Telenet Financing USD LLC, Term Loan AF Facility, 1st Lien
3.912%, 01/31/2025	150	150
WideOpenWest Finance, LLC, New Term B Loan, 1st Lien
4.500%, 08/18/2023	308	310
Zayo Group LLC (Zayo Capital), 2017 Incremental Refinancing B-2 Term Loan, 1st Lien
3.500%, 01/19/2024	43	43

		1,596

Transportation — 0.2%
Kenan Advantage Group Holdings, Initial Canadian Term Loan, 1st Lien
4.000%, 07/29/2022	46	46
Kenan Advantage Group Holdings, Initial U.S. Term Loan, 1st Lien
4.000%, 07/29/2022	145	145

		191

Utilities — 0.3%
Dynegy, Tranche C-1 Term Loan, 1st Lien
4.250%, 06/27/2023	45	45
Environmental Resources, Cov-Lite, Term Loan B1, 1st Lien
5.000%, 05/14/2021	25	23
Mueller Water Products, Initial Loan, 1st Lien
3.279%, 11/25/2021	96	97
Vistra Operations LLC (fka Tex Operations LLC), 2016 Incremental Term Loan, 1st Lien
4.193%, 12/14/2023	114	114
Vistra Operations LLC (fka Tex Operations LLC), Initial Term C Loan, 1st Lien
3.531%, 08/04/2023	—	—

		279

Total Loan Participations (Cost $23,752) ($ Thousands)		23,288

ASSET-BACKED SECURITIES — 16.8%

Automotive — 6.1%
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl A3
0.940%, 02/08/2019	78	78
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	122	122

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	$205	$205
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	325	325
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A2
1.720%, 01/22/2019	445	445
Chesapeake Funding LLC, Ser 2013-1A, Cl A
1.226%, 01/07/2025 (A)(B)	83	83
Chesapeake Funding LLC, Ser 2014-1A, Cl A
1.196%, 03/07/2026 (A)(B)	186	185
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A4
1.310%, 05/15/2019 (A)	47	47
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	255	254
First Investors Auto Owner Trust, Ser 2016-1A, Cl A1
1.920%, 05/15/2020 (A)	172	172
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	325	324
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.300%, 07/15/2020 (B)	290	291
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	150	150
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	199	199
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A3
1.530%, 09/20/2018	210	210
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018	85	85
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	230	230
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	200	200
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (A)	195	195
Santander Drive Auto Receivables Trust, Ser 2015-5, Cl A3
1.580%, 09/16/2019	285	285
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	100	100

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	41

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (A)	$13	$13
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (A)	258	258
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	350	351
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	100	100
Wheels SPV 2 LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (A)	4	4

		4,911

Credit Cards — 0.8%
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	355	354
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
1.362%, 02/15/2022 (B)	300	302

		656

Other Asset-Backed Securities — 9.9%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.458%, 01/25/2035 (B)	167	165
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.878%, 09/25/2034 (B)	59	59
Apidos CLO XII, Ser 2013-12A, Cl A
1.980%, 04/15/2025 (A) (B)	550	551
Cent CLO 20, Ser 2014-20A, Cl A
2.362%, 01/25/2026 (A) (B)	625	625
Cent CLO, Ser 2014-16AR, Cl A1AR
2.136%, 08/01/2024 (A) (B)	482	482
CIFC Funding Ltd., Ser 2013-1A, Cl A1
2.030%, 04/16/2025 (A) (B)	485	485
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	184	184
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
2.232%, 04/18/2026 (A) (B)	510	510
Dryden XXXI Senior Loan Fund, Ser 2017-31A, Cl AR
%, 04/18/2026 (A) (B)	350	350
First Franklin Mortgage Loan Trust, Ser 2006- FF1, Cl 2A3
1.018%, 01/25/2036 (B)	118	117

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Limerock CLO II, Ser 2017-2A, Cl AR
2.310%, 04/18/2026 (A) (B)	$300	$300
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (A)	39	39
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (A)	67	67
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (A)	122	123
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (A)	112	111
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	102	102
Octagon Investment Partners XVI Ltd., Ser 2013-1A, Cl A
2.000%, 07/17/2025 (A) (B)	550	550
OHA Credit Partners VIII Ltd., Ser 2013-8A, Cl A
2.001%, 04/20/2025 (A) (B)	330	330
Race Point VI CLO Ltd., Ser 2014-6A, Cl BR
3.080%, 05/24/2023 (A) (B)	525	525
SLM Student Loan Trust, Ser 2004-1, Cl A3
1.092%, 04/25/2023 (B)	352	352
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.002%, 01/25/2027 (B)	137	136
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.582%, 07/25/2023 (B)	334	341
SLM Student Loan Trust, Ser 2008-9, Cl A
2.538%, 04/25/2023 (B)	156	159
SLM Student Loan Trust, Ser 2011-1, Cl A1
1.298%, 03/25/2026 (B)	277	278
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	151	150
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
1.008%, 07/25/2036 (A) (B)	55	55
Symphony CLO Ltd., Ser 2014-8AR, Cl BR
2.626%, 01/09/2023 (A) (B)	805	805
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (A)	19	19

		7,970

Total Asset-Backed Securities (Cost $13,532) ($ Thousands)		13,537

MORTGAGE-BACKED SECURITIES — 11.5%

Agency Mortgage-Backed Obligations — 3.2%
FHLMC
6.000%, 09/01/2026	55	62
FNMA
6.500%, 09/01/2026	41	46
6.000%, 11/01/2026 to 04/01/2040	328	370

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
5.000%, 02/01/2023 to 03/01/2025	$78	$83
FNMA TBA
3.500%, 04/01/2041	900	936
FNMA, Ser 2017-KT01
1.091%, 02/25/2020	65	65
FREMF Mortgage Trust, Ser 2013-K502, Cl C
2.900%, 03/25/2045 (A) (B)	260	260
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.002%, 10/25/2047 (A) (B)	155	152
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
1.227%, 10/07/2020 (B)	224	224
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
1.227%, 01/08/2020 (B)	302	303
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
1.165%, 03/11/2020 (B)	95	95
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
1.157%, 03/06/2020 (B)	25	25

		2,621

Non-Agency Mortgage-Backed Obligations — 8.3%
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
1.238%, 08/25/2035 (B)	27	27
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.391%, 11/25/2034 (B)	52	51
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
3.207%, 04/25/2035 (B)	163	151
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.239%, 10/25/2035 (B)	135	125
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.724%, 12/10/2049 (B)	205	205
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.126%, 12/10/2049 (B)	398	402
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.107%, 09/25/2034 (B)	43	42
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (B)	275	277
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	116	116
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.570%, 03/15/2029 (A)(B)	340	340
FHLMC Structured Agency Credit Risk Debt
1.970%, 04/25/2029	248	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.178%, 07/25/2023 (B)	$221	$224
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
3.382%, 01/25/2025 (B)	238	239
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 1M1
1.728%, 05/25/2024 (B)	135	135
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 2M1
1.728%, 05/25/2024 (B)	48	48
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 1M1
1.978%, 07/25/2024 (B)	145	146
FNMA Connecticut Avenue Securities, Ser 2017- C02, Cl 2M1
2.093%, 09/25/2029 (B)	105	105
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	54	55
GS Mortgage Securities, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	27	27
Impac CMB Trust, Ser 2005-1, Cl 1A1
1.298%, 04/25/2035 (B)	159	146
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	22	22
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
3.140%, 10/25/2036 (B)	319	299
LB-UBS Commercial Mortgage Trust, Ser 2007- C6, Cl A4
5.858%, 07/15/2040 (B)	252	252
LB-UBS Commercial Mortgage Trust, Ser 2008- C1, Cl A2
6.120%, 04/15/2041 (B)	283	291
Merrill Lynch Mortgage Investors, Ser 2005- A1, Cl 1A
3.290%, 12/25/2034 (B)	116	115
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	118	117
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
1.942%, 06/10/2019 (A)(B)	300	300
MortgageIT Trust, Ser 2005-5, Cl A1
1.038%, 12/25/2035 (B)	458	424
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
1.278%, 02/25/2035 (B)	90	90
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
1.421%, 11/20/2034 (B)	105	97
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
1.381%, 12/20/2034 (B)	81	79

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Enhanced Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
1.001%, 03/20/2035 (B)	$51	$47
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A) (B)	126	126
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A) (B)	131	131
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A) (B)	137	137
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 08/25/2055 (A) (B)	273	270
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A) (B)	423	419
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	7	7
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.822%, 03/25/2036 (B)	196	182
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	20	20
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.074%, 01/25/2035 (B)	129	129
WFRBS Commercial Mortgage Trust, Ser 2012- C9, Cl A1
0.673%, 11/15/2045	15	15

		6,679

Total Mortgage-Backed Securities (Cost $9,433) ($ Thousands)		9,300

MUNICIPAL BONDS — 0.6%

Florida — 0.5%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	350	352

Indiana — 0.1%
City of Whiting, RB, AMT
1.660%, 12/01/2044 (B)	100	100

Total Municipal Bonds (Cost $450) ($ Thousands)		452

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.3%
TE Holdcorp, 0.000% *	16,542	$203

Total Preferred Stock (Cost $154) ($ Thousands)		203

COMMON STOCK — 0.2%
Dex Media *	23,332	63
Energy & Exploration Partners *	85	1
Nelson Education *	26,098	1
TE Holdcorp *	11,340	84
Vistra Energy	2,451	40

Total Common Stock (Cost $594) ($ Thousands)		189

	Number of Rights

RIGHTS — 0.0%
Texas Competitive Electric Holdings LLC, Taxable Recievable Agreement Rights
0.000*‡‡	2,451	3

Total Rights (Cost $3) ($ Thousands)		3

	Shares

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	2,646,086	2,646

Total Cash Equivalent (Cost $2,646) ($ Thousands)		2,646

	Face Amount (Thousands)

REPURCHASE AGREEMENT(D) — 5.9%
Goldman Sachs 0.790%, dated 03/31/2017, to be repurchased on 04/03/2017, repurchase price $4,800,316 (collateralized by FNMA obligation, par value $5,396,983, 3.500%, 02/01/2018; total market value $4,896,000)	$4,800	4,800

Total Repurchase Agreement (Cost $4,800) ($ Thousands)		4,800

Total Investments — 102.1% (Cost $83,594) ($ Thousands)		$82,482

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(16)	Jul-2017	$(3)
U.S. 5-Year Treasury Note	4	Jun-2017	1
U.S. 10-Year Treasury Note	(8)	Jun-2017	(3)

			$(5)

Percentages are based on Net Assets of $80,816 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 6).

‡‡	No expiration date available.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $19,059 ($ Thousands), representing 23.6% of the Net Assets of the Fund.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

Cl — Class

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

LP — Limited Partnership

PLC — Public Limited Company

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$28,064	$—	$28,064
Loan Participations	—	23,271	17	23,288
Asset-Backed Securities	—	13,537	—	13,537
Mortgage-Backed Securities	—	9,300	—	9,300
Repurchase Agreement	—	4,800	—	4,800
Municipal Bonds	—	452	—	452
Preferred Stock	—	203	—	203
Common Stock	40	148	1	189
Rights	—	3	—	3
Cash Equivalent	2,646	—	—	2,646

Total Investments in Securities	$2,686	$79,778	$18	$82,482

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1	$—	$—	$1
Unrealized Depreciation	(6)	—	—	(6)

Total Other Financial Instruments	$(5)	$—	$—	$(5)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 32.1%

Agency Mortgage-Backed Obligations — 26.4%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$276	$301
7.000%, 05/01/2024 to 03/01/2039	306	339
6.500%, 06/01/2017 to 09/01/2039	165	185
6.000%, 03/01/2020 to 07/01/2037	962	1,035
5.500%, 06/01/2020 to 11/01/2035	834	884
5.000%, 10/01/2018 to 06/01/2044	4,728	5,165
4.500%, 08/01/2020 to 01/01/2045	2,585	2,763
4.000%, 04/01/2019 to 03/01/2047	14,781	15,570
3.500%, 06/01/2026 to 12/01/2046	45,291	46,754
3.000%, 02/01/2027 to 01/01/2047	24,279	24,142
2.500%, 12/01/2031	3,288	3,292
FHLMC ARM
3.090%, 02/01/2045 (A)	373	384
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	2	2
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	421	457
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	80	96
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	508	569
FHLMC CMO, Ser 2005-2945, Cl SA
10.652%, 03/15/2020 (A)	121	126
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	986	1,109
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	199	221

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.118%, 05/15/2038 (A)	$70	$10
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.318%, 01/15/2040 (A)	83	14
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	176	178
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	278	283
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.038%, 10/15/2041 (A)	613	105
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.138%, 08/15/2039 (A)	1,063	141
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,073	107
FHLMC CMO, Ser 2013-4174, Cl SA, IO
5.288%, 05/15/2039 (A)	353	46
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.338%, 09/15/2042 (A)	356	59
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.887%, 04/15/2041 (A)	611	34
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	628	665
FHLMC CMO, Ser 2015-4529, Cl HC
3.000%, 10/15/2039	263	266
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	1,965	2,080
FHLMC Multifamily Structured Pass-Through Certificates, Ser KW02, Cl A1
2.896%, 04/25/2026	935	947
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.619%, 06/25/2020 (A)	2,754	103
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.611%, 07/25/2021 (A)	1,328	77
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.537%, 10/25/2021 (A)	285	16
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	1,465	1,486
FHLMC TBA
4.000%, 05/15/2041 to 04/15/2045	9,540	9,998
3.500%, 04/01/2041 to 05/01/2041	10,300	10,527
3.000%, 04/15/2043 to 05/15/2043	8,000	7,919
FNMA
7.000%, 09/01/2026 to 02/01/2039	1,123	1,266
6.500%, 05/01/2017 to 05/01/2040	990	1,136
6.000%, 10/01/2019 to 07/01/2037	2,379	2,701
5.500%, 06/01/2018 to 08/01/2038	306	332
5.000%, 01/01/2020 to 07/01/2044	6,518	7,210
4.500%, 01/01/2020 to 02/01/2047	23,234	25,117

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.000%, 08/01/2020 to 12/31/2049	$64,289	$67,899
3.840%, 08/01/2021	2,922	3,094
3.762%, 12/01/2020	2,732	2,859
3.665%, 10/01/2020	1,554	1,625
3.619%, 12/01/2020	1,825	1,905
3.500%, 10/01/2025 to 12/31/2050	31,204	32,519
3.330%, 10/01/2029	1,246	1,267
3.080%, 01/01/2027	560	563
3.010%, 04/01/2028	1,320	1,312
3.000%, 11/01/2026 to 02/01/2047	14,616	14,773
2.830%, 06/01/2022	1,159	1,189
2.600%, 10/01/2031	1,370	1,268
2.510%, 08/01/2026	1,328	1,292
2.500%, 10/01/2026 to 10/01/2042	3,830	3,839
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.494%, 09/25/2022 (A)	18,645	391
FNMA ACES, Ser 2014-M12, Cl FA
1.074%, 10/25/2021 (A)	867	870
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (A)	1,770	1,867
FNMA ACES, Ser 2015-M13, Cl A2
2.711%, 06/25/2025 (A)	130	129
FNMA ACES, Ser 2015-M2, Cl A3
3.046%, 12/25/2024 (A)	2,546	2,564
FNMA ACES, Ser 2015-M3, Cl FA
0.991%, 06/25/2018 (A)	827	827
FNMA ACES, Ser 2016-M11, Cl A2
2.369%, 07/25/2026 (A)	802	764
FNMA ACES, Ser 2017-M1, Cl A2
2.416%, 10/25/2026 (A)	608	580
FNMA ARM
4.377%, 04/01/2040 (A)	264	277
3.259%, 04/01/2047 (A)	946	971
3.192%, 10/01/2043 (A)	340	352
3.139%, 03/01/2047 (A)	799	826
2.567%, 11/01/2035 (A)	237	246
2.528%, 11/01/2035 (A)	942	978
2.482%, 10/01/2035 (A)	1,050	1,090
2.421%, 10/01/2035 (A)	152	158
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	522	92
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	782	69
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	601	123
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	224	245
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	694	743
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	1,673	336

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2006-112, Cl ST, IO
5.922%, 11/25/2036 (A)	$1,481	$173
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (A)	114	137
FNMA CMO, Ser 2008-22, Cl SI, IO
5.652%, 03/25/2037 (A)	2,187	101
FNMA CMO, Ser 2009-86, Cl BO, PO(B)
0.000%, 03/25/2037 (B)	1,813	1,642
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/2041 (A)	479	78
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	332	336
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	2,331	2,657
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	683	53
FNMA CMO, Ser 2011-96, Cl SA, IO
5.568%, 10/25/2041 (A)	1,661	271
FNMA CMO, Ser 2012-133, Cl CS, IO
5.372%, 12/25/2042 (A)	472	93
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	89	98
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	433	490
FNMA CMO, Ser 2012-70, Cl YS, IO
5.872%, 02/25/2041 (A)	132	18
FNMA CMO, Ser 2012-74, Cl SA, IO
5.872%, 03/25/2042 (A)	515	86
FNMA CMO, Ser 2012-74, Cl OA, PO(B)
0.000%, 03/25/2042 (B)	40	36
FNMA CMO, Ser 2012-75, Cl AO, PO(B)
0.000%, 03/25/2042 (B)	79	73
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,819
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	478	545
FNMA CMO, Ser 2013-9, Cl SA, IO
5.372%, 03/25/2042 (A)	633	97
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	3,487	3,865
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	440	458
FNMA CMO, Ser 2014-M4, Cl A2
3.346%, 03/25/2024 (A)	2,795	2,898
FNMA CMO, Ser 2015-55, Cl IO, IO
1.690%, 08/25/2055 (A)	1,182	65
FNMA CMO, Ser 2016-106, Cl BA
3.000%, 06/25/2045	713	722
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	1,864	1,938
FNMA CMO, Ser 2016-60, Cl QS, IO
5.322%, 09/25/2046 (A)	537	93

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-89, Cl HA
3.000%, 12/25/2046	$415	$422
FNMA Interest CMO, Ser 2009-397, Cl 6
2.000%, 09/25/2039	607	591
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/2027 (A)	2,235	2,221
FNMA TBA
5.000%, 04/30/2037	1,500	1,639
4.500%, 04/14/2033	24,855	26,649
4.000%, 04/01/2039 to 06/15/2045	25,650	26,870
3.500%, 04/01/2041 to 05/15/2045	10,140	10,370
3.000%, 04/25/2026 to 04/01/2043	24,115	24,097
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	12,607	101
GNMA
8.000%, 11/15/2029 to 09/15/2030	53	57
7.500%, 03/15/2029	63	74
6.500%, 07/15/2028 to 08/15/2039	2,096	2,412
6.000%, 10/15/2023 to 10/20/2040	3,874	4,453
5.000%, 12/20/2039 to 11/20/2045	934	1,029
4.500%, 03/15/2041 to 05/15/2046	2,923	3,186
4.000%, 07/15/2045 to 01/20/2047	8,677	9,214
3.500%, 03/20/2046 to 02/20/2047	11,739	12,186
3.000%, 12/20/2046	4,804	4,852
GNMA CMO, Ser 2007-17, Cl IB, IO
5.272%, 04/20/2037 (A)	730	122
GNMA CMO, Ser 2010-31, Cl GS, IO
5.522%, 03/20/2039 (A)	90	8
GNMA CMO, Ser 2010-4, Cl NS, IO
5.462%, 01/16/2040 (A)	5,459	971
GNMA CMO, Ser 2010-85, Cl HS, IO
5.672%, 01/20/2040 (A)	96	14
GNMA CMO, Ser 2010-H27, Cl FA
1.152%, 12/20/2060 (A)	1,462	1,450
GNMA CMO, Ser 2010-H28, Cl FE
1.172%, 12/20/2060 (A)	804	799
GNMA CMO, Ser 2011-H08, Cl FG
1.252%, 03/20/2061 (A)	874	870
GNMA CMO, Ser 2011-H09, Cl AF
1.272%, 03/20/2061 (A)	630	627
GNMA CMO, Ser 2012-152, Cl IO, IO
0.754%, 01/16/2054 (A)	8,520	439
GNMA CMO, Ser 2012-34, Cl SA, IO
5.072%, 03/20/2042 (A)	598	105
GNMA CMO, Ser 2012-43, Cl SN, IO
5.672%, 04/16/2042 (A)	47	11
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	755	71
GNMA CMO, Ser 2012-98, Cl SA, IO
5.666%, 08/16/2042 (A)	386	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-178, Cl IO, IO
0.789%, 06/16/2055 (A)	$1,468	$58
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	164	38
GNMA CMO, Ser 2016-135, Cl SB, IO
5.172%, 10/16/2046 (A)	376	107
GNMA TBA
4.500%, 04/01/2039 to 05/01/2039	3,900	4,161
3.500%, 05/15/2041 to 04/15/2045	20,730	21,477
3.000%, 04/15/2043 to 05/01/2043	20,145	20,314
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
1.147%, 11/06/2017 (A)	836	836

		532,923

Non-Agency Mortgage-Backed Obligations — 5.7%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.684%, 02/25/2035 (A)	1,676	1,588
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.918%, 03/25/2037 (A)	2,315	1,773
Alternative Loan Trust, Ser 2005-36, Cl 3A1
2.982%, 08/25/2035 (A)	1,961	1,600
Alternative Loan Trust, Ser 2006-18CB, Cl A6
25.487%, 07/25/2036 (A)	332	466
Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.968%, 09/25/2046 (A)	474	362
Alternative Loan Trust, Ser 2007-23CB, Cl A7
1.178%, 09/25/2037 (A)	2,575	1,645
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.968%, 12/25/2046 (A)	1,648	1,257
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
3.352%, 06/25/2045 (A)	1,593	1,581
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
3.107%, 11/25/2045 (A)	1,686	1,265
Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035 (C)	805	847
BAMLL Commercial Mortgage Securities Trust, Ser 2014-520M, Cl A
4.185%, 08/15/2034 (A)(C)	440	462
BAMLL Re-REMIC Trust, Ser 2016-RRGG10, Cl AJA
5.949%, 08/10/2045 (A)(C)	1,812	1,268
BBCMS Mortgage Trust, Ser 2017-C1, Cl A4
3.674%, 02/15/2050	256	264
BCAP Trust, Ser 2015-RR2, Cl 21A1
1.171%, 03/28/2037 (A)(C)	1,252	1,203

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.680%, 05/25/2034 (A)	$144	$133
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A)	1,510	1,489
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
6.668%, 11/25/2035 (A)	4,630	1,322
CD Commercial Mortgage Trust, Ser 2006- CD2, Cl AJ
5.474%, 01/15/2046 (A)	214	200
CD Commercial Mortgage Trust, Ser 2006- CD3, Cl AJ
5.688%, 10/15/2048	170	91
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%, 12/11/2049 (A)	137	115
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2021	174	171
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 07/10/2026	517	506
CFCRE Commercial Mortgage Trust, Ser 2011- C1, Cl A4
4.961%, 04/15/2044 (A)(C)	459	491
CFCRE Commercial Mortgage Trust, Ser 2016- C3, Cl A1
1.793%, 01/10/2021	295	293
CFCRE Commercial Mortgage Trust, Ser 2016- C4, Cl A4
3.283%, 02/10/2026	294	291
CFCRE Commercial Mortgage Trust, Ser 2016- C7, Cl A3
3.839%, 12/10/2026	226	233
CFCRE Commercial Mortgage Trust, Ser 2016- C7, Cl A2
3.585%, 12/10/2054	290	293
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.720%, 06/15/2031 (A)(C)	475	474
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	221	209
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.126%, 12/10/2049 (A)	140	93
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,205	1,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	$484	$485
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl E
4.401%, 03/10/2047 (A)(C)	780	563
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (C)	70	71
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.791%, 07/10/2046 (A)(C)	13,060	317
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	166	167
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	69	71
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	620	672
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	211	215
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	94	94
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	100	106
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	96
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	31	31
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.083%, 10/10/2046 (A)	40	40
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	57	61
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/2046	50	50
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	918	922
COMM Mortgage Trust, Ser 2013-CR9, Cl E
4.256%, 07/10/2045 (A)(C)	780	586
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	191	199
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	488	506
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	650	664
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	226	226
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	60	60
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (C)	100	103
Core Industrial Trust, Ser 2015-TEXW, Cl E
3.849%, 02/10/2034 (A)(C)	630	618

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.209%, 06/15/2038 (A)	$306	$164
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	380	362
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%, 09/15/2040 (A)	270	257
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.222%, 10/25/2033 (A)	1,096	1,075
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A2
4.273%, 03/12/2020	386	473
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A1
3.007%, 03/12/2020	1,098	1,345
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	250	256
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)	590	506
Credit Suisse Mortgage Trust, Ser 2015-3R, Cl 1A1
0.979%, 07/29/2037 (A) (C)	811	768
Credit Suisse Mortgage Trust, Ser 2015-4R, Cl 3A1
1.081%, 10/27/2036 (A) (C)	834	811
Credit Suisse Mortgage Trust, Ser 2015-SAMZ, Cl MZ
6.506%, 08/15/2022 (A) (C)	2,500	2,526
Credit Suisse Mortgage Trust, Ser 2015-Town, Cl F
5.270%, 03/15/2028 (A) (C)	650	648
Credit Suisse Mortgage Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (A)	393	407
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl C
4.211%, 06/15/2057 (A)	635	601
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	365	378
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	112	117
CSMC Trust, Ser 2014-11R, Cl 9A2
0.918%, 10/27/2036 (A) (C)	2,620	1,575
CSMC Trust, Ser 2014-TIKI, Cl F
4.593%, 09/15/2038 (A) (C)	1,600	1,587

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.579%, 11/19/2044 (A)	$929	$813
EQTY Mortgage Trust, Ser 2014-INNS, Cl D
3.126%, 05/08/2031 (A) (C)	530	528
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.428%, 10/25/2028 (A)	1,480	1,600
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 1M2
3.778%, 07/25/2024 (A)	4,810	4,960
GS Mortgage Securities II, Ser 2015-GC30, Cl B
4.014%, 05/10/2050 (A)	680	663
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	348	328
GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.865%, 08/10/2045 (A)	2,350	2,352
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.365%, 08/10/2044 (A) (C)	742	36
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	13	13
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	78	79
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	139	139
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A2
3.033%, 11/10/2018	201	204
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	1	1
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	180	196
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047 (A)	680	699
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	808	783
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	342	340
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4
3.442%, 11/10/2049	292	297

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2017-GS5, Cl A3
3.409%, 03/10/2050	$474	$481
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (C)	22	22
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.869%, 10/25/2033 (A)	309	311
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
3.104%, 07/25/2035 (A)	3,706	3,454
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
3.077%, 05/19/2034 (A)	1,757	1,766
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,515	1,669
IndyMac IMSC Mortgage Loan Trust, Ser 2007- HOA1, Cl A22
1.162%, 07/25/2047 (A)	1,682	1,064
IndyMac INDX Mortgage Loan Trust, Ser 2007- AR7, Cl 2A1
2.680%, 06/25/2037 (A)	2,555	2,206
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	208	212
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.046%, 11/15/2045 (A)	190	199
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.886%, 01/15/2047 (A)	100	107
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	330	344
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%, 11/15/2047 (A)	610	629
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	984	967
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	211	214
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (A)	523	546
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	462	475
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 10/15/2026	87	90
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A5
3.694%, 01/15/2027	270	279

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (A)	$1,495	$1,290
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.740%, 05/12/2017 (A)	250	201
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP12, Cl AJ
6.066%, 02/15/2051 (A)	45	43
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (C)	156	158
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	805	839
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	160	162
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (C)	2,627	2,683
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	1,182	1,208
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	101	101
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.572%, 07/15/2047 (A)	610	603
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	500	522
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	202	205
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	125	131
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	218	215
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 09/15/2025	308	305
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2026	980	947
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 11/15/2026	934	968

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A4
4.717%, 02/16/2046 (C)	$220	$237
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	120	121
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	650	666
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (A) (C)	1,673	1,680
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,639	1,531
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.625%, 02/25/2034 (A)	142	143
ML-CFC Commercial Mortgage Trust, Ser 2007- 5, Cl AJ
5.450%, 08/12/2048 (A)	480	375
ML-CFC Commercial Mortgage Trust, Ser 2007- 5, Cl AJFL
5.450%, 08/12/2048 (A) (C)	57	45
ML-CFC Commercial Mortgage Trust, Ser 2007- 9, Cl AJ
6.193%, 09/12/2049 (A)	1,200	844
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A2
1.868%, 11/15/2045	163	163
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	18	18
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 06/15/2018	143	144
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	83	83
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	190	190
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl E
3.012%, 03/15/2048 (C)	1,000	635
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl C
4.242%, 04/15/2048 (A)	630	593
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043	625	500
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.094%, 12/12/2049 (A)	1,010	938

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 01/15/2021		$258	$254
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 04/15/2021		521	513
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049		293	289
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/2030 (C)		1,470	1,440
Nomura Resecuritization Trust, Ser 2015-6R, Cl 3A5
0.961%, 05/26/2046 (A) (C)		3,440	2,599
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)		560	597
One Market Plaza Trust, Ser 2017-1MKT, Cl A
3.614%, 02/10/2032		1,360	1,407
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)		1,374	1,280
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031		121	123
RBS Commercial Funding Trust, Ser 2013-1A, Cl A
3.834%, 01/13/2032 (A) (C)		640	674
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019		39	39
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.174%, 12/25/2034 (A)		313	312
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035		838	667
Towd Point Mortgage Funding, Ser 2016-V1A, Cl A1
1.538%, 02/20/2054 (A) (C)	GBP	830	1,035
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063		$55	54
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A2
1.712%, 12/10/2017		361	361
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.496%, 12/10/2045 (A) (C)		670	643
VNDO Mortgage Trust, Ser 2012- 6AVE, Cl A
2.996%, 11/15/2030 (C)		225	228
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
1.314%, 02/25/2047 (A)		2,726	2,209
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
1.314%, 01/25/2047 (A)		1,649	1,199

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	$7	$7
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/19/2022 (A) (C)	1,674	1,670
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.296%, 07/15/2046 (A)	20	21
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A5
3.794%, 11/15/2026	550	569
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
3.051%, 06/25/2034 (A)	631	638
WFRBS Commercial Mortgage Trust, Ser 2011- C3, Cl XA, IO
1.542%, 03/15/2044 (A) (C)	7,458	299
WFRBS Commercial Mortgage Trust, Ser 2011- C4, Cl A3
4.394%, 06/15/2044 (C)	1,662	1,708
WFRBS Commercial Mortgage Trust, Ser 2012- C7, Cl XA, IO
1.483%, 06/15/2045 (A) (C)	329	19
WFRBS Commercial Mortgage Trust, Ser 2014- C19, Cl B
4.723%, 03/15/2047 (A)	110	116

		113,517

Total Mortgage-Backed Securities (Cost $663,246) ($ Thousands)		646,440

CORPORATE OBLIGATIONS — 29.3%

Consumer Discretionary — 1.9%
1011778 BC ULC / New Red Finance
6.000%, 04/01/2022 (C)	390	405
21st Century Fox America
6.650%, 11/15/2037	180	225
6.200%, 12/15/2034	65	77
Altice Financing
6.625%, 02/15/2023 (C)	400	416
Amazon.com
4.950%, 12/05/2044	360	407
American Axle & Manufacturing
6.625%, 10/15/2022 (D)	380	391
American Honda Finance MTN
3.875%, 09/21/2020 (C)	1,065	1,123
BMW US Capital
2.150%, 04/06/2020 (C)	555	555
CCO Holdings
5.125%, 05/01/2027 (C)	160	161

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charter Communications Operating
6.484%, 10/23/2045	$449	$517
6.384%, 10/23/2035	10	11
5.375%, 05/01/2047 (C)	485	487
4.908%, 07/23/2025	600	634
4.464%, 07/23/2022	1,700	1,793
Comcast
6.950%, 08/15/2037	20	27
6.550%, 07/01/2039	270	350
6.400%, 03/01/2040	100	128
4.400%, 08/15/2035	315	326
4.200%, 08/15/2034	200	204
Daimler Finance North America
2.300%, 01/06/2020 (C)	830	832
Daimler Finance North America LLC
2.375%, 08/01/2018 (C)	735	740
Discovery Communications
4.950%, 05/15/2042	120	109
4.900%, 03/11/2026	230	239
4.875%, 04/01/2043	245	222
DISH DBS
6.750%, 06/01/2021	80	86
5.875%, 07/15/2022	180	189
5.875%, 11/15/2024 (D)	570	599
Dollar Tree
5.750%, 03/01/2023 (D)	240	256
ERAC USA Finance (C)
4.500%, 02/15/2045	105	101
3.300%, 12/01/2026	615	589
Fiat Chrysler Automobiles
4.500%, 04/15/2020	200	204
Ford Motor
5.291%, 12/08/2046 (D)	565	564
4.750%, 01/15/2043	230	216
4.346%, 12/08/2026 (D)	295	301
Ford Motor Credit
5.875%, 08/02/2021	230	256
3.810%, 01/09/2024	865	868
3.339%, 03/28/2022	760	763
Ford Motor Credit LLC
3.219%, 01/09/2022	480	483
2.597%, 11/04/2019	775	779
1.684%, 09/08/2017	2,000	2,000
General Motors
6.750%, 04/01/2046	457	536
6.600%, 04/01/2036	670	770
6.250%, 10/02/2043 (D)	100	110
General Motors Financial
4.750%, 08/15/2017	1,000	1,011
4.375%, 09/25/2021	180	189
4.350%, 01/17/2027 (D)	220	222
4.250%, 05/15/2023	110	113

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 05/09/2023	$955	$959
3.450%, 04/10/2022	90	91
3.250%, 05/15/2018	60	61
Goodyear Tire & Rubber (D)
5.125%, 11/15/2023	220	229
5.000%, 05/31/2026	140	144
Grupo Televisa
6.125%, 01/31/2046	255	269
5.000%, 05/13/2045 (D)	270	246
Hilton Worldwide Finance
4.875%, 04/01/2027 (C)	290	293
Hyundai Capital America
2.125%, 10/02/2017 (C)	140	140
McDonald’s MTN
4.875%, 12/09/2045	605	643
3.500%, 03/01/2027	450	451
2.750%, 12/09/2020	275	279
NBCUniversal Media
4.375%, 04/01/2021	270	290
NCL (C)
4.750%, 12/15/2021	40	41
4.625%, 11/15/2020	310	316
Netflix
5.875%, 02/15/2025	110	118
5.500%, 02/15/2022	50	53
Newell Brands
4.200%, 04/01/2026	260	270
3.850%, 04/01/2023	290	300
3.150%, 04/01/2021	170	174
QVC
5.950%, 03/15/2043	20	18
SFR Group
7.375%, 05/01/2026 (C)	400	412
Taylor Morrison Communities
5.250%, 04/15/2021 (C)	460	474
Time Warner
6.250%, 03/29/2041	265	304
4.850%, 07/15/2045 (D)	255	248
4.750%, 03/29/2021	730	784
4.650%, 06/01/2044	35	33
3.800%, 02/15/2027	575	569
3.550%, 06/01/2024	1,365	1,367
Time Warner Cable
8.250%, 04/01/2019	2,265	2,525
7.300%, 07/01/2038	420	520
6.550%, 05/01/2037	155	178
Time Warner Entertainment
8.375%, 07/15/2033	270	360
Toyota Motor Credit MTN
2.600%, 01/11/2022	990	995
1.250%, 10/05/2017	1,150	1,149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Viacom
4.850%, 12/15/2034	$285	$276
4.375%, 03/15/2043	280	243
4.250%, 09/01/2023	100	103
3.875%, 04/01/2024 (D)	100	100
2.250%, 02/04/2022	335	321
Walt Disney MTN
2.450%, 03/04/2022	570	571

		38,501

Consumer Staples — 2.2%
Altria Group
9.250%, 08/06/2019	1,250	1,452
4.750%, 05/05/2021	670	726
2.850%, 08/09/2022	260	260
Anheuser-Busch InBev Finance
4.900%, 02/01/2046 (D)	2,745	2,967
3.650%, 02/01/2026	3,068	3,102
3.300%, 02/01/2023	2,485	2,529
2.650%, 02/01/2021	1,525	1,537
Anheuser-Busch InBev Worldwide
5.375%, 01/15/2020	1,140	1,240
5.000%, 04/15/2020	430	465
2.500%, 07/15/2022 (D)	330	326
Coca-Cola Femsa
2.375%, 11/26/2018	680	684
Cott Holdings
5.500%, 04/01/2025 (C)	220	224
CVS Health
5.125%, 07/20/2045 (D)	1,750	1,931
3.875%, 07/20/2025 (D)	266	274
3.500%, 07/20/2022	100	103
Danone (C)
2.947%, 11/02/2026	590	564
2.589%, 11/02/2023	1,040	1,006
Diageo Capital PLC
4.828%, 07/15/2020	1,450	1,570
Kraft Heinz Foods
6.500%, 02/09/2040	225	270
5.375%, 02/10/2020	455	494
5.200%, 07/15/2045	60	63
5.000%, 07/15/2035	180	187
5.000%, 06/04/2042	50	51
4.375%, 06/01/2046	1,565	1,469
3.950%, 07/15/2025	700	711
3.500%, 06/06/2022	1,150	1,176
3.500%, 07/15/2022	500	511
3.000%, 06/01/2026	910	855
2.800%, 07/02/2020	845	857
1.600%, 06/30/2017	1,018	1,018
Kroger
2.950%, 11/01/2021	375	377

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lamb Weston Holdings
4.625%, 11/01/2024 (C)	$210	$214
Molson Coors Brewing
3.500%, 05/01/2022 (D)	100	103
Mondelez International Holdings Netherlands
BV (C)
2.000%, 10/28/2021	2,030	1,950
1.625%, 10/28/2019	2,055	2,022
PepsiCo
4.000%, 03/05/2042	110	109
Pernod Ricard
4.450%, 01/15/2022 (C)	180	192
Philip Morris International
4.500%, 03/20/2042	60	61
2.900%, 11/15/2021	370	375
2.500%, 08/22/2022	340	336
2.000%, 02/21/2020	1,130	1,127
Reynolds American
8.125%, 06/23/2019	20	23
5.850%, 08/15/2045	1,146	1,346
3.250%, 06/12/2020	162	166
Spectrum Brands
5.750%, 07/15/2025 (D)	130	137
Tyson Foods
5.150%, 08/15/2044	80	84
Walgreens Boots Alliance
4.800%, 11/18/2044	470	480
3.450%, 06/01/2026	2,785	2,723
3.300%, 11/18/2021	590	605
Wal-Mart Stores
4.300%, 04/22/2044	855	903
Wm Wrigley Jr (C)
3.375%, 10/21/2020	685	708
2.900%, 10/21/2019	1,119	1,139
2.400%, 10/21/2018	130	131

		43,933

Energy — 3.2%
Anadarko Finance, Ser B
7.500%, 05/01/2031	810	1,029
Anadarko Petroleum
6.600%, 03/15/2046	160	194
6.450%, 09/15/2036	30	36
4.850%, 03/15/2021	190	203
4.500%, 07/15/2044	400	377
Apache
5.100%, 09/01/2040	130	134
4.250%, 01/15/2044	850	797
APT Pipelines
4.250%, 07/15/2027 (C)	295	299
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	910	963

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets
3.723%, 11/28/2028	$395	$400
3.588%, 04/14/2027	670	674
3.216%, 11/28/2023	1,600	1,608
BP Capital Markets PLC
3.561%, 11/01/2021	50	52
3.506%, 03/17/2025 (D)	530	533
3.245%, 05/06/2022	160	164
3.119%, 05/04/2026	100	98
Chesapeake Energy
5.750%, 03/15/2023	70	64
Chevron
2.954%, 05/16/2026	730	721
2.895%, 03/03/2024	1,130	1,133
Cimarex Energy
4.375%, 06/01/2024	395	410
CNOOC Finance
3.500%, 05/05/2025	1,370	1,356
Concho Resources
5.500%, 10/01/2022	130	134
Conoco Funding
7.250%, 10/15/2031	50	67
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	420	507
4.150%, 11/15/2034	630	630
Devon Energy
5.850%, 12/15/2025 (D)	450	516
5.600%, 07/15/2041 (D)	380	402
5.000%, 06/15/2045	580	582
3.250%, 05/15/2022 (D)	270	267
Devon Financing LLC
7.875%, 09/30/2031	260	336
Ecopetrol
5.875%, 05/28/2045	1,290	1,174
Enbridge
5.500%, 12/01/2046	315	335
4.250%, 12/01/2026	340	347
Enbridge Energy Partners
5.875%, 10/15/2025 (D)	750	838
Encana
6.500%, 08/15/2034 (D)	310	349
6.500%, 02/01/2038	200	223
Energy Transfer Partners
8.250%, 11/15/2029	1,315	1,690
6.125%, 12/15/2045	170	182
2.500%, 06/15/2018	425	427
Ensco
8.000%, 01/31/2024 (D)	218	221
4.700%, 03/15/2021	2	2
Enterprise Products Operating LLC
6.450%, 09/01/2040	60	72

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.100%, 02/15/2045	$105	$110
EOG Resources
4.150%, 01/15/2026	230	240
ExxonMobil
4.114%, 03/01/2046 (D)	150	154
3.043%, 03/01/2026	500	500
Florida Gas Transmission LLC
7.900%, 05/15/2019 (C)	1,000	1,109
Halliburton
5.000%, 11/15/2045	600	632
4.850%, 11/15/2035	60	63
3.800%, 11/15/2025	540	547
Hess
5.800%, 04/01/2047	300	310
4.300%, 04/01/2027	320	314
HollyFrontier
5.875%, 04/01/2026	170	181
Kerr-McGee
7.875%, 09/15/2031	430	551
Kinder Morgan
5.550%, 06/01/2045	435	445
4.300%, 06/01/2025	1,635	1,670
Kinder Morgan Energy Partners
5.400%, 09/01/2044	225	223
Marathon Petroleum
5.000%, 09/15/2054	100	87
4.750%, 09/15/2044	315	285
MPLX
4.875%, 12/01/2024	320	337
4.875%, 06/01/2025	110	115
Newfield Exploration
5.625%, 07/01/2024 (D)	490	516
Noble Energy
5.250%, 11/15/2043	180	187
4.150%, 12/15/2021 (D)	690	724
3.900%, 11/15/2024	500	507
Occidental Petroleum
4.625%, 06/15/2045	150	157
4.400%, 04/15/2046	90	91
4.100%, 02/15/2047	320	309
3.400%, 04/15/2026	270	270
3.125%, 02/15/2022	330	337
3.000%, 02/15/2027	230	221
ONEOK
6.000%, 06/15/2035	135	140
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	2,774
Petrobras Global Finance
6.850%, 06/05/2115	620	552
6.250%, 03/17/2024 (D)	1,084	1,112
Petrobras Global Finance BV
7.375%, 01/17/2027	310	328

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 01/17/2022	$130	$136
Petrobras International Finance
5.375%, 01/27/2021	1,090	1,119
Petro-Canada
6.800%, 05/15/2038	825	1,060
Petroleos Mexicanos MTN
6.750%, 09/21/2047	330	335
Petroleos Mexicanos
6.625%, 06/15/2035	727	749
6.500%, 03/13/2027 (C)	746	803
6.375%, 01/23/2045	490	478
5.625%, 01/23/2046	395	353
5.500%, 06/27/2044	90	79
2.460%, 12/15/2025	1,062	1,062
2.378%, 04/15/2025	561	560
Phillips 66 Partners
4.900%, 10/01/2046	220	209
QEP Resources
6.875%, 03/01/2021 (D)	340	361
Range Resources
5.000%, 03/15/2023 (C) (D)	340	335
4.875%, 05/15/2025	30	29
Regency Energy Partners
4.500%, 11/01/2023 (D)	690	708
Sabine Pass Liquefaction
5.875%, 06/30/2026 (C)	220	243
5.750%, 05/15/2024	220	240
5.625%, 04/15/2023	320	347
5.625%, 03/01/2025 (D)	700	759
5.000%, 03/15/2027 (C)	670	700
4.200%, 03/15/2028 (C)	615	607
Schlumberger Holdings (C)
4.000%, 12/21/2025	330	344
3.000%, 12/21/2020	1,690	1,728
SESI LLC
7.125%, 12/15/2021 (D)	60	61
Shelf Drilling Holdings
9.500%, 11/02/2020 (C)	36	34
Shell International Finance
4.375%, 03/25/2020	690	735
4.375%, 05/11/2045	280	284
4.125%, 05/11/2035	1,825	1,839
4.000%, 05/10/2046	522	500
3.400%, 08/12/2023	595	612
2.875%, 05/10/2026	700	680
Shell International Finance BV
4.550%, 08/12/2043	200	208
Sinopec Group Overseas Development (C)
4.375%, 04/10/2024	860	908
2.750%, 05/17/2017	490	491
SM Energy
5.000%, 01/15/2024 (D)	40	38

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern Natural Gas LLC
8.000%, 03/01/2032	$170	$227
Spectra Energy Partners
3.500%, 03/15/2025	415	404
Statoil
3.700%, 03/01/2024	355	369
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,080
Total Capital International
2.875%, 02/17/2022	850	858
TransCanada PipeLines
4.625%, 03/01/2034	815	853
Transcanada Trust
5.300%, 03/15/2077 (A)	605	598
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	590	758
Williams
7.875%, 09/01/2021	475	547
7.750%, 06/15/2031	461	542
Williams Partners
5.100%, 09/15/2045	210	208
4.875%, 03/15/2024	100	103
WPX Energy
8.250%, 08/01/2023	50	56
6.000%, 01/15/2022	10	10

		64,003

Financials — 10.5%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	370
Allstate
3.150%, 06/15/2023	555	564
Ally Financial
7.500%, 09/15/2020	526	591
American Express
7.000%, 03/19/2018 (D)	800	840
American Express Credit MTN
2.700%, 03/03/2022	2,030	2,028
2.250%, 08/15/2019	1,025	1,033
2.200%, 03/03/2020	1,500	1,502
American International Group
6.250%, 05/01/2036	335	396
6.250%, 03/15/2037 (A)	1,220	1,244
4.375%, 01/15/2055	80	71
3.900%, 04/01/2026	934	937
Bank of America
7.625%, 06/01/2019	1,000	1,115
6.875%, 11/15/2018	1,250	1,346
6.250%, 09/29/2049 (A)	720	758
6.000%, 09/01/2017	1,675	1,705
5.750%, 12/01/2017	305	313
5.700%, 05/02/2017	1,300	1,304

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America MTN
8.950%, 05/18/2017 (A)	$1,790	$1,705
8.633%, 05/02/2017 (A)	3,160	3,022
6.875%, 04/25/2018	675	711
5.650%, 05/01/2018	1,270	1,321
5.625%, 07/01/2020	110	121
5.000%, 01/21/2044	770	839
4.450%, 03/03/2026	432	443
4.200%, 08/26/2024	830	845
4.183%, 11/25/2027	195	196
4.000%, 04/01/2024	3,310	3,432
4.000%, 01/22/2025	810	809
3.875%, 08/01/2025 (D)	580	590
3.500%, 04/19/2026	60	59
3.300%, 01/11/2023	160	161
2.625%, 04/19/2021	2,365	2,359
2.600%, 01/15/2019	670	677
2.503%, 10/21/2022	1,085	1,058
Bank of New York Mellon
3.400%, 05/15/2024	1,865	1,902
Bank of New York Mellon MTN
3.442%, 02/07/2028 (A)	595	599
2.200%, 03/04/2019	630	635
Barclays
4.950%, 01/10/2047	345	345
Barclays Bank PLC MTN
6.050%, 12/04/2017 (C)	420	431
Bear Stearns
6.400%, 10/02/2017	70	72
4.650%, 07/02/2018	995	1,029
Berkshire Hathaway
3.125%, 03/15/2026	1,110	1,109
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,000	1,050
BNP Paribas
4.625%, 03/13/2027 (C)	200	200
BNP Paribas MTN
3.800%, 01/10/2024 (C)	660	657
2.375%, 09/14/2017	320	321
Boeing Capital
4.700%, 10/27/2019	490	527
BPCE
5.150%, 07/21/2024 (C)	210	216
Capital One Financial
4.200%, 10/29/2025	501	503
3.750%, 07/28/2026	355	344
Chubb INA Holdings
4.350%, 11/03/2045	395	417
3.350%, 05/03/2026	210	212
2.300%, 11/03/2020	160	161
CIT Group
5.000%, 08/15/2022	120	126

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	57

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 08/01/2023	$320	$333
Citigroup
8.125%, 07/15/2039	69	101
6.675%, 09/13/2043 (D)	70	89
6.625%, 06/15/2032	100	122
6.300%, 12/29/2049 (A)	520	542
5.950%, 12/29/2049 (A)	360	376
5.950%, 12/31/2049 (A)	1,250	1,301
5.900%, 12/29/2049 (A)	140	146
5.500%, 09/13/2025	750	820
5.350%, 05/29/2049 (A)	390	390
5.300%, 05/06/2044	178	191
4.750%, 05/18/2046	70	69
4.650%, 07/30/2045	567	591
4.450%, 09/29/2027	1,510	1,528
4.400%, 06/10/2025	810	825
4.300%, 11/20/2026	180	182
4.050%, 07/30/2022	70	73
3.700%, 01/12/2026	905	906
3.500%, 05/15/2023	500	504
3.400%, 05/01/2026	605	589
3.200%, 10/21/2026	180	172
2.500%, 09/26/2018	3,330	3,360
1.750%, 05/01/2018	1,835	1,834
1.550%, 08/14/2017	955	955
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,773
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	10	11
Compass Bank
3.875%, 04/10/2025	430	422
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.250%, 08/04/2045	310	334
4.625%, 12/01/2023	1,100	1,159
4.375%, 08/04/2025 (D)	650	667
Cooperatieve Rabobank UA
11.000%, 12/31/2049 (A) (C)	920	1,074
2.750%, 01/10/2022	800	805
Credit Agricole
8.375%, 12/31/2049 (A) (C)	1,090	1,211
Credit Suisse Group (C)
4.282%, 01/09/2028	415	413
3.574%, 01/09/2023	610	609
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (D)	890	906
Farmers Exchange Capital
7.050%, 07/15/2028 (C)	1,000	1,225
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	2,150	2,325
Ford Motor Credit LLC
8.125%, 01/15/2020	660	758

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Electric MTN
4.375%, 09/16/2020	$30	$32
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	10	8
Goldman Sachs Group
6.750%, 10/01/2037	503	621
6.450%, 05/01/2036	30	36
6.250%, 02/01/2041	750	942
6.150%, 04/01/2018	2,780	2,896
6.125%, 02/15/2033	20	24
5.950%, 01/18/2018	260	269
5.750%, 01/24/2022	110	124
5.250%, 07/27/2021	340	373
5.150%, 05/22/2045	600	630
4.750%, 10/21/2045	842	887
4.250%, 10/21/2025	520	530
3.750%, 02/25/2026	435	437
3.500%, 11/16/2026	360	352
3.000%, 04/26/2022	1,016	1,018
2.750%, 09/15/2020	505	509
2.625%, 04/25/2021	395	394
2.375%, 01/22/2018	4,370	4,394
2.350%, 11/15/2027	835	816
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,930	2,118
6.000%, 06/15/2020	170	188
5.375%, 03/15/2020	2,860	3,101
4.000%, 03/03/2024	490	508
3.850%, 07/08/2024	830	850
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	1,000	974
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	750	729
Guardian Life Insurance of America
4.850%, 01/24/2077 (C)	475	463
HBOS PLC MTN
6.750%, 05/21/2018 (C)	2,100	2,199
HSBC Bank PLC
4.750%, 01/19/2021 (C)	1,760	1,890
HSBC Holdings
4.375%, 11/23/2026	947	954
4.041%, 03/13/2028 (A)	570	576
3.262%, 03/13/2023 (A)	1,020	1,026
HSBC Holdings PLC
4.250%, 03/14/2024	985	1,000
4.250%, 08/18/2025	750	755
4.000%, 03/30/2022	330	346
3.400%, 03/08/2021	1,020	1,043
2.650%, 01/05/2022	1,250	1,234
ILFC E-Capital Trust II
4.910%, 12/21/2065 (A) (C)	400	376

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ING Bank
5.800%, 09/25/2023 (C)	$920	$1,024
ING Groep
3.950%, 03/29/2027	200	201
3.150%, 03/29/2022	495	496
International Lease Finance
7.125%, 09/01/2018 (C)	2,080	2,223
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	1,610	1,515
John Deere Capital
1.700%, 01/15/2020	160	159
JPMorgan Chase
6.000%, 01/15/2018	3,635	3,758
4.950%, 06/01/2045	150	158
4.500%, 01/24/2022	180	194
4.400%, 07/22/2020	210	224
4.350%, 08/15/2021	215	230
4.260%, 02/22/2048 (A)	590	588
4.250%, 10/15/2020	330	350
4.250%, 10/01/2027	130	133
3.900%, 07/15/2025	2,115	2,186
3.875%, 09/10/2024	620	628
3.782%, 02/01/2028 (A)	600	606
3.625%, 12/01/2027 (D)	985	956
2.972%, 01/15/2023	1,085	1,084
2.950%, 10/01/2026	610	580
2.700%, 05/18/2023	1,045	1,024
JPMorgan Chase MTN
2.295%, 08/15/2021 (D)	935	925
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,277
6.000%, 10/01/2017	1,600	1,633
KFW
4.000%, 01/27/2020 (D)	495	526
1.000%, 07/15/2019	3,005	2,967
KKR Group Finance II
5.500%, 02/01/2043 (C)	60	63
Lazard Group LLC
3.750%, 02/13/2025	675	671
Lincoln National
3.625%, 12/12/2026 (D)	415	413
Macquarie Bank MTN
1.662%, 10/27/2017 (A) (C)	1,180	1,184
Marsh & McLennan
3.750%, 03/14/2026	285	293
2.750%, 01/30/2022	395	397
Massachusetts Mutual Life Insurance (C)
8.875%, 06/01/2039	107	174
4.900%, 04/01/2077	240	241
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	984

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I (C)
3.450%, 12/18/2026	$1,450	$1,460
1.950%, 09/15/2021	740	718
1.550%, 09/13/2019	335	330
Metropolitan Life Global Funding I MTN
1.950%, 12/03/2018 (C)	155	155
Mitsubishi UFJ Financial Group
3.677%, 02/22/2027	885	895
2.998%, 02/22/2022	230	232
Morgan Stanley
4.375%, 01/22/2047	705	705
3.625%, 01/20/2027	385	382
1.842%, 02/14/2020 (A)	3,500	3,508
Morgan Stanley MTN
7.300%, 05/13/2019	545	602
6.625%, 04/01/2018	1,000	1,047
5.950%, 12/28/2017	2,000	2,062
5.500%, 07/24/2020	500	546
3.125%, 07/27/2026	135	129
2.625%, 11/17/2021	3,595	3,571
2.500%, 04/21/2021	575	572
National Australia Bank
2.400%, 12/07/2021 (C)	865	861
Nationwide Mutual Insurance
3.421%, 12/15/2024 (A) (C)	2,975	2,930
New York Life Global Funding
1.550%, 11/02/2018 (C)	1,000	998
New York Life Insurance
6.750%, 11/15/2039 (C)	415	561
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	690	875
PNC Bank
2.550%, 12/09/2021	250	249
2.250%, 07/02/2019	545	549
PNC Bank MTN
2.400%, 10/18/2019	625	630
Protective Life Global Funding
1.722%, 04/15/2019 (C)	1,600	1,583
Quicken Loans
5.750%, 05/01/2025 (C)	200	197
Royal Bank of Scotland
4.650%, 06/04/2018	270	276
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	390	413
6.100%, 06/10/2023	550	584
6.000%, 12/19/2023	860	909
5.125%, 05/28/2024 (D)	490	496
Santander Holdings USA
4.500%, 07/17/2025	80	81
Santander UK Group Holdings
2.875%, 08/05/2021	1,485	1,466

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Stadshypotek
2.500%, 04/05/2022 (C)	$730	$729
Standard Chartered
5.700%, 03/26/2044 (C) (D)	1,160	1,196
State Street
4.956%, 03/15/2018	1,300	1,337
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	340	331
Synchrony Financial
3.700%, 08/04/2026	640	621
Teachers Insurance & Annuity Association of America (C)
6.850%, 12/16/2039	1,300	1,718
4.900%, 09/15/2044	190	206
Toronto-Dominion Bank (C)
2.500%, 01/18/2022	670	671
2.250%, 03/15/2021	1,415	1,412
UBS MTN
1.375%, 06/01/2017	2,000	2,000
UBS Group Funding Jersey (C)
4.125%, 09/24/2025	200	203
2.650%, 02/01/2022	1,025	1,005
UBS Group Funding Switzerland (C)
4.253%, 03/23/2028	1,375	1,395
3.491%, 05/23/2023	1,655	1,665
US Bancorp MTN
2.625%, 01/24/2022	995	999
US Bank
2.125%, 10/28/2019	435	437
Visa
4.300%, 12/14/2045	570	598
3.150%, 12/14/2025	1,050	1,054
2.800%, 12/14/2022	620	625
Wachovia MTN
5.750%, 02/01/2018	2,000	2,063
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,410	2,411
WEA Finance (C)
4.750%, 09/17/2044	230	224
3.750%, 09/17/2024	780	789
3.250%, 10/05/2020	1,750	1,784
3.150%, 04/05/2022	555	555
Wells Fargo
5.875%, 12/31/2049 (A)	120	129
3.000%, 04/22/2026	1,935	1,857
3.000%, 10/23/2026	690	661
2.125%, 04/22/2019	420	421
2.100%, 07/26/2021	2,635	2,581
Wells Fargo MTN
4.900%, 11/17/2045	650	678
4.750%, 12/07/2046	500	511
4.650%, 11/04/2044	260	261

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.600%, 04/01/2021	$160	$172
4.400%, 06/14/2046	820	794
4.300%, 07/22/2027	1,500	1,559
3.450%, 02/13/2023	430	434
3.000%, 01/22/2021	1,010	1,028
1.650%, 01/22/2018	1,670	1,669
Wells Fargo Bank
6.000%, 11/15/2017	250	257
Wells Fargo Bank MTN
2.150%, 12/06/2019	830	833

		212,144

Health Care — 2.6%
Abbott Laboratories
4.900%, 11/30/2046	435	451
4.750%, 11/30/2036	170	175
3.750%, 11/30/2026	2,765	2,762
3.400%, 11/30/2023	2,080	2,101
AbbVie
4.700%, 05/14/2045	500	499
4.500%, 05/14/2035	320	318
4.450%, 05/14/2046 (D)	455	434
3.600%, 05/14/2025	90	90
3.200%, 05/14/2026	970	932
2.500%, 05/14/2020	815	820
1.800%, 05/14/2018	750	751
Actavis Funding SCS
4.750%, 03/15/2045	650	653
4.550%, 03/15/2035	10	10
3.800%, 03/15/2025 (D)	3,010	3,037
3.450%, 03/15/2022	1,380	1,409
1.300%, 06/15/2017	500	500
Aetna
2.800%, 06/15/2023	1,665	1,651
2.200%, 03/15/2019	310	312
Amgen
5.150%, 11/15/2041	745	798
4.663%, 06/15/2051	614	614
4.563%, 06/15/2048	210	209
4.400%, 05/01/2045	1,095	1,063
3.625%, 05/22/2024	100	102
Anthem
5.875%, 06/15/2017	1,155	1,165
4.650%, 08/15/2044	950	964
Baxalta
3.600%, 06/23/2022	920	940
Becton Dickinson
4.685%, 12/15/2044	120	125
3.734%, 12/15/2024	162	167
2.675%, 12/15/2019	397	403
Biogen
5.200%, 09/15/2045	1,289	1,394

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 09/15/2022	$260	$268
Celgene
5.000%, 08/15/2045	2,035	2,130
3.875%, 08/15/2025	220	225
3.550%, 08/15/2022	300	309
Centene
6.125%, 02/15/2024	110	118
4.750%, 05/15/2022	210	216
4.750%, 01/15/2025	130	131
DaVita
5.000%, 05/01/2025	80	80
EMD Finance
2.400%, 03/19/2020 (C)	1,045	1,045
Express Scripts Holding
3.400%, 03/01/2027	1,000	942
Fresenius Medical Care US Finance II (C)
5.875%, 01/31/2022	170	184
4.125%, 10/15/2020	100	101
Gilead Sciences
4.750%, 03/01/2046	470	479
3.700%, 04/01/2024 (D)	775	796
3.650%, 03/01/2026 (D)	310	313
3.500%, 02/01/2025	1,030	1,037
3.250%, 09/01/2022	405	414
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	847
Humana
7.200%, 06/15/2018	1,150	1,222
4.950%, 10/01/2044	50	52
4.800%, 03/15/2047	20	21
4.625%, 12/01/2042	130	132
3.950%, 03/15/2027	50	51
3.850%, 10/01/2024	790	809
3.150%, 12/01/2022	170	171
Johnson & Johnson
4.500%, 12/05/2043	600	662
3.625%, 03/03/2037	260	258
Medtronic
3.625%, 03/15/2024	465	482
3.500%, 03/15/2025	840	860
Medtronic Global Holdings SCA
3.350%, 04/01/2027	330	332
Merck
2.750%, 02/10/2025 (D)	230	227
2.350%, 02/10/2022	685	685
Northwell Healthcare
3.979%, 11/01/2046	1,030	946
Perrigo Finance Unlimited
4.375%, 03/15/2026	365	371
Pfizer
4.000%, 12/15/2036	610	616

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
RWJ Barnabas Health
3.949%, 07/01/2046	$1,030	$971
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026	1,135	1,081
2.875%, 09/23/2023	705	683
1.900%, 09/23/2019	2,200	2,184
Tenet Healthcare
8.125%, 04/01/2022 (D)	60	63
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026 (D)	385	355
2.800%, 07/21/2023	860	817
Thermo Fisher Scientific
3.600%, 08/15/2021	350	363
UnitedHealth Group
6.000%, 06/15/2017	51	52
5.800%, 03/15/2036	280	345
3.875%, 10/15/2020	530	559
2.875%, 12/15/2021	580	591
Valeant Pharmaceuticals International (C)
7.500%, 07/15/2021	1,040	911
7.000%, 03/15/2024	150	154
6.500%, 03/15/2022	120	123
5.875%, 05/15/2023	90	70
5.375%, 03/15/2020 (D)	60	54
Wyeth LLC
5.950%, 04/01/2037	340	420

		52,177

Industrials — 1.6%
ABB Finance USA
4.375%, 05/08/2042	80	84
AerCap Ireland Capital
4.625%, 07/01/2022	210	221
3.750%, 05/15/2019	520	534
Air Lease
3.625%, 04/01/2027	515	501
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/2023	1,332	1,417
BAE Systems
4.750%, 10/11/2021 (C)	1,350	1,457
Burlington Northern Santa Fe
4.150%, 04/01/2045	505	504
Caterpillar Financial Services MTN
2.750%, 08/20/2021	620	624
2.100%, 01/10/2020	265	265
Catholic Health Initiatives
4.350%, 11/01/2042	80	68
2.950%, 11/01/2022	800	774
Cintas No. 2
3.700%, 04/01/2027	260	265

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.900%, 04/01/2022	$230	$233
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	1,034	1,091
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,283	1,411
Delta Air Lines
3.625%, 03/15/2022 (D)	610	623
2.875%, 03/13/2020	610	615
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	955	1,103
Eaton
4.150%, 11/02/2042	440	435
2.750%, 11/02/2022	450	447
1.500%, 11/02/2017	270	270
FedEx
4.550%, 04/01/2046	530	529
4.400%, 01/15/2047	330	321
GE Capital International Funding
4.418%, 11/15/2035	1,160	1,225
2.342%, 11/15/2020	530	532
General Electric
4.500%, 03/11/2044 (D)	220	237
General Electric MTN
6.875%, 01/10/2039	521	740
5.875%, 01/14/2038	187	236
5.300%, 02/11/2021	184	204
1.519%, 08/15/2036 (A)	1,550	1,349
Illinois Tool Works
2.650%, 11/15/2026	275	265
International Lease Finance
8.625%, 01/15/2022	10	12
Lockheed Martin
4.500%, 05/15/2036	90	95
3.550%, 01/15/2026	530	539
3.350%, 09/15/2021	920	953
3.100%, 01/15/2023	50	51
Northrop Grumman
3.850%, 04/15/2045	210	197
3.250%, 08/01/2023	2,645	2,705
3.200%, 02/01/2027 (D)	530	525
Park Aerospace Holdings (C)
5.500%, 02/15/2024 (D)	160	167
5.250%, 08/15/2022	80	83
Penske Truck Leasing L.P. (C)
3.400%, 11/15/2026	900	865
3.375%, 02/01/2022	390	395
3.200%, 07/15/2020	490	499
Raytheon
3.125%, 10/15/2020	430	444

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Siemens Financieringsmaatschappij (C)
2.900%, 05/27/2022	$825	$831
2.200%, 03/15/2020	695	698
2.000%, 09/15/2023	1,030	978
Union Pacific
3.000%, 04/15/2027	985	974
United Business Media
5.750%, 11/03/2020 (C)	490	515
United Rentals North America
5.500%, 07/15/2025	310	319
United Technologies
4.500%, 06/01/2042	200	212
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	765	803
Valmont Industries
5.250%, 10/01/2054	305	275
Wabtec
3.450%, 11/15/2026 (C)	490	477
Waste Management
7.375%, 05/15/2029	330	430
3.500%, 05/15/2024	280	289
West (C)
5.375%, 07/15/2022	300	295
4.750%, 07/15/2021	90	91

		33,297

Information Technology — 1.5%
Analog Devices
3.500%, 12/05/2026	560	554
3.125%, 12/05/2023	475	473
2.500%, 12/05/2021	445	441
Apple
4.375%, 05/13/2045	405	415
4.250%, 02/09/2047	180	183
3.850%, 05/04/2043	640	613
3.350%, 02/09/2027	780	789
3.000%, 02/09/2024	790	797
2.700%, 05/13/2022	140	142
2.500%, 02/09/2022	840	844
2.450%, 08/04/2026	680	643
1.900%, 02/07/2020	750	752
Cisco Systems
1.850%, 09/20/2021	1,330	1,304
1.400%, 09/20/2019	1,215	1,206
CommScope Technologies
5.000%, 03/15/2027 (C)	130	130
Diamond 1 Finance (C)
6.020%, 06/15/2026	365	398
4.420%, 06/15/2021	820	857
3.480%, 06/01/2019	980	1,004

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fidelity National Information Services
3.625%, 10/15/2020	$490	$509
2.850%, 10/15/2018	615	623
2.250%, 08/15/2021 (D)	347	340
Harris
5.054%, 04/27/2045	190	208
Hewlett Packard Enterprise
6.350%, 10/15/2045	775	798
5.015%, 10/15/2025	200	208
Intel
4.900%, 07/29/2045	120	135
3.700%, 07/29/2025	140	146
Microsoft
4.500%, 02/06/2057	480	494
4.250%, 02/06/2047	395	405
4.100%, 02/06/2037	880	908
3.950%, 08/08/2056	100	94
3.750%, 02/12/2045	950	901
3.700%, 08/08/2046	650	610
3.500%, 02/12/2035	685	659
3.450%, 08/08/2036	20	19
3.300%, 02/06/2027	1,695	1,721
2.875%, 02/06/2024	1,335	1,344
2.700%, 02/12/2025	160	157
2.400%, 02/06/2022	795	800
2.400%, 08/08/2026	2,260	2,138
2.000%, 08/08/2023	1,120	1,077
National Semiconductor
6.600%, 06/15/2017	170	172
Oracle
3.900%, 05/15/2035	1,195	1,180
2.400%, 09/15/2023	1,050	1,022
1.200%, 10/15/2017	1,050	1,050
TSMC Global
1.625%, 04/03/2018 (C)	875	873

		30,136

Materials — 1.1%
Air Liquide Finance (C)
2.250%, 09/27/2023	795	762
1.750%, 09/27/2021	550	531
Amcor Finance USA
3.625%, 04/28/2026 (C)	1,050	1,040
ArcelorMittal
8.000%, 10/15/2039	120	136
7.250%, 02/25/2022 (D)	120	137
Barrick
5.250%, 04/01/2042	70	76
Barrick Gold
4.100%, 05/01/2023 (D)	142	152
Barrick North America Finance
5.700%, 05/30/2041	465	526

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 05/30/2021	$397	$426
BHP Billiton Finance USA
6.750%, 10/19/2075 (A) (C)	620	701
5.000%, 09/30/2043 (D)	510	571
2.875%, 02/24/2022	55	56
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	545
CF Industries (C)
4.500%, 12/01/2026	550	559
3.400%, 12/01/2021	440	439
Dow Chemical
3.000%, 11/15/2022	1,265	1,278
Eastman Chemical
2.700%, 01/15/2020	695	704
Ecolab
4.350%, 12/08/2021	220	238
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	410	410
Fibria Overseas Finance
5.500%, 01/17/2027 (D)	395	396
Freeport-McMoRan
6.875%, 02/15/2023 (C)	75	78
6.500%, 11/15/2020 (C)	104	106
5.450%, 03/15/2043	170	144
4.000%, 11/14/2021 (D)	360	347
Glencore Finance Canada
2.700%, 10/25/2017 (C)	1,080	1,084
Glencore Funding (C)
4.125%, 05/30/2023	60	61
4.000%, 03/27/2027	890	879
International Paper
5.150%, 05/15/2046	480	501
5.000%, 09/15/2035	360	382
LYB International Finance II BV
3.500%, 03/02/2027	690	677
LyondellBasell Industries
5.750%, 04/15/2024	200	229
OCP
4.500%, 10/22/2025 (C)	1,650	1,626
Potash Corp of Saskatchewan
4.875%, 03/30/2020	280	297
4.000%, 12/15/2026	805	824
Reynolds Group Issuer
6.875%, 02/15/2021	117	120
5.125%, 07/15/2023 (C)	170	174
Southern Copper
5.250%, 11/08/2042	900	882
Steel Dynamics
6.375%, 08/15/2022	220	229
Vale Overseas
6.875%, 11/21/2036	1,510	1,623
6.250%, 08/10/2026	555	603

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	63

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 06/10/2021 (D)	$235	$252
Westlake Chemical (C)
4.875%, 05/15/2023	140	146
4.625%, 02/15/2021	60	62
WestRock RKT
4.000%, 03/01/2023	70	72
3.500%, 03/01/2020	320	329

		21,410

Real Estate — 0.7%
Alexandria Real Estate Equities
2.750%, 01/15/2020	2,000	2,006
Boston Properties
3.800%, 02/01/2024	1,250	1,280
DDR
4.625%, 07/15/2022 (D)	705	740
3.375%, 05/15/2023	585	565
First Industrial MTN
7.500%, 12/01/2017	970	1,006
GLP Capital
5.375%, 04/15/2026	80	83
HCP
4.200%, 03/01/2024	765	783
3.150%, 08/01/2022	1,000	998
Highwoods Properties
7.500%, 04/15/2018	1,142	1,206
Mid-America Apartments
4.300%, 10/15/2023	225	237
4.000%, 11/15/2025	250	257
3.750%, 06/15/2024	525	534
SL Green Realty
7.750%, 03/15/2020	1,000	1,123
Tanger Properties
3.875%, 12/01/2023	285	289
3.750%, 12/01/2024	260	257
Ventas Realty L.P.
2.700%, 04/01/2020	1,450	1,462
2.000%, 02/15/2018	1,000	1,002
Welltower
4.950%, 01/15/2021	820	879
4.000%, 06/01/2025	625	634

		15,341

Telecommunication Services — 1.5%
America Movil
5.625%, 11/15/2017	440	450
5.000%, 03/30/2020	750	804
AT&T
6.000%, 08/15/2040	845	926
5.450%, 03/01/2047	1,105	1,130
5.250%, 03/01/2037	2,230	2,274
4.750%, 05/15/2046	1,530	1,428

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 03/09/2048	$1,998	$1,777
4.450%, 04/01/2024	580	608
4.350%, 06/15/2045	240	211
4.250%, 03/01/2027	650	657
3.950%, 01/15/2025	750	756
3.600%, 02/17/2023 (D)	400	405
3.400%, 05/15/2025	3,367	3,252
Bharti Airtel
4.375%, 06/10/2025 (C)	940	939
Sprint
7.875%, 09/15/2023	340	376
7.625%, 02/15/2025 (D)	310	339
7.250%, 09/15/2021	40	43
Sprint Capital
8.750%, 03/15/2032	300	361
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	101
5.877%, 07/15/2019	90	98
5.134%, 04/27/2020	300	323
Verizon Communications
5.500%, 03/16/2047	60	63
5.250%, 03/16/2037	1,050	1,085
5.150%, 09/15/2023 (D)	1,450	1,596
4.862%, 08/21/2046	475	457
4.522%, 09/15/2048	285	258
4.400%, 11/01/2034	2,530	2,394
4.272%, 01/15/2036	1,335	1,236
4.125%, 03/16/2027	2,445	2,486
4.125%, 08/15/2046	1,045	902
3.850%, 11/01/2042	130	109
2.946%, 03/15/2022 (C)	770	767
2.625%, 08/15/2026	820	749
Vodafone Group PLC
2.950%, 02/19/2023	430	423

		29,783

Utilities — 2.5%
AEP Texas Central Transition Funding II
5.170%, 01/01/2018	84	86
AEP Transmission
3.100%, 12/01/2026 (C)	1,700	1,678
AES
4.875%, 05/15/2023 (D)	470	468
Alabama Power
2.450%, 03/30/2022	510	505
American Electric Power
1.650%, 12/15/2017	730	730
Berkshire Hathaway Energy
6.500%, 09/15/2037 (D)	1,160	1,509
Commonwealth Edison
3.700%, 03/01/2045	115	109

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Consolidated Edison of New York
4.450%, 03/15/2044	$810	$854
3.850%, 06/15/2046	185	178
Dominion Resources
2.000%, 08/15/2021 (D)	305	296
1.600%, 08/15/2019	410	405
DTE Energy
1.500%, 10/01/2019	490	482
Duke Energy
3.750%, 09/01/2046	250	225
2.650%, 09/01/2026 (D)	580	540
1.800%, 09/01/2021	465	449
Duke Energy Carolinas
4.250%, 12/15/2041	600	621
4.000%, 09/30/2042	1,000	996
3.875%, 03/15/2046 (D)	215	210
2.500%, 03/15/2023	425	421
Duke Energy Florida
3.850%, 11/15/2042	165	161
3.400%, 10/01/2046	200	179
3.200%, 01/15/2027	635	639
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	1,450	1,619
Electricite de France
6.000%, 01/22/2114 (C)	230	234
Emera US Finance
2.150%, 06/15/2019	2,049	2,048
Exelon
5.625%, 06/15/2035	760	868
FirstEnergy
2.750%, 03/15/2018	280	281
FirstEnergy, Ser C
7.375%, 11/15/2031	2,965	3,864
Florida Gas Transmission LLC
3.875%, 07/15/2022 (C)	1,000	1,025
Fortis
2.100%, 10/04/2021 (C)	370	359
Great Plains Energy
4.850%, 04/01/2047	395	405
3.900%, 04/01/2027	565	571
3.150%, 04/01/2022	455	459
Indiana Michigan Power
4.550%, 03/15/2046 (D)	215	227
IPALCO Enterprises
5.000%, 05/01/2018	1,200	1,233
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,179
KeySpan Gas East (C)
5.819%, 04/01/2041	1,250	1,516
2.742%, 08/15/2026	675	645
Majapahit Holding BV
7.750%, 01/20/2020	420	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Edison
3.500%, 03/15/2023 (C)	$2,425	$2,460
MidAmerican Energy
4.800%, 09/15/2043	510	572
4.250%, 05/01/2046	790	816
NextEra Energy Capital Holdings
2.056%, 09/01/2017	2,000	2,006
NiSource Finance
6.800%, 01/15/2019	2,261	2,446
Oklahoma Gas & Electric
4.150%, 04/01/2047	300	299
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,150
4.550%, 12/01/2041	690	740
Pacific Gas & Electric
8.250%, 10/15/2018	280	306
6.050%, 03/01/2034	340	426
5.800%, 03/01/2037 (D)	710	877
4.450%, 04/15/2042	700	735
2.950%, 03/01/2026	363	354
PECO Energy
4.150%, 10/01/2044	625	639
3.150%, 10/15/2025	500	503
PPL Electric Utilities
4.150%, 10/01/2045	365	373
Public Service of New Hampshire
3.500%, 11/01/2023	310	319
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,348
Sierra Pacific Power
2.600%, 05/01/2026	470	450
Southern
4.400%, 07/01/2046	175	167
2.150%, 09/01/2019	615	615
Southern Gas Capital
2.450%, 10/01/2023	200	192
Southwestern Electric Power
3.900%, 04/01/2045	140	132
Virginia Electric & Power
4.650%, 08/15/2043	405	440
4.000%, 11/15/2046	295	291
3.500%, 03/15/2027	565	577
2.950%, 11/15/2026	295	288
Westar Energy
3.100%, 04/01/2027	505	499

		50,768

Total Corporate Obligations (Cost $578,130) ($ Thousands)		591,493

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	65

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 27.6%
U.S. Treasury Bills(B)
0.712%, 04/20/2017	$12,830	$12,826
0.583%, 04/27/2017	17,570	17,561
0.035%, 04/06/2017 (E)	433	433
U.S. Treasury Bonds
5.250%, 11/15/2028	5,795	7,405
3.816%, 02/15/2045 (B)	4,000	1,679
3.750%, 11/15/2043	16,190	18,423
3.625%, 02/15/2044	1,520	1,694
3.375%, 05/15/2044	1,360	1,451
3.000%, 05/15/2045	16,560	16,464
3.000%, 11/15/2045	1,726	1,715
3.000%, 02/15/2047	35,085	34,960
2.875%, 08/15/2045	49,895	48,388
2.875%, 11/15/2046	5,904	5,729
2.843%, 08/15/2045 (B)	2,120	876
2.750%, 11/15/2042	5,740	5,465
2.625%, 11/15/2020	8,525	8,803
2.500%, 02/15/2045 (E)	25,565	22,972
2.500%, 02/15/2046	17,949	16,087
2.500%, 05/15/2046	10,105	9,050
2.250%, 08/15/2046	970	821
2.000%, 10/31/2021	5,924	5,951
1.000%, 11/30/2019	336	332
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	792	873
0.875%, 02/15/2047	995	980
0.750%, 02/15/2042	2,096	2,014
0.750%, 02/15/2045	3,950	3,760
0.625%, 01/15/2024	2,977	3,047
0.375%, 07/15/2023	4,310	4,378
0.375%, 07/15/2025	6,584	6,601
0.125%, 04/15/2021	11,086	11,201
0.125%, 07/15/2026	3,657	3,568
U.S. Treasury Notes
2.250%, 02/15/2027	43,324	42,771
2.125%, 08/31/2020	8,300	8,431
2.125%, 12/31/2022	305	306
2.125%, 03/31/2024	5,234	5,203
2.000%, 08/31/2021	1,460	1,468
2.000%, 12/31/2021	6,074	6,097
2.000%, 11/30/2022	3,545	3,532
2.000%, 02/15/2025	175	171
2.000%, 11/15/2026	1,428	1,379
1.875%, 01/31/2022	6,010	5,997
1.875%, 02/28/2022	46,163	46,064
1.875%, 03/31/2022	23,254	23,194
1.875%, 08/31/2022	3,990	3,959
1.750%, 12/31/2020	11,585	11,594
1.625%, 03/15/2020	12,535	12,580
1.625%, 06/30/2020	1,585	1,586
1.625%, 11/30/2020	7,010	6,989

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.500%, 05/31/2020	$4,786	$4,774
1.500%, 01/31/2022	17,230	16,891
1.500%, 08/15/2026	6,038	5,587
1.375%, 01/15/2020	3	3
1.375%, 02/15/2020	14,041	13,997
1.375%, 04/30/2020	1,858	1,848
1.375%, 01/31/2021	7,612	7,505
1.250%, 12/31/2018	4,000	4,002
1.250%, 03/31/2019	3,930	3,929
1.125%, 01/31/2019 (D)	15,587	15,556
1.125%, 02/28/2019	200	200
1.125%, 02/28/2021	3,366	3,284
1.125%, 07/31/2021	5,613	5,444
1.125%, 09/30/2021	11,923	11,535
0.750%, 10/31/2017	4,355	4,350

Total U.S. Treasury Obligations (Cost $559,111) ($ Thousands)		555,733

ASSET-BACKED SECURITIES — 10.1%

Automotive — 1.8%
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	544	544
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	115	115
Ally Auto Receivables Trust, Ser 2016-3, Cl A2
1.190%, 12/17/2018	256	255
Ally Auto Receivables Trust, Ser 2017-1, Cl A4
1.990%, 11/15/2021	221	221
Ally Auto Receivables Trust, Ser 2017-2, Cl A4
2.100%, 03/15/2022	411	411
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,699	1,700
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,330	1,330
Ally Master Owner Trust, Ser 2017-1, Cl A
1.170%, 02/15/2021 (A)	328	329
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A3
1.530%, 07/08/2021	713	709
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	560	562
Avis Budget Rental Car Funding AESOP, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (C)	804	808
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (C)	935	940

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	$728	$734
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	124	124
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	513	512
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/2018 (C)	46	46
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (C)	603	606
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	685	687
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	381	383
California Republic Auto Receivables Trust, Ser 2016-2, Cl A4
1.830%, 12/15/2021	634	632
California Republic Auto Receivables Trust, Ser 2017-1, Cl A2
1.550%, 11/15/2019	491	490
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/2021	491	489
California Republic Auto Receivables Trust, Ser 2017-1, Cl A4
2.280%, 06/15/2022	225	224
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	177	177
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	208	208
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	628	629
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	453	455
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A1A
1.390%, 02/20/2018 (C)	164	164
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	691	693
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	425	425

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	$349	$347
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/2018	390	390
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A3
1.730%, 04/20/2020	725	726
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	325	326
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A2A
1.320%, 01/20/2019	170	170
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A3
1.460%, 06/20/2020	533	532
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/2019	320	320
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A3
1.540%, 08/20/2020	319	319
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/22/2021	268	267
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (C)	1,106	1,108
Flagship Credit Auto Trust, Ser 2016-3, Cl A2
2.050%, 11/15/2020 (C)	365	365
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	1,340	1,351
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	965	967
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 02/15/2022 (C)	585	589
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,735	1,736
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	937	936
Hertz Vehicle Financing II, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (C)	650	640
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	802	795
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (C)	299	298
Hertz Vehicle Financing, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	220	219
Hertz Vehicle Financing, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	716	711

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	67

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	$233	$232
Hertz Vehicle Financing, Ser 2016-4A, Cl A
2.650%, 07/15/2022 (C)	639	626
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A4
1.460%, 10/15/2020	473	473
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	588	588
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A2
1.010%, 06/18/2018	43	43
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018	700	700
Hyundai Auto Receivables Trust, Ser 2017-A, Cl A4
2.090%, 04/17/2023	287	287
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	650	649
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	295	295
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A4
2.110%, 05/15/2023	421	422
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A2A
1.380%, 07/15/2019	452	452
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A2
1.390%, 11/15/2019 (C)	583	582
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A3
1.710%, 04/15/2021 (C)	248	247
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A4
2.030%, 02/15/2022 (C)	184	183
TCF Auto Receivables Owner Trust, Ser 2016-PT1A, Cl A
1.930%, 06/15/2022 (C)	1,044	1,043
Toyota Auto Receivables Owner Trust, Ser 2017-A, Cl A4
2.100%, 09/15/2022	586	587
World Omni Auto Receivables Trust, Ser 2016-B, Cl A3
1.300%, 02/15/2022	610	604

		36,727

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Credit Cards — 0.9%
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	$360	$360
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/2022	2,352	2,357
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/2022	1,637	1,640
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7
5.750%, 07/15/2020	480	490
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	3,960	3,964
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	65	65
Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1
2.000%, 01/17/2023	2,333	2,334
Chase Issuance Trust, Ser 2012-A2, Cl A2
1.182%, 05/15/2019 (A)	1,015	1,015
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	335	335
Chase Issuance Trust, Ser 2014-A7, Cl A7
1.380%, 11/15/2019	675	675
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020	100	100
Citibank Credit Card Issuance Trust, Ser 2007- A8, Cl A8
5.650%, 09/20/2019	475	485
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	389	389
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	456	453
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	474	475
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	110	110
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	869	856
World Financial Network Credit Card Master Trust, Ser 2016-B, Cl A
1.440%, 06/15/2022	746	744

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	$502	$499

		17,346

Mortgage Related Securities — 0.7%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
1.448%, 04/25/2028 (A)	6	6
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
1.178%, 08/25/2043 (A)	295	293
Centex Home Equity, Ser 2006-A, Cl AV4
1.028%, 06/25/2036 (A)	3,926	3,843
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
1.018%, 08/25/2036 (A)	4,200	3,974
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.922%, 05/25/2039 (A) (C)	271	258
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
1.058%, 05/25/2037 (A)	5,500	3,341
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
1.423%, 06/25/2035 (A)	429	429
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
1.268%, 07/25/2035 (A)	2,923	2,885

		15,029

Other Asset-Backed Securities — 6.7%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.878%, 12/27/2044 (A) (C)	2,100	2,093
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
1.018%, 07/25/2036 (A) (C)	1,252	1,220
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.125%, 02/25/2035 (A)	2,200	2,234
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.882%, 10/27/2036 (A)	1,750	1,754
CIT Education Loan Trust, Ser 2007-1, Cl A
1.087%, 03/25/2042 (A) (C)	1,203	1,129
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.697%, 03/25/2037	1,970	2,020
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	1,510	1,405

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Conseco Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	$7	$7
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (C)	5	5
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.578%, 10/25/2047 (A)	2,507	2,278
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
1.070%, 02/15/2034 (A)	211	196
Eaton Vance CLO, Ser 2014-1A, Cl AR
2.232%, 07/15/2026 (A) (C)	900	900
Educational Funding of the South, Ser 2011-1, Cl A2
1.688%, 04/25/2035 (A)	1,306	1,300
First Franklin Mortgage Loan Trust, Ser 2005- FF8, Cl M1
1.268%, 09/25/2035 (A)	1,993	1,960
Flatiron CLO, Ser 2014-1A, Cl A1R
2.018%, 07/17/2026 (A) (C)	1,600	1,601
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	931	878
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
4.270%, 03/18/2029 (A)	400	372
Greenpoint Manufactured Housing, Ser 1999- 3, Cl 1A7
7.270%, 06/15/2029	799	820
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
4.890%, 06/19/2029 (A)	225	210
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
4.270%, 02/20/2030 (A)	375	342
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
4.272%, 02/20/2032 (A)	50	45
Greenpoint Manufactured Housing, Ser 2001- 2, Cl IIA2
4.271%, 03/13/2032 (A)	250	226
GSAMP Trust, Ser 2003-SEA, Cl A1
1.178%, 02/25/2033 (A)	1,186	1,117
GSAMP Trust, Ser 2006-HE3, Cl A2D
1.028%, 05/25/2046 (A)	3,300	2,488
Higher Education Funding I, Ser 2014-1, Cl A
1.980%, 05/25/2034 (A) (C)	1,500	1,496
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.958%, 02/25/2036 (A)	376	363
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	862	862

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	69

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	$1,162	$1,094
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	362	371
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,140	2,267
Morgan Stanley Re-REMIC Trust, Ser 2015-R7, Cl 1BXA
10.379%, 02/26/2036 (A) (C)	930	1,021
National Collegiate Student Loan Trust, Ser 2005-3, Cl A4
1.058%, 04/25/2029 (A)	43	43
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
1.628%, 03/25/2038 (A)	4,059	2,341
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
2.370%, 10/15/2031 (A) (C)	535	542
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.470%, 09/16/2024 (A) (C)	470	471
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.970%, 12/15/2028 (A) (C)	216	219
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	408	394
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	996	1,036
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.288%, 06/25/2031 (A)	3,748	3,655
Navient Student Loan Trust, Ser 2014-2, Cl A
1.418%, 03/25/2083 (A)	2,573	2,534
Navient Student Loan Trust, Ser 2014-3, Cl A
1.398%, 03/25/2083 (A)	2,594	2,557
Navient Student Loan Trust, Ser 2014-4, Cl A
1.398%, 03/25/2083 (A)	1,920	1,892
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.028%, 06/25/2065 (A) (C)	337	342
Navient Student Loan Trust, Ser 2016-7A, Cl A
1.928%, 03/25/2066 (A) (C)	719	728
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.228%, 07/25/2066 (A) (C)	2,283	2,283
Navient Student Loan Trust, Ser 2017-2A, Cl A
1.962%, 12/27/2066 (A) (C)	1,572	1,572
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.062%, 10/27/2036 (A)	687	672
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.042%, 01/25/2037 (A)	584	576
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.992%, 10/25/2033 (A)	679	664

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.096%, 03/23/2037 (A)	$671	$655
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.116%, 12/24/2035 (A)	690	678
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.176%, 03/22/2032 (A)	393	365
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.002%, 04/25/2031 (A)	1,337	1,331
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.578%, 04/25/2046 (A) (C)	205	205
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.378%, 10/27/2036 (A) (C)	1,573	1,564
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.728%, 11/25/2043 (A) (C)	1,655	1,618
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.378%, 09/25/2042 (A) (C)	2,497	2,476
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
1.782%, 09/25/2065 (A) (C)	1,298	1,305
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.682%, 07/25/2025 (A)	679	681
Origen Manufactured Housing, Ser 2006-A, Cl A2
3.006%, 10/15/2037 (A)	2,315	2,057
RAMP Trust, Ser 2003-RS11, Cl MII1
1.873%, 12/25/2033 (A)	156	145
RAMP Trust, Ser 2006-RZ3, Cl M1
1.128%, 08/25/2036 (A)	6,530	5,468
RSB BondCo LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	268	268
Scholar Funding Trust, Ser 2011-A, Cl A
1.939%, 10/28/2043 (A) (C)	739	733
SLC Student Loan Trust, Ser 2007-1, Cl A4
0.966%, 05/15/2029 (A)	894	882
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	488	491
SLM Private Education Loan Trust, Ser 2013-1, Cl B
2.578%, 11/25/2043 (A)	245	243
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (C)	782	779
SLM Private Education Loan Trust, Ser 2013-B, Cl A2B
1.870%, 06/17/2030 (A) (C)	130	131
SLM Private Education Loan Trust, Ser 2014-A, Cl A2B
1.920%, 01/15/2026 (A) (C)	246	249
SLM Student Loan Trust, Ser 2003-1, Cl A5C
1.713%, 12/15/2032 (A) (C)	491	479
SLM Student Loan Trust, Ser 2003-12, Cl A5
1.243%, 09/15/2022 (A) (C)	183	183

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2004-10, Cl A7A
1.788%, 10/25/2029 (A) (C)	$1,078	$1,068
SLM Student Loan Trust, Ser 2004-8, Cl B
1.342%, 01/25/2040 (A)	124	112
SLM Student Loan Trust, Ser 2004-8A, Cl A5
1.382%, 04/25/2024 (A) (C)	718	720
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.082%, 07/27/2026 (A)	141	142
SLM Student Loan Trust, Ser 2005-8, Cl A4
1.432%, 01/25/2028 (A)	2,003	2,009
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.052%, 01/25/2041 (A)	1,900	1,804
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.982%, 01/25/2021 (A)	989	961
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.198%, 01/25/2041 (A)	1,900	1,762
SLM Student Loan Trust, Ser 2007-2, Cl A3
0.922%, 01/25/2019 (A)	299	298
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.942%, 07/25/2022 (A)	3,211	3,095
SLM Student Loan Trust, Ser 2007-2, Cl B
1.052%, 07/25/2025 (A)	391	326
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.922%, 04/25/2019 (A)	1,012	1,003
SLM Student Loan Trust, Ser 2007-6, Cl B
1.732%, 04/27/2043 (A)	396	363
SLM Student Loan Trust, Ser 2008-2, Cl B
2.082%, 01/25/2083 (A)	525	467
SLM Student Loan Trust, Ser 2008-3, Cl B
2.082%, 04/26/2083 (A)	525	473
SLM Student Loan Trust, Ser 2008-4, Cl B
2.732%, 04/25/2029 (A)	525	509
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.582%, 07/25/2023 (A)	1,319	1,348
SLM Student Loan Trust, Ser 2008-5, Cl B
2.732%, 07/25/2029 (A)	525	512
SLM Student Loan Trust, Ser 2008-6, Cl B
2.732%, 07/26/2083 (A)	525	513
SLM Student Loan Trust, Ser 2008-7, Cl B
2.732%, 07/26/2083 (A)	525	513
SLM Student Loan Trust, Ser 2008-8, Cl B
3.132%, 10/25/2029 (A)	525	513
SLM Student Loan Trust, Ser 2008-9, Cl B
3.132%, 10/25/2083 (A)	525	532
SLM Student Loan Trust, Ser 2010-1, Cl A
1.178%, 03/25/2025 (A)	449	441
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.728%, 09/25/2028 (A)	2,249	2,247
SLM Student Loan Trust, Ser 2012-2, Cl A
1.478%, 01/25/2029 (A)	717	712
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.528%, 05/26/2026 (A)	385	380

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2012-6, Cl B
1.778%, 04/27/2043 (A)	$289	$265
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.428%, 06/25/2055 (A)	1,155	1,150
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (C)	246	245
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	777	758
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.368%, 03/25/2055 (A)	1,818	1,807
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (C)	421	424
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	1,003	1,002
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.770%, 06/15/2027 (A) (C)	776	770
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	336	341
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
2.112%, 07/15/2027 (A) (C)	1,047	1,057
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (C)	564	569
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
2.170%, 07/15/2027 (A) (C)	381	389
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	1,339	1,339
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.410%, 05/15/2031 (A) (C)	1,023	1,047
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	1,221	1,205
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
2.360%, 02/17/2032 (A) (C)	1,002	1,027
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	1,602	1,566
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.950%, 09/15/2034 (A) (C)	1,131	1,146
SMB Private Education Loan Trust, Ser 2017-A, Cl A1
1.230%, 06/17/2024 (A) (C)	1,165	1,165

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	71

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 09/15/2034 (C)	$ 1,018	$1,015
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
1.680%, 09/15/2034 (A) (C)	1,357	1,350
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	816	822
SoFi Professional Loan Program, Ser 2016-D, Cl A1
1.728%, 01/25/2039 (A) (C)	200	201
SoFi Professional Loan Program, Ser 2016-D, Cl A2A
1.530%, 04/25/2033 (C)	375	373
SoFi Professional Loan Program, Ser 2016-E, Cl A1
1.628%, 07/25/2039 (A) (C)	937	939
SoFi Professional Loan Program, Ser 2016-E, Cl A2A
1.630%, 01/25/2036 (C)	365	364
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.477%, 03/26/2040 (A) (C)	449	449
SoFi Professional Loan Program, Ser 2017-A, Cl A2A
1.550%, 03/26/2040 (C)	955	952
SoFi Professional Loan Program, Ser 2017-A, Cl A2B
2.400%, 03/26/2040 (C)	360	354
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (C)	670	670
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/2035	164	163
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	1,080	1,073
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	328	327
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)	1,473	1,478
Voya CLO, Ser 2014-1A, Cl A1R
2.015%, 04/18/2026 (A) (C)	680	680
Voya CLO, Ser 2014-2A, Cl A1
2.330%, 07/17/2026 (A) (C)	1,730	1,730
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl A4
1.028%, 07/25/2036 (A)	2,857	2,801

		135,417

Total Asset-Backed Securities (Cost $202,914) ($ Thousands)		204,519

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 3.5%
Argentine Bonos del Tesoro
18.200%, 10/03/2021	ARS	19,870	$1,388
Argentine Republic Government International Bond
7.625%, 04/22/2046 (C)		$180	183
7.500%, 04/22/2026 (C)		280	298
7.125%, 07/06/2036 (C)		220	213
6.875%, 04/22/2021 (C)		420	451
5.625%, 01/26/2022 (C)		1,300	1,331
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	10,399	3,293
10.000%, 01/01/2023		3,994	1,260
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	1,089
5.000%, 01/27/2045		560	498
2.625%, 01/05/2023		200	186
China Government Bond
3.390%, 05/21/2025	CNY	2,000	269
3.310%, 11/30/2025		11,500	1,522
Colombia Government International Bond
5.625%, 02/26/2044		$820	892
FMS Wertmanagement AoeR
1.000%, 11/21/2017		640	639
Indonesia Government International Bond MTN
5.875%, 03/13/2020		240	262
5.875%, 01/15/2024 (C)		840	952
4.350%, 01/08/2027 (C)		455	471
3.700%, 01/08/2022 (C)		250	255
Israel Government International Bond
4.500%, 01/30/2043		470	484
Japan Bank for International Cooperation
2.000%, 11/04/2021		326	318
1.875%, 04/20/2021		694	680
1.750%, 05/28/2020		650	639
1.500%, 07/21/2021		1,532	1,470
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,893
Japan Treasury Discount Bills (B) (F)
-0.291%, 05/01/2017	JPY	900,000	8,077
-0.321%, 06/26/2017		880,000	7,902
-0.326%, 06/19/2017		700,000	6,285
-0.374%, 05/22/2017		950,000	8,527
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		$1,200	1,213
2.750%, 03/20/2022 (C)		300	301
Mexico Government International Bond MTN
5.750%, 10/12/2110		657	654
5.550%, 01/21/2045		1,110	1,199
4.750%, 03/08/2044		1,330	1,293
4.350%, 01/15/2047		440	405
4.150%, 03/28/2027		345	351
4.000%, 10/02/2023 (D)		885	911

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.600%, 01/30/2025	$780	$778
Paraguay Government International Bond
6.100%, 08/11/2044 (C)	325	349
4.700%, 03/27/2027 (C)	280	283
Peruvian Government International Bond
6.550%, 03/14/2037	90	116
5.625%, 11/18/2050	580	691
Poland Government International Bond
4.000%, 01/22/2024	1,310	1,375
Portugal Government International Bond MTN
5.125%, 10/15/2024 (C)	1,100	1,066
Province of Ontario Canada
1.625%, 01/18/2019 (D)	885	885
Provincia de Buenos Aires
7.875%, 06/15/2027 (C)	250	253
6.500%, 02/15/2023 (C)	300	301
Qatar Government International Bond
2.375%, 06/02/2021 (C)	765	757
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	667	802
4.500%, 04/04/2022	400	425
Russian Government International Bond
7.500%, 03/31/2030 (C)	294	354
Slovenia Government International Bond
5.850%, 05/10/2023 (C)	740	849
5.500%, 10/26/2022 (C)	528	593
5.250%, 02/18/2024 (C)	1,215	1,364
South Africa Government International Bond
4.300%, 10/12/2028 (D)	675	634

Total Sovereign Debt (Cost $68,668) ($ Thousands)		69,929

LOAN PARTICIPATIONS — 1.1%
1011778 BC ULC/ New Red Finance (aka Burger King/Tim Horton’s), Term Loan B2, 1st Lien
3.250%, 02/16/2024	558	558
Air Medical Group Holdings, Term Loan B, 1st Lien
4.250%, 04/28/2022	734	733
Albertson’s LLC, Term B4 Loan, 1st Lien
3.781%, 08/25/2021	449	451
Albertson’s LLC, Term B6 Loan, 1st Lien
4.302%, 06/22/2023	150	151
American Airlines, Term Loan B, 1st Lien
2.982%, 06/26/2020	631	630
American Builders & Contractors Supply Co., Cov-Lite, Term Loan B, 1st Lien
3.531%, 10/31/2023	598	599
Aramark, U.S. Term Loan F, 1st Lien
3.498%, 02/24/2021 (A)	260	261

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Aristocrat Leisure, Cov-Lite, Term Loan B1, 1st Lien
3.143%, 10/20/2021	$75	$75
Avolon, Cov-Lite, Borrower Term Loan B2, 1st Lien
3.728%, 01/20/2022	560	567
Berry Plastics, Term Loan H, 1st Lien
3.750%, 10/01/2022	562	562
Boyd Gaming, Cov-Lite, Term Loan B, 1st Lien
4.000%, 08/14/2020	300	300
Boyd Gaming, Term Loan B, 1st Lien
3.440%, 09/15/2023	301	303
Charter Communications Operating, LLC, Term Loan E, 1st Lien
2.790%, 07/01/2020	597	598
CSC Holdings, LLC, Term Loan B, 1st Lien
3.943%, 10/11/2024	132	131
Delos Finance, Term Loan B, 1st Lien
3.248%, 10/06/2023	1,000	1,010
Energy Future Intermediate Holding, Cov-Lite, Term Loan, 1st Lien
4.304%, 06/30/2017	2,200	2,196
First Data, Extended Term Loan, 1st Lien
3.984%, 03/24/2021	1,093	1,101
First Data, Term Loan, 1st Lien
3.984%, 07/08/2022	933	940
Flying Fortress, Term Loan, 1st Lien
3.500%, 10/30/2022	560	564
HCA, Term Loan B8, 1st Lien
3.031%, 02/15/2024	599	603
Hilton Worldwide Holdings, Term Loan, 1st Lien
3.278%, 10/25/2023	55	55
2.928%, 10/25/2023	567	571
Intelsat Jackson Holdings S.A., Term Loan, Tranche B2, 1st Lien
3.750%, 06/30/2019 (A)	671	657
Jaguar Holding, Initial Term Loan, 1st Lien
4.250%, 08/18/2022	572	573
Landry’s, Cov-Lite, Term Loan B, 1st Lien
4.039%, 10/04/2023	300	302
Level 3 Financing, Term Loan B, 1st Lien
3.227%, 02/22/2024	590	591
Maple Holdings Acquisition, Cov-Lite, Term Loan B, 1st Lien
5.250%, 03/03/2023	96	97
MGM Growth Properties Operating Partnership L.P., Term B Loan, 1st Lien
3.281%, 04/25/2023 (A)	560	562
Michaels Stores, Term Loan B, 1st Lien
3.750%, 01/30/2023	561	559
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.000%, 06/07/2023	547	554

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	73

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Murray Energy, Term Loan B2, 1st Lien
8.250%, 04/16/2020	$554	$537
NRG Energy, Term Loan B, 1st Lien
3.031%, 06/30/2023	629	631
Party City, Cov-Lite, Term Loan B, 1st Lien
3.860%, 08/19/2022	487	485
3.790%, 08/19/2022	44	44
PETCO Animal Supplies, Cov-Lite, Term Loan B1, 1st Lien
4.287%, 01/26/2023	507	477
PetSmart, Term Loan, Tranche B2, 1st Lien
4.020%, 03/11/2022	682	651
Reynolds Group Holdings, U.S. Term Loan, 1st Lien
3.980%, 02/05/2023	80	80
RPI Finance Trust, Term Loan B5, 1st Lien
3.498%, 10/14/2022	104	104
Univision Communications, Cov-Lite, Term Loan, 1st Lien
3.750%, 03/15/2024	1,676	1,665
UPC Financing, Term Loan, 1st Lien
3.662%, 04/15/2025	600	601
Virgin Media, Cov-Lite, Term Loan, 1st Lien
3.662%, 01/31/2025	368	369
XPO Logistics, Term Loan B, 1st Lien
0.000%, 11/01/2021 (G)	297	297

Total Loan Participations (Cost $22,841) ($ Thousands)		22,795

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
FHLB
0.875%, 05/24/2017	40	40
FICO STRIPS, PO
0.092%, 11/02/2018 (B)	1,800	1,761
0.000%, 05/11/2018 (B)	1,910	1,883
FNMA
3.534%, 10/09/2019 (B)	5,115	4,882
Tennessee Valley Authority
3.875%, 02/15/2021	1,510	1,623

Total U.S. Government Agency Obligations (Cost $9,204) ($ Thousands)		10,189

MUNICIPAL BONDS — 0.5%

California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	365	545
California State, GO
6.200%, 03/01/2019	1,775	1,932

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	$513	$745

		3,222

Massachusetts — 0.1%
Commonwealth of Massachusetts, Ser 2016-E, GO Callable 04/01/2025 @ 100
3.000%, 04/01/2041	1,500	1,321

Nevada — 0.0%
Clark County, Department of Aviation, Build America Project, Ser C, RB
6.820%, 07/01/2045	473	664

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	695	726
New York City, Build America Project, Ser F1, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	1,028
New York City, Water & Sewer System, Build America Project, RB
5.952%, 06/15/2042	750	969

		2,723

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	207	203

Texas — 0.1%
Brazos Higher Education Authority, Ser 2006-2, RB, GTD STD LNS
1.163%, 12/26/2024 (A)	547	522
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049 (D)	474	661

		1,183

Total Municipal Bonds (Cost $8,476) ($ Thousands)		9,316

	Shares

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.875% (A)	24,750	660

Total Preferred Stock (Cost $647) ($ Thousands)		660

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, L.P.
0.870%**† (H)	53,041,831	$53,035

Total Affiliated Partnership (Cost $53,042) ($ Thousands)		53,035

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	71,351,594	71,352

Total Cash Equivalent (Cost $71,352) ($ Thousands)		71,352

Total Investments — 110.8% (Cost $2,237,631) ($ Thousands)		$2,235,461

	Contracts

PURCHASED OPTIONS* — 0.0%
June 2017, U.S. 10-Year Future Option Call, Expires 05/20/2017, Strike Price $124.50	30	28
June 2017, U.S. 10-Year Future Option Put, Expires 05/20/2017, Strike Price $121.00	9	1
May 2017, U.S. 10-Year Future Option Call, Expires 04/22/2017, Strike Price $123.50	20	24
May 2017, U.S. 10-Year Future Option Call, Expires 04/22/2017, Strike Price $124.75	40	14
May 2017, U.S. 10-Year Future Option Call, Expires 04/22/2017, Strike Price $124.00	60	49
May 2017, U.S. 10-Year Future Option Call, Expires 04/22/2017, Strike Price $125.50	51	8
May 2017, U.S. 10-Year Future Option Call, Expires 04/22/2017, Strike Price $125.00	70	21
May 2017, U.S. 10-Year Future Option Put, Expires 04/22/2017, Strike Price $123.50	20	3
May 2017, U.S. 5-Year Future Option Call, Expires 04/22/2017, Strike Price $118.00	141	25
May 2017, U.S. Bond Future Option Call, Expires 04/22/2017, Strike Price $148.00	21	65
May 2017, U.S. Bond Future Option Call, Expires 04/22/2017, Strike Price $153.00	11	4

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS (continued)
May 2017, U.S. Bond Future Option Call, Expires 04/22/2017, Strike Price $152.00	40	$27
May 2017, U.S. Bond Future Option Call, Expires 04/22/2017, Strike Price $151.00	40	43
May 2017, U.S. Bond Future Option Call, Expires 04/22/2017, Strike Price $149.00	60	139
May 2017, U.S. Bond Future Option Put, Expires 04/22/2017, Strike Price $149.00	20	9

Total Purchased Options (Cost $360) ($ Thousands)		$460

WRITTEN OPTIONS* — 0.0%
April 2017, U.S. Long Treasury Bond Future Option Call, Expires 04/22/2017 Strike Price $153.00	(10)	(2)
April 2017, U.S. Long Treasury Bond Future Option Put, Expires 04/22/2017 Strike Price $149.00	(10)	(3)
June 2017, Euro-Bund 10-Year Bond Future Option Call, Expires 05/20/2017 Strike Price $165.00	(28)	(12)
June 2017, Euro-Bund 10-Year Bond Future Option Call, Expires 05/20/2017 Strike Price $164.00	(30)	(19)
June 2017, Euro-Bund 10-Year Bond Future Option Put, Expires 05/20/2017 Strike Price $156.00	(30)	(3)
June 2017, Euro-Bund 10-Year Bond Future Option Put, Expires 05/20/2017 Strike Price $157.00	(28)	(6)
June 2017, U.S. 10-Year Future Option Call, Expires 05/20/2017 Strike Price $127.00	(93)	(20)
June 2017, U.S. 10-Year Future Option Call, Expires 05/20/2017 Strike Price $127.50	(248)	(39)
June 2017, U.S. 10-Year Future Option Call, Expires 05/20/2017 Strike Price $128.00	(31)	(4)
June 2017, U.S. 10-Year Future Option Call, Expires 05/20/2017 Strike Price $125.00	(60)	(42)
June 2017, U.S. 10-Year Future Option Call, Expires 05/20/2017 Strike Price $126.00	(20)	(8)
June 2017, U.S. 10-Year Future Option Call, Expires 05/20/2017 Strike Price $126.50	(45)	(13)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	75

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS (continued)
June 2017, U.S. 10-Year Future Option Put, Expires 05/20/2017 Strike Price $119.50	(122)	$(4)
June 2017, U.S. 5-Year Future Option Call, Expires 05/20/2017 Strike Price $118.25	(90)	(30)
June 2017, U.S. 5-Year Future Option Call, Expires 05/20/2017 Strike Price $118.00	(20)	(9)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $155.00	(30)	(22)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $158.00	(21)	(7)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $160.00	(41)	(8)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $152.00	(20)	(32)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $153.00	(85)	(106)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $154.00	(20)	(19)
May 2017, Euro-Bund 10-Year Bond Future Option Call, Expires 04/22/2017 Strike Price $162.00	(14)	(7)
May 2017, U.S. 10-Year Future Option Call, Expires 04/22/2017 Strike Price $124.50	(40)	(21)
May 2017, U.S. 5-Year Future Option Call, Expires 04/22/2017 Strike Price $118.75	(21)	(1)
May 2017, U.S. 5-Year Future Option Call, Expires 04/22/2017 Strike Price $119.25	(123)	(2)
May 2017, U.S. 5-Year Future Option Call, Expires 04/22/2017 Strike Price $117.50	(53)	(23)
May 2017, U.S. 5-Year Future Option Call, Expires 04/22/2017 Strike Price $117.75	(40)	(12)
May 2017, U.S. 5-Year Future Option Put, Expires 04/22/2017 Strike Price $116.00	(123)	(2)
May 2017, U.S. 5-Year Future Option Put, Expires 04/22/2017 Strike Price $115.75	(21)	—

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS (continued)
May 2017, U.S. Bond Future Option Call, Expires 04/22/2017 Strike Price $150.00	(23)	$(37)

Total Written Options (Premiums Received $584) ($ Thousands)		$(513)

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(209)	Dec-2019	$(56)
90-Day Euro$	209	Dec-2018	51
Euro	(18)	Jun-2017	(26)
Euro-BTP	132	Jun-2017	71
Euro-Bund	(209)	Jun-2017	(100)
U.S. 10-Year Treasury Note	977	Jun-2007	407
U.S. 2-Year Treasury Note	257	Jul-2007	50
U.S. 2-Year Treasury Note	36	Apr-2017	(4)
U.S. 5-Year Treasury Note	1,118	Jun-2007	292
U.S. Long Treasury Bond	(256)	Jun-2017	(97)
U.S. Ultra Long Treasury Bond	(221)	Jun-2017	(68)
Ultra 10-Year U.S. Treasury Bond	(209)	Jun-2017	(134)

			$386

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/20/17	GBP	1,489	USD	1,868	$6
04/20/17	USD	1,919	GBP	1,569	43
04/20/17	USD	4,360	INR	301,350	280
04/20/17	USD	4,397	IDR	59,300,390	50
04/20/17	EUR	300	USD	322	1
04/20/17	EUR	12,405	USD	13,229	(50)
04/20/17	USD	13,454	EUR	12,610	44
04/20/17	CNH	29,200	USD	4,160	(82)
04/20/17	CNY	72,168	USD	10,329	(131)
04/20/17	TWD	180,300	USD	5,704	(239)
06/26/17	JPY	880,000	USD	8,005	78

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/20/17-06/19/17	JPY	3,810,085	USD	33,409	$(846)

					$(846)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(22,854)	$22,547	$(307)
Barclays PLC	(10,460)	10,329	(131)
Citigroup	(66,898)	66,495	(403)
Morgan Stanley	(321)	322	1
UBS	(1,886)	1,880	(6)

			$(846)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2017 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
BNP Paribas	3-Month USD LIBOR	1.58%	06/13/26	$9,520	$636
BNP Paribas	3-Month USD LIBOR	1.19%	06/13/21	9,530	(307)
Barclays	1.90%	3-Month USD LIBOR	11/30/22	34,472	422
UBS	1.90%	3-Month USD LIBOR	08/31/22	22,800	241
Merrill Lynch	1.27%	3-Month USD LIBOR	05/15/23	22,656	1,174

					$2,166

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse	CDX.NA.IG.27	SELL	1.00%	12/20/21	$(9,100)	$3
UBS	CDX.NA.HY.27	BUY	5.00%	12/20/21	3,178	(34)

						$(31)

Percentages are based on Net Assets of $2,017,405 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 6).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $233,683 ($ Thousands), representing 11.6% of the Net Assets of the Fund.

(D)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $51,579 ($ Thousands).

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(G)	Unsettled bank loan. Interest rate not available.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $53,035 ($ Thousands).

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Offshore Yuan

CNY — Chinese Yuan

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GTD — Guaranteed Student Loans

GO — General Obligation

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	77

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Core Fixed Income Fund (Concluded)

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TWD — Taiwanese Dollar

ULC — Unlimited Liability Company

USD — United States Dollar

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$646,440	$—	$646,440
Corporate Obligations	—	591,493	—	591,493
U.S. Treasury Obligations	—	555,733	—	555,733
Asset-Backed Securities	—	204,519	—	204,519
Sovereign Debt	—	69,929	—	69,929
Loan Participations	—	22,795	—	22,795
U.S. Government Agency Obligations	—	10,189	—	10,189
Municipal Bonds	—	9,316	—	9,316
Preferred Stock	660	—	—	660
Affiliated Partnership	—	53,035	—	53,035
Cash Equivalent	71,352	—	—	71,352

Total Investments in Securities	$72,012	$2,163,449	$—	$2,235,461

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$460	$—	$—	$460
Written Options	(513)	—	—	(513)
Futures Contracts*
Unrealized Appreciation	871	—	—	871
Unrealized Depreciation	(485)	—	—	(485)
Forwards Contracts*
Unrealized Appreciation	—	502	—	502
Unrealized Depreciation	—	(1,348)	—	(1,348)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	2,473	—	2,473
Unrealized Depreciation	—	(307)	—	(307)
Credit Default Swaps*
Unrealized Appreciation	—	3	—	3
Unrealized Depreciation	—	(34)	—	(34)

Total Other Financial Instruments	$333	$1,289	$—	$1,622

*	Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 34.9%
U.S. Treasury Bills (A)
0.755%, 04/13/2017	$2,390	$2,389
0.706%, 04/27/2017	4,960	4,958
0.557%, 04/20/2017	6,535	6,533
0.411%, 04/06/2017	2,700	2,700
U.S. Treasury Bonds
5.250%, 11/15/2028	7,920	10,121
3.815%, 02/15/2045 (A)	3,105	1,303
3.750%, 11/15/2043	12,870	14,645
3.000%, 05/15/2045	8,425	8,376
3.000%, 11/15/2045	810	805
3.000%, 02/15/2047	27,361	27,264
2.875%, 05/15/2043	3,890	3,787
2.875%, 08/15/2045	8,745	8,481
2.875%, 11/15/2046	16,430	15,942
2.810%, 08/15/2045 (A)	1,725	713
2.750%, 08/15/2042	5	5
2.750%, 11/15/2042	9,270	8,826
2.625%, 11/15/2020	12,300	12,701
2.600%, 11/15/2045 (A)	1,085	445
2.500%, 02/15/2045	15,105	13,573
2.500%, 02/15/2046	26,315	23,585
2.500%, 05/15/2046	7,418	6,643
2.250%, 08/15/2046	338	286
2.000%, 10/31/2021	2,942	2,955
2.000%, 02/15/2025	710	694
1.000%, 11/30/2019	376	372
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	63	69
0.875%, 02/15/2047	332	327
0.750%, 02/15/2042	236	227
0.750%, 02/15/2045	3,181	3,028
0.625%, 01/15/2024	156	160
0.625%, 02/15/2043	2,926	2,720
0.375%, 07/15/2025	4,567	4,579

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2021	$6,281	$6,346
0.125%, 07/15/2026	3,232	3,153
U.S. Treasury Notes
3.625%, 02/15/2044	430	479
3.375%, 05/15/2044	5,720	6,104
2.250%, 12/31/2023	2,140	2,148
2.250%, 01/31/2024	2,410	2,418
2.250%, 11/15/2025	100	99
2.250%, 02/15/2027	36,712	36,243
2.125%, 08/31/2020	15,345	15,587
2.125%, 11/30/2023	12,100	12,058
2.125%, 02/29/2024	2,190	2,178
2.125%, 03/31/2024	1,543	1,534
2.000%, 08/31/2021	1,885	1,895
2.000%, 12/31/2021	7,790	7,820
2.000%, 11/15/2026	7,731	7,468
1.875%, 01/31/2022	7,885	7,868
1.875%, 02/28/2022	35,180	35,104
1.875%, 03/31/2022	27,170	27,100
1.875%, 05/31/2022	4,445	4,424
1.875%, 08/31/2022	20,185	20,030
1.750%, 12/31/2020	14,450	14,461
1.625%, 03/15/2020	4,296	4,311
1.625%, 06/30/2020	1,648	1,649
1.625%, 11/30/2020	10,870	10,838
1.500%, 05/31/2020	5,402	5,389
1.500%, 01/31/2022	2,840	2,784
1.500%, 02/28/2023	7,240	6,999
1.500%, 08/15/2026	15,065	13,940
1.375%, 01/15/2020	141	141
1.375%, 04/30/2020	1,995	1,984
1.375%, 01/31/2021	6,455	6,364
1.375%, 06/30/2023	5,340	5,102
1.375%, 08/31/2023	6,690	6,375
1.375%, 09/30/2023	580	552
1.250%, 03/31/2019	20,073	20,069
1.250%, 07/31/2023	840	795
1.125%, 01/31/2019	28,357	28,301
1.125%, 02/28/2019 (B)	24,465	24,410
1.125%, 02/28/2021	3,932	3,836
1.125%, 07/31/2021	10,259	9,950
1.125%, 09/30/2021	34,032	32,925
1.000%, 12/31/2017	3,690	3,689
0.750%, 10/31/2017	4,495	4,490

Total U.S. Treasury Obligations (Cost $602,183) ($ Thousands)		598,622

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	79

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 28.7%

Agency Mortgage-Backed Obligations — 25.1%
FHLMC
10.000%, 03/17/2026	$73	$74
7.500%, 01/01/2032 to 02/01/2038	351	405
6.500%, 10/01/2031 to 09/01/2038	339	382
6.000%, 02/01/2018 to 09/01/2038	467	517
5.500%, 06/01/2020 to 08/01/2037	592	618
5.000%, 03/01/2034 to 06/01/2044	1,773	1,958
4.500%, 08/01/2020 to 01/01/2045	5,083	5,459
4.000%, 10/01/2029 to 03/01/2047	14,800	15,596
3.500%, 06/01/2026 to 01/01/2047	35,236	36,431
3.000%, 02/01/2027 to 01/01/2047	16,135	16,037
FHLMC ARM
3.090%, 02/01/2045 (C)	297	306
2.815%, 05/01/2045 (C)	—	—
2.791%, 12/01/2041 (C)	—	—
2.540%, 07/01/2042 (C)	—	—
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	127	142
FHLMC CMO, Ser 2005-2945, Cl SA
10.652%, 03/15/2020 (C)	6	7
FHLMC CMO, Ser 2007-3281, Cl AI, IO
5.518%, 02/15/2037 (C)	108	19
FHLMC CMO, Ser 2007-3316, Cl JO, PO (A)
0.000%, 05/15/2037 (A)	6	6
FHLMC CMO, Ser 2011-3804, Cl FN
1.362%, 03/15/2039 (C)	96	96
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	188	190
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	297	302
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.038%, 10/15/2041 (C)	525	90
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	878	90
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	1,106	115
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	512	75
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.338%, 09/15/2042 (C)	416	69
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	220	202
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	671	72
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.025%, 02/15/2038 (C)	167	11
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.088%, 05/15/2044 (C)	157	28
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.887%, 04/15/2041 (C)	179	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	$458	$484
FHLMC CMO, Ser 2015-4529, Cl HC
3.000%, 10/15/2039	283	287
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	2,099	2,222
FHLMC CMO, Ser 2950, Cl JO, PO (A)
0.000%, 03/15/2020 (A)	4	4
FHLMC CMO, Ser T-76, Cl 2A
1.706%, 10/25/2037 (C)	179	182
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	485	492
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.957%, 08/25/2023 (C)	7,687	383
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl X, IO
1.093%, 05/25/2026 (C)	6,295	466
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	170	170
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ11, Cl A2
2.932%, 01/25/2023	390	399
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS03, Cl A4
3.161%, 05/25/2025 (C)	1,650	1,665
FHLMC TBA
4.000%, 05/15/2041 to 04/15/2045	3,100	3,249
3.500%, 04/01/2041 to 05/01/2041	8,600	8,791
3.000%, 04/15/2043 to 05/15/2043	8,500	8,416
FNMA
7.500%, 10/01/2037 to 04/01/2039	261	318
7.000%, 04/01/2032 to 01/01/2039	149	169
6.500%, 05/01/2027 to 12/01/2038	1,314	1,507
6.000%, 10/01/2019 to 10/01/2040	1,238	1,393
5.500%, 02/01/2021 to 02/01/2035	140	155
5.000%, 01/01/2020 to 07/01/2044	2,702	2,971
4.640%, 01/01/2021	462	499
4.540%, 01/01/2020	448	474
4.500%, 01/01/2020 to 02/01/2047	17,404	18,864
4.410%, 05/01/2021	358	386
4.360%, 05/01/2021	961	1,033
4.350%, 04/01/2021	751	807
4.300%, 04/01/2021	236	253
4.250%, 04/01/2021	250	268
4.240%, 06/01/2021	948	1,017
4.230%, 03/01/2020	366	385
4.200%, 04/01/2021	672	718
4.060%, 07/01/2021	990	1,057
4.000%, 04/01/2024 to 12/31/2049	46,979	49,617

80	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.590%, 12/01/2020	$446	$466
3.500%, 10/01/2025 to 12/31/2050	32,214	33,590
3.430%, 10/01/2020	901	939
3.410%, 10/01/2030	832	845
3.390%, 01/01/2031	700	708
3.340%, 07/01/2030	600	606
3.290%, 10/01/2020 to 09/01/2032	1,013	1,029
3.260%, 10/01/2030	732	735
3.230%, 11/01/2020	324	335
3.120%, 06/01/2035	850	811
3.110%, 02/01/2028	465	466
3.080%, 04/01/2030	500	494
3.040%, 04/01/2030	500	492
3.000%, 11/01/2026 to 02/01/2047	9,198	9,337
2.600%, 10/01/2031	735	680
2.500%, 10/01/2026 to 10/01/2042	4,521	4,540
FNMA ACES, Ser 2014-M12, Cl FA
1.074%, 10/25/2021 (C)	272	273
FNMA ACES, Ser 2015-M3, Cl FA
0.991%, 06/25/2018 (C)	830	830
FNMA ACES, Ser 2016-M11, Cl A2
2.369%, 07/25/2026 (C)	865	824
FNMA ACES, Ser 2017-M1, Cl A2
2.416%, 10/25/2026 (C)	658	628
FNMA ARM
4.377%, 04/01/2040 (C)	145	152
3.259%, 04/01/2047 (C)	1,046	1,074
3.192%, 10/01/2043 (C)	181	187
3.139%, 03/01/2047 (C)	862	890
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	56	61
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	270	289
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	262	289
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	186	37
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (C)	64	77
FNMA CMO, Ser 2009-103, Cl MB
2.994%, 12/25/2039 (C)	152	161
FNMA CMO, Ser 2009-397, Cl 6
2.000%, 09/25/2039	685	667
FNMA CMO, Ser 2009-86, Cl BO, PO (A)
0.000%, 03/25/2037 (A)	645	584
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	354	358
FNMA CMO, Ser 2011-87, Cl SG, IO
5.772%, 04/25/2040 (C)	426	59
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	657	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	$706	$87
FNMA CMO, Ser 2013-126, Cl CS, IO
5.168%, 09/25/2041 (C)	695	85
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	186	19
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	773	85
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	487	508
FNMA CMO, Ser 2014-47, Cl AI, IO
1.966%, 08/25/2044 (C)	937	59
FNMA CMO, Ser 2014-M8, Cl X2, IO
0.418%, 06/25/2024 (C)	8,697	206
FNMA CMO, Ser 2015-56, Cl AS, IO
5.372%, 08/25/2045 (C)	86	20
FNMA CMO, Ser 2015-M10, Cl A2
3.092%, 04/25/2027 (C)	544	546
FNMA CMO, Ser 2016-106, Cl BA
3.000%, 06/25/2045	814	825
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	1,575	1,637
FNMA CMO, Ser 2016-89, Cl HA
3.000%, 12/25/2046	414	420
FNMA TBA
5.000%, 04/30/2037	1,500	1,639
4.500%, 04/14/2033	19,835	21,267
4.000%, 04/01/2039 to 06/15/2045	29,145	30,516
3.500%, 04/01/2041 to 05/15/2045	9,895	10,115
3.000%, 04/25/2026 to 04/01/2043	30,385	30,352
2.500%, 04/25/2027	400	400
GNMA
7.500%, 10/15/2037	47	54
7.000%, 09/15/2031	42	50
6.500%, 12/15/2035 to 08/15/2039	578	680
6.000%, 09/20/2038	89	101
5.000%, 12/20/2039 to 11/20/2045	100	112
4.500%, 03/15/2041 to 06/15/2046	1,165	1,275
4.000%, 07/15/2045 to 01/20/2047	9,016	9,568
3.500%, 04/20/2046 to 02/20/2047	8,403	8,724
3.000%, 04/15/2045 to 12/20/2046	4,048	4,089
2.000%, 02/20/2034 (C)	325	337
GNMA CMO, Ser 2007-78, Cl SA, IO
5.602%, 12/16/2037 (C)	888	134
GNMA CMO, Ser 2009-66, Cl XS, IO
5.872%, 07/16/2039 (C)	1,040	155
GNMA CMO, Ser 2010-4, Cl NS, IO
5.462%, 01/16/2040 (C)	1,774	316
GNMA CMO, Ser 2010-H11, Cl FA
1.776%, 06/20/2060 (C)	532	539
GNMA CMO, Ser 2011-142, Cl IO, IO
0.657%, 09/16/2046 (C)	2,884	65

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	81

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-H08, Cl FD
1.272%, 02/20/2061 (C)	$364	$363
GNMA CMO, Ser 2012-112, Cl IO, IO
0.311%, 02/16/2053 (C)	1,103	29
GNMA CMO, Ser 2012-27, Cl IO, IO
1.068%, 04/16/2053 (C)	1,539	60
GNMA CMO, Ser 2012-43, Cl SN, IO
5.672%, 04/16/2042 (C)	94	21
GNMA CMO, Ser 2012-H25, Cl FA
1.472%, 12/20/2061 (C)	719	723
GNMA CMO, Ser 2013-145, Cl IO, IO
1.075%, 09/16/2044 (C)	1,317	70
GNMA CMO, Ser 2013-178, Cl IO, IO
0.789%, 06/16/2055 (C)	899	35
GNMA CMO, Ser 2013-63, Cl IO, IO
0.769%, 09/16/2051 (C)	1,505	77
GNMA CMO, Ser 2013-96, Cl IO, IO
0.530%, 10/16/2054 (C)	1,967	68
GNMA CMO, Ser 2014-47, Cl IA, IO
0.555%, 02/16/2048 (C)	329	14
GNMA CMO, Ser 2014-5, Cl SP, IO
5.610%, 06/16/2043 (C)	601	79
GNMA CMO, Ser 2014-50, Cl IO, IO
0.914%, 09/16/2055 (C)	1,260	71
GNMA CMO, Ser 2014-92, Cl IX, IO
0.703%, 05/16/2054 (C)	6,947	271
GNMA CMO, Ser 2014-H10, Cl TA
1.418%, 04/20/2064 (C)	746	745
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	88	20
GNMA CMO, Ser 2015-5, Cl IK, IO
0.778%, 11/16/2054 (C)	6,871	338
GNMA CMO, Ser 2015-H10, Cl FC
1.260%, 04/20/2065 (C)	454	451
GNMA CMO, Ser 2015-H18, Cl FA
1.230%, 06/20/2065 (C)	345	343
GNMA CMO, Ser 2015-H20, Cl FA
0.663%, 08/20/2065 (C)	355	353
GNMA TBA
4.500%, 04/01/2039 to 05/01/2039	4,300	4,588
4.000%, 04/01/2040	2,525	2,665
3.500%, 05/15/2041 to 04/15/2045	21,290	22,053
3.000%, 04/15/2043 to 05/01/2043	20,645	20,819

		431,220

Mortgage Related Securities — 0.0%
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (D)	18	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2005-HE5, Cl M1
1.408%, 09/25/2035 (C)	$99	$99

		117

Non-Agency Mortgage-Backed Obligations — 3.6%
7 WTC Depositor Trust, Ser 2012-7WTC, Cl A
4.082%, 09/12/2018 (D)	97	98
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
3.357%, 02/25/2045 (C)	513	518
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2021 (D)	930	944
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.487%, 03/26/2037 (C) (D)	131	131
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.194%, 12/20/2034 (C)	24	24
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
1.069%, 07/20/2036 (C)	1,584	1,571
Banc of America Funding Trust, Ser 2010-R11A, Cl 1A6
4.969%, 08/26/2035 (C) (D)	15	15
BBCMS Mortgage Trust, Ser 2017-C1, Cl A4
3.674%, 02/15/2050	285	294
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (D)	600	613
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (D)	150	149
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (D)	81	83
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
3.193%, 04/26/2035 (C) (D)	2	2
Bear Stearns Adjustable Rate Mortgage Trust,
Ser 2004-2, Cl 14A
3.434%, 05/25/2034 (C)	18	18
Bear Stearns Adjustable Rate Mortgage Trust,
Ser 2005-5, Cl A1
2.580%, 08/25/2035 (C)	61	61
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
1.478%, 01/25/2035 (C)	179	175
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
1.622%, 07/25/2034 (C)	114	113
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
3.288%, 10/25/2033 (C)	558	555
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.397%, 06/11/2041 (C) (D)	27	—
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 07/10/2026	537	526

82	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2021	$142	$139
CD Commercial Mortgage Trust, Ser 2016-CD2
3.526%, 11/01/2049	290	297
CD Commerical Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 01/10/2027	310	319
CFCRE Commercial Mortgage Trust, Ser 2011- C1, Cl A4
4.961%, 04/15/2044 (C) (D)	359	384
CFCRE Commercial Mortgage Trust, Ser 2016- C3, Cl A1
1.793%, 01/10/2021	240	239
CFCRE Commercial Mortgage Trust, Ser 2016- C4, Cl A4
3.283%, 02/10/2026	332	329
CFCRE Commercial Mortgage Trust, Ser 2016- C7, Cl A3
3.839%, 12/10/2026	241	248
CFCRE Commercial Mortgage Trust, Ser 2016- C7, Cl A2
3.585%, 12/10/2054	332	335
CGBAM Commercial Mortgage Trust, Ser 2016- IMC, Cl D
6.312%, 11/15/2021 (C) (D)	930	954
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.101%, 02/25/2037 (C)	40	40
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.268%, 02/25/2037 (C)	28	28
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.112%, 07/25/2037 (C)	47	46
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	391	392
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (D)	437	438
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	140	146
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/2025	290	301
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.240%, 09/25/2033 (C)	44	44
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.568%, 11/25/2038 (C) (D)	32	32
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (C) (D)	516	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.326%, 12/11/2049 (C) (D)	$866	$—
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (D)	41	41
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.725%, 08/15/2045 (C)	660	48
COMM Mortgage Trust, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	599
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	91	92
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	81
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	78	79
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (D)	215	233
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	117	119
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	73	73
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (C)	30	32
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.083%, 10/10/2046 (C)	10	10
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	32	34
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	30	32
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	25	24
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
0.950%, 12/10/2023 (C)	3,958	152
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	957	961
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/2046	30	30
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 02/10/2023 (D)	299	298
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.248%, 07/15/2047 (C)	3,705	205
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	103	107
COMM Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/2048	188	195
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.218%, 01/10/2025 (C)	6,280	456
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (D)	310	317

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	83

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	$254	$254
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.670%, 08/10/2021	370	372
COMM Mortgage Trust, Ser 2016-SAVA
2.480%, 10/15/2018	1,310	1,317
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.385%, 03/10/2047 (C)	2,221	139
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	372	386
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	80	81
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	66	70
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.222%, 10/25/2033 (C)	470	461
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
2.710%, 12/27/2036 (C) (D)	14	14
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
3.233%, 07/28/2036 (C) (D)	10	10
Credit Suisse Mortgage Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (C)	425	440
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	394	408
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	90	94
CSMC, Ser 2009-2R, Cl 1A14
3.044%, 09/26/2034 (C) (D)	503	506
CSMC, Ser 2009-2R, Cl 1A16
3.044%, 09/26/2034 (C) (D)	907	919
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (C) (D)	770	786
CSMC, Ser 2014-7R, Cl 8A1
2.791%, 07/27/2037 (C) (D)	677	675
CSMC, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (D)	786	765
CSMC, Ser 2016-BDWN, Cl B
5.412%, 02/15/2029 (C) (D)	370	376
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (C) (D)	615	645
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (D)	100	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
3.182%, 02/25/2024 (C)	$550	$565
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.428%, 04/25/2024 (C)	413	418
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.378%, 12/25/2027 (C)	449	460
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
3.832%, 04/25/2028 (C)	826	856
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.182%, 07/25/2029 (C)	803	805
GE Business Loan Trust, Ser 2007-1A, Cl A
1.082%, 04/16/2035 (C) (D)	118	111
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	26	26
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (D)	105	106
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.754%, 11/10/2039 (C) (D)	368	—
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	8	8
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	119	119
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	44	45
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A2
3.033%, 11/10/2018	207	210
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (C)	90	98
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	1	1
GS Mortgage Securities Trust, Ser 2013-NYC5, Cl A
2.318%, 01/10/2030 (D)	122	122
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	277	275
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	185	179

84	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4
3.442%, 11/10/2049	$304	$309
GS Mortgage Securities Trust, Ser 2017-GS5, Cl A3
3.409%, 03/10/2050	537	545
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.869%, 10/25/2033 (C)	103	104
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	45	46
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	13	13
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
1.678%, 10/25/2034 (C)	271	270
Impac Secured Assets CMN Owner Trust, Ser 2004-4, Cl 1A3
1.842%, 02/25/2035 (C)	1,579	1,581
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
1.128%, 08/25/2036 (C)	29	28
Impac Secured Assets Trust, Ser 2007-A, Cl M1
1.178%, 05/25/2037 (C) (D)	426	396
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (D)	809	891
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	219	222
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.046%, 11/15/2045 (C)	60	63
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.886%, 01/15/2047 (C)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	343	357
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.560%, 09/15/2047 (C)	120	118
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	226	230
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,434	1,409
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (C)	270	282
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	366	376

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 02/15/2027 (C)	$970	$993
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 02/15/2027 (C)	740	761
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	—	—
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.271%, 06/12/2043 (C)	1,938	3
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
1.067%, 05/15/2047 (C)	45	45
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (D)	127	128
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (D)	789	822
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (D)	62	63
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A4
4.717%, 02/16/2046 (D)	246	265
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (D)	1,585	1,620
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.408%, 08/15/2046 (C) (D)	296	324
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	56	56
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	128	129
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	2,502	2,610
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	214	218
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	570	591
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	74	78

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	85

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	$230	$226
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 09/15/2025	292	289
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2026	840	812
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 11/15/2026	1,059	1,098
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.180%, 08/25/2034 (C)	145	145
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.118%, 11/25/2033 (C)	71	72
JPMorgan Trust, Ser 2015-5, Cl A9
2.881%, 05/25/2045 (C) (D)	353	351
LB-UBS Commercial Mortgage Trust, Ser 2006- C1, Cl XCL, IO
0.248%, 02/15/2041 (C) (D)	1,134	—
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (D)	310	318
Master Resecuritization Trust, Ser 2005, Cl 3PO, PO(A)
0.000%, 05/28/2035 (A) (D)	10	8
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.172%, 07/25/2033 (C)	21	21
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.625%, 02/25/2034 (C)	47	48
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.696%, 12/12/2049 (C) (D)	154	—
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A2
1.868%, 11/15/2045	176	176
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	402
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 06/15/2018	116	117
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	11	10
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	21	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	$80	$81
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	104	105
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 09/15/2025	250	257
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl A4
3.720%, 12/15/2026	290	300
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.268%, 02/12/2044 (C) (D)	1,242	2
Morgan Stanley Capital I Trust, Ser 2013-WLSR, Cl A
2.695%, 01/11/2032 (D)	460	462
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2021 (D)	440	457
Morgan Stanley Capital I Trust, Ser 2015-420, Cl A
3.727%, 10/11/2024 (D)	440	454
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.128%, 11/15/2049 (C)	3,511	260
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 01/15/2021	210	207
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 04/15/2021	425	420
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	233	229
Mortgage Repurchase Agreement Financing Trust, Ser 2016-4, Cl A1
1.972%, 05/10/2019 (C) (D)	760	757
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (C) (D)	250	251
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/13/2021 (D)	300	300
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	112	111
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	136	135
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A1
2.475%, 01/26/2036 (C) (D)	344	346

86	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO (A)
0.000%, 02/25/2034 (A)	$8	$6
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	34	35
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (C) (D)	280	295
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	192	195
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.174%, 12/25/2034 (C)	313	312
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2035 (C) (D)	390	380
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (C) (D)	190	190
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	44	44
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2003-24A, Cl 3A2
3.229%, 07/25/2033 (C)	113	113
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	118	120
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.089%, 05/10/2045 (C) (D)	2,721	233
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	30	30
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A2
1.712%, 12/10/2017	295	295
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (D)	335	339
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (D)	250	262
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.831%, 10/25/2033 (C)	90	92
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.677%, 08/25/2033 (C)	47	47
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.684%, 08/25/2033 (C)	25	26
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.782%, 09/25/2033 (C)	81	81

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
15.322%, 06/25/2033 (C)	$11	$13
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	172	178
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.821%, 06/25/2034 (C)	54	54
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	149	158
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
1.558%, 10/25/2045 (C)	673	689
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/2026 (C)	330	322
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA
1.379%, 11/15/2059 (C)	5,752	526
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	530	519
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
3.123%, 05/25/2034 (C)	13	13
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.049%, 12/25/2034 (C)	64	65
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
3.051%, 06/25/2034 (C)	139	140
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.154%, 07/25/2034 (C)	87	88
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.150%, 06/25/2035 (C)	64	65
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
3.180%, 04/25/2036 (C)	656	658
WFRBS Commercial Mortgage Trust, Ser 2011- C3, Cl A4
4.375%, 03/15/2044 (D)	125	133
WFRBS Commercial Mortgage Trust, Ser 2012- C10, Cl XA, IO
1.678%, 12/15/2045 (C) (D)	1,549	104
WFRBS Commercial Mortgage Trust, Ser 2013- C13, Cl XA, IO
1.376%, 05/15/2045 (C) (D)	1,091	61

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	87

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014- C20, Cl XA, IO
1.170%, 01/15/2024	$3,064	$166
WFRBS Commercial Mortgage Trust, Ser 2014- C21, Cl B
4.213%, 08/15/2047 (C)	300	309

		60,630

Other Asset-Backed Securities — 0.0%
JPMorgan Chase Acquisition, Ser 2005-OPT1, Cl M1
1.657%, 06/25/2035 (C)	230	229

Total Mortgage-Backed Securities (Cost $492,523) ($ Thousands)		492,196

CORPORATE OBLIGATIONS — 27.2%

Consumer Discretionary — 1.6%
21st Century Fox America
7.250%, 05/18/2018	50	53
6.900%, 08/15/2039	10	13
6.750%, 01/09/2038	20	24
6.650%, 11/15/2037	25	31
6.150%, 03/01/2037	20	24
6.150%, 02/15/2041	15	18
Amazon.com
4.950%, 12/05/2044	140	158
American Honda Finance MTN
3.875%, 09/21/2020 (D)	495	522
BMW US Capital
2.150%, 04/06/2020 (D)	635	635
Charter Communications Operating
6.484%, 10/23/2045	421	485
6.384%, 10/23/2035	10	11
5.375%, 05/01/2047 (D) (E)	550	552
4.908%, 07/23/2025	725	766
4.464%, 07/23/2022	580	612
Comcast
7.050%, 03/15/2033	90	120
4.400%, 08/15/2035	875	907
4.250%, 01/15/2033	60	62
4.200%, 08/15/2034	30	30
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	240
Comcast Cable Holdings
10.125%, 04/15/2022	45	59
Daimler Finance North America
2.300%, 01/06/2020 (D)	690	692
Daimler Finance North America LLC
2.375%, 08/01/2018 (D)	990	997

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Discovery Communications
4.950%, 05/15/2042	$135	$122
4.900%, 03/11/2026	260	271
4.875%, 04/01/2043	275	249
ERAC USA Finance
4.500%, 02/15/2045 (D)	115	110
3.300%, 12/01/2026 (D)	705	675
Ford Motor
5.291%, 12/08/2046 (B)	630	629
4.346%, 12/08/2026	330	336
Ford Motor Credit
5.875%, 08/02/2021	350	390
3.810%, 01/09/2024	1,280	1,284
3.339%, 03/28/2022	865	868
3.000%, 06/12/2017	500	501
2.597%, 11/04/2019	700	704
Ford Motor Credit LLC
3.219%, 01/09/2022	305	307
2.375%, 03/12/2019	200	201
1.684%, 09/08/2017	200	200
General Motors
6.750%, 04/01/2046	524	615
6.250%, 10/02/2043	160	176
4.875%, 10/02/2023	315	336
General Motors Financial
4.350%, 01/17/2027	120	121
3.700%, 05/09/2023	1,145	1,150
3.450%, 04/10/2022	30	30
3.200%, 07/13/2020	118	120
Grupo Televisa
6.125%, 01/31/2046	210	221
5.000%, 05/13/2045	225	205
Historic TW
6.625%, 05/15/2029	122	149
Home Depot
4.250%, 04/01/2046	48	50
3.750%, 02/15/2024	66	70
Hyundai Capital America MTN
2.400%, 10/30/2018 (D)	38	38
Lowe’s MTN
7.110%, 05/15/2037	110	147
Lowe’s
5.125%, 11/15/2041	11	13
McDonald’s MTN
5.350%, 03/01/2018	100	104
4.875%, 12/09/2045	680	723
3.700%, 01/30/2026	140	143
3.500%, 03/01/2027	120	120
2.750%, 12/09/2020	305	309
NBCUniversal Enterprise
1.974%, 04/15/2019 (D)	200	200

88	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NBCUniversal Media
5.950%, 04/01/2041	$50	$61
Newell Brands
4.200%, 04/01/2026	120	125
3.850%, 04/01/2023	130	135
3.150%, 04/01/2021	60	61
QVC
5.950%, 03/15/2043	10	9
Time Warner
7.570%, 02/01/2024	30	37
5.375%, 10/15/2041	302	316
4.850%, 07/15/2045 (B)	285	277
4.650%, 06/01/2044	40	38
3.800%, 02/15/2027	1,965	1,943
3.550%, 06/01/2024	385	386
Time Warner Cable
8.250%, 04/01/2019	200	223
7.300%, 07/01/2038	110	136
6.750%, 07/01/2018	40	42
6.550%, 05/01/2037	250	287
5.875%, 11/15/2040	130	138
5.500%, 09/01/2041	44	45
5.000%, 02/01/2020	320	341
TJX
2.250%, 09/15/2026	120	110
Toyota Motor Credit MTN
2.600%, 01/11/2022	1,060	1,065
2.100%, 01/17/2019	174	176
1.250%, 10/05/2017	250	250
Viacom
4.850%, 12/15/2034	319	308
4.375%, 03/15/2043	315	273
4.250%, 09/01/2023	30	31
3.875%, 04/01/2024	30	30
2.250%, 02/04/2022	380	365
Walt Disney MTN
2.450%, 03/04/2022	645	646
WPP Finance
5.125%, 09/07/2042	60	60

		26,812

Consumer Staples — 2.0%
Altria Group
5.375%, 01/31/2044	50	57
4.750%, 05/05/2021	180	195
2.850%, 08/09/2022	530	531
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	1,922	2,077
3.650%, 02/01/2026 (B)	2,788	2,819
3.300%, 02/01/2023	2,355	2,397
2.650%, 02/01/2021	1,420	1,431

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	$18	$20
3.750%, 07/15/2042	230	210
2.500%, 07/15/2022	420	415
1.375%, 07/15/2017	105	105
Coca-Cola Femsa
2.375%, 11/26/2018	728	732
Costco Wholesale
2.250%, 02/15/2022	56	56
CVS Health
5.125%, 07/20/2045	535	590
3.875%, 07/20/2025	249	257
3.500%, 07/20/2022	110	113
2.750%, 12/01/2022	510	505
CVS Pass-Through Trust
5.926%, 01/10/2034 (D)	84	96
Danone
2.947%, 11/02/2026 (D)	500	478
2.589%, 11/02/2023 (D)	330	319
2.077%, 11/02/2021 (D)	230	224
Diageo Investment
2.875%, 05/11/2022	580	591
Kraft Heinz Foods
6.875%, 01/26/2039	49	61
6.500%, 02/09/2040	140	168
6.125%, 08/23/2018	225	238
5.375%, 02/10/2020	16	17
5.200%, 07/15/2045	450	470
5.000%, 07/15/2035	70	73
5.000%, 06/04/2042	65	66
4.375%, 06/01/2046	1,005	943
3.950%, 07/15/2025	370	376
3.500%, 06/06/2022	820	839
3.500%, 07/15/2022	645	659
3.000%, 06/01/2026	1,025	963
2.800%, 07/02/2020	950	963
Kroger
2.950%, 11/01/2021	525	528
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (D)	2,105	2,022
1.625%, 10/28/2019 (D)	1,395	1,372
PepsiCo
4.250%, 10/22/2044	100	103
4.000%, 03/05/2042	50	50
3.100%, 07/17/2022	59	60
3.000%, 08/25/2021	31	32
1.250%, 08/13/2017	72	72
Pernod Ricard
4.450%, 01/15/2022 (D)	370	394
Philip Morris International
4.500%, 03/20/2042	70	71

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	89

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 08/22/2022	$250	$247
2.000%, 02/21/2020	1,280	1,277
Reynolds American
8.125%, 06/23/2019	370	417
5.850%, 08/15/2045	840	987
3.250%, 06/12/2020	54	55
Tyson Foods
5.150%, 08/15/2044	50	52
Walgreens Boots Alliance
4.800%, 11/18/2044	630	643
3.450%, 06/01/2026	1,610	1,574
3.300%, 11/18/2021	647	664
Wal-Mart Stores
5.625%, 04/15/2041	320	395
4.750%, 10/02/2043	200	223
4.300%, 04/22/2044	1,240	1,309
3.300%, 04/22/2024	60	62
Wm Wrigley Jr
3.375%, 10/21/2020 (D)	782	809
2.900%, 10/21/2019 (D)	886	902
2.400%, 10/21/2018 (D)	40	40

		34,414

Energy — 2.5%
Anadarko Finance, Ser B
7.500%, 05/01/2031	60	76
Anadarko Petroleum
6.600%, 03/15/2046	440	532
6.450%, 09/15/2036	110	130
4.500%, 07/15/2044	125	118
Apache
5.100%, 09/01/2040	120	124
4.750%, 04/15/2043	300	299
4.250%, 01/15/2044	445	417
3.250%, 04/15/2022	109	110
APT Pipelines
4.250%, 07/15/2027 (D)	340	345
BG Energy Capital PLC
4.000%, 10/15/2021 (D)	575	609
BP Capital Markets
3.588%, 04/14/2027	770	775
BP Capital Markets PLC
3.994%, 09/26/2023	95	100
3.723%, 11/28/2028	440	445
3.506%, 03/17/2025	90	91
3.245%, 05/06/2022	90	92
3.216%, 11/28/2023	1,455	1,462
3.119%, 05/04/2026	130	127
3.062%, 03/17/2022	50	51
1.846%, 05/05/2017	172	172
Canadian Natural Resources
6.450%, 06/30/2033	50	57

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chevron
3.191%, 06/24/2023	$22	$22
2.954%, 05/16/2026	280	277
2.895%, 03/03/2024	1,280	1,283
2.355%, 12/05/2022	15	15
Cimarex Energy
4.375%, 06/01/2024	440	457
CNOOC Finance
3.500%, 05/05/2025	840	831
CNOOC Nexen Finance
4.250%, 04/30/2024	200	208
Conoco Funding
7.250%, 10/15/2031	130	174
ConocoPhillips
6.000%, 01/15/2020	100	110
4.150%, 11/15/2034	460	460
Devon Energy
5.850%, 12/15/2025	450	516
5.600%, 07/15/2041	110	116
5.000%, 06/15/2045	190	191
4.750%, 05/15/2042	17	16
3.250%, 05/15/2022	137	136
Devon Financing LLC
7.875%, 09/30/2031	40	52
Ecopetrol
5.875%, 05/28/2045	420	382
4.125%, 01/16/2025	203	197
Enbridge
5.500%, 12/01/2046	355	377
4.250%, 12/01/2026	375	383
Enbridge Energy Partners
5.875%, 10/15/2025	200	224
Encana
6.500%, 08/15/2034	350	394
6.500%, 02/01/2038	225	251
Energy Transfer Partners
8.250%, 11/15/2029	675	868
6.125%, 12/15/2045	190	203
5.150%, 03/15/2045	14	13
2.500%, 06/15/2018	475	477
Enterprise Products Operating
5.700%, 02/15/2042	40	45
Enterprise Products Operating LLC
6.450%, 09/01/2040	70	85
5.100%, 02/15/2045	120	125
EOG Resources
4.150%, 01/15/2026	90	94
ExxonMobil
4.114%, 03/01/2046	160	165
3.043%, 03/01/2026	220	220
2.397%, 03/06/2022	100	100

90	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Florida Gas Transmission
7.900%, 05/15/2019 (D)	$350	$388
Halliburton
5.000%, 11/15/2045	586	618
3.800%, 11/15/2025	190	192
3.500%, 08/01/2023	50	51
Hess
5.800%, 04/01/2047	335	346
4.300%, 04/01/2027 (B)	360	354
HollyFrontier
5.875%, 04/01/2026	195	207
Kerr-McGee
7.875%, 09/15/2031	100	128
6.950%, 07/01/2024	298	352
Kinder Morgan
5.550%, 06/01/2045	490	500
4.300%, 06/01/2025	1,700	1,737
Kinder Morgan Energy Partners
5.400%, 09/01/2044	255	252
3.500%, 09/01/2023	45	45
Marathon Petroleum
5.000%, 09/15/2054	115	100
4.750%, 09/15/2044	355	321
Noble Energy
5.250%, 11/15/2043	80	83
5.050%, 11/15/2044	29	30
4.150%, 12/15/2021	230	241
3.900%, 11/15/2024	150	152
Occidental Petroleum
4.625%, 06/15/2045	130	136
4.400%, 04/15/2046	50	51
4.100%, 02/15/2047	160	154
3.500%, 06/15/2025	45	45
3.000%, 02/15/2027	120	115
2.700%, 02/15/2023	129	128
Petrobras Global Finance
6.850%, 06/05/2115	200	178
6.250%, 03/17/2024	310	318
Petrobras International Finance
5.375%, 01/27/2021	1,060	1,088
Petro-Canada
6.800%, 05/15/2038	380	488
Petrofac
3.400%, 10/10/2018 (D)	250	252
Petroleos Mexicanos
6.625%, 06/15/2035	40	41
6.500%, 03/13/2027 (D)	825	888
6.375%, 01/23/2045	500	488
5.625%, 01/23/2046	442	395
5.500%, 06/27/2044	30	26
4.875%, 01/18/2024	32	32
2.460%, 12/15/2025	599	599

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.378%, 04/15/2025	$302	$301
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	133
6.750%, 09/21/2047	375	381
Phillips 66
5.875%, 05/01/2042	35	40
Phillips 66 Partners
4.900%, 10/01/2046	250	238
Raizen Fuels Finance
5.300%, 01/20/2027 (D)	370	375
Sabine Pass Liquefaction
5.875%, 06/30/2026 (D)	250	276
5.625%, 04/15/2023	365	396
5.625%, 03/01/2025	500	542
5.000%, 03/15/2027 (D)	745	779
4.200%, 03/15/2028 (D)	690	681
Schlumberger
3.000%, 12/21/2020 (D)	1,000	1,023
Schlumberger Holdings
4.000%, 12/21/2025 (D)	120	125
Schlumberger Investment
3.650%, 12/01/2023	61	64
3.300%, 09/14/2021 (D)	47	48
Shell International Finance
4.375%, 03/25/2020	140	149
4.375%, 05/11/2045	515	522
4.125%, 05/11/2035	1,851	1,865
4.000%, 05/10/2046	445	426
3.400%, 08/12/2023	930	957
2.875%, 05/10/2026	200	195
2.125%, 05/11/2020	56	56
Shell International Finance BV
4.550%, 08/12/2043	80	83
Sinopec Group Overseas Development
4.375%, 04/10/2024 (D)	380	401
Spectra Energy Partners
5.950%, 09/25/2043	30	34
3.500%, 03/15/2025	400	389
Statoil
5.250%, 04/15/2019	140	149
3.700%, 03/01/2024	210	219
Suncor Energy
3.600%, 12/01/2024	340	345
Texas Eastern Transmission
2.800%, 10/15/2022 (D)	402	389
Total Capital International
2.875%, 02/17/2022	815	823
TransCanada Pipelines
4.625%, 03/01/2034	470	492
Transcanada Trust
5.300%, 03/15/2077 (C)	685	677

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	91

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	$480	$616
Transocean
3.750%, 10/15/2017	260	261
Western Gas Partners
5.375%, 06/01/2021	25	27
4.650%, 07/01/2026	40	41
4.000%, 07/01/2022	35	36
Williams
7.875%, 09/01/2021	260	300
Williams Partners
5.100%, 09/15/2045	240	238
3.600%, 03/15/2022	1,200	1,217

		43,427

Financials — 10.1%
AIG Global Funding MTN
1.650%, 12/15/2017 (D)	42	42
American Express
7.000%, 03/19/2018	1,170	1,229
American Express Credit MTN
2.700%, 03/03/2022	2,290	2,287
2.375%, 05/26/2020	64	64
2.250%, 08/15/2019	1,135	1,144
2.200%, 03/03/2020	500	501
1.875%, 11/05/2018	44	44
1.800%, 07/31/2018	65	65
American International Group
6.250%, 05/01/2036	370	437
4.375%, 01/15/2055	90	80
4.125%, 02/15/2024	107	110
3.900%, 04/01/2026	1,041	1,045
3.875%, 01/15/2035	30	27
Aon
6.250%, 09/30/2040	19	22
3.500%, 06/14/2024	65	65
Bank of America
6.100%, 06/15/2017	2,600	2,624
6.000%, 09/01/2017	1,565	1,593
5.750%, 12/01/2017	70	72
5.700%, 01/24/2022	5	5
Bank of America MTN
6.875%, 04/25/2018	2,250	2,368
6.400%, 08/28/2017	150	153
5.650%, 05/01/2018	2,950	3,069
5.625%, 07/01/2020	30	33
5.000%, 05/13/2021	410	445
5.000%, 01/21/2044	240	262
4.450%, 03/03/2026	674	691
4.250%, 10/22/2026	47	48
4.200%, 08/26/2024	700	713
4.183%, 11/25/2027	220	221

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 01/22/2024	$290	$303
4.100%, 07/24/2023	340	356
4.000%, 04/01/2024	290	301
4.000%, 01/22/2025	683	682
3.950%, 04/21/2025 (B)	123	122
3.875%, 08/01/2025	190	193
3.500%, 04/19/2026	1,244	1,228
3.300%, 01/11/2023	1,835	1,846
2.600%, 01/15/2019	160	162
2.503%, 10/21/2022	1,220	1,189
2.250%, 04/21/2020	100	100
Bank of Montreal MTN
2.375%, 01/25/2019	55	55
1.400%, 09/11/2017	53	53
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	43
3.442%, 02/07/2028 (C)	670	675
3.250%, 09/11/2024	100	101
2.500%, 04/15/2021	327	328
2.200%, 03/04/2019	425	428
Bank of New York Mellon
3.550%, 09/23/2021	34	35
3.400%, 05/15/2024	1,670	1,703
Bank of Nova Scotia
1.850%, 04/14/2020	160	158
Bank of Tokyo-Mitsubishi
4.100%, 09/09/2023 (D)	200	212
Barclays
4.950%, 01/10/2047	370	370
BB&T
5.250%, 11/01/2019	200	216
Bear Stearns
7.250%, 02/01/2018	2,500	2,613
6.400%, 10/02/2017	500	512
Berkshire Hathaway
3.750%, 08/15/2021	500	531
3.400%, 01/31/2022	65	68
3.125%, 03/15/2026	1,250	1,249
Berkshire Hathaway Finance
5.400%, 05/15/2018	110	115
4.400%, 05/15/2042	316	332
BNP Paribas MTN
3.800%, 01/10/2024 (D)	710	707
2.700%, 08/20/2018	380	384
2.375%, 09/14/2017	110	110
BPCE
5.150%, 07/21/2024 (D)	200	205
Capital One Financial
4.750%, 07/15/2021	50	54
4.200%, 10/29/2025	564	566
3.750%, 07/28/2026	400	387

92	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chubb INA Holdings
4.350%, 11/03/2045	$445	$470
3.350%, 05/03/2026	70	71
3.150%, 03/15/2025	74	74
2.875%, 11/03/2022	39	39
2.300%, 11/03/2020	50	50
Citigroup
8.125%, 07/15/2039	370	543
6.125%, 11/21/2017	2,095	2,154
6.125%, 05/15/2018	2,650	2,774
5.500%, 09/13/2025	269	294
5.300%, 05/06/2044	47	50
4.750%, 05/18/2046	30	30
4.650%, 07/30/2045	336	350
4.500%, 01/14/2022	380	407
4.450%, 09/29/2027	1,385	1,402
4.400%, 06/10/2025	270	275
4.300%, 11/20/2026	60	61
3.700%, 01/12/2026	595	596
3.500%, 05/15/2023	130	131
3.400%, 05/01/2026	260	253
3.300%, 04/27/2025	120	117
3.200%, 10/21/2026	920	880
2.500%, 09/26/2018	990	999
2.150%, 07/30/2018	71	71
1.700%, 04/27/2018	160	160
1.602%, 08/25/2036 (C)	1,000	807
1.550%, 08/14/2017	805	805
CME Group
3.000%, 03/15/2025	51	51
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	30	32
Cooperatieve Rabobank UA
4.625%, 12/01/2023	530	559
4.375%, 08/04/2025	1,000	1,026
2.750%, 01/10/2022	860	865
Credit Agricole
8.375%, 12/31/2049 (C) (D)	170	189
Credit Suisse Group
4.282%, 01/09/2028 (D)	475	473
3.574%, 01/09/2023 (D)	695	694
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,280	1,302
Discover Bank
2.000%, 02/21/2018	1,000	1,001
Discover Financial Services
6.450%, 06/12/2017	250	252
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	1,197
Fifth Third Bancorp
2.300%, 03/01/2019	30	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fifth Third Bank
2.875%, 10/01/2021	$200	$202
Ford Motor Credit
6.625%, 08/15/2017	500	509
Goldman Sachs Group
6.750%, 10/01/2037	532	656
6.450%, 05/01/2036	20	24
6.250%, 02/01/2041	300	377
6.150%, 04/01/2018	1,780	1,854
6.125%, 02/15/2033	20	24
5.950%, 01/18/2018	1,250	1,291
5.750%, 01/24/2022	300	337
5.250%, 07/27/2021	400	439
5.150%, 05/22/2045	360	378
4.750%, 10/21/2045	1,036	1,091
4.250%, 10/21/2025	600	612
3.750%, 02/25/2026	340	341
3.500%, 11/16/2026	540	528
3.000%, 04/26/2022	1,150	1,153
2.900%, 07/19/2018	220	223
2.750%, 09/15/2020	605	610
2.625%, 04/25/2021	450	449
2.375%, 01/22/2018	520	523
2.350%, 11/15/2027	940	919
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,310	1,438
6.000%, 06/15/2020	880	974
5.375%, 03/15/2020	950	1,030
4.000%, 03/03/2024	200	207
3.850%, 07/08/2024	121	124
2.139%, 11/15/2018 (C)	1,500	1,516
Guardian Life Global Funding
1.950%, 10/27/2021 (D)	780	758
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (D)	700	682
Guardian Life Insurance of America
4.850%, 01/24/2077 (D)	545	532
HBOS PLC MTN
6.750%, 05/21/2018 (D)	200	209
HSBC Bank PLC
4.125%, 08/12/2020 (D)	100	106
HSBC Finance
6.676%, 01/15/2021	850	961
HSBC Holdings
4.375%, 11/23/2026	700	706
4.041%, 03/13/2028 (C)	645	652
3.262%, 03/13/2023 (C)	1,155	1,161
HSBC Holdings PLC
4.875%, 01/14/2022	100	108
4.300%, 03/08/2026	1,055	1,100
4.250%, 03/14/2024	370	375
4.250%, 08/18/2025	250	252

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	93

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 03/30/2022	$206	$216
3.400%, 03/08/2021	890	910
2.650%, 01/05/2022 (B)	1,530	1,511
HSBC USA
2.350%, 03/05/2020	100	100
ING Bank
5.800%, 09/25/2023 (D)	430	478
ING Groep
3.950%, 03/29/2027	225	226
3.150%, 03/29/2022	565	566
Intercontinental Exchange
4.000%, 10/15/2023	65	69
2.500%, 10/15/2018	85	86
International Lease Finance
7.125%, 09/01/2018 (D)	1,000	1,069
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)	510	480
JPMorgan Chase
6.000%, 01/15/2018	1,500	1,551
4.950%, 06/01/2045	30	32
4.500%, 01/24/2022	660	711
4.260%, 02/22/2048 (C)	665	663
4.250%, 10/01/2027	590	605
4.125%, 12/15/2026	520	530
3.900%, 07/15/2025	805	832
3.875%, 09/10/2024	520	527
3.782%, 02/01/2028 (C)	680	687
3.625%, 05/13/2024	230	235
3.625%, 12/01/2027	1,465	1,421
3.250%, 09/23/2022	240	244
3.200%, 01/25/2023	100	101
2.972%, 01/15/2023	1,235	1,234
2.950%, 10/01/2026	696	662
2.700%, 05/18/2023	1,285	1,259
2.250%, 01/23/2020	905	908
JPMorgan Chase MTN
2.295%, 08/15/2021 (B)	1,065	1,054
JPMorgan Chase Bank
6.000%, 10/01/2017	2,427	2,478
KFW
4.000%, 01/27/2020	560	595
1.000%, 07/15/2019	3,397	3,354
KKR Group Finance II
5.500%, 02/01/2043 (D)	20	21
Lazard Group LLC
3.750%, 02/13/2025	760	756
Liberty Mutual Insurance
8.500%, 05/15/2025 (D)	100	128
Lincoln National
3.625%, 12/12/2026	475	473
Lloyds Banking Group
3.100%, 07/06/2021	490	494

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (D)	$310	$339
Macquarie Group
6.250%, 01/14/2021 (D)	166	184
Marsh & McLennan
3.750%, 03/14/2026	325	334
2.750%, 01/30/2022	455	458
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (D)	89	145
4.900%, 04/01/2077 (D)	280	281
MetLife
6.400%, 12/15/2036	915	1,004
5.700%, 06/15/2035	15	18
Metropolitan Life Global Funding
1.500%, 01/10/2018 (D)	313	312
Metropolitan Life Global Funding I MTN
1.950%, 12/03/2018 (D)	160	160
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	1,545	1,556
1.950%, 09/15/2021 (D)	755	733
1.550%, 09/13/2019 (D)	405	399
Mitsubishi UFJ Financial Group
3.677%, 02/22/2027	995	1,007
Mizuho Bank
1.800%, 03/26/2018 (D)	200	200
Morgan Stanley
4.375%, 01/22/2047	795	795
3.625%, 01/20/2027	440	437
1.842%, 02/14/2020 (C)	2,250	2,255
Morgan Stanley MTN
7.300%, 05/13/2019	420	464
6.625%, 04/01/2018	3,300	3,454
5.950%, 12/28/2017	200	206
5.625%, 09/23/2019	350	378
3.125%, 07/27/2026	55	53
2.625%, 11/17/2021	3,905	3,879
2.500%, 04/21/2021	450	448
National Australia Bank
2.400%, 12/07/2021 (D)	915	910
National City
6.875%, 05/15/2019	50	55
National City Bank
1.472%, 06/07/2017 (C)	600	600
Nationwide Mutual Insurance
3.421%, 12/15/2024 (C) (D)	760	748
New York Life Global Funding
2.150%, 06/18/2019 (D)	73	73
New York Life Insurance
6.750%, 11/15/2039 (D)	255	345
2.100%, 01/02/2019 (D)	330	332
Nordea Bank
4.875%, 05/13/2021 (D)	250	267

94	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nordea Bank MTN
1.625%, 05/15/2018 (D)	$220	$220
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (D)	680	862
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (D)	50	50
Pipeline Funding
7.500%, 01/15/2030 (D)	438	513
PNC Bank
2.550%, 12/09/2021	780	778
2.250%, 07/02/2019	325	328
PNC Bank MTN
2.400%, 10/18/2019	400	403
Pricoa Global Funding MTN
1.600%, 05/29/2018 (D)	150	150
Protective Life Global Funding
1.722%, 04/15/2019 (D)	870	861
Prudential Financial MTN
5.625%, 05/12/2041	10	12
Royal Bank of Canada
2.000%, 10/01/2018	183	184
1.875%, 02/05/2020	180	179
1.200%, 09/19/2017	140	140
Royal Bank of Scotland
4.650%, 06/04/2018	350	358
Santander Holdings USA
3.450%, 08/27/2018	230	234
Santander UK Group Holdings
2.875%, 08/05/2021	200	197
Stadshypotek
2.500%, 04/05/2022 (D)	2,190	2,186
Standard Chartered
5.700%, 03/26/2044 (D)	860	887
State Street
4.956%, 03/15/2018	270	278
3.700%, 11/20/2023	138	144
3.300%, 12/16/2024	70	71
Synchrony Financial
3.700%, 08/04/2026	705	684
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	150	199
4.900%, 09/15/2044 (D)	445	481
Toronto-Dominion Bank
2.500%, 01/18/2022 (D)	715	716
2.250%, 03/15/2021 (D)	1,480	1,477
Toronto-Dominion Bank MTN
1.750%, 07/23/2018	72	72
UBS MTN
1.800%, 03/26/2018	445	445
1.375%, 06/01/2017	350	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS Group Funding Jersey
2.650%, 02/01/2022 (D)	$1,045	$1,024
UBS Group Funding Switzerland
4.253%, 03/23/2028 (D)	1,160	1,177
3.491%, 05/23/2023 (D)	1,460	1,469
US Bancorp MTN
2.950%, 07/15/2022	25	25
2.625%, 01/24/2022	1,120	1,124
US Bank
2.125%, 10/28/2019	260	261
Ventas Realty L.P.
2.000%, 02/15/2018	804	805
Visa
4.300%, 12/14/2045	120	126
3.150%, 12/14/2025	360	361
2.800%, 12/14/2022	1,310	1,322
2.200%, 12/14/2020	80	80
Wachovia MTN
5.750%, 02/01/2018	3,140	3,239
Wachovia Capital Trust III
5.570%, 12/31/2049 (C)	450	450
WEA Finance
3.750%, 09/17/2024 (D)	210	212
3.150%, 04/05/2022 (D)	630	630
1.750%, 09/15/2017 (D)	1,250	1,250
Wells Fargo
3.000%, 04/22/2026	920	883
3.000%, 10/23/2026	950	910
2.125%, 04/22/2019	70	70
2.100%, 07/26/2021	1,550	1,518
Wells Fargo MTN
4.900%, 11/17/2045	384	400
4.750%, 12/07/2046	200	204
4.650%, 11/04/2044	1	1
4.400%, 06/14/2046	550	533
4.300%, 07/22/2027	1,083	1,125
4.125%, 08/15/2023	900	943
3.500%, 03/08/2022	430	446
3.450%, 02/13/2023	230	232
3.000%, 01/22/2021	575	585
2.550%, 12/07/2020	46	46
2.150%, 12/06/2019	2,000	2,007
2.150%, 01/30/2020	70	70
1.650%, 01/22/2018	585	585
Westpac Banking
4.875%, 11/19/2019	170	182

		172,965

Health Care — 2.6%
Abbott Laboratories
4.900%, 11/30/2046	320	332
4.750%, 11/30/2036	90	93

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	95

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 11/30/2026	$2,295	$2,292
3.400%, 11/30/2023	2,165	2,187
AbbVie
4.500%, 05/14/2035	395	392
4.450%, 05/14/2046 (B)	515	491
3.600%, 05/14/2025	520	520
3.200%, 11/06/2022	44	45
3.200%, 05/14/2026	770	740
2.900%, 11/06/2022	10	10
2.500%, 05/14/2020	920	926
1.800%, 05/14/2018	500	501
Actavis
3.250%, 10/01/2022	13	13
Actavis Funding SCS
4.750%, 03/15/2045	635	638
4.550%, 03/15/2035	260	261
3.800%, 03/15/2025	1,825	1,841
3.450%, 03/15/2022	745	761
Aetna
2.800%, 06/15/2023	1,800	1,786
2.200%, 03/15/2019	180	181
Amgen
5.150%, 11/15/2041	760	814
4.663%, 06/15/2051	1,319	1,320
4.563%, 06/15/2048	235	233
4.400%, 05/01/2045	907	880
3.875%, 11/15/2021	150	158
3.625%, 05/22/2024	30	31
2.125%, 05/01/2020	22	22
Anthem
4.650%, 08/15/2044	650	660
4.625%, 05/15/2042	41	42
3.500%, 08/15/2024	90	91
3.125%, 05/15/2022	468	470
2.300%, 07/15/2018	65	65
1.875%, 01/15/2018	1,100	1,101
AstraZeneca
3.375%, 11/16/2025	500	503
Baxalta
3.600%, 06/23/2022	912	932
2.875%, 06/23/2020	500	507
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,000	992
Becton Dickinson
4.685%, 12/15/2044	110	115
3.734%, 12/15/2024	86	88
2.675%, 12/15/2019	259	263
Biogen
5.200%, 09/15/2045	673	728
3.625%, 09/15/2022	170	175
Celgene
5.250%, 08/15/2043	40	42

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 08/15/2045	$1,237	$1,295
3.875%, 08/15/2025	260	265
3.625%, 05/15/2024	69	70
3.550%, 08/15/2022	60	62
1.900%, 08/15/2017	63	63
EMD Finance
2.400%, 03/19/2020 (D)	950	950
Express Scripts Holding
3.400%, 03/01/2027	550	518
Forest Laboratories
5.000%, 12/15/2021 (D)	35	38
Gilead Sciences
5.650%, 12/01/2041	35	40
4.750%, 03/01/2046	330	337
4.500%, 02/01/2045	10	10
4.150%, 03/01/2047	260	242
3.700%, 04/01/2024	240	246
3.650%, 03/01/2026	150	151
3.250%, 09/01/2022	265	271
2.950%, 03/01/2027	550	522
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	172
1.500%, 05/08/2017	160	160
Humana
7.200%, 06/15/2018	159	169
4.950%, 10/01/2044	10	11
4.800%, 03/15/2047	10	10
4.625%, 12/01/2042	40	41
3.950%, 03/15/2027	20	20
3.850%, 10/01/2024	680	696
3.150%, 12/01/2022	390	392
Johnson & Johnson
4.500%, 12/05/2043	250	276
3.700%, 03/01/2046	170	166
Medtronic
4.625%, 03/15/2045	60	64
4.375%, 03/15/2035	76	80
3.625%, 03/15/2024	590	612
3.500%, 03/15/2025	200	205
3.150%, 03/15/2022	65	67
Medtronic Global Holdings SCA
3.350%, 04/01/2027	190	191
Merck
2.750%, 02/10/2025	100	98
2.400%, 09/15/2022	29	29
2.350%, 02/10/2022	466	466
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	678
Northwell Healthcare
3.979%, 11/01/2046	550	505
Perrigo Finance Unlimited
4.375%, 03/15/2026	600	610

96	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pfizer
4.000%, 12/15/2036	$630	$636
RWJ Barnabas Health
3.949%, 07/01/2046	1,395	1,315
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026	1,280	1,219
2.875%, 09/23/2023	795	770
1.900%, 09/23/2019	1,000	993
Stryker
4.625%, 03/15/2046	675	694
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026 (B)	440	405
2.800%, 07/21/2023	700	665
1.400%, 07/20/2018	750	746
Thermo Fisher Scientific
3.300%, 02/15/2022	465	474
UnitedHealth Group
4.625%, 07/15/2035	28	30
3.875%, 10/15/2020	180	190
3.750%, 07/15/2025	70	73
3.375%, 11/15/2021	75	78
3.350%, 07/15/2022	28	29
2.875%, 12/15/2021	655	668
2.875%, 03/15/2023	50	50
Wyeth LLC
5.950%, 04/01/2037	130	161

		44,236

Industrials — 1.8%
ABB Finance USA
4.375%, 05/08/2042	30	32
AerCap Ireland Capital
4.500%, 05/15/2021	370	388
Air Lease
3.625%, 04/01/2027	585	569
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/2023	761	810
Aviation Capital Group
6.750%, 04/06/2021 (D)	120	138
BAE Systems
4.750%, 10/11/2021 (D)	750	809
Boeing
4.875%, 02/15/2020	210	228
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	126
5.750%, 03/15/2018	950	987
5.400%, 06/01/2041	50	58
4.150%, 04/01/2045	165	165
3.450%, 09/15/2021	91	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Canadian Pacific Railway
6.125%, 09/15/2115	$44	$53
Caterpillar Financial Services MTN
2.750%, 08/20/2021	405	407
2.100%, 01/10/2020	550	551
Catholic Health Initiatives
4.350%, 11/01/2042	30	26
Cintas No. 2
3.700%, 04/01/2027	140	143
2.900%, 04/01/2022	140	142
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl A-1
7.256%, 03/15/2020	102	108
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A-1
8.048%, 11/01/2020	191	209
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	619	681
Continental Airlines Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	134	149
CSX
3.950%, 05/01/2050	21	19
Delta Air Lines
3.625%, 03/15/2022	690	704
2.875%, 03/13/2020	690	696
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	101	116
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018	262	275
Eaton
7.625%, 04/01/2024	75	90
4.150%, 11/02/2042	110	109
2.750%, 11/02/2022	450	447
1.500%, 11/02/2017	60	60
FedEx
4.550%, 04/01/2046	590	589
4.400%, 01/15/2047	375	365
GE Capital International Funding
4.418%, 11/15/2035	1,630	1,721
2.342%, 11/15/2020	695	698
General Electric
4.500%, 03/11/2044	635	683
2.100%, 12/11/2019	30	30
General Electric MTN
6.875%, 01/10/2039	205	291
6.150%, 08/07/2037	254	329
6.000%, 08/07/2019	185	203
5.875%, 01/14/2038	214	270

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	97

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 09/15/2017	$100	$102
5.500%, 01/08/2020	180	197
5.300%, 02/11/2021	109	121
4.650%, 10/17/2021	140	154
4.625%, 01/07/2021	135	146
4.375%, 09/16/2020	10	11
2.300%, 04/27/2017	45	45
2.200%, 01/09/2020	43	44
1.519%, 08/15/2036 (C)	850	740
Illinois Tool Works
2.650%, 11/15/2026	280	270
International Lease Finance
8.625%, 01/15/2022	170	208
Lockheed Martin
4.070%, 12/15/2042	91	89
3.550%, 01/15/2026	880	894
3.350%, 09/15/2021	575	596
Mexico City Airport Trust
5.500%, 10/31/2046 (D)	680	670
Northrop Grumman
3.850%, 04/15/2045	236	222
3.250%, 08/01/2023	2,110	2,158
3.200%, 02/01/2027	595	589
Penske Truck Leasing L.P.
3.400%, 11/15/2026 (D)	920	885
3.375%, 02/01/2022 (D)	431	437
3.200%, 07/15/2020 (D)	410	417
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (D)	1,050	1,058
2.350%, 10/15/2026 (D)	555	515
2.200%, 03/15/2020 (D)	790	793
Union Pacific
3.000%, 04/15/2027	1,130	1,117
United Technologies
8.875%, 11/15/2019	110	129
4.150%, 05/15/2045	59	59
3.750%, 11/01/2046	685	643
1.950%, 11/01/2021	85	83
1.778%, 05/04/2018 (F)	850	850
US Airways Pass-Through Trust, Ser 1998-1A
6.850%, 01/30/2018	123	125
Valmont Industries
5.250%, 10/01/2054	340	306
Wabtec
3.450%, 11/15/2026 (D)	530	515
Waste Management
4.600%, 03/01/2021	90	97
3.500%, 05/15/2024	90	93

		29,947

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 1.7%
Analog Devices
3.500%, 12/05/2026	$625	$619
3.125%, 12/05/2023	540	538
2.500%, 12/05/2021	505	500
Apple
4.650%, 02/23/2046	270	290
4.375%, 05/13/2045	170	174
4.250%, 02/09/2047	205	208
3.850%, 05/04/2043	740	709
3.450%, 02/09/2045	31	28
3.350%, 02/09/2027	875	885
3.200%, 05/13/2025	64	65
3.000%, 02/09/2024	885	893
2.850%, 05/06/2021	113	116
2.700%, 05/13/2022	505	511
2.500%, 02/09/2022	945	949
2.450%, 08/04/2026	730	691
2.150%, 02/09/2022	82	81
1.900%, 02/07/2020	845	847
1.285%, 05/03/2018 (C)	69	69
Cisco Systems
1.850%, 09/20/2021	2,310	2,266
1.400%, 09/20/2019	1,385	1,374
Diamond 1 Finance
6.020%, 06/15/2026 (B) (D)	405	441
4.420%, 06/15/2021 (D)	640	669
3.480%, 06/01/2019 (D)	390	400
Fidelity National Information Services
3.625%, 10/15/2020	555	577
2.850%, 10/15/2018	690	699
2.250%, 08/15/2021	395	387
Harris
5.054%, 04/27/2045	80	88
4.854%, 04/27/2035	80	85
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,025	1,055
5.015%, 10/15/2025	225	234
Intel
3.700%, 07/29/2025	83	87
3.300%, 10/01/2021	35	36
3.100%, 07/29/2022	35	36
Mastercard
3.375%, 04/01/2024	250	259
Microsoft
4.750%, 11/03/2055	43	46
4.500%, 02/06/2057	355	366
4.250%, 02/06/2047	445	456
4.100%, 02/06/2037	746	770
4.000%, 02/12/2055	24	23
3.950%, 08/08/2056	140	131
3.750%, 02/12/2045	330	313

98	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 08/08/2046	$900	$845
3.625%, 12/15/2023	89	94
3.500%, 02/12/2035	452	435
3.450%, 08/08/2036	10	10
3.300%, 02/06/2027	1,330	1,350
2.875%, 02/06/2024	1,575	1,585
2.700%, 02/12/2025	90	88
2.400%, 02/06/2022	895	900
2.400%, 08/08/2026	480	454
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023	20	20
2.000%, 08/08/2023	1,265	1,216
Oracle
3.900%, 05/15/2035	1,375	1,358
2.400%, 09/15/2023	1,180	1,148
1.200%, 10/15/2017	250	250
TSMC Global
1.625%, 04/03/2018 (D)	460	459

		29,203

Materials — 0.8%
Air Liquide Finance
2.250%, 09/27/2023 (D)	650	622
1.750%, 09/27/2021 (D)	650	628
Amcor Finance USA
3.625%, 04/28/2026 (D)	1,375	1,362
Barrick
5.250%, 04/01/2042	10	11
Barrick Gold
4.100%, 05/01/2023	38	41
Barrick North America Finance
5.700%, 05/30/2041	565	639
4.400%, 05/30/2021	106	114
BHP Billiton Finance USA
6.750%, 10/19/2075 (C) (D)	210	238
5.000%, 09/30/2043	435	487
4.125%, 02/24/2042	40	40
2.875%, 02/24/2022	24	24
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	178
CF Industries
4.500%, 12/01/2026 (D)	600	610
3.400%, 12/01/2021 (D)	480	479
Dow Chemical
5.250%, 11/15/2041	25	27
3.000%, 11/15/2022	1,320	1,334
Eastman Chemical
2.700%, 01/15/2020	805	816
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (D)	370	370
Fibria Overseas Finance
5.500%, 01/17/2027	440	441

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Freeport-McMoRan
4.000%, 11/14/2021	$280	$270
Glencore Finance Canada
2.700%, 10/25/2017 (D)	250	251
Glencore Funding
4.125%, 05/30/2023 (D)	200	204
4.000%, 03/27/2027 (D)	200	197
International Paper
5.150%, 05/15/2046	540	563
5.000%, 09/15/2035	215	228
LYB International Finance II BV
3.500%, 03/02/2027	780	766
OCP
4.500%, 10/22/2025 (D)	290	286
Potash Corp of Saskatchewan
4.000%, 12/15/2026	910	932
Rio Tinto Finance USA
3.750%, 09/20/2021	240	252
Southern Copper
5.250%, 11/08/2042	500	490
Teck Resources
6.250%, 07/15/2041	5	5
Vale Overseas
6.875%, 11/21/2036	310	333
6.250%, 08/10/2026	620	673
5.875%, 06/10/2021	260	279

		14,190

Other Asset-Backed Securities — 0.1%
Flatiron CLO, Ser 2014-1A, Cl A1R
2.018%, 07/17/2026 (C) (D)	500	500
SoFi Professional Loan Program, Ser 2017-A, Cl A2B
2.400%, 03/26/2040 (D)	404	398
SoFi Professional Loan Program, Ser 2017-A, Cl A2A
1.550%, 03/26/2040 (D)	1,066	1,063

		1,961

Real Estate — 0.5%
Alexandria Real Estate Equities
3.950%, 01/15/2027	750	750
2.750%, 01/15/2020	591	593
Boston Properties
5.625%, 11/15/2020	450	496
DDR
4.625%, 07/15/2022	795	834
3.375%, 05/15/2023	655	633
Duke Realty
4.375%, 06/15/2022	50	53
Education Realty Operating Partnership
4.600%, 12/01/2024	505	508

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	99

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ERP Operating
5.750%, 06/15/2017	$125	$126
4.625%, 12/15/2021	64	69
HCP
4.250%, 11/15/2023	580	600
4.000%, 12/01/2022	450	464
3.400%, 02/01/2025	57	55
2.625%, 02/01/2020	28	28
Healthcare Realty Trust
3.875%, 05/01/2025	200	198
3.750%, 04/15/2023	400	400
Mid-America Apartments
4.300%, 10/15/2023	140	148
4.000%, 11/15/2025	160	164
3.750%, 06/15/2024	590	600
Post Apartment Homes
4.750%, 10/15/2017	700	706
Realty Income
3.250%, 10/15/2022	70	71
Simon Property Group
4.375%, 03/01/2021	38	41
2.150%, 09/15/2017	125	125
Tanger Properties
3.875%, 12/01/2023	340	344
3.750%, 12/01/2024	295	292
Ventas Realty
4.125%, 01/15/2026	29	29
Welltower
6.125%, 04/15/2020	525	581
4.500%, 01/15/2024	102	107

		9,015

Telecommunication Services — 1.5%
America Movil
5.625%, 11/15/2017	540	553
AT&T
6.000%, 08/15/2040	925	1,014
5.800%, 02/15/2019	210	224
5.500%, 02/01/2018	100	103
5.450%, 03/01/2047	1,010	1,032
5.250%, 03/01/2037	1,945	1,983
5.150%, 03/15/2042	25	25
4.800%, 06/15/2044	240	225
4.750%, 05/15/2046	845	788
4.500%, 03/09/2048	345	307
4.450%, 04/01/2024	655	686
4.350%, 06/15/2045	735	647
4.250%, 03/01/2027	710	718
4.125%, 02/17/2026	500	507
3.950%, 01/15/2025	845	852
3.875%, 08/15/2021	70	73
3.800%, 03/15/2022	400	414

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 05/15/2025	$2,444	$2,361
3.000%, 06/30/2022	180	179
Bharti Airtel
4.375%, 06/10/2025 (D)	200	200
British Telecommunications
5.950%, 01/15/2018	200	206
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	65
Sprint Spectrum
3.360%, 09/20/2021 (D)	1,740	1,736
Telefonica Emisiones
5.462%, 02/16/2021	23	25
5.134%, 04/27/2020	362	390
Verizon Communications
5.250%, 03/16/2037	700	724
5.150%, 09/15/2023	780	858
5.050%, 03/15/2034	92	93
4.862%, 08/21/2046	500	481
4.522%, 09/15/2048	1,130	1,024
4.400%, 11/01/2034	1,792	1,696
4.272%, 01/15/2036	520	481
4.125%, 03/16/2027	1,515	1,541
4.125%, 08/15/2046	1,190	1,027
3.850%, 11/01/2042	540	452
2.946%, 03/15/2022 (D)	880	876
2.625%, 08/15/2026	90	82
2.450%, 11/01/2022	90	87
Vodafone Group PLC
2.950%, 02/19/2023	540	531

		25,266

Utilities — 2.0%
AEP Texas Central
6.650%, 02/15/2033	500	621
AEP Texas Central Transition Funding II
5.170%, 01/01/2018	254	258
Alabama Power
2.450%, 03/30/2022	575	569
American Electric Power
1.650%, 12/15/2017	423	423
Arizona Public Service
2.200%, 01/15/2020	20	20
Berkshire Hathaway Energy
3.750%, 11/15/2023	156	163
Boston Gas
4.487%, 02/15/2042 (D)	35	36
Carolina Power & Light
5.300%, 01/15/2019	175	186
3.000%, 09/15/2021	194	199
2.800%, 05/15/2022	25	25
Cleco Power
6.000%, 12/01/2040	700	848

100	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Commonwealth Edison
3.700%, 03/01/2045	$130	$123
Consolidated Edison of New York
4.450%, 03/15/2044	690	728
3.850%, 06/15/2046	210	202
Dominion Resources
2.500%, 12/01/2019	385	389
2.000%, 08/15/2021 (B)	345	335
1.600%, 08/15/2019	455	449
DTE Energy
1.500%, 10/01/2019	395	388
Duke Energy
3.750%, 09/01/2046	285	256
3.550%, 09/15/2021	76	79
2.650%, 09/01/2026	650	606
1.800%, 09/01/2021	520	502
Duke Energy Carolinas
4.300%, 06/15/2020	39	42
4.250%, 12/15/2041	28	29
3.875%, 03/15/2046	245	239
2.500%, 03/15/2023	475	470
Duke Energy Florida
3.850%, 11/15/2042	215	209
3.400%, 10/01/2046	225	202
3.200%, 01/15/2027	445	448
Duke Energy Indiana
4.200%, 03/15/2042	30	30
3.750%, 07/15/2020	52	55
Duke Energy Progress
4.100%, 05/15/2042	425	431
Duquesne Light Holdings
6.400%, 09/15/2020 (D)	500	558
Electricite de France
6.000%, 01/22/2114 (D)	260	264
Emera US Finance
2.700%, 06/15/2021	1,102	1,090
Entergy
5.125%, 09/15/2020	400	432
Exelon
3.950%, 06/15/2025	375	386
FirstEnergy
4.250%, 03/15/2023	340	352
2.750%, 03/15/2018	70	70
FirstEnergy, Ser C
7.375%, 11/15/2031	480	626
Fortis
2.100%, 10/04/2021 (D)	405	392
Great Plains Energy
4.850%, 04/01/2047	450	462
3.900%, 04/01/2027	645	651
3.150%, 04/01/2022	515	520

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indiana Michigan Power
4.550%, 03/15/2046	$570	$602
ITC Holdings
3.650%, 06/15/2024	633	638
Jersey Central Power & Light
7.350%, 02/01/2019	100	109
4.700%, 04/01/2024 (D)	700	747
Kansas City Power & Light
5.300%, 10/01/2041	100	106
KeySpan Gas East
5.819%, 04/01/2041 (D)	400	485
2.742%, 08/15/2026 (D)	350	334
Metropolitan Edison
3.500%, 03/15/2023 (D)	350	355
MidAmerican Energy
4.800%, 09/15/2043	320	359
4.250%, 05/01/2046	535	552
MidAmerican Energy Holdings
6.500%, 09/15/2037	850	1,106
NextEra Energy Capital Holdings
2.300%, 04/01/2019	500	503
NiSource Finance
5.800%, 02/01/2042	149	173
Oklahoma Gas & Electric
4.150%, 04/01/2047	340	339
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	492
5.250%, 09/30/2040	250	293
Pacific Gas & Electric
8.250%, 10/15/2018	180	197
6.050%, 03/01/2034	530	664
5.800%, 03/01/2037	70	86
5.625%, 11/30/2017	525	539
5.400%, 01/15/2040	42	50
4.500%, 12/15/2041	48	50
4.450%, 04/15/2042	390	410
3.250%, 09/15/2021	12	12
2.950%, 03/01/2026	410	400
PECO Energy
4.150%, 10/01/2044	930	951
3.150%, 10/15/2025	570	573
Pennsylvania Electric
5.200%, 04/01/2020	200	213
PPL Electric Utilities
4.150%, 10/01/2045	400	409
Progress Energy
3.150%, 04/01/2022	280	283
Public Service of New Hampshire
3.500%, 11/01/2023	205	211
Sierra Pacific Power
2.600%, 05/01/2026	530	508

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	101

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern
4.400%, 07/01/2046	$200	$191
2.150%, 09/01/2019	855	855
Southern California Edison
4.050%, 03/15/2042	5	5
3.500%, 10/01/2023	205	214
Southern Gas Capital
2.450%, 10/01/2023	225	216
Southwestern Electric Power
5.875%, 03/01/2018	345	358
3.900%, 04/01/2045	160	151
Texas-New Mexico Power
9.500%, 04/01/2019 (D)	1,100	1,243
Virginia Electric & Power
4.650%, 08/15/2043	630	685
4.000%, 11/15/2046	1,010	998
3.500%, 03/15/2027	645	658
2.950%, 01/15/2022	330	336
2.950%, 11/15/2026	335	327
Westar Energy
3.100%, 04/01/2027	570	563

		34,912

Total Corporate Obligations (Cost $463,925) ($ Thousands)		466,348

ASSET-BACKED SECURITIES — 10.5%

Automotive — 1.9%
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	357	357
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	79	79
Ally Auto Receivables Trust, Ser 2016-3, Cl A2
1.190%, 12/17/2018	421	421
Ally Auto Receivables Trust, Ser 2017-1, Cl A4
1.990%, 11/15/2021	244	244
Ally Auto Receivables Trust, Ser 2017-2, Cl A4
2.100%, 03/15/2022	471	471
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,310	1,311
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	800	800
Ally Master Owner Trust, Ser 2017-1, Cl A
1.170%, 02/15/2021 (C)	372	373
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A3
1.530%, 07/08/2021	578	575
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (D)	336	337

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (D)	$750	$754
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (D)	964	969
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (D)	999	1,007
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (D)	67	67
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	284	284
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/2018 (D)	27	27
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (D)	605	608
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	544	545
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	303	305
California Republic Auto Receivables Trust, Ser 2016-2, Cl A4
1.830%, 12/15/2021	507	505
California Republic Auto Receivables Trust, Ser 2017-1, Cl A2
1.550%, 11/15/2019	550	549
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/2021	550	548
California Republic Auto Receivables Trust, Ser 2017-1, Cl A4
2.280%, 06/15/2022	252	251
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	174	174
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	149	149
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	343	344
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	509	511
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A1A
1.390%, 02/20/2018 (D)	97	96

102	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	$383	$384
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	244	244
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	201	200
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/2018	309	309
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A3
1.730%, 04/20/2020	575	576
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	260	261
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A2A
1.320%, 01/20/2019	137	137
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A3
1.460%, 06/20/2020	430	429
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/2019	260	260
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A3
1.540%, 08/20/2020	260	260
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/22/2021	218	217
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (D)	882	884
Flagship Credit Auto Trust, Ser 2016-3, Cl A2
2.050%, 11/15/2020 (D)	295	295
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (D)	928	936
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (D)	675	677
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 02/15/2022 (D)	670	674
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	2,755	2,756
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (D)	1,610	1,608
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (D)	896	888
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (D)	869	866

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (D)	$237	$236
Hertz Vehicle Financing, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (D)	573	569
Hertz Vehicle Financing, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (D)	254	253
Hertz Vehicle Financing, Ser 2016-4A, Cl A
2.650%, 07/15/2022 (D)	518	508
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A3
0.880%, 07/15/2017	135	135
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A4
1.460%, 10/15/2020	526	526
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	200	200
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A2
1.010%, 06/18/2018	36	36
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018	557	556
Hyundai Auto Receivables Trust, Ser 2017-A, Cl A4
2.090%, 04/17/2023	329	329
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	219	219
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	245	245
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A4
2.110%, 05/15/2023	482	483
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A2A
1.380%, 07/15/2019	361	361
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A2
1.390%, 11/15/2019 (D)	473	473
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A3
1.710%, 04/15/2021 (D)	201	200
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A4
2.030%, 02/15/2022 (D)	150	149
TCF Auto Receivables Owner Trust, Ser 2016- PT1A, Cl A
1.930%, 06/15/2022 (D)	1,114	1,112
Toyota Auto Receivables Owner Trust, Ser 2017-A, Cl A4
2.100%, 09/15/2022	665	666

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	103

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2016- B, Cl A3
1.300%, 02/15/2022	$497	$492

		33,270

Credit Cards — 1.4%
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	411	411
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/2022	2,667	2,673
BA Credit Card Trust, Ser 2014-A3, Cl A
1.202%, 01/15/2020 (C)	585	585
BA Credit Card Trust, Ser 2015-A1, Cl A
1.242%, 06/15/2020 (C)	465	466
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/2022	1,876	1,880
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7
5.750%, 07/15/2020	265	270
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	4,835	4,840
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	52	52
Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1
2.000%, 01/17/2023	2,670	2,671
Chase Issuance Trust, Ser 2012-A2, Cl A2
1.182%, 05/15/2019 (C)	570	570
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	295	295
Chase Issuance Trust, Ser 2014-A7, Cl A7
1.380%, 11/15/2019	1,015	1,015
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020	100	100
Citibank Credit Card Issuance Trust, Ser 2007- A8, Cl A8
5.650%, 09/20/2019	685	699
Citibank Credit Card Issuance Trust, Ser 2013-A4
0.959%, 07/24/2020	1,100	1,105
Citibank Credit Card Issuance Trust, Ser 2014- A4, Cl A4
1.230%, 04/24/2019	2,015	2,015
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	446	447

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	$586	$582
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	488	489
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	87	87
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	932	918
World Financial Network Credit Card Master Trust, Ser 2016-B, Cl A
1.440%, 06/15/2022	769	767
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	538	534

		23,471

Mortgage Related Securities — 0.8%
ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
0.998%, 12/25/2035 (C)	1,455	1,444
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.828%, 01/25/2034 (C)	505	465
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.753%, 12/25/2034 (C)	14	14
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
1.232%, 12/25/2035 (C)	1,594	1,563
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
1.538%, 09/25/2033 (C)	138	133
Argent Securities, Ser 2003-W5, Cl M1
1.828%, 10/25/2033 (C)	296	279
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.957%, 12/25/2034 (C)	429	411
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
1.178%, 08/25/2043 (C)	119	118
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	370	382
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—

104	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.981%, 03/20/2036 (C)	$11	$11
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
1.261%, 03/20/2036 (C)	2,000	1,927
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.977%, 11/20/2036 (C)	137	137
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
1.657%, 12/25/2034 (C)	832	799
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.498%, 10/25/2033 (C) (D)	147	139
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
1.268%, 07/25/2035 (C)	1,311	1,294
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (C) (D)	2,292	2,359
Nomura Home Equity Loan Home Equity Loan Trust, Ser 2006-HE1, Cl A4
1.068%, 02/25/2036 (C)	29	29
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
2.632%, 03/25/2035 (C)	209	208
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
1.218%, 11/25/2035 (C)	1,200	1,178
RAMP Trust, Ser 2005-EFC4, Cl M3
1.462%, 09/25/2035 (C)	790	769
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	14	14

		13,673

Non-Agency Mortgage-Backed Obligations — 0.1%
Chicago Skyscraper Trust, Ser 2017-SKY, Cl C
2.163%, 04/15/2030 (C) (D)	320	321
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A5
3.723%, 01/15/2027	190	196
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A5
3.694%, 01/15/2027	309	319
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 10/15/2026	100	103
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	225	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Securities, Ser 2003-37A, Cl 2A
2.916%, 12/25/2033 (C)	$35	$35

		1,202

Other Asset-Backed Securities — 6.3%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.578%, 12/27/2022 (C) (D)	28	28
Airspeed, Ser 2007-1A, Cl G2
1.192%, 06/15/2032 (C) (D)	361	294
Ballyrock CLO, Ser 2017-1A, Cl A1R
%, 10/20/2026 (C) (D)	150	150
Ballyrock CLO, Ser 2014-1A, Cl A1
2.361%, 10/20/2026 (C) (D)	150	150
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.125%, 02/25/2035 (C)	850	863
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.882%, 10/27/2036 (C)	400	401
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
1.412%, 02/25/2031 (C) (D)	106	102
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.780%, 10/15/2021 (C) (D)	101	68
Cent 18, Ser 2013-18A, Cl A
2.161%, 07/23/2025 (C) (D)	500	500
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.124%, 11/25/2034	82	85
CIT Education Loan Trust, Ser 2007-1, Cl A
1.087%, 03/25/2042 (C) (D)	485	455
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (D)	2	2
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
1.482%, 10/25/2034 (C)	614	578
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
1.318%, 12/25/2034 (C)	463	439
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.145%, 04/25/2047	470	461
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.910%, 07/15/2036 (C)	784	701
CWHEQ Revolving Home Equity Loan Trust, Ser 2005-D, Cl 2A
0.960%, 11/15/2035 (C)	347	312

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	105

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (D)	$236	$238
Eaton Vance CLO, Ser 2014-1A, Cl AR
2.232%, 07/15/2026 (C) (D)	575	575
Educational Funding of the South, Ser 2011-1, Cl A2
1.688%, 04/25/2035 (C)	286	285
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
1.717%, 10/25/2035 (C)	1,624	1,618
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.778%, 08/25/2034 (C)	792	749
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	308	290
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.088%, 01/25/2036 (C)	2,183	2,142
Higher Education Funding, Ser 2014-1, Cl A
1.980%, 05/25/2034 (C) (D)	455	453
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	267	267
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (D)	251	256
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	357	336
JGWPT XXXIII, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (D)	177	168
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	132	135
Magnetite XII, Ser 2016-12A, Cl AR
2.256%, 04/15/2027 (C) (D)	600	600
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	697	739
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
2.370%, 10/15/2031 (C) (D)	684	693
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.470%, 09/16/2024 (C) (D)	380	381
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.970%, 12/15/2028 (C) (D)	278	282
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (D)	239	231
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (D)	1,032	1,073
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.288%, 06/25/2031 (C)	1,580	1,541

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-2, Cl A
1.418%, 03/25/2083 (C)	$798	$786
Navient Student Loan Trust, Ser 2014-3, Cl A
1.398%, 03/25/2083 (C)	805	793
Navient Student Loan Trust, Ser 2014-4, Cl A
1.398%, 03/25/2083 (C)	457	450
Navient Student Loan Trust, Ser 2016-1A, Cl A
1.682%, 02/25/2070 (C) (D)	891	876
Navient Student Loan Trust, Ser 2016-2, Cl A3
2.278%, 06/25/2065 (C) (D)	1,270	1,304
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.028%, 06/25/2065 (C) (D)	382	387
Navient Student Loan Trust, Ser 2016-7A, Cl A
1.928%, 03/25/2066 (C) (D)	738	748
Navient Student Loan Trust, Ser 2017-1A, Cl A2
1.728%, 07/25/2017 (C) (D)	700	702
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.228%, 07/25/2066 (C) (D)	2,557	2,557
Navient Student Loan Trust, Ser 2017-2A, Cl A
1.962%, 12/27/2066 (C) (D)	1,797	1,797
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.062%, 10/27/2036 (C)	384	376
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.042%, 01/25/2037 (C)	315	311
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.992%, 10/25/2033 (C)	719	703
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.096%, 03/23/2037 (C)	373	364
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.116%, 12/24/2035 (C)	1,475	1,449
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.176%, 03/22/2032 (C)	272	253
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.002%, 04/25/2031 (C)	1,476	1,469
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
1.347%, 03/25/2026 (C) (D)	112	109
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.575%, 11/25/2024 (C)	586	599
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.578%, 04/25/2046 (C) (D)	94	94
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
1.832%, 02/25/2043 (C) (D)	565	569
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.628%, 07/27/2037 (C) (D)	950	903
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.728%, 11/25/2043 (C) (D)	500	489
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.378%, 09/25/2042 (C) (D)	814	807
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
1.782%, 09/25/2065 (C) (D)	1,052	1,058

106	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.682%, 07/25/2025 (C)	$306	$306
Ownit Mortgage Loan Trust, Ser 2005-3, Cl A3
1.982%, 06/25/2036 (C)	840	835
People’s Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
1.867%, 06/25/2034 (C)	650	601
RAMP Trust, Ser 2005-EFC5, Cl M1
1.178%, 10/25/2035 (C)	184	184
RAMP Trust, Ser 2006-RZ1, Cl A3
1.078%, 03/25/2036 (C)	32	32
RAMP Trust, Ser 2006-RZ1, Cl M1
1.178%, 03/25/2036 (C)	1,700	1,679
RSB BondCo LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	140	140
Scholar Funding Trust, Ser 2011-A, Cl A
1.939%, 10/28/2043 (C) (D)	227	225
SLC Student Loan Trust, Ser 2005-3, Cl A4
1.113%, 12/15/2039 (C)	1,240	1,144
SLC Student Loan Trust, Ser 2007-1, Cl A4
0.966%, 05/15/2029 (C)	960	947
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (D)	543	546
SLM Private Education Loan Trust, Ser 2013-1, Cl B
2.578%, 11/25/2043 (C)	180	178
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
1.370%, 08/15/2022 (C) (D)	22	22
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.820%, 05/17/2027 (C) (D)	314	316
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (D)	617	614
SLM Private Education Loan Trust, Ser 2013-B, Cl A2B
1.870%, 06/17/2030 (C) (D)	118	119
SLM Private Education Loan Trust, Ser 2014-A, Cl A2B
1.920%, 01/15/2026 (C) (D)	199	201
SLM Student Loan Trust, Ser 2003-1, Cl A5C
1.713%, 12/15/2032 (C) (D)	546	533
SLM Student Loan Trust, Ser 2003-10A, Cl A3
4.050%, 12/15/2027 (C) (D)	1,533	1,530
SLM Student Loan Trust, Ser 2003-11, Cl A6
1.881%, 12/15/2025 (C) (D)	350	350
SLM Student Loan Trust, Ser 2004-10, Cl A7A
1.788%, 10/25/2029 (C) (D)	1,196	1,185
SLM Student Loan Trust, Ser 2004-8, Cl B
1.342%, 01/25/2040 (C)	103	93

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.002%, 01/25/2027 (C)	$1,077	$1,067
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.082%, 07/27/2026 (C)	68	68
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.052%, 01/25/2041 (C)	540	513
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.982%, 01/25/2021 (C)	1,031	1,002
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.198%, 01/25/2041 (C)	540	501
SLM Student Loan Trust, Ser 2007-2, Cl A3
0.922%, 01/25/2019 (C)	320	319
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.942%, 07/25/2022 (C)	618	596
SLM Student Loan Trust, Ser 2007-2, Cl B
1.052%, 07/25/2025 (C)	344	286
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.922%, 04/25/2019 (C)	1,095	1,086
SLM Student Loan Trust, Ser 2007-6, Cl A4
1.418%, 10/25/2024 (C)	1,339	1,334
SLM Student Loan Trust, Ser 2007-6, Cl B
1.732%, 04/27/2043 (C)	121	111
SLM Student Loan Trust, Ser 2007-7, Cl B
1.632%, 10/25/2028 (C)	250	227
SLM Student Loan Trust, Ser 2008-2, Cl B
2.082%, 01/25/2083 (C)	160	142
SLM Student Loan Trust, Ser 2008-3, Cl B
2.082%, 04/26/2083 (C)	160	144
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.532%, 07/25/2022 (C)	1,176	1,198
SLM Student Loan Trust, Ser 2008-4, Cl B
2.732%, 04/25/2029 (C)	160	155
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.582%, 07/25/2023 (C)	789	806
SLM Student Loan Trust, Ser 2008-5, Cl B
2.732%, 07/25/2029 (C)	160	156
SLM Student Loan Trust, Ser 2008-6, Cl B
2.732%, 07/26/2083 (C)	160	156
SLM Student Loan Trust, Ser 2008-7, Cl B
2.732%, 07/26/2083 (C)	160	156
SLM Student Loan Trust, Ser 2008-8, Cl B
3.132%, 10/25/2029 (C)	160	156
SLM Student Loan Trust, Ser 2008-9, Cl A
2.538%, 04/25/2023 (C)	657	670
SLM Student Loan Trust, Ser 2008-9, Cl B
3.132%, 10/25/2083 (C)	160	162
SLM Student Loan Trust, Ser 2009-3, Cl A
1.732%, 01/25/2045 (C) (D)	857	838
SLM Student Loan Trust, Ser 2010-1, Cl A
1.178%, 03/25/2025 (C)	197	194
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.728%, 09/25/2028 (C)	2,501	2,498

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	107

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2012-2, Cl A
1.478%, 01/25/2029 (C)	$768	$762
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.528%, 05/26/2026 (C)	211	209
SLM Student Loan Trust, Ser 2012-6, Cl B
1.778%, 04/27/2043 (C)	249	228
SLM Student Loan Trust, Ser 2013-4, Cl A
1.328%, 06/25/2027 (C)	257	251
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.428%, 06/25/2055 (C)	1,284	1,278
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (D)	145	144
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (D)	305	309
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (D)	311	304
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.368%, 03/25/2055 (C)	2,309	2,295
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (D)	421	424
SLM Student Loan Trust, Ser 8, Cl A4
1.432%, 01/25/2028 (C)	2,210	2,216
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (D)	593	592
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.770%, 06/15/2027 (C) (D)	634	629
SMB Private Education Loan Trust, Ser 2015-B, Cl A1
1.470%, 02/15/2023 (C) (D)	74	74
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (D)	450	456
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
2.112%, 07/15/2027 (C) (D)	2,634	2,659
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (D)	585	590
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
2.170%, 07/15/2027 (C) (D)	438	447
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (D)	1,072	1,072
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.410%, 05/15/2031 (C) (D)	1,927	1,973
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	1,356	1,339

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
2.360%, 02/17/2032 (C) (D)	$1,740	$1,783
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (D)	1,298	1,269
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.950%, 09/15/2034 (C) (D)	2,176	2,205
SMB Private Education Loan Trust, Ser 2017-A, Cl A1
1.230%, 06/17/2024 (C) (D)	1,294	1,294
SMB Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 09/15/2034 (D)	1,131	1,128
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
1.680%, 09/15/2034 (C) (D)	1,508	1,500
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (D)	925	932
SoFi Professional Loan Program, Ser 2016-D, Cl A1
1.728%, 01/25/2039 (C) (D)	214	216
SoFi Professional Loan Program, Ser 2016-D, Cl A2A
1.530%, 04/25/2033 (D)	305	304
SoFi Professional Loan Program, Ser 2016-E, Cl A1
1.628%, 07/25/2039 (C) (D)	977	979
SoFi Professional Loan Program, Ser 2016-E, Cl A2A
1.630%, 01/25/2036 (D)	381	380
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.477%, 03/26/2040 (C) (D)	501	501
Sofi Professional Loan Program, Ser 2017-B, Cl A1FX
1.830%, 05/25/2040 (D)	694	694
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (D)	882	882
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
1.328%, 09/25/2034 (C)	495	459
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
1.687%, 07/25/2035 (C)	2,036	2,001
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.378%, 05/25/2035 (C)	334	333

108	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF4, Cl M2
1.412%, 11/25/2035 (C)		$1,165	$1,149
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (C) (D)		1,596	1,595
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/2035		64	63
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (D)		1,127	1,120
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (D)		376	375
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (D)		1,670	1,676
VOLT XL LLC, Ser 2015-NP14, Cl A1
4.375%, 11/27/2045 (D)		147	149
Voya CLO, Ser 2013-3A, Cl A1R
%, 01/18/2026 (C) (D)		500	500
Voya CLO, Ser 2014-1A, Cl A1R
2.015%, 04/18/2026 (C) (D)		610	610
Voya CLO, Ser 2014-2A, Cl A1
2.330%, 07/17/2026 (C) (D)		500	500

			107,763

Total Asset-Backed Securities (Cost $178,124) ($ Thousands)			179,379

SOVEREIGN DEBT — 2.7%
Colombia Government International Bond
5.625%, 02/26/2044		1,450	1,577
FMS Wertmanagement AoeR
1.000%, 11/21/2017		200	200
Indonesia Government International Bond MTN
4.350%, 01/08/2027 (D)		435	450
3.750%, 04/25/2022 (D)		740	755
3.700%, 01/08/2022 (D)		685	699
Israel Government International Bond
4.500%, 01/30/2043		565	581
Japan Bank for International Cooperation
2.000%, 11/04/2021		336	328
1.875%, 04/20/2021		714	699
1.750%, 05/28/2020		712	700
1.500%, 07/21/2021		1,730	1,660
Japan Treasury Discount Bills (A) (G)
-0.003%, 05/01/2017	JPY	300,000	2,693
-0.003%, 06/19/2017		520,000	4,668
-0.003%, 06/26/2017		640,000	5,747
-0.004%, 05/22/2017		1,060,000	9,514
Kuwait International Government Bond
3.500%, 03/20/2027 (D)		$925	935
2.750%, 03/20/2022 (D)		340	341

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Mexico Government International Bond MTN
6.050%, 01/11/2040	$100	$114
5.750%, 10/12/2110	735	731
5.550%, 01/21/2045	2,552	2,756
4.750%, 03/08/2044	340	331
4.350%, 01/15/2047	490	451
4.150%, 03/28/2027	225	229
4.000%, 10/02/2023	988	1,017
3.600%, 01/30/2025	520	519
Peruvian Government International Bond
6.550%, 03/14/2037	50	64
5.625%, 11/18/2050	574	684
Poland Government International Bond
5.000%, 03/23/2022	100	110
4.000%, 01/22/2024	1,757	1,844
Province of Ontario Canada
1.625%, 01/18/2019	905	905
Province of Quebec Canada
2.625%, 02/13/2023	620	625
Qatar Government International Bond
2.375%, 06/02/2021 (D)	815	806
Slovenia Government International Bond
5.850%, 05/10/2023 (D)	837	961
5.500%, 10/26/2022 (D)	600	674
5.250%, 02/18/2024 (D)	1,315	1,476
South Africa Government International Bond
4.300%, 10/12/2028	700	657

Total Sovereign Debt (Cost $45,781) ($ Thousands)		46,501

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
FHLB
1.375%, 11/15/2019	1,370	1,367
0.875%, 05/24/2017	10	10
FICO STRIPS, PO (A)
0.000%, 05/11/2018	460	453
FNMA (A)
0.605%, 10/09/2019	7,640	7,292

Total U.S. Government Agency Obligations (Cost $9,076) ($ Thousands)		9,122

MUNICIPAL BONDS — 0.4%

California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	410	612
6.650%, 03/01/2022	250	294

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	109

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO
6.200%, 03/01/2019	$300	$327
California State, Health Facilities Financing Authority, RB Callable 10/01/2026 @ 100
4.000%, 10/01/2047	700	703
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	575	835

		2,771

Massachusetts — 0.1%
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,110	1,241

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	505	708

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	785	820
New York City, Transitional Finance Authority, Future Tax Secured, RB
5.508%, 08/01/2037	275	333
New York State, Dormitory Authority, RB
5.500%, 03/15/2030	400	469

		1,622

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	226	222

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049 (B)	531	741

Total Municipal Bonds (Cost $7,012) ($ Thousands)		7,305

	Shares

AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, L.P.
0.870%**† (H)	25,806,826	25,800

Total Affiliated Partnership (Cost $25,807) ($ Thousands)		25,800

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	88,412,427	$88,412

Total Cash Equivalent (Cost $88,412) ($ Thousands)		88,412

Total Investments — 111.5% (Cost $1,912,843) ($ Thousands)		$1,913,685

	Contracts

PURCHASED OPTIONS* — 0.0%
June 2017, U.S. 10 Year Future Option Call, Expires 05/20/2017, Strike Price $124.50	18	17
June 2017, U.S. 10 Year Future Option Put, Expires 05/20/2017, Strike Price $121.00	5	—
May 2017, U.S. 10 Year Future Option Call, Expires 04/22/2017, Strike Price $123.50	12	14
May 2017, U.S. 10 Year Future Option Call, Expires 04/22/2017, Strike Price $124.75	24	8
May 2017, U.S. 10 Year Future Option Call, Expires 04/22/2017, Strike Price $124.00	35	28
May 2017, U.S. 10 Year Future Option Call, Expires 04/22/2017, Strike Price $125.50	29	5
May 2017, U.S. 10 Year Future Option Call, Expires 04/22/2017, Strike Price $125.00	42	13
May 2017, U.S. 10 Year Future Option Put, Expires 04/22/2017, Strike Price $123.50	11	2
May 2017, U.S. 5 Year Future Option Call, Expires 04/22/2017, Strike Price $118.00	80	14
May 2017, U.S. Bond Future Option Call, Expires 04/22/2017, Strike Price $148.00	12	37
May 2017, U.S. Bond Future Option Call, Expires 04/22/2017, Strike Price $153.00	6	2
May 2017, U.S. Bond Future Option Call, Expires 04/22/2017, Strike Price $152.00	23	16
May 2017, U.S. Bond Future Option Call, Expires 04/22/2017, Strike Price $151.00	24	26
May 2017, U.S. Bond Future Option Call, Expires 04/22/2017, Strike Price $149.00	36	83

110	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS (continued)
May 2017, U.S. Bond Future Option Put, Expires 04/22/2017, Strike Price $149.00	12	$6

Total Purchased Options (Cost $211) ($ Thousands)		$271

WRITTEN OPTIONS* — 0.0%
April 2017, U.S. Long Bond W2 Option Call, Expires 04/22/2017 Strike Price $153.00	(6)	(1)
April 2017, U.S. Long Bond W2 Option Put, Expires 04/22/2017 Strike Price $149.00	(6)	(2)
June 2017, U.S. 10 Year Future Option Call, Expires 05/20/2017 Strike Price $127.00	(54)	(12)
June 2017, U.S. 10 Year Future Option Call, Expires 05/20/2017 Strike Price $127.50	(145)	(23)
June 2017, U.S. 10 Year Future Option Call, Expires 05/20/2017 Strike Price $128.00	(18)	(2)
June 2017, U.S. 10 Year Future Option Call, Expires 05/20/2017 Strike Price $125.00	(35)	(25)
June 2017, U.S. 10 Year Future Option Call, Expires 05/20/2017 Strike Price $126.00	(12)	(5)
June 2017, U.S. 10 Year Future Option Call, Expires 05/20/2017 Strike Price $126.50	(26)	(8)
June 2017, U.S. 10 Year Future Option Put, Expires 05/20/2017 Strike Price $119.50	(71)	(2)
June 2017, U.S. 5 Year Future Option Call, Expires 05/20/2017 Strike Price $118.25	(51)	(17)
June 2017, U.S. 5 Year Future Option Call, Expires 05/20/2017 Strike Price $118.00	(12)	(5)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $155.00	(16)	(12)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $158.00	(12)	(4)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $160.00	(24)	(4)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $152.00	(12)	(19)

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS (continued)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $153.00	(51)	$(64)
June 2017, U.S. Bond Future Option Call, Expires 05/20/2017 Strike Price $154.00	(12)	(12)
May 2017, U.S. 10 Year Future Option Call, Expires 04/22/2017 Strike Price $124.50	(24)	(12)
May 2017, U.S. 5 Year Future Option Call, Expires 04/22/2017 Strike Price $118.75	(12)	—
May 2017, U.S. 5 Year Future Option Call, Expires 04/22/2017 Strike Price $119.25	(70)	(1)
May 2017, U.S. 5 Year Future Option Call, Expires 04/22/2017 Strike Price $117.50	(31)	(13)
May 2017, U.S. 5 Year Future Option Call, Expires 04/22/2017 Strike Price $117.75	(23)	(7)
May 2017, U.S. 5 Year Future Option Put, Expires 04/22/2017 Strike Price $116.00	(70)	(1)
May 2017, U.S. 5 Year Future Option Put, Expires 04/22/2017 Strike Price $115.75	(12)	—
May 2017, U.S. Bond Future Option Call, Expires 04/22/2017 Strike Price $150.00	(12)	(20)

Total Written Options (Premiums Received $290) ($ Thousands)		$(271)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	111

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Fixed Income Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	120	Dec-2018	$30
90-Day Euro$	(120)	Dec-2019	(32)
U.S. 10-Year Treasury Note	209	Jun-2007	70
U.S. 2-Year Treasury Note	108	Jul-2007	17
U.S. 5-Year Treasury Note	622	Jun-2007	162
U.S. Long Treasury Bond	(235)	Jun-2017	(114)
U.S. Ultra Long Treasury Bond	(104)	Jun-2017	(34)
Ultra 10-Year U.S. Treasury Note	(120)	Jun-2017	(53)

			$46

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
06/26/17	JPY	640,000	USD	5,822	$57
05/01/17-06/19/17	JPY	1,880,000	USD	16,521	(392)

					$(335)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(14,216)	$13,896	$(321)
Citigroup	(8,461)	8,447	(14)

			$(335)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2017 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Merrill Lynch	1.27%	3-Month USD - LIBOR	05/15/23	$33,024	$1,364

Percentages are based on Net Assets of $1,715,910 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 6).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $25,141 ($ Thousands).

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.

(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $173,102 ($ Thousands), representing 10.1% of the Net Assets of the Fund.

(E)	Securities considered illiquid. The total value of such securities as of March 31, 2017 was $553 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2017. The coupon on a step bond changes on a specified date.

(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $25,800 ($ Thousands).

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principle Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

112	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$598,622	$—	$598,622
Mortgage-Backed Securities	—	492,196	—	492,196
Corporate Obligations	—	466,348	—	466,348
Asset-Backed Securities	—	179,379	—	179,379
Sovereign Debt	—	46,501	—	46,501
U.S. Government Agency Obligations	—	9,122	—	9,122
Municipal Bonds	—	7,305	—	7,305
Affiliated Partnership	—	25,800	—	25,800
Cash Equivalent	88,412	—	—	88,412

Total Investments in Securities	$88,412	$1,825,273	$—	$1,913,685

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$271	$—	$—	$271
Written Options	(271)	—	—	(271)
Futures Contracts*
Unrealized Appreciation	279	—	—	279
Unrealized Depreciation	(233)	—	—	(233)
Forwards Contracts*
Unrealized Appreciation	—	57	—	57
Unrealized Depreciation	—	(392)	—	(392)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,364	—	1,364

Total Other Financial Instruments	$46	$1,029	$—	$1,075

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	113

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 74.0%

Consumer Discretionary — 17.6%
Adelphia Communications (Escrow Security) (A)
10.250%, 06/15/2011	$150	$1
0.000%, 02/15/2004	25	—
0.000%, 01/15/2009	225	—
Adient Global Holdings
4.875%, 08/15/2026 (B)	430	422
Altice
7.750%, 05/15/2022 (B)	4,407	4,677
7.625%, 02/15/2025 (B)	850	898
Altice Financing
7.500%, 05/15/2026 (B)	4,922	5,230
6.625%, 02/15/2023 (B)	345	359
6.500%, 01/15/2022 (B)	700	733
Altice Finco
8.125%, 01/15/2024 (B)	610	653
Altice Finco MTN
7.625%, 02/15/2025 (B)	205	211
Altice US Finance
5.375%, 07/15/2023 (B)	1,946	2,007
AMC Entertainment Holdings
5.875%, 11/15/2026 (B)	110	111
5.750%, 06/15/2025	2,625	2,691
AMC Networks
5.000%, 04/01/2024	1,573	1,573
4.750%, 12/15/2022	2,210	2,221
American Axle & Manufacturing
6.625%, 10/15/2022	440	453
6.500%, 04/01/2027 (B)	260	259
6.250%, 04/01/2025 (B)	280	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Apex Tool Group
7.000%, 02/01/2021 (B)	$1,820	$1,647
Aramark Services
4.750%, 06/01/2026	700	704
Ashtead Capital
6.500%, 07/15/2022 (B)	790	822
Aventine (Escrow Security)
0.000%, 10/15/2049 (A) (C) (D)	2,750	—
Belo
7.750%, 06/01/2027	1,675	1,813
Block Communications
6.875%, 02/15/2025 (B)	1,422	1,507
Bon-Ton Department Stores
8.000%, 06/15/2021	8,875	3,550
Boyd Gaming
6.875%, 05/15/2023	970	1,045
6.375%, 04/01/2026	2,173	2,325
Brookfield Residential Properties
6.375%, 05/15/2025 (B)	458	471
Burger King Worldwide
6.000%, 04/01/2022 (B)	1,080	1,121
Caesars Entertainment Operating (A)
9.000%, 02/15/2020	3,654	4,248
8.500%, 02/15/2020	1,239	1,434
CBS Radio
7.250%, 11/01/2024 (B)	170	178
CCM Merger
6.000%, 03/15/2022 (B)	695	709
CCO Holdings
5.875%, 04/01/2024 (B)	1,500	1,583
5.750%, 02/15/2026 (B)	2,340	2,457
5.500%, 05/01/2026 (B)	3,670	3,799
5.375%, 05/01/2025 (B)	2,340	2,401
5.250%, 09/30/2022	250	259
5.125%, 05/01/2027 (B)	3,433	3,450
CEC Entertainment
8.000%, 02/15/2022	1,283	1,336
Cedar Fair
5.375%, 06/01/2024	1,174	1,203
Cengage Learning
9.500%, 06/15/2024 (B)	3,915	3,504
Century Communities
6.875%, 05/15/2022 (B)	3,645	3,791
Cequel Communications Holdings I
7.750%, 07/15/2025 (B)	895	990
5.125%, 12/15/2021 (B)	620	628
Charter Communications Operating
4.908%, 07/23/2025	250	264
Chester Downs & Marina
9.250%, 02/01/2020 (B)	1,650	1,687
Chinos Intermediate Holdings PIK
7.750%, 05/01/2019 (B)	552	244

114	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cinemark USA
4.875%, 06/01/2023	$500	$505
Claire’s Stores
9.000%, 03/15/2019 (B)	1,590	636
8.875%, 03/15/2019 (A)	406	65
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	3,629	3,649
6.500%, 11/15/2022	3,325	3,436
ClubCorp Club Operations
8.250%, 12/15/2023 (B)	1,670	1,816
Cooper-Standard Automotive
5.625%, 11/15/2026 (B)	285	285
CSC Holdings
10.875%, 10/15/2025 (B)	4,822	5,798
10.125%, 01/15/2023 (B)	2,750	3,190
6.750%, 11/15/2021	1,250	1,356
6.625%, 10/15/2025 (B)	420	457
5.250%, 06/01/2024	1,849	1,842
Cumulus Media Holdings
7.750%, 05/01/2019	3,970	1,370
Dana
5.500%, 12/15/2024	470	476
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (B)	145	151
5.750%, 04/15/2025 (B)	225	227
Dana Holding
6.000%, 09/15/2023	1,000	1,042
Diamond Resorts International
10.750%, 09/01/2024 (B)	550	572
DISH DBS
7.750%, 07/01/2026	200	232
5.875%, 07/15/2022	1,366	1,435
5.875%, 11/15/2024	8,549	8,979
5.000%, 03/15/2023	3,240	3,256
Dollar Tree
5.750%, 03/01/2023	1,500	1,597
ESH Hospitality
5.250%, 05/01/2025 (B)	3,535	3,564
Fiat Chrysler Automobiles
5.250%, 04/15/2023	410	422
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A) (B)	3,108	—
Gannett
5.500%, 09/15/2024 (B)	336	344
Goodyear Tire & Rubber
5.125%, 11/15/2023	425	443
5.000%, 05/31/2026	170	174
Gray Television
5.125%, 10/15/2024 (B)	2,400	2,370
Group 1 Automotive
5.250%, 12/15/2023 (B)	775	783

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Guitar Center
9.625%, 04/15/2020 (B)	$2,665	$1,832
6.500%, 04/15/2019 (B)	1,300	1,092
Hanesbrands
4.875%, 05/15/2026 (B)	155	152
4.625%, 05/15/2024 (B)	235	232
Harrah’s Operating
11.250%, 06/01/2017 (A)	521	592
Herc Rentals
7.750%, 06/01/2024 (B)	521	556
7.500%, 06/01/2022 (B)	387	411
Hilton Domestic Operating
4.250%, 09/01/2024 (B)	2,278	2,250
Hilton Grand Vacations Borrower
6.125%, 12/01/2024 (B)	115	121
Hilton Worldwide Finance
4.875%, 04/01/2027 (B)	115	116
4.625%, 04/01/2025 (B)	230	233
iHeartCommunications
10.625%, 03/15/2023	951	737
9.000%, 12/15/2019	359	307
9.000%, 03/01/2021	1,275	969
9.000%, 09/15/2022	2,173	1,633
iHeartCommunications PIK
14.000%, 02/01/2021	4,400	1,474
IHO Verwaltungs GmbH PIK
4.500%, 09/15/2023 (B)	260	257
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B) (E)	4,420	3,978
International Game Technology
6.500%, 02/15/2025 (B)	625	666
6.250%, 02/15/2022 (B)	720	768
Interval Acquisition
5.625%, 04/15/2023	620	629
Jack Ohio Finance
6.750%, 11/15/2021 (B)	1,935	2,003
Jacobs Entertainment
7.875%, 02/01/2024 (B)	830	854
JC Penney
6.375%, 10/15/2036	505	385
5.875%, 07/01/2023 (B)	1,964	1,964
KFC Holding
5.250%, 06/01/2026 (B)	795	809
5.000%, 06/01/2024 (B)	795	812
L Brands
6.950%, 03/01/2033	1,146	1,097
6.875%, 11/01/2035	945	912
6.750%, 07/01/2036	2,760	2,630
5.625%, 02/15/2022	1,000	1,049
Landry’s
6.750%, 10/15/2024 (B)	1,969	2,043

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	115

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Laureate Education
9.250%, 09/01/2019 (B)	$936	$973
Lee Enterprises
9.500%, 03/15/2022 (B)	1,300	1,364
Liberty Media LLC
8.250%, 02/01/2030	2,205	2,370
Live Nation Entertainment
4.875%, 11/01/2024 (B)	90	90
LTF Merger
8.500%, 06/15/2023 (B)	3,061	3,245
M/I Homes
6.750%, 01/15/2021	1,235	1,293
McClatchy
9.000%, 12/15/2022	1,600	1,660
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (B)	162	157
MGM Resorts International
7.750%, 03/15/2022	1,615	1,863
6.000%, 03/15/2023	3,168	3,422
4.625%, 09/01/2026	300	291
Midcontinent Communications
6.875%, 08/15/2023 (B)	1,893	2,014
Millennium (Escrow Security)
7.625%, 11/15/2026 (A)	175	—
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (B)	2,424	2,457
Monitronics International
9.125%, 04/01/2020	6,055	5,854
Neiman Marcus Group
8.000%, 10/15/2021 (B)	365	220
Neiman Marcus Group PIK
8.750%, 10/15/2021 (B)	675	380
Netflix
4.375%, 11/15/2026 (B)	967	950
Nexstar Broadcasting
6.125%, 02/15/2022 (B)	380	395
5.625%, 08/01/2024 (B)	2,603	2,642
Nine West Holdings
8.250%, 03/15/2019 (B)	4,619	1,247
Penn National Gaming
5.625%, 01/15/2027 (B)	1,580	1,568
PetSmart
7.125%, 03/15/2023 (B)	1,645	1,563
Pinnacle Entertainment
5.625%, 05/01/2024 (B)	950	962
PulteGroup
5.000%, 01/15/2027	987	987
Quebecor Media
5.750%, 01/15/2023	1,985	2,069
Quebecor Media (Escrow Security) (A)
0.000%, 11/15/2013 (F)	1,725	2
0.000%, 03/15/2016	1,915	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Radio One
9.250%, 02/15/2020 (B)	$4,821	$4,652
7.375%, 04/15/2022 (B)	3,022	3,158
Radio Systems
8.375%, 11/01/2019 (B)	910	946
Regal Entertainment Group
5.750%, 03/15/2022	340	355
5.750%, 06/15/2023	280	290
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (B)	329	336
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (B)	203	207
Sally Holdings
5.625%, 12/01/2025	1,315	1,313
Scientific Games International
10.000%, 12/01/2022	1,970	2,100
7.000%, 01/01/2022 (B)	1,979	2,113
Seminole Tribe of Florida
6.535%, 10/01/2020 (B)	310	313
Service International
7.500%, 04/01/2027	1,295	1,505
ServiceMaster
5.125%, 11/15/2024 (B)	621	637
SFR Group
7.375%, 05/01/2026 (B)	6,934	7,142
6.250%, 05/15/2024 (B)	1,991	2,004
6.000%, 05/15/2022 (B)	1,105	1,145
Silversea Cruise Finance
7.250%, 02/01/2025 (B)	2,190	2,300
Sinclair Television Group
6.125%, 10/01/2022	795	832
5.625%, 08/01/2024 (B)	840	850
5.125%, 02/15/2027 (B)	3,099	2,991
Sirius XM Radio
6.000%, 07/15/2024 (B)	748	801
5.375%, 04/15/2025 (B)	4,420	4,524
5.375%, 07/15/2026 (B)	2,475	2,528
4.625%, 05/15/2023 (B)	1,000	1,022
Six Flags Entertainment
4.875%, 07/31/2024 (B)	3,203	3,171
Taylor Morrison Communities
5.625%, 03/01/2024 (B)	1,755	1,816
TEGNA
6.375%, 10/15/2023	65	69
Tempur Sealy International
5.625%, 10/15/2023	595	598
5.500%, 06/15/2026	455	449
Tenneco
5.000%, 07/15/2026	340	333
TI Group Automotive Systems
8.750%, 07/15/2023 (B)	4,509	4,783

116	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Time
5.750%, 04/15/2022 (B)	$545	$567
Townsquare Media
6.500%, 04/01/2023 (B)	535	534
Tribune Media
5.875%, 07/15/2022	3,140	3,273
UCI International
8.625%, 02/15/2019 (A)	1,165	280
Unitymedia GmbH
6.125%, 01/15/2025 (B)	795	837
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (B)	1,100	1,125
Univision Communications
5.125%, 02/15/2025 (B)	3,715	3,655
UPCB Finance IV
5.375%, 01/15/2025 (B)	1,630	1,640
Videotron
5.375%, 06/15/2024 (B)	635	660
5.125%, 04/15/2027 (B)	240	240
Viking Cruises
6.250%, 05/15/2025 (B)	3,215	3,070
Virgin Media Finance
5.750%, 01/15/2025 (B)	397	398
Virgin Media Secured Finance
5.500%, 01/15/2025 (B)	200	204
5.500%, 08/15/2026 (B)	480	487
5.250%, 01/15/2026 (B)	2,635	2,648
Vista Outdoor
5.875%, 10/01/2023	990	963
Wave Holdco PIK
8.250%, 07/15/2019 (B)	416	418
WideOpenWest Finance
10.250%, 07/15/2019	1,216	1,266
WMG Acquisition
5.625%, 04/15/2022 (B)	58	60
4.875%, 11/01/2024 (B)	135	136
Wynn Las Vegas
5.500%, 03/01/2025 (B)	2,090	2,124
Yum! Brands
6.875%, 11/15/2037	1,915	1,973
5.350%, 11/01/2043	130	113
Ziggo Secured Finance BV
5.500%, 01/15/2027 (B)	2,760	2,760

		280,740

Consumer Staples — 2.2%
AdvancePierre Foods Holdings
5.500%, 12/15/2024 (B)	876	886
Albertsons
6.625%, 06/15/2024 (B)	1,000	1,023
5.750%, 03/15/2025 (B)	1,730	1,678

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
B&G Foods
5.250%, 04/01/2025	$1,200	$1,211
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (B)	2,092	2,029
Central Garden & Pet
6.125%, 11/15/2023	495	522
Cott Holdings
5.500%, 04/01/2025 (B)	815	830
Energizer Holdings
5.500%, 06/15/2025 (B)	775	791
Fresh Market
9.750%, 05/01/2023 (B)	2,105	1,700
High Ridge Brands
8.875%, 03/15/2025 (B)	205	209
HRG Group
7.875%, 07/15/2019	140	145
7.750%, 01/15/2022	2,062	2,175
KeHE Distributors
7.625%, 08/15/2021 (B)	1,900	1,914
New Albertsons
8.700%, 05/01/2030	285	282
8.000%, 05/01/2031	4,480	4,323
7.750%, 06/15/2026	160	156
7.450%, 08/01/2029	1,605	1,521
Post Holdings
8.000%, 07/15/2025 (B)	420	472
7.750%, 03/15/2024 (B)	585	645
5.500%, 03/01/2025 (B)	290	291
5.000%, 08/15/2026 (B)	2,070	1,982
Rite Aid
7.700%, 02/15/2027	2,550	2,856
6.125%, 04/01/2023 (B)	2,560	2,538
Spectrum Brands
5.750%, 07/15/2025	926	979
SUPERVALU
6.750%, 06/01/2021	2,945	2,930
TreeHouse Foods
6.000%, 02/15/2024 (B)	300	314

		34,402

Energy — 10.6%
Alta Mesa Holdings
7.875%, 12/15/2024 (B)	1,810	1,887
American Greetings
7.875%, 02/15/2025 (B)	80	84
Antero Midstream Partners
5.375%, 09/15/2024 (B)	280	284
Antero Resources
5.625%, 06/01/2023	60	61
5.125%, 12/01/2022	375	380
Archrock Partners
6.000%, 04/01/2021	475	471

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	117

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Atwood Oceanics
6.500%, 02/01/2020	$1,070	$964
Berry Petroleum (A)
6.750%, 11/01/2020	1,060	636
6.375%, 09/15/2022	2,218	1,353
Blue Racer Midstream
6.125%, 11/15/2022 (B)	5,365	5,432
Boardwalk Pipelines
5.950%, 06/01/2026	425	471
Calfrac Holdings
7.500%, 12/01/2020 (B)	3,293	2,955
California Resources
8.000%, 12/15/2022 (B)	3,630	2,949
Carrizo Oil & Gas
6.250%, 04/15/2023	195	196
CHC Helicopter
9.250%, 10/15/2020 (A)	139	76
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025 (B)	1,733	1,807
Chesapeake Energy
8.000%, 12/15/2022 (B)	2,482	2,600
8.000%, 01/15/2025 (B)	3,810	3,810
Cloud Peak Energy Resources LLC
12.000%, 11/01/2021	745	803
Concho Resources
5.500%, 10/01/2022	550	568
5.500%, 04/01/2023	505	523
CONSOL Energy
5.875%, 04/15/2022	3,343	3,305
Continental Resources
5.000%, 09/15/2022	1,440	1,454
4.500%, 04/15/2023	3,500	3,406
Contura Energy
10.000%, 08/01/2021 (B)	1,639	1,767
Crestwood Midstream Partners
6.250%, 04/01/2023	365	379
5.750%, 04/01/2025 (B)	3,340	3,411
CSI Compressco
7.250%, 08/15/2022	195	185
DCP Midstream Operating
5.850%, 05/21/2043 (B) (G)	646	589
Denbury Resources
9.000%, 05/15/2021 (B)	603	636
5.500%, 05/01/2022	125	98
4.625%, 07/15/2023	1,329	970
Endeavor Energy Resources
7.000%, 08/15/2021 (B)	1,211	1,266
Energy Future Holdings
0.000%, 12/31/2034	167	25
Energy Transfer Equity
7.500%, 10/15/2020	229	255
5.875%, 01/15/2024	1,601	1,701

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EnLink Midstream Partners
5.050%, 04/01/2045	$1,558	$1,467
4.400%, 04/01/2024	560	567
Ensco
8.000%, 01/31/2024	962	974
5.750%, 10/01/2044	2,430	1,835
EP Energy
9.375%, 05/01/2020	545	514
8.000%, 11/29/2024 (B)	365	383
8.000%, 02/15/2025 (B)	1,118	1,040
7.750%, 09/01/2022	210	170
Exterran Energy Solutions
8.125%, 05/01/2025 (B)	465	474
Extraction Oil & Gas Holdings
7.875%, 07/15/2021 (B)	2,235	2,358
Foresight Energy LLC
11.500%, 04/01/2023 (B)	159	149
FTS International
8.631%, 06/15/2020 (B) (G)	1,098	1,113
6.250%, 05/01/2022	4,161	3,641
Genesis Energy
6.750%, 08/01/2022	2,470	2,546
6.000%, 05/15/2023	1,733	1,742
Gibson Energy
6.750%, 07/15/2021 (B)	330	345
Gulfport Energy
6.000%, 10/15/2024 (B)	830	805
Halcon Resources
6.750%, 02/15/2025 (B)	2,890	2,838
IronGate Energy Services
11.000%, 07/01/2018 (A) (B)	400	146
Jones Energy Holdings
9.250%, 03/15/2023	2,106	2,095
Jupiter Resources
8.500%, 10/01/2022 (B)	3,510	2,869
Laredo Petroleum
7.375%, 05/01/2022	1,135	1,178
Linn Energy
6.250%, 11/01/2019 (A)	4,035	1,982
McDermott International
8.000%, 05/01/2021 (B)	1,895	1,933
MEG Energy
7.000%, 03/31/2024 (B)	2,430	2,175
6.500%, 01/15/2025 (B)	2,650	2,650
6.375%, 01/30/2023 (B)	1,330	1,189
Memorial Production Partners
6.875%, 08/01/2022 (A)	4,630	1,667
Midstates Petroleum
10.750%, 10/15/2020	2,540	—
10.000%, 06/01/2020	720	—
9.250%, 06/01/2021	360	—

118	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Milagro Oil & Gas
10.500%, 05/15/2016 (A)	$1,700	$599
Murphy Oil
6.875%, 08/15/2024	420	445
Murray Energy
11.250%, 04/15/2021 (B)	1,198	925
Nabors Industries
5.500%, 01/15/2023 (B)	125	128
Newfield Exploration
5.750%, 01/30/2022	680	722
5.625%, 07/01/2024	905	953
5.375%, 01/01/2026	830	867
NGL Energy Partners
7.500%, 11/01/2023 (B)	2,285	2,359
6.125%, 03/01/2025 (B)	808	784
Noble Holding International
7.750%, 01/15/2024	6,059	5,817
5.750%, 03/16/2018	1,210	1,228
Northern Oil & Gas
8.000%, 06/01/2020	1,255	1,079
Oasis Petroleum
6.875%, 03/15/2022	525	538
6.875%, 01/15/2023	765	778
6.500%, 11/01/2021	285	286
Parker Drilling
6.750%, 07/15/2022	3,814	3,385
Parsley Energy
5.375%, 01/15/2025 (B)	1,734	1,755
5.250%, 08/15/2025 (B)	680	687
PBF Holding
7.000%, 11/15/2023	805	807
PDC Energy
7.750%, 10/15/2022	500	526
6.125%, 09/15/2024 (B)	246	252
Peabody Energy
6.250%, 11/15/2021 (A)	420	105
Peabody Securities Finance
6.375%, 03/31/2025 (B)	971	966
6.000%, 03/31/2022 (B)	901	896
Permian Resources
8.000%, 06/15/2020 (B)	1,411	1,390
Precision Drilling
7.750%, 12/15/2023 (B)	473	498
Pride International
7.875%, 08/15/2040	245	227
Range Resources
5.000%, 08/15/2022 (B)	65	64
5.000%, 03/15/2023 (B)	270	266
4.875%, 05/15/2025	235	225
Regency Energy Partners
5.500%, 04/15/2023	510	530

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rose Rock Midstream
5.625%, 07/15/2022	$3,085	$3,048
Rowan
7.375%, 06/15/2025	2,161	2,172
5.850%, 01/15/2044	2,404	1,851
RSP Permian
6.625%, 10/01/2022	250	263
5.250%, 01/15/2025 (B)	140	141
Sabine Pass Liquefaction
5.875%, 06/30/2026 (B)	140	154
5.750%, 05/15/2024	2,225	2,425
5.625%, 04/15/2023	845	917
5.000%, 03/15/2027 (B)	350	366
Sanchez Energy
6.125%, 01/15/2023	445	413
SESI LLC
7.125%, 12/15/2021	850	861
Seventy Seven Energy (A)
6.500%, 07/15/2022	305	—
Seventy Seven Operating (A)
6.625%, 11/15/2019	1,869	—
SM Energy
6.500%, 11/15/2021	250	256
6.500%, 01/01/2023	180	183
6.125%, 11/15/2022	465	469
5.625%, 06/01/2025	295	282
Southwestern Energy
4.950%, 01/23/2025	2,410	2,374
4.100%, 03/15/2022	355	332
Summit Midstream Holdings
5.750%, 04/15/2025	2,940	2,925
5.500%, 08/15/2022	1,548	1,548
Targa Resources Partners
6.750%, 03/15/2024	2,425	2,631
5.125%, 02/01/2025 (B)	160	165
4.250%, 11/15/2023	65	63
Tesoro Logistics
6.375%, 05/01/2024	250	271
6.250%, 10/15/2022	255	269
6.125%, 10/15/2021	285	298
5.875%, 10/01/2020	500	514
5.250%, 01/15/2025	205	214
Transocean
9.100%, 12/15/2041	775	740
9.000%, 07/15/2023 (B)	1,990	2,125
7.500%, 04/15/2031	1,619	1,457
5.550%, 10/15/2022	3,605	3,391
Tullow Oil
6.250%, 04/15/2022 (B)	904	845
6.000%, 11/01/2020 (B)	471	456
Unit
6.625%, 05/15/2021	2,130	2,098

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	119

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Weatherford International
9.875%, 02/15/2024 (B)	$95	$110
8.250%, 06/15/2023	2,266	2,464
6.750%, 09/15/2040	905	860
5.950%, 04/15/2042	1,495	1,301
Western Refining Logistics
7.500%, 02/15/2023	1,135	1,220
Whiting Petroleum
6.250%, 04/01/2023	2,980	2,965
5.750%, 03/15/2021	1,034	1,024
WildHorse Resource Development
6.875%, 02/01/2025 (B)	1,405	1,342
Williams
4.550%, 06/24/2024	802	808
Williams, Ser A
7.500%, 01/15/2031	176	205
WPX Energy
8.250%, 08/01/2023	800	890
6.000%, 01/15/2022	85	87

		168,482

Financials — 5.1%
Ally Financial
5.750%, 11/20/2025	2,620	2,682
5.125%, 09/30/2024	1,705	1,754
4.625%, 05/19/2022	805	821
4.625%, 03/30/2025	1,080	1,075
4.250%, 04/15/2021	515	525
4.125%, 03/30/2020	595	607
Bank of America (G)
8.000%, 12/29/2049	1,670	1,720
6.500%, 12/31/2049	1,380	1,506
5.125%, 12/31/2049	1,917	1,924
BCD Acquisition
9.625%, 09/15/2023 (B)	1,890	2,041
Care Capital Properties
5.125%, 08/15/2026	2,976	2,944
Citigroup (G)
5.950%, 12/29/2049	1,250	1,305
5.950%, 12/31/2049	50	52
5.875%, 12/29/2049	250	258
5.800%, 11/29/2049	200	206
City National Bank
9.000%, 08/12/2019	3,384	3,855
CNG Holdings
9.375%, 05/15/2020 (B)	1,425	1,300
Credit Acceptance
7.375%, 03/15/2023	2,390	2,402
6.125%, 02/15/2021	1,565	1,561
Credit Suisse Group
7.500%, 12/11/2048 (B) (G)	765	829

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FBM Finance
8.250%, 08/15/2021 (B)	$707	$749
HUB International
9.250%, 02/15/2021 (B)	350	361
7.875%, 10/01/2021 (B)	3,010	3,138
Infinity Acquisition
7.250%, 08/01/2022 (B)	585	535
Jefferies Finance
6.875%, 04/15/2022 (B)	2,645	2,526
JPMorgan Chase (G)
7.900%, 04/29/2049	1,967	2,038
6.750%, 08/29/2049	1,485	1,637
6.000%, 12/29/2049	1,865	1,945
Lloyds Banking Group
7.500%, 12/01/2099 (G)	1,965	2,078
LPL Holdings
5.750%, 09/15/2025 (B)	3,287	3,320
Mattamy Group
6.500%, 11/15/2020 (B)	1,105	1,135
MGIC Investment
5.750%, 08/15/2023	1,320	1,393
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	2,760	2,912
4.500%, 09/01/2026	2,025	1,964
MSCI
5.750%, 08/15/2025 (B)	566	601
5.250%, 11/15/2024 (B)	970	1,021
4.750%, 08/01/2026 (B)	955	965
National Life Insurance
10.500%, 09/15/2039 (B)	990	1,514
Nationstar Mortgage
6.500%, 07/01/2021	1,525	1,544
Navient
7.250%, 09/25/2023	1,176	1,182
6.625%, 07/26/2021	4,555	4,714
6.500%, 06/15/2022	420	424
NSG Holdings
7.750%, 12/15/2025 (B)	1,717	1,846
Popular
7.000%, 07/01/2019	1,288	1,344
Royal Bank of Scotland Group PLC
8.000%, 12/29/2049 (G)	1,340	1,333
5.125%, 05/28/2024	780	789
Springleaf Finance
7.750%, 10/01/2021	2,710	2,886
Starwood Property Trust
5.000%, 12/15/2021 (B)	1,275	1,323
USI
7.750%, 01/15/2021 (B)	1,240	1,262
Walter Investment Management
4.500%, 11/01/2019	521	172

120	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo
7.980%, 03/15/2018 (G)	$950	$993
York Risk Services Holding
8.500%, 10/01/2022 (B)	2,250	2,104

		81,115

Health Care — 9.3%
21st Century Oncology Holdings
11.000%, 05/01/2023 (A) (B)	605	394
Acadia Healthcare
5.125%, 07/01/2022	1,600	1,616
Air Medical Group Holdings
6.375%, 05/15/2023 (B)	695	672
Alere
6.500%, 06/15/2020	215	217
6.375%, 07/01/2023 (B)	1,819	1,848
Aurora Diagnostics Holdings
10.750%, 01/15/2018	4,835	4,255
BioScrip
8.875%, 02/15/2021	3,211	2,760
Centene
6.125%, 02/15/2024	660	708
4.750%, 01/15/2025	3,685	3,706
CHS
8.000%, 11/15/2019	1,474	1,447
6.875%, 02/01/2022	1,455	1,251
6.250%, 03/31/2023	3,208	3,264
Concordia International
9.500%, 10/21/2022 (B)	737	162
9.000%, 04/01/2022 (B)	227	164
DaVita HealthCare Partners
5.125%, 07/15/2024	2,465	2,490
5.000%, 05/01/2025	3,325	3,333
DJO Finco
8.125%, 06/15/2021 (B)	4,321	3,770
Endo
6.000%, 07/15/2023 (B)	2,618	2,291
Envision Healthcare
6.250%, 12/01/2024 (B)	1,800	1,890
5.625%, 07/15/2022	2,075	2,127
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	800	812
Gates Global
6.000%, 07/15/2022 (B)	720	733
Grifols Worldwide Operations
5.250%, 04/01/2022	2,570	2,668
HCA
7.500%, 02/15/2022	1,920	2,196
5.875%, 05/01/2023	2,765	2,986
5.875%, 02/15/2026	3,115	3,286
5.375%, 02/01/2025	5,551	5,787
5.250%, 04/15/2025	5,287	5,618

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 06/15/2026	$1,815	$1,910
4.500%, 02/15/2027	350	350
HealthSouth
5.750%, 11/01/2024	1,900	1,914
5.750%, 09/15/2025	877	876
Hill-Rom Holdings
5.750%, 09/01/2023 (B)	2,360	2,445
5.000%, 02/15/2025 (B)	185	185
IASIS Healthcare
8.375%, 05/15/2019	2,967	2,841
inVentiv Group Holdings
7.500%, 10/01/2024 (B)	838	862
Kindred Healthcare
8.750%, 01/15/2023	910	912
6.375%, 04/15/2022	3,975	3,707
Kinetic Concepts
7.875%, 02/15/2021 (B)	785	832
Mallinckrodt International Finance
5.625%, 10/15/2023 (B)	315	300
5.500%, 04/15/2025 (B)	2,102	1,934
4.750%, 04/15/2023	3,191	2,704
Molina Healthcare
5.375%, 11/15/2022	2,389	2,477
MPH Acquisition Holdings
7.125%, 06/01/2024 (B)	1,028	1,105
Opal Acquisition
8.875%, 12/15/2021 (B)	1,996	1,737
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (B)	4,010	3,729
Quintiles IMS
5.000%, 10/15/2026 (B)	2,285	2,294
4.875%, 05/15/2023 (B)	1,980	2,007
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (B)	2,156	2,301
Select Medical
6.375%, 06/01/2021	2,920	2,949
Sterigenics-Nordion Holdings
6.500%, 05/15/2023 (B)	1,300	1,329
Tenet Healthcare
8.125%, 04/01/2022	5,355	5,589
7.500%, 01/01/2022 (B)	980	1,058
6.750%, 02/01/2020	350	355
6.750%, 06/15/2023	6,136	6,029
6.000%, 10/01/2020	455	481
5.500%, 03/01/2019	1,323	1,340
4.631%, 06/15/2020 (G)	545	548
4.500%, 04/01/2021	260	260
Valeant Pharmaceuticals International (B)
7.250%, 07/15/2022	1,033	881
7.000%, 10/01/2020	1,552	1,412
7.000%, 03/15/2024	1,799	1,846
6.500%, 03/15/2022	3,869	3,980

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	121

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 04/15/2025	$5,932	$4,568
5.875%, 05/15/2023	1,880	1,459
5.500%, 03/01/2023	2,925	2,252
5.375%, 03/15/2020	2,975	2,663
Valeant Pharmaceuticals International Escrow
7.500%, 07/15/2021 (B)	7,995	7,006
WellCare Health Plans
5.250%, 04/01/2025	2,430	2,487

		148,365

Industrials — 7.4%
ACCO Brands
5.250%, 12/15/2024 (B)	270	271
Actuant
5.625%, 06/15/2022	3,000	3,079
ADT
4.125%, 06/15/2023	25	24
3.500%, 07/15/2022	750	718
AECOM
5.875%, 10/15/2024	295	313
5.750%, 10/15/2022	135	142
Aircastle
5.000%, 04/01/2023	525	553
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (B)	1,465	1,394
Allegion
5.875%, 09/15/2023	435	464
Allegion US Holding
5.750%, 10/01/2021	340	355
Allison Transmission
5.000%, 10/01/2024 (B)	2,238	2,260
American Builders & Contractors Supply
5.750%, 12/15/2023 (B)	665	690
AMN Healthcare
5.125%, 10/01/2024 (B)	2,569	2,595
Arconic
5.900%, 02/01/2027	155	166
Avis Budget Car Rental
6.375%, 04/01/2024 (B)	735	736
5.500%, 04/01/2023	2,676	2,586
Beacon Roofing Supply
6.375%, 10/01/2023	895	953
BMC East
5.500%, 10/01/2024 (B)	1,495	1,521
Bombardier
7.500%, 03/15/2025 (B)	845	866
6.000%, 10/15/2022 (B)	3,611	3,560
Builders FirstSource
5.625%, 09/01/2024 (B)	2,251	2,285
CDW
5.000%, 09/01/2025	760	775

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cenveo
8.500%, 09/15/2022 (B)	$3,905	$2,382
6.000%, 08/01/2019 (B)	2,395	1,976
Ceridian HCM Holding
11.000%, 03/15/2021 (B)	827	871
CEVA Group PLC
7.000%, 03/01/2021 (B)	950	848
Clean Harbors
5.250%, 08/01/2020	850	865
Cloud Crane
10.125%, 08/01/2024 (B)	2,086	2,224
CNH Industrial Capital
4.875%, 04/01/2021	480	504
FGI Operating
7.875%, 05/01/2020	910	632
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	2,139	2,203
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (B)	1,795	1,784
Gardner Denver
6.875%, 08/15/2021 (B)	305	315
General Cable
5.750%, 10/01/2022	1,035	1,010
Global A&T Electronics
10.000%, 02/01/2019 (A) (B)	400	288
Great Lakes Dredge & Dock
7.375%, 02/01/2019	832	825
Grinding Media
7.375%, 12/15/2023 (B)	418	439
H&E Equipment Services
7.000%, 09/01/2022	685	718
HD Supply
5.750%, 04/15/2024 (B)	565	594
Hertz
6.250%, 10/15/2022	1,085	1,031
5.500%, 10/15/2024 (B)	1,480	1,286
Hillman Group
6.375%, 07/15/2022 (B)	3,003	2,865
Icahn Enterprises
6.750%, 02/01/2024 (B)	2,613	2,695
6.250%, 02/01/2022 (B)	2,553	2,591
5.875%, 02/01/2022	1,499	1,521
Jack Cooper Holdings
9.250%, 06/01/2020	1,095	391
James Hardie International Finance
5.875%, 02/15/2023 (B)	610	630
KLX
5.875%, 12/01/2022 (B)	850	877
Kratos Defense & Security Solutions
7.000%, 05/15/2019	591	591

122	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Masonite International
5.625%, 03/15/2023 (B)	$1,066	$1,088
New Enterprise Stone & Lime
10.125%, 04/01/2022 (B)	1,180	1,248
Nielsen Finance
5.000%, 04/15/2022 (B)	3,133	3,203
Nielsen Luxembourg
5.000%, 02/01/2025 (B)	3,640	3,626
Novelis
6.250%, 08/15/2024 (B)	230	240
5.875%, 09/30/2026 (B)	1,300	1,327
Oshkosh
5.375%, 03/01/2025	170	176
Park Aerospace Holdings
5.500%, 02/15/2024 (B)	675	702
5.250%, 08/15/2022 (B)	1,195	1,243
Prime Security Services Borrower
9.250%, 05/15/2023 (B)	6,454	7,075
RR Donnelley & Sons
7.625%, 06/15/2020	953	1,022
6.000%, 04/01/2024	2,770	2,580
RSI Home Products
6.500%, 03/15/2023 (B)	1,040	1,071
Sensata Technologies
5.000%, 10/01/2025 (B)	1,614	1,626
4.875%, 10/15/2023 (B)	1,600	1,603
Sensata Technologies UK Financing
6.250%, 02/15/2026 (B)	2,235	2,369
SPX FLOW
5.875%, 08/15/2026 (B)	701	707
5.625%, 08/15/2024 (B)	1,271	1,282
Standard Industries
6.000%, 10/15/2025 (B)	345	356
5.500%, 02/15/2023 (B)	410	419
StandardAero Aviation Holdings
10.000%, 07/15/2023 (B)	3,300	3,539
Summit Materials
6.125%, 07/15/2023	2,090	2,132
Team Health Holdings
6.375%, 02/01/2025 (B)	2,289	2,243
Terex
5.625%, 02/01/2025 (B)	275	279
TransDigm
6.500%, 07/15/2024	620	629
6.500%, 05/15/2025 (B)	1,450	1,463
6.375%, 06/15/2026	623	623
Triumph Group
4.875%, 04/01/2021	750	724
United Rentals North America
6.125%, 06/15/2023	680	711
5.875%, 09/15/2026	1,355	1,413
5.750%, 11/15/2024	1,305	1,360
5.500%, 07/15/2025	1,245	1,282

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vertiv Group
9.250%, 10/15/2024 (B)	$82	$88
Welbilt
9.500%, 02/15/2024	240	277
West
5.375%, 07/15/2022 (B)	650	639
Xerium Technologies
9.500%, 08/15/2021	3,770	3,831
XPO Logistics
6.500%, 06/15/2022 (B)	540	567
6.125%, 09/01/2023 (B)	800	832
Zekelman Industries
9.875%, 06/15/2023 (B)	2,427	2,712

		117,569

Information Technology — 6.7%
ACI Worldwide
6.375%, 08/15/2020 (B)	510	523
Aegis Merger
10.250%, 02/15/2023 (B)	1,078	1,191
Alliance Data Systems MTN
5.875%, 11/01/2021 (B)	925	957
Alliance Data Systems
5.375%, 08/01/2022 (B)	1,058	1,066
Amkor Technology
6.375%, 10/01/2022	2,060	2,127
Anixter
5.500%, 03/01/2023	575	597
Aspect Software
3.000%, 05/23/2023 (H)	273	128
Avaya (A) (B)
10.500%, 03/01/2021	699	115
9.000%, 04/01/2019	1,760	1,386
7.000%, 04/01/2019	1,034	817
Bankrate
6.125%, 08/15/2018 (B)	2,296	2,308
Belden
5.500%, 09/01/2022 (B)	845	862
BMC Software Finance
8.125%, 07/15/2021 (B)	3,147	3,171
Camelot Finance
7.875%, 10/15/2024 (B)	64	67
Cardtronics
5.500%, 05/01/2025 (B)	1,035	1,047
5.125%, 08/01/2022	1,600	1,620
Cimpress
7.000%, 04/01/2022 (B)	237	245
CommScope Technologies
6.000%, 06/15/2025 (B)	1,460	1,529
Diamond 1 Finance (B)
8.350%, 07/15/2046	1,385	1,789

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	123

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
8.100%, 07/15/2036	$1,890	$2,373
7.125%, 06/15/2024	4,615	5,102
6.020%, 06/15/2026	2,866	3,124
5.450%, 06/15/2023	515	556
Donnelley Financial Solutions
8.250%, 10/15/2024 (B)	1,206	1,245
Entegris
6.000%, 04/01/2022 (B)	555	579
First Data (B)
7.000%, 12/01/2023	2,091	2,243
5.750%, 01/15/2024	3,630	3,744
5.375%, 08/15/2023	1,074	1,118
5.000%, 01/15/2024	2,840	2,890
Gartner
5.125%, 04/01/2025 (B)	1,039	1,059
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (B)	1,368	1,488
Harland Clarke Holdings
9.250%, 03/01/2021 (B)	4,668	4,546
8.375%, 08/15/2022 (B)	1,050	1,076
Hughes Satellite Systems
7.625%, 06/15/2021	2,100	2,315
6.625%, 08/01/2026 (B)	140	143
5.250%, 08/01/2026 (B)	900	898
Infor Software Parent PIK
7.125%, 05/01/2021 (B)	880	900
Infor US
6.500%, 05/15/2022	1,540	1,583
Informatica
7.125%, 07/15/2023 (B)	690	671
MagnaChip Semiconductor
6.625%, 07/15/2021	915	839
5.000%, 03/01/2021 (B)	300	408
Micron Technology
7.500%, 09/15/2023 (B)	1,490	1,663
5.250%, 08/01/2023 (B)	2,655	2,722
5.250%, 01/15/2024 (B)	1,150	1,181
Microsemi
9.125%, 04/15/2023 (B)	765	879
NCR
5.000%, 07/15/2022	2,240	2,274
NeuStar
4.500%, 01/15/2023	1,985	2,037
Nortel Networks
9.003%, 07/15/2011 (A)	1,605	1,592
Nuance Communications
5.625%, 12/15/2026 (B)	1,500	1,534
NXP Funding
5.750%, 03/15/2023 (B)	1,185	1,250
4.625%, 06/01/2023 (B)	455	482
Open Text
5.875%, 06/01/2026 (B)	1,588	1,663

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Perstorp Holding
8.500%, 06/30/2021 (B)	$1,826	$1,922
Plantronics
5.500%, 05/31/2023 (B)	2,070	2,088
Rackspace Hosting
8.625%, 11/15/2024 (B)	695	732
Radiate Holdco
6.625%, 02/15/2025 (B)	3,674	3,626
Riverbed Technology
8.875%, 03/01/2023 (B)	840	859
RP Crown Parent
7.375%, 10/15/2024 (B)	268	279
Sabre
5.375%, 04/15/2023 (B)	1,250	1,278
5.250%, 11/15/2023 (B)	3,556	3,636
Solera
10.500%, 03/01/2024 (B)	730	834
Symantec
5.000%, 04/15/2025 (B)	2,720	2,789
TIBCO Software
11.375%, 12/01/2021 (B)	2,990	3,311
VeriSign
5.250%, 04/01/2025	500	518
Veritas US
7.500%, 02/01/2023 (B)	480	506
Western Digital
10.500%, 04/01/2024	1,390	1,638
7.375%, 04/01/2023 (B)	765	839
WEX
4.750%, 02/01/2023 (B)	1,000	984
Zayo Group
6.375%, 05/15/2025	555	599
6.000%, 04/01/2023	1,808	1,910
Zebra Technologies
7.250%, 10/15/2022	990	1,070

		107,140

Materials — 5.9%
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (B)	633	690
6.750%, 09/30/2024 (B)	488	523
Aleris International
9.500%, 04/01/2021 (B)	1,753	1,885
7.875%, 11/01/2020	308	304
Allegheny Technologies
9.375%, 06/01/2019	1,445	1,582
7.875%, 08/15/2023	675	691
Alpha 3 BV
6.250%, 02/01/2025 (B)	3,600	3,645
ARD Finance PIK
7.125%, 09/15/2023 (B)	1,377	1,418

124	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ardagh Packaging Finance (B)
7.250%, 05/15/2024	$1,664	$1,780
6.750%, 01/31/2021	225	233
6.000%, 06/30/2021	1,195	1,231
6.000%, 02/15/2025	2,155	2,179
4.250%, 09/15/2022	765	773
Ashland
6.875%, 05/15/2043	330	353
4.750%, 08/15/2022	680	704
Axalta Coating Systems
4.875%, 08/15/2024 (B)	290	297
Ball
5.250%, 07/01/2025	3,427	3,628
Blue Cube Spinco
9.750%, 10/15/2023	2,565	3,072
BlueScope Steel Finance
6.500%, 05/15/2021 (B)	636	668
Boart Longyear Management Properties
10.000%, 10/01/2018 (B)	2,000	1,500
7.000%, 04/01/2021 (B)	4,090	409
Boise Cascade
5.625%, 09/01/2024 (B)	511	519
CF Industries
5.150%, 03/15/2034	310	290
3.450%, 06/01/2023	1,297	1,226
Chemours
6.625%, 05/15/2023	1,000	1,060
Cliffs Natural Resources
8.250%, 03/31/2020 (B)	1,866	2,013
Compass Minerals International
4.875%, 07/15/2024 (B)	1,314	1,286
Constellium
7.875%, 04/01/2021 (B)	340	363
6.625%, 03/01/2025 (B)	360	346
5.750%, 05/15/2024 (B)	1,081	1,000
Cornerstone Chemical
9.375%, 03/15/2018 (B)	3,630	3,648
CVR Partners
9.250%, 06/15/2023 (B)	1,317	1,352
Evolution Escrow Issuer
7.500%, 03/15/2022 (B)	1,644	1,702
First Quantum Minerals
7.500%, 04/01/2025 (B)	3,633	3,660
7.250%, 04/01/2023 (B)	1,738	1,758
Flex Acquisition
6.875%, 01/15/2025 (B)	824	842
FMG Resources (August 2006) Property Limited
9.750%, 03/01/2022 (B)	410	470
Freeport-McMoRan
6.500%, 11/15/2020	392	401
5.450%, 03/15/2043	3,485	2,949
5.400%, 11/14/2034	950	827

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.550%, 11/14/2024	$140	$130
3.875%, 03/15/2023	2,903	2,670
GCP Applied Technologies
9.500%, 02/01/2023 (B)	415	471
Hecla Mining
6.875%, 05/01/2021	2,013	2,058
Hexion
10.375%, 02/01/2022 (B)	845	843
10.000%, 04/15/2020	1,604	1,600
Hexion US Finance
6.625%, 04/15/2020	2,305	2,121
Hudbay Minerals
7.625%, 01/15/2025 (B)	191	207
7.250%, 01/15/2023 (B)	326	346
Huntsman International
5.125%, 11/15/2022	1,055	1,102
INEOS Group Holdings
5.625%, 08/01/2024 (B)	1,080	1,083
Kaiser Aluminum
5.875%, 05/15/2024	1,055	1,100
Kraton Polymers LLC
10.500%, 04/15/2023 (B)	600	689
7.000%, 04/15/2025 (B)	1,044	1,058
LSB Industries
7.750%, 08/01/2019 (E)	953	924
Mirabela Nickel
1.000%, 07/31/2044	31	—
New Gold
7.000%, 04/15/2020 (B)	1,055	1,055
6.250%, 11/15/2022 (B)	2,577	2,583
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	355	—
Owens-Brockway Glass Container
6.375%, 08/15/2025 (B)	600	641
5.875%, 08/15/2023 (B)	670	709
PaperWorks Industries
9.500%, 08/15/2019 (B)	2,618	2,094
Platform Specialty Products
6.500%, 02/01/2022 (B)	3,697	3,836
Rain CII Carbon
7.250%, 04/01/2025 (B)	4,550	4,504
Reichhold Holdings
12.000%, 03/31/2018 (H)	846	846
Reichhold Industries
15.000%, 03/31/2018 (H)	482	482
12.000%, 03/31/2018 (H)	290	290
9.000%, 05/08/2017 (A) (B)	859	—
Reynolds Group
7.000%, 07/15/2024 (B)	860	921
5.750%, 10/15/2020	1,095	1,126
Scotts Miracle-Gro
6.000%, 10/15/2023	635	675
5.250%, 12/15/2026 (B)	185	187

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	125

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teck Resources
8.500%, 06/01/2024 (B)	$174	$201
TPC Group
8.750%, 12/15/2020 (B)	3,029	2,757
Trinseo Materials Operating
6.750%, 05/01/2022 (B)	400	421
Tronox Finance
6.375%, 08/15/2020	825	828
Unifrax I
7.500%, 02/15/2019 (B)	600	595
US Concrete
6.375%, 06/01/2024	297	307
WR Grace & Co.
5.625%, 10/01/2024 (B)	80	84

		94,821

Real Estate — 1.2%
CoreCivic
5.000%, 10/15/2022	245	253
4.625%, 05/01/2023	1,465	1,463
Equinix
5.875%, 01/15/2026	1,470	1,563
5.750%, 01/01/2025	710	751
GEO Group
6.000%, 04/15/2026	1,805	1,828
5.875%, 01/15/2022	1,265	1,306
5.125%, 04/01/2023	35	35
GLP Capital
5.375%, 04/15/2026	590	609
Howard Hughes
5.375%, 03/15/2025 (B)	1,205	1,193
Kennedy-Wilson
5.875%, 04/01/2024	700	717
Lamar Media
5.750%, 02/01/2026	1,125	1,204
Realogy Group
4.875%, 06/01/2023 (B)	2,934	2,868
RHP Hotel Properties
5.000%, 04/15/2021	1,331	1,351
5.000%, 04/15/2023	460	467
SBA Communications
4.875%, 09/01/2024 (B)	485	479
Uniti Group
8.250%, 10/15/2023	1,140	1,203
7.125%, 12/15/2024 (B)	210	213
6.000%, 04/15/2023 (B)	2,215	2,298

		19,801

Telecommunication Services — 6.7%
CenturyLink
7.500%, 04/01/2024	505	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, 12/01/2023	$3,400	$3,544
5.625%, 04/01/2025	2,715	2,583
Cogent Communications Finance
5.625%, 04/15/2021 (B)	1,880	1,918
Cogent Communications Group
5.375%, 03/01/2022 (B)	1,183	1,214
Columbus Cable Barbados
7.375%, 03/30/2021 (B)	595	635
Digicel
6.000%, 04/15/2021 (B)	3,390	3,081
Digicel Group
8.250%, 09/30/2020 (B)	4,085	3,511
7.125%, 04/01/2022 (B)	1,820	1,415
6.750%, 03/01/2023 (B)	2,490	2,222
Embarq
7.995%, 06/01/2036	1,320	1,313
Frontier Communications
11.000%, 09/15/2025	5,264	5,119
10.500%, 09/15/2022	2,947	2,984
8.875%, 09/15/2020	405	427
7.625%, 04/15/2024	636	547
7.125%, 01/15/2023	310	272
6.875%, 01/15/2025	4,080	3,376
GCI
6.750%, 06/01/2021	640	656
Inmarsat Finance
6.500%, 10/01/2024 (B)	1,190	1,233
4.875%, 05/15/2022 (B)	2,480	2,455
Intelsat Jackson Holdings
9.500%, 09/30/2022 (B)	218	257
8.000%, 02/15/2024 (B)	2,338	2,478
7.500%, 04/01/2021	2,627	2,361
7.250%, 04/01/2019	445	424
7.250%, 10/15/2020	2,940	2,679
5.500%, 08/01/2023	2,145	1,770
Intelsat Luxembourg
7.750%, 06/01/2021	1,715	1,029
Level 3 Financing
5.625%, 02/01/2023	265	274
5.375%, 01/15/2024	570	583
5.375%, 05/01/2025	4,385	4,462
5.125%, 05/01/2023	130	133
Qwest Capital Funding
7.750%, 02/15/2031	615	577
Sable International Finance
6.875%, 08/01/2022 (B)	650	687
SoftBank Group
6.000%, 07/30/2025	375	405
Sprint
7.875%, 09/15/2023	10,783	11,942
7.625%, 02/15/2025	5,202	5,683
7.250%, 09/15/2021	3,031	3,272
7.125%, 06/15/2024	860	918

126	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sprint Capital
8.750%, 03/15/2032	$3,235	$3,890
6.900%, 05/01/2019	370	395
6.875%, 11/15/2028	3,159	3,337
Sprint Communications
7.000%, 03/01/2020 (B)	445	485
Telecom Italia
5.303%, 05/30/2024 (B)	610	617
Telesat Canada
8.875%, 11/15/2024 (B)	2,440	2,672
T-Mobile USA
6.731%, 04/28/2022	1,520	1,573
6.633%, 04/28/2021	500	517
6.500%, 01/15/2024	430	464
6.500%, 01/15/2026	1,976	2,164
6.375%, 03/01/2025	645	695
6.000%, 03/01/2023	885	945
6.000%, 04/15/2024	1,930	2,058
5.375%, 04/15/2027	271	280
5.125%, 04/15/2025	271	280
4.000%, 04/15/2022	1,627	1,653
United States Cellular
6.700%, 12/15/2033	820	825
Wind Acquisition Finance
7.375%, 04/23/2021 (B)	2,085	2,168
Windstream Services LLC
7.750%, 10/01/2021	1,050	1,034
7.500%, 06/01/2022	1,450	1,414
6.375%, 08/01/2023	225	200

		106,639

Utilities — 1.3%
AES
6.000%, 05/15/2026	140	145
5.500%, 03/15/2024	195	198
AmeriGas Partners
5.500%, 05/20/2025	340	337
Calpine
5.500%, 02/01/2024	600	597
5.375%, 01/15/2023	580	585
Dynegy
8.000%, 01/15/2025 (B)	285	273
7.625%, 11/01/2024	2,385	2,278
7.375%, 11/01/2022	495	490
Ferrellgas Partners
8.625%, 06/15/2020 (B)	335	321
6.750%, 01/15/2022	195	184
6.750%, 06/15/2023	400	376
6.500%, 05/01/2021	1,285	1,221
GenOn Americas Generation
9.125%, 05/01/2031	165	151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (B)	$2,800	$2,905
Mirant Americas Generation LLC
8.500%, 10/01/2021 (A)	3,899	3,626
NRG Energy
7.875%, 05/15/2021	31	32
6.625%, 01/15/2027 (B)	185	184
6.250%, 07/15/2022	615	629
6.250%, 05/01/2024	250	249
Pattern Energy Group
5.875%, 02/01/2024 (B)	326	330
Talen Energy Supply
6.500%, 06/01/2025	161	137
4.625%, 07/15/2019 (B)	1,565	1,600
TerraForm Power Operating (E)
6.625%, 06/15/2025 (B)	2,103	2,245
6.375%, 02/01/2023 (B)	1,178	1,224

		20,317

Total Corporate Obligations (Cost $1,185,693) ($ Thousands)		1,179,391

ASSET-BACKED SECURITIES — 10.0%

Other Asset-Backed Securities — 10.0%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
1.318%, 03/15/2019 (B) (G)	1,062	329
B&M CLO, Ser 2014-1A, Cl C
4.773%, 04/16/2026 (B) (G)	2,108	2,097
B&M CLO, Ser 2014-1A, Cl D
5.773%, 04/16/2026 (B) (G)	2,148	2,010
B&M CLO, Ser 2014-1A, Cl E
6.773%, 04/16/2026 (B) (G)	2,480	2,117
Battalion CLO
0.000%, (I)	2,145	2,145
Battalion CLO IV, Ser 2013-4A
0.000%, 10/22/2025 (B)	5,640	1,974
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (B)	3,274	1,146
Battalion CLO VII, Ser 2014-7A
0.000%, 10/17/2026 (B)	4,007	2,004
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/2027 (B) (H)	3,655	2,632
Battalion CLO, Ser 2012-3A
0.000%, 01/18/2025 (B)	2,303	1,129
Battalion CLO, Ser 2016-10A
0.000%, 01/24/2029 (H)	4,450	4,005
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 01/20/2026 (B) (H)	2,531	1,468
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (B) (J)	3	2,447

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	127

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO IX
0.000%, 07/20/2025	$2,092	$1,862
Benefit Street Partners CLO V
0.000%, 10/20/2026 (B) (J)	6,387	4,271
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/2027	6,715	5,375
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (H)	6,720	5,779
Benefit Street Partners CLO X, Ser 2016-10A
0.000%, 01/15/2029 (H)	6,228	5,605
Benefit Street Partners CLO, Ser 2015-VIA
0.000%, 04/18/2027	7,502	5,927
Carlyle Global Market Strategies CLO, Ser 2014-3A
0.000%, 07/27/2026 (B)	2,947	2,210
Cathedral Lake CLO, Ser 2015-3A, Cl E
8.572%, 01/15/2026 (B) (G)	1,175	1,178
Cathedral Lake III Equity Tranche
0.000%, 01/15/2026 (B)	1,869	1,607
CIFC Funding, Ser 2012-2A
0.000%, 12/05/2024	1,653	959
CVP Cascade CLO, Ser 2014-2A, Cl D
5.824%, 07/18/2026 (B) (G)	759	674
CVP Cascade CLO, Ser 2014-2A, Cl E
6.824%, 07/18/2026 (B) (G)	2,469	2,075
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
8.230%, 01/20/2027 (B) (G)	3,890	3,558
Fifth Street Senior Loan Fund, Ser 2015-2A
0.000%, 09/29/2027 (B)	5,483	4,077
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	18,856	7,246
Figueroa CLO, Ser 2013-2A
0.000%, 12/15/2025 (B)	2,930	1,609
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl E
7.259%, 04/28/2026 (B) (G)	3,482	3,327
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
7.859%, 10/10/2026 (B) (G)	1,730	1,583
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (B)	2,457	1,622
Great Lakes CLO, Ser 2012-1A, Cl E
6.523%, 01/15/2023 (B) (G)	2,811	2,671
Great Lakes CLO, Ser 2014-1A
0.000%, 04/15/2025 (B) (G)	6,943	4,721
Great Lakes CLO, Ser 2014-1A, Cl F
7.023%, 04/15/2025 (B) (G)	2,480	1,798
Great Lakes CLO, Ser 2015-1A
0.000%, 07/15/2026 (B) (G)	4,202	2,992
Great Lakes CLO, Ser 2015-1A, Cl E
7.723%, 07/15/2026 (B) (G)	2,896	2,679

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Great Lakes CLO, Ser 2015-1A, Cl F
8.523%, 07/15/2026 (B) (G)	$1,319	$989
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A
0.000%, 10/20/2025 (B)	3,198	2,478
JFIN Revolver CLO, Ser 2013-1A, Cl B
3.030%, 01/20/2021 (B) (G)	1,990	1,990
JFIN Revolver CLO, Ser 2014-2A, Cl C
3.802%, 02/20/2022 (B) (G)	1,951	1,951
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (B)	2,471	951
Lockwood Grove CLO
8.788%, 04/25/2025	2,192	2,208
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2024 (B)	3,797	2,943
Nelder Grove CLO, Ser 2017-1A, Cl ER
7.700%, 08/28/2026 (B) (G)	2,926	2,926
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (B)	447	143
Neuberger Berman CLO XVI, Ser 2014-16A
0.000%, 04/15/2026 (B)	2,450	1,213
Neuberger Berman CLO XVI, Ser 2014-16A, Cl F
0.000%, 04/15/2026 (B)	163	51
Neuberger Berman CLO, Ser 2016-22A
0.000%, 10/17/2027 to 10/17/2027	3,752	3,004
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
7.138%, 07/25/2025 (B) (G)	1,974	1,811
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
7.088%, 01/25/2027 (B) (G)	3,439	3,236
NXT Capital CLO, Ser 2012-1A, Cl E
8.530%, 07/20/2022 (B) (G)	2,417	2,417
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (B)	2,615	1,373
Peaks CLO, Ser 2014-1A, Cl D
5.523%, 06/15/2026 (B) (G)	600	579
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (B) (G)	7,935	2,936
TCP III CLO
0.000%, (I)	82	8,131
TCW CLO
0.000%, (I)	1,631	1,631
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022 (B)	7,108	4,052
Venture CDO, Ser 2015-22A
0.000%, 01/15/2028	1,122	886
Venture CDO, Ser 2016-25A
0.000%, 04/20/2029	2,030	1,837
Venture CDO, Ser 2017-26A
0.000%, 01/20/2029	2,145	2,006

128	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Venture XI CLO, Ser 2012-11A
0.000%, 11/14/2022 (B)	$6,354	$3,241
Venture XIV CLO, Ser 2013-14A
0.000%, 08/25/2025 (B)	105	47
Venture XV CLO, Ser 2016-15A, Cl ER
8.133%, 07/15/2028 (B) (G)	375	372
Venture XXII CLO, Ser 2016-22A, Cl F
8.872%, 01/15/2028 (B) (G)	792	780
Venture XXIV CLO, Ser 2016-24A
0.000%, 10/20/2028 (B) (G)	28	2,767

Total Asset-Backed Securities (Cost $138,410) ($ Thousands)		159,857

LOAN PARTICIPATIONS — 9.7%
21st Century Oncology Holdings, Term Loan B, 1st Lien
7.125%, 04/30/2022	916	829
682534 N.B., Initial Term Loan, 1st Lien
12.000%, 10/01/2020	714	366
Academy Ltd., Term Loan B, 1st Lien
5.102%, 07/01/2022	601	442
5.000%, 07/01/2022	1,483	1,092
Accudyne Industries LLC, Refinancing Term Loan, 1st Lien
4.000%, 12/13/2019 (G)	845	792
Affinion Group, Term Loan B, 1st Lien
6.750%, 04/30/2018	5	5
Affinion Group, Term Loan, 2nd Lien
8.500%, 10/31/2018	520	509
Affinion Group, Tranche B Term Loan, 1st Lien
6.750%, 04/30/2018	1,891	1,882
Air Medical Group Holdings, Term Loan B, 1st Lien
4.250%, 04/28/2022	995	994
Air Methods, Bridge Loan
0.000%, 03/30/2018	1,025	1,025
Alinta Ltd., Cov-Lite, Delayed Term Loan, 1st Lien
6.375%, 08/13/2018	165	165
Alinta Ltd., Cov-Lite, Term Loan, 1st Lien
6.375%, 08/13/2019	2,470	2,473
American Tire Distributors, Initial Term Loan, 1st Lien
5.250%, 09/01/2021	983	984
ANVC Merger, Initial Term Loan, 1st Lien
5.500%, 02/18/2021	1,778	1,767
Applied Systems, Initial Term Loan, 2nd Lien
7.500%, 01/24/2022	1,187	1,194
Ascena Retail Group, Term Loan B, 1st Lien
5.500%, 08/21/2022	1,558	1,397

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Aspect Software, Term Loan, 1st Lien
11.278%, 05/25/2020	$993	$992
Asurion LLC, Cov-Lite Replacement, Term Loan B4, 1st Lien
4.250%, 08/04/2022	1,461	1,467
Asurion LLC, Initial Term Loan, 2nd Lien
8.500%, 03/03/2021	3,120	3,155
Atlas America Finance, Term Loan B, 1st Lien
5.580%, 05/06/2021	215	202
Berry Plastics, Term Loan J, 1st Lien
3.281%, 01/19/2024	185	186
Blount International, Initial Term Loan, 1st Lien
7.250%, 04/12/2023	1,224	1,230
Blue Ribbon LLC, Initial Term Loan, 1st Lien
5.000%, 11/15/2021	675	637
BMC Foreign Holding, Initial Term Loan, 1st Lien
5.000%, 09/10/2020	1,000	1,000
BMC Software, Term Loan, 1st Lien
5.000%, 09/10/2020	885	885
Boart Longyear Management Properties, Term Loan, 2nd Lien
0.000%, 09/30/2017 (K)	100	100
BPA Laboratories, Initial Term Loan, 2nd Lien
0.000%, 07/03/2017 (K)	181	118
BWAY Holding, Bridge Loan
0.000%, 08/07/2018	2,395	2,395
BWAY Holding, Cov-Lite, Term Loan B, 1st Lien
0.000%, 04/03/2024 (K)	1,145	1,141
California Resources, Initial Term Loan, 1st Lien
11.375%, 12/31/2021	3,768	4,158
3.781%, 09/24/2019	744	721
Carestream Health, Cov-Lite, Term Loan, 1st Lien
5.000%, 06/07/2019	371	358
Carestream Health, Initial Term Loan, 2nd Lien
9.500%, 12/07/2019	5,197	4,609
Cengage Learning Holdings, 2016 Refinancing Term Loan B, 1st Lien
5.250%, 06/07/2023	1,587	1,510
CenturyLink, Bridge Loan
0.000%, 02/08/2018	600	600
CEVA Group PLC, Pre-Funded Synthetic LC Loan, 1st Lien
6.500%, 03/19/2021	203	177
CEVA Intercompany B.V., Cov-Lite, Term Loan, 1st Lien
6.539%, 03/19/2021	208	181
CEVA Logistics Canada ULC, Cov-Lite, Term Loan, 1st Lien
6.539%, 03/19/2021	36	31

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	129

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CEVA Logistics U.S. Holdings, Cov-Lite, Term Loan, 1st Lien
6.539%, 03/19/2021	$287	$250
Checkout Holding, Term Loan B, 1st Lien
4.500%, 04/09/2021	1,671	1,504
Chesapeake Energy, Term Loan, 1st Lien
8.553%, 08/23/2021	4,098	4,359
Chief Exploration & Development LLC, Term Loan, 2nd Lien
7.932%, 05/16/2021	740	720
Claire’s Stores, Term Loan, 1st Lien
9.000%, 09/20/2021	942	647
Clear Channel Communications, Extended Term Loan D, 1st Lien
7.531%, 01/30/2019	760	651
Conduent, Term Loan B, 1st Lien
6.334%, 12/07/2023	1,342	1,355
Contura Energy, Cov-Lite, Term Loan, 1st Lien
6.000%, 03/13/2024	1,612	1,592
Cowlitz Tribal Gaming Authority, Initial Term Loan, 1st Lien
11.500%, 12/04/2020 (G)	3,000	3,210
CTI Foods, Initial Term Loan, 2nd Lien
8.250%, 06/28/2021	1,190	1,071
Cumulus Media Holdings, Initial Term Loan, 1st Lien
4.250%, 12/23/2020	4,393	3,290
Dex Media, Term Loan, 1st Lien
11.000%, 07/29/2021	216	220
Diebold, Dollar Term Loan B, 1st Lien
5.375%, 11/06/2023	670	679
DJO Finance LLC, Initial Term Loan, 1st Lien
4.250%, 06/08/2020	627	606
Drillships Ocean Ventures, Term Loan B, 1st Lien
5.563%, 07/25/2021	4	4
East Valley Tourist Development Authority, Term Loan B, 1st Lien
9.182%, 09/30/2020	2,487	2,437
Empire Generating Co. LLC, Term Loan B, 1st Lien
5.290%, 03/12/2021	1,513	1,504
Empire Generating Co. LLC, Term Loan C, 1st Lien
5.290%, 03/12/2021	120	120
Engility Corporation, Term Loan B2, 1st Lien
4.750%, 08/14/2023	876	880
Evergreen Skills Lux SARL, Initial Term Loan, 1st Lien
5.750%, 04/28/2021	2,668	2,450
Evergreen Skills Lux SARL, Initial Term Loan, 2nd Lien
9.250%, 04/28/2022	220	152

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Fairmount Minerals Ltd., Term Loan B2, 1st Lien
4.500%, 09/05/2019	$1,995	$1,951
Flex Acquisition, Term Loan, 1st Lien
4.250%, 12/29/2023	1,073	1,079
FMG Resources (August 2006) Property Limited, Cov-Lite, Term Loan, 1st Lien
3.750%, 06/30/2019 (G)	820	824
Foresight Energy LLC, Term Loan B, 1st Lien
0.000%, 03/17/2022 (K)	1,358	1,321
Gardner Denver, Initial Term Loan, 1st Lien
4.568%, 07/30/2020 (G)	972	969
4.250%, 07/30/2020	33	33
General Nutrition Centers, Term Loan, 1st Lien
3.290%, 03/04/2019	542	464
Grifols Worldwide Operations, Term Loan B, 1st Lien
3.194%, 01/31/2025	275	275
Gulf Finance, Term Loan B, 1st Lien
6.250%, 08/25/2023	621	619
Gymboree, Initial Term Loan, 1st Lien
5.000%, 02/23/2018	2,239	911
Hercules Achievement, Initial Term Loan, 1st Lien
6.750%, 12/10/2021	520	527
5.000%, 12/10/2021	2	2
Hillman Companies, Term Loan B, 1st Lien
4.500%, 06/30/2021	297	299
Indivior Finance SARL, Initial Term Loan, 1st Lien
7.040%, 12/19/2019	1,460	1,467
7.000%, 12/19/2019	42	42
Intelsat Jackson Holdings, Term Loan B2, 1st Lien
3.750%, 06/30/2019 (G)	803	786
J.Crew Group, Initial Term Loan, 1st Lien
4.000%, 03/05/2021	2,000	1,212
KCA Deutag US Finance LLC, Term Loan B, 1st Lien
6.250%, 05/15/2020	1,009	960
Kraton Polymers LLC, Term Loan B, 1st Lien
5.000%, 01/06/2022	166	168
Laureate Education, Extended Term Loan, 1st Lien
5.000%, 06/15/2018	293	295
Lightstone Generation LLC, Term Loan B, 1st Lien
6.539%, 01/30/2024	1,908	1,918
Lightstone Generation LLC, Term Loan C, 1st Lien
6.539%, 01/30/2024	182	183

130	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Loanstar Intermediate Super Holdings LLC, Term Loan, Other
10.000%, 08/31/2021	$760	$789
Magic Newco LLC, Initial Term Loan, 1st Lien
5.000%, 12/12/2018	1,158	1,161
Magic Newco LLC, Term Loan, 2nd Lien
12.000%, 06/12/2019	1,250	1,309
Mashantucket Pequot, Term Loan A, 1st Lien
5.000%, 07/01/2018	1,520	1,376
Mashantucket Pequot, Term Loan B, 1st Lien
9.375%, 06/30/2020	7,152	6,419
Mast Global, Initial Term Loan, 1st Lien
7.750%, 09/12/2019 (H)	551	548
Medical Card Systems, Initial Term Loan, 1st Lien
1.500%, 05/31/2019 (H)	1,421	1,171
MEG Energy, Cov-Lite, Term Loan B, 1st Lien
4.540%, 12/31/2023	300	300
Metroflag, 2nd Lien
14.000%, (A) (L)	300	—
MKS Instruments, Cov-Lite, Term Loan B2, 1st Lien
3.531%, 05/01/2023	30	31
MMM Holdings, Term Loan, 1st Lien
10.250%, 06/30/2019	317	312
Moneygram International, Initial Term Loan, 1st Lien
4.250%, 03/26/2020	1,214	1,212
Moxie Liberty LLC, Term Loan B1, 1st Lien
7.500%, 08/21/2020	1,953	1,916
MSO of Puerto Rico, Term Loan, 1st Lien
10.250%, 06/30/2019	230	227
Murray Energy, Term Loan B2, 1st Lien
8.250%, 04/16/2020	3,924	3,802
NaNa Development, Initial Term Loan, 1st Lien
8.000%, 03/15/2018	157	153
Neiman Marcus Group, Initial Term Loan, 1st Lien
4.250%, 10/25/2020	3	2
4.250%, 10/25/2020	1,286	1,032
New LightSquared LLC, Initial Term Loan, 1st Lien
9.852%, 06/15/2020	2,099	2,050
New LightSquared LLC, Initial Term Loan, 2nd Lien
13.600%, 12/07/2020	2,381	1,865
New MMI Inc., Initial Term Loan, 1st Lien
9.000%, 01/31/2020	2,988	2,846
Nine West Holdings, Cov-Lite, Term Loan, No Lien
6.255%, 01/08/2020	5,775	1,470
Onex York Acquisition, Term Loan B, 1st Lien
4.750%, 10/01/2021	96	93

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Optiv, Initial Term Loan, 1st Lien
4.250%, 02/01/2024	$702	$705
Optiv, Initial Term Loan, 2nd Lien
8.250%, 01/31/2025	291	295
Ortho-Clinical Diagnostics, Term Loan, 1st Lien
4.750%, 06/30/2021	775	770
Oxbow Carbon LLC, Initial Term Loan, 2nd Lien
8.000%, 01/17/2020	2,394	2,393
P2 Upstream Acquisition, Initial Term Loan, 1st Lien
5.250%, 10/30/2020	730	718
Pardus Oil & Gas LLC, Cov-Lite PIK, Term Loan A, 1st Lien
13.000%, 11/12/2021	138	132
Pardus Oil & Gas LLC, Cov-Lite PIK, Term Loan, 2nd Lien
5.000%, 05/13/2022 (H)	72	38
Peabody Energy, RC, 1st Lien
0.000%, 09/24/2018 (K)	3,750	3,803
Peak 10, Initial Term Loan, 2nd Lien
8.280%, 06/17/2022	2,300	2,248
PETCO Animal Supplies, Cov-Lite, Term Loan B1, 1st Lien
4.287%, 01/26/2023	2,039	1,918
PetSmart, Term Loan B, 1st Lien
4.020%, 03/11/2022	673	642
PQ, Term Loan B1, 1st Lien
5.289%, 11/04/2022	421	426
Prestige Brands, Term Loan B4, 1st Lien
3.531%, 01/26/2024	185	187
Quorum Health, Term Loan B, 1st Lien
6.789%, 04/29/2022	978	954
Revlon Consumer Products, Term Loan B, 1st Lien
4.281%, 09/07/2023	677	677
Royal Holdings, Initial Term Loan, 2nd Lien
8.500%, 06/19/2023	176	176
Rue 21, Term Loan B, 1st Lien
5.625%, 10/09/2020	1,494	284
Seadrill Partners Finco LLC, Initial Term Loan, 1st Lien
4.000%, 02/21/2021	719	486
Sprint Communications, Initial Term Loan, 1st Lien
3.313%, 02/02/2024	1,060	1,059
Steinway Musical Instruments, Initial Term Loan, 1st Lien
4.789%, 09/19/2019	941	878
Synchronoss Technologies, Cov-Lite, Term Loan B, 1st Lien
4.082%, 01/19/2024	735	730

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	131

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Syncreon Global Finance, Initial Term Loan, 1st Lien
5.250%, 10/28/2020	$886	$799
Syniverse Holdings, Incremental Term Loan B, 1st Lien
4.000%, 04/23/2019	1,096	1,004
Syniverse Holdings, Initial Term Loan, 1st Lien
4.039%, 04/23/2019	2,728	2,506
Team Health Holdings, Bridge Loan
0.000%, 10/31/2017	3,217	3,217
Texas Competitive Electric Holdings LLC, Equity Loan, Other
5.000%, 10/10/2017 (A)	8,619	2,499
0.000%, (H) (L)	218	235
U.S. Renal Care, Cov-Lite, Term Loan, 1st Lien
5.250%, 12/30/2022	2,171	2,033
Valeant Pharmaceuticals International, Term Loan B, 1st Lien
5.570%, 04/01/2022	743	744
Veritas US, Term Loan B1, 1st Lien
6.625%, 01/27/2023	1,902	1,884
Walter Investment Management, Initial Term Loan, 1st Lien
4.750%, 12/18/2020	942	810
Weight Watchers International, Cov-Lite, Term Loan B2, 1st Lien
4.250%, 04/02/2020	337	313
4.070%, 04/02/2020	115	107
Western Digital, Term Loan B2, 1st Lien
3.641%, 04/29/2023	1,684	1,692
Wilton Brands Inc., Initial Term Loan, 1st Lien
8.500%, 08/30/2018	2,449	2,374

Total Loan Participations (Cost $158,665) ($ Thousands)		155,595

	Shares

COMMON STOCK — 0.8%
Aspect Software, Cl CR1* (H)	27,500	385
Aspect Software, Cl CR2* (H)	1,526	21
Cengage Learning Holdings II	2,408	25
CEVA Holdings*	561	115
CUI Acquisition* (H)	3	250
Dana	64,464	1,245
Dex Media* (H)	82,018	221
Energy & Exploration Partners* (H)	185	3
Global Aviation Holdings, Cl A*	97,655	—
Halcon Resources*	68,040	524
Medical Card Systems*	264,653	—
Midstates Petroleum*	29,067	536
Mirabela Nickel* (H)	5,869,596	—
Mmodal* (H)	42,430	838
Nelson Education* (H)	115,452	5

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NII Holdings*	51,236	$67
Quad Graphics	35	1
Reichhold Industries* (H)	1,427	1,029
SandRidge Energy*	6,259,724	402
Seventy Seven Energy*	61,686	2,636
TE Holdcorp* (H)	50,160	370
Titan Energy*	22,243	405
Vistra Energy	218,213	3,557

Total Common Stock (Cost $15,254) ($ Thousands)		12,635

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.6%

Connecticut — 0.2%
Mohegan Tribal, Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (B)	$3,625	3,779

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
8.000%, 07/01/2035 (A)	2,450	1,522
5.250%, 07/01/2037 (A)	130	77
5.125%, 07/01/2037 (A)	775	458
5.000%, 07/01/2041 (A)	705	399

		2,456

Texas — 0.2%
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	3,220	3,420

Total Municipal Bonds (Cost $10,032) ($ Thousands)		9,655

CONVERTIBLE BONDS — 0.6%
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	615	418
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026 (B)	887	919
Ensco Jersey Finance CV to 71.3343
3.000%, 01/31/2024 (B)	659	643
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,074	2,511
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,658	1,013
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A) (B)	2,065	2,664
Mirabela Nickel CV to 5.9242
9.500%, 06/24/2019 (A) (B)	1,541	108

132	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Mirant CV to 14.7167
0.000%, 06/15/2021 (A)	$2,200	$—
SandRidge Energy CV to 0.0533
2.312%, 10/04/2020 (J)	533	574
Weatherford International CV to 129.1656
5.875%, 07/01/2021	267	343

Total Convertible Bonds (Cost $10,611) ($ Thousands)		9,193

	Shares

PREFERRED STOCK — 0.3%
Aspen Insurance Holdings, 5.950% (G)	86,000	2,319
CEVA Holdings, 0.000%*	1,214	249
SLM, 1.934% (G)	20,597	1,401
TE Holdcorp, 0.000%* (H)	73,170	896

Total Preferred Stock (Cost $5,320) ($ Thousands)		4,865

	Number of Rights

RIGHTS* — 0.0%
CZR - Senior Secured‡‡	447,084	255

Total Rights (Cost $—) ($ Thousands)		255

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS* — 0.0%
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $0	1,593	$—
Midstates Petroleum, Expires 04/21/2020 Strike Price $46 (H)	9,541	43
Mmodal, Expires 07/31/2017 Strike Price $48 (H)	19,978	1
Mmodal, Expires 07/31/2017 Strike Price $40 (H)	15,150	4
SandRidge Energy, Expires 10/04/2022 Strike Price $41	7,383	7
SandRidge Energy, Expires 10/04/2022 Strike Price $42	3,108	3
Seventy Seven Energy, Expires 08/21/2021 Strike Price $24 (H)	2,631	65

Total Warrants (Cost $69) ($ Thousands)		123

	Shares

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.870%**† (M)	6,096	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	53,818,314	53,818

Total Cash Equivalent (Cost $53,818) ($ Thousands)		53,818

Total Investments — 99.4% (Cost $1,577,878) ($ Thousands)		$1,585,393

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2017 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)

JPMorgan Chase Bank	CDX.NA.HY.27	SELL	5.00%	12/20/2021	$(7,400)	$9

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	133

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

High Yield Bond Fund (Concluded)

Percentages are based on Net Assets of $1,594,349 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).

(A)	Security is in default on interest payment.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $728,386 ($ Thousands), representing 45.7% of the Net Assets of the Fund.

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2017 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(D)	Securities considered restricted. The total market value of such securities as of March 31, 2017 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2017. The coupon on a step bond changes on a specified date.

(F)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $1 ($ Thousands).

(G)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2017 was $27,358 ($ Thousands) and represented 1.7% of the Net Assets of the Fund.

(I)	Warehouse Note — Interest rate and maturity date are not available.

(J)	The rate reported is the effective yield at the time of purchase.

(K)	Unsettled bank loan. Interest rate not available.

(L)	Maturity date not available.

(M)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $6 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

L.P. — Limited Partnership

LLC — Limited Liability Company

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,173,786	$5,605	$1,179,391
Asset-Backed Securities	—	328	159,529	159,857
Loan Participations	—	145,424	10,171	155,595
Common Stock	9,373	621	2,641	12,635
Municipal Bonds	—	5,876	3,779	9,655
Convertible Bonds	—	9,085	108	9,193
Preferred Stock	2,319	2,297	249	4,865
Rights	255	—	—	255
Warrants	—	118	5	123
Affiliated Partnership	—	6	—	6
Cash Equivalent	53,818	—	—	53,818

Total Investments in Securities	$65,765	$1,337,541	$182,087	$1,585,393

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap
Credit Default Swap*
Unrealized Appreciation	$—	$9	$—	$9

Total Other Financial Instruments	$—	$9	$—	$9

*	Swap contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Municipal Bonds	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Warrants
Balance as of October 1, 2016	$5,566	$162,028	$13,534	$2,338	$7,946	$432	$425	$5
Accrued discounts/premiums	(10)	(13)	186	—	—	(2)	—	—
Realized gain/(loss)	—	16,721	(12)	—	—	—	—	—
Change in unrealized appreciation/depreciation	(99)	11,722	1,055	303	(6)	(322)	(176)	—
Purchases	21	15,439	586	—	—	—	—	—
Sales	—	(46,368)	(292)	—	—	—	—	—
Net transfer into Level 3	127	—	1,463	—	—	—	—	—
Net transfer out of Level 3	—	—	(6,349)	—	(4,161)	—	—	—

Ending Balance as of March 31, 2017	$5,605	$159,529	$10,171	$2,641	$3,779	$108	$249	$5

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(244)	$13,115	$1,000	$273	$(6)	$(90)	$(176)	$—

(1)	Of the $182,087 ($ Thousands) in Level 3 securities as of March 31, 2017, $5,152 ($ Thousands) or 0.3% of Net Assets are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

134	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	135

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 45.1%
Bank of Tokyo-Mitsubishi UFJ
1.250%, 05/15/2017	$2,000	$2,001
Bedford Row Funding
1.478%, 04/19/2017	4,000	4,001
Bell Canada
1.021%, 04/07/2017 (C)	2,000	1,999
BNZ International Funding
1.261%, 02/01/2018 (C)	3,000	3,001
Charta
1.113%, 06/09/2017 (C)	4,000	3,991
Collateralized CP LLC(B)
1.588%, 04/19/2017	3,000	3,001
1.496%, 08/21/2017	2,500	2,503
1.409%, 04/06/2017	1,200	1,200
1.359%, 07/26/2017	3,000	2,988
Commonwealth Bank of Australia
1.483%, 05/17/2017 (C)	3,500	3,502
1.424%, 05/04/2017 (C)	1,400	1,401
1.320%, 02/15/2018 (C)	1,500	1,501
CRC Funding
1.088%, 06/14/2017 (C)	3,000	2,993
CVS Health
1.231%, 04/18/2017 (C)	2,000	1,999
DNB Bank
1.204%, 05/02/2017 (C)	3,000	3,001
Duke Energy
1.120%, 04/05/2017 (C)	1,800	1,800
Enterprise Products Operating
1.200%, 04/05/2017 (C)	1,800	1,800
Federation des Caisses Desjardins du Quebec
0.910%, 04/05/2017 (C)	2,300	2,300
Hyundai Capital America
1.111%, 04/04/2017 (C)	2,000	2,000
Kroger
1.150%, 04/03/2017 (C)	2,000	2,000
Liberty Street Funding
1.130%, 06/23/2017 (C)	1,000	997
Macquarie Bank(B)
1.347%, 10/04/2017 (C)	4,000	3,972
1.068%, 08/25/2017	3,500	3,501
1.037%, 05/04/2017 (C)	1,000	999
NBCUniversal Enterprise
1.121%, 04/27/2017 (C)	1,900	1,898

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (A) (B) (continued)
Old Line Funding
1.201%, 06/01/2017 (C)	$2,500	$2,501
Ontario Teachers’ Finance Trust
1.197%, 05/10/2017 (C)	2,500	2,497
Oversea-Chinese Banking
1.322%, 03/28/2018 (C)	1,000	999
Ryder System
1.161%, 04/19/2017	2,000	1,999
Suncorp-Metway
1.339%, 07/17/2017 (C)	3,000	2,988
1.329%, 05/30/2017 (C)	2,000	1,996
Thunder Bay Funding
1.053%, 05/10/2017	3,000	2,997
United Overseas Bank
1.211%, 04/04/2017 (C)	1,500	1,500
Victory Receivables
0.820%, 04/03/2017 (C)	6,700	6,699
Westpac Banking
1.193%, 09/05/2017 (C)	2,500	2,487
Working Capital Management
1.012%, 04/03/2017 (C)	4,000	4,000

Total Commercial Paper (Cost $91,001) ($ Thousands)		91,012

CORPORATE OBLIGATIONS — 10.9%

Consumer Discretionary — 3.0%
Jets Stadium Development
1.050%, 05/03/2017 (D)	4,000	4,000
Toyota Motor Credit MTN
1.350%, 12/05/2017 (D)	2,000	2,002

		6,002

Financials — 7.9%
Bank of Montreal
1.535%, 09/01/2017 (D)	1,500	1,503
Caisse Centrale Desjardins MTN
1.550%, 09/12/2017 (C)	2,000	2,000
Canadian Imperial Bank of Commerce
1.591%, 10/23/2017 (D)	2,500	2,507
DNB Bank
3.200%, 04/03/2017 (C)	2,600	2,600
Nordea Bank
1.437%, 04/27/2017 (D)	2,500	2,500
TD Bank (D)
1.497%, 11/22/2017	1,700	1,703
1.355%, 04/06/2017	2,000	2,000

136	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westpac Banking
1.382%, 05/19/2017 (D)	$1,210	$1,211

		16,024

Total Corporate Obligations (Cost $22,019) ($ Thousands)		22,026

MUNICIPAL BONDS — 1.7%

California — 0.2%
California State, GO Callable 04/03/2017 @ 100
0.830%, 05/01/2040 (A)(D)	500	500

Connecticut — 0.5%
Connecticut State, Development Authority, AMT, RB Callable 04/03/2017 @ 100
0.940%, 08/01/2023 (A)(D)	1,000	1,000

Texas — 0.5%
North Texas, Tollway Authority, RB Callable 04/01/2018 @ 100
0.900%, 01/01/2049 (A)(D)	1,000	1,000

Wyoming — 0.5%
Sweetwater County, RB Callable 04/03/2017 @ 100
0.940%, 11/01/2024 (A)(D)	1,000	1,000

Total Municipal Bonds (Cost $3,500) ($ Thousands)		3,500

CERTIFICATES OF DEPOSIT — 41.3%
Bank of America
1.054%, 09/18/2017	3,000	3,000
Bank of Montreal
1.415%, 05/02/2017	500	500
1.100%, 04/17/2017	5,000	5,000
Bank of Nova Scotia
1.438%, 04/25/2017	1,750	1,750
1.435%, 11/01/2017 (C)	2,000	2,003
1.418%, 04/12/2017	300	300
Bank of Tokyo-Mitsubishi UFJ
1.260%, 04/27/2017	2,500	2,500
Bedford Row Funding
1.310%, 06/26/2017 (C)	2,500	2,502
Canadian Imperial Bank of Commerce
1.454%, 05/24/2017	800	800
1.435%, 05/02/2017	1,750	1,751
1.334%, 12/01/2017	1,500	1,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
Commonwealth Bank of Australia
1.358%, 02/09/2018 (C)	$1,000	$1,001
DNB Bank
0.860%, 04/06/2017	3,000	3,000
Kookmin Bank
1.458%, 08/10/2017	1,500	1,501
0.930%, 04/05/2017	6,000	6,000
Mitsubishi UFJ Trust & Banking
1.541%, 04/03/2017	700	700
1.250%, 06/22/2017	2,200	2,201
National Australia Bank
1.404%, 12/06/2017 (C)	4,000	4,006
1.240%, 04/27/2017	1,000	1,000
Norinchukin Bank
1.581%, 04/11/2017	1,500	1,500
1.500%, 10/27/2017	1,200	1,201
1.250%, 04/24/2017	2,000	2,000
1.230%, 07/24/2017	2,000	2,002
Oversea-Chinese Banking
0.920%, 04/04/2017	8,000	8,000
Royal Bank of Canada NY
1.184%, 03/07/2018	2,000	1,999
Sumitomo Mitsui Banking
1.628%, 04/20/2017	4,000	4,000
1.530%, 04/04/2017	1,500	1,500
1.490%, 04/12/2017	1,000	1,000
Sumitomo Mitsui Trust Bank Limited
1.618%, 04/20/2017	2,500	2,500
1.404%, 06/01/2017	2,000	2,000
Swedbank
0.880%, 04/03/2017	6,750	6,750
TD Bank
1.221%, 03/13/2018	2,500	2,500
1.100%, 04/18/2017	1,500	1,500
Westpac Banking
1.374%, 01/09/2018	1,000	1,002
1.330%, 06/15/2017	800	800
1.232%, 10/20/2017 (C)	2,000	2,003

Total Certificates of Deposit (Cost $83,259) ($ Thousands)		83,272

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	137

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Conservative Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	35,471	$35

Total Cash Equivalent (Cost $35) ($ Thousands)		35

	Face Amount (Thousands)

REPURCHASE AGREEMENT (E) — 1.0%
TD Securities 0.810%, dated 03/31/2017, to be repurchased on 04/03/2017, repurchase price $2,000,135 (collateralized by a FNMA obligation, par value $1,968,785, 4.000%, 02/01/2047; total market value $2,060,001)	$2,000	2,000

Total Repurchase Agreement (Cost $2,000) ($ Thousands)		2,000

Total Investments — 100.0% (Cost $201,814) ($ Thousands)		$201,845

Percentages are based on Net Assets of $201,836 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $82,936 ($ Thousands), representing 41.1% of the Net Assets of the Fund.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.

(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

Cl — Class

FNMA — Federal National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$91,012	$—	$91,012
Corporate Obligations	—	22,026	—	22,026
Municipal Bonds	—	3,500	—	3,500
Certificates of Deposit	—	83,272	—	83,272
Cash Equivalent	35	—	—	35
Repurchase Agreement	—	2,000	—	2,000

Total Investments in Securities	$35	$201,810	$—	$201,845

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

138	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.8%

Alabama — 6.6%
Tuscaloosa County, Industrial Development Authority, Ser F, RB
0.950%, 04/01/2028 (A)	$5,000	$5,000
University of Alabama at Birmingham, Ser B, RB
0.910%, 09/01/2042 (A)	5,000	5,000

		10,000

Alaska — 1.8%
Alaska State, Housing Finance Authority, Ser A, RB
0.840%, 12/01/2040 (A)	2,700	2,700

Arizona — 0.8%
Arizona State University, Ser A, RB Callable 04/03/2017 @ 100
0.840%, 07/01/2034 (A)	1,200	1,200

California — 3.3%
Compton, Unified School District, Ser A, GO, BAM
2.000%, 06/01/2017	1,100	1,102
Los Angeles County, Schools, Pooled Financing Program, Ser A-3, RB
2.000%, 06/30/2017	1,000	1,003
Palm Desert, Redevelopment Agency Successor Agency, Ser A, TA
2.000%, 10/01/2017	400	402
Tender Option Bond Trust Receipts, GO Callable 08/01/2017 @ 100
1.160%, 08/01/2037 (A)(B)	2,400	2,400

		4,907

Colorado — 3.2%
Colorado State, TAN, Ser A, RB
3.000%, 06/27/2017	4,000	4,019
2.000%, 06/27/2017	1,000	1,003

		5,022

Connecticut — 1.3%
Connecticut State, Housing Finance Authority, Sub-Ser C-3, RB Callable 04/03/2017 @ 100
0.900%, 11/15/2045 (A)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Ser F, GO
4.000%, 11/15/2017	$1,000	$1,019

		2,019

Florida — 5.6%
Escambia County, Health Facilities Authority, Azalea Trace Project, Ser B, RB, AGC Callable 05/01/2017 @ 100
1.000%, 11/15/2029 (A)	700	700
JEA, Electric System Revenue, Sub-Ser A, RB
2.000%, 10/01/2017	500	503
Miami-Dade County, Industrial Development Authority, RB Callable 04/03/2017 @ 100
0.950%, 04/01/2032 (A) (C)	5,695	5,695
Monroe County, School District, RB
2.000%, 10/01/2017	100	101
Orange County, Health Facilities Authority, RB
2.000%, 08/01/2017	500	501
USF Financing, Master Lease Program, Ser A, COP
4.000%, 07/01/2017	1,000	1,007

		8,507

Georgia — 2.2%
Municipal Electric Authority of Georgia, Project One, Sub-Ser B, RB Callable 04/03/2017 @ 100
0.850%, 01/01/2048 (A) (C)	3,300	3,300

Idaho — 0.8%
Idaho State, TAN, GO
2.000%, 06/30/2017	1,250	1,253

Illinois — 4.7%
Elmhurst, Industrial Development Revenue Authority, Randall Manufacturing Production Project, RB Callable 04/03/2017 @ 100
1.360%, 02/01/2027 (A) (C)	1,715	1,715
Illinois State, Finance Authority, Ser B, RB
0.950%, 11/01/2038	4,100	4,100
Saint Clair County, McKendree College Project, RB
0.950%, 06/01/2034 (A)	1,265	1,265

		7,080

Indiana — 4.8%
Indiana State, Finance Authority, Goodwill Industries of Central Indiana Project, RB
0.990%, 12/01/2036 (A)	800	800

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	139

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, RB
0.850%, 02/01/2039 (A)	$6,400	$6,400

		7,200

Iowa — 6.1%
Iowa State, Finance Authority Pollution Control Facility, MidAmerican Energy Project, Ser B, RB Callable 04/03/2017 @ 100
0.890%, 05/01/2023 (A)	2,500	2,500
Iowa State, Finance Authority, Cedarwood Hills Project, RB
0.910%, 05/01/2031 (A)	3,000	3,000
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB Callable 04/03/2017 @ 100
1.050%, 04/02/2022 (A) (C)	2,300	2,300
Iowa State, Finance Authority, Pollution Control Facilities, Mid-American Energy Project, RB Callable 05/01/2017 @ 100
0.890%, 09/01/2036 (A)	1,500	1,500

		9,300

Kentucky — 4.0%
Louisville & Jefferson County, Metropolitan Sewer District, RB
3.500%, 11/15/2017	6,000	6,095

Louisiana — 3.2%
Ascension Parish, Industrial Development Board, BASF Project, RB Callable 05/01/2017 @ 100
0.950%, 10/01/2039 (A)	2,000	2,000
Louisiana State, Office Facilities, Capitol Complex Program, Ser A, RB
5.000%, 05/01/2017	2,725	2,733
Louisiana State, Public Facilities Authority, RB Callable 04/03/2017 @ 100
0.910%, 05/01/2042 (A)	100	100

		4,833

Maryland — 2.7%
Maryland State, Community Development Authority, RB
0.910%, 02/01/2041 (A)	1,070	1,070
Maryland State, Economic Development, RB
0.950%, 04/01/2033 (A) (C)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Housing Opportunites Commission, Multi-Family Housing Development Bonds, Ser C, RB, GNMA/ FNMA/FHLMC Callable 04/03/2017 @ 100
0.910%, 07/01/2036 (A) (C)	$2,000	$2,000

		4,070

Massachusetts — 7.3%
Massachusetts State, Department of Transportation, Ser A-1, RB
0.920%, 01/01/2029 (A)	4,400	4,400
Massachusetts State, Development Finance Agency, Partners Healthcare System, RB Callable 04/03/2017 @ 100
0.900%, 07/01/2046 (A)	150	150
Massachusetts State, Water Resources Authority, Sub-Ser A-3, RB Callable 04/03/2017 @ 100
0.890%, 08/01/2037 (A)	1,500	1,500
Quincy, BAN, GO
2.000%, 01/19/2018	2,000	2,016
Salisbury, BAN, GO
2.000%, 09/15/2017	1,000	1,004
Scituate, BAN, GO
2.000%, 02/02/2018	2,000	2,016

		11,086

Michigan — 2.0%
Michigan State, Finance Authority, Higher Education Facilities, University of Detroit Mercy Project, RB Callable 04/03/2017 @ 100
1.020%, 11/01/2040 (A) (C)	1,960	1,960
Michigan State, Strategic Fund, Kay Screen Printing Project, RB Callable 04/03/2017 @ 100
1.140%, 05/01/2020 (A) (C)	1,100	1,100

		3,060

Minnesota — 4.0%
Minnesota State, 911 Services Revenue, RB
5.000%, 06/01/2017	6,000	6,039

Mississippi — 0.2%
Mississippi State, Development Bank, RB
2.000%, 01/01/2018	250	252

140	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Missouri — 1.5%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB Callable 04/03/2017 @ 100
0.920%, 04/15/2034 (A) (C)	$2,300	$2,300

Nevada — 1.2%
Clark County, Airport System Revenue, Ser D-2, RB
0.900%, 07/01/2040 (A)	1,875	1,875

New Jersey — 5.6%
Burlington County, Bridge Commission, RB
2.000%, 11/16/2017	5,000	5,033
Hudson County, Improvement Authority, Ser B-1, RB
2.000%, 06/27/2017	500	501
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2017	500	505
Passaic County, Ser A, GO
2.000%, 12/11/2017	1,000	1,006
Passaic County, Improvement Authority, City of Paterson Project, GO
2.500%, 06/28/2017	500	502
Wayne Township, BAN
2.000%, 07/14/2017	1,000	1,002

		8,549

New York — 6.8%
Broome County, BAN
2.000%, 05/05/2017	1,500	1,501
Corning City, School District, BAN
2.000%, 06/22/2017	1,000	1,002
New York City, Housing Development Authority, Hewitt House Apartments Project, Ser A, RB Callable 04/03/2017 @ 100
0.940%, 11/01/2048 (A) (C)	2,000	2,000
New York City, Industrial Development Agency, Jewish Board of Family Services, RB Callable 04/03/2017 @ 100
0.920%, 07/01/2025 (A) (C)	1,200	1,200
New York State, Dormitory Authority, Rockefeller University Project, Ser B, RB Callable 04/03/2017 @ 100
0.950%, 07/01/2040 (A)	1,500	1,500
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB Callable 04/03/2017 @ 100
1.160%, 06/01/2024 (A) (C)	885	885

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Phelps-Clifton Springs, Central School District, BAN
1.500%, 06/30/2017	$500	$500
Triborough Bridge & Tunnel Authority, Ser A, RB Callable 05/04/2017 @ 100
0.920%, 11/01/2035 (A) (C)	200	200
Westchester County, Industrial Development Authority, RB
0.910%, 11/01/2024 (A)	1,500	1,500

		10,288

Ohio — 4.5%
American Municipal Power, Electric System Improvement Authority, Village of Holiday City Project, RB
1.250%, 05/02/2017	1,000	1,000
Deer Park, School District, BAN
2.000%, 07/13/2017	1,000	1,003
Elyria, BAN, GO
1.125%, 05/25/2017	600	600
Franklin County, HealthCare Facilities Refunding and Improvement Authority, Ohio Presbyterian Retirement Services Project, RB Callable 04/06/2017 @ 100
0.940%, 07/01/2035 (A) (C)	400	400
Hamilton County, HealthCare Facilities Authority, Children’s Home Project, RB Callable 04/03/2017 @ 100
0.920%, 03/01/2033 (A) (C)	1,000	1,000
Hamilton, Multi-Family Housing Authority, Affordable Housing Project, Ser B, RB Callable 04/03/2017 @ 100
1.050%, 01/01/2035 (A) (C)	1,694	1,694
Winton Woods City, School District, BAN
1.750%, 07/27/2017	1,100	1,102

		6,799

Pennsylvania — 3.1%
Bucks County, Water & Sewer Authority, RB
1.500%, 06/01/2017	470	470
Montgomery County, Industrial Development Authority, RB
1.000%, 11/15/2029	1,700	1,700
Philadelphia, Gas Works Authority, Ser D, RB Callable 05/01/2017 @ 100
0.910%, 08/01/2031 (A) (C)	600	600
Philadelphia, Ser A, GO
2.000%, 06/30/2017	1,600	1,604
Seneca Valley, School District, Ser B, GO
0.700%, 04/01/2017	350	350

		4,724

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	141

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Rhode Island — 1.3%
East Providence, GO
2.000%, 07/27/2017	$2,000	$2,006

Tennessee — 3.3%
Clarksville, Public Building Authority, RB Callable 05/01/2017 @ 100
0.960%, 06/01/2029 (A) (C)	5,000	5,000

Texas — 1.7%
Harris County, Cultural Education Facilities Finance, Sub-Ser C-1, RB Callable 04/03/2017 @ 100
0.960%, 12/01/2024 (A)	100	100
Texas State, GO Callable 05/01/2017 @ 100
0.880%, 12/01/2047 (A)	2,500	2,500

		2,600

Utah — 1.9%
Emery County, Pollution Control, RB Callable 04/03/2017 @ 100
0.850%, 11/01/2024 (A) (C)	2,800	2,800

Virginia — 2.0%
Albemarle County, Industrial Development Authority, Jefferson Scholars Foundation Project, RB Callable 04/03/2017 @ 100
0.940%, 10/01/2037 (A) (C)	2,000	2,000
Loudoun County, Economic Development Authority, RB
5.000%, 12/01/2017	1,000	1,027

		3,027

Washington — 0.9%
Auburn School District No. 408 of King & Pierce Counties, GO
3.000%, 12/01/2017	400	406
Tobacco Settlement Authority, RB
5.000%, 06/01/2017	1,000	1,006

		1,412

Wisconsin — 1.4%
Oshkosh, Industrial Development Authority, Oshkosh Coil Spring Project, Ser A, RB Callable 04/03/2017 @ 100
1.140%, 12/01/2020 (A) (C)	700	700

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser C, RB Callable 04/03/2017 @ 100
0.910%, 01/01/2031 (A)	$1,400	$1,400

		2,100

Total Municipal Bonds (Cost $151,427) ($ Thousands)		151,403

Total Investments — 99.8% (Cost $151,427) ($ Thousands)		$151,403

Percentages are based on Net Assets of $151,763 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $2,400 ($ Thousands), representing 1.6% of the Net Assets of the Fund.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

AGC — Assured Guaranty Corporation

BAM — Build America Mutual

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

As of March 31, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

142	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.9%
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2019	$9,568	$10,065
1.875%, 07/15/2019	10,898	11,576
1.375%, 07/15/2018	10,301	10,654
1.375%, 01/15/2020	13,238	13,945
1.250%, 07/15/2020	20,419	21,607
1.125%, 01/15/2021	23,043	24,261
0.625%, 07/15/2021	24,899	25,826
0.125%, 04/15/2018	33,919	34,204
0.125%, 04/15/2019	34,196	34,698
0.125%, 04/15/2020	34,180	34,689
0.125%, 04/15/2021	29,880	30,188
0.125%, 01/15/2022	27,333	27,538

Total U.S. Treasury Obligations (Cost $277,289) ($ Thousands)		279,251

	Shares

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F 0.530%**†	364,092	364

Total Cash Equivalent (Cost $364) ($ Thousands)		364

Total Investments — 100.0% (Cost $277,653) ($ Thousands)		$279,615

Percentages are based on Net Assets of $279,706 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$279,251	$—	$279,251
Cash Equivalent	364	—	—	364

Total Investments in Securities	$364	$279,251	$—	$279,615

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	143

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Dynamic Asset Allocation Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 12.1%
Amazon.com, Cl A*	1.7%	12,536	$11,114
Comcast, Cl A	0.9	149,880	5,634
Home Depot	0.9	38,782	5,694
McDonald’s	0.5	26,107	3,384
Starbucks	0.4	46,557	2,718
Walt Disney	0.8	46,181	5,236
Other Securities	6.9		46,568

			80,348

Consumer Staples — 9.0%
Altria Group	0.7	61,769	4,412
Coca-Cola	0.8	122,882	5,215
PepsiCo	0.8	45,440	5,083
Philip Morris International	0.8	49,137	5,548
Procter & Gamble	1.1	80,909	7,270
Wal-Mart Stores	0.5	47,976	3,458
Other Securities	4.3		28,959

			59,945

Energy — 6.4%
Chevron	1.0	60,226	6,467
ExxonMobil	1.6	131,800	10,809
Schlumberger, Cl A	0.5	44,437	3,471
Other Securities	3.3		21,504

			42,251

Financials — 13.8%
Bank of America	1.1	318,245	7,507
Berkshire Hathaway, Cl B*	1.5	60,330	10,056
Citigroup	0.8	87,745	5,249
Goldman Sachs Group	0.4	11,721	2,693
JPMorgan Chase	1.5	113,517	9,971
Wells Fargo	1.2	143,233	7,972
Other Securities	7.3		48,103

			91,551

Health Care — 13.2%
AbbVie	0.5	50,325	3,279
Amgen, Cl A	0.6	23,363	3,833
Bristol-Myers Squibb	0.4	53,338	2,901

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Celgene, Cl A*	0.5%	24,494	$3,048
Gilead Sciences	0.4	41,413	2,813
Johnson & Johnson	1.6	85,944	10,704
Medtronic	0.5	43,141	3,475
Merck	0.8	87,266	5,545
Pfizer	1.0	188,457	6,447
UnitedHealth Group	0.8	30,611	5,020
Other Securities	6.1		40,669

			87,734

Industrials — 9.8%
3M	0.5	18,926	3,621
Boeing	0.5	18,209	3,220
General Electric	1.2	276,193	8,231
Honeywell International	0.5	24,252	3,028
Union Pacific	0.4	25,919	2,745
Other Securities	6.7		44,405

			65,250

Information Technology — 21.4%
Alphabet, Cl A*	1.2	9,369	7,943
Alphabet, Cl C*	1.2	9,393	7,792
Apple	3.6	166,330	23,895
Broadcom, Cl A	0.4	12,775	2,797
Cisco Systems	0.8	158,872	5,370
Facebook, Cl A*	1.6	74,571	10,593
Intel	0.8	149,997	5,410
International Business
Machines	0.7	27,368	4,766
MasterCard, Cl A	0.5	29,882	3,361
Microsoft	2.4	245,096	16,142
Oracle, Cl B	0.6	94,933	4,235
Visa, Cl A	0.8	59,132	5,255
Other Securities	6.8		44,492

			142,051

Materials — 2.7%
Other Securities	2.7		18,263

Real Estate — 2.8%
Other Securities‡	2.8		18,832

Telecommunication Services — 2.3%
AT&T	1.2	195,303	8,115
Verizon Communications	0.9	129,698	6,323
Other Securities	0.2		909

			15,347

Utilities — 3.1%
Other Securities	3.1		20,458

Total Common Stock (Cost $554,071) ($ Thousands)			642,030

Total Investments — 96.6% (Cost $554,071)($ Thousands)			$642,030

144	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Percentage of Net Assets (%)	Contracts	Market Value ($ Thousands)

PURCHASED OPTION* — 0.0%
April 2017 Put on SPX, Expires 04/22/2017, Strike Price $2,180	0.0%	263	$20

Total Purchased Option (Cost $535) ($ Thousands)			20

WRITTEN OPTION* — 0.0%
April 2017 Put on SPX, Expires 04/22/2017, Strike Price $2,070	0.0	(263)	(11)

Total Written Option (Premiums Received $254) ($ Thousands)			$(11)

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
CAC40 10 Euro Index	235	Apr-2017	$260
Dax Index	39	Jun-2017	247
IBEX 35 Index	115	Apr-2017	274
S&P 500 Index E-MINI	(437)	Jun-2017	265
Topix Index	231	Jun-2017	(582)

			$464

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/10/17	USD	1,904	JPY	212,768	$6
04/10/17	USD	2,836	JPY	315,773	(1)
04/10/17	USD	12,979	CAD	17,275	(23)
04/10/17	USD	16,498	SGD	23,016	(23)
04/10/17	USD	70	TWD	2,158	2
04/10/17	USD	16,648	TWD	504,442	(23)
04/10/17	USD	12,527	MXN	268,823	1,725
07/10/17	USD	13,656	MXN	259,999	(62)
04/10/17-07/10/17	CAD	35,000	USD	26,513	246
07/10/17	SGD	23,016	USD	16,506	15
04/10/17-07/10/17	SGD	23,237	USD	16,327	(305)
04/10/17	USD	66,779	KRW	74,460,460	(174)
04/10/17	USD	69,404	EUR	64,688	(189)
04/10/17-07/10/17	EUR	68,657	USD	73,998	228
04/10/17-07/10/17	EUR	61,518	USD	64,398	(1,429)
04/10/17-07/10/17	USD	196,709	INR	13,190,944	5,670
04/10/17-07/10/17	MXN	271,199	USD	14,431	61
04/10/17	MXN	8,824	USD	422	(46)
07/10/17	JPY	315,773	USD	2,847	1
04/10/17-07/10/17	JPY	542,534	USD	4,673	(199)
07/10/17	TWD	505,241	USD	16,730	29
04/10/17	TWD	506,600	USD	16,182	(515)

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/10/17	INR	6,577,322	USD	101,361	$75
04/10/17-07/10/17	INR	120,200	USD	1,815	(26)
07/10/17	KRW	74,494,360	USD	66,852	105
04/10/17	KRW	74,460,460	USD	61,699	(4,907)
01/09/18	SAR	125,029	USD	33,039	(269)

					$(28)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(333,143)	$338,594	$5,451
Bank of Montreal	(38,389)	38,605	216
BNP Paribas	(1,790)	1,796	6
Citigroup	(40,977)	42,698	1,721
Goldman Sachs	(68,398)	67,044	(1,354)
HSBC	(744)	746	2
JPMorgan Chase Bank	(4,956)	5,010	54
Morgan Stanley	(112,011)	106,757	(5,254)
Societe Generale	(137,550)	137,498	(52)
Standard Chartered	(142,575)	142,146	(429)
UBS	(53,218)	52,870	(348)
Westpac Banking	(986)	945	(41)

			$(28)

Percentages are based on a Net Assets of $664,881 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

S&P— Standard & Poor’s

SAR— Saudi Riyal

SGD— Singapore Dollar

SPX— S&P 500 Index

TWD— Taiwan Dollar

USD — United States Dollar

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	145

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Dynamic Asset Allocation Fund (Concluded)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$642,030	$—	$—	$642,030

Total Investments in Securities	$642,030	$—	$—	$642,030

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$20	$—	$—	$20
Written Option	(11)	—	—	(11)
Futures Contracts*
Unrealized Appreciation	1,046	—	—	1,046
Unrealized Depreciation	(582)	—	—	(582)
Forwards Contracts*
Unrealized Appreciation	—	8,163	—	8,163
Unrealized Depreciation	—	(8,191)	—	(8,191)

Total Other Financial Instruments	$473	$(28)	$—	$445

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

146	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 41.4%

Consumer Discretionary — 9.4%
Adient (A)	30,400	$2,209
Amazon.com, Cl A*	519	460
AMC Entertainment Holdings, Cl A	44,165	1,389
American Eagle Outfitters	71,978	1,010
Bandai Namco Holdings	10,900	326
Belmond, Cl A*	27,483	332
BJ’s Restaurants*	4,097	165
Bob Evans Farms	11,432	742
Boyd Gaming*	34,028	749
Burlington Stores*	1,943	189
Cabela’s*	1,835	97
Callaway Golf	162,389	1,798
Camping World Holdings, Cl A	4,034	130
Carnival	10,494	618
Comcast, Cl A	17,494	658
Darden Restaurants	1,047	88
Drive Shack	173,873	722
Eldorado Resorts*	30,518	578
Extended Stay America	166,030	2,646
Gap	55,646	1,352
H&R Block	23,353	543
Hennes & Mauritz, Cl B	17,902	459
Hilton Worldwide Holdings (A)	36,147	2,113
Home Depot	4,175	613
HUGO BOSS	9,775	715
Industria de Diseno Textil	8,713	308
Interpublic Group	14,651	360
John Wiley & Sons, Cl A	2,544	137
Kate Spade*	38,051	884
Kohl’s	10,704	426

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lear	3,312	$469
Liberty Global LiLAC, Cl C*	77,568	1,787
Live Nation*	12,479	379
lululemon athletica*	2,650	137
Madison Square Garden*	5,292	1,057
Mediaset	21,701	90
Mediaset Espana Comunicacion	48,040	621
Melco Crown Entertainment ADR	74,000	1,372
MGM Mirage	21,995	603
Michael Kors Holdings*	257	10
Monro Muffler	6,058	316
Nitori Holdings	2,200	278
Nordstrom	14,083	656
Norwegian Cruise Line Holdings*	20,841	1,057
Pandora	3,234	359
Penn National Gaming*	96,894	1,786
Ross Stores	5,315	350
Shaw Communications, Cl B	17,300	358
Shimamura	2,700	356
Sirius XM Holdings	68,790	354
Six Flags Entertainment	15,872	944
Starbucks	9,988	583
Start Today	28,900	639
Time Warner	57,210	5,590
Urban Outfitters*	15,014	357
Visteon*	9,232	904
Walt Disney	5,570	632
William Lyon Homes, Cl A*, (A)	108,891	2,245
World Wrestling Entertainment, Cl A	31,751	705

		47,810

Consumer Staples — 3.3%
Bunge	517	41
Campbell Soup	6,001	344
Colgate-Palmolive	4,829	354
Flowers Foods	14,035	273
Hain Celestial Group*	14,761	549
Hostess Brands*	27,421	435
Jeronimo Martins	33,432	600
Kirin Holdings	16,400	309
Kraft Heinz	10,664	968
Kroger	19,882	586
Lancaster Colony	2,442	315
Lion	36,000	647
Marine Harvest	21,871	333
Mead Johnson Nutrition, Cl A	49,631	4,421
Molson Coors Brewing, Cl B	8,774	840
Nestle	7,272	558
Philip Morris International	6,029	681
Pilgrim’s Pride	22,000	495
Procter & Gamble	6,669	599
Saputo	10,500	361

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	147

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spectrum Brands Holdings	2,590	$360
Suntory Beverage & Food	5,300	223
Swedish Match	15,343	501
Tyson Foods, Cl A	19,449	1,200
Unilever	20,092	998

		16,991

Energy — 2.8%
Chevron	3,219	346
ExxonMobil	6,102	500
Galp Energia SGPS	11,575	176
Gran Tierra Energy*	233,359	616
Halcon Resources*	76,206	587
Husky Energy*	38,100	429
Key Energy Services*	22,986	534
Mammoth Energy Services*	7,409	159
Neste	9,905	387
NexGen Energy*	177,428	419
ONEOK Partners (B)	79,822	4,310
Patterson-UTI Energy	49,963	1,213
Royal Dutch Shell, Cl A	4,751	125
Ultra Petroleum*	35,951	240
Valero Energy	7,018	465
Viper Energy Partners (B)	50,830	914
Western Refining	79,754	2,797

		14,217

Financials — 1.5%
Allied World Assurance Holdings	41,846	2,222
Berkshire Hathaway, Cl B*	1,052	175
Erste Group Bank	11,228	367
FNF Group	7,665	298
Fortress Investment Group, Cl A (B)	62,250	495
Hang Seng Bank	17,300	351
Northern Trust	3,963	343
Opus Bank	24,120	486
PrivateBancorp, Cl A	2,027	120
State Street	6,784	540
Toronto-Dominion Bank	13,300	664
Zions Bancorporation	36,869	1,549

		7,610

Health Care — 2.6%
Air Methods*	12,431	535
Akorn*	12,835	309
Alere*	4,003	159
Astellas Pharma	39,400	518
Biogen*	1,772	485
Bristol-Myers Squibb	7,646	416
Bruker BioSciences	24,900	581
Cigna	2,631	385
Exelixis*	14,566	316

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Galenica	476	$502
Gilead Sciences	945	64
Hoya	13,500	649
ICON*	5,947	474
Idexx Laboratories*	2,303	356
Illumina*	3,783	646
Mallinckrodt*	5,617	250
Mettler Toledo International*	1,475	706
Novo Nordisk, Cl B	13,211	455
Recordati	5,284	180
Roche Holding	495	127
Sumitomo Dainippon Pharma	26,400	435
Taro Pharmaceutical Industries*	4,107	479
United Therapeutics*	4,421	599
Universal Health Services, Cl B	4,486	558
Valeant Pharmaceuticals International*	1,800	20
Varex Imaging*	66,849	2,246
VWR*	6,387	180
WellCare Health Plans*	5,117	717

		13,347

Industrials — 5.1%
3M	1,866	357
ACS Actividades de Construccion y Servicios	9,464	323
Aena (C)	14,300	2,268
Boeing	1,962	347
Builders FirstSource*, (A)	144,949	2,160
BWX Technologies, Cl W (A)	48,000	2,285
Central Japan Railway	3,100	505
CK Hutchison Holdings	29,000	357
Commercial Vehicle Group*	5,447	37
Covanta Holding	98,405	1,545
Curtiss-Wright	3,721	340
Delta Air Lines, Cl A (A)	43,486	1,999
Deutsche Lufthansa	40,588	660
Elbit Systems	2,723	309
General Dynamics	1,861	348
Hawaiian Holdings*	7,731	359
Herc Holdings*	10,537	515
HOCHTIEF	4,302	713
ISS	9,067	344
Japan Airlines	15,500	490
Jardine Strategic Holdings	7,000	294
JetBlue Airways*	51,227	1,056
Manitowoc	105,668	602
ManpowerGroup	2,967	304
Mitsubishi Electric	40,000	573
MTR	66,000	371
Northrop Grumman	1,451	345
Republic Services	5,686	357
Robert Half International	10,645	520
Rollins	9,833	365

148	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spirit AeroSystems Holdings, Cl A	5,862	$340
Teledyne Technologies*	2,758	349
United Continental Holdings*, (A)	36,583	2,584
United Technologies	3,165	355
Vestas Wind Systems	6,338	517
Waste Management	4,900	357
West	14,103	344

		25,894

Information Technology — 9.0%
Akamai Technologies*	5,518	329
Applied Materials	13,774	536
Aspen Technology*	6,024	355
Brocade Communications Systems	257,301	3,211
CDK Global	5,333	347
Citrix Systems*	9,167	764
CommerceHub*	46,238	716
Constellation Software	1,100	539
Dell Technologies - VMware, Cl V*	31,482	2,017
DH	43,460	822
Exar*	70,299	915
F5 Networks, Cl A*	4,810	686
Facebook, Cl A*	5,383	765
Five9*	58,250	959
Harmonic, Cl A*	82,748	492
Hortonworks*	43,233	424
IAC*	4,784	353
Immersion*	35,349	306
Impinj*	15,837	479
Instructure*	38,973	912
Integrated Device Technology*	61,034	1,445
Itochu Techno-Solutions	6,400	188
Jack Henry & Associates	3,766	351
Kakaku.com	29,600	402
KLA-Tencor	3,860	367
Logitech International	21,732	691
Manhattan Associates*	7,168	373
MasterCard, Cl A	3,198	360
Match Group*	132,706	2,167
Maxim Integrated Products	7,902	355
MercadoLibre	1,492	315
Mixi	10,900	524
MobileIron*	129,180	562
Mobileye*	66,757	4,099
NetApp	8,899	372
Nintendo ADR	50,728	1,472
Nomura Research Institute	6,300	232
Nuance Communications*	17,887	310
NXP Semiconductors*	54,449	5,635
Oracle Japan	6,200	354
Pandora Media*	18,445	218
QuickLogic*	83,778	149

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Red Hat*	4,344	$376
Rubicon Project*	110,600	651
Seagate Technology	13,738	631
Skyworks Solutions	6,349	622
Take-Two Interactive Software, Cl A*	6,223	369
Telit Communications	17,457	77
Teradata*	20,726	645
Teradyne	23,107	719
Twilio, Cl A*	8,196	237
VeriSign*	6,075	529
VMware, Cl A*	7,716	711
Yahoo!*	36,879	1,712
Zynga, Cl A*	480,480	1,369

		45,516

Materials — 3.9%
Albemarle	3,346	353
Avery Dennison	4,434	357
Cabot	10,280	616
Chemours	15,269	588
Chemtura*	2,002	67
Constellium, Cl A*	267,521	1,739
Dominion Diamond	14,488	183
E.I. Du Pont de Nemours	19,666	1,580
Evonik Industries	3,382	110
Fletcher Building	41,427	241
Fortescue Metals Group	70,082	333
Headwaters, Cl A*	23,663	556
Huntsman	15,639	384
Ingevity*, (A)	36,937	2,248
Louisiana-Pacific*	20,100	499
LyondellBasell Industries, Cl A	4,614	421
Monsanto	39,803	4,506
Norbord	78,107	2,217
Reliance Steel & Aluminum	952	76
Silgan Holdings	6,029	358
Sonoco Products	6,708	355
Steel Dynamics	17,754	617
TimkenSteel*	16,939	320
Valvoline	19,689	483
Worthington Industries	7,837	353

		19,560

Real Estate — 0.5%
Ashford Hospitality Trust‡	13,389	85
FelCor Lodging Trust‡	51,161	384
Gaming and Leisure Properties‡	24,041	804
New York‡	131,258	1,272

		2,545

Telecommunication Services — 2.6%
AT&T	14,027	583

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	149

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BCE	8,202	$363
Cincinnati Bell*	67,365	1,192
FairPoint Communications*	25,738	427
KDDI	6,200	163
Level 3 Communications*	87,810	5,025
Lumos Networks*	25,482	451
Millicom International Cellular	4,573	256
Nippon Telegraph & Telephone	11,500	490
NTT DOCOMO	21,100	491
PCCW	574,000	338
Spark New Zealand	185,751	455
Swisscom	808	373
Telenor	22,045	367
Zayo Group Holdings*	72,348	2,380

		13,354

Utilities — 0.7%
8Point3 Energy Partners, Cl A (B)	47,772	648
Ameren	6,546	357
Canadian Utilities, Cl A	12,700	371
Centerpoint Energy	12,944	357
CLP Holdings, Cl B	56,000	586
DTE Energy	1,953	199
EDP - Energias de Portugal	31,842	108
Hong Kong & China Gas	185,000	370
Osaka Gas	71,000	270
Power Assets Holdings	40,500	349
Toho Gas	17,000	120

		3,735

Total Common Stock (Cost $198,407) ($ Thousands)		210,579

REGISTERED INVESTMENT COMPANIES — 32.6%
AQR Managed Futures Strategy HV Fund , Cl I	1,581,822	14,521
ASG Managed Futures Strategy Fund , Cl Y	1,688,825	16,686
Blackrock Global Long/Short Credit Fund , Cl I	4,992,702	51,075
Merger Fund , Cl I	3,231,508	50,735
SEI Institutional Managed Trust Long/Short
Alternative Fund , Cl Y †	3,142,922	32,906

Total Registered Investment Companies (Cost $172,097) ($ Thousands)		165,923

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 5.5%

Consumer Discretionary — 0.8%
Altice Financing
7.500%, 05/15/2026 (C)	$425	452

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bon-Ton Department Stores
8.000%, 06/15/2021	$315	$126
Cengage Learning
9.500%, 06/15/2024 (C)	185	166
Chester Downs & Marina
9.250%, 02/01/2020 (C)	185	189
CSC Holdings
10.875%, 10/15/2025 (C)	125	150
10.125%, 01/15/2023 (C)	130	151
Diamond Resorts International
10.750%, 09/01/2024 (C)	85	88
DISH DBS
5.875%, 11/15/2024	150	158
Guitar Center
9.625%, 04/15/2020 (C)	200	137
Hilton Domestic Operating
4.250%, 09/01/2024 (C)	150	148
iHeartCommunications PIK
14.000%, 02/01/2021	616	206
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (C) (D)	180	162
Jacobs Entertainment
7.875%, 02/01/2024 (C)	95	98
KFC Holding
5.250%, 06/01/2026 (C)	150	153
McClatchy
9.000%, 12/15/2022	150	156
Penn National Gaming
5.625%, 01/15/2027 (C)	165	164
Radio One
9.250%, 02/15/2020 (C)	305	294
7.375%, 04/15/2022 (C)	300	314
Scientific Games International
10.000%, 12/01/2022	150	160
7.000%, 01/01/2022 (C)	225	240
SFR Group
7.375%, 05/01/2026 (C)	145	149
Townsquare Media
6.500%, 04/01/2023 (C)	55	55
Viking Cruises
8.500%, 10/15/2022 (C)	145	150
Ziggo Secured Finance BV
5.500%, 01/15/2027 (C)	200	200

		4,266

Consumer Staples — 0.1%
New Albertsons
7.450%, 08/01/2029	385	365
Rite Aid
7.700%, 02/15/2027	125	140

150	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SUPERVALU
6.750%, 06/01/2021	$	150	$149

			654

Energy — 1.3%
California Resources
8.000%, 12/15/2022 (C)		170	138
CONSOL Energy
5.875%, 04/15/2022		155	153
Crestwood Midstream Partners
5.750%, 04/01/2025 (C)		245	250
Ensco
5.750%, 10/01/2044		165	125
EP PetroEcuador via Noble Sovereign Funding I
6.787%, 09/24/2019 (E)		266	266
Halcon Resources
6.750%, 02/15/2025 (C)		155	152
Jupiter Resources
8.500%, 10/01/2022 (C)		205	168
Noble Holding International
7.750%, 01/15/2024		170	163
Parker Drilling
6.750%, 07/15/2022		200	177
Petrobras Global Finance BV
8.375%, 05/23/2021		729	823
6.125%, 01/17/2022		438	460
Petroleos Mexicanos
6.375%, 02/04/2021		549	595
5.375%, 03/13/2022		395	414
4.770%, 03/11/2022 (E)		278	299
4.250%, 01/15/2025		330	318
Petroleos Mexicanos MTN
6.875%, 08/04/2026		196	218
1.875%, 04/21/2022		456	472
Rowan
5.850%, 01/15/2044		240	185
Sabine Pass Liquefaction
5.625%, 04/15/2023		200	217
Southwestern Energy
4.950%, 01/23/2025		150	148
Transocean
9.100%, 12/15/2041		25	24
6.800%, 03/15/2038		290	238
5.550%, 10/15/2022		135	127
Weatherford International
5.950%, 04/15/2042		250	218

			6,348

Financials — 0.7%
Ally Financial
5.125%, 09/30/2024		150	154

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BCD Acquisition
9.625%, 09/15/2023 (C)		$140	$151
Care Capital Properties
5.125%, 08/15/2026		150	149
Citigroup Global Markets Holdings MTN (F)
0.000%, 09/14/2017	EGP	10,980	560
0.000%, 09/21/2017		11,007	562
0.000%, 10/26/2017		11,418	570
CNG Holdings
9.375%, 05/15/2020 (C)		$105	96
Credit Acceptance
7.375%, 03/15/2023		100	101
6.125%, 02/15/2021		205	204
JPMorgan Chase (E)
6.000%, 12/29/2049		220	230
5.150%, 04/05/2023		230	232
Navient
7.250%, 09/25/2023		100	101
6.625%, 07/26/2021		100	103
6.500%, 06/15/2022		35	35
Springleaf Finance
7.750%, 10/01/2021		205	218
Starwood Property Trust
5.000%, 12/15/2021 (C)		150	156

			3,622

Health Care — 0.6%
Centene
4.750%, 01/15/2025		150	151
CHS
6.250%, 03/31/2023		225	229
Envision Healthcare
6.250%, 12/01/2024 (C)		130	136
Greatbatch
9.125%, 11/01/2023 (C)		155	164
Kindred Healthcare
6.375%, 04/15/2022		250	233
Monitronics International
9.125%, 04/01/2020		545	527
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (C)		235	219
Select Medical
6.375%, 06/01/2021		250	252
Tenet Healthcare
8.125%, 04/01/2022		455	475
Valeant Pharmaceuticals International
7.000%, 03/15/2024 (C)		30	31
VPII Escrow
7.500%, 07/15/2021 (C)		610	534

			2,951

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	151

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 0.8%
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (C)	$	150	$143
AMN Healthcare
5.125%, 10/01/2024 (C)		150	151
Builders FirstSource
5.625%, 09/01/2024 (C)		150	152
Cenveo
8.500%, 09/15/2022 (C)		355	217
6.000%, 08/01/2019 (C)		100	82
Global A&T Electronics
10.000%, 02/01/2019 (C)(G)		450	324
Icahn Enterprises
6.750%, 02/01/2024 (C)		210	217
6.250%, 02/01/2022 (C)		150	152
Mexico City Airport Trust
5.500%, 10/31/2046		400	394
New Enterprise Stone & Lime
10.125%, 04/01/2022 (C)		90	95
Optimas OE Solutions Holding
8.625%, 06/01/2021 (C)		105	99
Prime Security Services Borrower
9.250%, 05/15/2023 (C)		450	493
RR Donnelley & Sons
6.000%, 04/01/2024		390	363
RZD Capital PLC
4.375%, 03/01/2024		600	601
Xerium Technologies
9.500%, 08/15/2021		280	285

			3,768

Information Technology — 0.4%
BMC Software Finance
8.125%, 07/15/2021 (C)		100	101
Boxer Parent PIK
9.000%, 10/15/2019 (C)		250	249
Diamond 1 Finance
8.350%, 07/15/2046 (C)		95	123
8.100%, 07/15/2036 (C)		150	188
7.125%, 06/15/2024 (C)		275	304
Harland Clarke Holdings
9.250%, 03/01/2021 (C)		200	195
8.375%, 08/15/2022 (C)		80	82
Micron Technology
5.250%, 08/01/2023 (C)		280	287
Rackspace Hosting
8.625%, 11/15/2024 (C)		290	306
Symantec
5.000%, 04/15/2025 (C)		200	205

			2,040

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials — 0.4%
Allegheny Technologies
9.375%, 06/01/2019		$175	$192
Alpha 3 BV
6.250%, 02/01/2025 (C)		100	101
Blue Cube Spinco
9.750%, 10/15/2023		250	299
Cornerstone Chemical
9.375%, 03/15/2018 (C)		390	392
First Quantum Minerals
7.500%, 04/01/2025 (C)		75	76
7.250%, 04/01/2023 (C)		35	35
7.000%, 02/15/2021 (C)		175	180
Freeport-McMoRan
5.450%, 03/15/2043		265	224
Nyrstar Netherlands Holdings BV MTN
6.875%, 03/15/2024 (C)	EUR	165	177
Rain CII Carbon
7.250%, 04/01/2025 (C)		$310	307
TPC Group
8.750%, 12/15/2020 (C)		175	159

			2,142

Real Estate — 0.0%
Howard Hughes
5.375%, 03/15/2025 (C)		90	89

Telecommunication Services — 0.4%
CenturyLink
6.750%, 12/01/2023		35	37
5.625%, 04/01/2025		280	266
Digicel
6.000%, 04/15/2021 (C)		215	195
Digicel Group
7.125%, 04/01/2022 (C)		200	156
6.750%, 03/01/2023 (C)		100	89
Embarq
7.995%, 06/01/2036		150	149
GTH Finance BV
6.250%, 04/26/2020		424	446
Intelsat Jackson Holdings
7.250%, 10/15/2020		165	150
Sprint
7.875%, 09/15/2023		200	222
T-Mobile USA
6.375%, 03/01/2025		150	162

			1,872

Total Corporate Obligations (Cost $27,385) ($ Thousands)			27,752

152	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 3.3%
Argentine Bonos del Tesoro
22.750%, 03/05/2018	ARS	5,757	$389
Argentine Republic Government International Bond
8.750%, 06/02/2017		$1,489	1,506
7.820%, 12/31/2033	EUR	1,201	1,344
7.820%, 12/31/2033		407	460
6.875%, 01/26/2027 (C)		$155	157
5.625%, 01/26/2022		376	385
5.000%, 01/15/2027	EUR	261	261
3.875%, 01/15/2022		776	823
2.260%, 12/31/2038 (D)		1,426	921
2.260%, 12/31/2038 (D)		228	145
Eastern and Southern African Trade and Development Bank MTN
5.375%, 03/14/2022		$290	294
Ecuador Government International Bond
10.750%, 03/28/2022		263	278
Egypt Government International Bond MTN
6.125%, 01/31/2022		499	519
Hellenic Republic Government Bond
4.750%, 04/17/2019 (C)	EUR	835	846
3.000%, 02/24/2023 (D)		87	77
3.000%, 02/24/2024 (D)		87	75
3.000%, 02/24/2025 (D)		87	75
3.000%, 02/24/2026 (D)		87	73
3.000%, 02/24/2027 (D)		87	73
3.000%, 02/24/2028 (D)		87	70
3.000%, 02/24/2029 (D)		87	68
3.000%, 02/24/2030 (D)		87	67
3.000%, 02/24/2031 (D)		87	66
3.000%, 02/24/2032 (D)		87	65
3.000%, 02/24/2033 (D)		87	64
3.000%, 02/24/2034 (D)		87	63
3.000%, 02/24/2035 (D)		87	62
3.000%, 02/24/2036 (D)		87	62
3.000%, 02/24/2037 (D)		87	61
3.000%, 02/24/2038 (D)		87	61
3.000%, 02/24/2039 (D)		87	61
3.000%, 02/24/2040 (D)		87	61
3.000%, 02/24/2041 (D)		87	61
3.000%, 02/24/2042 (D)		87	61
Honduras Government International Bond
8.750%, 12/16/2020		$200	227
Iraq Government International Bond
5.800%, 01/15/2028		701	618
Mauritius Investment
6.500%, 10/13/2026		200	204
Oman Government International Bond
3.875%, 03/08/2022		637	644
Paraguay Government International Bond
4.625%, 01/25/2023		533	554

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.625%, 01/25/2023		$200	$208
Petroleos Mexicanos MTN
3.750%, 02/21/2024	EUR	196	213
Republic of South Africa Government Bond
10.500%, 12/21/2026	ZAR	8,762	723
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042		$600	659
4.750%, 05/27/2026		1,000	1,043
Second Pakistan International Sukuk
6.750%, 12/03/2019		321	340
Ukraine Government International Bond
7.750%, 09/01/2019		703	717
7.750%, 09/01/2021		467	460
7.750%, 09/01/2027		554	508

Total Sovereign Debt (Cost $16,553) ($ Thousands)			16,772

U.S. TREASURY OBLIGATION — 2.5%
United States Treasury Bills
0.754%, 11/09/2017 (F)		13,000	12,929

Total U.S. Treasury Obligation (Cost $12,940) ($ Thousands)			12,929

LOAN PARTICIPATIONS — 1.4%
84 Lumber, Initial Term Loan, 1st Lien
6.750%, 10/25/2023		148	149
Acosta (fka Acosta Holdco), Tranche B-1 Loan, 1st Lien
4.289%, 09/26/2021		156	146
AgroFresh, Term Loan, 1st Lien
5.750%, 07/31/2021		133	132
Air Medical Group Holdings, Initial Term Loan, 1st Lien
4.250%, 04/28/2022		148	147
Albaugh, LLC, Initial Term Loan, 1st Lien
6.000%, 05/31/2021		148	149
Alliance HealthCare Services, Initial Term Loan, 1st Lien
4.381%, 06/03/2019		22	22
4.356%, 06/03/2019		26	26
4.288%, 06/03/2019		55	55
4.259%, 06/03/2019		44	44
Aricent Technologies (Aricent US), Initial Term Loan, 1st Lien
5.500%, 04/14/2021		304	304

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	153

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Aruba Investments, USD Term B-1 Loan, 1st Lien
4.500%, 02/02/2022	$	220	$220
BioClinica Holding I, LP, Initial Term Loan, 1st Lien
5.250%, 10/20/2023		49	50
BMC Software, Term Loan, 1st Lien
5.000%, 09/10/2020		74	74
Brickman Group Ltd. LLC, The, Initial Term Loan, 1st Lien
4.022%, 12/18/2020		5	5
4.000%, 12/18/2020		170	170
Calceus Acquisition, Term B-1 Loan, 1st Lien
5.060%, 01/31/2020		199	172
Cengage Learning, 2016 Refinancing Term Loan,
5.250%, 06/07/2023		53	51
Cengage Learning, Term Loan B, 1st Lien
5.250%, 06/07/2023		98	94
Change Healthcare Holdings (fka Emdeon), Closing Date Term Loan, 1st Lien
3.750%, 03/01/2024		104	104
CHS/Community Health Systems, Incremental 2021 Term H Loan,
4.054%, 01/27/2021		200	197
Communications Sales & Leasing, (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.000%, 10/24/2022		156	155
CompuCom Systems, Cov-Lite, Term Loan, 1st Lien
4.250%, 05/09/2020		190	158
Cumulus Media Holdings, Term Loan, 1st Lien
4.250%, 12/23/2020		380	285
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited), 2015-1 Additional Term Loan,
4.304%, 11/04/2021		116	117
4.289%, 11/04/2021		29	29
4.250%, 11/04/2021		5	5
Endo Luxembourg Finance SARL, 2015 Incremental Term B Loan,
3.813%, 09/26/2022		90	89
Expera, Term Loan, 1st Lien
0.000%, 11/03/2023 (H)		58	58
Fort Dearborn Holding, Initial Term Loan, 1st Lien
5.000%, 10/19/2023		150	151
Gates Global LLC, Term Loan B, 1st Lien
4.250%, 07/06/2021		164	164
Go Daddy Operating LLC (GD Finance Co), Initial Term Loan, 1st Lien
3.412%, 02/15/2024 (H)		43	43
Hoffmaster Group, Initial Term Loan, 1st Lien
5.500%, 11/21/2023		200	202

Description		Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Lantherus Medical, Term Loan, 1st Lien
7.000%, 06/30/2022	$	150	$150
Lantheus Medical, Term Loan, 1st Lien
0.000%, 06/30/2022 (H)		104	104
Lumiileds, Cov-Lite, Term Loan, 1st Lien
0.000%, 03/15/2024 (H)		101	101
Mashantucket (Western) Pequot Tribe, Term A Loan, 1st Lien
5.000%, 07/01/2018		142	129
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
9.375%, 06/30/2020		525	471
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.500%, 10/13/2023		146	146
Mount Airy LLC, Term Loan, 1st Lien
0.000%, 04/19/2018 (H)		170	170
Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien
5.000%, 06/07/2019		76	73
Onex Carestream Finance LP, Term Loan, 2nd Lien
9.500%, 12/07/2019		457	405
Ortho-Clinical Diagnostics Holdings Luxembourg SARL, Initial Term Loan, 1st Lien
4.750%, 06/30/2021		250	248
Red Lobster, Term Loan, 1st Lien
0.000%, 07/28/2021 (H)		148	149
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term B-1 Loan, 1st Lien
5.250%, 07/16/2021		181	153
Sprint Communications, Initial Term Loan, 1st Lien
3.313%, 02/02/2024		334	333
Syniverse Holdings, Initial Term Loan, 1st Lien
4.039%, 04/23/2019		214	197
Syniverse Holdings, Tranche B Term Loan, 1st Lien
4.000%, 04/23/2019		121	111
Team Health Holdings, Initial Term Loan, 1st Lien
3.750%, 02/06/2024		150	149
UPC Financing Partnership , Facility AP, 1st Lien
3.662%, 04/15/2025		158	158
Virgin Media Bristol LLC, I Facility, 1st Lien
3.662%, 01/31/2025		172	173

Total Loan Participations (Cost $7,170) ($ Thousands)			7,187

154	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.2%

Financials — 0.2%
FHLMC, 8.375%* (E)	74,779	$467
FNMA, 8.250%* (E)	65,836	434

Total Preferred Stock (Cost $465) ($ Thousands)		901

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.1%

Puerto Rico — 0.1%
Government Development Bank for Puerto Rico, Ser H, RB
5.000%, 08/01/2023 (G)	$85	13
4.500%, 08/01/2019 (G)	20	3
4.150%, 08/01/2017 (G)	10	2
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/2019 (G)	15	2
Government Development Bank for Puerto Rico, Ser Senior A, RB
5.500%, 08/01/2020 (G)	15	3
Government Development Bank for Puerto Rico, Ser Senior B, RB
4.704%, 05/01/2016 (G)	5	1
Government Development Bank for Puerto Rico, Ser Senior C, RB
5.400%, 08/01/2019 (G)	20	3
Puerto Rico Commonwealth, GO
8.000%, 07/01/2035 (G)	500	310

		337

Texas — 0.0%
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	300	319

Total Municipal Bonds (Cost $722) ($ Thousands)		656

CONVERTIBLE BONDS — 0.1%
Liberty Media CV to 22.94686
4.000%, 11/15/2029	400	244
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (C)	230	297

Total Convertible Bonds (Cost $541) ($ Thousands)		541

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITY — 0.0%

Non-Agency Mortgage-Backed Obligations — 0.0%
Motel 6 Trust, Ser 2015-MTL6, Cl D
4.532%, 02/05/2020 (C)	$215	$215

Total Mortgage-Backed Security (Cost $217) ($ Thousands)		215

	Shares

CASH EQUIVALENT — 13.7%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	69,685,175	69,685

Total Cash Equivalent (Cost $69,685) ($ Thousands)		69,685

Total Investments — 100.8% (Cost $506,182) ($ Thousands)		$513,140

COMMON STOCK SOLD SHORT — (21.1)%

Consumer Discretionary — (5.2)%
adidas	(1,715)	(327)
Bayerische Motoren Werke	(10,180)	(931)
Bloomin’ Brands	(57,835)	(1,141)
CarMax*	(7,113)	(421)
Charter Communications, Cl A*	(2,192)	(718)
Cheesecake Factory	(1,036)	(66)
Cie Financiere Richemont	(7,390)	(585)
CST Brands	(18,653)	(897)
Daimler	(11,159)	(826)
Darden Restaurants	(4,238)	(355)
Domino’s Pizza	(1,606)	(296)
Dunkin’ Brands Group	(7,205)	(394)
Foot Locker, Cl A	(5,157)	(386)
Fossil Group*	(21,040)	(367)
Genesco*	(776)	(43)
Gentex	(33,737)	(720)
Hanesbrands	(19,208)	(399)
Harley-Davidson, Cl A	(21,537)	(1,303)
Hilton Worldwide Holdings	(9,601)	(561)
Las Vegas Sands	(6,369)	(363)
LCI Industries	(5,743)	(573)
Liberty Broadband, Cl C*	(8,030)	(694)
Liberty Global LiLAC, Cl C*	(9,909)	(228)
Marriott International, Cl A	(4,184)	(394)
Marui Group	(29,700)	(403)
MSG Networks*	(26,058)	(608)
NetFlix*	(3,481)	(515)
Nike, Cl B	(10,754)	(599)
Polaris Industries	(17,909)	(1,501)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	155

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
PulteGroup	(15,323)	$(361)
Rakuten	(35,400)	(354)
Red Rock Resorts, Cl A	(8,632)	(191)
Restaurant Brands International	(14,840)	(827)
Ross Stores	(3,237)	(213)
Select Comfort*	(38,763)	(961)
Tesla Motors*	(7,263)	(2,021)
Thor Industries	(1,838)	(177)
Tiffany	(3,212)	(306)
Under Armour, Cl A*	(25,228)	(499)
Universal Electronics*	(13,241)	(907)
VF	(29,122)	(1,601)
Wayfair, Cl A*	(17,535)	(710)
Winnebago Industries	(13,916)	(407)
Wynn Resorts	(4,562)	(523)

		(26,672)

Consumer Staples — (0.6)%
Anheuser-Busch InBev ADR	(1,604)	(176)
Campbell Soup	(3,925)	(225)
Coca-Cola European Partners	(14,033)	(529)
Coty, Cl A	(25,500)	(463)
Fresh Del Monte Produce	(7,855)	(465)
Herbalife*	(5,178)	(301)
Mondelez International, Cl A	(3,930)	(169)
Sanderson Farms	(7,755)	(805)

		(3,133)

Energy — (2.7)%
BP ADR	(10,575)	(365)
Callon Petroleum*	(16,515)	(217)
Cheniere Energy*	(12,812)	(606)
Encana	(33,700)	(394)
Lundin Petroleum*	(20,024)	(408)
Marathon Oil	(25,115)	(397)
Oasis Petroleum*	(17,690)	(252)
Oneok	(78,260)	(4,339)
Parsley Energy, Cl A*	(17,334)	(563)
PDC Energy, Cl A*	(5,526)	(344)
PrairieSky Royalty	(10,200)	(215)
Rice Energy*	(17,376)	(412)
Tenaris ADR	(11,366)	(388)
Tesoro	(31,276)	(2,535)
Tourmaline Oil*	(7,700)	(171)
Transocean*	(43,902)	(547)
Unit*	(6,583)	(159)
US Silica Holdings	(8,206)	(394)
Weatherford International*	(64,503)	(429)
WPX Energy*	(28,991)	(388)

		(13,523)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)

Financials — (1.2)%
Allstate	(4,745)	$(387)
Australia & New Zealand Banking Group	(14,786)	(359)
Banco BPM	(112,294)	(334)
Bank of the Ozarks	(8,378)	(436)
Brookfield Asset Management, Cl A	(12,878)	(469)
Element Fleet Management	(23,700)	(219)
Factset Research Systems	(2,588)	(427)
Fairfax Financial Holdings	(2,280)	(1,038)
First American Financial	(4,906)	(193)
Mitsubishi UFJ Financial Group	(56,200)	(353)
Progressive	(15,304)	(599)
Royal Bank of Scotland Group*	(120,233)	(364)
UniCredit	(17,971)	(278)
Unione di Banche Italiane	(68,947)	(265)
Wells Fargo	(3,385)	(188)

		(5,909)

Health Care — (1.5)%
Acadia Healthcare, Cl A*	(10,802)	(471)
ACADIA Pharmaceuticals*	(12,337)	(424)
Accuray*	(6,305)	(30)
Alnylam Pharmaceuticals*	(6,495)	(333)
Amgen, Cl A	(1,980)	(325)
Anthem	(1,355)	(224)
AstraZeneca ADR	(11,985)	(373)
athenahealth*	(2,680)	(302)
BioMarin Pharmaceuticals*	(3,139)	(275)
Bluebird Bio*	(3,651)	(332)
Envision Healthcare*	(5,688)	(349)
Express Scripts Holding*	(5,757)	(379)
GenMark Diagnostics*	(11,726)	(150)
Johnson & Johnson	(4,033)	(502)
Kite Pharma*	(2,305)	(181)
Merck	(5,377)	(342)
Mylan*	(13,823)	(539)
Nektar Therapeutics, Cl A*	(10,253)	(241)
Neurocrine Biosciences*	(7,870)	(341)
Novartis	(6,811)	(506)
Pfizer	(15,431)	(528)
Sarepta Therapeutics*	(1,586)	(47)
Teladoc*	(16,512)	(413)
Ultragenyx Pharmaceutical*	(4,106)	(278)

		(7,885)

Industrials — (2.2)%
Acuity Brands	(2,173)	(443)
Airbus	(7,219)	(551)
Argan	(27,198)	(1,799)
Assa Abloy, Cl B	(26,414)	(545)
Bombardier, Cl B*	(339,200)	(519)

156	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
C.H. Robinson Worldwide	(5,722)	$(442)
Canadian Pacific Railway	(2,300)	(337)
CNH Industrial	(56,152)	(543)
Ferrovial	(28,350)	(569)
General Electric	(14,340)	(427)
Global Brass & Copper Holdings	(2,523)	(87)
Keihan Holdings	(27,000)	(165)
Keppel	(109,600)	(544)
Kirby*	(7,102)	(501)
MonotaRO	(12,200)	(377)
Nibe Industrier, Cl B	(10,543)	(85)
Patrick Industries*	(5,877)	(417)
Proto Labs*	(5,523)	(282)
Seibu Holdings	(25,100)	(414)
Sembcorp Industries	(131,300)	(299)
Volvo, Cl B	(25,861)	(383)
Wabtec	(8,238)	(642)
Weir Group	(15,846)	(380)
Westpac Banking	(13,448)	(360)

		(11,111)

Information Technology — (3.9)%
A10 Networks*	(32,605)	(298)
Advanced Micro Devices*	(23,274)	(339)
Alibaba Group Holding ADR*	(11,285)	(1,217)
ams	(7,069)	(382)
Apple	(4,979)	(715)
Arista Networks*	(2,652)	(351)
ARRIS International*	(9,199)	(243)
Black Knight Financial Services, Cl A*	(2,391)	(92)
BlackBerry*	(63,979)	(496)
Broadcom, Cl A	(3,238)	(709)
BroadSoft*	(7,493)	(301)
CalAmp*	(8,985)	(151)
Coherent*	(1,898)	(390)
Cornerstone OnDemand*	(9,628)	(374)
Cypress Semiconductor	(51,013)	(702)
Electronic Arts*	(9,974)	(893)
Finisar*	(5,454)	(149)
FleetCor Technologies*	(3,326)	(504)
Genpact	(12,186)	(302)
Gigamon*	(8,560)	(304)
Global Payments	(7,406)	(598)
GrubHub*	(44,095)	(1,450)
II-VI*	(15,994)	(577)
Just Eat*	(96,910)	(686)
LivePerson*	(47,174)	(323)
LogMeIn	(4,084)	(398)
Lumentum Holdings*	(4,144)	(221)
Marvell Technology Group	(23,382)	(357)
Methode Electronics	(3,334)	(152)
Micron Technology*	(14,086)	(407)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
NetScout Systems*	(1,077)	$(41)
Nintendo	(2,100)	(487)
Pandora Media*	(36,090)	(426)
Rosetta Stone*	(47,380)	(462)
Shopify*	(3,815)	(260)
Sumco	(27,000)	(449)
Universal Display	(3,473)	(299)
Versum Materials	(19,313)	(591)
VMware, Cl A*	(31,486)	(2,901)

		(19,997)

Materials — (2.0)%
Amcor	(39,465)	(453)
Antofagasta	(63,105)	(658)
ArcelorMittal	(69,447)	(586)
BHP Billiton	(32,482)	(596)
Cabot	(14,907)	(893)
CF Industries Holdings	(17,266)	(507)
Dow Chemical, Cl A	(25,201)	(1,601)
First Quantum Minerals (Canada)	(31,500)	(334)
International Flavors & Fragrances	(3,491)	(463)
K+S	(23,528)	(548)
Kraton*	(17,512)	(541)
LyondellBasell Industries, Cl A	(3,081)	(281)
OCI*	(23,941)	(461)
Rio Tinto	(2,858)	(132)
Rio Tinto ADR	(8,989)	(366)
RPC Group	(51,783)	(506)
Silver Wheaton	(19,737)	(410)
Stillwater Mining*	(3,819)	(66)
Sumitomo Metal Mining	(16,000)	(227)
Taiyo Nippon Sanso	(7,000)	(82)
United States Steel	(7,766)	(263)

		(9,974)

Real Estate — (0.2)%
AvalonBay Communities	(4,875)	(895)
Realty Income	(6,033)	(359)

		(1,254)

Telecommunication Services — (1.4)%
AT&T	(58,161)	(2,417)
Boingo Wireless*	(61,089)	(794)
CenturyTel	(116,352)	(2,742)
Consolidated Communications Holdings	(18,810)	(440)
SoftBank Group	(5,900)	(416)
Sprint*	(37,183)	(323)

		(7,132)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	157

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)

Utilities — (0.1)%
Spark Energy, Cl A	(18,434)	$(589)

Total Common Stock Sold Short (Proceeds $102,164) ($ Thousands)		(107,179)

EXCHANGE TRADED FUNDS SOLD SHORT— (2.0)%
Consumer Staples Select Sector SPDR Fund	(29,200)	(1,594)
iShares PHLX Semiconductor Fund	(4,479)	(613)
iShares Russell 2000 Fund	(19,041)	(2,618)
iShares U.S. Home Construction ETF	(10,297)	(329)
SPDR S&P 500 Trust	(11,380)	(2,683)
SPDR S&P Oil & Gas Exploration & Production ETF	(16,210)	(607)
SPDR S&P Regional Banking Fund	(886)	(48)
VanEck Vectors Semiconductor Fund	(23,586)	(1,880)

Total Exchange Traded Funds Sold Short (Proceeds $10,225) ($ Thousands)		(10,372)

PREFERRED STOCK SOLD SHORT — (0.3)%

Consumer Discretionary — (0.2)%
Porsche Automobil Holding, 0.000%	(10,979)	(600)
Volkswagen, 0.000%	(4,268)	(624)

		(1,224)

Health Care — (0.1)%
Sartorius, 0.000%	(4,454)	(392)

Total Preferred Stock Sold Short (Proceeds $1,598) ($ Thousands)		(1,616)

Total Investments Sold Short — (23.4)% (Proceeds $113,987) ($ Thousands)		$(119,167)

	Contracts

PURCHASED OPTIONS (I) — 0.1%
Alibaba Group Holding, Expires 04/22/2017, Strike Price $102.00*	29	1
Alibaba Group Holding, Expires 04/22/2017, Strike Price $100.00*	36	1
April 17 Calls on VIX, Expires 04/22/2017, Strike Price $14.00*	23	1
April 17 Puts on SPX, Expires 05/20/2017, Strike Price $2,190.00*	4	1
April 17 Puts on SPX, Expires 05/20/2017, Strike Price $2,160.00*	28	7

Description	Contracts	Market Value ($ Th’ousands)

PURCHASED OPTIONS (I) (continued)
April 17 Puts on SPX, Expires 05/20/2017, Strike Price $2,320.00*	28	$32
April 17 Puts on SPX, Expires 05/20/2017, Strike Price $2,350.00*	4	7
Cabela’s, Expires 06/17/2017, Strike Price $37.50*	72	2
CenturyLink, Expires 04/22/2017, Strike Price $27.00*	60	—
CenturyLink, Expires 01/20/2018, Strike Price $30.00*	71	2
CenturyLink, Expires 04/22/2017, Strike Price $26.00*	37	—
CenturyLink, Expires 04/22/2017, Strike Price $28.00*	43	—
CenturyLink, Expires 09/16/2017, Strike Price $26.00*	72	4
CenturyLink, Expires 01/20/2018, Strike Price $25.00*	20	2
CenturyLink, Expires 07/22/2017, Strike Price $28.00*	91	1
CenturyLink, Expires 07/22/2017, Strike Price $26.00*	36	1
CenturyLink, Expires 07/22/2017, Strike Price $27.00*	93	1
Kate Spade, Expires 04/22/2017, Strike Price $22.00*	194	10
Kate Spade, Expires 04/22/2017, Strike Price $23.00*	77	9
Monsanto, Expires 04/22/2017, Strike Price $110.00*	14	1
Monsanto, Expires 05/20/2017, Strike Price $115.00*	92	13
Monsanto, Expires 04/22/2017, Strike Price $115.00*	94	7
Nimble Storage, Expires 05/20/2017, Strike Price $12.50*	179	1
Nimble Storage, Expires 08/19/2017, Strike Price $12.50*	89	—
Rite Aid, Expires 07/22/2017, Strike Price $5.00*	89	5
Rite Aid, Expires 07/22/2017, Strike Price $6.00*	331	6
Rite Aid, Expires 08/19/2017, Strike Price $5.00*	1	—
Rite Aid, Expires 08/19/2017, Strike Price $6.00*	2	—
Sibanye Gold, Expires 04/22/2017, Strike Price $10.00*	60	1
Stillwater Mining, Expires 04/22/2017, Strike Price $14.00*	14	—
Stillwater Mining, Expires 04/22/2017, Strike Price $15.00*	35	—

158	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS (I) (continued)
Stillwater Mining, Expires 04/22/2017, Strike Price $13.00*	24	$—
Time Warner, Expires 04/22/2017, Strike Price $95.00*	36	—
Time Warner, Expires 06/17/2017, Strike Price $95.00*	36	4
Unilever, Expires 04/22/2017, Strike Price $50.00*	48	4
Unilever, Expires 05/20/2017, Strike Price $45.00*	36	1
VanEck Vectors Semiconductor ETF, Expires 04/22/2017, Strike Price $90.00*	168	165

Total Purchased Options (Cost $405) ($ Thousands)		$290

WRITTEN OPTIONS (I) — 0.0%
April 17 Calls on VIX, Expires 04/22/2017 Strike Price $21.00*	(23)	—
April 17 Puts on SPX, Expires 05/20/2017 Strike Price $2,270.00*	(8)	(5)
April 17 Puts on SPX, Expires 05/20/2017 Strike Price $2,240.00*	(56)	(25)
Kate Spade, Expires 07/22/2017 Strike Price $27.00*	(194)	(10)
Kate Spade, Expires 04/22/2017 Strike Price $25.00*	(96)	(3)
Kate Spade, Expires 04/22/2017 Strike Price $18.00*	(194)	(2)
Mead Johnson Nutrition, Expires 08/19/2017 Strike Price $90.00*	(18)	(1)
WhiteWave Foods, Expires 04/22/2017 Strike Price $55.00*	(177)	(22)

Total Written Options (Premiums Received $95) ($ Thousands)		$(68)

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bob	(4)	Jun-2017	$—
Euro-Bund	8	Jun-2017	14
Euro-Buxl 30 Year Bond	(8)	Jun-2017	(16)
Euro-OAT 10 Year Bond	(9)	Jun-2017	(3)
Euro-Schatz	(48)	Jun-2017	1
S&P 500 Index E-MINI	(12)	Jun-2017	2
U.S. 10-Year Treasury Note	(15)	Jun-2017	3
U.S. 5-Year Treasury Note	(5)	Jun-2017	(3)

			$(2)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/05/17	USD	562	EGP	10,148	$1
04/07/17	ZAR	9,789	USD	754	25
04/17/17	USD	1,691	INR	112,915	47
04/17/17	KRW	642,564	USD	559	(16)
06/21/17	USD	876	TRY	3,308	11
06/21/17	USD	1,117	CNH	7,792	10
06/21/17	TRY	3,308	USD	859	(29)
06/21/17	EUR	1,175	USD	1,272	11
06/21/17	EUR	5,225	USD	5,597	(13)
06/21/17	CNH	7,792	USD	1,119	(7)
06/21/17	RUB	34,952	USD	579	(29)
09/20/17	USD	115	ARS	1,937	1
12/15/17	EUR	1,371	CZK	36,619	2
11/29/17	EUR	1,300	CZK	34,467	(10)
12/15/17	CZK	30,896	EUR	1,149	(10)

					$(6)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	$(562)	$562	$1
Credit Suisse First Boston	(2,244)	2,246	2
Deutsche Bank	(8,031)	8,004	(27)
Merrill Lynch	(690)	675	(15)
Morgan Stanley	(7,782)	7,816	33

			$(6)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	159

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Strategy Alternative Fund (Continued)

A list of the open OTC swap agreements held by the Fund at March 31, 2017 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Deutsche Bank	28-Day MXN LIBOR-TIIE	7.48%	03/15/27	MXN	$25,615	$(111)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Morgan Stanley	Republic of Argentina	BUY	5.00%	06/20/17	$1,526	$14

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Bank of America	3-Month USD-LIBOR	IBOXHY		06/20/17	$2,291	$(2)
Morgan Stanley	Delta Lloyd	1-Month EUR - LIBOR	Asset Return	12/12/17	378	(1)
Morgan Stanley	Actelion	1-Day Tom-Next Offered Indexed Swap	Asset Return	02/14/18	3,325	132
Morgan Stanley	Sky PLC	1-Day Tom-Next Offered Indexed Swap	Asset Return	02/24/18	173	(5)

						$124

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2017 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Citigroup	ITraxx.EUR.Xover.25	SELL	5.00%	06/20/21	$(1,000)	$22
Citigroup	Republic Of South Africa	BUY	1.00%	12/20/21	1,823	(12)
Citigroup	Republic Of Turkey	BUY	1.00%	06/20/21	514	(9)
Citigroup	Republic Of Turkey	BUY	1.00%	06/20/21	3,117	(82)
Citigroup	Republic Of Turkey	SELL	1.00%	06/20/21	(3,631)	103
Citigroup	Republic Of Turkey	BUY	1.00%	12/20/20	2,654	(102)
Citigroup	Russia	SELL	1.00%	06/20/21	(2,345)	112
Deutsche Bank	Mexico	BUY	1.00%	12/20/21	1,269	(22)
Deutsche Bank	Republic Of Turkey	BUY	1.00%	12/20/21	307	(1)
Goldman Sachs	Republic Of South Africa	BUY	1.00%	06/20/22	595	(62)
JPMorgan Chase Bank	Korea	BUY	1.00%	12/20/21	1,402	3
Morgan Stanley	Russia	SELL	1.00%	12/20/21	(248)	3

						$(47)

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Deutsche Bank	1.44%	1.0 X BP0006M + 0.0 BPS	01/05/47	GBP	$572	$(4)
JPMorgan Chase Bank	1.37%	1.0 X BP0006M + 0.0 BPS	01/05/67	GBP	500	(27)
Merrill Lynch	1.56%	1.0 X BP0006M + 0.0 BPS	11/29/46	GBP	520	(22)
Morgan Stanley	1.60%	1.0 X BP0006M + 0.0 BPS	12/01/46	GBP	254	(14)
State Street	1.82%	1.0 X BUBOR06M + 0.0 BPS	06/21/22	HUF	161,718	(12)
State Street	1.83%	1.0 X BUBOR06M + 0.0 BPS	06/21/22	HUF	335,353	(24)
State Street	1.79%	1.0 X BUBOR06M + 0.0 BPS	06/21/22	HUF	237,963	(16)

						$(119)

160	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Percentages are based on Net Assets of $508,863 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements, securities sold short and open centrally cleared interest rate swap agreements.

(B)	Security is a Master Limited Partnership. At March 31, 2017, such securities amounted to $6,367 ($ Thousands), or 1.3% of the net assets of the Fund (See Note 2).

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $15,559 ($ Thousands), representing 3.1% of the Net Assets of the Fund.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2017. The coupon on a step bond changes on a specified date.

(E)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.

(F)	The rate reported is the effective yield at the time of purchase.

(G)	Security is in default on interest payment.

(H)	Unsettled bank loan. Interest rate not available.

ADR — American Depositary Receipt

ARS — Argentine Peso

Cl — Class

CNH — Chinese Offshore Yuan

CZK — Czech Koruna

EGP — Egyptian Pound

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

GBP — British Pound Sterling

HUF — Hungarian Forint

INR — Indian Rupee

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LTD — Limited

MTN — Medium Term Note

MXN — Mexican Peso

OTC — Over the Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

S&P— Standard & Poor’s

SPDR — S&P Depository Receipts

SPX — Standard & Poor’s 500 Index

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$208,207	$2,372	$—	$210,579
Registered Investment Companies	165,923	—	—	165,923
Corporate Obligations	—	27,752	—	27,752
Sovereign Debt	—	16,772	—	16,772
U.S. Treasury Obligation	—	12,929	—	12,929
Loan Participations	—	6,716	471	7,187
Preferred Stock	901	—	—	901
Municipal Bonds	—	656	—	656
Convertible Bonds	—	541	—	541
Mortgage-Backed Security	—	215	—	215
Cash Equivalent	69,685	—	—	69,685

Total Investments in Securities	$444,716	$67,953	$471	$513,140

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(107,179)	$—	$—	$(107,179)
Exchange Traded Funds	(10,372)	—	—	(10,372)
Preferred Stock	(1,616)	—	—	(1,616)

Total Securities Sold Short	$(119,167)	$—	$—	$(119,167)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$290	$—	$—	$290
Written Options	(68)	—	—	(68)
Futures Contracts*
Unrealized Appreciation	20	—	—	20
Unrealized Depreciation	(22)	—	—	(22)
Forwards Contracts*
Unrealized Appreciation	—	108	—	108
Unrealized Depreciation	—	(114)	—	(114)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(111)	—	(111)
Credit Default Swaps*
Unrealized Appreciation	—	14	—	14
Total Return Swaps*
Unrealized Appreciation	—	132	—	132
Unrealized Depreciation	—	(8)	—	(8)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	—	243	—	243
Unrealized Depreciation	—	(290)	—	(290)
Interest Rate Swaps*
Unrealized Depreciation	—	(119)	—	(119)

Total Other Financial Instruments	$220	$(145)	$—	$75

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	161

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Strategy Alternative Fund (Concluded)

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

162	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 48.6%
U.S. Treasury Bills (A)
0.834%, 09/07/2017 (B)	$4,826	$4,808
0.672%, 08/24/2017 (B)	8,784	8,755
0.672%, 08/31/2017	1,448	1,443
0.647%, 06/15/2017	34,843	34,792
0.646%, 08/17/2017 (B)	7,570	7,547
0.627%, 05/18/2017 (B)	28,347	28,321
0.627%, 08/03/2017 (B)	105,001	104,720
0.617%, 06/08/2017 (B)	132,074	131,902
0.611%, 06/01/2017 (B)	63,636	63,563
0.607%, 05/25/2017 (B)	37,978	37,939
0.607%, 07/20/2017 (B)	388,464	387,564
0.602%, 07/27/2017	14,100	14,065
0.592%, 07/13/2017 (B)	1,416	1,413
0.501%, 05/04/2017 (B)	1,365	1,364
0.476%, 04/27/2017 (B)	14,642	14,635
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	2,098	2,901
3.625%, 04/15/2028	845	1,124
3.375%, 04/15/2032	2,052	2,882
2.625%, 07/15/2017	703	713
2.500%, 01/15/2029	2,099	2,567
2.375%, 01/15/2025	3,181	3,669
2.375%, 01/15/2027	783	925
2.125%, 01/15/2019	4,298	4,521
2.125%, 02/15/2041	1,182	1,499
2.000%, 01/15/2026	2,551	2,894
1.875%, 07/15/2019	1,711	1,817
1.750%, 01/15/2028	1,129	1,277
1.375%, 07/15/2018	4,955	5,125
1.375%, 01/15/2020	2,665	2,807
1.375%, 02/15/2044	1,042	1,149
1.250%, 07/15/2020	3,178	3,363
1.125%, 01/15/2021	2,034	2,141
1.000%, 02/15/2046	5,124	5,202
0.750%, 02/15/2042	1,558	1,498
0.750%, 02/15/2045	773	736
0.625%, 07/15/2021	2,349	2,436
0.625%, 01/15/2024	4,475	4,581
0.625%, 01/15/2026	46,072	46,907
0.625%, 02/15/2043	2,905	2,700
0.375%, 07/15/2023	2,557	2,597
0.375%, 07/15/2025	44,258	44,371

Description		Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.250%, 01/15/2025		$4,409	$4,371
0.125%, 04/15/2017		428	428
0.125%, 04/15/2018		1,523	1,536
0.125%, 04/15/2019		12,436	12,619
0.125%, 04/15/2020		76,752	77,897
0.125%, 04/15/2021		92,512	93,466
0.125%, 01/15/2022		1,824	1,838
0.125%, 07/15/2022		2,059	2,075
0.125%, 01/15/2023		1,736	1,735
0.125%, 07/15/2024		1,534	1,520
0.125%, 07/15/2026		48,122	46,949

Total U.S. Treasury Obligations (Cost $1,237,456) ($ Thousands)			1,239,667

SOVEREIGN DEBT — 18.1%
African Development Bank MTN (B)
2.375%, 09/23/2021		1,000	1,010
1.375%, 02/12/2020		1,000	990
1.250%, 07/26/2021		1,000	965
1.125%, 03/04/2019		1,000	994
1.125%, 09/20/2019		1,000	988
0.875%, 03/15/2018		500	498
Andina de Fomento
4.375%, 06/15/2022 (B)		250	267
Asian Development Bank MTN (B)
5.593%, 07/16/2018		1,250	1,311
1.750%, 01/10/2020		1,000	1,004
1.625%, 08/26/2020		2,000	1,988
1.500%, 01/22/2020		1,000	997
1.375%, 01/15/2019		1,000	999
1.375%, 03/23/2020		1,000	991
1.000%, 08/16/2019		1,000	985
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/2018	EUR	4,088	4,465
0.750%, 04/15/2018		337	368
Canada Government International Bond (B)
1.625%, 02/27/2019		$2,000	2,011
1.125%, 03/19/2018		1,000	999
Chile Government International Bond
3.875%, 08/05/2020 (B)		250	264
Council of Europe Development Bank (B)
1.750%, 11/14/2019		1,000	1,001
1.625%, 03/16/2021		500	491
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	7,559	8,921
1.750%, 04/15/2020		4,784	5,646
0.500%, 04/15/2030		8,055	10,013
0.100%, 04/15/2023		27,350	31,794
0.100%, 04/15/2026		29,063	34,271

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	163

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.100%, 04/15/2026	EUR	6,006	$7,083
0.100%, 04/15/2046		722	897
European Bank for Reconstruction & Development MTN (B)
2.000%, 02/01/2021		$1,000	999
1.750%, 06/14/2019		1,000	1,002
1.750%, 11/26/2019		2,500	2,502
1.500%, 03/16/2020		250	248
0.750%, 09/01/2017		200	200
European Investment Bank (B)
4.875%, 02/15/2036		250	311
4.000%, 02/16/2021		1,000	1,074
2.125%, 10/15/2021		1,000	998
1.875%, 03/15/2019		1,000	1,006
1.625%, 12/15/2020		1,000	988
1.000%, 12/15/2017		150	150
Export Development Canada (B)
1.750%, 08/19/2019		500	502
1.750%, 07/21/2020		1,000	998
1.500%, 10/03/2018		500	501
1.500%, 05/26/2021		1,000	980
1.000%, 11/01/2018		1,000	994
0.750%, 12/15/2017		750	748
FMS Wertmanagement AoeR (B)
1.750%, 03/17/2020		500	500
1.250%, 07/30/2018		1,000	998
1.000%, 11/21/2017		950	949
France Government Bond OAT
3.400%, 07/25/2029	EUR	874	1,366
3.150%, 07/25/2032		716	1,146
2.250%, 07/25/2020		15,910	19,170
2.100%, 07/25/2023		1,085	1,386
2.100%, 07/25/2023		1,400	1,788
1.850%, 07/25/2027		13,752	18,048
1.800%, 07/25/2040		2,390	3,524
1.300%, 07/25/2019		244	278
1.100%, 07/25/2022		1,235	1,478
1.100%, 07/25/2022		14,816	17,733
1.000%, 07/25/2017		1,089	1,179
0.700%, 07/25/2030 (C)		204	241
0.700%, 07/25/2030 (C)		1,421	1,684
0.250%, 07/25/2018		1,584	1,746
0.250%, 07/25/2024		6,602	7,576
0.250%, 07/25/2024		2,641	3,031
0.100%, 03/01/2021		3,047	3,432
0.100%, 07/25/2021		8,069	9,125
0.100%, 03/01/2025		19,038	21,511
HSBC Holdings
5.100%, 04/05/2021 (B)		$250	271
Hydro-Quebec
1.375%, 06/19/2017 (B)		150	150

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Inter-American Development Bank MTN (B)
7.000%, 06/15/2025		$500	$646
3.875%, 09/17/2019		350	368
1.875%, 06/16/2020		1,000	1,003
1.750%, 10/15/2019		1,000	1,002
1.125%, 09/12/2019		1,000	988
International Bank for Reconstruction & Development (B)
4.750%, 02/15/2035		250	304
2.250%, 06/24/2021		1,000	1,010
1.875%, 03/15/2019		2,000	2,016
1.625%, 03/09/2021		1,000	987
0.875%, 04/17/2017		450	450
0.875%, 07/19/2018		1,000	994
International Finance MTN (B)
2.125%, 11/17/2017		750	754
2.125%, 04/07/2026		1,000	962
1.750%, 09/04/2018		200	201
1.625%, 07/16/2020		2,000	1,992
1.000%, 04/24/2017		300	300
0.875%, 06/15/2018		1,000	995
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026	EUR	2,261	2,842
2.600%, 09/15/2023		7,616	9,250
2.550%, 09/15/2041		971	1,192
2.350%, 09/15/2019		2,248	2,579
2.350%, 09/15/2024 (C)		2,143	2,539
2.350%, 09/15/2035		2,434	3,016
2.100%, 09/15/2017		1,003	1,096
2.100%, 09/15/2021		1,485	1,745
1.700%, 09/15/2018		103	114
1.700%, 09/15/2018		924	1,030
1.250%, 09/15/2032 (C)		2,000	2,100
Korea Development Bank
4.625%, 11/16/2021 (B)		$250	270
Nordic Investment Bank MTN (B)
1.500%, 09/29/2020		1,000	988
1.125%, 03/19/2018		1,000	999
1.125%, 02/25/2019		500	497
0.750%, 01/17/2018		200	199
North American Development Bank
2.400%, 10/26/2022 (B)		200	196
Province of British Columbia Canada (B)
6.500%, 01/15/2026		250	316
2.000%, 10/23/2022		250	245
Province of Manitoba Canada
3.050%, 05/14/2024 (B)		250	256
Province of Ontario Canada (B)
4.000%, 10/07/2019		500	527
2.450%, 06/29/2022		250	251
2.000%, 01/30/2019		500	503
1.875%, 05/21/2020		500	498

164	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Province of Quebec Canada
7.500%, 09/15/2029 (B)		$200	$284
Svensk Exportkredit MTN
1.750%, 03/20/2021 (B)		1,000	985
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	1,000	4,634
2.500%, 04/16/2020		429	1,998
2.500%, 07/17/2024		340	1,570
2.000%, 01/26/2035		932	3,137
1.875%, 11/22/2022		6,713	10,712
1.250%, 11/22/2017		206	267
1.250%, 11/22/2027		2,326	4,015
1.250%, 11/22/2032		702	1,368
1.250%, 11/22/2055		1,572	5,083
1.125%, 11/22/2037		1,024	2,203
0.750%, 03/22/2034		972	1,827
0.750%, 11/22/2047		831	2,040
0.625%, 03/22/2040		1,803	3,765
0.625%, 11/22/2042		2,281	5,012
0.500%, 03/22/2050		2,426	5,922
0.375%, 03/22/2062		1,062	3,193
0.250%, 03/22/2052		1,755	4,195
0.125%, 03/22/2024		29,078	43,079
0.125%, 03/22/2026		20,768	31,494
0.125%, 03/22/2029		1,789	2,846
0.125%, 03/22/2044		6,243	12,593
0.125%, 03/22/2058		1,245	3,214
0.125%, 11/22/2065		750	2,243
0.125%, 03/22/2068		425	1,347

Total Sovereign Debt (Cost $469,832) ($ Thousands)			461,968

		Shares

FOREIGN COMMON STOCK — 4.2%

Australia — 0.3%
AGL Energy		25,712	517
Amcor		3,900	45
APA Group		38,075	260
Aristocrat Leisure		14,947	205
ASX		2,472	95
Aurizon Holdings		21,309	85
AusNet Services		264,595	340
BHP Billiton		5,561	102
Brambles		9,655	69
Caltex Australia		6,748	152
CIMIC Group		4,686	129
Coca-Cola Amatil		19,358	160
Cochlear		2,349	242
Computershare		58,392	626
Crown Resorts		10,576	95
CSL		3,596	344

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
DUET Group	92,883	$198
Fortescue Metals Group	27,506	131
Harvey Norman Holdings	38,002	131
Healthscope	82,236	142
Incitec Pivot	29,314	84
Insurance Australia Group	17,664	82
LendLease Group	3,959	47
Origin Energy*	40,531	218
Qantas Airways	25,771	77
Ramsay Health Care	5,073	271
REA Group	2,602	118
Santos*	26,897	78
Scentre Group	11,668	38
SEEK	7,445	90
Sonic Healthcare	16,500	278
South32	36,210	76
Sydney Airport	20,066	104
Tabcorp Holdings	34,462	125
Tatts Group	44,420	150
Telstra, Cl B	88,932	316
TPG Telecom	28,076	149
Transurban Group	13,849	123
Treasury Wine Estates	30,987	289
Vicinity Centres‡	28,772	62
Vocus Group	16,502	54
Wesfarmers	4,028	139
Westfield	9,207	62
Westpac Banking	2,441	65
Woodside Petroleum	6,856	168
Woolworths	9,620	195

		7,526

Austria — 0.0%
Andritz	4,304	216
Erste Group Bank	4,076	133
OMV	9,074	358
Raiffeisen Bank International*	8,262	187
voestalpine	5,195	205

		1,099

Belgium — 0.1%
Ageas	2,714	106
Anheuser-Busch InBev	1,572	173
Colruyt	6,336	312
Groupe Bruxelles Lambert	357	33
KBC Group	1,942	129
Proximus SADP	13,839	435
Solvay	1,290	158
Telenet Group Holding*	7,685	458
UCB, Cl A	6,939	540

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	165

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Umicore	4,213	$241

		2,585

Canada — 0.4%
Alimentation Couche-Tard, Cl B	5,390	243
Atco, Cl I	9,853	382
Bank of Montreal	518	39
Bank of Nova Scotia, Cl C	1,590	93
BCE	9,904	437
BlackBerry*	20,413	158
Bombardier, Cl B*	74,372	114
CAE	9,180	140
Canadian National Railway	2,192	161
Canadian Natural Resources	4,257	139
Canadian Pacific Railway	641	94
Canadian Tire, Cl A	1,352	160
Canadian Utilities, Cl A	12,946	378
CGI Group, Cl A*	6,993	334
CI Financial	3,354	66
Constellation Software	636	312
Crescent Point Energy, Cl F	4,916	53
Dollarama	3,044	252
Empire, Cl A	15,307	233
Enbridge	9,337	391
Encana	8,974	105
Fairfax Financial Holdings	200	91
First Capital Realty	4,150	62
First Quantum Minerals (Canada)	2,143	23
Fortis	12,651	418
Franco-Nevada	1,000	65
George Weston	2,265	197
Gildan Activewear	4,096	110
H&R‡	4,787	83
Husky Energy*	5,232	59
Imperial Oil	2,707	82
Intact Financial	1,580	112
Jean Coutu Group, Cl A	11,072	174
Loblaw	4,092	221
Magna International, Cl A	2,438	105
Methanex	1,070	50
Metro, Cl A	7,776	238
National Bank of Canada	870	36
Open Text	9,748	330
Potash Corp of Saskatchewan	2,157	37
PrairieSky Royalty	2,615	55
Restaurant Brands International	2,608	145
RioCan‡	3,430	67
Rogers Communications, Cl B	8,565	378
Royal Bank of Canada	1,066	77
Saputo	5,318	183
Shaw Communications, Cl B	7,879	163
Silver Wheaton	3,032	63

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
SNC-Lavalin Group	1,669	$65
Suncor Energy	1,464	45
Teck Resources, Cl B	2,423	53
TELUS	9,642	312
Thomson Reuters, Cl B	4,373	189
Toronto-Dominion Bank	1,857	93
TransCanada	2,000	92
Turquoise Hill Resources*	6,748	20
Valeant Pharmaceuticals International*	10,021	110
Vermilion Energy	2,483	93

		8,980

Chile — 0.0%
Antofagasta	8,667	90

China — 0.0%
Sands China	18,800	87
Yangzijiang Shipbuilding Holdings	175,548	142

		229

Denmark — 0.1%
AP Moeller - Maersk, Cl A	102	165
AP Moeller - Maersk, Cl B	99	165
Carlsberg, Cl B	3,116	289
Chr Hansen Holding	4,349	280
Coloplast, Cl B	4,159	326
Danske Bank	6,879	235
DONG Energy (C)	2,370	92
Genmab*	996	192
Novo Nordisk, Cl B	5,821	200
Novozymes, Cl B	7,255	288
Pandora	1,416	157
TDC	79,788	413
Tryg	10,215	186
Vestas Wind Systems	1,356	111
William Demant Holding*	20,776	435

		3,534

Finland — 0.1%
Elisa	10,422	370
Fortum	21,754	345
Kone, Cl B	2,993	132
Metso	2,878	87
Neste	13,857	542
Nokia	58,083	312
Nokian Renkaat	5,363	225
Orion, Cl B	11,412	597
Sampo, Cl A	3,627	172
Stora Enso, Cl R	16,819	199
UPM-Kymmene, Cl V	9,046	213

166	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Wartsila Abp	2,318	$124

		3,318

France — 0.3%
Accor	875	37
Aeroports de Paris, Cl A	373	46
Air Liquide	1,030	118
Arkema	1,313	130
Atos	2,646	328
AXA	1,932	50
Bouygues	892	36
Bureau Veritas	900	19
Capgemini	2,596	240
Carrefour	1,443	34
Christian Dior, Cl B	506	118
CNP Assurances	1,903	39
Credit Agricole	5,388	73
Danone	1,646	112
Dassault Systemes	3,513	305
Electricite de France	11,810	100
Engie	13,671	194
Essilor International	3,685	449
Eutelsat Communications	1,501	34
Fonciere Des Regions‡	434	36
Gecina‡	699	95
Groupe Eurotunnel	4,624	47
Hermes International	96	46
ICADE‡	512	38
Iliad	1,128	253
Ingenico Group	1,988	188
JCDecaux	1,173	41
Kering	389	101
Klepierre‡	1,965	77
L’Oreal	607	117
LVMH Moet Hennessy Louis Vuitton	241	53
Natixis	5,679	35
Orange	15,973	249
Pernod Ricard	1,010	120
Remy Cointreau	1,323	130
Renault	450	39
Rexel	3,641	66
Sanofi	4,184	379
Schneider Electric	577	42
SCOR	1,457	55
SFR Group*	6,317	199
Societe BIC	289	36
Societe Generale	2,531	129
STMicroelectronics	30,387	466
Suez	13,641	216
TechnipFMC*	10,656	349
Thales, Cl A	1,344	130
TOTAL	5,406	274

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Valeo	527	$35
Veolia Environnement	8,189	154
Vinci	822	65
Vivendi	5,328	104
Wendel	681	86

		6,912

Germany — 0.3%
adidas	861	164
Allianz	347	64
BASF	1,028	102
Bayer	1,449	167
Beiersdorf	1,696	161
Brenntag	527	30
Commerzbank*	5,497	50
Continental	286	63
Covestro (C)	1,507	116
Deutsche Bank	2,043	35
Deutsche Boerse	283	26
Deutsche Lufthansa	5,273	86
Deutsche Post	2,302	79
Deutsche Telekom	20,670	363
Deutsche Wohnen	1,750	58
E.ON	26,305	210
Fraport Frankfurt Airport Services Worldwide	1,521	108
Fresenius	4,273	344
Fresenius Medical Care	3,975	336
GEA Group	1,568	67
Hannover Rueck	619	72
HeidelbergCement	879	83
Henkel & KGaA	1,543	172
HUGO BOSS	2,069	151
Infineon Technologies	20,066	411
K+S	2,963	69
LANXESS	1,587	107
Linde	488	81
MAN	398	41
Merck KGaA	2,187	250
Metro	4,277	137
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	274	54
OSRAM Licht	1,575	99
QIAGEN*	7,696	224
RWE*	17,258	287
SAP	4,196	413
Siemens	850	117
Symrise	2,361	157
Telefonica Deutschland Holding	49,505	246
thyssenkrupp	3,604	89
TUI	3,217	44
Uniper	2,630	44
United Internet	6,170	274

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	167

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Volkswagen	135	$20

		6,271

Hong Kong — 0.2%
AIA Group	13,800	87
ASM Pacific Technology	63,400	862
BOC Hong Kong Holdings	15,500	63
Cathay Pacific Airways	77,000	112
Cheung Kong Infrastructure Holdings	43,438	341
Cheung Kong Property Holdings	5,708	39
CK Hutchison Holdings	8,208	101
CLP Holdings, Cl B	58,000	606
Galaxy Entertainment Group*	6,000	33
HK Electric Investments & HK Electric Investments (C)	290,500	268
HKT Trust and HKT	283,920	366
Hong Kong & China Gas	200,158	400
Hutchison Port Holdings, Cl U	150,126	62
Kerry Properties	13,000	45
Li & Fung	154,000	67
Link‡	13,500	95
MGM China Holdings	30,000	63
MTR*	39,500	222
NWS Holdings	90,000	164
PCCW	686,000	404
Power Assets Holdings	44,602	385
Shangri-La Asia	82,000	119
SJM Holdings	52,000	42
Swire Pacific, Cl A	4,000	40
Swire Properties	18,400	59
Techtronic Industries	31,500	128
WH Group (C)	469,000	404
Wynn Macau	27,600	56
Yue Yuen Industrial Holdings	30,500	120

		5,753

Ireland — 0.1%
Accenture, Cl A	1,413	170
Bank of Ireland*	430,737	108
CRH	8,888	314
Eaton	2,114	157
Kerry Group, Cl A	4,069	321
Paddy Power Betfair	3,752	403
Ryanair Holdings ADR*	4,036	335

		1,808

Israel — 0.1%
Azrieli Group	2,954	156
Bank Hapoalim	29,177	178
Bank Leumi Le-Israel*	39,720	175
Bezeq The Israeli Telecommunication	257,197	461
Check Point Software Technologies*	3,321	341

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Israel Chemicals	66,305	$281
Mizrahi Tefahot Bank	12,761	216
NICE-Systems	6,857	460
Teva Pharmaceutical Industries	8,872	291

		2,559

Italy — 0.1%
Assicurazioni Generali	2,134	34
Atlantia	3,095	80
CNH Industrial	12,849	124
Enel	67,914	321
Eni	16,512	271
EXOR	1,900	99
Ferrari	3,250	242
Fiat Chrysler Automobiles*	18,029	198
Italgas	7,823	34
Leonardo-Finmeccanica	10,324	147
Luxottica Group	2,908	161
Mediobanca	8,384	76
Prysmian	5,661	150
Saipem*	451,982	206
Snam Rete Gas	39,115	170
Telecom Italia*	511,570	411
Tenaris	15,473	266
Terna Rete Elettrica Nazionale	44,057	219
UnipolSai Assicurazioni	31,346	69

		3,278

Japan — 0.7%
Aeon, Cl H	5,800	85
AEON Financial Service	4,700	88
Air Water	5,000	92
Aisin Seiki	800	39
Ajinomoto	7,000	138
Alfresa Holdings	6,800	118
ANA Holdings	20,000	61
Aozora Bank	31,000	114
Asahi Group Holdings	2,800	106
Asahi Kasei	9,000	87
Astellas Pharma	8,000	105
Bank of Kyoto	12,000	87
Benesse, Cl A	2,700	84
Bridgestone	2,000	81
Calbee	2,000	68
Canon*	2,600	81
Central Japan Railway	400	65
Chiba Bank, Cl B	21,000	135
Chubu Electric Power	11,300	151
Chugai Pharmaceutical	2,500	86
Chugoku Bank	7,600	110
Chugoku Electric Power	12,200	135
Concordia Financial Group	24,000	111

168	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Credit Saison	5,700	$102
Daicel	3,800	46
Daito Trust Construction	500	69
Daiwa House Industry	3,000	86
Daiwa Securities Group	18,000	110
Dentsu	1,000	54
Eisai	2,000	103
Electric Power Development	6,100	143
FamilyMart UNY Holdings, Cl H	2,600	155
Fast Retailing	100	31
FUJIFILM Holdings	2,200	86
Fukuoka Financial Group	29,000	125
Hachijuni Bank	23,000	130
Hankyu Hanshin Holdings	1,400	45
Hino Motors	3,600	44
Hirose Electric	840	116
Hiroshima Bank	31,000	132
Hisamitsu Pharmaceutical	2,500	143
Hitachi Chemical	3,039	84
Hitachi Metals	5,000	70
Hokuriku Electric Power	11,100	108
Idemitsu Kosan	13,100	455
Inpex	21,000	206
Iyo Bank	13,500	91
J Front Retailing	3,000	44
Japan Prime Realty Investment, Cl A‡	24	93
Japan Real Estate Investment‡	16	85
Japan Retail Fund Investment, Cl A‡	32	63
JXTG Holdings	138,000	677
Kajima	7,000	46
Kamigumi	8,000	69
Kaneka	12,000	89
Kansai Electric Power	10,800	132
Kansai Paint	3,000	64
Kao	1,800	99
KDDI	10,900	286
Keikyu	4,000	44
Keio	3,000	24
Keyence	400	160
Kikkoman	4,000	119
Kintetsu Group Holdings	15,000	54
Kirin Holdings	6,100	115
Konami Holdings	3,656	155
Kyocera	900	50
Kyowa Hakko Kirin	6,400	101
Kyushu Electric Power	9,400	100
Lawson	1,200	81
LIXIL Group	3,000	76
M3	3,600	89
Marubeni	15,700	97
Maruichi Steel Tube	3,200	91
McDonald’s Holdings Japan	1,623	47

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Mebuki Financial Group	33,930	$136
Medipal Holdings	6,500	102
MEIJI Holdings	2,000	166
Miraca Holdings	2,800	129
Mitsubishi Chemical Holdings, Cl B	4,700	36
Mitsubishi Motors	4,200	25
Mitsubishi Tanabe Pharma	7,400	154
Mitsui Chemicals	9,000	44
Mizuho Financial Group	45,700	84
Murata Manufacturing	500	71
NEC	12,000	29
NGK Spark Plug	2,600	59
NH Foods	4,000	107
NHK Spring	3,000	33
Nintendo	500	116
Nippon Building Fund‡	13	71
Nippon Express	13,000	67
Nippon Prologis‡	36	78
Nippon Steel & Sumitomo Metal	2,855	66
Nippon Telegraph & Telephone	9,600	409
Nisshin Seifun Group	9,415	140
Nissin Food Products	2,000	111
Nitori Holdings	400	51
NOK	1,500	35
Nomura Research Institute	2,178	80
NTT Data	2,000	95
NTT DOCOMO	16,300	379
Odakyu Electric Railway	1,500	29
Oji Holdings	22,000	103
Ono Pharmaceutical	2,400	50
Oracle Japan*	1,900	108
Osaka Gas	78,000	296
Otsuka Holdings	3,400	153
Resona Holdings	27,900	150
Rohm	800	53
Ryohin Keikaku	200	44
Sankyo	1,100	37
Santen Pharmaceutical	7,500	109
Sekisui Chemical	3,000	50
Seven & i Holdings	2,100	82
Seven Bank	30,200	99
Shikoku Electric Power	9,400	103
Shimadzu	6,000	95
Shimizu	3,000	27
Shin-Etsu Chemical, Cl A	1,100	95
Shiseido	3,900	103
Shizuoka Bank	12,000	98
Showa Shell Sekiyu	29,300	296
SoftBank	4,800	339
Subaru	900	33
Sumitomo	6,500	87
Sumitomo Metal Mining	8,000	114

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	169

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Sumitomo Rubber Industries	100	$2
Suntory Beverage & Food	2,800	118
Suzuken	2,760	90
Sysmex	1,700	103
Taisei	5,000	36
Taisho Pharmaceutical Holdings	1,000	81
Takeda Pharmaceutical	2,600	122
Teijin	4,800	90
Terumo	4,000	139
Tobu Railway	17,000	86
Toho	1,600	42
Toho Gas	42,063	297
Tohoku Electric Power	8,400	114
Tokyo Electric Power Holdings*	4,200	16
Tokyo Gas	62,000	282
Tokyu	4,000	28
Toray Industries	10,000	89
TOTO	1,000	38
Toyo Seikan Group Holdings	1,900	31
Toyo Suisan Kaisha	3,000	112
Toyota Industries	1,900	94
Toyota Motor	1,700	92
Unicharm	4,900	117
United Urban Investment‡	66	101
USS	5,600	93
Yakult Honsha	1,800	100
Yamaguchi Financial Group	9,000	97
Yamato Holdings	1,400	29
Yamazaki Baking	5,000	103

		16,479

Luxembourg — 0.0%
RTL Group	682	55
SES, Cl A	1,713	40

		95

Netherlands — 0.2%
Aegon	27,244	139
Akzo Nobel	2,588	215
Altice*	7,879	179
Altice, Cl B*	11,055	251
ArcelorMittal*	29,025	245
ASML Holding	3,148	419
Coca-Cola European Partners	2,967	111
Gemalto	4,556	255
Heineken	1,925	164
ING Groep	10,046	152
Koninklijke Ahold Delhaize	20,056	430
Koninklijke Boskalis Westminster	1,861	64
Koninklijke DSM	3,445	234
Koninklijke KPN	91,067	275
Koninklijke Philips	3,383	109

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Koninklijke Vopak	10,682	$467
LyondellBasell Industries, Cl A	3,347	305
NN Group	3,780	123
NXP Semiconductors*	2,141	222
OCI*	4,290	83
Randstad Holding	1,641	95
RELX	10,973	204
Unibail-Rodamco‡	139	32
Unilever	3,312	165
Wolters Kluwer	4,597	192

		5,130

New Zealand — 0.1%
Auckland International Airport	70,442	333
Contact Energy	79,201	280
Fletcher Building	46,704	271
Mercury NZ	112,969	249
Meridian Energy	170,649	334
Ryman Healthcare	45,110	265
Spark New Zealand	147,825	362

		2,094

Norway — 0.1%
DNB, Cl A	9,226	146
Gjensidige Forsikring	10,608	162
Marine Harvest	9,931	152
Norsk Hydro	51,688	300
Orkla	30,555	274
Schibsted, Cl B	4,860	111
Statoil	26,354	450
Telenor	17,631	293
Yara International	3,178	122

		2,010

Panama — 0.0%
Carnival	2,195	129

Portugal — 0.0%
Banco Espirito Santo*	50,830	—
EDP - Energias de Portugal	85,324	290
Galp Energia SGPS	20,070	305
Jeronimo Martins	16,644	299

		894

Singapore — 0.1%
CapitaLand	33,800	88
CapitaLand Commercial Trust‡	53,667	59
DBS Group Holdings	7,800	108
Genting Singapore	238,600	174
Global Logistic Properties	42,000	84
Golden Agri-Resources	928,100	256

170	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Jardine Cycle & Carriage	6,200	$195
Keppel	16,600	82
Noble Group*	170,100	24
Oversea-Chinese Banking	12,800	89
Sembcorp Industries	31,300	71
Sembcorp Marine	42,000	58
Singapore Airlines	21,300	154
Singapore Exchange	22,900	126
Singapore Press Holdings	97,800	249
Singapore Technologies Engineering	25,400	68
Singapore Telecommunications	116,700	327
StarHub	141,300	291
United Overseas Bank	5,300	84
UOL Group	7,072	35
Wilmar International	89,200	225

		2,847

Spain — 0.2%
Abertis Infraestructuras	5,513	89
ACS Actividades de Construccion y Servicios	2,833	97
Aena (C)	765	121
Amadeus IT Group, Cl A	11,484	584
Banco Bilbao Vizcaya Argentaria	10,923	85
Banco Santander	24,737	152
Bankia	80,911	92
CaixaBank	30,255	130
Distribuidora Internacional de Alimentacion	38,251	222
Enagas	5,493	143
Endesa	4,836	114
Ferrovial	4,529	91
Gas Natural SDG	6,561	144
Grifols	14,620	360
Iberdrola	26,058	187
Industria de Diseno Textil	9,200	325
International Consolidated Airlines Group	7,033	47
Red Electrica	8,320	160
Repsol, Cl A	25,262	391
Telefonica	18,046	202
Zardoya Otis	7,495	70

		3,806

Sweden — 0.2%
Alfa Laval	3,670	69
Atlas Copco, Cl A	1,818	64
Atlas Copco, Cl B	1,891	60
Boliden	12,111	362
Electrolux	4,260	119
Getinge, Cl B	16,980	299
Hennes & Mauritz, Cl B	4,059	104
Hexagon, Cl B	8,618	347
Husqvarna, Cl B	17,924	158
ICA Gruppen	6,378	218

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Industrivarden, Cl C	4,865	$106
Kinnevik	1,565	42
Lundin Petroleum*	24,445	498
Millicom International Cellular*	2,887	162
Nordea Bank	6,982	80
Skandinaviska Enskilda Banken, Cl A	7,936	89
SKF, Cl B	8,542	170
Svenska Cellulosa SCA, Cl B	6,221	201
Svenska Handelsbanken, Cl A	2,082	29
Swedbank, Cl A	2,347	55
Swedish Match	5,303	173
Tele2, Cl B	24,845	238
Telefonaktiebolaget LM Ericsson, Cl B	53,405	358
Telia	44,427	187
Volvo, Cl B	6,277	93

		4,281

Switzerland — 0.2%
ABB	4,545	106
Actelion*	1,191	336
Adecco Group	1,187	84
Aryzta	3,114	100
Baloise Holding	496	68
Barry Callebaut*	121	158
Chocoladefabriken Lindt & Spruengli	31	297
Cie Financiere Richemont	1,741	138
Coca-Cola HBC	3,429	88
Dufry*	1,505	229
EMS-Chemie Holding	353	206
Galenica	161	170
Geberit	215	93
Givaudan	89	160
Kuehne & Nagel International	661	93
LafargeHolcim	843	50
Lonza Group	1,178	223
Nestle	1,850	142
Novartis	2,503	186
Partners Group Holding	322	173
Roche Holding	898	230
Schindler Holding	1,164	223
SGS, Cl B	41	88
Sika	37	222
Sonova Holding	1,666	231
Swatch Group	1,778	124
Swatch Group, Cl B	331	119
Swiss Life Holding	254	82
Swisscom	1,199	554
Syngenta*	280	124
TE Connectivity	2,040	152
Transocean*	13,803	172

		5,421

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	171

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

United Kingdom — 0.3%
Aberdeen Asset Management	4,451	$15
Admiral Group	3,076	77
Anglo American*	12,831	196
Associated British Foods	2,191	71
AstraZeneca	3,801	233
Auto Trader Group (C)	48,359	237
Aviva	4,112	27
Barratt Developments	14,410	98
BHP Billiton	4,135	64
BP	50,616	290
British American Tobacco	1,681	111
BT Group, Cl A	59,549	237
Bunzl	3,000	87
Burberry Group	1,376	30
Capita	2,265	16
Centrica	91,279	248
Cobham	76,406	127
Compass Group	5,292	100
Croda International	2,513	112
Delphi Automotive	1,026	83
Diageo	2,888	82
Dixons Carphone	10,596	42
easyJet	3,512	45
Experian	2,610	53
G4S	16,567	63
GlaxoSmithKline	14,130	293
Glencore	35,516	139
Hikma Pharmaceuticals	5,080	126
IMI	1,574	23
Imperial Brands	2,202	106
Inmarsat	37,473	399
InterContinental Hotels Group	1,274	62
Intertek Group	544	27
ITV	11,950	33
J Sainsbury	21,670	72
Johnson Matthey	1,866	72
Marks & Spencer Group	10,789	45
Mediclinic International	15,345	137
National Grid	20,542	260
Next, Cl A	560	30
Pearson	7,800	67
Petrofac	15,865	182
Reckitt Benckiser Group	1,075	98
RELX	3,034	59
Rio Tinto	4,054	179
Royal Dutch Shell, Cl A	9,648	253
Royal Dutch Shell, Cl B	9,779	267
Royal Mail	6,924	37
RSA Insurance Group	7,664	56
Sage Group	34,684	273
Severn Trent	8,989	268

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Shire	3,125	$182
Sky*	5,534	68
Smith & Nephew	15,129	230
Smiths Group	4,570	93
SSE	11,470	212
Tate & Lyle	7,790	74
Travis Perkins	3,353	63
Unilever	2,107	104
United Utilities Group, Cl B	17,772	221
Vodafone Group	136,374	355
Whitbread	1,095	54
Wm Morrison Supermarkets	34,659	104
Worldpay Group (C)	57,601	213
WPP	2,771	61

		8,341

Total Foreign Common Stock (Cost $93,681) ($ Thousands)		105,469

COMMON STOCK — 3.7%

Consumer Discretionary — 0.3%
Advance Auto Parts	730	108
Amazon.com, Cl A*	164	145
Autonation*	1,850	78
Autozone*	115	83
Bed Bath & Beyond	2,455	97
Best Buy	2,195	108
BorgWarner	3,275	137
CarMax*	1,714	102
CBS, Cl B	891	62
Charter Communications, Cl A*	340	111
Chipotle Mexican Grill, Cl A*	282	126
Coach	5,184	214
Comcast, Cl A	2,442	92
Darden Restaurants	2,025	169
Discovery Communications, Cl A*	2,996	87
Discovery Communications, Cl C*	3,273	93
Dollar General	1,154	80
Dollar Tree*	1,039	82
DR Horton	2,237	75
Expedia	1,058	133
Foot Locker, Cl A	2,052	154
Ford Motor	8,016	93
Gap	3,519	85
Garmin	1,579	81
General Motors	2,216	78
Genuine Parts	974	90
Goodyear Tire & Rubber	1,985	71
H&R Block	4,738	110
Hanesbrands	3,911	81
Harley-Davidson, Cl A	2,718	164

172	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hasbro	950	$95
Home Depot	660	97
Interpublic Group	4,700	115
Johnson Controls International	6,450	272
Kohl’s	2,633	105
L Brands	1,688	80
Leggett & Platt	1,629	82
Lennar, Cl A	2,151	110
LKQ*	2,760	81
Lowe’s	1,189	98
Macy’s	2,465	73
Marriott International, Cl A	3,129	295
Mattel	3,641	93
McDonald’s	1,006	130
Michael Kors Holdings*	1,898	72
Mohawk Industries*	603	138
NetFlix*	798	118
Newell Brands, Cl B	1,797	85
News, Cl A	10,261	133
News, Cl B	6,800	92
Nike, Cl B	2,242	125
Nordstrom	1,762	82
Omnicom Group	2,049	177
O’Reilly Automotive*	309	83
Priceline Group*	50	89
PulteGroup	2,869	68
PVH	977	101
Ralph Lauren, Cl A	1,031	84
Ross Stores	2,214	146
Royal Caribbean Cruises	1,209	119
Scripps Networks Interactive, Cl A	1,434	112
Signet Jewelers	1,118	77
Staples	13,000	114
Starbucks	2,467	144
Target, Cl A	1,487	82
TEGNA	3,155	81
Tiffany	1,689	161
Time Warner	1,132	111
TJX	1,183	94
Tractor Supply	1,391	96
TripAdvisor*	2,510	108
Twenty-First Century Fox, Cl A	2,526	82
Twenty-First Century Fox, Cl B	3,644	116
Ulta Salon Cosmetics & Fragrance*	470	134
Under Armour, Cl A*	3,892	77
Under Armour, Cl C*	3,047	56
Urban Outfitters*	3,420	81
VF	1,799	99
Viacom, Cl B	1,904	89
Walt Disney	1,190	135
Whirlpool	397	68
Wyndham Worldwide	1,075	91

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wynn Resorts	1,014	$116
Yum China Holdings*	1,420	39
Yum! Brands	1,420	91

		9,081

Consumer Staples — 0.4%
Altria Group	3,905	279
Archer-Daniels-Midland	8,119	374
Brown-Forman, Cl B	5,136	237
Campbell Soup	4,237	242
Church & Dwight	7,552	377
Clorox	1,950	263
Coca-Cola	5,902	250
Colgate-Palmolive	5,396	395
ConAgra Foods	6,299	254
Constellation Brands, Cl A	1,639	266
Costco Wholesale	2,243	376
Coty, Cl A	8,500	154
CVS Health	2,823	222
Dr Pepper Snapple Group	2,934	287
Estee Lauder, Cl A	3,029	257
General Mills	4,478	264
Hershey	4,539	496
Hormel Foods	10,103	350
JM Smucker	2,365	310
Kellogg	3,168	230
Kimberly-Clark	2,375	313
Kraft Heinz	4,045	367
Kroger	7,623	225
Lamb Weston Holdings	2,099	88
McCormick	3,299	322
Mead Johnson Nutrition, Cl A	3,862	344
Molson Coors Brewing, Cl B	3,046	291
Mondelez International, Cl A	5,619	242
Monster Beverage*	6,570	303
PepsiCo	2,423	271
Philip Morris International	2,328	263
Procter & Gamble	2,984	268
Reynolds American	4,913	310
SYSCO, Cl A	5,177	269
Tyson Foods, Cl A	3,419	211
Walgreens Boots Alliance	3,532	293
Wal-Mart Stores	4,991	360
Whole Foods Market	9,948	296

		10,919

Energy — 0.3%
Anadarko Petroleum, Cl A	2,311	143
Apache	3,437	177
Baker Hughes	4,278	256
Cabot Oil & Gas	6,882	165
Chesapeake Energy*	26,966	160

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	173

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chevron	2,251	$242
Cimarex Energy	1,622	194
Concho Resources*	1,972	253
ConocoPhillips	4,596	229
Devon Energy	4,496	188
Diamond Offshore Drilling*	8,978	150
EOG Resources	2,565	250
EQT	3,315	202
ExxonMobil	2,881	236
Halliburton	5,364	264
Helmerich & Payne	3,032	202
Hess	3,644	176
Kinder Morgan	8,493	185
Marathon Oil	10,683	169
Marathon Petroleum	4,014	203
Murphy Oil	5,767	165
National Oilwell Varco, Cl A	6,758	271
Newfield Exploration*	4,105	151
Noble Energy	5,104	175
Occidental Petroleum	3,639	231
Oneok	6,107	339
Phillips 66	3,313	262
Pioneer Natural Resources	1,390	259
Range Resources	3,619	105
Schlumberger, Cl A	3,885	303
Southwestern Energy*	7,514	61
TechnipFMC*	7,037	229
Tesoro	2,422	196
Valero Energy	3,835	254
Williams	7,626	226

		7,271

Financials — 0.3%
Affiliated Managers Group	586	96
Aflac	669	48
Allstate	963	79
American Express	1,241	98
American International Group	2,014	126
Ameriprise Financial	614	80
Aon	1,040	123
Arthur J. Gallagher	2,093	118
Assurant	976	93
Bank of America	3,043	72
Bank of New York Mellon	1,559	74
BB&T	1,795	80
Berkshire Hathaway, Cl B*	698	116
BlackRock	151	58
Capital One Financial	700	61
Charles Schwab	2,369	97
Chubb	1,185	162
Cincinnati Financial	2,017	146
Citigroup	1,388	83

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citizens Financial Group	3,013	$104
CME Group	1,198	142
Comerica	1,055	72
Discover Financial Services	1,159	79
E*Trade Financial*	4,160	145
Fifth Third Bancorp	5,885	150
Franklin Resources	1,671	70
Goldman Sachs Group	268	62
Hartford Financial Services Group	2,184	105
Huntington Bancshares	5,352	72
Intercontinental Exchange	1,550	93
Invesco	1,903	58
JPMorgan Chase	873	77
KeyCorp	3,605	64
Legg Mason	1,384	50
Leucadia National	7,057	184
Lincoln National	1,000	65
Loews	1,145	54
M&T Bank	901	139
Marsh & McLennan	1,756	130
MetLife	2,745	145
Moody’s	673	75
Morgan Stanley	3,723	160
Nasdaq, Cl A	1,585	110
Navient	5,548	82
Northern Trust	1,046	91
People’s United Financial	4,631	84
PNC Financial Services Group	968	116
Principal Financial Group, Cl A	2,672	169
Progressive	2,974	117
Prudential Financial	1,201	128
Regions Financial	10,217	148
S&P Global	1,004	131
State Street	770	61
SunTrust Banks	1,338	74
Synchrony Financial	3,561	122
T. Rowe Price Group	1,457	99
Torchmark, Cl A	2,083	161
Travelers	849	102
Unum Group	1,475	69
US Bancorp	2,336	120
Wells Fargo	3,144	175
Willis Towers Watson	432	57
XL Group	2,550	102
Zions Bancorporation	2,651	111

		6,534

Health Care — 0.4%
Abbott Laboratories	5,349	238
AbbVie	2,438	159
Aetna, Cl A	1,342	171
Agilent Technologies	4,929	261

174	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alexion Pharmaceuticals*	963	$117
Allergan	620	148
AmerisourceBergen, Cl A	1,376	122
Amgen, Cl A	840	138
Anthem	1,304	216
Baxter International	4,092	212
Becton Dickinson	1,426	262
Biogen*	478	131
Boston Scientific*	9,145	227
Bristol-Myers Squibb	2,001	109
C.R. Bard	1,046	260
Cardinal Health	1,831	149
Celgene, Cl A*	1,304	162
Centene*	1,976	141
Cerner*	3,217	189
Cigna	1,350	198
DaVita HealthCare Partners*	2,885	196
DENTSPLY SIRONA	2,721	170
Edwards Lifesciences, Cl A*	1,836	173
Eli Lilly	1,884	158
Endo International*	6,159	69
Express Scripts Holding*	2,680	177
Gilead Sciences	1,480	100
HCA Holdings*	1,960	174
Henry Schein*	830	141
Hologic*	5,088	216
Humana	1,000	206
Illumina*	1,071	183
Intuitive Surgical*	262	201
Johnson & Johnson	2,358	294
Laboratory Corp of America Holdings*	1,602	230
Mallinckrodt*	1,409	63
McKesson	792	117
Medtronic	2,224	179
Merck	2,621	166
Mylan*	2,967	116
Patterson	4,669	211
PerkinElmer	2,942	171
Perrigo	1,103	73
Pfizer	6,421	220
Quest Diagnostics	2,313	227
Regeneron Pharmaceuticals*	338	131
Stryker	1,505	198
Taro Pharmaceutical Industries*	3,432	400
Thermo Fisher Scientific	1,047	161
UnitedHealth Group	1,173	192
Universal Health Services, Cl B	1,166	145
Varian Medical Systems*	2,224	203
Vertex Pharmaceuticals*	1,215	133
Waters*	1,193	186
Zimmer Biomet Holdings	1,594	195

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis, Cl A	2,648	$141

		9,926

Industrials — 0.4%
3M	1,244	238
Acuity Brands	340	69
Alaska Air Group	478	44
Allegion	2,213	168
American Airlines Group	2,945	125
Ametek	1,885	102
Arconic	7,181	189
Boeing	1,037	183
C.H. Robinson Worldwide	2,024	156
Caterpillar, Cl A	1,117	104
Cintas	1,885	239
CSX	4,880	227
Cummins	1,302	197
Danaher, Cl A	1,081	92
Deere	1,562	170
Delta Air Lines, Cl A	3,091	142
Dover	1,286	103
Dun & Bradstreet	1,003	108
Emerson Electric	3,514	210
Equifax	1,030	141
Expeditors International of Washington	3,505	198
Fastenal, Cl A	2,002	103
FedEx	581	113
Flowserve	1,736	84
Fluor	1,781	94
Fortive	540	33
Fortune Brands Home & Security	1,500	91
General Dynamics	849	159
General Electric	3,393	101
Honeywell International	835	104
Illinois Tool Works	945	125
Ingersoll-Rand	1,653	134
Jacobs Engineering Group	2,905	161
JB Hunt Transport Services	1,502	138
Kansas City Southern	1,143	98
L3 Technologies	1,255	207
Lockheed Martin	518	139
Masco	3,446	117
Nielsen Holdings	2,902	120
Norfolk Southern	1,519	170
Northrop Grumman	759	181
PACCAR	1,691	114
Parker-Hannifin, Cl A	653	105
Pentair	2,268	142
Pitney Bowes	4,588	60
Quanta Services*	3,494	130
Raytheon	872	133
Republic Services	3,860	242

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	175

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Robert Half International	3,077	$150
Rockwell Automation	1,359	212
Rockwell Collins	1,112	108
Roper Technologies	466	96
Ryder System	1,472	111
Snap-on	801	135
Southwest Airlines, Cl A	3,040	163
Stanley Black & Decker	854	114
Stericycle, Cl A*	1,394	116
Textron	2,415	115
TransDigm Group*	200	44
Union Pacific	1,324	140
United Continental Holdings*	2,649	187
United Parcel Service, Cl B	975	105
United Rentals*	1,181	148
United Technologies	1,125	126
Verisk Analytics, Cl A*	1,825	148
Waste Management	3,332	243
WW Grainger	632	147
Xylem	3,160	159

		9,370

Information Technology — 0.4%
Activision Blizzard	3,303	165
Adobe Systems*	1,333	173
Akamai Technologies*	2,138	128
Alliance Data Systems	672	167
Alphabet, Cl A*	135	114
Alphabet, Cl C*	158	131
Amphenol, Cl A	1,661	118
Analog Devices	2,324	191
Apple	1,192	171
Applied Materials	5,515	215
Autodesk, Cl A*	2,022	175
Automatic Data Processing	1,236	127
Broadcom, Cl A	770	169
CA	4,037	128
Cisco Systems	3,423	116
Citrix Systems*	1,207	101
Cognizant Technology Solutions, Cl A	1,460	87
Conduent*	2,321	39
Corning, Cl B	6,188	167
CSRA	4,599	135
Dell Technologies - VMware, Cl V*	647	41
eBay*	4,896	164
Electronic Arts*	1,819	163
F5 Networks, Cl A*	1,077	154
Facebook, Cl A*	855	121
Fidelity National Information Services, Cl B	1,370	109
First Solar*	1,938	53
Fiserv, Cl A*	1,220	141
Flir Systems	3,188	116

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Global Payments	1,650	$133
Harris	1,630	181
Hewlett Packard Enterprise	5,885	139
HP	8,533	153
Intel	4,494	162
International Business Machines	793	138
Intuit	1,158	134
Juniper Networks	4,939	137
KLA-Tencor	1,572	149
Lam Research	1,568	201
MasterCard, Cl A	1,158	130
Microchip Technology	2,532	187
Micron Technology*	7,551	218
Microsoft	2,267	149
Mobileye*	5,790	356
Motorola Solutions	1,647	142
NetApp	5,224	219
Nvidia	1,767	192
Oracle, Cl B	2,124	95
Paychex	2,240	132
PayPal Holdings*	3,253	140
Qorvo*	1,591	109
Qualcomm	2,828	162
Red Hat*	1,732	150
salesforce.com*	1,252	103
Seagate Technology	4,322	199
Skyworks Solutions	1,430	140
Symantec, Cl A	7,725	237
Teradata*	3,726	116
Texas Instruments	1,935	156
Total System Services	1,926	103
VeriSign*	1,436	125
Visa, Cl A	1,380	123
Western Digital	2,038	168
Western Union	7,451	152
Xerox	11,605	85
Xilinx	2,202	127
Yahoo!*	3,036	141

		9,762

Materials — 0.3%
Air Products & Chemicals	1,914	259
Albemarle	2,600	275
Alcoa	2,393	82
Avery Dennison	3,753	303
Ball	3,476	258
CF Industries Holdings	9,010	264
Dow Chemical, Cl A	3,819	243
E.I. Du Pont de Nemours	3,495	281
Eastman Chemical	3,217	260
Ecolab	3,373	423
FMC	4,986	347

176	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Freeport-McMoRan, Cl B*	15,519	$207
International Flavors & Fragrances	3,064	406
International Paper	5,522	280
Martin Marietta Materials, Cl A	1,465	320
Monsanto	3,480	394
Mosaic	8,234	240
Newmont Mining	8,759	289
Nucor	5,150	308
Owens-Illinois*	13,803	281
PPG Industries	2,411	253
Praxair	3,536	419
Sealed Air	6,166	269
Sherwin-Williams, Cl A	861	267
Vulcan Materials	2,659	320
WestRock	5,916	308

		7,556

Real Estate — 0.1%
American Tower, Cl A‡	1,449	176
Apartment Investment & Management, Cl A‡	2,812	125
AvalonBay Communities‡	979	180
Boston Properties‡	488	65
CBRE Group, Cl A*	3,263	113
Crown Castle International‡	1,247	118
Digital Realty Trust, Cl A‡	1,000	106
Equinix‡	391	157
Equity Residential‡	941	59
Essex Property Trust‡	534	124
Extra Space Storage‡	1,522	113
Federal Realty Investment Trust‡	625	83
GGP‡	3,887	90
HCP‡	4,241	133
Host Hotels & Resorts‡	7,223	135
Iron Mountain‡	3,207	114
Kimco Realty‡	2,593	57
Macerich‡	1,104	71
ProLogis‡	2,009	104
Public Storage‡	541	118
Realty Income‡	1,430	85
Simon Property Group‡	730	126
SL Green Realty‡	1,090	116
UDR‡	2,944	107
Ventas‡	1,347	88
Vornado Realty Trust‡	1,108	111
Welltower‡	1,515	107
Weyerhaeuser‡	4,633	157

		3,138

Telecommunication Services — 0.3%
AT&T	58,821	2,444
CenturyTel	79,156	1,866
Frontier Communications	400,751	858

Description		Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Level 3 Communications*		26,693	$1,527
Verizon Communications		43,437	2,117

			8,812

Utilities — 0.5%
AES		42,041	470
Alliant Energy		10,850	430
Ameren		8,493	464
American Electric Power		5,845	392
American Water Works		6,081	473
Centerpoint Energy		18,582	512
CMS Energy		9,350	418
Consolidated Edison		5,188	403
Dominion Resources		5,265	408
DTE Energy		4,990	510
Duke Energy		4,970	408
Edison International		5,948	474
Entergy		5,464	415
Eversource Energy		8,691	511
Exelon		12,325	443
FirstEnergy		12,836	408
NextEra Energy		3,446	442
NiSource		18,942	451
NRG Energy		27,164	508
PG&E		7,506	498
Pinnacle West Capital		5,992	500
PPL		11,490	430
Public Service Enterprise Group		9,147	406
SCANA		5,783	378
Sempra Energy		4,307	476
Southern		7,558	376
WEC Energy Group		6,997	424
Xcel Energy		10,425	463

			12,491

Total Common Stock (Cost $74,865) ($ Thousands)			94,860

		Face Amount (Thousands)

CORPORATE OBLIGATIONS — 2.4%

Consumer Discretionary — 0.1%
Toyota Motor Credit MTN (B)
3.400%, 09/15/2021	$	150	156
1.375%, 01/10/2018		1,000	1,000
Trustees of Dartmouth College
4.750%, 06/01/2019 (B)		150	159
University of Southern California
5.250%, 10/01/2111 (B)		100	117

			1,432

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	177

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Accumulation Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 0.1%
Coca-Cola (B)
3.200%, 11/01/2023	$	500	$515
1.150%, 04/01/2018		1,000	998
Colgate-Palmolive MTN
2.300%, 05/03/2022 (B)		250	250
Wal-Mart Stores
5.250%, 09/01/2035 (B)		1,000	1,181

			2,944

Energy — 0.2%
Chevron (B)
4.950%, 03/03/2019		150	159
2.100%, 05/16/2021		1,000	991
ExxonMobil
3.176%, 03/15/2024 (B)		500	514
Nexen Energy ULC
5.875%, 03/10/2035 (B)		100	117
Shell International Finance
4.375%, 03/25/2020 (B)		1,000	1,065
Statoil
2.450%, 01/17/2023 (B)		250	246
Total Capital International
2.100%, 06/19/2019 (B)		1,000	1,007
XTO Energy (B)
6.750%, 08/01/2037		300	412
6.500%, 12/15/2018		750	809

			5,320

Financials — 1.5%
Australia & New Zealand Banking Group NY MTN (B)
2.250%, 06/13/2019		1,300	1,308
1.875%, 10/06/2017		250	251
Bank of Montreal MTN (B)
2.550%, 11/06/2022		250	248
1.500%, 07/18/2019		1,000	988
1.400%, 09/11/2017		200	200
Bank of New York Mellon
3.550%, 09/23/2021 (B)		200	208
Bank of Nova Scotia (B)
2.800%, 07/21/2021		1,000	1,012
2.050%, 10/30/2018		250	252
Berkshire Hathaway (B)
4.500%, 02/11/2043		500	536
3.400%, 01/31/2022		150	157
2.750%, 03/15/2023		1,000	1,000
Berkshire Hathaway Finance
5.400%, 05/15/2018 (B)		250	261
Canadian Imperial Bank of Commerce (B)
1.600%, 09/06/2019		1,000	991
1.550%, 01/23/2018		500	500

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CME Group (B)
3.000%, 09/15/2022	$	100	$102
3.000%, 03/15/2025		1,000	1,000
Commonwealth Bank of Australia NY (B)
2.300%, 09/06/2019		250	252
2.250%, 03/13/2019		250	251
Commonwealth Bank of Australia NY MTN (B)
2.550%, 03/15/2021		1,000	999
1.900%, 09/18/2017		150	151
Cooperatieve Rabobank UA
2.250%, 01/14/2019 (B)		1,000	1,006
JPMorgan Chase Bank
1.650%, 09/23/2019 (B)		1,000	995
KFW (B)
2.500%, 11/20/2024		1,000	1,007
2.375%, 08/25/2021		1,500	1,521
1.875%, 06/30/2020		1,000	1,002
1.875%, 11/30/2020		1,000	997
1.750%, 10/15/2019		1,000	1,003
1.500%, 02/06/2019		1,000	1,001
1.125%, 08/06/2018		1,000	997
0.875%, 09/05/2017		200	200
KFW MTN
2.750%, 09/08/2020 (B)		1,000	1,029
Landwirtschaftliche Rentenbank (B)
2.250%, 10/01/2021		2,000	2,008
1.875%, 09/17/2018		550	554
1.750%, 04/15/2019		200	201
1.375%, 10/23/2019		500	497
1.000%, 04/04/2018		200	199
0.875%, 09/12/2017		300	299
National Australia Bank (B)
3.000%, 01/20/2023		200	201
1.875%, 07/12/2021		500	485
National Australia Bank MTN
2.000%, 01/14/2019 (B)		1,000	1,002
Oesterreichische Kontrollbank (B)
1.875%, 01/20/2021		1,000	993
1.625%, 03/12/2019		1,000	1,000
Royal Bank of Canada MTN (B)
2.200%, 07/27/2018		250	252
2.150%, 03/15/2019		200	201
2.000%, 12/10/2018		1,000	1,004
1.800%, 07/30/2018		200	200
1.625%, 04/15/2019		500	497
1.500%, 01/16/2018		500	500
1.500%, 07/29/2019		1,000	990
Svenska Handelsbanken (B)
2.875%, 04/04/2017		200	200
2.500%, 01/25/2019		200	202
Svenska Handelsbanken MTN (B)
2.450%, 03/30/2021		1,000	997
2.250%, 06/17/2019		300	302

178	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN (B)
2.125%, 07/02/2019	$	250	$251
2.125%, 04/07/2021		500	496
US Bank
2.125%, 10/28/2019 (B)		400	402
Wells Fargo MTN
1.650%, 01/22/2018 (B)		1,000	999
Wells Fargo Bank
1.750%, 05/24/2019 (B)		1,000	997
Wells Fargo Bank MTN
2.150%, 12/06/2019 (B)		500	502
Westpac Banking (B)
4.875%, 11/19/2019		200	214
2.600%, 11/23/2020		1,000	1,008
2.150%, 03/06/2020		500	500

			39,578

Health Care — 0.1%
Johns Hopkins University
5.250%, 07/01/2019 (B)		18	19
Johnson & Johnson (B)
5.950%, 08/15/2037		300	390
3.375%, 12/05/2023		500	527
2.450%, 03/01/2026		1,000	960
Novartis Securities Investment
5.125%, 02/10/2019 (B)		150	160
Sanofi
4.000%, 03/29/2021 (B)		150	159

			2,215

Industrials — 0.0%
3M MTN
5.700%, 03/15/2037 (B)		150	186

Information Technology — 0.3%
Alphabet
3.625%, 05/19/2021 (B)		150	159
Apple (B)
4.650%, 02/23/2046		1,000	1,073
3.250%, 02/23/2026		1,000	1,010
2.850%, 02/23/2023		1,000	1,010
2.400%, 05/03/2023		250	246
Microsoft (B)
3.950%, 08/08/2056		500	467
3.700%, 08/08/2046		500	470
3.300%, 02/06/2027		1,000	1,015
2.125%, 11/15/2022		500	490
0.875%, 11/15/2017		1,500	1,495

			7,435

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/2017 (B)	$	200	$200

Utilities — 0.1%
Duke Energy Carolinas
2.950%, 12/01/2026 (B)		1,000	984
Florida Power & Light
3.125%, 12/01/2025 (B)		1,000	1,013
Southern California Gas
5.125%, 11/15/2040 (B)		150	174

			2,171

Total Corporate Obligations (Cost $61,982) ($ Thousands)			61,481

		Shares

EXCHANGE TRADED FUND — 1.4%

United States — 1.4%
iShares iBoxx Investment Grade Corporate Bond Fund		309,433	36,485

Total Exchange Traded Fund (Cost $36,436) ($ Thousands)			36,485

PREFERRED STOCK — 0.0%

Germany — 0.0%
Fuchs Petrolub, 0.000%		1,520	74
Henkel & KGaA, 0.000%		1,296	166
Porsche Automobil Holding, 0.000%		342	19
Volkswagen, 0.000%		65	10

Total Preferred Stock (Cost $235) ($ Thousands)			269

		Number of Rights

RIGHTS* — 0.0%

United States — 0.0%
Safeway CVR - Casa Ley‡‡		2,823	3
Safeway CVR - PDC‡‡		2,823	—

Total Rights (Cost $—) ($ Thousands)			3

Total Investments — 78.4% (Cost $1,974,487) ($ Thousands)			$2,000,202

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	179

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Amsterdam Index	116	Apr-2017	$136
Australian 10-Year Bond	1,301	Jun-2017	2,757
CAC40 10 Euro Index	377	Apr-2017	600
Canadian 10-Year Bond	1,580	Jun-2017	1,056
Dax Index	102	Jun-2017	839
DJ Euro Stoxx 50 Index	1,611	Jun-2017	1,725
Euro-Bob	270	Jun-2017	6
Euro-BTP	740	Jun-2017	294
Euro-Bund	2,061	Jun-2017	(345)
Euro-Buxl 30 Year Bond	84	Jun-2017	214
FTSE 100 Index	743	Jun-2017	(90)
FTSE/JSE Top 40 Index	303	Jun-2017	145
FTSE MIB Index	59	Jun-2017	283
Hang Seng Index	108	Apr-2017	(148)
IBEX 35 Plus Index	32	Apr-2017	177
Japanese 10-Year Bond	37	Jun-2017	5
Japanese 10-Year E-MINI	1,116	Jun-2017	(47)
KOSPI 200 Index	4	Jun-2017	17
Long Gilt 10-Year Bond	502	Jun-2017	1,060
MSCI Emerging Markets E-MINI	1,758	Jun-2017	2,829
OMX Index	71	Apr-2017	23
Russell 2000 Index E-MINI	1,995	Jun-2017	2,174
S&P 500 Index	16	Jun-2017	(15)
S&P 500 Index E-MINI	3,554	Jun-2017	(1,279)
S&P Mid Cap 400 Index E-MINI	264	Jun-2017	268
S&P TSX 60 Index	117	Jun-2017	12
SGX S&P CNX Nifty Index	357	Apr-2017	34
SPI 200 Index	180	Jun-2017	333
Taiwan Index	29	Apr-2017	(10)
Topix Index	606	Jun-2017	(1,417)
U.S. 10-Year Treasury Note	737	Jun-2017	563
U.S. 10-Year Treasury Note	3,742	Jun-2007	856
U.S. 2-Year Treasury Note	633	Jul-2007	97
U.S. 5-Year Treasury Note	199	Jun-2017	59
U.S. 5-Year Treasury Note	234	Jun-2007	121
U.S. Long Treasury Bond	305	Jun-2017	216
Brent Crude**	183	Apr-2017	164
Brent Crude**	647	Jun-2017	212
Coffee**	136	Jul-2017	(85)
Copper**	114	Sep-2017	(294)
Corn**	252	Jul-2017	30
Corn**	91	Dec-2017	(49)
Cotton No. 2**	109	Jul-2017	1
Cotton No. 2**	150	Dec-2017	(85)
Crude Oil**	394	May-2017	485
Dow Jones-UBS Commodity Index**	988	Jun-2017	82
Feeder Cattle**	92	Aug-2017	167
Feeder Cattle**	162	May-2017	410
Gasoil**	212	Jun-2017	89
Gasoline**	115	Jun-2017	292
Gold**	445	Jun-2017	658
Heating Oil**	107	Jun-2017	282
Kansas City Hard Red Winter Wheat**	13	Jul-2017	(28)

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Lean Hogs**	2	Aug-2017	$(2)
Lean Hogs**	217	Jun-2017	(330)
Live Cattle**	122	Aug-2017	146
Live Cattle**	444	Jun-2017	876
LME Copper**	177	Jun-2017	233
LME Lead**	48	Jun-2017	132
LME Nickel**	186	Jun-2017	(758)
LME Primary Aluminum**	825	Jun-2017	3,026
LME Zinc**	237	Jun-2017	(166)
Natural Gas**	458	May-2017	378
Natural Gas**	102	Jun-2017	224
NYMEX Cocoa**	339	Jul-2017	(34)
S&P - Goldman Sachs Commodity Index**	269	Apr-2017	43
Silver**	252	May-2017	566
Silver**	31	Jul-2017	12
Soybean**	289	Jul-2017	(911)
Soybean Meal**	263	Jul-2017	(510)
Soybean Oil**	326	Jul-2017	(549)
Sugar No. 11**	858	Jun-2017	(1,263)
Wheat**	76	Jul-2017	(73)

			$16,919

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/27/17-06/21/17	GBP	17,788	USD	22,375	$104
04/24/17-06/21/17	GBP	112,174	USD	138,717	(1,684)
04/24/17-06/21/17	EUR	138,085	USD	148,841	1,006
06/21/17	EUR	258,218	USD	274,419	(2,824)
04/27/17	CHF	5,000	USD	5,094	89
06/21/17	CHF	698	USD	695	(6)
04/27/17	AUD	9,900	USD	7,534	(13)
06/21/17	CAD	20	USD	15	—
04/27/17	CAD	11,416	USD	8,528	(36)
04/27/17-06/21/17	HKD	91,469	USD	11,791	7
04/27/17	JPY	1,874,000	USD	17,004	165
06/21/17	USD	68	CAD	91	1
06/21/17	USD	50	CAD	65	(1)
06/21/17	USD	566	CHF	561	(2)
06/21/17	CNH	100	USD	14	—
06/21/17	CNH	4,100	USD	592	(1)
06/21/17	USD	4,088	EUR	3,846	41
06/21/17	USD	1,304	EUR	1,200	(15)
06/21/17	USD	5,891	HKD	45,664	(5)
06/21/17	BRL	6,200	USD	1,974	57
06/21/17	USD	9,416	CNH	65,400	41
06/21/17	USD	275	CNH	1,900	—
06/21/17	MXN	11,900	USD	615	(9)
06/21/17	USD	25,715	HUF	7,447,500	174
06/21/17	USD	26,374	INR	1,782,400	928

180	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
06/21/17	USD	806	INR	52,600	$—
06/21/17	ZAR	29,000	USD	2,183	50
06/21/17	USD	33,140	ZAR	438,700	(877)
06/21/17	USD	35,834	BRL	114,600	(407)
06/21/17	USD	7,339	TRY	27,894	143
06/21/17	USD	28,851	TRY	106,706	(230)
06/21/17	USD	36,691	KRW	41,523,700	502
06/21/17	USD	923	KRW	1,026,400	(4)
06/21/17	USD	40,022	MXN	801,000	1,976
06/21/17	USD	537	MXN	10,200	(3)
06/21/17	USD	35,458	PLN	144,600	1,032
06/21/17	USD	5,302	PLN	20,800	(54)
06/21/17	KRW	111,400	USD	100	—
06/21/17	KRW	345,400	USD	300	(9)
06/21/17	HUF	480,700	USD	1,693	22
06/21/17	HUF	322,500	USD	1,111	(10)

					$148

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(97,510)	$96,616	$(894)
Citigroup	(661,860)	661,781	(79)
JPMorgan Chase Bank	(47,947)	48,508	561
State Street	(138,022)	138,582	560

			$148

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	181

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Accumulation Fund (Concluded)

A list of the open OTC swap agreements held by the Fund at March 31, 2017 is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	Taiwan Index	Negative Price Return	Positive Price Return	04/19/17	USD	$2,003	$68
JPMorgan Chase Bank	Bovaspa Index	Negative Price Return	Positive Price Return	04/25/17	BRL	18,156	(793)
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	04/25/17	USD	3,421	139
Bank of America	H-Shares Index	Negative Price Return	Positive Price Return	04/30/17	HKD	46,238	(831)
JPMorgan Chase Bank	H-Shares Index	Negative Price Return	Positive Price Return	04/30/17	HKD	25,117	(494)
Bank of America	Hang Seng Index	Negative Price Return	Positive Price Return	04/30/17	HKD	7,057	(70)
JPMorgan Chase Bank	Hang Seng Index	Negative Price Return	Positive Price Return	04/30/17	HKD	7,380	(83)
Bank of America	SGX S&P CNX Nifty Index	Negative Price Return	Positive Price Return	04/30/17	USD	3,804	40
JPMorgan Chase Bank	SGX S&P CNX Nifty Index	Negative Price Return	Positive Price Return	04/30/17	USD	5,241	57
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	04/30/17	USD	5,498	(57)
JPMorgan Chase Bank	Taiwan Index	Negative Price Return	Positive Price Return	04/30/17	USD	24,755	(273)
Bank of America	KOSPI 200 Index	Negative Price Return	Positive Price Return	06/08/17	KRW	7,939	625
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positive Price Return	06/16/17	CHF	7,416	90
Bank of America	Euro-Bund	Negative Price Return	Positive Price Return	06/20/17	EUR	108,012	(280)
Bank of America	Canadian 10-Year Bond	Negative Price Return	Positive Price Return	06/21/17	CAD	1,661	(13)
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positive Price Return	06/30/17	USD	392,294	576
JPMorgan Chase Bank	KOSPI 200 Index	Negative Price Return	Positive Price Return	06/30/17	KRW	18,559	1,089
Citigroup	Soybean Oil**	Negative Price Return	Positive Price Return	05/25/17	USD	1,229	(85)
BoA Merrill Lynch	Soybean Oil**	Negative Price Return	Positive Price Return	05/25/17	USD	1,814	(136)
Citibank	Silver**	Negative Price Return	Positive Price Return	05/31/17	USD	265	9
BoA Merrill Lynch	Silver**	Negative Price Return	Positive Price Return	05/31/17	USD	90	2
Citibank	LME Aluminum**	Negative Price Return	Positive Price Return	06/21/17	USD	1,193	83
Citibank	LME Lead**	Negative Price Return	Positive Price Return	06/21/17	USD	506	21
Citibank	LME Nickel**	Negative Price Return	Positive Price Return	06/21/17	USD	247	(6)
Citibank	Zinc**	Negative Price Return	Positive Price Return	06/21/17	USD	421	(5)
Citibank	WTI Crude**	Negative Price Return	Positive Price Return	06/30/17	USD	15,843	40
BoA Merrill Lynch	WTI Crude**	Negative Price Return	Positive Price Return	06/30/17	USD	7,624	37
Citigroup	Gold 100 Oz**	Negative Price Return	Positive Price Return	06/30/17	USD	9,406	(22)
BoA Merrill Lynch	Gold 100 Oz**	Negative Price Return	Positive Price Return	06/30/17	USD	1,380	(4)
Citigroup	Heating Oil**	Negative Price Return	Positive Price Return	06/30/17	USD	1,988	(62)
BoA Merrill Lynch	Heating Oil**	Negative Price Return	Positive Price Return	06/30/17	USD	3,566	(113)
BoA Merrill Lynch	Live Cattle**	Negative Price Return	Positive Price Return	06/30/17	USD	8,501	236
BoA Merrill Lynch	Lean Hogs**	Negative Price Return	Positive Price Return	06/30/17	USD	7,173	(319)
Citigroup	LME Copper**	Negative Price Return	Positive Price Return	06/30/17	USD	2,108	(64)
Citigroup	Natural Gas**	Negative Price Return	Positive Price Return	06/30/17	USD	1,534	126
Citigroup	Gas Oil (100Mt)**	Negative Price Return	Positive Price Return	06/30/17	USD	4,360	(205)
BoA Merrill Lynch	Gas Oil (100Mt)**	Negative Price Return	Positive Price Return	06/30/17	USD	3,322	(157)
Citibank	Sugar**	Negative Price Return	Positive Price Return	06/30/17	USD	183	(13)
BoA Merrill Lynch	Sugar**	Negative Price Return	Positive Price Return	06/30/17	USD	367	(27)
Citigroup	Gasoline RBOB**	Negative Price Return	Positive Price Return	06/30/17	USD	722	(9)
BoA Merrill Lynch	Gasoline RBOB**	Negative Price Return	Positive Price Return	06/30/17	USD	2,596	(31)
Citigroup	Soybean Oil**	Negative Price Return	Positive Price Return	07/14/17	USD	289	0
BoA Merrill Lynch	Soybean Oil**	Negative Price Return	Positive Price Return	07/14/17	USD	403	1
Citigroup	Corn**	Negative Price Return	Positive Price Return	07/31/17	USD	11,717	(118)
BoA Merrill Lynch	Corn**	Negative Price Return	Positive Price Return	07/31/17	USD	130	1
Citigroup	Cocoa**	Negative Price Return	Positive Price Return	07/31/17	USD	40	2
BoA Merrill Lynch	Cocoa**	Negative Price Return	Positive Price Return	07/31/17	USD	2,832	231
Citigroup	Brent Crude**	Negative Price Return	Positive Price Return	07/31/17	USD	10,358	(461)
Citibank	Cotton No. 2**	Negative Price Return	Positive Price Return	07/31/17	USD	4,046	1
Citibank	Coffee ‘C’**	Negative Price Return	Positive Price Return	07/31/17	USD	4,579	(65)
Citibank	Coffee ‘C’**	Negative Price Return	Positive Price Return	07/31/17	USD	540	(9)
Citigroup	Kansas City Hard Red Winter Wheat**	Negative Price Return	Positive Price Return	07/31/17	USD	678	(71)
BoA Merrill Lynch	Kansas City Hard Red Winter Wheat**	Negative Price Return	Positive Price Return	07/31/17	USD	24	(3)
Citibank	Soybean**	Negative Price Return	Positive Price Return	07/31/17	USD	7,471	(485)
BoA Merrill Lynch	Soybean**	Negative Price Return	Positive Price Return	07/31/17	USD	14,233	(931)
Citigroup	Soybean Meal**	Negative Price Return	Positive Price Return	07/31/17	USD	766	(49)
BoA Merrill Lynch	Soybean Meal**	Negative Price Return	Positive Price Return	07/31/17	USD	1,534	(100)
Citibank	Wheat**	Negative Price Return	Positive Price Return	07/31/17	USD	3,087	(124)

							$(3,094)

182	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2017 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	3-Month USD - LIBOR	1.25%	06/21/2022	$ 139,870	$1,156
JPMorgan Chase Bank	3-Month USD - LIBOR	1.25%	06/21/2019	46,000	32
JPMorgan Chase Bank	3-Month USD - LIBOR	1.25%	06/21/2019	348,681	756

					$1,944

Percentages are based on Net Assets of $2,552,699 ($ Thousands).

*	Non-income producing security.

**	Futures and swap contracts held by Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2017.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2017.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $8,015 ($ Thousands), representing 0.3% of the Net Assets of the Fund.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNH — Chinese Offshore Yuan

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korea Composite Stock Price Index

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

OTC — Over the Counter

PLN — Polish Zloty

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPI — Share Price Index

TRY — Turkish Lira

TSE — Tokyo Stock Exchange

TSX — Toronto Stock Exchange

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$1,239,667	$—	$1,239,667
Sovereign Debt	—	461,968	—	461,968
Foreign Common Stock	100,455	5,014	—	105,469
Common Stock	94,860	—	—	94,860
Corporate Obligations	—	61,481	—	61,481
Exchange Traded Fund	36,485	—	—	36,485
Preferred Stock	269	—	—	269
Rights	—	3	—	3

Total Investments in Securities	$232,069	$1,768,133	$—	$2,000,202

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$25,407	$—	$—	$25,407
Unrealized Depreciation	(8,488)	—	—	(8,488)
Forwards Contracts*
Unrealized Appreciation	—	6,338	—	6,338
Unrealized Depreciation	—	(6,190)	—	(6,190)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	3,474	—	3,474
Unrealized Depreciation	—	(6,568)	—	(6,568)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,944	—	1,944

Total Other Financial Instruments	$16,919	$(1,002)	$—	$15,917

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	183

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 31.8%

Credit Cards — 0.0%
Citi Holdings Liquidating Unrated Performing
Assets, Ser 2012-BIZ, Cl A
0.128%, 12/15/2049 (A)	$	113	$83

Mortgage Related Securities — 0.2%
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
1.028%, 09/25/2036 (B)		505	305
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A4
1.232%, 06/25/2036 (B)		1,360	1,146

			1,451

Other Asset-Backed Securities — 31.6%
A Voce CLO, Ser 2014-A1, Cl AIR
2.183%, 07/15/2026		2,200	2,197
ABPCI Direct Lending Fund CLO I, Ser 2016-1A, Cl A
4.077%, 12/22/2028 (A) (B)		3,000	2,984
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.082%, 12/27/2044 (A) (B)		1,350	1,345
ACIS CLO, Ser 2013-1A, Cl ACOM
2.109%, 04/18/2024 (A) (B)		1,000	977
ACIS CLO, Ser 2013-1A, Cl D
5.382%, 04/18/2024 (A) (B)		800	800
ACIS CLO, Ser 2013-2A, Cl A
1.523%, 10/14/2022 (A) (B)		111	111

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ACIS CLO, Ser 2013-2A, Cl D
4.873%, 10/14/2022 (A) (B)	$	1,100	$1,101
ACIS CLO, Ser 2014-4A, Cl A
2.459%, 05/01/2026 (A) (B)		500	501
ACIS CLO, Ser 2017-2A, Cl BR
2.458%, 10/14/2022 (A) (B)		100	100
ACIS CLO, Ser 2017-2A, Cl C2R
2.208%, 10/14/2022 (A) (B)		100	100
Adams Mill CLO, Ser 2014-1A, Cl E1
6.023%, 07/15/2026 (A) (B)		1,000	924
AIM Aviation Finance, Ser 2015-1A, Cl B1
5.072%, 02/15/2040 (A) (C)		851	834
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
1.318%, 03/15/2019 (A) (B)		1,341	416
ALM XIV, Ser 2014-14A, Cl B
3.840%, 07/28/2026 (A) (B)		1,000	1,004
ALM XIV, Ser 2014-14A, Cl C
4.340%, 07/28/2026 (A) (B)		1,250	1,253
AMMC CLO XI, Ser 2012-11A
0.000%, 10/30/2023 (A)		2,100	1,300
AMMC CLO XIV, Ser 2014-14A, Cl A3L
3.682%, 07/27/2026 (A) (B)		1,000	1,000
Anchorage Capital CLO 4, Ser 2014-4A, Cl A1A
2.340%, 07/28/2026 (A) (B)		300	300
Anchorage Capital CLO 6, Ser 2015-6A, Cl A1
2.563%, 04/15/2027 (A) (B)		750	750
Anchorage Credit Funding 4, Ser 2016-4A, Cl B
4.500%, 02/15/2035 (A)		1,000	965
Apidos CLO X, Ser 2012-10A, Cl A
2.459%, 10/30/2022 (A) (B)		2,102	2,102
Apidos CLO XIX, Ser 2017-19A, Cl A1R
2.234%, 10/17/2026 (A) (B)		600	600
Apollo Aviation Securitization Equity Trust, Ser 2014-1, Cl A
5.125%, 12/15/2029 (B)		4,214	4,209
Apollo Aviation Securitization Equity Trust, Ser 2014-1, Cl B
7.375%, 12/15/2029 (B)		4,022	4,017
Apollo Aviation Securitization Equity Trust, Ser 2016-2, Cl A
4.212%, 11/15/2041		996	997
Apollo Aviation Securitization Equity Trust, Ser 2016-2, Cl B
5.926%, 11/15/2041		1,290	1,291
Apollo Aviation Securitization Equity Trust, Ser 2016-2, Cl C
7.869%, 11/15/2041		745	745
0.000%, 11/15/2041		205	204
ARES XXV CLO, Ser 2012-3A
0.000%, 01/17/2024 (A)		750	405

184	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ARES XXVI CLO, Ser 2013-1A, Cl C
3.630%, 04/15/2025 (A) (B)	$	750	$750
Atlas Senior Loan Fund, Ser 2012-2A
0.000%, 01/30/2024 (A)		950	605
Atlas Senior Loan Fund, Ser 2013-2A, Cl A3L
3.606%, 02/17/2026		1,350	1,350
Avery Point III CLO, Ser 2013-3X, Cl COM
0.701%, 01/18/2025		3,000	2,571
B&M CLO, Ser 2014-1A, Cl A2
2.973%, 04/16/2026 (A) (B)		450	450
Babson CLO, Ser 2012-2A
0.000%, 05/15/2023 (A)		3,000	1,683
Babson CLO, Ser 2014-3A, Cl F
6.880%, 01/15/2026 (A) (B)		2,000	1,789
Babson CLO, Ser 2014-IA
0.797%, 07/20/2025 (A)		2,400	1,487
Bank of America Student Loan Trust, Ser 2010- 1A, Cl A
1.838%, 02/25/2043 (A) (B)		278	277
Bayview Opportunity Master Fund Trust, Ser 2016-RN3, Cl A1
3.598%, 09/29/2031 (A) (C)		3,449	3,444
Bayview Opportunity Master Fund Trust, Ser 2017-NPL1, Cl A1
3.598%, 01/28/2032 (A) (C)		1,749	1,744
Bayview Opportunity Master Fund Trust, Ser 2017-RN1, Cl A1
3.598%, 02/28/2032 (A) (B)		4,485	4,488
Brad, Ser 2014-1, Cl B
5.438%, 03/12/2026 (D)		858	865
Brazos Higher Education Authority, Ser 2005-2, Cl A11
1.293%, 09/27/2021 (B)		441	440
Brentwood CLO, Ser 2006-1A, Cl A1A
1.156%, 02/01/2022 (A) (B)		103	103
Carlyle Global Market Strategies CLO, Ser 2014-2A, Cl DR
4.781%, 07/20/2023 (A) (B)		1,000	1,000
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl B
7.500%, 02/15/2029		710	710
Catamaran CLO, Ser 2012-1A, Cl F
7.247%, 12/20/2023 (A) (B)		1,500	1,356
Catamaran CLO, Ser 2016-1A, Cl CR
4.002%, 12/20/2023 (A)(B)		1,000	1,000
Cedar Funding V CLO, Ser 2016-5A, Cl A1
2.633%, 07/17/2028 (A) (B)		2,000	2,020
Cerberus Loan Funding XVI, Ser 2016-2A, Cl C
4.686%, 11/15/2027 (A) (B)		1,000	989
Cerberus Loan Funding XVII, Ser 2016-3A, Cl A
3.619%, 01/15/2028 (A) (B)		2,000	1,994
Cerberus Onshore II CLO, Ser 2014-1A, Cl C
4.380%, 10/15/2023 (A) (B)		250	249
4.230%, 10/15/2023 (A) (B)		750	749

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cerberus Onshore II CLO, Ser 2014-1A, Cl D
5.030%, 10/15/2023 (A) (B)	$750	$743
4.880%, 10/15/2023 (A) (B)	250	248
CIFC Funding, Ser 2014-1A, Cl C
3.682%, 04/18/2025 (A) (B)	750	750
CIFC Funding, Ser 2014-3A, Cl E
5.632%, 07/22/2026 (A) (B)	500	474
CIFC Funding, Ser 2016-3A, Cl A1R
2.239%, 01/29/2025 (A) (B)	2,550	2,550
CIT Education Loan Trust, Ser 2005-1, Cl A3
1.251%, 03/15/2026 (B)	643	639
Citigroup Mortgage Loan Trust, Ser 2005-OPT4, Cl M5
1.398%, 07/25/2035 (B)	500	466
COA Summit CLO, Ser 2014-1A, Cl C
4.731%, 04/20/2023 (A) (B)	500	500
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/2021 (A) (B)	3,000	422
DIVCORE CLO, Ser 2013-1A, Cl B
4.438%, 11/15/2032	750	750
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl Q
0.211%, 04/15/2027 (A)	1,000	914
Dryden 41 Senior Loan Fund, Ser 2015-41A
1.315%, 01/15/2028 (A)	1,600	1,200
Dryden 41 Senior Loan Fund, Ser 2015-41A, Cl F
7.922%, 01/15/2028 (A) (B)	250	231
Eaton Vance CLO, Ser 2015-1A, Cl F
9.080%, 10/20/2026 (A) (B)	2,500	2,503
ECAF I, Ser 2015-1A, Cl B1
5.802%, 06/15/2040 (A)	4,179	4,012
ECMC Group Student Loan Trust, Ser 2016-1A, Cl A
2.332%, 07/26/2066 (A) (B)	1,181	1,180
Educational Funding of the South, Ser 2011-1, Cl A2
1.688%, 04/25/2035 (B)	498	495
EFS Volunteer No. 2, Ser 2012-1, Cl A2
2.332%, 03/25/2036 (A) (B)	1,300	1,317
EFS Volunteer No. 3, Ser 2012-1, Cl A3
1.982%, 04/25/2033 (A) (B)	800	792
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/2038 (A) (C)	1,106	1,106
Falcon Aerospace, Ser 2017-1, Cl A
4.581%, 02/15/2042	1,550	1,563
Falcon Aerospace, Ser 2017-1, Cl B
6.300%, 02/15/2042	1,200	1,207
Fifth Street SLF II, Ser 2015-2A, Cl A2
3.697%, 09/29/2027 (A) (B)	1,000	990
Flagship VII, Ser 2017-7A, Cl A1R
2.276%, 01/20/2026 (A) (B)	1,100	1,099

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	185

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship VII, Ser 2017-7A, Cl CR
3.506%, 01/20/2026 (A) (B)	$	1,500	$1,495
Fortress Credit BSL II, Ser 2017-2A, Cl A1FR
0.000%, 10/19/2025 (A) (B)		2,500	2,497
Fortress Credit BSL II, Ser 2017-2A, Cl CR
0.000%, 10/19/2025 (A) (B)		1,000	996
Fortress Credit Funding V, Ser 2015-5A, Cl BR
4.689%, 08/15/2022 (A) (B)		2,000	1,997
Fortress Credit Investments IV, Ser 2015-4A, Cl D
4.523%, 07/17/2023 (A) (B)		1,000	993
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl C
4.118%, 04/28/2026 (A) (B)		2,500	2,500
Fortress Credit Opportunities III CLO, Ser 2017-3A, Cl A1TR
2.806%, 04/28/2026 (A) (B)		5,100	5,094
Fortress Credit Opportunities III CLO, Ser 2017-3A, Cl CR
4.256%, 04/28/2026 (A) (B)		2,500	2,491
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl C
4.422%, 10/15/2026 (A) (B)		2,250	2,222
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl D
5.510%, 10/15/2026 (A) (B)		1,000	998
Fortress Credit Opportunities V CLO, Ser 2017-5A, Cl CR
0.000%, 10/15/2026 (A) (B) (D)		2,250	2,253
Fortress Credit Opportunities V CLO, Ser 2017-5A, Cl DR
0.000%, 10/15/2026 (A) (B) (D)		1,000	1,001
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl D
6.109%, 10/10/2026 (A) (B)		1,000	985
Fortress Credit Opportunities VII CLO, Ser 2016-7A, Cl B
3.913%, 12/15/2028 (A) (B)		2,000	2,000
Galaxy XIX CLO, Ser 2015-19A, Cl COMB
0.307%, 01/24/2027 (A)		1,000	876
Galaxy XVIII CLO, Ser 2017-18A, Cl AR
2.328%, 10/15/2026 (A) (B)		1,800	1,800
Gale Force 3 CLO, Ser 2007-3A, Cl B1
1.415%, 04/19/2021 (A) (B)		1,550	1,546
Gallatin CLO VII, Ser 2014-1A, Cl D
4.640%, 07/15/2023 (A) (B)		500	492
Garrison Funding, Ser 2016-2A, Cl B
5.057%, 09/29/2027 (A) (B)		1,000	989
GCAT, Ser 2015-1, Cl A1
3.625%, 05/26/2020 (A) (C)		752	752
GCAT, Ser 2017-1, Cl A1
0.006%, 03/25/2047 (E)		2,700	2,697

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GoldenTree Loan Opportunities IX, Ser 2016-9A, Cl AR
2.409%, 10/29/2026 (A) (B)	$	1,850	$1,849
Golub Capital Partners CLO, Ser 2014-18A, Cl C
4.382%, 04/25/2026 (A) (B)		600	599

Golub Capital Partners CLO, Ser 2014-18A, Cl D
4.882%, 04/25/2026 (A) (B)		300	294
Golub Capital Partners CLO, Ser 2014-21A, Cl C
4.182%, 10/25/2026 (A) (B)		1,200	1,176
Golub Capital Partners CLO, Ser 2015-24A, Cl C
4.631%, 02/05/2027 (A) (B)		2,000	1,991
Golub Capital Partners CLO, Ser 2015-25A, Cl C
4.531%, 08/05/2027 (A)(B)		1,000	975
Golub Capital Partners CLO, Ser 2016-33A, Cl A
3.391%, 11/21/2028 (A) (B)		2,000	1,993
Gramercy Park CLO, Ser 2012-1A
2.122%, 07/17/2023 (A)		1,100	173
Grayson CLO, Ser 2006-1A, Cl A2
1.296%, 11/01/2021 (A) (B)		700	691
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)		1,000	660
Great Lakes CLO, Ser 2014-1A, Cl C
4.580%, 04/15/2025 (A) (B)		2,500	2,472
Great Lakes CLO, Ser 2014-1A, Cl D
5.080%, 04/15/2025 (A) (B)		500	484
Greywolf CLO III, Ser 2014-1A, Cl B
3.732%, 04/22/2026 (A) (B)		750	750
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
3.906%, 08/15/2023 (A) (B)		500	500
Halcyon Loan Advisors Funding, Ser 2012-2A, Cl C
3.847%, 12/20/2024 (A) (B)		500	500
Halcyon Loan Advisors Funding, Ser 2013-1A, Cl A1
2.030%, 04/15/2025 (A) (B)		500	499
Halcyon Loan Advisors Funding, Ser 2014-1A, Cl A1
2.554%, 04/18/2026 (A) (B)		650	650
JP Morgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A5
1.038%, 06/25/2037 (B)		1,400	1,273
Kingsland IV, Ser 2007-4A, Cl D
2.330%, 04/16/2021 (A) (B)		500	491
KKR CLO, Ser 2015-12, Cl C
3.880%, 07/15/2027 (A) (B)		1,000	1,000
KVK CLO, Ser 2013-1A
0.000%, 04/14/2025 (A)		3,500	1,299
KVK CLO, Ser 2014-2A, Cl C
3.880%, 07/15/2026 (A) (B)		1,000	1,000
Lime Street CLO, Ser 2007-1A, Cl D
3.497%, 06/20/2021 (A) (B)		750	744

186	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A) (B)	$	750	$—
Marathon CLO VI, Ser 2014-6A, Cl B
3.752%, 05/13/2025 (A) (B)		1,000	1,000
MCF CLO IV, Ser 2014-1A, Cl E
6.780%, 10/15/2025 (A) (B)		500	454
Montana Higher Education Student Assistance, Ser 2012-1, Cl A3
2.028%, 07/20/2043 (B)		700	680
Mountain Hawk II CLO, Ser 2013-2A, Cl C
3.481%, 07/22/2024 (A) (B)		1,000	997
Mountain Hawk II CLO, Ser 2013-2A, Cl D
4.031%, 07/22/2024 (A) (B)		1,000	939
Mountain View CLO, Ser 2017-1A, Cl AR
2.304%, 10/15/2026 (A) (B)(F)		1,150	1,150
MP CLO III, Ser 2013-1A, Cl C
3.631%, 04/20/2025 (A) (B)		1,000	1,000
MP CLO VII, Ser 2015-1A, Cl F
7.674%, 04/18/2027 (A) (B)		1,000	916
Navient Student Loan Trust, Ser 2016-2, Cl A2
1.828%, 06/25/2065 (A) (B)		750	756
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.028%, 06/25/2065 (A) (B)		2,312	2,347
Navient Student Loan Trust, Ser 2016-7A, Cl A
1.928%, 03/25/2066 (A) (B)		1,172	1,187
Navient Student Loan Trust, Ser 2017-2A, Cl A
1.962%, 12/27/2066 (A) (B)		2,450	2,450
NewMark Capital Funding CLO, Ser 2014-2A, Cl E
5.798%, 06/30/2026 (A) (B)		3,000	2,651
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl C1
4.182%, 07/25/2025 (A) (B)		1,000	990
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl D
5.132%, 07/25/2025 (A) (B)		750	718
Newstar Commercial Loan Funding, Ser 2014-1A, Cl C
4.481%, 04/20/2025 (A) (B)		1,500	1,494
Newstar Commercial Loan Funding, Ser 2014-1A, Cl D
5.631%, 04/20/2025 (A) (B)		750	734
Newstar Commercial Loan Funding, Ser 2015-1A, Cl C
4.731%, 01/20/2027 (A) (B)		1,000	990
Newstar Commercial Loan Funding, Ser 2017-1A, Cl CN
4.538%, 03/20/2027 (A) (B)		750	750
Newstar Trust, Ser 2012-2A, Cl D
7.280%, 01/20/2023 (A) (B)		500	500
Northwoods Capital XIV, Ser 2017-14A, Cl CR
3.484%, 11/12/2025 (A) (B)		1,500	1,500

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NRPL Trust, Ser 2014-2A, Cl A1
3.750%, 10/25/2057 (A) (B)	$	778	$789
NRPL Trust, Ser 2015-1A, Cl A1
3.875%, 11/01/2054 (A) (C)		1,984	1,971
N-Star Real Estate CDO VIII, Ser 2006-8A, Cl A2
1.149%, 02/01/2041 (A) (B)		533	530
NXT Capital CLO, Ser 2017-1A, Cl B
3.506%, 04/20/2029 (A) (B)		1,000	994
Oaktree EIF II, Ser 2014-A2, Cl C
4.239%, 11/15/2025 (A) (B)		1,000	999
OCP CLO, Ser 2014-6A, Cl B
3.980%, 07/17/2026 (A) (B)		1,000	1,000
OCP CLO, Ser 2016-12A, Cl A1
2.456%, 10/18/2028 (A) (B)		1,400	1,405
Octagon Investment Partners XIX, Ser 2017-1A, Cl AR
2.069%, 04/15/2026 (A) (B)		1,100	1,100
Octagon Investment Partners XV, Ser 2013-1A, Cl C
3.728%, 01/19/2025 (A) (B)		500	500
Octagon Investment Partners XX, Ser 2014-1A, Cl E
6.152%, 08/12/2026 (A) (B)		2,750	2,640
Octagon Loan Funding, Ser 2014-1X, Cl COMB
0.000%, 11/18/2026 (D)		4,800	4,350
OFSI Fund VI, Ser 2014-6A, Cl A1
2.053%, 03/20/2025 (A) (B)		650	647
OFSI Fund VII, Ser 2014-7A, Cl A
2.222%, 10/18/2026 (A) (B)		601	601
OHA Credit Partners IX, Ser 2013-9A, Cl ACOM
0.476%, 10/20/2025 (A)		2,000	1,785
Panhandle-Plains Higher Education Authority, Ser 2011-1, Cl A2
1.948%, 07/01/2024 (B)		1,003	1,009
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
1.928%, 09/25/2065 (A) (B)		1,253	1,261
Pinnacle Park CLO, Ser 2017-1A, Cl AR
2.211%, 04/15/2026 (A) (B)		1,500	1,499
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
4.071%, 01/25/2036 (C)		1,000	980
Primus CLO II, Ser 2007-2A, Cl C
1.830%, 07/15/2021 (A) (B)		1,500	1,493
Putnam Structured Product Funding, Ser 2003-1A, Cl A2
1.912%, 10/15/2038 (A) (B)		1,667	1,532
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
1.109%, 11/20/2046 (B)		554	551
Regatta V Funding, Ser 2017-1A, Cl A1AR
0.000%, 10/25/2026 (A) (B)		1,800	1,800
Scholar Funding Trust, Ser 2011-A, Cl A
1.939%, 10/28/2043 (A) (B)		1,534	1,522

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	187

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust, Ser 2012-B, Cl A2
2.083%, 03/28/2046 (A) (B)	$	1,650	$1,639
Shackleton II CLO, Ser 2012-2A, Cl DR
4.930%, 10/20/2023 (A) (B)		1,000	1,000
Shackleton VII CLO, Ser 2015-7A, Cl CR
3.873%, 04/15/2027 (A) (B)		1,000	999
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
2.331%, 12/15/2033 (A) (B)		1,042	1,044
SLM Student Loan Trust, Ser 2004-8A, Cl A6
1.668%, 01/25/2040 (A) (B)		950	914
SLM Student Loan Trust, Ser 2005-5, Cl A5
1.788%, 10/25/2040 (B)		250	241
SLM Student Loan Trust, Ser 2008-3, Cl A3
2.038%, 10/25/2021 (B)		609	607
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.688%, 07/25/2022 (B)		407	415
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.582%, 07/25/2023 (B)		1,127	1,152
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.138%, 07/25/2023 (B)		700	702
SLM Student Loan Trust, Ser 2008-8, Cl A4
2.538%, 04/25/2023 (B)		400	407
Sound Point CLO VI, Ser 2014-2A, Cl A1
2.241%, 10/20/2026 (A) (B)		400	400
Sound Point CLO XI, Ser 2016-1A, Cl A
2.680%, 07/20/2028 (A) (B)		2,800	2,826
Sound Point CLO XI, Ser 2016-1A, Cl B1
2.430%, 07/20/2028 (A) (B)		800	808
Sound Point CLO XV, Ser 2017-1A, Cl A
2.496%, 01/23/2029 (A) (B)		2,050	2,057
Stanwich Mortgage Loan Trust, Ser 2016-NPA1
3.844%, 10/16/2046 (A) (B)		2,692	2,702
Symphony CLO XI, Ser 2013-11A, Cl D
4.880%, 01/17/2025 (A) (B)		1,000	1,000
TCP Waterman CLO, Ser 2016-1A, Cl A2
4.131%, 12/15/2028 (A) (B)		1,000	1,000
Telos CLO, Ser 2013-3A, Cl D
5.130%, 01/17/2024 (A) (B)		1,050	1,050
Telos CLO, Ser 2014-6A, Cl C
3.880%, 01/17/2027 (A) (B)		3,000	3,001
THL Credit Wind River CLO, Ser 2015-2A, Cl F
8.823%, 10/15/2027 (A) (B)		1,000	989
THL Credit Wind River CLO, Ser 2017-1A, Cl A
2.374%, 04/18/2029 (A) (B)		1,200	1,201
TICP CLO I, Ser 2014-1A, Cl A1
2.532%, 04/26/2026 (A) (B)		2,100	2,100
TICP CLO I, Ser 2015-1A, Cl E
6.381%, 07/20/2027 (A) (B)		1,500	1,434
TICP CLO II, Ser 2014-2A, Cl B
3.881%, 07/20/2026 (A) (B)		600	600
TICP CLO VI, Ser 2016-6A, Cl A
2.434%, 01/15/2029 (A) (B)		1,300	1,306

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
TICP CLO, Ser 2014-2A, Cl A1AR
2.316%, 07/20/2026	$	4,500	$4,500
TICP CLO, Ser 2014-3A, Cl AR
2.210%, 01/20/2027 (D)		1,600	1,602
Treman Park CLO, Ser 2015-1A, Cl COM
0.459%, 04/20/2027 (A)		3,000	2,647
Triaxx Prime, Ser 2006-2A, Cl A1A
1.049%, 10/02/2039 (A) (B)		3,904	3,795
Tuolumne Grove CLO, Ser 2014-A1, Cl A1R
0.000%, 04/25/2026 (A) (B)		2,000	1,997
Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/13/2048 (A)		803	796
Turbine Engines Securitization, Ser 2013-1A, Cl B
6.375%, 12/13/2048 (A)		519	485
Venture X CLO, Ser 2016-10A, Cl DR
4.960%, 07/20/2022 (A) (B)		1,000	1,001
Venture XIX CLO, Ser 2016-19A, Cl CR
3.872%, 01/15/2027 (A) (B)		1,000	1,000
Venture XVI CLO, Ser 2017-16A, Cl A1R
0.000%, 04/15/2026 (A) (B)		1,000	1,000
VOLT LI, Ser 2016-NP11, Cl A1
3.500%, 10/25/2046 (A) (C)		2,096	2,111
VOLT LII, Ser 2016-NP12, Cl A1
3.625%, 11/26/2046 (A) (C)		1,841	1,842
VOLT LIII, Ser 2016-NP13, Cl A1
3.875%, 12/26/2046 (A) (C)		981	984
VOLT LIV, Ser 2017-NPL1, Cl A1
3.625%, 02/25/2047 (A) (C)		1,723	1,716
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.918%, 07/25/2037 (A) (B)		674	578
West CLO, Ser 2013-1A
0.000%, 11/07/2025 (A)		1,350	543
West CLO, Ser 2013-1A, Cl B
3.781%, 11/07/2025 (A) (B)		1,000	1,000
WhiteHorse VIII, Ser 2014-1A, Cl C
3.784%, 05/01/2026 (A) (B)		1,000	1,000
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/2037 (A) (C)		1,408	1,397

			267,282

Total Asset-Backed Securities (Cost $274,880) ($ Thousands)			268,816

CORPORATE OBLIGATIONS — 17.7%

Consumer Discretionary — 1.9%
1011778 BC ULC
4.625%, 01/15/2022 (A)		700	716

188	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
21st Century Fox America
4.950%, 10/15/2045	$	250	$259
Altice Financing
7.500%, 05/15/2026 (A)		2,025	2,152
6.625%, 02/15/2023 (A)		500	520
AMC Networks
5.000%, 04/01/2024		400	400
Cablevision
6.500%, 06/15/2021 (A)		150	158
CCO Holdings
5.750%, 02/15/2026 (A)		675	709
Charter Communications Operating
6.484%, 10/23/2045		50	58
4.908%, 07/23/2025		250	264
Clear Channel Worldwide Holdings
6.500%, 11/15/2022		550	558
Comcast
3.375%, 08/15/2025		300	303
Ford Motor Credit
5.875%, 08/02/2021		350	390
General Motors
3.500%, 10/02/2018		250	255
Gray Television
5.125%, 10/15/2024 (A)		250	247
iHeartCommunications
9.000%, 12/15/2019		825	706
IHO Verwaltungs GmbH PIK
4.500%, 09/15/2023 (A)		550	544
Loxam SAS
6.000%, 04/15/2025 (A)	EUR	650	706
MDC Partners
6.500%, 05/01/2024 (A)	$	750	715
MGM Resorts International
6.750%, 10/01/2020		600	660
Nexstar Broadcasting
5.625%, 08/01/2024 (A)		200	203
Schaeffler Finance
4.750%, 05/15/2023 (A)		275	282
Scientific Games International
7.000%, 01/01/2022 (A)		650	694
SFR Group
6.000%, 05/15/2022 (A)		550	570
Sirius XM Radio
5.375%, 04/15/2025 (A)		400	409
4.625%, 05/15/2023 (A)		250	256
Unitymedia GmbH
6.125%, 01/15/2025 (A)		1,050	1,105
Universal Entertainment MTN
8.500%, 08/24/2020 (A)		250	259
UPC Holding BV
6.750%, 03/15/2023	EUR	350	403

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UPCB Finance IV
5.375%, 01/15/2025 (A)	$	200	$201
4.000%, 01/15/2027	EUR	350	381
Virgin Media Secured Finance
5.500%, 01/15/2025 (A)	$	1,050	1,071
4.875%, 01/15/2027	GBP	100	126

			16,280

Consumer Staples — 0.9%
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	$	725	783
Anheuser-Busch InBev Worldwide
4.950%, 01/15/2042		300	322
BAT International Finance
3.950%, 06/15/2025 (A)		425	434
2.750%, 06/15/2020 (A)		350	353
Bumble Bee Holdings
9.000%, 12/15/2017 (A)		2,796	2,726
Central American Bottling
5.750%, 01/31/2027 (A)		180	187
CVS Health
5.125%, 07/20/2045		150	166
3.875%, 07/20/2025		332	342
KeHE Distributors
7.625%, 08/15/2021 (A)		550	554
Kraft Heinz Foods
3.500%, 07/15/2022		350	358
Lindley
4.625%, 04/12/2023		190	196
Reynolds American
5.850%, 08/15/2045		250	294
4.450%, 06/12/2025		425	447
Sysco
4.850%, 10/01/2045		150	159
3.750%, 10/01/2025		350	357

			7,678

Energy — 3.8%
American Midstream Partners
8.500%, 12/15/2021 (A)		400	408
Anadarko Petroleum
6.450%, 09/15/2036		775	915
3.450%, 07/15/2024		150	146
Antero Resources
5.125%, 12/01/2022		1,575	1,596
Apache
4.750%, 04/15/2043		150	150
4.250%, 01/15/2044		150	140
Approach Resources
7.000%, 06/15/2021		320	261
BreitBurn Energy Partners
9.250%, 05/18/2020 (D) (F)		813	793

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	189

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chesapeake Energy
8.000%, 01/15/2025 (A)	$	750	$750
ConocoPhillips
4.950%, 03/15/2026		500	555
3.350%, 11/15/2024		350	353
CONSOL Energy
8.000%, 04/01/2023		1,000	1,051
DCP Midstream Operating
5.600%, 04/01/2044		500	460
Devon Energy
5.850%, 12/15/2025		800	918
3.250%, 05/15/2022		200	198
Dolphin Energy
5.500%, 12/15/2021		220	243
Dynagas LNG Partners
6.250%, 10/30/2019		1,800	1,778
Ensco
5.750%, 10/01/2044		950	717
Enterprise Products Operating
3.750%, 02/15/2025		500	503
3.700%, 02/15/2026		300	300
FTS International
8.631%, 06/15/2020 (A) (B)		675	684
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		310	348
Gazprom OAO Via Gaz Capital MTN
7.288%, 08/16/2037		200	233
GNL Quintero
4.634%, 07/31/2029		400	409
Greenko Dutch BV
8.000%, 08/01/2019		250	264
Hess
7.300%, 08/15/2031		350	412
Jones Energy Holdings
6.750%, 04/01/2022		1,425	1,211
KazMunayGas National JSC MTN
9.125%, 07/02/2018		600	646
Kinder Morgan
5.050%, 02/15/2046		175	170
Neerg Energy
6.000%, 02/13/2022 (A)		200	203
Noble Holding International
6.050%, 03/01/2041		900	648
Petrobras Global Finance BV
8.375%, 05/23/2021		1,280	1,446
6.125%, 01/17/2022		730	766
Petrobras International Finance
5.375%, 01/27/2021		320	328
Petroleos de Venezuela
6.000%, 05/16/2024		3,640	1,332
6.000%, 11/15/2026		920	322
5.500%, 04/12/2037		30	10

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 04/12/2027	$	350	$121
Petroleos Mexicanos
6.500%, 03/13/2027 (A)		620	667
6.375%, 02/04/2021		220	239
6.375%, 01/23/2045		30	29
5.500%, 06/27/2044		70	62
5.375%, 03/13/2022 (A)		180	188
4.875%, 01/24/2022		10	10
3.500%, 07/23/2020		100	101
Petroleos Mexicanos MTN
6.875%, 08/04/2026		1,150	1,276
6.750%, 09/21/2047		140	142
5.125%, 03/15/2023	EUR	1,040	1,229
Rice Energy
6.250%, 05/01/2022	$	225	232
Sabine Pass Liquefaction
5.750%, 05/15/2024		400	436
5.625%, 03/01/2025		550	596
Schahin II Finance
5.875%, 09/25/2022 (A) (F)		1,737	200
SM Energy
6.750%, 09/15/2026		200	202
5.000%, 01/15/2024		775	732
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		360	349
TOTAL MTN
2.625%, 12/29/2049 (B)	EUR	800	820
Trinidad Drilling
6.625%, 02/15/2025 (A)	$	200	200
Weatherford International
6.500%, 08/01/2036		150	142
Western Gas Partners
4.000%, 07/01/2022		200	205
Whiting Petroleum
5.750%, 03/15/2021		200	198
5.000%, 03/15/2019		425	424
Williams Partners
3.600%, 03/15/2022		800	812
WPX Energy
6.000%, 01/15/2022		400	407
YPF
8.875%, 12/19/2018		130	141

			31,827

Financials — 6.1%
Abe Investment Holdings
10.500%, 10/16/2020 (A)		1,000	992
7.000%, 10/15/2020 (A)		1,550	1,116
Allied Irish Banks MTN
4.125%, 11/26/2025 (B)	EUR	600	672
Banco de Bogota
6.250%, 05/12/2026 (A)	$	780	814

190	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banco Regional SAECA
8.125%, 01/24/2019	$	290	$309
Bank of America (B)
6.500%, 12/31/2049		1,700	1,855
6.300%, 12/31/2049		1,000	1,087
6.250%, 09/29/2049		150	158
6.100%, 12/29/2049		3,425	3,629
Bank of America MTN
4.000%, 04/01/2024		650	674
Bank of New York Mellon
4.625%, 12/29/2049 (B)		1,550	1,488
Barclays
7.875%, 12/29/2049 (B)		900	937
CIC Receivables Master Trust
4.890%, 10/07/2021 (D)		2,575	2,651
Citigroup (B)
6.250%, 12/29/2049		3,645	3,932
5.950%, 12/29/2049		1,820	1,899
5.950%, 12/31/2049		350	364
5.900%, 12/29/2049		675	704
Citizens Financial Group
5.500%, 12/29/2049 (B)		500	513
CoBank ACB
6.250%, 12/29/2049 (B)		250	272
Credit Agricole
6.637%, 05/29/2049 (B)		900	851
Credit Suisse Group
6.250%, 12/29/2049 (A) (B)		200	203
Deutsche Bank
4.500%, 04/01/2025		600	579
Deutsche Bank MTN
4.296%, 05/24/2028 (B)		600	570
FBM Finance
8.250%, 08/15/2021 (A)		300	318
Goldman Sachs Group
5.300%, 12/29/2049 (B)		2,850	2,897
Greystar Real Estate Partners
8.250%, 12/01/2022 (A)		625	674
International Lease Finance
7.125%, 09/01/2018 (A)		500	534
Intesa Sanpaolo MTN
7.700%, 12/29/2049 (A) (B)		400	382
5.017%, 06/26/2024 (A)		775	729
Itau CorpBanca
3.875%, 09/22/2019		250	258
Jefferies Finance
7.375%, 04/01/2020 (A)		2,200	2,222
Jefferies LoanCore
6.875%, 06/01/2020 (A)		300	304
JPMorgan Chase (B)
6.100%, 10/29/2049		2,150	2,272
6.000%, 12/29/2049		850	886

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.300%, 12/29/2049	$	800	$829
5.000%, 12/29/2049		900	910
KeyCorp
5.000%, 12/29/2049 (B)		950	940
Morgan Stanley
5.550%, 12/29/2049 (B)		1,050	1,080
Navient MTN
5.500%, 01/15/2019		600	622
NFP
9.000%, 07/15/2021 (A)		400	423
Royal Bank of Scotland Group
7.640%, 09/29/2017 (B)		700	653
RSA Insurance Group
5.125%, 10/10/2045 (B)	GBP	500	674
Sberbank of Russia Via SB Capital
5.500%, 02/26/2024 (B)	$	200	206
UBS Group
6.875%, 12/29/2049 (B)		400	412
UniCredit
8.000%, 04/03/2049 (B)		1,050	1,008
US Bancorp
5.300%, 12/29/2049 (B)		450	458
Virgin Money Holdings UK
8.750%, 12/29/2049 (B)	GBP	500	646
Voya Financial
5.650%, 05/15/2053 (B)	$	1,150	1,170
Wells Fargo
5.875%, 12/31/2049 (B)		3,000	3,234
Wells Fargo MTN
3.000%, 02/19/2025		400	390

			51,400

Health Care — 0.9%
Actavis Funding SCS
3.800%, 03/15/2025		925	934
Endo
6.000%, 07/15/2023 (A)		400	350
Endo Finance
6.000%, 02/01/2025 (A)		400	341
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)		200	203
HCA
5.000%, 03/15/2024		1,175	1,232
Kinetic Concepts
7.875%, 02/15/2021 (A)		340	360
Tenet Healthcare
4.631%, 06/15/2020 (B)		725	729
UnitedHealth Group
4.750%, 07/15/2045		200	219
Valeant Pharmaceuticals International
7.000%, 03/15/2024 (A)		600	616

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	191

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 03/15/2020 (A)	$	2,950	$2,640

			7,624

Industrials — 0.3%
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		350	365
LMI Aerospace
7.375%, 07/15/2019		250	259
Princess Juliana International Airport Operating
5.500%, 12/20/2027 (A) (D)		893	893
StandardAero Aviation Holdings
10.000%, 07/15/2023 (A)		900	965

			2,482

Information Technology — 0.6%
Apple
4.650%, 02/23/2046		25	27
3.850%, 05/04/2043		400	383
CURO Financial Technologies
12.000%, 03/01/2022 (A)		1,100	1,133
EIG Investors
10.875%, 02/01/2024		200	213
Fidelity National Information Services
5.000%, 10/15/2025		300	326
First Data
5.750%, 01/15/2024 (A)		600	619
5.000%, 01/15/2024 (A)		150	153
IHS Netherlands Holdco BV
9.500%, 10/27/2021 (A)		530	544
Micron Technology
7.500%, 09/15/2023 (A)		1,475	1,646
Qorvo
6.750%, 12/01/2023		250	271
Symantec
5.000%, 04/15/2025 (A)		250	256

			5,571

Materials — 0.8%
Axalta Coating Systems Dutch Holding B BV
3.750%, 01/15/2025	EUR	550	618
BHP Billiton Finance USA
6.750%, 10/19/2075 (A) (B)	$	1,500	1,696
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		800	792
Crown European Holdings
3.375%, 05/15/2025	EUR	200	217
Glencore Funding
4.000%, 04/16/2025 (A)	$	300	299
Metinvest BV
9.373%, 12/31/2021		110	102

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mirabela Nickel
1.000%, 07/31/2044	$	3	$—
Severstal OAO Via Steel Capital
6.700%, 10/25/2017		200	205
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025		220	216
Versum Materials
5.500%, 09/30/2024 (A)		410	424
WR Grace & Co.
5.125%, 10/01/2021 (A)		300	315
Yamana
4.950%, 07/15/2024		1,900	1,909

			6,793

Real Estate — 0.3%
American Tower
3.300%, 02/15/2021		350	355
DuPont Fabros Technology
5.875%, 09/15/2021		250	260
5.625%, 06/15/2023		200	208
Equinix
5.375%, 05/15/2027		645	666
GEO Group
6.000%, 04/15/2026		240	243
5.875%, 10/15/2024		505	516
Iron Mountain Europe
6.125%, 09/15/2022	GBP	150	199

			2,447

Telecommunication Services — 1.5%
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/2024	$	200	207
Digicel
6.000%, 04/15/2021		400	364
Digicel Group
6.750%, 03/01/2023 (A)		320	286
Intelsat Jackson Holdings
7.250%, 04/01/2019		875	835
7.250%, 10/15/2020		1,420	1,294
5.500%, 08/01/2023		850	701
Intelsat Luxembourg
8.125%, 06/01/2023		50	30
Mauritius Investment
6.500%, 10/13/2026 (A)		320	327
Sprint
7.875%, 09/15/2023		950	1,052
7.625%, 02/15/2025		500	546
7.125%, 06/15/2024		300	321
Sprint Communications
11.500%, 11/15/2021		650	816
7.000%, 03/01/2020 (A)		600	654
7.000%, 08/15/2020		500	537

192	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Telecom Italia
5.303%, 05/30/2024 (A)	$	750	$758
Telefonica Europe BV
5.875%, 03/31/2049 (B)	EUR	100	117
Verizon Communications
5.150%, 09/15/2023	$	525	578
4.862%, 08/21/2046		275	264
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/2021		270	305
Wind Acquisition Finance
7.375%, 04/23/2021		654	680
4.750%, 07/15/2020 (A)		450	458
Windstream Services
7.750%, 10/15/2020		675	685
7.750%, 10/01/2021		650	640

			12,455

Utilities — 0.6%
Dynegy
6.750%, 11/01/2019		650	668
Electricite de France MTN
4.125%, 01/29/2049 (B)	EUR	800	863
Enel (B)
8.750%, 09/24/2073 (A)	$	200	230
7.750%, 09/10/2075	GBP	200	278
Ferrellgas Partners
6.750%, 06/15/2023	$	1,100	1,034
6.500%, 05/01/2021		650	617
Greenko Investment
4.875%, 08/16/2023 (A)		410	401
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)		325	337
Terraform Global Operating
9.750%, 08/15/2022 (A)		475	533

			4,961

Total Corporate Obligations (Cost $146,468) ($ Thousands)			149,518

LOAN PARTICIPATIONS — 11.5%
AABS, Bridge Term Loan
4.875%, 01/15/2038		562	561
ABB/Con-Cise Optical Group LLC, Term Loan, 1st Lien
6.131%, 06/15/2023		609	614
6.100%, 06/15/2023		79	80
ABG Intermediate Holdings 2 LLC, Cov-Lite, Term Loan B1, 1st Lien
5.500%, 05/27/2021		661	666
0.000%, 05/27/2021 (G)		50	50

Description		Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Acosta, Revolving Credit Loan, 1st Lien
3.250%, 09/26/2019	$	667	$603
0.000%, 09/26/2019 (G)		222	222
Acrisure LLC, Delayed Term Loan, 1st Lien
5.750%, 11/22/2023		27	28
Acrisure LLC, Term Loan B, 1st Lien
5.750%, 11/22/2023		637	647
Advanced Integration Technology LP, Cov-Lite, Term Loan, 1st Lien
0.000%, 07/22/2021 (G)		425	428
Advantage Sales & Marketing, Cov-Lite, Revolving Credit Loan, 1st Lien
3.784%, 07/25/2019		38	35
3.781%, 07/25/2019		25	23
Affordable Care, Term Loan, 1st Lien
5.750%, 10/24/2022		990	990
AI Mistral Holdco Ltd., Cov-Lite, Term Loan B, 1st Lien
4.176%, 01/17/2024		220	220
Air Newco LLC, Initial Term Loan, 2nd Lien
10.557%, 01/31/2023		750	682
American Seafoods Group LLC, Term Loan, 1st Lien
8.000%, 08/19/2021		13	13
6.000%, 08/19/2021		912	913
American Tire Distributors, Initial Term Loan, 1st Lien
5.250%, 09/01/2021		249	249
ANVC Merger, Term Loan, 1st Lien
5.500%, 02/18/2021		468	465
ANVC Merger, Term Loan, 2nd Lien
9.250%, 08/18/2021		500	487
Arctic Glacier Group Holdings, Cov-Lite, Term Loan B, 1st Lien
6.000%, 05/10/2019		305	305
ASP Chromaflo Intermediate Holdings, Term Loan B1, 1st Lien
5.000%, 11/20/2023		174	175
ASP Chromaflo Intermediate Holdings, Term Loan B2, 1st Lien
5.000%, 11/20/2023		226	227
Aspect Software, Term Loan, 1st Lien
11.278%, 05/25/2020		514	514
Asurion LLC, Cov-Lite, Term Loan, 2nd Lien
8.500%, 03/03/2021		3,000	3,034
Atlas, Term Loan, 1st Lien
4.875%, 12/15/2039		1,100	1,097
Avolon Borrower 1 U.S. LLC, Cov-Lite, Term Loan B2, 1st Lien
3.728%, 01/20/2022		700	709
Belk, Cov-Lite, Term Loan, 1st Lien
5.760%, 12/12/2022		154	129

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	193

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Bioplan USA, Cov-Lite, Term Loan, 1st Lien
5.750%, 09/23/2021	$	497	$487
BJ’s Wholesale Club, Cov-Lite, Term Loan B, 1st Lien
4.750%, 02/03/2024		600	586
BJ’s Wholesale Club, Cov-Lite, Term Loan, 2nd Lien
8.500%, 02/03/2025		875	852
BMC Software, Term Loan, 1st Lien
5.000%, 09/10/2020		1,415	1,415
Capital Automotive L.P., Term Loan, 2nd Lien
6.000%, 04/30/2020		210	210
Carecore National LLC, Term Loan, 1st Lien
5.500%, 03/05/2021		1,639	1,643
Cengage Learning, Term Loan B, 1st Lien
5.250%, 06/07/2023		3,131	2,979
Ceridian HCM Holding, Cov-Lite, Term Loan, 1st Lien
4.539%, 09/15/2020		513	509
4.500%, 09/15/2020		4	4
Checkout Holding, Term Loan B, 1st Lien
4.500%, 04/09/2021		997	898
Chobani, Term Loan B, 1st Lien
5.250%, 10/09/2023		1,000	1,008
CHS/Community Health Systems, Term Loan H, 1st Lien
4.054%, 01/27/2021		1	1
Clear Channel Communications, Term Loan D, 1st Lien
7.531%, 01/30/2019		300	257
CompuCom Systems, Cov-Lite, Term Loan, 1st Lien
4.250%, 05/09/2020		900	747
CPI Card Group—Colorado, Cov-Lite, Term Loan B, 1st Lien
5.834%, 08/17/2022		249	231
CTI Foods, Term Loan, 1st Lien
4.500%, 06/29/2020		663	657
CTI Foods, Term Loan, 2nd Lien
8.250%, 06/28/2021		350	315
CVS Holdings I LP, Term Loan B1, 1st Lien
7.250%, 08/16/2021 (D)		494	490
Cyan Blue Holdco 2 Ltd., Term Loan, 1st Lien
4.808%, 02/25/2022		650	820
DAE Aviation Holdings, Cov-Lite, Term Loan, 1st Lien
5.250%, 07/07/2022		988	991
DJO Finance LLC, Initial Term Loan, 1st Lien
4.250%, 06/08/2020		440	425
Doncasters U.S. Finance LLC, Cov-Lite, Term Loan, 2nd Lien
9.500%, 10/09/2020		84	81

Description		Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Eastern Power LLC, Cov-Lite, Term Loan, 1st Lien
5.000%, 10/02/2021	$	685	$687
EIG Investors, Term Loan, 1st Lien
6.532%, 11/09/2019		748	751
6.000%, 02/09/2023		1,625	1,636
EnergySolutions LLC, Term Loan, 1st Lien
6.750%, 05/29/2020		2,306	2,328
Epicor Software, Cov-Lite, Term Loan B, 1st Lien
4.750%, 06/01/2022		2,948	2,951
Eyemart Express LLC, Term Loan B, 1st Lien
5.000%, 12/18/2021		917	926
EZE Castle Software, Term Loan, 2nd Lien
7.500%, 04/05/2021		150	149
Fitness International LLC, Term Loan B, 1st Lien
6.000%, 07/01/2020		673	681
FTS International, Cov-Lite, Term Loan B, 1st Lien
5.750%, 04/16/2021		475	412
Gates Global LLC, Term Loan B, 1st Lien
4.250%, 07/06/2021		1,731	1,732
Getty Images, Cov-Lite, Term Loan B, 1st Lien
4.750%, 10/18/2019		1,431	1,249
Globallogic Holdings, Term Loan B, 1st Lien
5.500%, 06/20/2022		240	240
GOBP Holdings, Cov-Lite, Term Loan, 1st Lien
5.000%, 10/21/2021		992	993
Greenway Health LLC, Cov-Lite, Term Loan, 1st Lien
0.000%, 02/16/2024 (G)		1,100	1,107
Hardware Holdings LLC, Cov-Lite, Term Loan, 1st Lien
6.750%, 03/30/2020 (D)		878	860
Hi-Crush Partners LP, Cov-Lite, Term Loan B, 1st Lien
4.750%, 04/28/2021		595	571
Hoffmaster Group, Cov-Lite, Term Loan, 1st Lien
5.500%, 11/21/2023		250	253
Hummel Station LLC, Delayed Draw Term Loan B, 1st Lien
7.000%, 10/27/2022		300	290
Hummel Station LLC, Term Loan B1, 1st Lien
7.000%, 10/27/2022		200	193
Hyperion Insurance Group Limited, Term Loan B, 1st Lien
5.500%, 04/29/2022		299	300
IHC Holding, Term Loan, 1st Lien
7.000%, 04/30/2021 (D)		1,231	1,219
iHeartCommunications, Term Loan E, 1st Lien
8.281%, 07/30/2019		100	85

194	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Implus Footcare, Term Loan, 1st Lien
7.250%, 04/30/2021 (D)	$	239	$238
Infor U.S., Term Loan B1, 1st Lien
3.750%, 02/01/2022		1,000	1,076
Insight Fourth Hospitality, Term Loan, 1st Lien
7.250%, 07/15/2021 (D)		1,000	1,236
Intelsat Jackson Holdings, Term Loan B2, 1st Lien
3.750%, 06/30/2019 (B)		1,275	1,247
Invenergy Thermal Opearting I LLC, Term Loan, 1st Lien
6.500%, 10/19/2022		1,450	1,392
J. Crew Group, Cov-Lite, Term Loan, 1st Lien
4.000%, 03/05/2021		1,865	1,130
Jazz Acquisition, Cov-Lite, Revolving Credit Loan, 1st Lien
4.255%, 06/19/2019		48	46
4.024%, 06/19/2019		152	143
Kronos, Initial Term Loan, 1st Lien
5.034%, 11/01/2023		400	402
LANDesk Group, Cov-Lite, Term Loan B, 1st Lien
5.250%, 01/20/2024		495	497
Lanyon Solutions, Term Loan B, 1st Lien
6.000%, 11/13/2020		351	352
Learning Care Group (U.S.) No. 2, Cov-Lite, Term Loan, 1st Lien
5.064%, 05/05/2021		1,055	1,067
5.035%, 05/05/2021		352	355
5.000%, 05/05/2021		29	29
Lineage Logistics LLC, Term Loan, 1st Lien
4.500%, 04/07/2021		2,120	2,119
Loanstar Intermediate Super Holdings LLC, Unsecured PIK, Term Loan, Other
10.000%, 08/31/2021		650	675
Lonestar Generation LLC, Cov-Lite, Term Loan B, 1st Lien
5.304%, 02/22/2021		597	568
Magic Newco LLC, Term Loan, 2nd Lien
12.000%, 06/12/2019		350	367
Mavis Tire Supply LLC, Term Loan
6.250%, 11/02/2020 (D)		1,478	1,463
McGraw-Hill Global Education Holdings LLC, Cov-Lite, Term Loan B, 1st Lien
5.000%, 05/04/2022		1,051	1,038
Men’s Wearhouse, Cov-Lite, Term Loan B, 1st Lien
4.500%, 06/18/2021		500	474
Mergermarket Limited, Term Loan, 1st Lien
4.554%, 02/04/2021		698	696
4.500%, 02/04/2021		32	32
MRP Generation Holdings LLC, Term Loan B, 1st Lien
8.000%, 09/29/2022		499	496

Description		Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
NaNa Development, Term Loan, 1st Lien
8.000%, 03/15/2018	$	90	$88
Navistar, Term Loan B, 1st Lien
5.000%, 08/07/2020		988	997
Neiman Marcus Group, Cov-Lite, Term Loan, 1st Lien
4.250%, 10/25/2020		2,469	1,980
NEP Supershooters LP, Add-on Term Loan, 1st Lien
4.250%, 01/22/2020		1,215	1,214
NEP Supershooters LP, Cov-Lite, Term Loan, 2nd Lien
10.000%, 07/22/2020		575	580
NES Global Talent Finance U.S. LLC, Term Loan, 1st Lien
6.539%, 10/03/2019		928	835
NVA Holdings, Cov-Lite, Term Loan B2, 1st Lien
4.500%, 08/14/2021		971	980
Oberthur Technologies, Cov Lite, Delayed Draw Term Loan B1, 1st Lien
4.701%, 01/10/2024		153	154
Opal Acquisition, Cov-Lite, Term Loan, 1st Lien
5.000%, 11/27/2020		853	797
Panda Temple Power LLC, Term Loan B, 1st Lien
7.250%, 04/03/2019		347	300
Pelican Products, Cov-Lite, Term Loan, 1st Lien
5.250%, 04/10/2020		250	249
Pelican Products, Term Loan, 2nd Lien
9.250%, 04/09/2021		1,000	990
Planview, Term Loan, 1st Lien
6.250%, 01/18/2023 (D)		700	690
Project Alpha Intermediate, Term Loan, 1st Lien
11.250%, 08/22/2022 (D)		2	2
9.250%, 08/22/2022 (D)		896	880
Project Ruby Ultimate Parent, Cov-Lite, Term Loan B, 1st Lien
4.750%, 02/09/2024		500	501
Prowler Acquisition, Term Loan B, 1st Lien
5.500%, 01/28/2020		266	213
Reddy Ice, Cov-Lite, Term Loan, 1st Lien
8.250%, 05/01/2019		1	1
6.750%, 05/01/2019		336	329
Reddy Ice, Cov-Lite, Term Loan, 2nd Lien
10.750%, 10/01/2019		225	201
Rise, Term Loan A
4.750%, 02/12/2039		2,314	2,303
Ryan LLC, Term Loan B, 1st Lien
6.750%, 08/07/2020		333	329
Sears Roebuck Acceptance, Term Loan, 1st Lien
5.500%, 06/30/2018		759	749

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	195

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Severin Aquisition, Term Loan, 1st Lien
5.750%, 07/30/2021	$	1,000	$1,011
Shearer’s Foods LLC, Term Loan, 1st Lien
5.400%, 06/30/2021		150	150
4.938%, 06/30/2021		747	748
Shearer’s Foods LLC, Term Loan, 2nd Lien
7.750%, 06/30/2022		225	218
Sparta Systems, Term Loan, 1st Lien
6.500%, 07/28/2020 (D)		669	665
Spring Industries, Term Loan, 1st Lien
7.500%, 06/01/2021 (D)		597	597
Sprint Communications, Initial Term Loan, 1st Lien
3.313%, 02/02/2024		1,500	1,499
SRS Distribution, Cov-Lite, Term Loan, 1st Lien
5.289%, 08/25/2022		1,475	1,494
ThermaSys, Cov-Lite, Term Loan, 1st Lien
7.000%, 05/03/2019		2	2
5.250%, 05/03/2019		342	306
TIBCO Software, Term Loan B, 1st Lien
5.500%, 12/04/2020		1,965	1,984
Travelport Finance (Luxembourg) S.A.R.L., Term Loan C, 1st Lien
4.289%, 09/02/2021		2,647	2,665
TSAM Delaware
9.000%, 09/12/2019 (D)		4	4
TSAM Delaware, Term B Loan, 1st Lien
7.750%, 09/12/2019 (D)		230	229
U.S. Renal Care, Cov-Lite, Term Loan, 1st Lien
5.250%, 12/30/2022		1,643	1,539
USIC Holdings, Cov-Lite, Term Loan, 1st Lien
6.500%, 12/08/2023		300	302
Vencore, Term Loan, 1st Lien
5.750%, 11/23/2019		802	810
Violin Finco SARL, Term Loan B, 1st Lien
5.750%, 12/20/2019		282	276
Vitera Healthcare Solutions LLC, Term Loan, 1st Lien
6.000%, 11/04/2020		851	851
Vitera Healthcare Solutions LLC, Term Loan, 2nd Lien
9.250%, 11/04/2021		200	194

Total Loan Participations (Cost $98,329) ($ Thousands)			97,429

MORTGAGE-BACKED SECURITIES — 10.7%

Agency Mortgage-Backed Obligations — 0.6%
FNMA CMO, Ser 2013-130, Cl SN, IO
5.668%, 10/25/2042 (B)		4,104	762
FNMA CMO, Ser 2016-70, Cl DS, IO
5.118%, 10/25/2046 (B)		3,859	595

Description		Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-9, Cl XD, IO
5.672%, 01/16/2040 (B)	$	4,728	$814
GNMA CMO, Ser 2011-51, Cl DS, IO
5.672%, 04/20/2041 (B)		719	128
GNMA CMO, Ser 2013-124, Cl CS, IO
5.072%, 08/20/2043 (B)		476	82
GNMA CMO, Ser 2014-117, Cl SJ, IO
4.622%, 08/20/2044 (B)		1,357	207
GNMA CMO, Ser 2014-158, Cl SA, IO
4.672%, 10/16/2044 (B)		625	94
GNMA CMO, Ser 2015-110, Cl MS, IO
4.732%, 08/20/2045 (B)		820	119
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045		6,019	1,056
GNMA CMO, Ser 2015-57, Cl AS, IO
4.622%, 04/20/2045 (B)		5,655	835
GNMA CMO, Ser 2016-27, Cl 1A, IO
4.000%, 06/20/2045		2,269	343

			5,035

Non-Agency Mortgage-Backed Obligations — 10.1%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
1.018%, 07/25/2037 (B)		1,075	783
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.968%, 12/25/2046 (B)		15	12
American Home Mortgage Assets Trust, Ser 2007-1, Cl A1
1.314%, 02/25/2047 (B)		4,652	2,698
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
1.178%, 03/25/2046 (B)		1,499	1,245
Bank of America Funding, Ser 2013-R1, Cl A5
0.999%, 11/03/2041 (A) (B)		7	7
BCAP Trust, Ser 2006-AA2, Cl A1
0.948%, 01/25/2037 (B)		838	701
BCAP Trust, Ser 2007-AA2, Cl 2A7
6.000%, 04/25/2037		1,032	893
Capmark Military Housing Trust, Ser 2007- AET2, Cl A
6.063%, 10/10/2052 (A)		971	1,005
CDGJ Commercial Mortgage Trust, Ser 2014-BXCH, Cl EPA
5.162%, 12/15/2027 (A) (B)		3,597	3,622
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A3
6.000%, 07/25/2037		1,552	1,271
CIM Trust, Ser 2017-2, Cl A1
2.780%, 12/25/2057 (A) (B)		4,250	4,218
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl E
5.562%, 11/15/2033 (A) (B)		4,200	4,267

196	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
4.928%, 01/25/2025 (B)	$	450	$480
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
5.782%, 05/25/2028 (B)		610	673
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M3
5.982%, 12/25/2028 (B)		250	276
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M3
4.782%, 03/25/2029 (B)		300	310
FirstKey Master Funding, Ser 2017-R1, Cl M4
1.009%, 11/03/2041 (A) (B)		1,750	1,568
FirstKey Master Funding, Ser 2017-R1, Cl A6
1.009%, 11/03/2041 (A) (B)		2,100	2,037
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
5.232%, 01/25/2029 (B)		180	191
GAHR Commercial Mortgage Trust, Ser 2015-NRF, Cl GFX
3.382%, 12/15/2034 (A) (B)		2,250	2,165
GE Business Loan Trust, Ser 2007-1, Cl C
1.362%, 04/16/2035 (A) (B)		1,076	979
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
1.068%, 02/25/2036 (B)		1,563	1,428
GreenPoint MTA Trust, Ser 2005-AR1, Cl A2
1.422%, 06/25/2045 (B)		650	567
GS Mortgage Securities Trust, Ser 2014-GSFL, Cl D
4.812%, 07/15/2031 (A) (B)		1,300	1,306
GS Mortgage Securities Trust, Ser 2016-ICE2, Cl E
9.410%, 02/15/2033 (A) (B)		3,300	3,366
Lehman XS Trust, Ser 2006-10N, Cl 1A3A
0.988%, 07/25/2046 (B)		1,091	912
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.968%, 11/25/2046 (B)		3,031	2,595
LSTAR Securities Investment Trust, Ser 2016-3, Cl A
2.784%, 09/01/2021 (A) (B)		1,213	1,249
LSTAR Securities Investment Trust, Ser 2016-4, Cl A1
2.784%, 10/01/2021 (A) (B)		3,034	3,013
LSTAR Securities Investment Trust, Ser 2016-5, Cl A1
2.983%, 11/01/2021 (A) (B)		1,649	1,641
LSTAR Securities Investment Trust, Ser 2016-7, Cl A1
2.784%, 12/01/2021 (A) (B)		6,211	6,157

Description		Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Securities Investment Trust, Ser 2017-1, Cl A
2.983%, 01/01/2022 (A) (B)	$	1,880	$1,864
Luminent Mortgage Trust, Ser 2006-2, Cl A1A
1.182%, 02/25/2046 (B)		3,994	2,966
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
1.581%, 06/26/2036 (A) (B)		746	642
Mortgage Repurchase Agreement Financing Trust, Ser 2016-1, Cl A
1.863%, 09/10/2018 (A) (B)		700	700
Mortgage Repurchase Agreement Financing Trust, Ser 2016-2, Cl A
2.158%, 03/10/2019 (A) (B)		1,150	1,150
Mortgage Repurchase Agreement Financing Trust, Ser 2016-3, Cl A1
1.858%, 11/10/2018 (A) (B)		1,980	1,980
Mortgage Repurchase Agreement Financing Trust, Ser 2017-1, Cl A2
1.808%, 04/10/2019 (A) (B)		950	950
Motel 6 Trust, Ser 2015-MTL6, Cl E
5.279%, 02/05/2030 (A)		3,800	3,794
Nelnet Student Loan Trust, Ser 2006-1, Cl A6
1.370%, 08/23/2036		1,250	1,179
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
1.224%, 08/27/2047 (A) (B)		1,162	1,153
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
1.646%, 03/26/2036 (A) (B)		945	901
PFP III, Ser 2017-3, Cl C
3.279%, 01/14/2035 (A) (B)		1,000	1,003
RALI Series Trust, Ser 2006-QO2, Cl A2
1.252%, 02/25/2046 (B)		1,883	835
RALI Series Trust, Ser 2006-QO3, Cl A1
1.192%, 04/25/2046 (B)		2,049	1,030
RALI Series Trust, Ser 2006-QO8, Cl 1A3A
1.182%, 10/25/2046 (B)		1,427	1,233
RALI Series Trust, Ser 2007-QO2, Cl A1
0.928%, 02/25/2047 (B)		1,478	876
Resource Capital, Ser 2015-CRE3, Cl D
4.772%, 03/15/2032 (A) (B)		1,000	1,008
Resource Capital, Ser 2015-CRE4, Cl B
3.772%, 08/15/2032 (A) (B)		1,000	996
SRERS Funding, Ser 2011-RS, Cl A1B1
1.023%, 05/09/2046 (A) (B)		483	481
SRERS Funding, Ser 2011-RS, Cl A1B2
1.023%, 05/09/2046 (A) (B)		2,000	1,259
Station Place Securitization Trust, Ser 2015-2, Cl A
1.941%, 05/15/2018 (A) (B)		650	650

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	197

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 2A1
1.078%, 10/25/2035 (B)	$	1,124	$1,067
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
1.454%, 11/25/2046 (B)		6,586	5,282
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
3.103%, 06/25/2035 (B)		499	511

			85,145

Total Mortgage-Backed Securities (Cost $89,485) ($ Thousands)			90,180

		Shares

COMMON STOCK — 9.9%

Consumer Discretionary — 1.2%
Advance Auto Parts		286	42
Amazon.com, Cl A*		1,641	1,455
Autonation*		311	13
Autozone*		120	87
Bed Bath & Beyond		599	24
Best Buy		1,071	53
BorgWarner		782	33
CarMax*		743	44
Carnival		1,680	99
CBS, Cl B		1,579	110
Cengage Learning Holdings II		5,114	54
Charter Communications, Cl A*		901	295
Chipotle Mexican Grill, Cl A*		113	50
Coach		1,082	45
Comcast, Cl A		19,725	742
Darden Restaurants		490	41
Delphi Automotive		1,129	91
Discovery Communications, Cl A*		684	20
Discovery Communications, Cl C*		870	25
DISH Network, Cl A*		900	57
Dollar General		1,081	75
Dollar Tree*		980	77
DR Horton		1,315	44
Expedia		508	64
Foot Locker, Cl A		525	39
Ford Motor		15,980	186
Gap		850	21
Garmin		447	23
General Motors		5,788	205
Genuine Parts		629	58
Goodyear Tire & Rubber		1,018	37
H&R Block		850	20
Hanesbrands		1,466	30
Harley-Davidson, Cl A		694	42
Hasbro		438	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Home Depot	5,041	$740
Interpublic Group	1,555	38
Johnson Controls International	3,923	165
Kohl’s	697	28
L Brands	1,018	48
Leggett & Platt	519	26
Lennar, Cl A	836	43
LKQ*	1,192	35
Lowe’s	3,651	300
Macy’s	1,197	36
Marriott International, Cl A	1,304	123
Mattel	1,322	34
McDonald’s	3,444	446
Michael Kors Holdings*	713	27
Mohawk Industries*	276	63
NetFlix*	1,787	264
Newell Brands, Cl B	1,972	93
News, Cl A	1,477	19
News, Cl B	450	6
Nike, Cl B	5,554	310
Nordstrom	451	21
Omnicom Group	976	84
O’Reilly Automotive*	385	104
Priceline Group*	205	365
PulteGroup	1,200	28
PVH	311	32
Ralph Lauren, Cl A	219	18
Ross Stores	1,616	106
Royal Caribbean Cruises	706	69
Scripps Networks Interactive, Cl A	369	29
Signet Jewelers	293	20
Staples	2,524	22
Starbucks	6,010	351
Target, Cl A	2,309	127
TEGNA	832	21
Tiffany	417	40
Time Warner	3,206	313
TJX	2,684	212
Tractor Supply	519	36
TripAdvisor*	443	19
Twenty-First Century Fox, Cl A	4,297	139
Twenty-First Century Fox, Cl B	2,046	65
Ulta Salon Cosmetics & Fragrance*	246	70
Under Armour, Cl A*	712	14
Under Armour, Cl C*	715	13
VF	1,386	76
Viacom, Cl B	1,462	68
Walt Disney	6,061	687
Whirlpool	324	56
Wyndham Worldwide	454	38
Wynn Resorts	308	35

198	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum! Brands	1,437	$92

		10,559

Consumer Staples — 0.9%
Altria Group	8,076	577
Archer-Daniels-Midland	2,367	109
Brown-Forman, Cl B	708	33
Campbell Soup	755	43
Church & Dwight	1,139	57
Clorox	543	73
Coca-Cola	16,068	682
Colgate-Palmolive	3,700	271
ConAgra Foods	1,743	70
Constellation Brands, Cl A	718	116
Costco Wholesale	1,817	305
Coty, Cl A	1,831	33
CVS Health	4,250	334
Dr Pepper Snapple Group	773	76
Estee Lauder, Cl A	915	78
General Mills	2,395	141
Hershey	607	66
Hormel Foods	1,049	36
JM Smucker	489	64
Kellogg	1,048	76
Kimberly-Clark	1,492	196
Kraft Heinz	2,488	226
Kroger	3,830	113
McCormick	446	44
Mead Johnson Nutrition, Cl A	780	69
Molson Coors Brewing, Cl B	765	73
Mondelez International, Cl A	6,427	277
Monster Beverage*	1,684	78
PepsiCo	5,937	664
Philip Morris International	6,421	725
Procter & Gamble	10,592	952
Reynolds American	3,385	213
Sysco, Cl A	2,081	108
Tyson Foods, Cl A	1,154	71
Walgreens Boots Alliance	3,510	292
Wal-Mart Stores	6,201	447
Whole Foods Market	1,237	37

		7,825

Energy — 0.7%
Anadarko Petroleum, Cl A	2,295	142
Apache	1,549	80
Baker Hughes	1,738	104
BreitBurn Energy Partners* (D)	62,847	10
Cabot Oil & Gas	1,805	43
Chesapeake Energy*	2,892	17
Chevron	7,807	838
Cimarex Energy	369	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Concho Resources*	595	$76
ConocoPhillips	5,163	258
Devon Energy	2,137	89
EOG Resources	2,403	234
EQT	670	41
ExxonMobil	17,131	1,405
Halliburton	3,560	175
Helmerich & Payne	419	28
Hess	1,044	50
Kinder Morgan	7,916	172
Marathon Oil	3,598	57
Marathon Petroleum	2,151	109
Murphy Oil	628	18
National Oilwell Varco, Cl A	1,589	64
Newfield Exploration*	771	28
Noble Energy	1,794	62
Occidental Petroleum	3,207	203
Oneok	817	45
Phillips 66	1,792	142
Pioneer Natural Resources	713	133
Range Resources	779	23
SandRidge Energy*	2,776,351	487
Schlumberger, Cl A	5,769	451
Southwestern Energy*	1,915	16
TechnipFMC*	2,015	66
Tesoro	461	37
Titan Energy*	13,743	250
Transocean*	1,719	21
Valero Energy	1,867	124
Williams	3,334	99

		6,241

Financials — 1.4%
Affiliated Managers Group	209	34
Aflac	1,660	120
Allstate	1,512	123
American Express	3,158	250
American International Group	3,856	241
Ameriprise Financial	671	87
Aon	1,079	128
Arthur J. Gallagher	687	39
Assurant	234	22
Bank of America	41,774	985
Bank of New York Mellon	4,354	206
BB&T	3,385	151
Berkshire Hathaway, Cl B*	7,845	1,308
BlackRock	501	192
Capital One Financial	1,978	171
CBOE Holdings	400	32
Charles Schwab	5,007	204
Chubb	1,937	264
Cincinnati Financial	581	42

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	199

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citigroup	11,479	$687
Citizens Financial Group	2,202	76
CME Group	1,418	168
Comerica	675	46
Discover Financial Services	1,640	112
E*Trade Financial*	1,062	37
Fifth Third Bancorp	3,167	80
Franklin Resources	1,464	62
Goldman Sachs Group	1,526	351
Hartford Financial Services Group	1,598	77
Huntington Bancshares	4,592	61
Intercontinental Exchange	2,500	150
Invesco	1,762	54
JPMorgan Chase	14,784	1,299
KeyCorp	4,476	80
Leucadia National	1,259	33
Lincoln National	903	59
Loews	1,193	56
M&T Bank	638	99
Marsh & McLennan	2,189	162
MetLife	4,581	242
Moody’s	696	78
Morgan Stanley	5,920	254
Nasdaq, Cl A	443	31
Navient	1,230	18
Northern Trust	890	77
People’s United Financial	1,207	22
PNC Financial Services Group	1,999	240
Principal Financial Group, Cl A	1,124	71
Progressive	2,398	94
Prudential Financial	1,751	187
Raymond James Financial	530	40
Regions Financial	5,241	76
S&P Global	1,068	140
State Street	1,487	118
SunTrust Banks	2,039	113
Synchrony Financial	3,219	110
T. Rowe Price Group	1,064	72
Torchmark, Cl A	432	33
Travelers	1,162	140
Unum Group	911	43
US Bancorp	6,594	340
Wells Fargo	18,684	1,040
Willis Towers Watson	550	72
XL Group	1,067	43
Zions Bancorporation	859	36

		12,078

Health Care — 1.4%
Abbott Laboratories	7,057	313
AbbVie	6,604	430
Aetna, Cl A	1,439	184

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Agilent Technologies	1,360	$72
Alexion Pharmaceuticals*	911	110
Allergan	1,389	332
AmerisourceBergen, Cl A	702	62
Amgen, Cl A	3,082	506
Anthem	1,100	182
Baxter International	2,001	104
Becton Dickinson	889	163
Biogen*	889	243
Boston Scientific*	5,717	142
Bristol-Myers Squibb	6,937	377
C.R. Bard	306	76
Cardinal Health	1,306	107
Celgene, Cl A*	3,218	400
Centene*	740	53
Cerner*	1,261	74
Cigna	1,076	158
Cooper, Cl A	189	38
DaVita HealthCare Partners*	642	44
DENTSPLY SIRONA	993	62
Edwards Lifesciences, Cl A*	877	83
Eli Lilly	4,037	340
Envision Healthcare*	461	28
Express Scripts Holding*	2,512	166
Gilead Sciences	5,469	371
HCA Holdings*	1,211	108
Henry Schein*	317	54
Hologic*	1,177	50
Humana	601	124
Idexx Laboratories*	350	54
Illumina*	600	102
Incyte*	741	99
Intuitive Surgical*	157	120
Johnson & Johnson	11,240	1,400
Laboratory Corp of America Holdings*	434	62
Mallinckrodt*	418	19
McKesson	910	135
Medtronic	5,653	455
Merck	11,408	725
Mettler Toledo International*	103	49
Mylan*	1,923	75
Patterson	384	17
PerkinElmer	425	25
Perrigo	621	41
Pfizer	24,659	844
Quest Diagnostics	598	59
Regeneron Pharmaceuticals*	308	119
Stryker	1,301	171
Thermo Fisher Scientific	1,645	253
UnitedHealth Group	3,940	646
Universal Health Services, Cl B	350	44
Varian Medical Systems*	362	33

200	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vertex Pharmaceuticals*	1,017	$111
Waters*	348	54
Zimmer Biomet Holdings	819	100
Zoetis, Cl A	2,012	107

		11,475

Industrials — 1.0%
3M	2,494	477
Acuity Brands	170	35
Alaska Air Group	534	49
Allegion	372	28
American Airlines Group	2,204	93
Ametek	902	49
Arconic	1,894	50
Boeing	2,365	418
C.H. Robinson Worldwide	554	43
Caterpillar, Cl A	2,439	226
Cintas	332	42
CSX	3,817	178
Cummins	636	96
Danaher, Cl A	2,477	212
Deere	1,175	128
Delta Air Lines, Cl A	3,009	138
Dover	672	54
Dun & Bradstreet	141	15
Eaton	1,835	136
Emerson Electric	2,692	161
Equifax	505	69
Expeditors International of Washington	703	40
Fastenal, Cl A	1,224	63
FedEx	1,002	196
Flowserve	506	25
Fluor	540	28
Fortive	1,260	76
Fortune Brands Home & Security	597	36
General Dynamics	1,171	219
General Electric	36,148	1,077
Honeywell International	3,163	395
Illinois Tool Works	1,322	175
Ingersoll-Rand	1,060	86
Jacobs Engineering Group	471	26
JB Hunt Transport Services	362	33
Kansas City Southern	419	36
L3 Technologies	334	55
Lockheed Martin	1,048	281
Masco	1,281	44
Nielsen Holdings	1,424	59
Norfolk Southern	1,185	133
Northrop Grumman	737	175
PACCAR	1,432	96
Parker-Hannifin, Cl A	556	89
Pentair	647	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quanta Services*	671	$25
Raytheon	1,225	187
Republic Services	994	62
Robert Half International	505	25
Rockwell Automation	535	83
Rockwell Collins	563	55
Roper Technologies	420	87
Ryder System	239	18
Snap-on	225	38
Southwest Airlines, Cl A	2,500	134
Stanley Black & Decker	625	83
Stericycle, Cl A*	330	27
Textron	1,149	55
TransDigm Group	221	49
Union Pacific	3,401	360
United Continental Holdings*	1,208	85
United Parcel Service, Cl B	2,827	303
United Rentals*	334	42
United Technologies	3,161	355
Verisk Analytics, Cl A*	610	50
Waste Management	1,654	121
WW Grainger	216	50
Xylem	695	35

		8,510

Information Technology — 2.2%
Accenture, Cl A	2,544	305
Activision Blizzard	2,785	139
Adobe Systems*	2,032	264
Advanced Micro Devices*	3,196	46
Akamai Technologies*	678	40
Alliance Data Systems	227	57
Alphabet, Cl A*	1,224	1,038
Alphabet, Cl C*	1,227	1,018
Amphenol, Cl A	1,275	91
Analog Devices	1,494	122
Apple	21,737	3,123
Applied Materials	4,527	176
Autodesk, Cl A*	821	71
Automatic Data Processing	1,885	193
Broadcom, Cl A	1,628	356
CA	1,219	39
Cisco Systems	20,774	702
Citrix Systems*	675	56
Cognizant Technology Solutions, Cl A*	2,544	151
Corning, Cl B	4,016	108
CSRA	646	19
eBay*	4,259	143
Electronic Arts*	1,232	110
F5 Networks, Cl A*	271	39
Facebook, Cl A*	9,758	1,386
Fidelity National Information Services, Cl B	1,338	107

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	201

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fiserv, Cl A*	901	$104
Flir Systems	604	22
Global Payments	665	54
Harris	544	61
Hewlett Packard Enterprise	6,983	165
HP	6,979	125
Intel	19,612	707
International Business Machines	3,582	624
Intuit	992	115
Juniper Networks	1,486	41
KLA-Tencor	664	63
Lam Research	665	85
LogMeIn	1	—
MasterCard, Cl A	3,921	441
Microchip Technology	909	67
Micron Technology*	4,254	123
Microsoft	32,104	2,114
Motorola Solutions	716	62
NetApp	1,081	45
Nvidia	2,440	266
Oracle, Cl B	12,419	554
Paychex	1,321	78
PayPal Holdings*	4,600	198
Qlik*	3,600	—
Qlik, Cl A* (D)	56	56
Qlik, Cl B* (D)	13,812	1
Qorvo*	496	34
Qualcomm	6,135	352
Red Hat*	771	67
salesforce.com*	2,626	217
Seagate Technology	1,159	53
Skyworks Solutions	782	77
Symantec, Cl A	2,573	79
Synopsys*	620	45
TE Connectivity	1,450	108
Teradata*	594	18
Texas Instruments	4,154	335
Total System Services	642	34
VeriSign*	360	31
Visa, Cl A	7,730	687
Western Digital	1,170	97
Western Union	1,893	38
Xerox	3,303	24
Xilinx	1,068	62
Yahoo!*	3,675	171

		18,599

Materials — 0.3%
Air Products & Chemicals	876	119
Albemarle	436	46
Avery Dennison	345	28
Ball	743	55

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CF Industries Holdings	905	$27
Dow Chemical, Cl A	4,662	296
E.I. Du Pont de Nemours	3,648	293
Eastman Chemical	573	46
Ecolab	1,102	138
FMC	519	36
Freeport-McMoRan, Cl B*	5,544	74
International Flavors & Fragrances	309	41
International Paper	1,683	85
LyondellBasell Industries, Cl A	1,377	126
Martin Marietta Materials, Cl A	267	58
Mirabela Nickel* (D)	597,236	—
Monsanto	1,794	203
Mosaic	1,359	40
Newmont Mining	2,200	72
Nucor	1,319	79
PPG Industries	1,085	114
Praxair	1,198	142
Sealed Air	763	33
Sherwin-Williams, Cl A	328	102
Vulcan Materials	554	67
WestRock	1,082	56

		2,376

Real Estate — 0.3%
Alexandria Real Estate Equities‡	368	41
American Tower, Cl A‡	1,745	212
Apartment Investment & Management, Cl A‡	608	27
AvalonBay Communities‡	561	103
Boston Properties‡	631	84
CBRE Group, Cl A*	1,359	47
Crown Castle International‡	1,514	143
Digital Realty Trust, Cl A‡	649	69
Equinix‡	289	116
Equity Residential‡	1,494	93
Essex Property Trust‡	276	64
Extra Space Storage‡	488	36
Federal Realty Investment Trust‡	314	42
GGP‡	2,471	57
HCP‡	1,980	62
Host Hotels & Resorts‡	3,190	59
Iron Mountain‡	950	34
Kimco Realty‡	1,856	41
Macerich‡	468	30
Mid-America Apartment Communities‡	468	48
ProLogis‡	2,135	111
Public Storage‡	626	137
Realty Income‡	1,087	65
Regency Centers‡	600	40
Simon Property Group‡	1,309	225
SL Green Realty‡	434	46
UDR‡	1,036	38

202	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ventas ‡	1,449	$94
Vornado Realty Trust ‡	713	71
Welltower ‡	1,469	104
Weyerhaeuser ‡	3,058	104

		2,443

Telecommunication Services — 0.2%
AT&T	25,385	1,055
CenturyTel	2,322	55
Level 3 Communications*	1,212	69
Verizon Communications	16,862	822

		2,001

Utilities — 0.3%
AES	2,558	29
Alliant Energy	882	35
Ameren	1,047	57
American Electric Power	2,066	139
American Water Works	781	61
Centerpoint Energy	1,871	52
CMS Energy	1,208	54
Consolidated Edison	1,246	97
Dominion Resources	2,568	199
DTE Energy	746	76
Duke Energy	2,872	235
Edison International	1,331	106
Entergy	786	60
Eversource Energy	1,319	77
Exelon	3,876	139
FirstEnergy	1,865	59
NextEra Energy	1,946	250
NiSource	1,333	32
NRG Energy	1,445	27
PG&E	2,123	141
Pinnacle West Capital	431	36
PPL	2,776	104
Public Service Enterprise Group	2,069	92
SCANA	555	36
Sempra Energy	1,019	113
Southern	4,013	200
WEC Energy Group	1,310	79
Xcel Energy	2,081	92

		2,677

Total Common Stock (Cost $71,450) ($ Thousands)		84,784

	Face Amount (Thousands)

SOVEREIGN DEBT — 8.0%
Abu Dhabi Government International Bond
3.125%, 05/03/2026 $	850	849

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.125%, 05/03/2021		$200	$198
Angolan Government International Bond
9.500%, 11/12/2025		430	443
Argentina Bonar Bonds
22.808%, 10/09/2017 (B)	ARS	13,610	944
22.806%, 03/01/2018 (B)		150	10
Argentine Bonos del Tesoro
16.000%, 10/17/2023		4,640	312
15.500%, 10/17/2026		10	—
Argentine Republic Government International Bond
8.280%, 12/31/2033		$112	118
7.820%, 12/31/2033	EUR	230	257
7.500%, 04/22/2026		$300	319
7.500%, 04/22/2026 (A)		1,160	1,233
7.125%, 07/06/2036 (A)		400	387
7.125%, 07/06/2036		330	320
6.875%, 04/22/2021 (A)		260	279
6.875%, 01/26/2027 (A)		1,060	1,075
2.500%, 03/31/2019 (C) (F)		930	586
Armenia Government International Bond
7.150%, 03/26/2025		200	214
Bahrain Government International Bond
7.000%, 10/12/2028 (A)		210	219
Bermuda Government International Bond
3.717%, 01/25/2027 (A)		240	231
Bolivian Government International Bond
4.500%, 03/20/2028 (A)		430	419
Brazilian Government International Bond
6.000%, 04/07/2026		200	217
2.625%, 01/05/2023		1,090	1,011
Bulgaria Government International Bond
3.125%, 03/26/2035	EUR	170	186
3.000%, 03/21/2028		360	417
2.950%, 09/03/2024		830	981
2.625%, 03/26/2027		100	113
Chile Government International Bond
3.125%, 01/21/2026		$1,220	1,239
Colombia Government International Bond
5.000%, 06/15/2045		1,700	1,705
4.500%, 01/28/2026		200	211
3.875%, 03/22/2026	EUR	190	233
2.625%, 03/15/2023		$860	827
Costa Rica Government International Bond
7.158%, 03/12/2045		880	895
7.000%, 04/04/2044		400	403
5.625%, 04/30/2043		400	350
Croatia Government International Bond
5.500%, 04/04/2023		200	216
Dominican Republic International Bond
6.875%, 01/29/2026		960	1,051
6.850%, 01/27/2045 (A)		1,305	1,347

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	203

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.850%, 01/27/2045	$	660	$682
6.600%, 01/28/2024		300	325
5.875%, 04/18/2024		3,090	3,233
5.500%, 01/27/2025		220	224
Ecuador Government International Bond
10.750%, 03/28/2022		1,450	1,533
9.650%, 12/13/2026 (A)		910	942
7.950%, 06/20/2024		400	376
El Salvador Government International Bond
8.625%, 02/28/2029 (A)		280	288
7.750%, 01/24/2023		10	10
7.650%, 06/15/2035		960	892
6.375%, 01/18/2027		10	9
5.875%, 01/30/2025		80	72
Guatemala Government Bond
5.750%, 06/06/2022		700	767
4.875%, 02/13/2028		210	214
4.500%, 05/03/2026 (A)		970	966
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023 (A)		970	970
Honduras Government International Bond
7.500%, 03/15/2024		860	945
Hungary Government International Bond
6.375%, 03/29/2021		540	608
6.250%, 01/29/2020		2,310	2,531
5.750%, 11/22/2023		140	158
5.375%, 02/21/2023		250	275
4.125%, 02/19/2018		70	72
4.000%, 03/25/2019		30	31
Indonesia Government International Bond MTN
5.875%, 01/15/2024		1,130	1,281
4.750%, 01/08/2026		2,270	2,417
4.625%, 04/15/2043		230	232
4.350%, 01/08/2027 (A)		320	331
4.125%, 01/15/2025		300	308
3.750%, 06/14/2028 (A)	EUR	200	229
3.700%, 01/08/2022 (A)	$	450	459
3.375%, 04/15/2023		310	310
3.375%, 07/30/2025	EUR	1,390	1,587
2.625%, 06/14/2023 (A)		300	336
Ivory Coast Government International Bond
6.375%, 03/03/2028	$	200	196
5.750%, 12/31/2032 (C)		98	91
Kenya Government International Bond
6.875%, 06/24/2024 (A)		1,335	1,329
6.875%, 06/24/2024		600	597
Macedonia Government International Bond
5.625%, 07/26/2023	EUR	350	395
5.625%, 07/26/2023 (A)		350	395
Mexican Bonos
8.500%, 11/18/2038	MXN	980	58
8.000%, 11/07/2047		48	3

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
7.750%, 11/23/2034	MXN	1,954	$107
Mexico Government International Bond
4.000%, 10/02/2023	$	520	536
3.625%, 03/15/2022		70	72
Mongolia Government International Bond MTN
5.125%, 12/05/2022		401	377
Nigeria Government International Bond
7.875%, 02/16/2032 (A)		620	645
6.750%, 01/28/2021		207	216
6.375%, 07/12/2023		200	203
Pakistan Government International Bond
8.250%, 09/30/2025		370	413
Paraguay Government International Bond
6.100%, 08/11/2044		350	376
5.000%, 04/15/2026 (A)		440	459
4.700%, 03/27/2027 (A)		570	577
4.625%, 01/25/2023		550	572
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)		330	342
4.550%, 03/29/2026		200	207
4.150%, 03/29/2027 (A)		1,090	1,095
3.400%, 03/29/2022 (A)		200	200
Philippine Government International Bond
5.500%, 03/30/2026		200	236
Province of Santa Fe
7.000%, 03/23/2023 (A)		150	151
Provincia de la Rioja
9.750%, 02/24/2025 (A)		270	275
Republic of Suriname
9.250%, 10/26/2026 (A)		340	339
9.250%, 10/26/2026		200	198
Romanian Government International Bond MTN
6.750%, 02/07/2022		610	707
6.125%, 01/22/2044		160	197
4.875%, 01/22/2024		50	54
4.375%, 08/22/2023		100	106
3.875%, 10/29/2035	EUR	80	90
2.875%, 05/26/2028		220	241
Russian Foreign Bond—Eurobond
4.875%, 09/16/2023 (A)	$	400	429
4.750%, 05/27/2026		400	417
4.500%, 04/04/2022 (A)		200	212
Senegal Government International Bond
6.250%, 07/30/2024 (A)		200	202
South Africa Government International Bond
9.000%, 01/31/2040	ZAR	1,350	94
8.875%, 02/28/2035		1,690	119
5.875%, 05/30/2022	$	100	109
5.875%, 09/16/2025		560	603
4.875%, 04/14/2026		290	291
4.300%, 10/12/2028		400	375

204	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Sri Lanka Government International Bond
6.850%, 11/03/2025	$	390	$403
6.825%, 07/18/2026 (A)		250	259
6.125%, 06/03/2025		200	200
5.875%, 07/25/2022		470	482
5.750%, 01/18/2022 (A)		200	205
Turkey Government International Bond
7.375%, 02/05/2025		360	408
7.000%, 06/05/2020		220	240
6.875%, 03/17/2036		130	141
6.250%, 09/26/2022		1,271	1,357
6.000%, 03/25/2027		346	359
6.000%, 01/14/2041		410	405
5.750%, 03/22/2024		906	940
4.875%, 04/16/2043		200	172
Ukraine Government International Bond
7.750%, 09/01/2023		220	208
7.750%, 09/01/2024		700	655
7.750%, 09/01/2025		500	462
7.750%, 09/01/2027		370	339
Zambia Government International Bond
8.970%, 07/30/2027		1,350	1,411
8.970%, 07/30/2027		410	428
8.500%, 04/14/2024		200	206
5.375%, 09/20/2022		280	256

Total Sovereign Debt (Cost $65,863) ($ Thousands)			67,870

COMMERCIAL PAPER (E) — 6.0%
Coca-Cola
0.922%, 06/23/2017 (A)		6,000	5,987
John Deere Financial
0.911%, 04/24/2017 (A)		6,600	6,596
Johnson & Johnson
0.801%, 04/18/2017 (A)		6,700	6,697
Merck
0.810%, 04/13/2017 (A)		6,000	5,998
Mitsubishi UFJ Trust & Banking
0.971%, 05/12/2017		6,000	5,993
Nestle Capital
0.902%, 06/14/2017 (A)		6,500	6,488
PepsiCo
0.610%, 04/07/2017 (A)		6,500	6,499
Wal-Mart Stores
0.821%, 04/17/2017 (A)		6,600	6,598

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (E) (continued)
Total Commercial Paper (Cost $50,858) ($ Thousands)		$50,856

MUNICIPAL BONDS — 0.4%

Minnesota — 0.0%
Northstar Education Finance, RB
1.130%, 04/28/2030 (B)	300	295

North Carolina — 0.2%
North Carolina State, Education Assistance Authority, RB
1.782%, 10/25/2041 (B)	1,250	1,248

Puerto Rico — 0.2%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, RB Callable 07/01/2018 @ 100
6.000%, 07/01/2038	55	44
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2033	25	19
Puerto Rico Commonwealth, GO
6.000%, 07/01/2039 (F)	35	21
Puerto Rico Commonwealth, GO
8.000%, 07/01/2035 (F)	410	254
Puerto Rico Sales Tax Financing Sales Tax Revenue, RB Callable 08/01/2019 @ 100
6.500%, 08/01/2044	1,020	454
6.000%, 08/01/2042	105	44
5.750%, 08/01/2037	655	281
5.500%, 08/01/2028	35	14
Puerto Rico Sales Tax Financing Sales Tax Revenue, RB Callable 02/01/2020 @ 100
5.500%, 08/01/2037	90	37
5.375%, 08/01/2039	960	381
Puerto Rico Sales Tax Financing Sales Tax Revenue, RB Callable 08/01/2020 @ 100
5.250%, 08/01/2041	325	128

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	205

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico Sales Tax Financing Sales Tax Revenue, RB Callable 08/01/2021 @ 100
5.000%, 08/01/2043	$	40	$16

			1,693

Total Municipal Bonds (Cost $3,399) ($ Thousands)			3,236

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Notes
2.125%, 03/31/2024		2,810	2,793

Total U.S. Treasury Obligation (Cost $2,794) ($ Thousands)			2,793

		Shares

PREFERRED STOCK — 0.3%

Industrials — 0.3%
Seaspan, 6.375%		86,939	2,182

Other Asset-Backed Securities — 0.0%
GSC Partners Fund V, Ser 2004-5A,
0.000%* (A) (B)		1,800	—
GSC Partners Fund V, Ser 2004-5I,
0.000%* (B)		100	—

Total Preferred Stock (Cost $2,895) ($ Thousands)			2,182

		Face Amount (Thousands)

CONVERTIBLE BONDS — 0.2%
Mirabela Nickel CV to 5.942
9.500%, 06/24/2019 (A)	$	167	12
SandRidge Energy CV to 0.0533
2.312%, 10/04/2020 (E)		661	713
SM Energy
1.500%, 07/01/2021		650	644

Total Convertible Bonds (Cost $1,451) ($ Thousands)			1,369

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS* — 0.0%
Comstock Resources, Expires 06/15/2020
Strike Price $—	1,857	$17

Total Warrants (Cost $—) ($ Thousands)		17

Total Investments — 96.9% (Cost $807,872) ($ Thousands)		$819,050

	Face Amount (Thousands)

CORPORATE OBLIGATION SOLD SHORT — 0.0%

Industrials — 0.0%
XPO Logistics
6.125%, 09/01/2023 (A)	$(200)	$(208)

Total Corporate Obligation Sold Short
(Proceeds $208) ($ Thousands)		(208)

Total Investments Sold Short — 0.0%
(Proceeds $208) ($ Thousands)		$(208)

	Contracts

PURCHASED OPTIONS* — 0.3%
December 19 Put on IMM EUR,
Expires 12/21/2019,
Strike Price $97.63	856	$947
iShares 20+ Year Treasury Bond ETF,
Expires 06/17/2017,
Strike Price $120.00	5,238	1,393
October 17 EUR Put GBP Call,
Expires 10/21/2017,
Strike Price $0.87	17,281,033	440

Total Purchased Options (Cost $2,611) ($ Thousands)		2,780

WRITTEN OPTIONS* — (0.2)%
April 17 Calls on SPX, Expires 04/22/2017
Strike Price $2,370.00	(235)	(338)
April 17 Calls on SPX, Expires 04/22/2017
Strike Price $2,360.00	(235)	(478)
April 17 Calls on SPX, Expires 04/22/2017
Strike Price $2,340.00	(3)	(10)
December 19 Put on IMM EUR, Expires
12/21/2019
Strike Price $96.25	(856)	(209)
iShares 20+ Year Treasury Bond ETF, Expires
06/17/2017

206	SEI Institutional Managed Trust/Semi-Annual Report/March 31, 2017

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS (continued)
Strike Price $123.00	(5,238)	$(707)

Total Written Options (Premiums Received $2,300) ($ Thousands)		$(1,742)

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	244	Jun-2017	$(28)
U.S. 10-Year Treasury Note	160	Jun-2017	39
U.S. 2-Year Treasury Note	86	Jul-2017	5
U.S. 5-Year Treasury Note	194	Jun-2017	111
U.S. Long Treasury Bond	25	Jun-2017	12
U.S. Ultra Long Treasury Bond	34	Jun-2017	16
Ultra 10-Year U.S. Treasury Bond	18	Jun-2017	11

			$166

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/11/17	USD	1,256	GBP	1,017	$16
04/11/17-04/28/17	GBP	4,144	USD	5,064	(118)
04/11/17-05/02/17	EUR	1,576	USD	1,705	18
05/11/17	EUR	12,583	USD	13,421	(61)
05/05/17	ZAR	2,908	USD	220	4
05/11/17	USD	716	EUR	670	1
05/11/17	USD	1,170	EUR	1,082	(11)
05/12/17-06/21/17	USD	1,449	MXN	28,626	52
05/12/17	MXN	3,554	USD	181	(6)

					$(105)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(64)	$64	$—
Barclays PLC	(3,348)	3,265	(83)
Brown Brothers Harriman	(348)	344	(4)
Citigroup	(822)	815	(7)
Goldman Sachs	(14,197)	14,138	(59)
JPMorgan Chase Bank	(2,063)	2,080	17
Morgan Stanley	(2,668)	2,734	66
Royal Bank of Scotland	(1,835)	1,800	(35)

			$(105)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2017 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Bank of America	2.70%	3 Month USD - LIBOR	07/18/23	$600	$(4)
Bank of America	1.56%	3 Month USD - LIBOR	07/03/18	7,150	(45)
Barclays Bank PLC	0.75%	6 Month EUR - LIBOR	06/21/27	690	(1)
Barclays Bank PLC	1.71%	3 Month USD - LIBOR	12/16/19	2,100	(2)
BNP Paribas	0.00%	6 Month EUR - LIBOR	06/21/24	4,140	—
Citibank	0.00%	6 Month EUR - LIBOR	06/21/22	3,300	(2)
Citibank	7.35%	3 Month ZAR - JIBAR	09/20/19	21,680	(2)
HSBC Bank PLC	7.67%	3 Month ZAR - JIBAR	03/15/19	31,240	6
JPMorgan Chase Bank	1.50%	3 Month USD - LIBOR	06/21/27	1,200	(22)
JPMorgan Chase Bank	0.00%	6 Month EUR - LIBOR	06/21/20	1,630	—
Nomura International PLC	0.50%	6 Month EUR - LIBOR	06/21/27	1,670	13
UBS	0.00%	6 Month EUR - LIBOR	06/21/19	1,520	(1)

					$(60)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	207

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Income Fund (Concluded)

Percentages are based on Net Assets of $845,719 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $383,690 ($ Thousands), representing 45.4% of the Net Assets of the Fund.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2017. The coupon on a step bond changes on a specified date.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2017 was $23,045 ($ Thousands) and represented 2.7% of the Net Assets of the Fund.

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security is in default on interest payment.

(G)	Unsettled bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JIBAR — Johannesburg Interbank Agreed Rate

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

OTC — Over the Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

RE-REMIC — Re-securitization of Real Estate Mortgage Investment Conduit

S&P— Standard & Poor’s

Ser — Series

SPX — S&P 500 Index

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$265,060	$3,756	$268,816
Corporate Obligations	—	145,182	4,336	149,518
Loan Participations	—	79,163	18,266	97,429
Mortgage-Backed Securities	—	83,027	7,153	90,180
Common Stock	84,663	54	67	84,784
Sovereign Debt	—	67,870	—	67,870
Commercial Paper	—	50,856	—	50,856
Municipal Bonds	—	3,236	—	3,236
U.S. Treasury Obligation	—	2,793	—	2,793
Preferred Stock	2,182	—	—	2,182
Convertible Bonds	—	1,357	12	1,369
Warrant	—	—	17	17

Total Investments in Securities	$86,845	$698,598	$33,607	$819,050

Securities Sold Short	Level 1	Level 2	Level 3	Total
Corporate Obligation	$—	$(208)	$—	$(208)

Total Securities Sold Short	$—	$(208)	$—	$(208)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$2,780	$—	$—	$2,780
Written Options	(1,742)	—	—	(1,742)
Futures Contracts*
Unrealized Appreciation	194	—	—	194
Unrealized Depreciation	(28)	—	—	(28)
Forwards Contracts*
Unrealized Appreciation	—	91	—	91
Unrealized Appreciation	—	(196)	—	(196)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	19	—	19
Unrealized Depreciation	—	(79)	—	(79)

Total Other Financial Instruments	$1,204	$(165)	$—	$1,039

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

208	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Asset-Backed Securities	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Mortgage-Backed Securities	Investments in Common Stock	Investments in Convertible Bonds	Investments in Warrants
Balance as of September 30, 2016	$2,560	$3,447	$8,156	$1,777	$71	$47	$14
Accrued discounts/premiums	—	—	(8)	—	—	—	—
Realized gain/(loss)	(496)	—	(226)	—	—	—	—
Change in unrealized appreciation/depreciation	469	275	178	—	—	(35)	3
Purchases	—	—	459	—	(4)	—	—
Sales	(19)	(113)	(971)	—	—	—	—
Net transfer into Level 3	2,231	893	10,678	7,153	—	—	—
Net transfer out of Level 3	(989)	(166)	—	(1,777)	—	—	—

Ending Balance as of March 31, 2017	$3,756	$4,336	$18,266	$7,153	$67	$12	$17

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$91	$278	$122	$2	$—	$(35)	$3

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	209

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 67.8%
U.S. Treasury Bills (A)
0.631%, 06/01/2017	$98,690	$98,577
0.531%, 05/11/2017	50,910	50,871
0.456%, 04/20/2017	5,820	5,818
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2019	16,856	17,732
1.375%, 01/15/2020	44,049	46,402
1.250%, 07/15/2020	52,151	55,183
1.125%, 01/15/2021	20,426	21,506
0.625%, 07/15/2021	102,463	106,279
0.125%, 04/15/2019	82,826	84,042
0.125%, 04/15/2020	83,173	84,413
0.125%, 01/15/2022	31,941	32,180

Total U.S. Treasury Obligations (Cost $600,074) ($ Thousands)		603,003

	Shares

COMMON STOCK — 28.4%

Consumer Discretionary — 0.0%
US Foods Holding*	927	26

Consumer Staples — 7.1%
Altria Group	59,372	4,240
Andersons	678	26
Archer-Daniels-Midland	17,527	807
Avon Products*	18,328	81
B&G Foods, Cl A	2,578	104
Blue Buffalo Pet Products*	2,700	62
Boston Beer, Cl A*	150	22
Brown-Forman, Cl A	1,828	86
Brown-Forman, Cl B	5,678	262
Bunge	4,350	345

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Calavo Growers	450	$27
Cal-Maine Foods	650	24
Campbell Soup	5,950	341
Casey’s General Stores	1,378	155
Central Garden & Pet, Cl A*	778	27
Church & Dwight	8,228	410
Clorox	4,100	553
Coca-Cola	119,128	5,056
Coca-Cola Bottling Consolidated	180	37
Colgate-Palmolive	27,028	1,978
ConAgra Foods	13,800	557
Constellation Brands, Cl A	5,150	835
Costco Wholesale	13,350	2,239
Coty, Cl A	14,800	268
CVS Health	33,300	2,614
Darling Ingredients*	6,900	100
Dean Foods	4,072	80
Dr Pepper Snapple Group	5,700	558
Edgewell Personal Care*	2,078	152
Energizer Holdings	1,900	106
Estee Lauder, Cl A	6,928	587
Flowers Foods	5,950	115
Fresh Del Monte Produce	1,372	81
General Mills	18,628	1,099
Hain Celestial Group*	3,578	133
Herbalife*	2,628	153
Hershey	4,450	486
Hormel Foods	8,400	291
HRG Group*	5,278	102
Ingles Markets, Cl A	579	25
Ingredion	2,400	289
J&J Snack Foods	727	99
JM Smucker	3,600	472
Kellogg	7,850	570
Kimberly-Clark	11,350	1,494
Kraft Heinz	18,828	1,710
Kroger	30,400	896
Lamb Weston Holdings	4,850	204
Lancaster Colony	750	97
McCormick	3,728	364
Mead Johnson Nutrition, Cl A	5,978	532
Molson Coors Brewing, Cl B	5,250	502
Mondelez International, Cl A	47,300	2,038
Monster Beverage*	13,628	629
Nu Skin Enterprises, Cl A	1,972	109
PepsiCo	44,200	4,944
Performance Food Group*	1,050	25
Philip Morris International	47,050	5,312
Pilgrim’s Pride	1,278	29
Pinnacle Foods	3,950	229
Post Holdings*	2,372	208
Prestige Brands Holdings, Cl A*	600	33

210	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PriceSmart	900	$83
Procter & Gamble	78,578	7,060
Reynolds American	25,250	1,591
Rite Aid*	33,600	143
Sanderson Farms	672	70
Seaboard	7	29
Snyder’s-Lance	3,150	127
SpartanNash	1,822	64
Spectrum Brands Holdings	950	132
Sprouts Farmers Market*	5,028	116
SUPERVALU*	6,528	25
Sysco, Cl A	16,322	847
Tootsie Roll Industries	670	25
TreeHouse Foods*	1,927	163
Tyson Foods, Cl A	8,900	549
United Natural Foods*	1,950	84
Universal	1,022	72
Vector Group	5,100	106
Walgreens Boots Alliance	26,750	2,222
Wal-Mart Stores	46,527	3,354
WD-40	327	36
Weis Markets	400	24
WhiteWave Foods, Cl A*	5,700	320
Whole Foods Market	10,628	316

		63,567

Energy — 7.1%
Anadarko Petroleum, Cl A	23,828	1,477
Antero Resources*	7,900	180
Apache	16,628	855
Archrock	1,950	24
Atwood Oceanics, Cl A*	3,633	35
Baker Hughes	18,350	1,098
Cabot Oil & Gas	20,028	479
Callon Petroleum*	8,628	114
Carrizo Oil & Gas*	3,200	92
Cheniere Energy*	8,678	410
Chesapeake Energy*	28,728	171
Chevron	78,118	8,388
Cimarex Energy	4,000	478
Clayton Williams Energy*	229	30
Concho Resources*	6,100	783
ConocoPhillips	52,228	2,605
Consol Energy*	10,550	177
Continental Resources, Cl A*	3,727	169
Delek US Holdings	3,778	92
Denbury Resources*	21,572	56
Devon Energy	22,500	939
Diamond Offshore Drilling*	3,172	53
Diamondback Energy, Cl A*	4,100	425
Dril-Quip*	1,600	87
Energen*	4,221	230

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ensco, Cl A	14,778	$132
EOG Resources	22,878	2,232
EQT	7,378	451
Exterran*	877	28
Extraction Oil & Gas*	1,477	27
ExxonMobil	175,158	14,365
Fairmount Santrol Holdings*	2,650	19
Forum Energy Technologies*	1,477	31
Golar LNG	5,428	152
Green Plains	1,100	27
Gulfport Energy*	8,078	139
Halliburton	35,950	1,769
Helix Energy Solutions Group*	3,778	29
Helmerich & Payne	4,128	275
Hess	12,250	591
HollyFrontier	7,228	205
Kinder Morgan	81,550	1,773
Kosmos Energy*	4,328	29
Laredo Petroleum*	7,428	108
Marathon Oil	36,450	576
Marathon Petroleum	22,050	1,114
Matador Resources*	4,800	114
Matrix Service*	1,550	26
McDermott International*	14,050	95
Murphy Oil	7,250	207
Nabors Industries	12,850	168
National Oilwell Varco, Cl A	15,728	631
Natural Gas Services Group*	900	23
Newfield Exploration*	8,950	330
Noble	13,500	84
Noble Energy	18,528	636
Nordic American Tankers	3,628	30
Oasis Petroleum*	10,300	147
Occidental Petroleum	32,250	2,043
Oceaneering International, Cl A	4,928	133
Oil States International*	2,528	84
Oneok	9,028	500
Parsley Energy, Cl A*	7,928	258
Patterson-UTI Energy	6,528	158
PBF Energy, Cl A	5,350	119
PDC Energy, Cl A*	2,450	153
PHI*	12,900	155
Phillips 66	18,850	1,493
Pioneer Natural Resources	6,872	1,280
Prothena*	476	27
QEP Resources*	12,200	155
Range Resources	9,028	263
Rice Energy*	7,278	172
Rowan, Cl A*	5,700	89
RPC	1,328	24
RSP Permian*	4,372	181
Schlumberger, Cl A	57,928	4,524

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	211

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SEACOR Holdings, Cl A*	500	$35
Seadrill*	12,950	21
SemGroup, Cl A	3,400	122
SM Energy	4,628	111
Southwestern Energy*	21,750	178
SRC Energy*	10,800	91
Superior Energy Services*	8,578	122
Targa Resources	7,400	443
Tesoro	5,100	413
Transocean*	14,650	182
Unit*	1,328	32
US Silica Holdings	3,378	162
Valero Energy	19,722	1,307
Weatherford International*	45,850	305
Western Refining	3,700	130
Whiting Petroleum*	10,050	95
Williams	32,050	948
World Fuel Services	3,228	117
WPX Energy*	17,950	240

		62,875

Financials — 0.1%
Empire State Realty Trust, Cl A	4,528	93
First Industrial Realty Trust‡	3,778	101
HFF, Cl A	900	25
Monogram Residential Trust‡	3,500	35
Paramount Group‡	7,078	115
Rayonier	3,628	103
Realogy Holdings	4,377	130
Sabra Health Care‡	1,000	28
Spirit Realty Capital‡	14,800	150
VEREIT‡	22,500	191
WP Carey‡	2,950	183

		1,154

Health Care — 5.6%
Abbott Laboratories	27,028	1,200
AbbVie	25,928	1,689
ABIOMED*	877	110
Acadia Healthcare, Cl A*	700	31
ACADIA Pharmaceuticals*	1,000	34
Aetna, Cl A	5,150	657
Agilent Technologies	5,750	304
Akorn*	1,228	30
Alere*	877	35
Alexion Pharmaceuticals*	3,700	449
Align Technology*	1,400	161
Alkermes*	2,750	161
Allergan	5,350	1,278
Allscripts Healthcare Solutions*	2,178	28
Alnylam Pharmaceuticals*	850	44
AmerisourceBergen, Cl A	2,728	241

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amgen, Cl A	11,872	$1,948
AMN Healthcare Services*	600	24
Anthem	3,922	649
athenahealth*	377	42
Baxter International	7,772	403
Becton Dickinson	3,378	620
Biogen*	3,496	956
BioMarin Pharmaceuticals*	3,450	303
Bio-Rad Laboratories, Cl A*	600	120
Bio-Techne	550	56
Bioverativ*	2,378	130
Bluebird Bio*	400	36
Boston Scientific*	21,928	545
Bristol-Myers Squibb	26,100	1,419
Brookdale Senior Living, Cl A*	1,977	27
Bruker BioSciences	1,100	26
C.R. Bard	1,229	305
Cambrex*	450	25
Cantel Medical	400	32
Cardinal Health	5,328	435
Catalent*	1,100	31
Celgene, Cl A*	12,000	1,493
Centene*	2,900	207
Cerner*	4,878	287
Charles River Laboratories International*	1,400	126
Chemed	229	42
Cigna	3,900	571
Clovis Oncology*	450	29
Cooper, Cl A	900	180
DaVita HealthCare Partners*	3,077	209
DENTSPLY SIRONA	4,000	250
DexCom*	1,600	136
Edwards Lifesciences, Cl A*	3,428	322
Eli Lilly	15,378	1,293
Endo International*	3,700	41
Envision Healthcare*	2,178	134
Exact Sciences*	1,378	33
Exelixis*	4,400	95
Express Scripts Holding*	9,874	651
Gilead Sciences	20,972	1,424
Globus Medical, Cl A*	900	27
Haemonetics*	728	30
Halyard Health*	600	23
HCA Holdings*	4,850	432
HealthEquity*	600	25
HealthSouth	1,078	46
Henry Schein*	1,600	272
Hill-Rom Holdings	1,478	104
HMS Holdings*	1,378	28
Hologic*	5,150	219
Horizon Pharma*	1,828	27
Humana	2,350	484

212	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ICU Medical*	150	$23
Idexx Laboratories*	1,578	244
Illumina*	2,250	384
INC Research Holdings, Cl A*	1,273	58
Incyte*	2,800	374
Insulet*	678	29
Integra LifeSciences Holdings*	728	31
Intercept Pharmaceuticals*	278	31
Intuitive Surgical*	618	474
Ionis Pharmaceuticals*	2,228	90
Ironwood Pharmaceuticals, Cl A*	1,628	28
Johnson & Johnson	42,400	5,281
Kite Pharma*	600	47
Laboratory Corp of America Holdings*	2,150	308
LifePoint Health*	500	33
Ligand Pharmaceuticals*	278	29
Magellan Health*	822	57
Mallinckrodt*	1,950	87
Masimo*	1,000	93
McKesson	3,578	530
Medicines*	850	42
Medidata Solutions*	629	36
MEDNAX*	2,127	148
Medtronic	21,978	1,771
Merck	43,450	2,761
Mettler Toledo International*	440	211
Molina Healthcare*	550	25
Mylan*	7,450	290
Nektar Therapeutics, Cl A*	2,000	47
Neogen, Cl B*	427	28
Neurocrine Biosciences*	1,128	49
Nevro*	278	26
NuVasive*	1,300	97
NxStage Medical*	900	24
Omnicell*	650	26
Opko Health*	3,450	28
Owens & Minor	850	29
Parexel International*	476	30
Patterson	2,077	94
Penumbra*	350	29
PerkinElmer	1,927	112
Perrigo	2,450	163
Pfizer	93,900	3,212
Premier, Cl A*	828	26
QIAGEN	6,428	186
Quest Diagnostics	2,628	258
Quintiles Transnational*	3,100	250
Regeneron Pharmaceuticals*	1,296	502
ResMed	2,728	196
Sage Therapeutics*	427	30
Seattle Genetics*	1,927	121
Stryker	5,428	715

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teleflex	877	$170
TESARO*	700	108
Thermo Fisher Scientific	6,078	934
Ultragenyx Pharmaceutical*	476	32
United Therapeutics*	922	125
UnitedHealth Group	14,422	2,365
Universal Health Services, Cl B	1,578	196
Varian Medical Systems*	1,728	157
VCA*	1,378	126
Veeva Systems, Cl A*	2,077	107
Vertex Pharmaceuticals*	4,228	462
VWR*	927	26
Waters*	1,250	195
WellCare Health Plans*	922	129
West Pharmaceutical Services	1,478	121
Wright Medical Group*	1,477	46
Zeltiq Aesthetics*	476	26
Zimmer Biomet Holdings	3,077	376
Zoetis, Cl A	7,728	412

		49,730

Industrials — 0.1%
Danaher, Cl A	9,428	806

Information Technology — 2.8%
Accenture, Cl A	5,250	629
ACI Worldwide*	1,278	27
Activision Blizzard	5,100	254
Adobe Systems*	4,228	550
Akamai Technologies*	1,600	96
Alliance Data Systems	578	144
Alphabet, Cl A*	2,454	2,081
Alphabet, Cl C*	2,491	2,066
Amdocs	2,050	125
Ansys*	1,076	115
Aspen Technology*	476	28
Autodesk, Cl A*	2,077	180
Automatic Data Processing	3,900	399
Blackbaud, Cl A	377	29
Booz Allen Hamilton Holding, Cl A	700	25
Broadridge Financial Solutions	1,500	102
CA	2,878	91
Cadence Design Systems*	3,700	116
CDK Global	1,900	124
Citrix Systems*	1,600	133
Cognizant Technology Solutions, Cl A*	5,228	311
Computer Sciences	1,628	112
Conduent*	2,100	35
CoreLogic*	678	28
CoStar Group*	229	47
CSRA	877	26
Dell Technologies - VMware, Cl V*	476	31

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	213

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DST Systems	200	$24
eBay*	8,878	298
Electronic Arts*	2,578	231
Ellie Mae*	300	30
EPAM Systems*	350	26
Euronet Worldwide*	327	28
Facebook, Cl A*	19,000	2,699
Fair Isaac	200	26
Fidelity National Information Services, Cl B	3,027	241
First Data, Cl A*	2,150	33
Fiserv, Cl A*	1,950	225
FleetCor Technologies*	927	140
Fortinet*	850	33
Gartner*	900	97
Genpact	1,050	26
Global Payments	1,700	137
Guidewire Software, Cl Z*	500	28
IAC*	400	29
International Business Machines	7,300	1,271
Intuit	2,300	267
j2 Global	327	27
Jack Henry & Associates	1,150	107
Leidos Holdings	1,300	66
LogMeIn	327	32
Manhattan Associates*	500	26
MasterCard, Cl A	8,378	942
MAXIMUS	427	27
Microsoft	64,000	4,215
Nuance Communications*	1,500	26
Oracle, Cl B	24,750	1,104
Pandora Media*	1,927	23
Paychex	3,078	181
PayPal Holdings*	9,950	428
Proofpoint*	350	26
PTC*	600	32
Red Hat*	1,850	160
Sabre	1,228	26
salesforce.com*	5,728	473
ServiceNow*	1,678	147
Splunk*	1,628	101
SS&C Technologies Holdings	977	35
Symantec, Cl A	6,150	189
Synopsys*	1,800	130
Take-Two Interactive Software, Cl A*	500	30
Teradata*	828	26
Total System Services	1,800	96
Twitter*	6,150	92
Tyler Technologies*	229	35
Ultimate Software Group*	150	29
Vantiv, Cl A*	1,678	108
VeriSign*	1,076	94
Visa, Cl A	16,378	1,456

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VMware, Cl A*	900	$83
Western Union	4,900	100
WEX*	200	21
Workday, Cl A*	1,250	104
Yahoo!*	7,600	353
Zillow Group, Cl C*	700	24

		24,967

Real Estate — 2.8%
Acadia Realty Trust	2,978	90
Agree Realty‡	579	28
Alexander & Baldwin	1,928	86
Alexander’s	57	25
Alexandria Real Estate Equities‡	1,950	216
American Assets Trust	1,850	77
American Campus Communities‡	3,450	164
American Homes 4 Rent, Cl A‡	6,150	141
American Tower, Cl A‡	10,450	1,270
Apartment Investment & Management, Cl A‡	4,200	186
Apple Hospitality	4,450	85
AvalonBay Communities‡	3,250	597
Boston Properties‡	3,578	474
Brandywine Realty Trust‡	6,478	105
Brixmor Property Group‡	5,078	109
Camden Property Trust‡	1,877	151
Care Capital Properties‡	3,278	88
CareTrust‡	1,650	28
CBL & Associates Properties‡	2,650	25
CBRE Group, Cl A*	6,950	242
Chesapeake Lodging Trust‡	1,050	25
Colony NorthStar, Cl A	16,450	212
Colony Starwood Homes‡	1,228	42
Columbia Property Trust‡	4,550	101
CoreCivic	3,200	101
CoreSite Realty‡	1,050	95
Corporate Office Properties Trust	2,828	94
Cousins Properties, Cl A‡	11,800	98
Crown Castle International‡	8,978	848
CubeSmart‡	5,250	136
CyrusOne‡	2,478	128
DCT Industrial Trust	2,778	134
DDR‡	10,028	126
DiamondRock Hospitality‡	7,178	80
Digital Realty Trust, Cl A‡	4,027	428
Douglas Emmett‡	3,878	149
Duke Realty‡	9,450	248
DuPont Fabros Technology‡	2,200	109
EastGroup Properties	1,176	86
Education Realty Trust‡	2,600	106
EPR Properties, Cl A‡	1,578	116
Equinix‡	1,677	671
Equity Commonwealth*‡	3,150	98

214	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity LifeStyle Properties	2,050	$158
Equity Residential‡	8,370	521
Essex Property Trust‡	1,628	377
Extra Space Storage‡	3,078	229
Federal Realty Investment Trust‡	1,650	220
FelCor Lodging Trust‡	3,678	28
Forest City Realty Trust, Cl A‡	6,450	140
Four Corners Property Trust‡	1,178	27
Franklin Street Properties‡	3,050	37
Gaming and Leisure Properties‡	5,822	195
GEO Group‡	1,972	91
GGP‡	14,178	329
Global Net Lease	1,542	37
Government Properties Income Trust, Cl A	1,578	33
Gramercy Property Trust‡	5,100	134
HCP‡	11,578	362
Healthcare Realty Trust‡	3,850	125
Healthcare Trust of America, Cl A‡	4,400	138
Hersha Hospitality Trust, Cl A‡	1,328	25
Highwoods Properties‡	2,950	145
Hospitality Properties Trust‡	4,200	132
Host Hotels & Resorts‡	18,328	342
Howard Hughes*	1,300	152
Hudson Pacific Properties‡	3,878	134
Iron Mountain‡	6,928	247
iStar*	2,150	25
Jones Lang LaSalle	979	109
Kennedy-Wilson Holdings	2,745	61
Kilroy Realty‡	2,528	182
Kimco Realty‡	9,900	219
Kite Realty Group Trust‡	1,828	39
Lamar Advertising, Cl A	2,100	157
LaSalle Hotel Properties‡	2,900	84
Lexington Realty Trust	9,300	93
Liberty Property Trust‡	4,127	159
Life Storage	1,300	107
LTC Properties	1,579	76
Macerich‡	3,300	213
Mack-Cali Realty‡	3,278	88
Medical Properties Trust‡	8,278	107
Mid-America Apartment Communities‡	2,800	285
Monmouth Real Estate Investment, Cl A	2,573	37
National Health Investors‡	1,150	84
National Retail Properties	3,700	161
National Storage Affiliates Trust	1,128	27
New Senior Investment Group	4,478	46
Omega Healthcare Investors‡	4,800	158
Outfront Media‡	3,922	104
Park Hotels & Resorts	4,200	108
Parkway	1,278	25
Pebblebrook Hotel Trust‡	1,128	33
Pennsylvania‡	1,600	24

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Physicians Realty Trust	5,878	$117
Piedmont Office Realty Trust, Cl A‡	4,177	89
Potlatch	1,850	85
ProLogis‡	12,900	669
PS Business Parks‡	522	60
Public Storage‡	3,500	766
QTS Realty Trust, Cl A‡	1,878	92
Quality Care Properties*	1,378	26
Ramco-Gershenson Properties	1,977	28
RE, Cl A	500	30
Realty Income‡	6,600	393
Regency Centers‡	3,637	241
Retail Opportunity Investments	5,100	107
Retail Properties of America, Cl A‡	8,478	122
Rexford Industrial Realty	1,328	30
RLJ Lodging Trust‡	3,750	88
Ryman Hospitality Properties	1,072	66
Saul Centers	400	25
SBA Communications, Cl A*	3,150	379
Select Income‡	3,100	80
Senior Housing Properties Trust‡	7,078	143
Seritage Growth Properties‡	550	24
Silver Bay Realty Trust	1,578	34
Simon Property Group‡	7,478	1,286
SL Green Realty‡	2,478	264
STAG Industrial‡	1,778	44
STORE Capital	4,800	115
Summit Hotel Properties‡	1,600	26
Sun Communities‡	2,077	167
Sunstone Hotel Investors‡	6,328	97
Tanger Factory Outlet Centers‡	2,778	91
Taubman Centers‡	1,800	119
Terreno Realty‡	1,178	33
Tier‡	1,628	28
UDR‡	6,728	244
Uniti Group	4,728	122
Universal Health Realty Income Trust	400	26
Urban Edge Properties	3,178	84
Ventas‡	8,150	530
Vornado Realty Trust‡	4,100	411
Washington‡	2,728	85
Washington Prime Group‡	3,400	30
Weingarten Realty Investors‡	2,977	99
Welltower‡	8,850	627
Weyerhaeuser‡	20,928	711
Xenia Hotels & Resorts‡	4,200	72

		24,592

Telecommunication Services — 1.4%
AT&T	141,078	5,862
CenturyTel	11,800	278
Cogent Communications Holdings	700	30

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	215

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Frontier Communications	39,628	$85
Level 3 Communications*	6,628	379
Shenandoah Telecommunications	900	25
Sprint*	19,128	166
Telephone & Data Systems	3,450	92
T-Mobile US*	6,850	443
US Cellular*	678	25
Verizon Communications	93,500	4,558
Vonage Holdings*	4,200	27
Windstream Holdings	55,624	303
Zayo Group Holdings*	4,378	144

		12,417

Utilities — 1.4%
AES	12,850	144
ALLETE	1,450	98
Alliant Energy	4,078	161
Ameren	3,827	209
American Electric Power	7,678	515
American States Water	629	28
American Water Works	2,700	210
Aqua America	3,300	106
Atmos Energy	1,628	129
Avangrid	629	27
Avista	700	27
Black Hills, Cl A	1,400	93
California Water Service Group, Cl A	728	26
Calpine*	8,350	92
Centerpoint Energy	8,078	223
CMS Energy	4,428	198
Consolidated Edison	4,550	353
Dominion Resources	9,628	747
DTE Energy	2,700	276
Duke Energy	10,878	892
Edison International	4,728	376
El Paso Electric, Cl A	600	30
Entergy	2,850	216
Eversource Energy	4,950	291
Exelon	13,950	502
FirstEnergy	7,927	252
Great Plains Energy	4,000	117
Hawaiian Electric Industries	2,728	91
Idacorp, Cl A	1,100	91
MDU Resources Group	4,250	116
MGE Energy	400	26
National Fuel Gas	1,600	95
New Jersey Resources	2,150	85
NextEra Energy	7,278	934
NiSource	5,722	136
Northwest Natural Gas	450	27
NorthWestern	1,529	90
NRG Energy	7,522	141

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OGE Energy	3,878	$136
ONE Gas	1,300	88
Ormat Technologies	500	29
Otter Tail	650	25
Pattern Energy Group, Cl A	1,550	31
PG&E	7,800	518
Pinnacle West Capital	1,750	146
PNM Resources	2,400	89
Portland General Electric	2,250	100
PPL	10,178	381
Public Service Enterprise Group	7,400	328
SCANA	1,900	124
Sempra Energy	3,978	440
South Jersey Industries, Cl A	927	33
Southern	14,700	732
Southwest Gas	1,076	89
Spire	1,300	88
UGI	2,827	140
Vectren	1,828	107
WEC Energy Group	5,100	309
Westar Energy, Cl A	2,500	136
WGL Holdings	1,076	89
Xcel Energy	7,700	342

		12,670

Total Common Stock (Cost $245,594) ($ Thousands)		252,804

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 8.2%

Consumer Discretionary — 0.7%
Adient Global Holdings
4.875%, 08/15/2026 (B)	$238	234
CBS
3.500%, 01/15/2025	835	831
Cox Communications
2.950%, 06/30/2023 (B)	240	229
CSC Holdings
6.750%, 11/15/2021	160	174
Discovery Communications
3.450%, 03/15/2025	267	253
Ford Motor Credit
5.875%, 08/02/2021	695	774
General Motors
3.500%, 10/02/2018	465	475
Hanesbrands
4.625%, 05/15/2024 (B)	338	333
International Game Technology
6.250%, 02/15/2022 (B)	560	598
KB Home
4.750%, 05/15/2019	382	393

216	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SFR Group
5.375%, 05/15/2022 (B)	EUR	235	$262
Time Warner Cable
4.500%, 09/15/2042	$	330	299
Viacom
4.375%, 03/15/2043		569	493
Virgin Media Finance
5.250%, 02/15/2022		200	186
Ziggo Secured Finance BV
5.500%, 01/15/2027 (B)		835	835

			6,369

Consumer Staples — 0.5%
Bunge Finance
8.500%, 06/15/2019		9	10
Grupo Bimbo
3.875%, 06/27/2024 (B)		703	706
Lamb Weston Holdings
4.875%, 11/01/2026 (B)		112	114
4.625%, 11/01/2024 (B)		113	115
Marfrig Holdings Europe BV
8.000%, 06/08/2023 (B)		650	679
Minerva Luxembourg
6.500%, 09/20/2026 (B)		286	279
Sigma Alimentos
4.125%, 05/02/2026 (B)		710	694
Tyson Foods
3.950%, 08/15/2024		715	729
2.650%, 08/15/2019		219	222
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B) (C)		660	50
Walgreens Boots Alliance
3.800%, 11/18/2024		773	787

			4,385

Energy — 1.5%
Cenovus Energy
5.700%, 10/15/2019		261	282
3.000%, 08/15/2022		52	51
Diamond Offshore Drilling
4.875%, 11/01/2043		370	268
Ecopetrol
5.875%, 05/28/2045		309	281
Energy Transfer Partners
5.200%, 02/01/2022		465	498
EnLink Midstream Partners
5.050%, 04/01/2045		507	477
Enterprise Products Operating
5.200%, 09/01/2020		340	371
3.700%, 02/15/2026		730	730
Hess
4.300%, 04/01/2027		966	949

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Korea National Oil
3.125%, 04/03/2017 (B)	$	465	$465
Marathon Petroleum
5.125%, 03/01/2021		196	212
MPLX
4.500%, 07/15/2023		628	653
4.125%, 03/01/2027		348	347
Nabors Industries
5.500%, 01/15/2023 (B)		885	903
Noble Energy
8.250%, 03/01/2019		153	170
4.150%, 12/15/2021		475	499
3.900%, 11/15/2024		606	614
Petrobras Global Finance BV
6.125%, 01/17/2022		513	538
Petroleos Mexicanos MTN
4.625%, 09/21/2023		1,126	1,133
Plains All American Pipeline
3.600%, 11/01/2024		902	873
Regency Energy Partners
4.500%, 11/01/2023		114	117
Sabine Pass Liquefaction
5.000%, 03/15/2027 (B)		720	753
Schlumberger
3.000%, 12/21/2020 (B)		1,345	1,375
SM Energy
6.500%, 01/01/2023		43	44
Ultrapar International
5.250%, 10/06/2026 (B)		562	559
Williams Partners
3.900%, 01/15/2025		217	217

			13,379

Financials — 2.4%
ABN AMRO Bank
4.750%, 07/28/2025 (B)		269	277
Bank of America
6.500%, 12/31/2049 (D)		292	319
Bank of America MTN
3.824%, 01/20/2028 (D)		1,120	1,122
Barclays PLC
6.860%, 09/29/2049 (B) (D)		131	149
3.684%, 01/10/2023		695	698
3.650%, 03/16/2025		330	321
Barclays PLC MTN
6.625%, 03/30/2022	EUR	103	137
BNP Paribas MTN
2.250%, 01/11/2027		535	556
Citigroup
3.875%, 03/26/2025	$	905	899
Cooperatieve Rabobank UA
4.375%, 08/04/2025		657	674

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	217

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Agricole
8.125%, 12/31/2049 (B) (D)	$	260	$277
Credit Suisse Group Funding Guernsey
3.800%, 06/09/2023		530	532
3.750%, 03/26/2025		570	561
Goldman Sachs Group MTN
2.654%, 11/29/2023 (D)		900	932
Goldman Sachs Group
2.350%, 11/15/2027		847	828
ING Groep
3.950%, 03/29/2027		551	552
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)		746	702
JPMorgan Chase
5.400%, 01/06/2042		175	204
3.782%, 02/01/2028 (D)		590	595
JPMorgan Chase MTN
2.295%, 08/15/2021		551	545
Lincoln National
4.200%, 03/15/2022		355	375
Lloyds Banking Group
4.650%, 03/24/2026		543	553
MetLife
5.700%, 06/15/2035		80	96
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (B)		275	290
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (B)		840	885
Nationwide Financial Services
5.375%, 03/25/2021 (B)		470	512
Navient
6.625%, 07/26/2021		770	797
Navient MTN
7.250%, 01/25/2022		52	54
Royal Bank of Scotland Group (D)
8.625%, 12/31/2049		825	860
7.640%, 09/29/2017		100	93
Santander Issuances
5.179%, 11/19/2025		400	415
Santander Issuances MTN
3.250%, 04/04/2026	EUR	300	334
Santander UK
5.000%, 11/07/2023 (B)	$	700	729
Societe Generale
5.922%, 04/05/2017 (B) (D)		115	115
Standard Chartered (D)
7.750%, 12/29/2049 (B)		200	206
7.500%, 12/29/2049		412	426
2.549%, 01/30/2049 (B)		400	334
Sumitomo Mitsui Banking
1.966%, 01/11/2019		357	357

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Trust F
5.250%, 01/30/2026 (B)	$705	$708
UBS Group Funding Jersey
4.125%, 09/24/2025 (B)	689	701
US Bancorp
5.300%, 12/29/2049 (D)	474	483
Wells Fargo
3.069%, 01/24/2023	881	886

		21,089

Health Care — 0.5%
AbbVie
3.600%, 05/14/2025	1,744	1,744
HCA
5.250%, 06/15/2026	116	122
4.500%, 02/15/2027	66	66
Laboratory Corp of America Holdings
3.600%, 02/01/2025	385	381
Mylan
3.950%, 06/15/2026	270	264
Teva Pharmaceutical Finance Netherlands
III BV
3.150%, 10/01/2026	674	621
2.800%, 07/21/2023	1,016	965
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (B)	600	462

		4,625

Industrials — 0.5%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (B)	670	678
AerCap Aviation Solutions BV
6.375%, 05/30/2017	234	236
Alfa
5.250%, 03/25/2024 (B)	660	693
Allison Transmission
5.000%, 10/01/2024 (B)	286	289
Avis Budget Car Rental
5.250%, 03/15/2025 (B)	467	432
Embraer Netherlands Finance BV
5.400%, 02/01/2027	670	691
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (B)	360	388
General Electric
5.000%, 12/29/2049 (D)	300	314
International Lease Finance
5.875%, 04/01/2019	325	346
Odebrecht Finance
7.125%, 06/26/2042 (B)	844	304

218	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SPX FLOW
5.875%, 08/15/2026 (B)	$47	$47

		4,418

Information Technology — 0.4%
Broadcom
3.875%, 01/15/2027 (B)	486	488
3.625%, 01/15/2024 (B)	226	228
Fidelity National Information Services
5.000%, 10/15/2025	3	3
3.500%, 04/15/2023	188	191
Lam Research
2.800%, 06/15/2021	640	642
Micron Technology
7.500%, 09/15/2023 (B)	350	391
Seagate HDD Cayman
4.750%, 01/01/2025	427	418
Total System Services
2.375%, 06/01/2018	262	263
Western Digital
7.375%, 04/01/2023 (B)	762	836

		3,460

Materials — 0.3%
Barrick Gold
4.100%, 05/01/2023	64	69
Dow Chemical
4.250%, 11/15/2020	131	139
Eastman Chemical
3.800%, 03/15/2025	318	325
Minsur
6.250%, 02/07/2024 (B)	168	180
NOVA Chemicals
5.250%, 08/01/2023 (B)	420	429
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)	408	394
Vale Overseas
6.875%, 11/21/2036	670	720
Yamana
4.950%, 07/15/2024	462	464

		2,720

Real Estate — 0.2%
Healthcare Realty Trust
5.750%, 01/15/2021	285	312
Host Hotels & Resorts
3.750%, 10/15/2023	16	16
SBA Tower Trust
3.156%, 10/15/2020 (B)	950	955

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Welltower
4.000%, 06/01/2025	$	550	$558

			1,841

Telecommunication Services — 1.1%
AT&T
4.125%, 02/17/2026		574	582
3.800%, 03/15/2022		262	271
3.400%, 05/15/2025		2,045	1,975
3.000%, 02/15/2022		465	464
CenturyLink
7.500%, 04/01/2024		364	385
6.450%, 06/15/2021		397	422
MTN Mauritius Investments
5.373%, 02/13/2022 (B)	ZAR	561	570
Rogers Communications
4.000%, 06/06/2022	CAD	60	49
Sprint Capital
6.900%, 05/01/2019	$	1,485	1,585
Sprint Spectrum
3.360%, 09/20/2021 (B)		609	607
Telefonica Emisiones SAU
5.213%, 03/08/2047		423	428
Verizon Communications
5.500%, 03/16/2047		245	257
3.500%, 11/01/2024		675	669
2.625%, 08/15/2026		731	668
Wind Acquisition Finance
4.750%, 07/15/2020 (B)		535	544

			9,476

Utilities — 0.1%
CMS Energy
5.050%, 03/15/2022		185	202
Constellation Energy Group
5.150%, 12/01/2020		70	76
Israel Electric
5.000%, 11/12/2024 (B)		792	832

			1,110

Total Corporate Obligations (Cost $72,860) ($ Thousands)			72,872

MORTGAGE-BACKED SECURITIES — 5.4%

Agency Mortgage-Backed Obligations — 0.3%
FNMA CMO, Ser 2011-15, Cl SA, IO
6.078%, 03/25/2041 (D)		2,808	614
FNMA CMO, Ser 2015-33, Cl AI, IO
5.000%, 06/25/2045		3,515	709
FNMA CMO, Ser 2015-66, Cl AS, IO
5.268%, 09/25/2045 (D)		3,508	577

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	219

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-22, Cl ST, IO
5.118%, 04/25/2046 (D)	$3,663	$583

		2,483

Non-Agency Mortgage-Backed Obligations — 5.1%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	127	120
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	301	265
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	197	190
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	501	418
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	349	283
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	225	171
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	289	252
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (D)	262	268
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (D)	61	61
Bellemeade Re II, Ser 2016-1A, Cl M2B
7.482%, 04/25/2026 (B) (D)	487	488
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.600%, 07/05/2033 (B)	1,180	1,188
CGBAM Commercial Mortgage Trust, Ser 2016-IMC, Cl C
4.893%, 11/15/2021 (B) (D)	340	348
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035 (B)	915	939
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	172	141
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	284	237
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	142	119
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.456%, 04/10/2046 (B) (D)	343	311
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	976

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COBALT Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.775%, 05/15/2046 (D)	$297	$297
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.101%, 12/10/2049 (D)	1,543	1,564
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	308	302
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.638%, 06/15/2039 (D)	581	585
Credit Suisse Mortgage Trust, Ser 2016-MFF, Cl D
5.304%, 10/15/2018	268	269
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (B)	621	506
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
1.172%, 12/25/2036 (D)	631	388
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.982%, 08/25/2024 (D)	1,165	1,245
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
5.328%, 10/25/2024 (D)	250	270
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
4.078%, 10/25/2027 (D)	280	300
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
5.478%, 04/25/2028 (D)	354	390
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.978%, 03/25/2025 (D)	378	383
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
5.578%, 05/25/2028 (D)	316	348
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.782%, 05/25/2028 (D)	453	467
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
5.975%, 07/25/2028 (D)	513	582
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	289	236
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.978%, 07/25/2024 (D)	84	84
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.778%, 11/25/2024 (D)	239	264

220	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
5.282%, 02/25/2025 (D)	$479	$509
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.778%, 05/25/2025 (D)	618	650
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.778%, 05/25/2025 (D)	884	931
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M1
2.278%, 07/25/2025 (D)	13	13
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.778%, 07/25/2025 (D)	1,021	1,123
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.778%, 07/25/2025 (D)	1,129	1,232
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
6.532%, 04/25/2028 (D)	980	1,091
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.894%, 04/25/2028 (D)	312	353
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
7.932%, 08/25/2028 (D)	731	860
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
7.732%, 08/25/2028 (D)	978	1,154
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.982%, 09/25/2028 (D)	814	928
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.678%, 10/25/2028 (D)	1,025	1,166
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M2
6.078%, 10/25/2028 (D)	178	200
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M2
4.627%, 09/25/2029 (D)	279	281
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.865%, 08/10/2045 (D)	287	287
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	768	777
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.945%, 01/10/2047 (B) (D)	955	803
H/2 Asset Funding, Ser 2015-1A
2.634%, 06/24/2049	909	905

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
1.232%, 03/25/2035 (D)	$245	$209
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.668%, 11/15/2048 (D)	849	801
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B) (D)	253	252
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	337	337
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.740%, 02/12/2049 (D)	300	300
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.062%, 02/15/2051 (D)	254	258
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	572	593
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
2.470%, 07/15/2036 (B) (D)	1,283	1,289
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	243	215
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (D)	365	322
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (B)	410	409
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (B) (D)	983	987
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.458%, 03/10/2049 (B)	971	943
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	917	926
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%, 07/15/2056	545	548
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.720%, 11/15/2026 (B) (D)	270	271
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl AFSA
2.640%, 08/15/2026 (B) (D)	239	238
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (B)	819	702

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	221

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.096%, 05/26/2037 (B) (D)	$761	$571
Resource Capital, Ser 2014-CRE2, Cl A
1.822%, 04/15/2032 (B) (D)	109	109
Starwood Retail Property Trust, Ser 2014, Cl A
2.132%, 11/15/2027 (B) (D)	1,818	1,803
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	600
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (D)	37	37
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/2048	485	501
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.470%, 09/15/2048 (D)	794	786
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.309%, 11/15/2049 (D)	925	920
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
6.028%, 11/25/2025 (B) (D)	612	645
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
6.278%, 11/25/2025 (B) (D)	162	175
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	155	153
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	490	503

		44,921

Total Mortgage-Backed Securities (Cost $46,756) ($ Thousands)		47,404

ASSET-BACKED SECURITIES — 3.2%

Automotive — 1.9%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	486	486
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	5	5
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	435	436

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	$594	$603
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)	646	654
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	671	671
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	455	455
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	200	201
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (B)	1,380	1,382
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	177	177
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)	28	28
CPS Auto Receivables Trust, Ser 2017-A, Cl A
1.680%, 08/17/2020 (B)	627	626
Drive Auto Receivables Trust, Ser 2016-CA, Cl A3
1.670%, 11/15/2019 (B)	443	443
Drive Auto Receivables Trust, Ser 2017-BA, Cl A1
1.200%, 04/16/2018 (B)	1,440	1,440
Enterprise Fleet Financing, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (B)	384	384
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (B)	440	471
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/2020 (B)	455	454
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/2020 (B)	740	738
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)	545	590
Flagship Credit Auto Trust, Ser 2016-4, Cl A2
1.960%, 02/16/2021 (B)	900	897
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)	450	442
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	182	182
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
1.408%, 12/10/2027 (B) (D)	65	65

222	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)	$	675	$674
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (B)		491	494
Hertz Vehicle Financing II, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (B)		700	696
Hertz Vehicle Financing, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (B)		579	578
Hertz Vehicle Financing, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (B)		974	970
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl E
2.980%, 04/15/2020 (B)		1,095	1,102
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2A
1.340%, 11/15/2019		602	602
Westlake Automobile Receivables Trust, Ser 2015-3A, Cl A2A
1.420%, 05/17/2021 (B)		91	91

			17,037

Credit Cards — 0.2%
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022		401	402
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021		385	386
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
1.392%, 02/15/2022 (D)		571	573

			1,361

Other Asset-Backed Securities — 1.1%
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020		1,079	1,079
Citi Held For Asset Issuance, Ser 2016-PM1, Cl A
4.650%, 04/15/2025 (B)		298	302
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021		673	673
Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/2020 (B)		162	162
Dell Equipment Finance Trust, Ser 2015-2, Cl A2A
1.420%, 12/22/2017 (B)		87	87
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (B)		496	496

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust, Ser 2016-1, Cl A1
1.960%, 05/17/2021 (B)	$	986	$988
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (B)		313	313
Marlette Funding Trust, Ser 2017-1A, Cl A
2.827%, 03/15/2024 (B)		485	485
SoFi Consumer Loan Program, Ser 2016-2A, Cl A
3.090%, 10/27/2025 (B)		542	542
SoFi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (B)		729	730
SoFi Consumer Loan Program, Ser 2017-2, Cl A
3.280%, 02/25/2026 (B)		720	717
Taco Bell Funding, Ser 2016-1A, Cl A2I
3.832%, 05/25/2046 (B)		806	809
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
1.129%, 07/22/2019 (B) (D)		500	500
Volvo Financial Equipment, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (B)		840	840
Wells Fargo Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
1.159%, 07/20/2019 (D)		579	579
Wells Fargo Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
1.279%, 01/20/2020 (D)		856	857

			10,159

Total Asset-Backed Securities (Cost $28,450) ($ Thousands)			28,557

SOVEREIGN DEBT — 2.0%
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	5,755	1,822
10.000%, 01/01/2027		6,200	1,948
Egypt Government International Bond MTN
6.125%, 01/31/2022 (B)	$	291	302
Japan Treasury Discount Bill
-0.355%, 06/12/2017 (A) (E)	JPY	1,350,000	12,119
Mexico Government International Bond MTN
5.950%, 03/19/2019	$	164	177
Qatar Government International Bond
2.375%, 06/02/2021 (B)		1,027	1,016

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	223

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Turkey Government International Bond
6.000%, 03/25/2027	$384	$399

Total Sovereign Debt (Cost $16,852) ($ Thousands)		17,783

Total Investments — 115.0% (Cost $1,010,586) ($ Thousands)		$1,022,423

	Shares

COMMON STOCK SOLD SHORT— (13.0)%

Consumer Discretionary — (8.7)%
Adient	(7,650)	$(556)
Advance Auto Parts	(1,229)	(182)
Amazon.com, Cl A*	(6,091)	(5,400)
American Axle & Manufacturing Holdings*	(6,750)	(127)
American Eagle Outfitters	(1,728)	(24)
American Outdoor Brands*	(4,300)	(85)
Aramark	(9,278)	(342)
Autonation*	(629)	(27)
Autozone*	(498)	(360)
Bed Bath & Beyond	(2,978)	(117)
Belmond, Cl A*	(1,878)	(23)
Best Buy	(4,578)	(225)
Big Lots	(500)	(24)
Bloomin’ Brands	(4,978)	(98)
Bob Evans Farms	(450)	(29)
BorgWarner	(17,672)	(738)
Boyd Gaming*	(4,100)	(90)
Bright Horizons Family Solutions*	(2,077)	(151)
Brinker International	(2,177)	(96)
Brunswick	(5,228)	(320)
Buffalo Wild Wings*	(677)	(103)
Burlington Stores*	(1,129)	(110)
Cabela’s*	(550)	(29)
CalAtlantic Group	(4,778)	(179)
Callaway Golf	(7,578)	(84)
CarMax*	(3,122)	(185)
Carnival	(16,278)	(959)
Carter’s	(2,950)	(265)
Cavco Industries*	(200)	(23)
Cheesecake Factory	(1,900)	(120)
Chico’s FAS	(1,778)	(25)
Chipotle Mexican Grill, Cl A*	(1,052)	(469)
Choice Hotels International	(1,450)	(91)
Churchill Downs	(600)	(95)
ClubCorp Holdings	(1,872)	(30)
Coach	(15,678)	(648)
Columbia Sportswear	(1,827)	(107)
Cooper Tire & Rubber	(5,250)	(233)
Cooper-Standard Holdings*	(1,350)	(150)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Cracker Barrel Old Country Store	(827)	$(132)
CST Brands	(678)	(33)
Dana	(12,200)	(236)
Darden Restaurants	(4,750)	(397)
Dave & Buster’s Entertainment*	(1,600)	(98)
Deckers Outdoor*	(1,977)	(118)
Delphi Automotive	(22,500)	(1,811)
DeVry	(2,928)	(104)
Dick’s Sporting Goods	(1,878)	(91)
DineEquity	(427)	(23)
Dollar General	(4,728)	(330)
Dollar Tree*	(3,600)	(282)
Domino’s Pizza	(1,850)	(341)
Dorman Products*	(2,100)	(172)
DR Horton	(19,250)	(641)
Dunkin’ Brands Group	(3,400)	(186)
Ethan Allen Interiors	(900)	(28)
Expedia	(2,100)	(265)
Extended Stay America	(4,477)	(71)
Foot Locker, Cl A	(2,578)	(193)
Ford Motor	(315,950)	(3,678)
Fossil Group*	(1,350)	(24)
Fox Factory Holding*	(1,322)	(38)
GameStop, Cl A	(977)	(22)
Gap	(3,900)	(95)
Garmin	(6,900)	(353)
General Motors	(115,200)	(4,073)
Gentex	(23,178)	(494)
Gentherm*	(2,800)	(110)
Genuine Parts	(3,078)	(284)
G-III Apparel Group*	(2,350)	(51)
Goodyear Tire & Rubber	(22,628)	(815)
Graham Holdings, Cl B	(111)	(67)
Grand Canyon Education*	(1,827)	(131)
H&R Block	(7,700)	(179)
Hanesbrands	(22,400)	(465)
Harley-Davidson, Cl A	(15,150)	(917)
Hasbro	(6,500)	(649)
Helen of Troy*	(1,600)	(151)
Hilton Grand Vacations*	(2,750)	(79)
Hilton Worldwide Holdings	(7,400)	(433)
Home Depot	(20,250)	(2,973)
Houghton Mifflin Harcourt*	(2,650)	(27)
Hyatt Hotels, Cl A*	(800)	(43)
ILG	(5,200)	(109)
Installed Building Products*	(678)	(36)
International Game Technology	(3,700)	(88)
International Speedway, Cl A	(650)	(24)
iRobot*	(1,678)	(111)
J.C. Penney*	(3,978)	(24)
Jack in the Box	(1,250)	(127)
Kate Spade*	(6,722)	(156)

224	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
KB Home	(5,400)	$(107)
Kohl’s	(3,077)	(122)
L Brands	(4,027)	(190)
La Quinta Holdings*	(1,850)	(25)
Las Vegas Sands	(13,678)	(781)
La-Z-Boy, Cl Z	(3,327)	(90)
LCI Industries	(1,877)	(187)
Lear	(6,350)	(899)
Leggett & Platt	(7,850)	(395)
Lennar, Cl A	(10,778)	(552)
Liberty Expedia Holdings, Cl A*	(629)	(29)
Liberty Interactive QVC Group, Cl A*	(7,500)	(150)
Liberty Ventures, Ser A*	(1,272)	(57)
Lithia Motors, Cl A	(278)	(24)
LKQ*	(5,600)	(164)
Lowe’s	(14,500)	(1,192)
lululemon athletica*	(5,478)	(284)
M/I Homes*	(1,128)	(28)
Macy’s	(5,178)	(153)
Marriott International, Cl A	(12,850)	(1,210)
Marriott Vacations Worldwide	(976)	(98)
Mattel	(18,850)	(483)
McDonald’s	(32,078)	(4,158)
MDC Holdings	(2,928)	(88)
Meritage Homes*	(2,728)	(100)
Metaldyne Performance Group	(1,100)	(25)
MGM Mirage	(18,428)	(505)
Michael Kors Holdings*	(9,300)	(354)
Michaels*	(1,200)	(27)
Modine Manufacturing*	(2,228)	(27)
Mohawk Industries*	(3,628)	(833)
Motorcar Parts of America*	(1,150)	(35)
Murphy USA*	(400)	(29)
NetFlix*	(6,372)	(942)
Newell Brands, Cl B	(26,278)	(1,240)
Nike, Cl B	(74,350)	(4,143)
Nordstrom	(2,200)	(102)
Norwegian Cruise Line Holdings*	(5,900)	(299)
NVR*	(217)	(457)
Office Depot	(5,928)	(28)
O’Reilly Automotive*	(1,600)	(432)
Oxford Industries, Cl A	(476)	(27)
Panera Bread, Cl A*	(850)	(223)
Papa John’s International, Cl A	(1,250)	(100)
Penn National Gaming*	(2,572)	(47)
Pool	(750)	(89)
Priceline Group*	(797)	(1,419)
PulteGroup	(20,178)	(475)
PVH	(4,650)	(481)
Ralph Lauren, Cl A	(3,350)	(273)
Ross Stores	(6,700)	(441)
Royal Caribbean Cruises	(6,600)	(648)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Sally Beauty Holdings*	(1,228)	$(25)
Scientific Games, Cl A*	(1,278)	(30)
SeaWorld Entertainment	(1,400)	(26)
Service International	(6,850)	(212)
ServiceMaster Global Holdings*	(5,428)	(227)
Signet Jewelers	(1,250)	(87)
Six Flags Entertainment	(2,750)	(164)
Skechers U.S.A., Cl A*	(7,522)	(206)
Sotheby’s*	(1,622)	(74)
Standard Motor Products	(1,928)	(95)
Staples	(10,628)	(93)
Starbucks	(54,178)	(3,163)
Steven Madden*	(3,877)	(149)
Stoneridge*	(1,578)	(29)
Superior Industries International	(1,128)	(29)
Target, Cl A	(9,928)	(548)
Tempur-Pedic International*	(2,777)	(129)
Tenneco	(4,950)	(309)
Tesla Motors*	(10,400)	(2,894)
Texas Roadhouse, Cl A	(2,550)	(114)
Thor Industries	(3,977)	(382)
Tiffany	(1,800)	(172)
TJX	(11,350)	(898)
Toll Brothers	(9,328)	(337)
TopBuild*	(2,500)	(117)
Tower International	(927)	(25)
Tractor Supply	(2,228)	(154)
TRI Pointe Group*	(8,628)	(108)
TripAdvisor*	(1,822)	(79)
Tupperware Brands	(3,077)	(193)
Ulta Salon Cosmetics & Fragrance*	(976)	(278)
Under Armour, Cl C*	(10,528)	(193)
Universal Electronics*	(400)	(27)
Urban Outfitters*	(950)	(23)
Vail Resorts	(1,578)	(303)
VF	(19,878)	(1,093)
Vista Outdoor*	(4,200)	(86)
Visteon*	(2,778)	(272)
Wendy’s	(7,600)	(103)
Whirlpool	(4,178)	(716)
Williams-Sonoma	(1,800)	(96)
Winnebago Industries	(2,550)	(75)
Wolverine World Wide	(5,500)	(137)
Wyndham Worldwide	(5,377)	(453)
Wynn Resorts	(3,000)	(344)
Yum China Holdings*	(13,178)	(358)
Yum! Brands	(13,628)	(871)

		(77,060)

Information Technology — (2.8)%
Advanced Energy Industries*	(427)	(29)
Advanced Micro De vices*	(7,922)	(115)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	225

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Amphenol, Cl A	(4,650)	$(331)
Analog Devices	(5,109)	(419)
Apple	(46,628)	(6,699)
Applied Materials	(14,100)	(548)
Arista Networks*	(976)	(129)
ARRIS International*	(3,250)	(86)
Arrow Electronics, Cl A*	(2,428)	(178)
Avnet	(4,200)	(192)
Belden	(350)	(24)
Broadcom, Cl A	(4,678)	(1,024)
Brocade Communications Systems	(10,450)	(130)
Cavium*	(1,200)	(86)
CDW	(4,750)	(274)
Ciena*	(1,000)	(24)
Cirrus Logic*	(550)	(33)
Cisco Systems	(64,644)	(2,185)
Cognex	(1,229)	(103)
Coherent*	(229)	(47)
CommScope Holding*	(2,300)	(96)
Corning, Cl B	(13,950)	(377)
Cray*	(1,172)	(26)
Cree*	(950)	(25)
Cypress Semiconductor	(2,600)	(36)
Diebold	(2,850)	(88)
Dolby Laboratories, Cl A	(579)	(30)
Electronics For Imaging*	(1,900)	(93)
Entegris*	(1,150)	(27)
ePlus*	(777)	(105)
F5 Networks, Cl A*	(950)	(135)
Finisar*	(778)	(21)
First Solar*	(650)	(18)
Flir Systems	(950)	(34)
Harris	(1,750)	(195)
Hewlett Packard Enterprise	(24,300)	(576)
HP	(24,200)	(433)
II-VI*	(728)	(26)
Infinera*	(3,972)	(41)
Integrated Device Technology*	(1,050)	(25)
Intel	(59,828)	(2,158)
InterDigital	(327)	(28)
IPG Photonics*	(278)	(34)
Jabil Circuit	(3,450)	(100)
Juniper Networks	(7,750)	(216)
Keysight Technologies*	(3,027)	(109)
KLA-Tencor	(2,250)	(214)
Lam Research	(2,300)	(295)
Littelfuse	(200)	(32)
Lumentum Holdings*	(579)	(31)
MACOM Technology Solutions Holdings*	(1)	—
Marvell Technology Group	(5,800)	(89)
Maxim Integrated Products	(3,878)	(174)
Microchip Technology	(2,927)	(216)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Micron Technology*	(12,878)	$(372)
Microsemi*	(1,728)	(89)
MKS Instruments	(476)	(33)
Monolithic Power Systems	(300)	(28)
Motorola Solutions	(2,300)	(198)
National Instruments	(800)	(26)
NCR*	(2,850)	(130)
NetApp	(5,328)	(223)
NETGEAR*	(1,800)	(89)
NetScout Systems*	(650)	(25)
Nimble Storage*	(2,978)	(37)
Nvidia	(6,000)	(654)
ON Semiconductor*	(6,178)	(96)
Palo Alto Networks*	(1,000)	(113)
Plexus*	(450)	(26)
Pure Storage, Cl A*	(2,200)	(22)
Qorvo*	(1,677)	(115)
Qualcomm	(18,250)	(1,046)
Sanmina*	(778)	(32)
Scansource*	(2,000)	(79)
Silicom	(1,950)	(97)
Silicon Laboratories*	(377)	(28)
Skyworks Solutions	(2,478)	(243)
Stratasys*	(1,278)	(26)
Super Micro Computer*	(3,350)	(85)
SYNNEX	(278)	(31)
Tech Data*	(1,927)	(181)
Teradyne	(3,277)	(102)
Texas Instruments	(13,528)	(1,090)
Trimble*	(3,600)	(115)
Universal Display	(422)	(36)
USA Technologies*	(6,028)	(26)
VeriFone Holdings*	(3,472)	(65)
Versum Materials	(850)	(26)
Viasat*	(650)	(41)
Viavi Solutions*	(2,450)	(26)
Vishay Intertechnology	(1,628)	(27)
Western Digital	(4,100)	(338)
Xerox	(21,850)	(160)
Xilinx	(3,600)	(208)
Zebra Technologies, Cl A*	(950)	(87)

		(25,230)

Materials — (1.5)%
Air Products & Chemicals	(3,478)	(471)
AK Steel Holding*	(3,228)	(23)
Albemarle	(1,800)	(190)
Alcoa	(2,528)	(87)
Allegheny Technologies	(1,350)	(24)
AptarGroup	(1,200)	(92)
Ashland Global Holdings	(1,200)	(149)
Avery Dennison	(1,828)	(147)

226	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Axalta Coating Systems*	(2,800)	$(90)
Balchem	(350)	(29)
Ball	(3,000)	(223)
Bemis	(800)	(39)
Berry Plastics Group*	(1,977)	(96)
Cabot	(1,400)	(84)
Carpenter Technology	(678)	(25)
Celanese, Cl A	(2,578)	(232)
CF Industries Holdings	(3,450)	(101)
Chemours	(2,878)	(111)
Chemtura*	(800)	(27)
Cliffs Natural Resources*	(2,400)	(20)
Commercial Metals, Cl A	(1,278)	(24)
Compass Minerals International, Cl A	(350)	(24)
Crown Holdings*	(2,678)	(142)
Domtar	(650)	(24)
Dow Chemical, Cl A	(18,630)	(1,184)
E.I. Du Pont de Nemours	(14,350)	(1,153)
Eagle Materials	(927)	(90)
Eastman Chemical	(2,700)	(218)
Ecolab	(4,978)	(624)
FMC	(2,150)	(150)
Freeport-McMoRan, Cl B*	(20,222)	(270)
Graphic Packaging Holding	(6,100)	(78)
H.B. Fuller	(579)	(30)
Hecla Mining	(4,350)	(23)
Huntsman	(3,850)	(94)
Ingevity*	(476)	(29)
International Flavors & Fragrances	(1,450)	(192)
International Paper	(6,978)	(354)
Louisiana-Pacific*	(3,228)	(80)
LyondellBasell Industries, Cl A	(5,900)	(538)
Martin Marietta Materials, Cl A	(979)	(214)
Minerals Technologies	(350)	(27)
Monsanto	(7,250)	(821)
Mosaic	(5,528)	(161)
NewMarket	(56)	(25)
Newmont Mining	(9,800)	(323)
Nucor	(5,150)	(308)
Olin	(2,250)	(74)
Owens-Illinois*	(3,800)	(77)
Packaging Corp of America	(1,478)	(135)
Platform Specialty Products*	(1,977)	(26)
PolyOne	(778)	(27)
PPG Industries	(4,628)	(486)
Praxair	(5,100)	(605)
Reliance Steel & Aluminum	(1,429)	(114)
Royal Gold, Cl A	(1,379)	(97)
RPM International	(2,228)	(123)
Scotts Miracle-Gro, Cl A	(977)	(91)
Sealed Air	(3,750)	(163)
Sensient Technologies	(427)	(34)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Sherwin-Williams, Cl A	(1,378)	$(427)
Silgan Holdings	(450)	(27)
Sonoco Products	(900)	(48)
Southern Copper	(2,200)	(79)
Steel Dynamics	(3,678)	(128)
Stillwater Mining*	(1,500)	(26)
Summit Materials, Cl A*	(1,128)	(28)
Tahoe Resources	(3,050)	(24)
United States Steel	(2,400)	(81)
Valspar	(1,378)	(153)
Vulcan Materials	(2,200)	(265)
Westlake Chemical	(427)	(28)
WestRock	(3,977)	(207)
Worthington Industries	(579)	(26)
WR Grace	(1,279)	(89)

		(13,148)

Total Common Stock Sold Short (Proceeds $113,798) ($ Thousands)		(115,438)

Total Investments Sold Short — (13.0)% (Proceeds $113,798) ($ Thousands)		$(115,438)

	Contracts

PURCHASED OPTION — 0.0%
Crude Oil Long Future, Expires 11/18/2017, Strike Price $50.50*	73	$394

Total Purchased Option (Cost $328) ($ Thousands)		$394

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude**	415	Jun-2017	$(101)
Brent Crude**	13	Apr-2017	8
CBT Wheat**	409	May-2017	(471)
Coffee**	119	May-2017	(51)
Coffee Robusta**	(95)	May-2017	6
Copper**	290	Sep-2017	(351)
Copper**	(39)	Dec-2017	24
Corn**	760	May-2017	(493)
Corn**	(205)	Dec-2017	31
Cotton No. 2**	49	May-2017	(3)
Cotton No. 2**	(44)	Jul-2017	(150)
Cotton No. 2**	(95)	Dec-2017	34
Crude Oil**	(120)	May-2018	(114)
Crude Oil**	236	May-2017	(731)
Crude Oil**	123	May-2017	102
Euro-Bobl	(86)	Jun-2017	(25)
Feeder Cattle**	84	May-2017	303

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	227

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Gasoline**	108	May-2017	$(317)
Gasoline**	51	Jun-2017	31
Gold**	116	Jun-2017	422
Gold**	(28)	Dec-2017	(67)
Heating Oil**	112	May-2017	(392)
ICE Brent Crude**	(80)	Oct-2017	153
ICE Brent Crude**	(50)	May-2018	(26)
Kansas City Hard Red Winter Wheat**	232	May-2017	(476)
Lean Hogs**	131	Jun-2017	(157)
Live Cattle**	27	Jun-2017	(11)
LME Nickel**	100	May-2017	(482)
LME Nickel**	(28)	Dec-2017	147
LME Primary Aluminum**	86	May-2017	188
LME Zinc**	144	May-2017	(171)
MSCI EAFE Index E-MINI	(152)	Jun-2017	(206)
Natural Gas**	331	May-2017	2
Natural Gas**	120	Sep-2017	188
Natural Gas**	(26)	Jun-2017	6
RBOB Gasoline**	(56)	Oct-2017	35
S&P 500 Index E-MINI	(222)	Jun-2017	102
Silver**	40	Dec-2017	120
Silver**	98	May-2017	208
Soybean**	(64)	Nov-2017	69
Soybean**	145	May-2017	(426)
Soybean Meal**	304	May-2017	(1,047)
Soybean Oil**	13	May-2017	(5)
Sugar No. 11**	63	Jun-2017	(21)
Sugar No. 11**	152	Dec-2017	(353)
Sugar No. 11**	259	Jul-2017	(1,013)
U.S. 10-Year Treasury Notes	(86)	Jun-2017	(30)
U.S. 2-Year Treasury Notes	(147)	Jun-2017	(32)
U.S. 5-Year Treasury Notes	(7)	Jun-2017	(1)

			$(5,544)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/04/17	USD	3,737	BRL	11,722	$(48)
05/03/17	BRL	11,722	USD	3,715	49
04/04/17-05/03/21	BRL	11,722	USD	3,660	(29)
04/06/17	NZD	2,126	USD	1,491	6
04/06/17	AUD	6,349	USD	4,781	(62)
04/07/17	USD	4,593	CAD	6,012	(85)
04/07/17	CAD	8,648	USD	6,618	133
04/07/17	USD	22,612	JPY	2,508,910	(89)
05/11/17	JPY	168,782	USD	1,523	5
04/07/17-04/26/17	JPY	3,863,072	USD	34,471	(212)
04/11/17	USD	1,118	TRY	4,073	(3)
04/11/17	USD	2,674	INR	177,017	52
04/12/17	EUR	1,336	USD	1,441	11
04/18/17	TWD	49,377	USD	1,611	(17)

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/26/17	USD	946	MXN	19,523	$87
05/11/17	SEK	20,326	USD	2,260	(22)
05/18/17	USD	4,423	GBP	3,597	78
05/18/17	GBP	4,720	USD	5,790	(117)
05/18/17	KRW	1,814,144	USD	1,603	(22)
05/19/17	USD	1,545	IDR	20,757,572	9
05/19/17	IDR	20,581,762	USD	1,527	(14)

					$(290)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
ANZ	$(1,628)	$1,611	$(17)
Bank of America	(1,485)	1,491	6
Barclays PLC	(4,157)	4,103	(54)
Citigroup	(38,243)	37,996	(247)
Credit Suisse First Boston	(6,875)	6,768	(107)
Deutsche Bank	(7,403)	7,404	1
Goldman Sachs	(6,485)	6,618	133
HSBC	(3,689)	3,660	(29)
JPMorgan Chase Bank	(11,913)	12,077	164
Morgan Stanley	(27,838)	27,692	(146)
UBS	(2,711)	2,717	6

			$(290)

228	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

A list of the open OTC swap agreements held by the Fund at March 31, 2017 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized (Depreciation) ($ Thousands)
JPMorgan Chase Bank	2.83%	3 Month USD–LIBOR	04/12/42	USD	$480	$(24)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ Depreciation ($Thousands)
Bank of America	Societe Generale	SELL	3.00%	12/20/17	$(550)	$5
Citibank	Sprint Communications	BUY	5.00%	6/20/19	692	(38)
Citibank	Sprint Communications	BUY	5.00%	6/20/19	793	(42)
Citigroup	Cmbx.Na.Bbb-.6	SELL	3.00%	5/11/63	(240)	4
Citigroup	Cmbx.Na.Bbb-.6	SELL	3.00%	5/11/63	(254)	4
Credit Suisse	Cmbx.Na.Bbb-.9	SELL	3.00%	12/31/49	(812)	(48)
Credit Suisse	Cmbx.Na.Bbb-.9	SELL	3.00%	12/31/49	(227)	(12)
Credit Suisse	Cmbx-A-407015	SELL	2.00%	5/11/63	(1,305)	(36)
Deutsche Bank AG London	Anadarko Petroleum	SELL	1.00%	9/20/17	(500)	4
Deutsche Bank AG London	Cmbx.Na.Bbb-.9	SELL	3.00%	12/31/49	(1,093)	(58)
Deutsche Bank AG London	Cmbx.Na.Bbb-.6	SELL	3.00%	5/11/63	(113)	(1)
Deutsche Bank AG London	Cmbx.Na.Bbb-.6	SELL	3.00%	5/11/63	(112)	(1)
Deutsche Bank AG London	Cmbx.Na.Bbb-.9	SELL	3.00%	12/31/49	(42)	(3)
Deutsche Bank AG London	Cmbx-Bbb—395754	SELL	3.00%	5/11/49	(634)	(26)
Deutsche Bank AG London	Cmbx-Bbb—409304	SELL	3.00%	5/11/63	(33)	—
Deutsche Bank AG London	Cmbx-Bbb—409425	SELL	3.00%	5/11/63	(201)	2
Goldman Sachs	Cmbx.Na.Bbb-.6	SELL	3.00%	5/11/63	(329)	6
Goldman Sachs	Cmbx.Na.Bbb-.6	SELL	3.00%	5/11/63	(727)	(4)
Goldman Sachs	Cmbx.Na.Bbb-.9	SELL	3.00%	12/31/49	(1,324)	(167)
Goldman Sachs	Cmbx-Bbb—394233	SELL	3.00%	12/31/49	(835)	(39)
Goldman Sachs	Cmbx-Bbb—399471	SELL	3.00%	12/31/49	(261)	(15)
Goldman Sachs	Cmbx-Bbb—407892	SELL	3.00%	5/11/63	(194)	(7)
Goldman Sachs	Cmbx-Bbb—408196	SELL	3.00%	5/11/63	(16)	—
Goldman Sachs	Cmbx-Bbb—408197	SELL	3.00%	5/11/63	(32)	(1)
Goldman Sachs	Cmbx-Bbb—408481	SELL	3.00%	5/11/63	(32)	(1)
Goldman Sachs	Cmbx-Bbb—408891	SELL	3.00%	5/11/63	(65)	(1)

						$(475)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2017 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Citibank	3.06%	3-Month NZD – BKBM	12/21/21	NZD	$12,630	$72
Citibank	3-Month USD –LIBOR	1.54%	02/27/19	USD	25,720	(14)
Citibank	0.61%	6-Month GBP – LIBOR	02/23/19	GBP	27,880	3
Goldman Sachs	7.83%	4-Week MXN – TIIE	12/07/26	MXN	11,930	(20)
Goldman Sachs	4-Week MXN – TIIE	7.76%	12/03/26	MXN	13,050	(19)
Goldman Sachs	7.76%	4-Week MXN – TIIE	12/02/26	MXN	19,600	(28)
Goldman Sachs	4-Week MXN – TIIE	7.04%	12/17/18	MXN	47,470	(4)
Goldman Sachs	6.85%	4-Week MXN – TIIE	12/13/18	MXN	52,900	(13)
Goldman Sachs	4-Week MXN – TIIE	6.84%	12/12/18	MXN	79,350	(20)
JPMorgan Chase Bank	0.10%	3-Month NOK –NIBOR	05/12/18	NOK	236,850	(41)
Morgan Stanley	3-Month USD –LIBOR	1.96%	10/25/46	USD	710	(107)
Morgan Stanley	2.63%	3-Month USD – LIBOR	11/10/35	USD	2,970	(22)
Morgan Stanley	3-Month USD –LIBOR	3.31%	05/06/34	USD	1,510	167
Morgan Stanley	2.44%	3-Month USD – LIBOR	04/04/27	USD	10,400	—
Morgan Stanley	1.67%	3-Month USD – LIBOR	11/09/26	USD	1,490	91
Morgan Stanley	1.66%	3-Month USD – LIBOR	11/08/26	USD	1,490	92
Morgan Stanley	1.60%	3-Month USD – LIBOR	10/25/26	USD	6,110	390
Morgan Stanley	0.96%	6-Month NOK –NIBOR	08/01/26	NOK	54,116	17
Morgan Stanley	2.29%	3-Month USD –LIBOR	08/04/25	USD	2,717	1

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	229

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Inflation Managed Fund (Concluded)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Morgan Stanley	2.49%	3-Month USD –LIBOR	06/09/25	USD	1,710	$(34)
Morgan Stanley	3-Month USD – LIBOR	2.31%	05/18/25	USD	2,820	(21)
Morgan Stanley	1.99%	3-Month USD –LIBOR	04/21/25	USD	2,760	46
Morgan Stanley	3-Month USD – LIBOR	2.67%	07/18/24	USD	2,060	65
Morgan Stanley	2.67%	3-Month USD –LIBOR	07/10/24	USD	2,570	(83)
Morgan Stanley	3-Month USD – LIBOR	2.63%	05/29/24	USD	1,990	67
Morgan Stanley	2.63%	3-Month USD –LIBOR	05/23/24	USD	3,980	(135)
Morgan Stanley	2.82%	3-Month USD –LIBOR	04/28/24	USD	3,520	(170)
Morgan Stanley	2.89%	3-Month USD –LIBOR	02/14/24	USD	2,310	(104)
Morgan Stanley	2.98%	3-Month USD –LIBOR	01/14/24	USD	2,630	(138)
Morgan Stanley	2.94%	3-Month NZD –BKBM	03/31/22	NZD	15,540	6
Morgan Stanley	3-Month SEK – STIBOR	0.34%	03/31/22	SEK	38,480	1
Morgan Stanley	0.10%	6-Month JPY – LIBOR	03/31/22	JPY	2,214,180	4
Morgan Stanley	6-Month EURIBOR	0.27%	03/20/22	EUR	10,520	(51)
Morgan Stanley	3-Month USD – LIBOR	1.28%	10/25/21	USD	1,465	(42)
Morgan Stanley	1.69%	3-Month USD –LIBOR	08/06/20	USD	10,830	51
Morgan Stanley	3-Month USD – LIBOR	1.57%	04/01/20	USD	5,135	37
Morgan Stanley	1.20%	3-Month NOK –NIBOR	10/24/18	NOK	50,160	—
Morgan Stanley	6-Month NOK – NIBOR	1.08%	08/11/18	NOK	60,260	7
Morgan Stanley	1.01%	6-Month NOK –NIBOR	08/04/18	NOK	13,960	3
Morgan Stanley	3-Month USD – LIBOR	0.81%	05/18/17	USD	18,010	(28)

						$26

Percentages are based on Net Assets of $889,186 ($ Thousands).

*	Non-income producing security.

**	Future is held by Inflation Commodity Strategy Subsidiary, Ltd. as of March 31, 2017.

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $61,600 ($ Thousands), representing 6.9% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.

(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

AUD — Australian Dollar

BKBM — Bank Bill Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMBX — A series of indices designed to reflect the creditworthiness of commercial mortgage-backed securities.

CMO — Collateralized Mortgage Obligation

EAFE — Europe, Australasia and Far East

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

PLC — Public Limited Company

S&P— Standard & Poor’s

SEK — Swedish Krona

Ser — Series

STIBOR — Stockholm Interbank Offered Rate

TIIE — Interbank Equilibrium Interest Rate

TRY — New Turkish Lira

TWD — Taiwanese Dollar

USD — United States Dollar

ZAR — South African Rand

230	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$603,003	$—	$603,003
Common Stock	252,804	—	—	252,804
Corporate Obligations	—	72,872	—	72,872
Mortgage-Backed Securities	—	47,404	—	47,404
Asset-Backed Securities	—	28,557	—	28,557
Sovereign Debt	—	17,783	—	17,783

Total Investments in Securities	$252,804	$769,619	$—	$1,022,423

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(115,438)	$—	$—	$(115,438)

Total Securities Sold Short	$(115,438)	$—	$—	$(115,438)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$394	$—	$—	$394
Futures Contracts*
Unrealized Appreciation	2,179	—	—	2,179
Unrealized Depreciation	(7,723)	—	—	(7,723)
Forwards Contracts*
Unrealized Appreciation	—	430	—	430
Unrealized Depreciation	—	(720)	—	(720)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(24)	—	(24)
Credit Default Swaps*
Unrealized Appreciation	—	25	—	25
Unrealized Depreciation	—	(500)	—	(500)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,120	—	1,120
Unrealized Depreciation	—	(1,094)	—	(1,094)
Reverse Repurchase
Agreements	—	(168,042)	—	(168,042)

Total Other Financial Instruments	$(5,150)	$(168,805)	$—	$(173,955)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	See Note 2 for more information on the reverse repurchase agreements.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	231

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 18.5%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$1,884	$2,605
3.625%, 04/15/2028	1,842	2,448
3.375%, 04/15/2032	722	1,013
2.500%, 01/15/2029	1,878	2,296
2.375%, 01/15/2025	3,035	3,500
2.375%, 01/15/2027	1,891	2,234
2.125%, 01/15/2019	3,866	4,067
2.125%, 02/15/2040	749	945
2.125%, 02/15/2041	1,199	1,519
2.000%, 01/15/2026	2,207	2,503
1.875%, 07/15/2019	2,861	3,039
1.750%, 01/15/2028	2,181	2,466
1.625%, 01/15/2018	1,495	1,526
1.375%, 07/15/2018	2,636	2,727
1.375%, 01/15/2020	3,236	3,409
1.375%, 02/15/2044	2,699	2,976
1.250%, 07/15/2020	3,506	3,710
1.125%, 01/15/2021	3,837	4,040
1.000%, 02/15/2046	1,923	1,952
0.875%, 02/15/2047	654	644
0.750%, 02/15/2042	2,423	2,330
0.750%, 02/15/2045	2,972	2,829
0.625%, 07/15/2021	4,211	4,367
0.625%, 01/15/2024	4,575	4,683
0.625%, 01/15/2026	4,844	4,932
0.625%, 02/15/2043	1,781	1,656
0.375%, 07/15/2023	5,602	5,692
0.375%, 07/15/2025	4,548	4,560
0.375%, 01/15/2027	1,504	1,498
0.250%, 01/15/2025	5,159	5,115
0.125%, 04/15/2018	4,076	4,111
0.125%, 04/15/2019	5,790	5,875
0.125%, 04/15/2020	5,921	6,009
0.125%, 04/15/2021	6,406	6,472
0.125%, 01/15/2022	4,988	5,025
0.125%, 07/15/2022	5,909	5,955
0.125%, 01/15/2023	5,907	5,904
0.125%, 07/15/2024	4,676	4,633

Description		Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 07/15/2026	$	4,365	$4,258

Total U.S. Treasury Obligations (Cost $134,765) ($ Thousands)			135,523

SOVEREIGN DEBT — 14.7%
Japan Treasury Discount Bill
-0.256%, 05/29/2017 (A)(B)	JPY	8,320,000	74,682
Japanese Government CPI Linked Bond
0.100%, 03/10/2026		3,446,927	32,619

Total Sovereign Debt (Cost $108,760) ($ Thousands)			107,301

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
FHLMC
1.375%, 05/01/2020	$	18,061	17,918
FNMA
5.000%, 05/11/2017		15,861	15,931

Total U.S. Government Agency Obligations (Cost $33,872) ($ Thousands)			33,849

		Shares

EXCHANGE TRADED FUND — 0.3%

United States — 0.3%
iShares MSCI Emerging Markets ETF		60,480	2,383

Total Exchange Traded Fund (Cost $2,343) ($ Thousands)			2,383

Total Investments — 38.1% (Cost $279,740) ($ Thousands)			$279,056

		Contracts

PURCHASED OPTIONS* — 0.1%
April 2017, MXN Call, USD Put,
Expires 04/22/2017,
Strike Price $19.00		2,730,000	$48
April 2017, MXN Call, USD Put,
Expires 04/22/2017,
Strike Price $20.40		1,820,000	156
April 2017, MXN Call, USD Put,
Expires 04/22/2017,
Strike Price $20.63		2,550,000	247
April 2017, MXN Call, USD Put,
Expires 04/22/2017,
Strike Price $18.45		4,095,000	22

232	SEI Institutional Management Trust / Semi-Annual Report / March 31, 2017

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS (continued)
April 2017, TRY Call, EUR Put, Expires 04/22/2017, Strike Price $4.11	1,700,000	$1
April 2017, TRY Put, EUR Call, Expires 04/22/2017, Strike Price $3.81	3,200,000	79
April 2017, TRY Put, EUR Call, Expires 04/22/2017, Strike Price $3.70	1,700,000	—
April 2017, TRY Put, EUR Call, Expires 04/22/2017, Strike Price $3.65	3,200,000	—
April 2017, USD Put, TRY Call, Expires 04/22/2017, Strike Price $3.79	1,822,000	75
July 2017, ZAR Call, USD Put, Expires 07/22/2017, Strike Price $12.80*	2,200,000	26
June 2017, USD Put, RUB Call, Expires 06/17/2017, Strike Price $57.20	3,600,000	83
June 2017, USD Put, TRY Call, Expires 06/17/2017, Strike Price $3.70	1,500,000	39
May 2017, USD Put, TRY Call, Expires 05/20/2017, Strike Price $3.72	1,821,000	49

Total Purchased Options (Cost $545) ($ Thousands)		$825

WRITTEN OPTIONS* — 0.0%
April 2017, MXN Call, USD Put, Expires 04/22/2017 Strike Price $19.00	(2,730,000)	$(48)
April 2017, MXN Call, USD Put, Expires 04/22/2017 Strike Price $20.40	(1,820,000)	(155)
April 2017, MXN Put, USD Call, Expires 04/22/2017 Strike Price $23.50	(1,820,000)	—
April 2017, MXN Put, USD Call, Expires 04/22/2017 Strike Price $22.88	(2,550,000)	—
April 2017, TRY Call, EUR Put, Expires 04/22/2017 Strike Price $4.11	(1,700,000)	(1)
April 2017, TRY Call, EUR Put, Expires 04/22/2017 Strike Price $4.50	(4,900,000)	—

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS (continued)
April 2017, TRY Put, EUR Call, Expires 04/22/2017 Strike Price $3.81	(3,200,000)	$(79)
April 2017, TRY Put, USD Call, Expires 04/22/2017 Strike Price $4.25	(1,822,000)	—
July 2017, USD Call, ZAR Put, Expires 07/22/2017 Strike Price $14.71	(2,200,000)	(32)
June 2017, CNH Put, USD Call, Expires 06/17/2017 Strike Price $7.08	(7,300,000)	(13)
June 2017, RUB Put, USD Call, Expires 06/17/2017 Strike Price $62.20	(3,600,000)	(20)
June 2017, TRY Put, USD Call, Expires 06/17/2017 Strike Price $4.05	(1,500,000)	(10)
May 2017, CNH Put, USD Call, Expires 05/20/2017 Strike Price $7.07	(3,600,000)	(2)
May 2017, TRY Put, USD Call, Expires 05/20/2017 Strike Price $4.12	(1,821,000)	(1)
October 2017, RUB Put, USD Call, Expires 10/21/2017 Strike Price $77.62	(3,500,000)	(12)

Total Written Options (Premiums Received $702) ($ Thousands)		$(373)

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Canadian 10-Year Bond	172	Jun-2017	$61
Euro-Bund	(155)	Jun-2017	(115)
H-Shares Index	22	Apr-2017	(26)
Long Gilt 10-Year Bond	73	Jun-2017	171
MSCI EAFE Index E-MINI	527	Jun-2017	1,132
S&P 500 Index E-MINI	488	Jun-2017	(36)
S&P TSX 60 Index	35	Jun-2017	(20)
U.S. 10-Year Treasury Note	520	Jun-2017	498
U.S. 5-Year Treasury Note	232	Jun-2017	(4)

			$1,661

SEI Institutional Management Trust / Semi-Annual Report / March 31, 2017	233

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Capital Stability Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

04/04/17-07/05/17	USD	4,938	BRL	15,666	$(51)
04/04/17-07/05/17	BRL	8,163	USD	2,587	33
04/04/17	BRL	1,682	USD	525	(4)
04/06/17-04/24/17	USD	1,829	MYR	8,140	7
04/13/17	TRY	3,146	EUR	819	16
04/12/17-05/16/17	TRY	3,594	EUR	857	(62)
04/13/17	EUR	1,508	TRY	6,322	116
04/13/17	EUR	891	TRY	3,357	(35)
04/24/17-06/09/17	USD	1,750	ARS	28,600	73
04/24/17-05/16/17	USD	4,614	MXN	95,050	406
04/24/17	USD	20	MXN	381	—
04/24/17	MXN	14,261	USD	762	7
04/24/17-05/16/17	MXN	118,681	USD	5,688	(584)
05/16/17	TRY	4,025	USD	1,094	3
04/28/17-06/16/17	TRY	7,628	USD	1,991	(66)
05/16/17	CNY	10,043	USD	1,454	1
05/09/17-05/16/17	CNY	37,127	USD	5,346	(24)
05/10/17-06/13/17	CNH	42,377	USD	6,117	(26)
05/16/17	EUR	337	PLN	1,462	8
05/16/17	USD	730	SGD	1,034	10
06/15/17	USD	33	NZD	48	1
05/16/17	USD	722	NZD	1,032	(2)
05/16/17	GBP	884	EUR	1,014	(20)
05/16/17	EUR	1,023	CHF	1,087	(7)
05/16/17	SGD	1,034	USD	733	(8)
05/16/17	USD	1,053	PEN	3,460	7
05/16/17	USD	1,089	MXN	22,695	108
05/16/17	USD	1,099	CZK	28,046	21
05/16/17	USD	1,458	CNH	10,128	10
05/16/17	USD	1,483	TWD	45,396	14
05/16/17-06/16/17	USD	1,773	TRY	6,732	43
05/16/17-07/18/17	USD	1,913	COP	5,651,753	22
05/16/17	USD	1,455	AUD	1,920	8
05/16/17	USD	729	AUD	951	(4)
05/16/17	USD	1,093	CHF	1,098	7
07/18/17	USD	1,095	CHF	1,079	(9)
05/16/17	USD	2,220	NOK	18,765	(33)
05/16/17	USD	1,825	GBP	1,462	5
05/16/17	USD	1,104	GBP	881	(2)
05/16/17	CHF	1,089	USD	1,095	3
05/16/17-06/15/17	CHF	2,226	USD	2,212	(21)
05/16/17-06/19/17	USD	3,631	CNY	25,205	10
05/16/17-06/16/17	USD	3,914	PLN	15,894	98
05/16/17-06/15/17	USD	4,127	SEK	37,042	34
05/16/17	CAD	3,359	USD	2,528	8
05/16/17	CAD	968	USD	726	(1)
05/16/17	USD	3,597	RUB	213,817	156
07/18/17	USD	736	RUB	42,295	(4)
05/16/17	GBP	2,603	USD	3,282	24
05/16/17-06/15/17	GBP	2,156	USD	2,664	(35)
05/16/17	CHF	3,679	EUR	3,446	6

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
05/16/17	CHF	1,089	EUR	1,016	$(2)
05/16/17	USD	219	ZAR	2,987	2
05/16/17-07/18/17	USD	4,654	ZAR	61,413	(129)
05/16/17	PLN	5,972	USD	1,464	(43)
05/16/17	AUD	1,901	USD	1,452	4
05/16/17-07/18/17	AUD	4,807	USD	3,634	(27)
05/16/17-07/18/17	NZD	7,717	USD	5,437	54
05/16/17	NZD	1,041	USD	719	(8)
05/16/17	NOK	9,259	EUR	1,016	10
05/16/17	USD	8,715	INR	590,059	356
07/18/17	USD	733	INR	47,965	(1)
05/16/17	USD	7,297	EUR	6,856	51
05/16/17-07/18/17	USD	2,226	EUR	2,070	(5)
06/15/17-07/18/17	USD	7,112	CAD	9,541	52
05/16/17-06/15/17	USD	4,256	CAD	5,579	(69)
05/16/17	EUR	2,116	USD	2,275	7
05/16/17-07/18/17	EUR	11,404	USD	12,180	(56)
05/16/17	USD	16,553	JPY	1,868,698	250
07/18/17	USD	1,545	JPY	170,808	(4)
05/16/17-07/18/17	NOK	27,889	USD	3,302	52
05/16/17	CZK	28,046	USD	1,116	(3)
05/16/17	SEK	7,715	USD	873	7
05/16/17	SEK	29,652	USD	3,295	(35)
05/16/17	TWD	45,396	USD	1,470	(27)
05/16/17-07/18/17	ZAR	60,070	USD	4,487	64
05/16/17	ZAR	9,793	USD	721	(4)
05/16/17-07/18/17	INR	272,524	USD	4,067	(114)
05/16/17-10/17/17	RUB	275,976	USD	4,561	(235)
05/16/17-05/31/17	JPY	10,480,374	USD	93,139	(1,141)
06/15/17-07/10/17	EUR	9,876	CZK	265,127	21
06/15/17	CZK	45,854	EUR	1,706	(5)
07/18/17	USD	2,933	HUF	832,927	(34)

					$(745)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
ANZ	$(16,580)	$16,769	$189
Barclays PLC	(27,944)	27,968	24
BNP Paribas	(25,393)	25,689	296
Brown Brothers Harriman	(100,897)	100,040	(857)
Citigroup	(34,477)	34,465	(12)
Credit Suisse First Boston	(13,782)	13,809	27
Deutsche Bank	(4,333)	4,415	82
Goldman Sachs	(13,969)	13,509	(460)
HSBC	(529)	525	(4)
JPMorgan Chase Bank	(10,102)	9,928	(174)
Montgomery/Bank of America	(27,019)	26,721	(298)
Morgan Stanley	(7,297)	7,499	202
Nomura Securities International	(727)	751	24

234	SEI Institutional Management Trust / Semi-Annual Report / March 31, 2017

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Royal Bank of Scotland	$(24,073)	$24,252	$179
Standard Chartered	(9,611)	9,648	37

			$(745)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2017 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Morgan Stanley	CDX.HY.IG.27	SELL	1.00%	12/20/21	$(710)	$2
Morgan Stanley	CDX.HY.IG.27	SELL	1.00%	12/20/21	(870)	3
Morgan Stanley	CDX.HY.IG.27	SELL	1.00%	12/20/21	(1,000)	2
Morgan Stanley	CDX.HY.IG.27	SELL	5.00%	12/20/21	(485)	6
Morgan Stanley	CDX.HY.IG.27	SELL	1.00%	12/20/21	(790)	2
Morgan Stanley	CDX.HY.IG.27	SELL	5.00%	12/20/21	(703)	11
Morgan Stanley	CDX.HY.IG.27	SELL	5.00%	12/20/21	(584)	9
Morgan Stanley	CDX.HY.IG.27	SELL	1.00%	12/20/21	(610)	2
Morgan Stanley	CDX.HY.IG.27	SELL	5.00%	12/20/21	(1,069)	17
Morgan Stanley	CDX.HY.IG.27	SELL	1.00%	12/20/21	(1,060)	3
Morgan Stanley	CDX.HY.IG.27	SELL	1.00%	12/20/21	(800)	1
Morgan Stanley	CDX.HY.IG.27	SELL	5.00%	12/20/21	(832)	—
Morgan Stanley	CDX.HY.IG.27	SELL	5.00%	12/20/21	(980)	2
Morgan Stanley	CDX.HY.IG.27	SELL	1.00%	12/20/21	(1,000)	2
Morgan Stanley	CDX.HY.IG.27	SELL	5.00%	12/20/21	(4,406)	(25)
Morgan Stanley	CDX.HY.IG.27	SELL	1.00%	12/20/21	(700)	—
Morgan Stanley	CDX.HY.IG.27	SELL	5.00%	12/20/21	(1,119)	11
Morgan Stanley	CDX.HY.IG.27	SELL	5.00%	12/20/21	(1,010)	7
Morgan Stanley	CDX.HY.IG.28	SELL	1.00%	06/20/22	(1,020)	1
Morgan Stanley	CDX.HY.IG.28	SELL	1.00%	06/20/22	(980)	—
Morgan Stanley	CDX.HY.IG.28	SELL	5.00%	06/20/22	(510)	1
Morgan Stanley	CDX.HY.IG.28	SELL	1.00%	06/20/22	(590)	—
Morgan Stanley	CDX.NA.IG.27	SELL	1.00%	12/20/21	(1,170)	9
Morgan Stanley	CDX.NA.IG.27	SELL	1.00%	12/20/21	(560)	3
Morgan Stanley	Itraxx.EUR.Xover.25	SELL	5.00%	12/20/21	(350)	3
Morgan Stanley	Itraxx.EUR.Xover.26	SELL	5.00%	12/20/21	(1,080)	30
Morgan Stanley	Itraxx.EUR.Xover.26	SELL	5.00%	12/20/21	(130)	3
Morgan Stanley	Itraxx.EUR.Xover.26	SELL	5.00%	12/20/21	(540)	3
Morgan Stanley	Itraxx.EUR.Xover.27	SELL	5.00%	06/20/22	(470)	—

						$108

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Morgan Stanley	3-Month NZD - BKBM	3.35%	12/12/26	NZD	$4,930	$9
Morgan Stanley	6-Month AUD - BBSW	2.32%	10/11/26	AUD	7,900	(307)
Morgan Stanley	6-Month AUD - BBSW	2.96%	03/31/27	AUD	2,280	(1)
Morgan Stanley	6-Month AUD - BBSW	2.99%	03/27/27	AUD	4,790	10
Morgan Stanley	6-Month AUD - BBSW	3.01%	02/24/27	AUD	5,060	24
Morgan Stanley	6-Month NZD - BKBM	3.44%	03/31/27	NZD	2,530	(1)
Morgan Stanley	6-Month NZD - BKBM	3.44%	03/28/27	NZD	5,830	(3)
Morgan Stanley	6-Month NZD - BBSW	3.47%	02/27/27	NZD	5,570	14
Morgan Stanley	6-Month NZD - BBSW	3.42%	01/13/27	NZD	2,890	3

						$(252)

SEI Institutional Management Trust / Semi-Annual Report / March 31, 2017	235

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Multi-Asset Capital Stability Fund (Concluded)

Percentages are based on Net Assets of $731,548 ($ Thousands).

*	Non-income producing security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

ARS — Argentine Peso

AUD — Australian Dollar

BBSW — Bank Bill Swap Reference Rate

BKBM —Bank Bill Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CNH — Chinese Offshore Yuan

CNY — Chinese Yuan

CPI — Consumer Price Index

COP — Colombian Peso

CZK — Czech Koruna

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PLN — Polish Zloty

RUB — Russian Ruble

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

TRY — Turkish Lira

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$135,523	$—	$135,523
Sovereign Debt	—	107,301	—	107,301
U.S. Government Agency Obligations	—	33,849	—	33,849
Exchange Traded Fund	2,383	—	—	2,383

Total Investments in Securities	$2,383	$276,673	$—	$279,056

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$825	$—	$—	$825
Written Options	(373)	—	—	(373)
Futures Contracts*
Unrealized Appreciation	1,862	—	—	1,862
Unrealized Depreciation	(201)	—	—	(201)
Forwards Contracts*
Unrealized Appreciation	—	2,195	—	2,195
Unrealized Depreciation	—	(2,940)	—	(2,940)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	—	133	—	133
Unrealized Depreciation	—	(25)	—	(25)
Interest Rate Swaps*
Unrealized Appreciation	—	60	—	60
Unrealized Depreciation	—	(312)	—	(312)

Total Other Financial Instruments	$2,113	$(889)	$—	$1,224

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

236	SEI Institutional Management Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Long/Short Alternative Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (A) — 61.2%

Banks — 13.5%
Australia & New Zealand Banking Group
0.701%, 04/04/2017 (B)	$1,238	$1,238
Bank of Nova Scotia
0.921%, 05/02/2017 (B)	600	599
DNB Bank
0.880%, 04/06/2017 (B)	1,300	1,300
Skandinaviska Enskilda Banken
0.911%, 04/26/2017 (B)	1,300	1,299

		4,436

Financial — 3.0%
Novartis Finance
0.830%, 04/04/2017 (B)	1,000	1,000

Industrial & Other Commercial Paper — 44.7%
Apple
0.731%, 04/18/2017 (B)	1,200	1,200
Colgate-Palmolive
0.770%, 04/03/2017 (B)	1,300	1,300
Export Development Canada
0.760%, 04/19/2017	1,300	1,299
Johnson & Johnson
0.801%, 04/18/2017 (B)	1,300	1,299
Merck
0.810%, 04/12/2017 (B)	1,300	1,300
PepsiCo
0.831%, 04/18/2017 (B)	1,025	1,025
Roche Holdings
0.701%, 04/11/2017 (B)	1,300	1,300
Siemens Capital
0.880%, 05/01/2017 (B)	1,000	999
Total Capital Canada
0.881%, 04/24/2017 (B)	1,300	1,299
Unilever Capital
0.840%, 04/24/2017 (B)	1,432	1,431
United Parcel Service
0.700%, 04/03/2013 (B)	972	972
Wal-Mart Stores
0.800%, 04/05/2017 (B)	1,300	1,300

		14,724

Total Commercial Paper (Cost $20,161) ($ Thousands)		20,160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS(A) — 31.3%
FHLB
0.720%, 04/12/2017 to 04/19/2017	$3,525	$3,524
0.700%, 04/03/2017 to 04/07/2017	3,613	3,613
FHLMC
0.710%, 04/06/2017	1,900	1,900
FNMA
0.750%, 04/26/2017	1,250	1,249

Total U.S. Government Agency Obligations (Cost $10,286) ($ Thousands)		10,286

	Shares

EXCHANGE TRADED FUND — 4.6%
iShares iBoxx $ High Yield Corporate Bond Fund	17,372	1,525

Total Exchange Traded Fund (Cost $1,497) ($ Thousands)		1,525

Total Investments — 97.1% (Cost $31,944) ($ Thousands)		$31,971

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
MSCI EAFE Index E-MINI	58	Jun-2017	$157
MSCI Emerging Markets E-MINI	29	Jun-2017	45
NASDAQ 100 Index E-MINI	56	Jun-2017	95
S&P Mid Cap 400 Index E-MINI	42	Jun-2017	3
U.S. Dollar Index	4	Jun-2017	(5)
U.S. Long Treasury Bond	(19)	Jun-2017	(17)

			$278

For the period ended March 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $32,927 ($ Thousands).

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $18,861 ($ Thousands), representing 57.3% of the Net Assets of the Fund.

EAFE — Europe, Australasia and Far East

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

S&P— Standard & Poor’s

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	237

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Long/Short Alternative Fund (Concluded)

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$20,160	$—	$20,160
U.S. Government Agency Obligations	—	10,286	—	10,286
Exchange Traded Fund	1,525	—	—	1,525

Total Investments in Securities	$1,525	$30,446	$—	$31,971

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$300	$—	$—	$300
Unrealized Depreciation	(22)	—	—	(22)

Total Other Financial Instruments	$278	$—	$—	$278

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

238	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

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Statements of Assets and Liabilities ($ Thousands)

March 31, 2017 (Unaudited)

	Large Cap Fund		Large Cap Value Fund
Assets:
Investments, at value†	$2,206,224	*	$1,315,153	*
Affiliated investments, at value††	144,360		104,949
Cash and cash equivalents	222		220
Cash pledged as collateral on futures contracts	197		—
Foreign currency, at value†††	—		—
Receivable for fund shares sold	1,653		601
Dividends and Interest receivable	2,038		1,676
Foreign tax reclaim receivable	8		—
Receivable for investment securities sold	—		4,154
Receivable for variation margin	—		—
Receivable from investment adviser	—		—
Other receivables	—		2
Prepaid expenses	43		24
Total Assets	2,354,745		1,426,779
Liabilities:
Payable upon return on securities loaned	10,431		28,891
Payable for fund shares redeemed	1,966		1,720
Administration fees payable	555		359
Shareholder servicing fees payable Class E	—		—
Shareholder servicing fees payable Class F(1)	470		279
Shareholder servicing fees payable Class I	—		—
Payable for variation margin	9		—
Payable for investment securities purchased	—		6,865
Payable to custodian	—		—
Investment advisory fees payable	673		373
Chief Compliance Officer fees payable	3		2
Administration servicing fees payable Class I	—		1
Accrued expense payable	81		42
Total Liabilities	14,188		38,532
Net Assets	$2,340,557		$1,388,247
† Cost of investments and repurchase agreements	$1,752,963		$1,038,814
†† Cost of affiliated investments	144,350		104,950
††† Cost of foreign currency	—		—
* Includes market value of securities on loan	10,190		28,205

(1)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

240	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund

$1,373,522	*	$3,260,957	*	$743,597	*	$554,791	*	$374,455	*	$320,441	*	$755,958	*	$107,083	*
44,905		255,851		20,895		98,087		72,260		37,777		139,554		9,410
—		248		—		—		—		409		—		19
—		374		—		597		172		—		361		116
—		127		—		—		—		—		—		—
577		1,532		1,253		474		214		122		624		991
332		3,289		771		484		589		88		742		209
7		12		—		—		—		—		—		1
9,512		—		—		7,408		2,661		4,615		3,788		—
—		—		—		28		8		—		9		—
—		—		—		—		1		—		—		—
2		—		—		—		—		—		—		—
22		53		—		11		—		6		33		1
1,428,879		3,522,443		766,516		661,880		450,360		363,458		901,069		117,830

8,773		57,228		3,492		59,675		51,676		27,189		97,014		3,198
1,855		1,579		487		615		464		318		408		24
364		699		114		151		100		84		202		29
—		—		10		—		—		—		—		—
285		685		52		117		77		65		137		23
—		—		1		—		—		—		—		—
—		17		38		—		—		—		—		—
8,437		—		2,065		6,992		2,451		3,895		7,368		—
7		—		2		638		—		—		615		—
379		1,111		19		282		188		149		377		38
2		4		1		1		—		—		1		—
1		—		1		—		—		—		—		—
43		1		40		22		9		15		29		4
20,146		61,324		6,322		68,493		54,965		31,715		106,151		3,316
$1,408,733		$3,461,119		$760,194		$593,387		$395,395		$331,743		$794,918		$114,514
$1,061,898		$1,925,155		$365,006		$481,450		$307,130		$286,463		$509,630		$ 95,721
44,906		255,854		20,895		98,091		72,263		37,778		139,558		9,410
—		129		—		—		—		—		—		—
8,598		55,808		3,412		58,442		50,922		26,556		95,303		3,124

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	241

Statements of Assets and Liabilities ($ Thousands)

March 31, 2017 (Unaudited)

	Large Cap Fund		Large Cap Value Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,853,084		$1,138,942
Undistributed (distributions in excess of) net investment income	5,836		9,943
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures contracts, securities sold short, swap contracts and foreign currency	28,327		(36,976)
Net unrealized appreciation on investments and securities sold short	453,271		276,338
Net unrealized appreciation (depreciation) on futures contracts	39		—
Net Assets	$2,340,557		$1,388,247
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class F(1)	$13.58		$23.49
	($2,190,792,609 ÷ 161,362,400 shares	)	($1,296,447,412 ÷ 55,195,608 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$23.49
			($6,367,636 ÷ 271,024 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$13.58		$23.49
	($149,764,158 ÷ 11,024,981 shares	)	($85,431,526 ÷ 3,636,312 shares	)
(1)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

242	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund

$1,085,202		$2,108,383		$377,310		$507,805		$320,073		$319,893		$539,178		$ 99,523
1,447		7,986		2,926		(234)		1,071		(1,150)		386		238
10,461		8,954		1,413		12,298		6,869		(20,977)		8,958		3,369
311,623		1,335,799		378,591		73,337		67,322		33,977		246,324		11,362
—		(3)		(46)		181		60		—		72		22
$1,408,733		$3,461,119		$760,194		$593,387		$395,395		$331,743		$794,918		$114,514
N/A		N/A		$56.85		N/A		N/A		N/A		N/A		N/A
				($307,489,985 ÷ 5,408,638 shares	)
$31.26		$22.50		$56.46		$12.61		$25.08		$31.35		$20.69		$26.24
($1,319,428,041 ÷ 42,209,832 shares	)	($3,202,911,771 ÷ 142,350,228 shares	)	($416,084,949 ÷ 7,369,692 shares	)	($557,622,724 ÷ 44,225,135 shares	)	($364,018,748 ÷ 14,514,653 shares	)	($310,328,118 ÷ 9,899,314 shares	)	($733,644,367 ÷ 35,463,579 shares	)	($112,097,835 ÷ 4,271,259 shares	)
$30.64		N/A		$56.77		N/A		$24.88		$30.19		N/A		$26.21
($4,329,014 ÷ 141,272 shares	)			($6,961,857 ÷ 122,625 shares	)			($2,698,086 ÷ 108,428 shares	)	($2,168,315 ÷ 71,814 shares	)			($860,476 ÷ 32,835 shares	)
$31.29		$22.51		$56.46		$12.65		$25.10		$31.46		$20.70		$26.26
($84,976,327 ÷ 2,715,597 shares	)	($258,206,779 ÷ 11,469,534 shares	)	($29,657,300 ÷ 525,234 shares	)	($35,764,511 ÷ 2,827,225 shares	)	($28,678,203 ÷ 1,142,642 shares	)	($19,246,885 ÷ 611,713 shares	)	($61,273,670 ÷ 2,960,060 shares	)	($1,555,594 ÷ 59,230 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	243

Statements of Assets and Liabilities ($ Thousands)

March 31, 2017 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Assets:
Investments, at value†	$1,622,558	$1,345,669
Affiliated investments, at value††	27,037	17,875
Cash and cash equivalents	117	5,739
Cash pledged as collateral on swap contracts	—	—
Cash pledged as collateral on futures contracts	505	625
Foreign currency, at value†††	3,478	1,400
Receivable for fund shares sold	1,353	1,790
Receivable for investment securities sold	5,682	210
Dividends and Interest receivable	3,230	3,689
Unrealized gain on forward foreign currency contracts	—	2,598
Unrealized gain on spot currency contracts	—	—
Options purchased, at value†††††	—	—
Foreign tax reclaim receivable	—	2,518
Receivable for variation margin	—	8
Receivable from investment adviser	—	—
Other receivables	—	—
Prepaid expenses	5	40
Total Assets	1,663,965	1,382,161
Liabilities:
Payable for investment securities purchased	5,993	—
Payable for fund shares redeemed	1,695	2,602
Administration fees payable	419	352
Shareholder servicing fees payable Class F(1)	236	259
Payable for variation margin	26	41
Payable upon return on securities loaned	—	—
Income distribution payable	—	—
Options written, at value†††††	—	—
Payable to custodian	—	—
Unrealized loss on forward foreign currency contracts	—	268
Unrealized loss on currency spot contracts	—	—
Investment advisory fees payable	602	614
Chief Compliance Officer fees payable	3	2
Trustees fees payable	—	—
Interest payable	—	—
Administration servicing fees payable Class I	—	—
Unfunded commitments on Loan Participations	—	—
Accrued expense payable	39	104
Total Liabilities	9,013	4,242
Net Assets	$1,654,952	$1,377,919
† Cost of investments and repurchase agreements	$1,345,533	$1,176,583
†† Cost of affiliated investments	27,037	17,875
††† Cost of foreign currency	3,524	1,401
††††† Cost (premiums received)	—	—
* Includes market value of securities on loan	—	—
(1)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

244	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund		Enhanced Income Fund	Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund

$1,003,514	$289,341	$179,274	*	$79,836	$2,111,074	*	$1,799,473	*	$1,531,569
16,154	5,246	5,007		2,646	124,387		114,212		53,824
—	980	—		—	—		—		3,392
—	—	—		—	2,120		1,145		893
335	226	—		19	1,422		560		—
1,477	1,013	—		—	1,635		—		—
781	328	264		—	1,718		4,172		5,288
618	4,227	3,114		887	119,439		124,117		14,128
1,813	1,252	608		270	10,787		8,595		22,798
—	—	—		—	502		57		—
—	5	—		—	—		—		—
—	—	—		—	460		271		—
5	162	—		—	16		—		11
—	7	—		1	465		165		7
—	—	—		—	2		—		—
—	—	—		—	—		—		—
21	1	1		3	39		25		33
1,024,718	302,788	188,268		83,662	2,374,066		2,052,792		1,631,943

690	4,624	3,372		2,559	296,726		303,986		34,438
1,141	445	309		68	1,601		1,900		1,313
263	113	47		—	330		—		271
208	60	31		9	392		326		299
16	17	—		3	380		201		—
—	—	488		—	53,042		25,807		6
—	—	—		—	397		2,982		653
—	—	—		—	513		271		—
—	—	—		157	1,444		101		—
—	—	—		—	1,348		392		—
—	1	—		—	—		—		—
370	90	89		12	291		243		549
1	—	—		—	2		2		2
—	—	—		—	—		—		—
—	—	—		1	—		269		—
—	—	—		—	—		—		2
—	—	—		—	—		—		2
42	4	4		37	195		402		59
2,731	5,354	4,340		2,846	356,661		336,882		37,594
$1,021,987	$297,434	$183,928		$80,816	$2,017,405		$1,715,910		$1,594,349
$ 705,775	$270,241	$146,625		$80,948	$2,113,237		$1,798,624		$1,524,054
16,154	5,246	5,007		2,646	124,394		114,219		53,824
1,465	1,015	—		—	1,585		—		—
—	—	—		—	(224)		(79)		—
—	—	478		—	51,579		25,141		1

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	245

Statements of Assets and Liabilities ($ Thousands)

March 31, 2017 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,325,100		$1,149,134
Undistributed (distributions in excess of) net investment income	5,921		(18,192)
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures contracts, securities sold short, swap contracts and foreign currency	46,967		75,737
Net unrealized appreciation (depreciation) on investments and securities sold short	277,025		169,086
Net unrealized appreciation on option contracts	—		—
Net unrealized appreciation (depreciation) on futures contracts	(14)		21
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(47)		2,133
Net unrealized appreciation on swap contracts	—		—
Net Assets	$1,654,952		$1,377,919
Net Asset Value, Offering and Redemption Price Per Share — Class F(1)	$17.73		$11.31
	($1,111,571,401 ÷ 62,708,303 shares	)	($1,222,804,517 ÷ 108,126,242 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$17.71		$11.10
	($2,086,762 ÷ 117,827 shares	)	($1,630,218 ÷ 146,922 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$17.74		$11.33
	($541,293,379 ÷ 30,519,536 shares	)	($153,483,849 ÷ 13,548,497 shares	)
(1)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

246	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund		Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund

$ 711,171		$282,701		$146,487		$ 206,261		$2,057,497	$1,743,956	$1,744,680
3,819		2,112		1,942		165		(5,602)	(1,458)	17,881
9,253		(6,503)		2,850		(124,493)		(34,228)	(28,584)	(175,736)
297,739		19,100		32,649		(1,112)		(2,170)	842	7,515
—		—		—		—		171	79	—
(9)		28		—		(5)		386	46	—
14		(4)		—		—		(784)	(335)	—
—		—		—		—		2,135	1,364	9
$1,021,987		$297,434		$183,928		$ 80,816		$2,017,405	$1,715,910	$1,594,349
$15.39		$10.52		$17.42		$7.56		$11.15	$10.08	$7.23
($976,251,478 ÷		($288,427,914 ÷		($146,695,637 ÷		($74,205,018 ÷		($1,870,541,092 ÷	($1,563,565,030 ÷	($1,411,608,756 ÷
63,413,685 shares	)	27,424,017 shares	)	8,420,612 shares	)	9,815,546 shares	)	167,745,359 shares )	155,121,871 shares )	195,178,543 shares	)
N/A		N/A		$17.40		$7.55		$11.15	N/A	$6.98
				($548,289 ÷		($157,275 ÷		($7,451,836 ÷		($5,600,467 ÷
				31,502 shares	)	20,844 shares	)	668,563 shares )		802,881 shares	)
$15.40		$10.52		$17.42		$7.56		$11.16	$10.08	$7.23
($45,735,553 ÷		($9,005,621 ÷		($36,683,645 ÷		($6,453,442 ÷		($139,412,249 ÷	($152,345,113 ÷	($177,139,790 ÷
2,969,720 shares	)	855,883 shares	)	2,105,277 shares	)	854,142 shares	)	12,497,018 shares )	15,115,977 shares )	24,493,164 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	247

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities ($ Thousands)

March 31, 2017 (Unaudited)

	Conservative Income Fund	Tax-Free Conservative Income Fund
Assets:
Investments, at value†	$199,810	$151,403
Affiliated investments, at value††	35	—
Repurchase agreements†	2,000	—
Cash and cash equivalents	—	41
Due from Broker	—	—
Cash pledged as collateral on swap contracts	—	—
Cash pledged as collateral on futures contracts	—	—
Foreign currency, at value†††	—	—
Receivable for fund shares sold	382	160
Dividends and Interest receivable	196	720
Receivable for investment securities sold	—	—
Unrealized gain on forward foreign currency contracts	—	—
Unrealized gain on foreign spot currency contracts	—	—
OTC Swap contracts, at value††††	—	—
Options purchased, at value†††††	—	—
Foreign tax reclaim receivable	—	—
Receivable for variation margin	—	—
Receivable from investment adviser	25	—
Prepaid expenses	2	1
Total Assets	202,450	152,325
Liabilities:
Payable for fund shares redeemed	476	506
Income distribution payable	54	17
Shareholder servicing fees payable Class F(1)	17	13
Administration fees payable	11	8
Payable to custodian	3	—
Payable for securities sold short@	—	—
Payable for investment securities purchased	—	—
OTC Swap contracts, at value††††	—	—
Options written, at value†††††	—	—
Reverse repurchase agreements	—	—
Foreign currency payable to custodian, at value†††	—	—
Payable for variation margin	—	—
Unrealized loss on foreign currency spot contracts	—	—
Unrealized loss on forward foreign currency contracts	—	—
Investment advisory fees payable	18	13
Chief Compliance Officer fees payable	—	—
Unfunded commitments on Loan Participations	—	—
Accrued expense payable	35	5
Total Liabilities	614	562
Net Assets	$201,836	$151,763
† Cost of investments and repurchase agreements	$201,779	$151,427
†† Cost of affiliated investments	35	—
††† Cost of foreign currency	—	—
†††† Cost (premiums received)	—	—
††††† Cost (premiums received)	—	—
@ Proceeds from securities sold short	—	—
(1)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

248	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Real Return Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund

$279,251	$642,030	$410,549	$2,000,202	$819,050	$1,022,423	$279,056	$31,971
364	—	102,591	—	—	—	—	—
—	—	—	—	—	—	—	—
—	4,867	104,258	474,076	14,516	148,273	442,340	—
—	9,466	—	—	—	—	—	—
—	8,117	3,885	8,120	25,448	464	2,710	—
—	—	170	68,910	2,144	2,106	6,511	1,005
—	—	—	9,013	87	8	1,521	—
203	674	346	1,788	940	754	679	—
378	673	943	2,657	5,061	2,014	684	—
—	—	28,277	—	15,819	250	88	—
—	8,163	108	6,338	91	430	2,195	—
—	—	23	12	—	10	7	—
—	—	146	3,474	—	25	—	—
—	20	290	—	2,780	394	825	—
—	—	3	140	12	19	—	—
—	310	8	448,634	137	1,307	172	2
—	—	—	—	—	—	—	—
6	10	10	66	11	21	13	4
280,202	674,330	651,607	3,023,430	886,096	1,178,498	736,801	32,982

386	474	534	1,803	712	832	1,174	—
—	—	—	—	377	—	—	—
22	129	107	486	61	174	58	—
48	169	130	582	213	226	186	8
—	—	—	—	—	—	—	—
—	—	119,167	—	208	115,438	—	—
—	—	22,119	—	36,304	575	49	—
—	—	119	6,568	—	524	—	—
—	11	68	—	1,742	—	373	—
—	—	—	—	—	168,042	—	—
—	—	71	—	—	—	—	—
—	347	72	453,664	113	2,218	322	29
—	—	—	17	1	10	7	—
—	8,191	114	6,190	196	720	2,940	—
29	97	220	1,317	242	234	119	16
—	1	1	3	1	1	1	—
—	—	—	—	97	—	—	—
11	30	22	101	110	318	24	2
496	9,449	142,744	470,731	40,377	289,312	5,253	55
$279,706	$664,881	$508,863	$2,552,699	$845,719	$ 889,186	$731,548	$32,927
$277,289	$554,071	$404,948	$1,974,487	$807,872	$1,010,586	$279,740	$31,944
364	—	101,234	—	—	—	—	—
—	—	(70)	9,077	87	8	1,461	—
—	—	(17)	—	—	(660)	—	—
—	281	310	—	311	328	(157)	—
—	—	(113,987)	—	(208)	(113,798)	—	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	249

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities ($ Thousands) (Concluded)

March 31, 2017 (Unaudited)

	Conservative Income Fund		Tax-Free Conservative Income Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$201,805		$151,796
Undistributed (distributions in excess of) net investment income	(1)		(9)
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures contracts, securities sold short, swap contracts and foreign currency	1		—
Net unrealized appreciation (depreciation) on investments and securities sold short	31		(24)
Net unrealized appreciation (depreciation) on option contracts	—		—
Net unrealized appreciation (depreciation) on futures contracts	—		—
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—
Net unrealized depreciation on swap contracts	—		—
Net Assets	$201,836		$151,763
Net Asset Value, Offering and Redemption Price Per Share — Class F(1)	$10.00		$10.00
	($182,875,279 ÷ 18,284,715 shares	)	($148,035,591 ÷ 14,806,960 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.00		$10.00
	($18,961,054 ÷ 1,895,720 shares	)	($3,727,239 ÷ 372,651 shares	)
(1)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

250	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund

$280,282		$567,295		$511,382	$2,696,168	$833,811	$ 999,569	$728,561	$31,401
1,257		399		(942)	(41,250)	1,887	(7,909)	(687)	(93)
(3,795)		9,064		(3,116)	(142,560)	(1,879)	(106,365)	2,906	1,314
1,962		87,959		1,778	25,715	11,178	10,197	(684)	27
—		(272)		(88)	—	727	66	609	—
—		464		(2)	16,919	166	(5,544)	1,661	278
—		(28)		(10)	(1,143)	(111)	(355)	(674)	—
—		—		(139)	(1,150)	(60)	(473)	(144)	—
$279,706		$664,881		$508,863	$2,552,699	$845,719	$ 889,186	$731,548	$32,927
$10.17		$11.31		$9.86	$9.60	$10.73	$8.60	$10.10	$10.43
($261,412,244 ÷ 25,697,609 shares	)	($607,657,534 ÷ 53,745,825 shares	)	($506,352,019 ÷ 51,358,727 shares )	($2,316,556,703 ÷ 241,320,697 shares )	($722,530,687 ÷ 67,314,584 shares )	($822,072,577 ÷ 95,601,479 shares )	($680,018,795 ÷ 67,323,285 shares )	($20,636 ÷ 1,979 shares	)
$10.20		$11.32		$9.85	$9.63	$10.73	$8.60	$10.12	$10.47
($18,293,634 ÷ 1,792,807 shares	)	($57,223,799 ÷ 5,056,367 shares	)	($2,511,427 ÷ 254,881 shares )	($236,142,440 ÷ 24,509,735 shares )	($123,188,292 ÷ 11,477,588 shares )	($67,113,882 ÷ 7,802,567 shares )	($51,528,823 ÷ 5,093,664 shares )	($32,905,889 ÷ 3,142,932 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	251

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2017 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$21,003	$15,980	$7,534
Dividends from affiliated investment company(1)	215	82	70
Interest income	—	—	—
Security lending income — net(1) (2)	276	62	5
Less: foreign taxes withheld	(98)	(96)	(22)
Total Investment Income	21,396	16,028	7,587
Expenses:
Investment advisory fees	4,425	2,415	2,785
Administration fees	3,278	2,070	2,089
Shareholder servicing fees Class F(3)	2,655	1,635	1,657
Shareholder servicing fees Class I	—	8	5
Trustees’ fees	17	10	11
Chief compliance officer fees	7	4	4
Administration servicing fees Class I	—	8	5
Printing fees	127	78	77
Professional fees	65	39	40
Custodian/Wire agent fees	60	34	37
Registration fees	41	24	26
Interest expense	—	—	—
Other expenses	27	16	16
Total Expenses	10,702	6,341	6,752
Less:
Waiver of investment advisory fees	(764)	(262)	(441)
Waiver of shareholder servicing fees Class E	—	—	—
Waiver of shareholder servicing fees Class F(3)	(4)	(2)	(2)
Waiver of shareholder servicing fees Class I	—	(1)	(1)
Waiver of administration fees	—	—	(174)
Net Expenses	9,934	6,076	6,134
Net Investment Income (Loss)	11,462	9,952	1,453
Net Realized Gain (Loss) on:
Investments	112,691	36,042	90,879
Futures contracts	134	—	(21)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	60,077	104,492	(22,406)
Futures contracts	67	—	—
Foreign currency translation of other assets and liabilities denominated in foreign currencies	—	—	—
Net Increase in Net Assets Resulting from Operations	$184,431	$150,486	$69,905
(1)	See Note 6 in Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.
(3)	Effective January 31, 2017, Class A Shares have converted to Class F shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

252	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund	Mid-Cap Fund

$29,705	$7,382	$3,007	$3,230	$1,067	$5,182	$953
316	27	56	30	21	53	8
1	3	1	1	1	1	1
85	10	429	317	443	748	18
(158)	—	(9)	(6)	(1)	(10)	—
29,949	7,422	3,484	3,572	1,531	5,974	980

6,768	104	1,875	1,272	1,051	2,452	196
4,549	765	865	587	485	1,132	147
3,940	478	677	458	383	874	120
—	8	—	3	3	—	1
26	5	4	3	2	6	1
10	2	2	1	1	2	—
—	8	—	3	3	—	1
189	38	33	22	18	42	5
142	19	16	11	9	30	3
90	17	15	9	8	18	2
62	11	11	7	5	13	2
—	34	—	—	—	—	—
41	9	9	7	5	11	2
15,817	1,498	3,507	2,383	1,973	4,580	480

(971)	—	(257)	(174)	(192)	(333)	—
—	—	—	—	—	—	—
(5)	(134)	(1)	(1)	(1)	(105)	—
—	(3)	—	—	—	—	—
—	(129)	—	—	—	—	—
14,841	1,232	3,249	2,208	1,780	4,142	480
15,108	6,190	235	1,364	(249)	1,832	500

176,676	3,119	27,729	19,854	8,785	14,821	4,376
861	2,015	(465)	422	(10)	39	62

88,153	55,126	18,639	17,826	18,337	51,551	4,582
(26)	(350)	219	63	—	70	22
—	—	—	—	—	1	—
$280,772	$66,100	$46,357	$39,529	$26,863	$68,314	$9,542

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	253

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2017 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
Investment Income:
Dividends	$20,086	$19,404	$13,432
Dividends from affiliated investment company(3)	56	87	32
Interest income	1	10	1
Security lending income — net(3) (4)	—	—	—
Less: foreign taxes withheld	(98)	(979)	(58)
Total Investment Income	20,045	18,522	13,407
Expenses:
Investment advisory fees	5,282	5,158	3,353
Administration fees	2,420	2,373	1,548
Shareholder servicing fees Class F(5)	1,397	1,832	1,238
Shareholder servicing fees Class I	2	2	—
Trustees’ fees	12	13	8
Chief compliance officer fees	7	5	3
Administration servicing fees Class I	2	2	—
Printing fees	91	93	58
Professional fees	46	47	30
Custodian/Wire agent fees	42	83	29
Registration fees	32	38	22
Overdraft fees	—	12	—
Interest expense	—	—	—
Other expenses	20	31	14
Total Expenses	9,353	9,689	6,303
Less:
Waiver of investment advisory fees	(1,842)	(1,000)	(1,186)
Waiver of shareholder servicing fees Class F(5)	(2)	(2)	(2)
Waiver of shareholder servicing fees Class I	—	—	—
Waiver of shareholder servicing fees Class Y	—	—	—
Waiver of administration fees	—	—	—
Fees paid indirectly(2)	—	—	—
Net Expenses	7,509	8,687	5,115
Net Investment Income	12,536	9,835	8,292
Net Realized Gain (Loss) on:
Investments	49,203	75,341	22,819
Futures contracts	2,126	6,404	563
Foreign currency transactions	(3)	16,030	(9)
Purchased and written options	—	—	—
Swap contracts	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	59,781	(38,082)	44,296
Futures contracts	88	(55)	33
Purchased and written options	—	—	—
Swap contracts	—	—	—
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(50)	1,998	21
Net Increase (Decrease) in Net Assets Resulting from Operations	$123,681	$71,471	$76,015
(1)	Commenced operations on October 17, 2016.
(2)	See Note 5 in Notes to Financial Statements.
(3)	See Note 6 in Notes to Financial Statements.
(4)	Income is from the investment of collateral in an affiliated security.
(5)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

254	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Tax-Managed International Managed Volatility Fund(1)	Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund

$3,767	$3,357	$7	$23	$—	$1,050	$—
16	7	5	98	152	114	—
3	1	1,100	28,876	18,243	53,451	967
—	1	—	265	135	—	—
(353)	—	—	(1)	(2)	—	—
3,433	3,366	1,112	29,261	18,528	54,615	967

768	622	193	2,809	2,216	3,968	100
532	287	124	2,431	1,914	2,033	199
290	194	111	2,396	1,833	1,811	227
—	1	—	11	—	9	—
2	2	1	16	12	13	1
1	1	—	6	5	5	1
—	1	—	11	—	9	—
14	11	5	115	90	92	11
5	5	3	58	45	74	5
10	5	4	55	36	47	3
5	3	3	37	31	30	6
—	—	—	—	—	—	—
—	—	—	—	—	—	—
6	3	33	276	141	117	5
1,633	1,135	477	8,221	6,323	8,208	558

(325)	(81)	(68)	(1,075)	(860)	(710)	—
—	—	(49)	—	(3)	(2)	(136)
—	—	—	(1)	—	(1)	—
—	—	—	—	—	—	—
—	—	(76)	(419)	(313)	(412)	(130)
—	(5)	—	—	—	—	—
1,308	1,049	284	6,726	5,147	7,083	292
2,125	2,317	828	22,535	13,381	47,532	675

(7,079)	5,156	(571)	(15,783)	(21,443)	9,243	2
1,034	—	50	4,828	4,857	—	—
(367)	—	—	1,243	2,402	—	—
—	—	—	392	205	—	—
—	—	—	(1,053)	(209)	619	—

19,100	(12,711)	1,729	(52,208)	(34,557)	27,610	26
28	—	(6)	(1,308)	(925)	—	—
—	—	—	118	59	—	—
—	—	—	5,996	1,831	(184)	—

(4)	—	—	(343)	(176)	—	—
$14,837	$(5,238)	$2,030	$(35,583)	$(34,575)	$84,820	$703

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	255

Statements of Operations/Consolidated Statements of Operations ($ Thousands)

For the six month period ended March 31, 2017 (Unaudited)

	Tax-Free Conservative Income Fund	Real Return Fund	Dynamic Asset Allocation Fund
Investment Income:
Dividends	$—	$—	$6,577
Dividends from affiliated investment company(1)	—	2	—
Interest income	508	2,231	1
Security lending income — net(1) (2)	—	—	—
Less: foreign taxes withheld	—	—	—
Total Investment Income	508	2,233	6,578
Expenses:
Shareholder servicing fees Class F(3)	166	335	678
Administration fees	136	362	889
Investment advisory fees	68	316	1,778
Trustees’ fees	1	2	4
Chief compliance officer fees	—	1	2
Printing fees	8	16	33
Professional fees	4	8	17
Registration fees	4	6	20
Custodian/Wire agent fees	2	8	6
Dividend expense on securities sold short	—	—	—
Interest expense	—	—	—
Proxy fees	—	—	—
Other expenses	4	4	8
Total Expenses	393	1,058	3,435
Less:
Waiver of investment advisory fees	—	(143)	(1,271)
Waiver of shareholder servicing fees Class F(3)	(100)	(201)	—
Waiver of administration fees	(90)	(74)	—
Net Expenses	203	640	2,164
Net Investment Income (Loss)	305	1,593	4,414
Net Realized Gain (Loss) on:
Investments	—	297	(386)
Securities sold short	—	—	—
Affiliated investments	—	—	—
Futures contracts	—	—	2,057
Foreign currency transactions	—	—	6,720
Purchased and written options	—	—	1,479
Swap contracts	—	—	2,241
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(10)	(1,108)	49,492
Securities sold short	—	—	—
Affiliated investments	—	—	—
Futures contracts	—	—	442
Purchased and written options	—	—	(163)
Swap contracts	—	—	(576)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	—	—	2,269
Net Increase (Decrease) in Net Assets Resulting from Operations	$295	$782	$67,989
(1)	See Note 6 in Notes to Financial Statements for additional information.
(2)	Income is from the Investment of collateral in an affiliated security.
(3)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

256	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund

$1,656	$2,355	$1,778	$2,732	$98	$58
147	—	—	—	—	—
1,506	7,243	18,761	7,304	1,352	89
—	—	—	—	—	—
(32)	(23)	—	—	—	—
3,277	9,575	20,539	10,036	1,450	147

641	2,724	841	1,052	835	—
771	3,430	1,176	1,362	1,081	52
3,856	8,987	2,352	2,496	1,441	139
4	18	6	7	5	—
2	7	2	3	2	—
31	134	44	51	40	2
15	68	22	26	20	1
10	63	15	19	15	1
14	42	20	17	6	1
1,645	—	—	617	—	—
—	—	—	721	—	—
—	—	—	212	—	—
17	58	118	51	10	2
7,006	15,531	4,596	6,634	3,455	198

(2,332)	(1,765)	(837)	(954)	(305)	(42)
(21)	—	(505)	—	(501)	—
(385)	—	(166)	(117)	(437)	—
4,268	13,766	3,088	5,563	2,212	156
(991)	(4,191)	17,451	4,473	(762)	(9)

12,889	908	3,115	36,688	483	(33)
(6,664)	—	—	(20,280)	—	—
(147)	—	—	—	—	—
260	14,587	34	(692)	1,340	1,815
608	23,595	718	(222)	4,616	—
(236)	—	(3,729)	(26)	(228)	—
269	(19,538)	631	367	(120)	—

3,958	(18,710)	8,465	(26,917)	(4,249)	7
(2,078)	—	—	(1,259)	—	—
2,285	—	—	—	—	—
(11)	11,783	34	(5,392)	1,831	354
(59)	—	1,149	66	396	—
(379)	376	406	1,838	(398)	—

68	(800)	(335)	1,385	(577)	—
$9,772	$8,010	$27,939	$(9,971)	$2,332	$2,134

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	257

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2017 (Unaudited) and the year ended September 30,

	Large Cap Fund
	10/01/16 to 03/31/17	2016
Operations:
Net investment income	$ 11,462	$ 24,209
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	112,825	(40,384)
Net realized (Loss) on foreign currency transactions	—	—
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	60,144	252,691
Net Increase in Net Assets Resulting from Operations	184,431	236,516
Dividends and Distributions to Shareholders:
Net investment income:
Class E	N/A	N/A
Class F(1)	(9,803)	(22,122)
Class I	N/A	N/A
Class T	N/A	N/A
Class Y	(874)	(2,019)
Net capital gains:
Class E	N/A	N/A
Class F(1)	—	(369,451)
Class I	N/A	N/A
Class T	N/A	N/A
Class Y	—	(25,458)
Total Dividends and Distributions	(10,677)	(419,050)
Capital Share Transactions:(2)
Class E:
Proceeds from shares issued	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
Net increase from Class E transactions	N/A	N/A
Class F(1):
Proceeds from shares issued	275,074	572,117
Reinvestment of dividends & distributions	9,125	355,095
Cost of shares redeemed	(493,875)	(1,000,085)
Net increase (decrease) from Class F transactions	(209,676)	(72,873)
Class I:
Proceeds from shares issued	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
Net decrease from Class I transactions	N/A	N/A
Class Y:
Proceeds from shares issued	16,160	35,851
Reinvestment of dividends & distributions	872	27,475
Cost of shares redeemed	(42,827)	(45,385)
Net increase (decrease) from Class Y transactions	(25,795)	17,941
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(235,471)	(54,932)
Net Increase (Decrease) in Net Assets	(61,717)	(237,466)
Net Assets
Beginning of period	2,402,274	2,639,740
End of period	$2,340,557	$ 2,402,274
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$ 5,836	$ 5,051
(1)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(2)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

258	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund
10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016

$ 9,952	$ 20,665	$ 1,453	$ 932	$ 15,108	$ 33,081	$ 6,190	$ 11,509	$ 235	$ 245
36,042	(38,340)	90,858	(70,590)	177,537	(23,600)	5,134	22,525	27,264	(4,935)
—	—	—	—	—	(1)	—	—	—	—
104,492	146,991	(22,406)	203,284	88,127	297,817	54,776	56,121	18,858	47,891
150,486	129,316	69,905	133,626	280,772	307,297	66,100	90,155	46,357	43,201

N/A	N/A	N/A	N/A	N/A	N/A	(2,525)	(4,549)	N/A	N/A
(9,240)	(18,523)	(1,021)	(440)	(12,784)	(30,096)	(3,133)	(6,553)	(775)	(81)
(37)	(79)	—	—	N/A	N/A	(41)	(110)	N/A	N/A
N/A	N/A	N/A	N/A	—	—	N/A	N/A	N/A	N/A
(443)	(195)	(218)	(18)	(1,135)	(1,885)	(113)	(9)	(110)	(30)

N/A	N/A	N/A	N/A	N/A	N/A	(8,334)	(352)	N/A	N/A
—	(170,943)	—	(247,678)	—	—	(11,171)	(563)	—	(53,729)
—	(838)	—	(854)	N/A	N/A	(182)	(10)	N/A	N/A
N/A	N/A	N/A	N/A	—	—	N/A	N/A	N/A	N/A
—	(3)	—	(3)	—	—	(700)	—	—	(3,378)
(9,720)	(190,581)	(1,239)	(248,993)	(13,919)	(31,981)	(26,199)	(12,146)	(885)	(57,218)

N/A	N/A	N/A	N/A	N/A	N/A	24,164	33,726	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	10,039	4,442	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	(21,017)	(33,888)	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	13,186	4,280	N/A	N/A

85,357	175,232	84,475	213,121	279,597	678,227	97,629	105,268	73,195	152,199
8,665	178,150	958	234,095	11,528	27,092	13,249	6,660	722	47,634
(232,560)	(289,549)	(251,073)	(351,098)	(763,360)	(609,417)	(102,670)	(158,094)	(109,537)	(130,137)
(138,538)	63,833	(165,640)	96,118	(472,235)	95,902	8,208	(46,166)	(35,620)	69,696

324	1,924	325	1,555	N/A	N/A	1,603	5,253	N/A	N/A
29	731	—	627	N/A	N/A	113	71	N/A	N/A
(784)	(3,668)	(969)	(2,584)	N/A	N/A	(1,604)	(7,598)	N/A	N/A
(431)	(1,013)	(644)	(402)	N/A	N/A	112	(2,274)	N/A	N/A

63,775	19,939	61,831	19,291	62,399	69,611	28,561	1,046	3,262	13,098
442	195	218	18	1,095	1,857	745	9	110	3,408
(5,965)	(1,001)	(2,618)	(942)	(22,339)	(20,114)	(1,491)	(411)	(8,252)	(11,825)
58,252	19,133	59,431	18,367	41,155	51,354	27,815	644	(4,880)	4,681
(80,717)	81,953	(106,853)	114,083	(431,080)	147,256	49,321	(43,516)	(40,500)	74,377
60,049	20,688	(38,187)	(1,284)	(164,227)	422,572	89,222	34,493	4,972	60,360

1,328,198	1,307,510	1,446,920	1,448,204	3,625,346	3,202,774	670,972	636,479	588,415	528,055
$1,388,247	$1,328,198	$1,408,733	$1,446,920	$3,461,119	$3,625,346	$ 760,194	$ 670,972	$ 593,387	$588,415
$ 9,943	$ 9,711	$ 1,447	$ 1,233	$ 7,986	$ 6,797	$ 2,926	$ 2,548	$ (234)	$ 416

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	259

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2017 (Unaudited) and the year ended September 30,

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund
	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016
Operations:
Net investment Income (Loss)	$1,364	$2,358	$(249)	$(966)	$1,832	$2,358
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	20,276	(4,387)	8,775	(9,414)	14,860	(1,434)
Net realized Gain (Loss) on foreign currency transactions	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	17,889	39,715	18,337	35,793	51,621	51,653
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—	1	—
Net Increase in Net Assets Resulting from Operations	39,529	37,686	26,863	25,413	68,314	52,577
Dividends and Distributions to Shareholders:
Net investment income:
Class F(3)	(1,300)	(2,620)	—	—	(2,303)	(1,942)
Class I	(7)	(17)	—	—	N/A	N/A
Class Y	(91)	(26)	—	—	(236)	(205)
Net capital gains:
Class F(3)	—	(23,148)	—	—	—	—
Class I	—	(176)	—	—	N/A	N/A
Class Y	—	(1)	—	—	—	—
Total Dividends and Distributions	(1,398)	(25,988)	—	—	(2,539)	(2,147)
Capital Share Transactions:(4)
Class F(3):
Proceeds from shares issued	37,395	91,045	18,731	37,779	115,098	140,278
Reinvestment of dividends & distributions	1,207	24,137	—	—	2,047	1,729
Cost of shares redeemed	(73,637)	(108,797)	(46,219)	(74,997)	(88,019)	(134,198)
Net increase (decrease) from Class F transactions	(35,035)	6,385	(27,488)	(37,218)	29,126	7,809
Class I:
Proceeds from shares issued	169	1,365	134	1,127	N/A	N/A
Reinvestment of dividends & distributions	6	164	—	—	N/A	N/A
Cost of shares redeemed	(656)	(2,458)	(396)	(1,807)	N/A	N/A
Net increase (decrease) from Class I transactions	(481)	(929)	(262)	(680)	N/A	N/A
Class Y:
Proceeds from shares issued	21,669	6,260	11,742	6,390	14,277	20,131
Reinvestment of dividends & distributions	85	26	—	—	223	201
Cost of shares redeemed	(1,439)	(305)	(848)	(296)	(4,956)	(5,900)
Net increase (decrease) from Class Y transactions	20,315	5,981	10,894	6,094	9,544	14,432
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(15,201)	11,437	(16,856)	(31,804)	38,670	22,241
Net Increase (Decrease) in Net Assets	22,930	23,135	10,007	(6,391)	104,445	72,671
Net Assets
Beginning of period	372,465	349,330	321,736	328,127	690,473	617,802
End of period	$395,395	$372,465	$331,743	$321,736	$794,918	$690,473
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$1,071	$1,105	$(1,150)	$(901)	$386	$1,093
(1)	Commenced operations on October 17, 2016.
(2)	Includes realized losses of $24,125($ Thousands) due to in-kind transactions (See Note 13).
(3)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(4)	See Note 7 in Notes to Financial Statements for additional information.
(5)	Includes redemptions as a result of in-kind transfer of securities (see Note 13).

N/A — Not applicable. Shares currently not offered.

Amounts designated as “— ” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

260	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund(1)
10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	2017

$ 500	$ 1,045	$ 12,536	$ 24,083	$ 9,835	$ 29,649	$ 8,292	$ 16,234	$ 2,125

4,438	(12)	51,329	46,522	81,745	28,510 (2)	23,382	13,937	(6,045)
—	—	(3)	66	16,030	880	(9)	(21)	(367)
4,604	9,570	59,869	97,201	(38,137)	163,880	44,329	90,442	19,128
—	—	(50)	10	1,998	(2,264)	21	(7)	(4)
9,542	10,603	123,681	167,882	71,471	220,655	76,015	120,585	14,837

(303)	(1,316)	(8,195)	(16,243)	(46,339)	(121,131)	(8,035)	(15,355)	(10)
(2)	(11)	(12)	(22)	(41)	(66)	N/A	N/A	N/A
(3)	(3)	(4,134)	(7,953)	(3,425)	(4,789)	(357)	(291)	(3)

(698)	(14,310)	(31,901)	(49,368)	(59,143)	(30,756)	(24,946)	(37,938)	(90)
(6)	(133)	(56)	(78)	(58)	(17)	N/A	N/A	N/A
(6)	(3)	(13,880)	(19,030)	(4,213)	(1,174)	(1,096)	(8)	(1)
(1,018)	(15,776)	(58,178)	(92,694)	(113,219)	(157,933)	(34,434)	(53,592)	(104)

30,320	45,846	175,785	485,649	214,073	686,309	115,930	422,637	315,569
813	13,666	35,198	57,534	94,813	142,990	28,608	45,387	83
(15,193)	(60,453)	(269,824)	(422,085)	(663,385)	(1,499,613)*	(370,372)	(269,936)	(41,467)
15,940	(941)	(58,841)	121,098	(354,499)	(670,314)	(225,834)	198,088	274,185

61	104	180	555	117	1,745	N/A	N/A	N/A
8	144	68	100	99	83	N/A	N/A	N/A
(145)	(229)	(167)	(298)	(1,271)	(511)	N/A	N/A	N/A
(76)	19	81	357	(1,055)	1,317	N/A	N/A	N/A

1,065	517	125,708	183,651	60,422	60,214	11,985	36,398	8,760
9	2	17,929	26,906	7,336	5,963	1,170	250	4
(78)	(100)	(110,596)	(144,982)	(16,208)	(66,830)	(6,410)	(3,583)	(248)
996	419	33,041	65,575	51,550	(653)	6,745	33,065	8,516
16,860	(503)	(25,719)	187,030	(304,004)	(669,650)	(219,089)	231,153	282,701
25,384	(5,676)	39,784	262,218	(345,752)	(606,928)	(177,508)	298,146	297,434

89,130	94,806	1,615,168	1,352,950	1,723,671	2,330,599	1,199,495	901,349	—
$114,514	$89,130	$1,654,952	$1,615,168	$1,377,919	$1,723,671	$1,021,987	$1,199,495	$297,434
$ 238	$ 46	$ 5,921	$ 5,726	$ (18,192)	$ 21,778	$ 3,819	$ 3,919	$ 2,112

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	261

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2017 (Unaudited) and the year ended September 30,

	Real Estate Fund		Enhanced Income Fund		Core Fixed Income Fund
	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016
Operations:
Net investment Income (Loss)	$ 2,317	$ 3,204	$ 828	$ 3,995	$ 22,535	$ 48,193
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	5,156	22,656	(521)	(892)	(11,616)	31,083
Net realized Gain (Loss) on foreign currency transactions	—	—	—	—	1,243	(2,737)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	(12,711)	6,545	1,723	1,978	(47,402)	38,869
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—	(343)	388
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,238)	32,405	2,030	5,081	(35,583)	115,796
Dividends and Distributions to Shareholders:
Net investment income:
Class F(2)	(2,066)	(1,492)	(1,495)	(4,041)	(22,590)	(47,320)
Class I	(7)	(5)	(2)	(4)	(93)	(196)
Class Y	(495)	(289)	(140)	(333)	(1,506)	(1,281)
Net capital gains:
Class F(2)	(10,580)	(13,478)	—	—	(38,570)	(22,282)
Class I	(35)	(50)	—	—	(177)	(88)
Class Y	(2,425)	(2,072)	—	—	(2,664)	(251)
Total Dividends and Distributions	(15,608)	(17,386)	(1,637)	(4,378)	(65,600)	(71,418)
Capital Share Transactions:(3)
Class F(2):
Proceeds from shares issued	24,286	53,758	18,254	64,014	183,009	370,267
Reinvestment of dividends & distributions	11,628	13,986	1,325	3,328	55,125	62,831
Cost of shares redeemed	(46,262)	(98,481)	(126,809)	(77,456)	(341,347)	(473,871)
Net increase (decrease) from Class F transactions	(10,348)	(30,737)	(107,230)	(10,114)	(103,213)	(40,773)
Class I:
Proceeds from shares issued	21	51	11	56	2,142	7,030
Reinvestment of dividends & distributions	42	55	2	5	172	181
Cost of shares redeemed	(103)	(224)	(111)	(38)	(3,738)	(10,645)
Net increase (decrease) from Class I transactions	(40)	(118)	(98)	23	(1,424)	(3,434)
Class Y:
Proceeds from shares issued	4,310	20,904	536	9,533	81,249	48,188
Reinvestment of dividends & distributions	2,800	2,288	131	325	4,120	1,528
Cost of shares redeemed	(3,368)	(8,223)	(11,540)	(3,986)	(12,486)	(3,615)
Net increase (decrease) from Class Y transactions	3,742	14,969	(10,873)	5,872	72,883	46,101
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(6,646)	(15,886)	(118,201)	(4,219)	(31,754)	1,894
Net Increase (Decrease) in Net Assets	(27,492)	(867)	(117,808)	(3,516)	(132,937)	46,272
Net Assets
Beginning of period	211,420	212,287	198,624	202,140	2,150,342	2,104,070
End of period	$183,928	$211,420	$ 80,816	$198,624	$2,017,405	$2,150,342
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$ 1,942	$ 2,193	$ 165	$ 974	$ (5,602)	$ (3,948)
(1)	Commenced operations on April 22, 2016
(2)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(3)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “— ” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

262	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

U.S. Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund(1)		Tax-Free Conservative Income Fund(1)		Real Return Fund
10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016

$ 13,381	$ 22,667	$ 47,532	$ 108,548	$ 675	$ 117	$ 305	$ 57	$ 1,593	$ (31)

(16,590)	23,992	9,862	(52,524)	2	1	—	—	297	(745)
2,402	72	—	—	—	—	—	—	—	—

(33,592)	13,681	27,426	128,300	26	5	(10)	(14)	(1,108)	8,054
(176)	(111)	—	—	—	—	—	—	—	—
(34,575)	60,301	84,820	184,324	703	123	295	43	782	7,278

(13,489)	(21,692)	(41,194)	(97,388)	(607)	(82)	(303)	(35)	—	—
N/A	N/A	(201)	(303)	N/A	N/A	N/A	N/A	N/A	N/A
(1,515)	(1,995)	(5,103)	(11,336)	(69)	(35)	(11)	(22)	—	—

(24,147)	(11,458)	(23,294)	(20,752)	(2)	—	—	—	—	—
N/A	N/A	(129)	(14)	N/A	N/A	N/A	N/A	N/A	N/A
(2,464)	(904)	(2,751)	(1,965)	—	—	—	—	—	—
(41,615)	(36,049)	(72,672)	(131,758)	(678)	(117)	(314)	(57)	—	—

647,784	341,832	232,664	557,107	164,053	79,708	154,893	34,618	36,397	101,105
33,826	27,978	58,218	104,534	359	2	216	N/A	—	—
(254,002)	(300,552)	(627,774)	(516,086)	(56,571)	(4,704)	(37,995)	(3,662)	(67,081)	(80,211)
427,608	69,258	(336,892)	145,555	107,841	75,006	117,114	30,956	(30,684)	20,894

N/A	N/A	12,176	17,111	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	329	257	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	(8,110)	(17,757)	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	4,395	(389)	N/A	N/A	N/A	N/A	N/A	N/A

68,535	28,070	22,815	73,327	4,711	33,606	4,591	13,904	1,539	11,568
3,948	2,884	7,800	13,277	68	34	6	22	—	—
(10,385)	(24,672)	(53,917)	(39,455)	(2,616)	(16,845)	(14,797)	—	(12,146)	(8,938)
62,098	6,282	(23,302)	47,149	2,163	16,795	(10,200)	13,926	(10,607)	2,630
489,706	75,540	(355,799)	192,315	110,004	91,801	106,914	44,882	(41,291)	23,524
413,516	99,792	(343,651)	244,881	110,029	91,807	106,895	44,868	(40,509)	30,802

1,302,394	1,202,602	1,938,000	1,693,119	91,807	—	44,868	—	320,215	289,413
$1,715,910	$1,302,394	$1,594,349	$1,938,000	$201,836	$ 91,807	$151,763	$44,868	$279,706	$320,215

$ (1,458)	$ 165	$ 17,881	$ 16,847	$ (1)	$ —	$ (9)	$ —	$ 1,257	$ (336)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	263

Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2017 (Unaudited) and the year ended September 30,

	Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund
	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016
Operations:
Net investment Income (Loss)	$4,414	$6,941	$(991)	$5,182	$(4,191)	$(10,289)
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	5,391	(2,255)	6,371	(8,504)	(4,043)	173,625
Net realized Gain (Loss) on foreign currency transactions	6,720	(3,995)	608	275	23,595	10,203
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	49,195	45,206	3,716	21,870	(6,551)	60,435
Net change in unrealized appreciation (depreciation) on foreign currency transactions	2,269	(2,358)	68	(78)	(800)	(1,282)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,989	43,539	9,772	18,745	8,010	232,692
Dividends and Distributions to Shareholders:
Net investment income:
Class F(1)	(4,937)	(1,545)	(362)	(8,678)	(17,091)	—
Class Y	(539)	(203)	(4)	— *	(2,213)	—
Net capital gains:
Class F(1)	—	—	—	(5,493)	(133,300)	(52,441)
Class Y	—	—	—	— *	(13,339)	(5,687)
Total Dividends and Distributions	(5,476)	(1,748)	(366)	(14,171)	(165,943)	(58,128)
Capital Share Transactions:(2)
Class F(1):
Proceeds from shares issued	113,971	528,103	64,297	171,102	486,610	552,145
Reinvestment of dividends & distributions	4,578	1,436	325	12,521	137,072	48,391
Cost of shares redeemed	(56,915)	(98,390)	(141,398)	(142,145)	(239,670)	(486,245)
Net increase (decrease) from Class F transactions	61,634	431,149	(76,776)	41,478	384,012	114,291
Class Y:
Proceeds from shares issued	10,426	6,305	1,488	4,953	51,563	27,220
Reinvestment of dividends & distributions	539	202	4	—	15,484	5,687
Cost of shares redeemed	(7,532)	(11,889)	(363)	(3,712)	(19,532)	(48,587)
Net increase (decrease) from Class Y transactions	3,433	(5,382)	1,129	1,241	47,515	(15,680)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	65,067	425,767	(75,647)	42,719	431,527	98,611
Net Increase (Decrease) in Net Assets	127,580	467,558	(66,241)	47,293	273,594	273,175
Net Assets
Beginning of period	537,301	69,743	575,104	527,811	2,279,105	2,005,930
End of period	$664,881	$537,301	$508,863	$575,104	$2,552,699	$2,279,105
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$399	$1,461	$(942)	$415	$(41,250)	$(17,755)
*	Includes investment income distributions of $351 and capital gains distributions of $195.
(1)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(2)	See Note 7 in Notes to Financial Statements for additional information

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

264	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund
10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016	10/01/16 to 03/31/17	2016

$17,451	$32,823	$4,473	$6,385	$(762)	$(422)	$(9)	$(131)
51	(8,640)	16,057	(10,310)	1,475	3,682	1,782	197
718	597	(222)	(28)	4,616	1,589	—	—
10,054	24,134	(31,664)	18,621	(2,420)	5,752	361	545
(335)	306	1,385	(2,228)	(577)	(345)	—	—
27,939	49,220	(9,971)	12,440	2,332	10,256	2,134	611

(12,587)	(31,119)	(9,561)	(4,527)	(1,044)	—	—	—
(2,154)	(3,724)	(888)	(590)	(130)	—	(1)	—

—	(6,367)	—	—	(3,588)	(6,779)	—	—
—	(332)	—	—	(279)	(583)	—	—
(14,741)	(41,542)	(10,449)	(5,117)	(5,041)	(7,362)	(1)	—

173,238	216,121	119,468	313,191	126,261	252,346	—	—
10,350	30,116	8,667	3,967	3,619	5,291	—	—
(115,843)	(222,050)	(278,068)	(256,694)	(105,565)	(167,823)	—	—
67,745	24,187	(149,933)	60,464	24,315	89,814	—	—

31,180	69,963	8,901	21,292	5,300	12,540	—	—
2,116	4,001	868	590	409	583	—	—
(9,940)	(12,892)	(30,422)	(16,773)	(5,448)	(12,521)	(11,000)	—
23,356	61,072	(20,653)	5,109	261	602	(11,000)	—
91,101	85,259	(170,586)	65,573	24,576	90,416	(11,000)	—
104,299	92,937	(191,006)	72,896	21,867	93,310	(8,867)	611

741,420	648,483	1,080,192	1,007,296	709,681	616,371	41,794	41,183
$845,719	$741,420	$889,186	$1,080,192	$731,548	$709,681	$32,927	$41,794

$1,887	$(823)	$(7,909)	$(1,933)	$(687)	$1,249	$(93)	$(83)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	265

Consolidated Statement of Cash Flows ($ Thousands)

For the six month period ended March 31, 2017 (Unaudited)

Multi-Asset Inflation Managed Fund
Cash Flows from Operating Activities:
Net decrease in net assets from operations	$(9,971)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchase of Investment Securities	(817,995)
Proceeds from disposition of investment securities	1,093,874
Proceeds from securities sold short	160,229
Purchases to cover securities sold short	(212,275)
Purchased options/purchases to cover written options	(328)
Proceeds from sale of options/expired options	(26)
Net Realized Gain/(Loss) on:
Investments and securities sold short	(16,408)
Options	26
Net Change in Unrealized (Appreciation)/Depreciation on:
Investments and securities sold short	28,176
Options	(66)
Changes in Assets:
Cash collateral on swaps	503
Cash collateral on futures	(303)
Foreign currency, at value	(2)
Receivable for investment securities sold	10,484
Dividends and interest receivable	872
Unrealized gain on foreign currency contracts	(173)
Unrealized gain of foreign spot currency contracts	(5)
OTC swap contracts, at value	(3)
Receivable for variation margin	1,965
Foreign tax reclaim receivable	(4)
Prepaid expenses	(1)
Changes in Liabilities:
Administration fees payable	7
Shareholder servicing fees payable, Class A	(27)
Payable for investment securities purchased	(11,469)
OTC swap contracts, at value	(636)
Payable for variation margin	(424)
Investment advisory fees payable	(48)
Unrealized loss on forward foreign currency contracts	(1,243)
Unrealized loss on foreign currency spot contracts	2
Interest payable	(15)
Due to broker	(1,930)
Accrued expenses payable	125
Net Cash Provided by Operating Activities	222,911
Cash Flows from Financing Activities
Reverse repurchase agreements	(76,281)
Dividends and distributions	(10,449)
Proceeds from shares issued	128,655
Reinvestment of dividends and distributions	9,535
Cost of shares redeemed	(308,843)
Net Cash Used in Financing Activities	(257,383)
Net Change in Cash	(34,472)
Cash and cash equivalents at Beginning of Period	$182,745
Cash and cash equivalents at End of Period	$148,273

The accompanying notes are an integral part of the financial statements.

266	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Financial Highlights

For the period ended March 31, 2017 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class F(2)
2017@	$12.54	$0.06		$1.04	$1.10	$(0.06)	$—	$(0.06)	$13.58	8.78%	$2,190,793	0.89%		0.89%		0.96%		0.99%	65%
2016	13.71	0.12		1.16	1.28	(0.12)	(2.33)	(2.45)	12.54	10.15	2,237,663	0.91	(3)	0.91	(3)	0.99	(3)	1.01	68
2015	15.19	0.11		(0.30)	(0.19)	(0.09)	(1.20)	(1.29)	13.71	(1.73)	2,483,582	0.89		0.89		0.97		0.74	110
2014	13.95	0.09		2.19	2.28	(0.09)	(0.95)	(1.04)	15.19	16.96	2,581,944	0.89		0.89		1.01		0.60	57
2013	12.15	0.12		2.43	2.55	(0.13)	(0.62)	(0.75)	13.95	22.23	2,107,192	0.89		0.89		1.01		0.94	49
2012	10.15	0.10		2.72	2.82	(0.09)	(0.73)	(0.82)	12.15	29.04	1,488,259	0.89		0.89		1.02		0.89	50
Class Y
2017@	$12.55	$0.08		$1.02	$1.10	$(0.07)	$—	$(0.07)	$13.58	8.83%	$149,764	0.64%		0.64%		0.71%		1.24%	65%
2016	13.71	0.16		1.16	1.32	(0.15)	(2.33)	(2.48)	12.55	10.50	164,611	0.66	(3)	0.66	(3)	0.74	(3)	1.26	68
2015(4)	14.62	0.11		(0.94)	(0.83)	(0.08)	—	(0.08)	13.71	(5.74)	156,158	0.64		0.64		0.72		1.03	110
Large Cap Value Fund
Class F(2)
2017@	$21.20	$0.16		$2.29	$2.45	$(0.16)	$—	$(0.16)	$23.49	11.58%	$1,296,447	0.89%		0.89%		0.93%		1.43%	41%
2016	22.35	0.32		1.78	2.10	(0.30)	(2.95)	(3.25)	21.20	10.16	1,300,029	0.91	(3)	0.91	(3)	0.95	(3)	1.56	70
2015	25.71	0.32		(1.72)	(1.40)	(0.25)	(1.71)	(1.96)	22.35	(6.15)	1,300,033	0.89		0.90		0.93		1.29	96
2014	21.94	0.29		3.76	4.05	(0.28)	—	(0.28)	25.71	18.55	1,527,500	0.89		0.89		0.97		1.19	58
2013	18.02	0.28		3.92	4.20	(0.28)	—	(0.28)	21.94	23.55	1,444,929	0.89		0.89		0.97		1.39	55
2012	14.13	0.25		3.89	4.14	(0.25)	—	(0.25)	18.02	29.54	1,344,405	0.89		0.89		0.98		1.51	37
Class I
2017@	$21.21	$0.14		$2.27	$2.41	$(0.13)	$—	$(0.13)	$23.49	11.41%	$6,368	1.11%		1.11%		1.18%		1.21%	41%
2016	22.35	0.28		1.78	2.06	(0.25)	(2.95)	(3.20)	21.21	9.93	6,165	1.13	(3)	1.13	(3)	1.20	(3)	1.33	70
2015	25.71	0.27		(1.72)	(1.45)	(0.20)	(1.71)	(1.91)	22.35	(6.34)	7,477	1.11		1.12		1.18		1.06	96
2014	21.96	0.24		3.75	3.99	(0.24)	—	(0.24)	25.71	18.22	9,499	1.11		1.11		1.22		0.97	58
2013	18.02	0.23		3.95	4.18	(0.24)	—	(0.24)	21.96	23.35	9,412	1.11		1.11		1.22		1.16	55
2012	14.13	0.21		3.89	4.10	(0.21)	—	(0.21)	18.02	29.20	7,668	1.11		1.11		1.23		1.28	37
Class Y
2017@	$21.21	$0.19		$2.27	$2.46	$(0.18)	$—	$(0.18)	$23.49	11.67%	$85,432	0.64%		0.64%		0.68%		1.66%	41%
2016(5)	23.90	0.35		0.16	0.51	(0.25)	(2.95)	(3.20)	21.21	2.88	22,004	0.66	(3)	0.66	(3)	0.70	(3)	1.89	70
Large Cap Growth Fund
Class F(2)
2017@	$29.74	$0.03		$1.51	$1.54	$(0.02)	$—	$(0.02)	$31.26	5.19%	$1,319,428	0.89%		0.89%		0.98%		0.20%	64%
2016	32.22	0.02		3.02	3.04	(0.01)	(5.51)	(5.52)	29.74	9.77	1,421,656	0.91	(3)	0.91	(3)	1.00	(3)	0.06	93
2015	33.82	0.08		0.97	1.05	(0.05)	(2.60)	(2.65)	32.22	2.87	1,442,646	0.89		0.89		0.98		0.24	110
2014	30.28	0.09		4.25	4.34	(0.09)	(0.71)	(0.80)	33.82	14.51	1,550,723	0.89		0.89		1.02		0.26	61
2013	25.57	0.08		4.73	4.81	(0.10)	—	(0.10)	30.28	18.89	1,433,284	0.89		0.89		1.02		0.28	69
2012	19.77	0.05		5.78	5.83	(0.03)	—	(0.03)	25.57	29.47	1,354,774	0.89		0.90		1.03		0.19	88
Class I
2017@	$29.17	$—		$1.47	$1.47	$—	$—	$—	$30.64	5.04%	$4,329	1.11%		1.11%		1.23%		(0.02)%	64%
2016	31.75	(0.04)		2.97	2.93	—	(5.51)	(5.51)	29.17	9.54	4,783	1.13	(3)	1.13	(3)	1.25	(3)	(0.15)	93
2015	33.40	0.01		0.96	0.97	(0.02)	(2.60)	(2.62)	31.75	2.65	5,558	1.11		1.11		1.23		0.02	110
2014	29.93	0.01		4.21	4.22	(0.04)	(0.71)	(0.75)	33.40	14.28	7,245	1.11		1.11		1.27		0.05	61
2013	25.28	0.02		4.68	4.70	(0.05)	—	(0.05)	29.93	18.62	8,324	1.11		1.11		1.27		0.06	69
2012	19.57	—	*	5.71	5.71	—	—	—	25.28	29.18	8,549	1.11		1.12		1.28		(0.02)	88
Class Y
2017@	$29.80	$0.06		$1.51	$1.57	$(0.08)	$—	$(0.08)	$31.29	5.29%	$84,976	0.64%		0.64%		0.73%		0.39%	64%
2016(5)	34.91	0.07		0.36	0.43	(0.03)	(5.51)	(5.54)	29.80	1.58	20,481	0.66	(3)	0.66	(3)	0.75	(3)	0.25	93

@	For the six-month period ended March 31, 2017. All ratios for the period have been annualized.
*	Amount represents less than $0.01 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(5)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—“ are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	267

Financial Highlights

For the period ended March 31, 2017 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Large Cap Fund
Class F(2)
2017@	$20.74	$1.28	$0.56	$1.84	$(0.08)	$—	$(0.08)	$22.50	8.91%	$3,202,912	0.89%		0.89%		0.95%		0.87%	51%
2016	19.13	0.19	1.60	1.79	(0.18)	—	(0.18)	20.74	9.42	3,427,251	0.91	(3)	0.91	(3)	1.00	(3)	0.95	89
2015	19.64	0.14	(0.52)	(0.38)	(0.13)	—	(0.13)	19.13	(1.99)	3,072,983	0.89		0.89		0.98		0.70	85
2014	16.81	0.12	2.84	2.96	(0.13)	—	(0.13)	19.64	17.63	3,089,839	0.89		0.89		1.02		0.65	39
2013	13.88	0.15	2.94	3.09	(0.16)	—	(0.16)	16.81	22.47	2,407,951	0.89		0.89		1.02		1.00	42
2012	10.80	0.12	3.07	3.19	(0.11)	—	(0.11)	13.88	29.70	1,882,834	0.89		0.89		1.03		0.96	53
Class Y
2017@	$20.75	$0.01	$1.86	$1.87	$(0.11)	$—	$(0.11)	$22.51	9.04%	$258,207	0.64%		0.64%		0.70%		1.13%	51%
2016	19.13	0.24	1.61	1.85	(0.23)	—	(0.23)	20.75	9.75	198,095	0.66	(3)	0.66	(3)	0.75	(3)	1.20	89
2015(4)	20.46	0.15	(1.38)	(1.23)	(0.10)	—	(0.10)	19.13	(6.04)	129,791	0.64		0.64		0.73		1.00	85
S&P 500 Index Fund
Class E
2017@	$53.68	$0.51	$4.73	$5.24	$(0.48)	$(1.59)	$(2.07)	$56.85	9.99%	$307,490	0.25%		0.25%		0.29%		1.88%	11%
2016	47.54	0.95	6.18	7.13	(0.92)	(0.07)	(0.99)	53.68	15.14	277,242	0.27	(3)	0.27	(3)	0.32	(3)	1.88	10
2015	53.30	0.87	(0.99)	(0.12)	(0.95)	(4.69)	(5.64)	47.54	(0.77)	242,962	0.25		0.25		0.29		1.67	12
2014	46.45	0.89	7.94	8.83	(0.91)	(1.07)	(1.98)	53.30	19.42	2,070,624	0.25		0.25		0.29		1.76	10
2013	39.79	0.85	6.65	7.50	(0.84)	—	(0.84)	46.45	19.11	2,365,696	0.25		0.25		0.29		1.99	6
2012	31.17	0.71	8.54	9.25	(0.63)	—	(0.63)	39.79	29.97	2,580,512	0.25		0.25		0.29		1.92	18
Class F(2)
2017@	$53.32	$0.46	$4.70	$5.16	$(0.43)	$(1.59)	$(2.02)	$56.46	9.90%	$416,085	0.43%		0.43%		0.54%		1.70%	11%
2016	47.23	0.86	6.13	6.99	(0.83)	(0.07)	(0.90)	53.32	14.93	386,477	0.45	(3)	0.45	(3)	0.57	(3)	1.69	10
2015	53.00	0.77	(0.99)	(0.22)	(0.86)	(4.69)	(5.55)	47.23	(0.97)	385,743	0.43		0.43		0.54		1.51	12
2014	46.20	0.79	7.91	8.70	(0.83)	(1.07)	(1.90)	53.00	19.23	394,132	0.43		0.43		0.54		1.58	10
2013	39.60	0.76	6.61	7.37	(0.77)	—	(0.77)	46.20	18.87	352,589	0.43		0.43		0.54		1.78	6
2012	31.03	0.64	8.51	9.15	(0.58)	—	(0.58)	39.60	29.74	294,234	0.43		0.43		0.54		1.76	18
Class I
2017@	$53.58	$0.41	$4.72	$5.13	$(0.35)	$(1.59)	$(1.94)	$56.77	9.78%	$6,962	0.65%		0.65%		0.79%		1.49%	11%
2016	47.46	0.76	6.15	6.91	(0.72)	(0.07)	(0.79)	53.58	14.67	6,473	0.67	(3)	0.67	(3)	0.82	(3)	1.49	10
2015	53.22	0.66	(0.99)	(0.33)	(0.74)	(4.69)	(5.43)	47.46	(1.19)	7,774	0.65		0.65		0.79		1.28	12
2014	46.38	0.68	7.94	8.62	(0.71)	(1.07)	(1.78)	53.22	18.95	7,962	0.65		0.65		0.79		1.35	10
2013	39.73	0.67	6.65	7.32	(0.67)	—	(0.67)	46.38	18.60	7,577	0.65		0.65		0.79		1.58	6
2012	31.12	0.56	8.54	9.10	(0.49)	—	(0.49)	39.73	29.46	8,500	0.65		0.65		0.79		1.53	18
Class Y
2017@	$53.33	$0.49	$4.71	$5.20	$(0.48)	$(1.59)	$(2.07)	$56.46	10.00%	$29,657	0.25%		0.25%		0.29%		1.79%	11%
2016(5)	51.04	0.87	2.25	3.12	(0.76)	(0.07)	(0.83)	53.33	6.19	780	0.28	(3)	0.28	(3)	0.32	(3)	1.88	10
Small Cap Fund
Class F(2)
2017@	$11.61	$—	$1.02	$1.02	$(0.02)	$—	$(0.02)	$12.61	8.77%	$557,623	1.14%		1.14%		1.23%		0.07%	68%
2016	11.99	—	0.88	0.88	—	(1.26)	(1.26)	11.61	7.76	550,556	1.16	(3)	1.16	(3)	1.26	(3)	0.03	104
2015	13.01	(0.01)	0.04	0.03	—	(1.05)	(1.05)	11.99	(0.24)	495,245	1.14		1.14		1.22		(0.11)	137
2014	13.32	(0.03)	0.61	0.58	— *	(0.89)	(0.89)	13.01	4.38	483,282	1.14		1.14		1.28		(0.24)	72
2013	10.62	0.01	3.25	3.26	(0.05)	(0.51)	(0.56)	13.32	32.40	410,780	1.14		1.14		1.28		0.08	72
2012	9.51	0.01	2.67	2.68	(0.01)	(1.56)	(1.57)	10.62	29.93	254,051	1.14		1.15		1.28		0.08	114
Class Y
2017@	$11.66	$0.02	$1.01	$1.03	$(0.04)	$—	$(0.04)	$12.65	8.83%	$35,764	0.89%		0.89%		0.98%		0.31%	68%
2016	12.01	0.03	0.89	0.92	(0.01)	(1.26)	(1.27)	11.66	8.08	37,859	0.91	(3)	0.91	(3)	1.01	(3)	0.28	104
2015(4)	12.89	0.01	(0.89)	(0.88)	—	—	—	12.01	(6.83)	32,810	0.89		0.89		0.98		0.11	137

@	For the six-month period ended March 31, 2017. All ratios for the period have been annualized.
*	Amount represents less than $0.01 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares have converted to Class F shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(5)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—“ are $0 or have been rounded to $0.

268	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Financial Highlights

For the period ended March 31, 2017 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Value Fund
Class F(2)
2017@	$22.75	$0.08	$2.34	$2.42	$(0.09)	$—	$(0.09)	$25.08	10.63%	$364,019	1.14%		1.14%		1.23%		0.67%	69%
2016	21.80	0.14	2.27	2.41	(0.15)	(1.31)	(1.46)	22.75	11.60	362,348	1.17	(3)	1.17	(3)	1.26	(3)	0.63	87
2015	23.97	0.13	(0.19)	(0.06)	(0.15)	(1.96)	(2.11)	21.80	(0.76)	345,594	1.14		1.14		1.23		0.56	87
2014	23.24	0.12	0.95	1.07	(0.14)	(0.20)	(0.34)	23.97	4.54	374,828	1.14		1.14		1.27		0.49	52
2013	18.23	0.17	5.03	5.20	(0.19)	—	(0.19)	23.24	28.73	391,113	1.14		1.14		1.28		0.84	51
2012	14.26	0.11	4.02	4.13	(0.16)	—	(0.16)	18.23	29.04	405,106	1.14		1.15		1.28		0.64	53
Class I
2017@	$22.57	$0.05	$2.32	$2.37	$(0.06)	$—	$(0.06)	$24.88	10.51%	$2,698	1.36%		1.36%		1.48%		0.44%	69%
2016	21.64	0.09	2.25	2.34	(0.10)	(1.31)	(1.41)	22.57	11.34	2,910	1.39	(3)	1.39	(3)	1.51	(3)	0.40	87
2015	23.81	0.08	(0.19)	(0.11)	(0.10)	(1.96)	(2.06)	21.64	(0.99)	3,736	1.36		1.36		1.48		0.34	87
2014	23.09	0.07	0.93	1.00	(0.08)	(0.20)	(0.28)	23.81	4.29	4,179	1.36		1.36		1.52		0.27	52
2013	18.10	0.11	5.02	5.13	(0.14)	—	(0.14)	23.09	28.51	5,308	1.36		1.36		1.53		0.55	51
2012	14.15	0.07	3.99	4.06	(0.11)	—	(0.11)	18.10	28.78	4,368	1.36		1.37		1.53		0.42	53
Class Y
2017@	$22.76	$0.13	$2.32	$2.45	$(0.11)	$—	$(0.11)	$25.10	10.81%	$28,678	0.89%		0.89%		0.98%		1.05%	69%
2016(4)	22.95	0.18	1.09	1.27	(0.15)	(1.31)	(1.46)	22.76	6.04	7,207	0.92	(3)	0.92	(3)	1.02	(3)	0.91	87
Small Cap Growth Fund
Class F(2)
2017@	$28.86	$(0.02)	$2.51	$2.49	$—	$—	$—	$31.35	8.63%	$310,328	1.11%		1.11%		1.23%		(0.16)%	53%
2016	26.60	(0.08)	2.34	2.26	—	—	—	28.86	8.50	312,240	1.14	(3)	1.14	(3)	1.26	(3)	(0.31)	124
2015	25.95	(0.14)	0.79	0.65	—	—	—	26.60	2.50	325,353	1.11		1.11		1.23		(0.48)	131
2014	24.63	(0.15)	1.47	1.32	— *	—	— *	25.95	5.36	335,849	1.11		1.11		1.28		(0.57)	70
2013	18.57	(0.02)	6.16	6.14	(0.08)	—	(0.08)	24.63	33.21	353,097	1.11		1.11		1.28		(0.08)	81
2012	14.20	(0.02)	4.39	4.37	—	—	—	18.57	30.77	300,972	1.11		1.12		1.28		(0.13)	110
Class I
2017@	$27.83	$(0.06)	$2.42	$2.36	$—	$—	$—	$30.19	8.48%	$2,168	1.36%		1.36%		1.48%		(0.41)%	53%
2016	25.71	(0.14)	2.26	2.12	—	—	—	27.83	8.25	2,253	1.39	(3)	1.39	(3)	1.51	(3)	(0.56)	124
2015	25.15	(0.20)	0.76	0.56	—	—	—	25.71	2.23	2,774	1.36		1.36		1.48		(0.73)	131
2014	23.93	(0.21)	1.43	1.22	—	—	—	25.15	5.10	2,968	1.36		1.36		1.52		(0.82)	70
2013	18.04	(0.07)	5.99	5.92	(0.03)	—	(0.03)	23.93	32.86	3,384	1.36		1.36		1.53		(0.35)	81
2012	13.82	(0.06)	4.28	4.22	—	—	—	18.04	30.54	2,650	1.36		1.37		1.53		(0.38)	110
Class Y
2017@	$28.93	$0.01	$2.52	$2.53	$— *	$—	$— *	$31.46	8.75%	$19,247	0.86%		0.86%		0.98%		0.03%	53%
2016(4)	27.72	(0.02)	1.23	1.21	—	—	—	28.93	4.37	7,243	0.89	(3)	0.89	(3)	1.01	(3)	(0.08)	124
Tax-Managed Small/Mid Cap Fund
Class F(2)
2017@	$18.97	$0.05	$1.74	$1.79	$(0.07)	$—	$(0.07)	$20.69	9.43%	$733,644	1.11%		1.11%		1.23%		0.47%	94%
2016	17.53	0.06	1.44	1.50	(0.06)	—	(0.06)	18.97	8.55	643,288	1.13	(3)	1.13	(3)	1.25	(3)	0.35	107
2015	17.62	0.02	0.09	0.11	(0.01)	(0.19)	(0.20)	17.53	0.58	589,712	1.11		1.11		1.23		0.12	98
2014	17.10	0.01	1.40	1.41	(0.02)	(0.87)	(0.89)	17.62	8.44	573,175	1.11		1.11		1.28		0.07	61
2013	13.26	0.04	3.86	3.90	(0.06)	—	(0.06)	17.10	29.54	486,216	1.11		1.11		1.28		0.30	67
2012	10.39	0.03	2.88	2.91	(0.04)	—	(0.04)	13.26	28.09	336,339	1.11		1.12		1.28		0.24	67
Class Y
2017@	$18.98	$0.07	$1.74	$1.81	$(0.09)	$—	$(0.09)	$20.70	9.54%	$61,274	0.89%		0.89%		0.98%		0.69%	94%
2016	17.55	0.10	1.44	1.54	(0.11)	—	(0.11)	18.98	8.79	47,185	0.91	(3)	0.91	(3)	1.00	(3)	0.58	107
2015(5)	18.52	0.05	(1.01)	(0.96)	(0.01)	—	(0.01)	17.55	(5.17)	28,090	0.89		0.89		0.98		0.32	98

@	For the six-month period ended March 31, 2017. All ratios for the period have been annualized.
*	Amount represents less than $0.01 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.
(5)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
Amounts	designated as “—“ are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	269

Financial Highlights

For the period ended March 31, 2017 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Mid-Cap Fund
Class F(2)
2017@	$24.00	$0.13	$2.38	$2.51	$(0.08)	$(0.19)	$(0.27)	$26.24	10.53%	$112,098	0.98%		0.98%		0.98%		1.02%	60%
2016	25.08	0.27	2.86	3.13	(0.34)	(3.87)	(4.21)	24.00	14.10	87,780	1.01	(3)	1.01	(3)	1.01	(3)	1.16	115
2015	27.53	0.17	0.12	0.29	(0.07)	(2.67)	(2.74)	25.08	0.67	93,923	0.98		0.98		0.98		0.63	175
2014	24.64	0.04	3.65	3.69	(0.06)	(0.74)	(0.80)	27.53	15.28	93,705	1.02		1.02		1.03		0.16	66
2013	19.30	0.11	5.37	5.48	(0.14)	—	(0.14)	24.64	28.52	107,487	1.02		1.02		1.03		0.52	108
2012	14.99	0.09	4.32	4.41	(0.10)	—	(0.10)	19.30	29.50	85,119	1.02		1.02		1.04		0.53	81
Class I
2017@	$23.96	$0.10	$2.40	$2.50	$(0.06)	$(0.19)	$(0.25)	$26.21	10.47%	$860	1.20%		1.20%		1.23%		0.79%	60%
2016	25.04	0.22	2.85	3.07	(0.28)	(3.87)	(4.15)	23.96	13.84	871	1.24	(3)	1.24	(3)	1.27	(3)	0.97	115
2015	27.52	0.10	0.12	0.22	(0.03)	(2.67)	(2.70)	25.04	0.43	883	1.20		1.20		1.23		0.38	175
2014	24.64	(0.02)	3.65	3.63	(0.01)	(0.74)	(0.75)	27.52	15.01	1,144	1.26		1.26		1.28		(0.08)	66
2013	19.30	0.06	5.37	5.43	(0.09)	—	(0.09)	24.64	28.20	1,558	1.26		1.26		1.28		0.27	108
2012	14.99	0.05	4.32	4.37	(0.06)	—	(0.06)	19.30	29.21	1,088	1.26		1.26		1.29		0.28	81
Class Y
2017@	$24.01	$0.17	$2.38	$2.55	$(0.11)	$(0.19)	$(0.30)	$26.26	10.70%	$1,556	0.73%		0.73%		0.73%		1.38%	60%
2016(4)	26.61	0.30	1.29	1.59	(0.32)	(3.87)	(4.19)	24.01	7.56	479	0.78	(3)	0.78	(3)	0.78	(3)	1.43	115
U.S. Managed Volatility Fund
Class F(2)
2017@	$17.04	$0.12	$1.18	$1.30	$(0.12)	$(0.49)	$(0.61)	$17.73	7.80%	$1,111,572	1.00%		1.00%		1.23%		1.46%	22%
2016	16.23	0.25	1.62	1.87	(0.26)	(0.80)	(1.06)	17.04	12.01	1,126,685	1.02	(3)	1.02	(3)	1.25	(3)	1.53	43
2015	17.50	0.25	0.60	0.85	(0.25)	(1.87)	(2.12)	16.23	4.61	959,241	1.00		1.00		1.23		1.47	58
2014	16.09	0.23	2.62	2.85	(0.23)	(1.21)	(1.44)	17.50	18.68	1,001,565	1.00		1.00		1.27		1.38	71
2013	13.96	0.27	2.25	2.52	(0.27)	(0.12)	(0.39)	16.09	18.39	851,119	1.00		1.00		1.27		1.78	39
2012	11.49	0.22	2.45	2.67	(0.20)	—	(0.20)	13.96	23.41	635,298	1.00		1.00		1.28		1.72	48
Class I
2017@	$17.03	$0.10	$1.17	$1.27	$(0.10)	$(0.49)	$(0.59)	$17.71	7.60%	$2,087	1.25%		1.25%		1.48%		1.22%	22%
2016	16.21	0.21	1.62	1.83	(0.21)	(0.80)	(1.01)	17.03	11.76	1,928	1.27	(3)	1.27	(3)	1.50	(3)	1.28	43
2015	17.47	0.21	0.60	0.81	(0.20)	(1.87)	(2.07)	16.21	4.43	1,469	1.25		1.25		1.48		1.22	58
2014	16.07	0.19	2.61	2.80	(0.19)	(1.21)	(1.40)	17.47	18.35	1,280	1.25		1.25		1.52		1.13	71
2013	13.93	0.23	2.25	2.48	(0.22)	(0.12)	(0.34)	16.07	18.10	1,230	1.25		1.25		1.52		1.52	39
2012	11.47	0.22	2.41	2.63	(0.17)	—	(0.17)	13.93	23.08	709	1.25		1.25		1.53		1.62	48
Class Y
2017@	$17.05	$0.15	$1.17	$1.32	$(0.14)	$(0.49)	$(0.63)	$17.74	7.93%	$541,293	0.75%		0.75%		0.98%		1.73%	22%
2016	16.24	0.29	1.62	1.91	(0.30)	(0.80)	(1.10)	17.05	12.28	486,555	0.77	(3)	0.77	(3)	1.00	(3)	1.78	43
2015(5)	16.51	0.22	(0.35)	(0.13)	(0.14)	—	(0.14)	16.24	(1.97)	392,240	0.75		0.75		0.99		1.73	58

@	For the six-month period ended March 31, 2017. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.
(5)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “—“ are $0 or have been rounded to $0.

270	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Financial Highlights

For the period ended March 31, 2017 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Global Managed Volatility Fund
Class F(2)
2017@	$11.51	$0.07	$0.47		$0.54	$(0.32)	$(0.42)	$(0.74)	$11.31	5.03%	$1,222,805	1.11%	1.11%	1.24%	1.20%	32%
2016	10.83	0.17	1.20		1.37	(0.55)	(0.14)	(0.69)	11.51	13.08	1,618,549	1.13 (3)	1.13 (3)	1.25 (3)	1.50	58
2015	11.41	0.20	0.47		0.67	(0.57)	(0.68)	(1.25)	10.83	5.87	2,234,776	1.11	1.11	1.23	1.75	52
2014	11.00	0.20	1.24		1.44	(0.50)	(0.53)	(1.03)	11.41	13.97	1,799,842	1.11	1.11	1.28	1.84	68
2013	9.80	0.23	1.22		1.45	(0.25)	—	(0.25)	11.00	15.12	1,399,316	1.11	1.11	1.28	2.09	60
2012	8.53	0.20	1.07		1.27	—	—	—	9.80	14.89	928,141	1.11	1.11	1.30	2.19	48
Class I
2017@	$11.29	$0.05	$0.46		$0.51	$(0.28)	$(0.42)	$(0.70)	$11.10	4.85%	$1,630	1.36%	1.36%	1.48%	1.01%	32%
2016	10.62	0.15	1.18		1.33	(0.52)	(0.14)	(0.66)	11.29	12.97	2,734	1.38 (3)	1.38 (3)	1.51 (3)	1.41	58
2015	11.23	0.17	0.44		0.61	(0.54)	(0.68)	(1.22)	10.62	5.43	1,301	1.36	1.36	1.48	1.50	52
2014	10.84	0.17	1.23		1.40	(0.48)	(0.53)	(1.01)	11.23	13.78	1,034	1.36	1.36	1.53	1.59	68
2013	9.66	0.20	1.21		1.41	(0.23)	—	(0.23)	10.84	14.91	954	1.36	1.36	1.54	1.85	60
2012	8.44	0.22	1.00		1.22	—	—	—	9.66	14.45	320	1.36	1.36	1.55	2.32	48
Class Y
2017@	$11.55	$0.09	$0.46		$0.55	$(0.35)	$(0.42)	$(0.77)	$11.33	5.10%	$153,484	0.87%	0.87%	0.99%	1.68%	32%
2016	10.85	0.21	1.20		1.41	(0.57)	(0.14)	(0.71)	11.55	13.49	102,388	0.88 (3)	0.88 (3)	1.01 (3)	1.86	58
2015(4)	10.73	0.19	(0.07)		0.12	—	—	—	10.85	1.12	94,522	0.86	0.86	0.99	2.23	52
Tax-Managed Managed Volatility Fund
Class F(2)
2017@	$14.74	$0.12	$1.03		$1.15	$(0.11)	$(0.39)	$(0.50)	$15.39	7.97%	$976,251	1.00%	1.00%	1.23%	1.59%	10%
2016	13.88	0.22	1.41		1.63	(0.21)	(0.56)	(0.77)	14.74	12.24	1,162,478	1.02 (3)	1.02 (3)	1.25 (3)	1.52	32
2015	14.14	0.20	0.64		0.84	(0.20)	(0.90)	(1.10)	13.88	5.92	901,026	1.00	1.00	1.23	1.40	49
2014	12.70	0.19	1.94		2.13	(0.18)	(0.51)	(0.69)	14.14	17.33	765,744	1.00	1.00	1.28	1.38	58
2013	11.28	0.22	1.75		1.97	(0.22)	(0.33)	(0.55)	12.70	18.24	621,530	1.00	1.00	1.27	1.86	28
2012	9.77	0.18	1.87		2.05	(0.16)	(0.38)	(0.54)	11.28	21.70	442,074	1.00	1.00	1.28	1.71	30
Class Y
2017@	$14.74	$0.14	$1.04		$1.18	$(0.13)	$(0.39)	$(0.52)	$15.40	8.18%	$45,736	0.75%	0.75%	0.98%	1.87%	10%
2016	13.89	0.26	1.40		1.66	(0.25)	(0.56)	(0.81)	14.74	12.42	37,017	0.77 (3)	0.77 (3)	1.01 (3)	1.81	32
2015(5)	14.25	0.11	(0.42	)(6)	(0.31)	(0.05)	—	(0.05)	13.89	(2.17)	323	0.81	0.81	1.06	1.77	49
Tax-Managed International Managed Volatility Fund
Class F(2)
2017(7)	$10.00	$0.08	$0.44		$0.52	$—	$—	$—	$10.52	5.24%	$288,428	1.11%	1.11%	1.39%	1.77%	30%
Class Y
2017(7)	$10.00	$0.14	$0.39		$0.53	$(0.01)	$—	$(0.01)	$10.52	5.29%	$9,006	0.86%	0.86%	1.14%	3.05%	30%

@	For the six-month period ended March 31, 2017. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(5)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.
(6)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.
(7)	Commenced operations on October 17, 2016. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	271

Financial Highlights

For the period ended March 31, 2017 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Estate Fund
Class F(2)
2017@	$19.37	$0.21	$(0.69)		$(0.48)	$(0.23)	$(1.24)	$(1.47)	$17.42	(2.29)%	$146,696	1.14%		1.14%		1.23%		2.37%	44%
2016	17.96	0.29	2.69		2.98	(0.16)	(1.41)	(1.57)	19.37	17.13	174,178	1.16	(3)	1.16	(3)	1.25	(3)	1.54	84
2015	17.05	0.08	1.87		1.95	(0.26)	(0.78)	(1.04)	17.96	11.44	193,006	1.14		1.14		1.23		0.42	51
2014	15.42	0.29	1.64		1.93	(0.30)	—	(0.30)	17.05	12.63	226,780	1.14		1.14		1.28		1.76	57
2013	14.97	0.14	0.50		0.64	(0.19)	—	(0.19)	15.42	4.30	207,876	1.14		1.14		1.27		0.91	74
2012	11.67	0.08	3.34		3.42	(0.12)	—	(0.12)	14.97	29.44	191,484	1.14		1.14		1.28		0.55	68
Class I
2017@	$19.35	$0.19	$(0.69)		$(0.50)	$(0.21)	$(1.24)	$(1.45)	$17.40	(2.42)%	$548	1.36%		1.36%		1.48%		2.12%	44%
2016	17.94	0.25	2.69		2.94	(0.12)	(1.41)	(1.53)	19.35	16.90	651	1.38	(3)	1.38	(3)	1.50	(3)	1.33	84
2015	17.03	0.03	1.87		1.90	(0.21)	(0.78)	(0.99)	17.94	11.16	720	1.36		1.36		1.48		0.17	51
2014	15.39	0.25	1.64		1.89	(0.25)	—	(0.25)	17.03	12.33	622	1.36		1.36		1.52		1.51	57
2013	14.93	0.10	0.51		0.61	(0.15)	—	(0.15)	15.39	4.09	565	1.36		1.36		1.52		0.65	74
2012	11.64	0.05	3.33		3.38	(0.09)	—	(0.09)	14.93	29.16	606	1.36		1.36		1.53		0.33	68
Class Y
2017@	$19.38	$0.23	$(0.70)		$(0.47)	$(0.25)	$(1.24)	$(1.49)	$17.42	(2.22)%	$36,684	0.89%		0.89%		0.98%		2.64%	44%
2016	17.96	0.32	2.72		3.04	(0.21)	(1.41)	(1.62)	19.38	17.49	36,591	0.92	(3)	0.92	(3)	1.01	(3)	1.64	84
2015(4)	19.00	0.08	(0.65	)(5)	(0.57)	(0.14)	(0.33)	(0.47)	17.96	(2.97)	18,561	0.89		0.89		0.98		0.54	51
Enhanced Income Fund
Class F(2)
2017@	$7.49	$0.06	$0.10		$0.16	$(0.09)	$—	$(0.09)	$7.56	2.15%	$74,205	0.60%		0.60%		1.02%		1.72%	42%
2016	7.46	0.15	0.04		0.19	(0.16)	—	(0.16)	7.49	2.60	181,059	0.63	(3)	0.63	(3)	1.04	(3)	1.96	90
2015	7.60	0.14	(0.13)		0.01	(0.15)	—	(0.15)	7.46	0.07	190,645	0.60		0.60		1.02		1.82	89
2014	7.61	0.14	(0.01)		0.13	(0.14)	—	(0.14)	7.60	1.69	230,910	0.60		0.60		1.05		1.78	106
2013	7.57	0.16	0.03		0.19	(0.15)	—	(0.15)	7.61	2.50	194,821	0.60		0.60		1.05		2.08	170
2012	7.36	0.18	0.20		0.38	(0.17)	—	(0.17)	7.57	5.30	161,037	0.60		0.60		1.05		2.41	198
Class I
2017@	$7.47	$0.05	$0.11		$0.16	$(0.08)	$—	$(0.08)	$7.55	2.14%	$157	0.85%		0.85%		1.17%		1.44%	42%
2016	7.45	0.13	0.03		0.16	(0.14)	—	(0.14)	7.47	2.20	255	0.88	(3)	0.88	(3)	1.29	(3)	1.71	90
2015	7.58	0.12	(0.12)		—	(0.13)	—	(0.13)	7.45	(0.06)	232	0.85		0.85		1.26		1.54	89
2014	7.59	0.12	(0.01)		0.11	(0.12)	—	(0.12)	7.58	1.44	376	0.85		0.85		1.30		1.53	106
2013	7.56	0.14	0.02		0.16	(0.13)	—	(0.13)	7.59	2.17	368	0.85		0.85		1.30		1.85	170
2012	7.36	0.15	0.21		0.36	(0.16)	—	(0.16)	7.56	4.93	69	0.85		0.85		1.30		2.11	198
Class Y
2017@	$7.48	$0.07	$0.11		$0.18	$(0.10)	$—	$(0.10)	$7.56	2.37%	$6,454	0.46%		0.46%		0.76%		1.86%	42%
2016	7.46	0.16	0.03		0.19	(0.17)	—	(0.17)	7.48	2.61	17,310	0.49	(3)	0.49	(3)	0.79	(3)	2.11	90
2015(4)	7.51	0.11	(0.08)		0.03	(0.08)	—	(0.08)	7.46	0.44	11,264	0.46		0.46		0.77		1.89	89

@	For the six-month period ended March 31, 2017. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(5)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

272	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Financial Highlights

For the period ended March 31, 2017 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class F(2)
2017@	$11.71	$0.12	$(0.32)		$(0.20)	$(0.13)	$(0.23)	$(0.36)	$11.15	(1.65)%	$1,870,541	0.67%		0.67%		0.82%		2.19%	192%
2016	11.47	0.26	0.37		0.63	(0.27)	(0.12)	(0.39)	11.71	5.64	2,070,113	0.69	(3)	0.69	(3)	0.88	(3)	2.29	336
2015	11.47	0.27	—		0.27	(0.27)	—	(0.27)	11.47	2.36	2,068,581	0.67		0.67		0.86		2.32	350
2014	11.20	0.29	0.28		0.57	(0.30)	—	(0.30)	11.47	5.14	2,041,268	0.67		0.67		0.85		2.59	343
2013	11.64	0.30	(0.42)		(0.12)	(0.32)	—	(0.32)	11.20	(1.09)	1,904,623	0.67		0.67		0.85		2.57	342
2012	11.14	0.33	0.61		0.94	(0.35)	(0.09)	(0.44)	11.64	8.67	2,172,794	0.67		0.67		0.85		2.93	349
Class I
2017@	$11.70	$0.11	$(0.31)		$(0.20)	$(0.12)	$(0.23)	$(0.35)	$11.15	(1.67)%	$7,452	0.89%		0.89%		1.07%		1.97%	192%
2016	11.46	0.24	0.36		0.60	(0.24)	(0.12)	(0.36)	11.70	5.41	9,313	0.91	(3)	0.91	(3)	1.13	(3)	2.07	336
2015	11.46	0.24	0.01		0.25	(0.25)	—	(0.25)	11.46	2.14	12,504	0.89		0.89		1.11		2.10	350
2014	11.19	0.27	0.27		0.54	(0.27)	—	(0.27)	11.46	4.91	10,488	0.89		0.89		1.08		2.38	343
2013	11.63	0.27	(0.42)		(0.15)	(0.29)	—	(0.29)	11.19	(1.31)	14,128	0.89		0.89		1.10		2.34	342
2012	11.13	0.31	0.61		0.92	(0.33)	(0.09)	(0.42)	11.63	8.44	14,944	0.89		0.89		1.10		2.71	349
Class Y
2017@	$11.71	$0.14	$(0.31)		$(0.17)	$(0.15)	$(0.23)	$(0.38)	$11.16	(1.44)%	$139,412	0.42%		0.42%		0.56%		2.48%	192%
2016	11.47	0.29	0.37		0.66	(0.30)	(0.12)	(0.42)	11.71	5.90	70,916	0.44	(3)	0.44	(3)	0.63	(3)	2.55	336
2015(4)	11.47	0.08	—		0.08	(0.08)	—	(0.08)	11.47	0.69	22,985	0.42		0.42		0.63		2.66	350
U.S. Fixed Income Fund
Class F(2)
2017@	$10.58	$0.08	$(0.30)		$(0.22)	$(0.11)	$(0.17)	$(0.28)	$10.08	(2.25)%	$1,563,565	0.66%		0.66%		0.81%		1.64%	238%
2016	10.38	0.19	0.32		0.51	(0.20)	(0.11)	(0.31)	10.58	4.94	1,205,262	0.68	(3)	0.68	(3)	0.88	(3)	1.81	401
2015	10.33	0.20	0.08		0.28	(0.21)	(0.02)	(0.23)	10.38	2.67	1,113,602	0.66		0.66		0.86		1.92	313
2014	10.15	0.21	0.18		0.39	(0.21)	—	(0.21)	10.33	3.91	1,098,480	0.66		0.66		0.86		2.02	345
2013	10.84	0.19	(0.36)		(0.17)	(0.21)	(0.31)	(0.52)	10.15	(1.61)	1,022,233	0.66		0.66		0.86		1.85	319
2012	10.70	0.25	0.44		0.69	(0.27)	(0.28)	(0.55)	10.84	6.68	898,450	0.66		0.66		0.87		2.34	322
Class Y
2017@	$10.58	$0.10	$(0.34)		$(0.24)	$(0.09)	$(0.17)	$(0.26)	$10.08	(2.12)%	$152,345	0.41%		0.41%		0.56%		1.89%	238%
2016	10.38	0.21	0.32		0.53	(0.22)	(0.11)	(0.33)	10.58	5.20	97,132	0.43	(3)	0.43	(3)	0.63	(3)	2.06	401
2015(5)	10.44	0.17	(0.06	)(6)	0.11	(0.17)	—	(0.17)	10.38	1.03	89,000	0.41		0.41		0.61		2.16	313

@	For the six-month period ended March 31, 2017. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on June 30, 2015. All ratios for the period have been annualized.
(5)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(6)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	273

Financial Highlights/Consolidated Financial Highlights

For the period ended March 31, 2017 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
Class F(2)
2017@	$7.18	$0.21	$0.16	$0.37	$(0.20)	$(0.12)	$(0.32)	$7.23	5.28%	$1,411,609	0.89%		0.89%		1.03%		5.81%	34%
2016	7.01	0.42	0.26	0.68	(0.42)	(0.09)	(0.51)	7.18	10.44	1,737,907	0.91	(3)	0.91	(3)	1.10	(3)	6.16	56
2015	7.70	0.42	(0.65)	(0.23)	(0.42)	(0.04)	(0.46)	7.01	(3.21)	1,548,778	0.89		0.89		1.08		5.61	56
2014	7.68	0.43	0.06‡	0.49	(0.43)	(0.04)	(0.47)	7.70	6.49	1,707,482	0.89		0.89		1.12		5.47	73
2013	7.59	0.48	0.07	0.55	(0.46)	—	(0.46)	7.68	7.39	1,989,355	0.89		0.89		1.12		6.13	74
2012	6.92	0.53	0.68	1.21	(0.51)	(0.03)	(0.54)	7.59	18.04	1,752,357	0.89		0.89		1.12		7.23	65
Class I
2017@	$6.93	$0.19	$0.17	$0.36	$(0.19)	$(0.12)	$(0.31)	$6.98	5.25%	$5,600	1.11%		1.11%		1.26%		5.52%	34%
2016	6.78	0.40	0.23	0.63	(0.39)	(0.09)	(0.48)	6.93	9.95	1,078	1.14	(3)	1.14	(3)	1.36	(3)	6.01	56
2015	7.48	0.39	(0.67)	(0.28)	(0.38)	(0.04)	(0.42)	6.78	(3.91)	1,026	1.11		1.11		1.32		5.31	56
2014	7.49	0.40	0.03	0.43	(0.40)	(0.04)	(0.44)	7.48	5.81	3,794	1.11		1.11		1.37		5.24	73
2013	7.40	0.45	0.07	0.52	(0.43)	—	(0.43)	7.49	7.19	38,849	1.11		1.11		1.38		6.07	74
2012	6.82	0.50	0.59	1.09	(0.48)	(0.03)	(0.51)	7.40	16.54	14,161	1.11		1.11		1.38		6.91	65
Class Y
2017@	$7.18	$0.22	$0.16	$0.38	$(0.21)	$(0.12)	$(0.33)	$7.23	5.41%	$177,140	0.64%		0.64%		0.78%		6.06%	34%
2016	7.01	0.44	0.26	0.70	(0.44)	(0.09)	(0.53)	7.18	10.72	199,015	0.66	(3)	0.66	(3)	0.85	(3)	6.42	56
2015(4)	7.44	0.33	(0.44)	(0.11)	(0.32)	—	(0.32)	7.01	(1.75)	143,315	0.64		0.64		0.83		5.94	56
Conservative Income Fund
Class F(2)
2017@	$10.00	$0.03	$—	$0.03	$(0.03)	$— *	$(0.03)	$10.00	0.32%	$182,875	0.30%		0.30%		0.58%		0.67%	—%
2016(5)	10.00	0.02	—	0.02	(0.02)	— *	(0.02)	10.00	0.16	75,011	0.30	(3)	0.30	(3)	0.61	(3)	0.37	—
Class Y
2017@	$10.00	$0.04	$—	$0.04	$(0.04)	$— *	$(0.04)	$10.00	0.37%	$18,961	0.20%		0.20%		0.33%		0.76%	—%
2016(5)	10.00	0.02	—	0.02	(0.02)	— *	(0.02)	10.00	0.20	16,796	0.20	(3)	0.20	(3)	0.36	(3)	0.47	—
Tax-Free Conservative Income Fund
Class F(2)
2017@	$10.00	$0.02	$—	$0.02	$(0.02)	$—	$(0.02)	$10.00	0.23%	$148,036	0.30%		0.30%		0.58%		0.44%	—%
2016(5)	10.00	0.01	—	0.01	(0.01)	—	(0.01)	10.00	0.12	30,946	0.30	(3)	0.30	(3)	0.60	(3)	0.27	—
Class Y
2017@	$10.00	$0.03	$—	$0.03	$(0.03)	$—	$(0.03)	$10.00	0.27%	$3,727	0.20%		0.20%		0.33%		0.60%	—%
2016(5)	10.00	0.02	—	0.02	(0.02)	—	(0.02)	10.00	0.16	13,922	0.20	(3)	0.20	(3)	0.35	(3)	0.37	—

@	For the six-month period ended March 31, 2017. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
*	Amount represents less than $0.01 per share.
‡	Includes redemption fees of $0.03 per share.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(5)	Commenced operations on April 22, 2016. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

274	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Financial Highlights/Consolidated Financial Highlights

For the period ended March 31, 2017 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Return Fund
Class F(2)
2017@	$10.14	$0.06	$(0.03)	$0.03	$—	$—	$—	$10.17	0.30%	$261,412	0.45%		0.45%		0.75%		1.10%	24%
2016	9.91	—	0.23	0.23	—	—	—	10.14	2.32	291,380	0.47	(3)	0.47	(3)	0.82	(3)	(0.02)	38
2015	10.08	(0.10)	(0.06)	(0.16)	(0.01)	—	(0.01)	9.91	(1.57)	263,888	0.45		0.45		0.80		(1.01)	37
2014	10.19	0.05	(0.08)	(0.03)	(0.04)	(0.04)	(0.08)	10.08	(0.30)	284,944	0.45		0.45		0.84		0.51	34
2013	10.67	0.05	(0.23)	(0.18)	(0.06)	(0.24)	(0.30)	10.19	(1.72)	308,821	0.45		0.45		0.84		0.48	72
2012	10.60	0.05	0.23	0.28	(0.14)	(0.07)	(0.21)	10.67	2.66	283,646	0.45		0.45		0.85		0.48	137
Class Y
2017@	$10.17	$0.06	$(0.03)	$0.03	$—	$—	$—	$10.20	0.29%	$18,294	0.35%		0.35%		0.50%		1.18%	24%
2016	9.92	0.01	0.24	0.25	—	—	—	10.17	2.52	28,835	0.37	(3)	0.37	(3)	0.57	(3)	0.07	38
2015(4)	9.91	(0.02)	0.03	0.01	—	—	—	9.92	0.10	25,525	0.35		0.35		0.55		(0.27)	37
Dynamic Asset Allocation Fund
Class F(2)
2017@	$10.18	$0.08	$1.15	$1.23	$(0.10)	$—	$(0.10)	$11.31	12.12%	$607,657	0.75%		0.75%		1.18%		1.47%	2%
2016	9.09	0.14	0.99	1.13	(0.04)	—	(0.04)	10.18	12.39	488,778	0.77	(3)	0.77	(3)	1.21	(3)	1.42	7
2015(5)	10.00	0.03	(0.94)	(0.91)	—	—	—	9.09	(9.10)	21,514	0.75		0.75		1.25		1.62	2
Class Y
2017@	$10.20	$0.09	$1.15	$1.24	$(0.12)	$—	$(0.12)	$11.32	12.23%	$57,224	0.50%		0.50%		0.93%		1.72%	2%
2016	9.09	0.16	0.99	1.15	(0.04)	—	(0.04)	10.20	12.67	48,523	0.52	(3)	0.52	(3)	0.96	(3)	1.66	7
2015(5)	10.00	0.03	(0.94)	(0.91)	—	—	—	9.09	(9.10)	48,229	0.50		0.50		0.96		1.97	2
Multi-Strategy Alternative Fund
Class F(2)
2017@	$9.67	$(0.02)	$0.22	$0.20	$(0.01)	$—	$(0.01)	$9.86	2.04%	$506,352	1.66%		1.66%		2.72%		(0.39)%	120%
2016	9.60	0.09	0.23	0.32	(0.15)	(0.10)	(0.25)	9.67	3.40	573,752	1.12	(3)(6)	1.12	(3)(6)	2.39	(3)(6)	0.95	149
2015	10.05	0.19	(0.48)	(0.29)	(0.16)	—	(0.16)	9.60	(2.98)	527,792	0.49		0.49		2.08		1.88	35
2014	9.79	0.06	0.28	0.34	(0.08)	—	(0.08)	10.05	3.45	498,090	0.64	(7)	0.64	(7)	2.19	(7)	0.64	72
2013	9.62	0.07	0.15	0.22	(0.05)	—	(0.05)	9.79	2.33	426,733	0.73	(8)	0.73	(8)	2.22	(8)	0.71	139
2012	9.57	0.07	0.17	0.24	(0.19)	—	(0.19)	9.62	2.50	334,914	0.65	(9)	0.65	(9)	2.15	(9)	0.68	44
Class Y
2017@	$9.68	$(0.01)	$0.21	$0.20	$(0.03)	$—	$(0.03)	$9.85	2.10%	$2,511	1.41%		1.41%		2.46%		(0.12)%	120%
2016	9.60	—	0.36	0.36	(0.18)	(0.10)	(0.28)	9.68	3.77	1,352	0.96	(3)(10)	0.96	(3)(10)	2.18	(3)(10)	—	149
2015(11)	9.97	0.04	(0.41)	(0.37)	—	—	—	9.60	(3.71)	19	0.25		0.25		1.83		1.03	35

@	For the six-month period ended March 31, 2017. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(5)	Commenced operations on July 30, 2015. All ratios for the period have been annualized.
(6)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.85%, 0.85%, and 2.12%.
(7)	The expense ratio includes dividend expense and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.58%, 0.58%, and 2.13%.
(8)	The expense ratio includes dividend expense and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.60%, 0.60%, and 2.09%.
(9)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 0.63%, 0.63%, and 2.13%.
(10)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.69%, 0.69%, and 1.91%.
(11)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	275

Financial Highlights/Consolidated Financial Highlights

For the period ended March 31, 2017 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Accumulation Fund
Class F(2)
2017@	$10.31	$(0.02)	$(0.01)	$(0.03)	$(0.07)	$(0.61)	$(0.68)	$9.60	0.06%	$2,316,557	1.17%		1.17%		1.32%		(0.36)%	29%
2016	9.53	(0.05)	1.10	1.05	—	(0.27)	(0.27)	10.31	11.36	2,076,240	1.19	(3)	1.19	(3)	1.35	(3)	(0.50)	55
2015	10.89	(0.09)	(0.28)	(0.37)	(0.11)	(0.88)	(0.99)	9.53	(3.98)	1,803,619	1.17		1.17		1.33		(0.85)	94
2014	10.30	(0.05)	0.96	0.91	— *	(0.32)	(0.32)	10.89	9.11	1,865,846	1.17		1.17		1.38		(0.47)	55
2013	10.51	(0.05)	0.17	0.12	(0.01)	(0.32)	(0.33)	10.30	1.12	1,414,563	1.17		1.17		1.37		(0.52)	104
2012(4)	10.00	(0.02)	0.57	0.55	(0.04)	—	(0.04)	10.51	5.51	959,727	1.17		1.17		1.39		(0.46)	38
Class Y
2017@	$10.36	$(0.01)	$(0.01)	$(0.02)	$(0.10)	$(0.61)	$(0.71)	$9.63	0.08%	$236,142	0.92%		0.92%		1.07%		(0.24)%	29%
2016	9.55	(0.03)	1.11	1.08	—	(0.27)	(0.27)	10.36	11.66	202,865	0.94	(3)	0.94	(3)	1.10	(3)	(0.33)	55
2015(5)	10.11	(0.08)	(0.48)	(0.56)	—	—	—	9.55	(5.54)	202,311	0.92		0.92		1.08		(1.04)	94
Multi-Asset Income Fund
Class F(2)
2017@	$10.56	$0.23	$0.14	$0.37	$(0.20)	$—	$(0.20)	$10.73	3.51%	$722,531	0.80%		0.80%		1.21%		4.43%	44%
2016	10.46	0.50	0.23	0.73	(0.53)	(0.10)	(0.63)	10.56	7.38	643,477	0.82	(3)(6)	0.82	(3)(6)	1.23	(3)(6)	4.85	72
2015	10.60	0.54	(0.19)	0.35	(0.44)	(0.05)	(0.49)	10.46	3.33	615,259	0.85	(7)	0.85	(7)	1.25	(7)	5.06	109
2014	10.60	0.51	0.13 (8)	0.64	(0.47)	(0.17)	(0.64)	10.60	6.19	539,504	0.83	(9)	0.83	(9)	1.27	(9)	4.76	124
2013	10.35	0.67	0.17 (8)	0.84	(0.52)	(0.07)	(0.59)	10.60	8.24	230,356	0.98	(10)	0.98	(10)	1.40	(10)	6.22	89
2012(4)	10.00	0.23	0.30	0.53	(0.18)	—	(0.18)	10.35	5.37	84,499	0.89	(11)	0.89	(11)	1.36	(11)	4.88	25
Class Y
2017@	$10.56	$0.24	$0.13	$0.37	$(0.20)	$—	$(0.20)	$10.73	3.56%	$123,188	0.70%		0.70%		0.96%		4.53%	44%
2016	10.46	0.52	0.22	0.74	(0.54)	(0.10)	(0.64)	10.56	7.49	97,943	0.72	(3)(12)	0.72	(3)(12)	0.98	(3)(12)	5.08	72
2015(5)	10.62	0.45	(0.26)	0.19	(0.35)	—	(0.35)	10.46	1.81	33,224	0.76	(13)	0.76	(13)	1.00	(13)	5.60	109

@	For the six-month period ended March 31, 2017. All ratios for the period have been annualized.
*	Amount represents less than $0.01 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares have converted to Class F shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on April 9, 2012. All ratios for the period have been annualized.
(5)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(6)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.21%.
(7)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.20%.
(8)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.
(9)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.24%.
(10)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.22%.
(11)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.76%, 0.76%, and 1.23%.
(12)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.96%.
(13)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.95%.

Amounts designated as “—” are $0 or have been rounded to $0.

276	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Financial Highlights/Consolidated Financial Highlights

For the period ended March 31, 2017 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Inflation Managed Fund
Class F(2)
2017@	$8.80	$0.04	$(0.14)	$(0.10)	$(0.10)		$—	$(0.10)	$8.60	(1.15)%	$822,072	1.24	%(3)	1.24	%(3)	1.48	%(3)	0.97%	51%
2016	8.75	0.05	0.04	0.09	(0.04)		—	(0.04)	8.80	1.06	990,931	1.23	(3)(4)	1.23	(3)(4)	1.46	(3)(4)	0.59	73
2015	9.39	—	(0.64)	(0.64)	—		—	—	8.75	(6.82)	924,048	1.11	(5)	1.11	(5)	1.34	(5)	(0.05)	115
2014	9.42	0.06	(0.09)	(0.03)	—		—	—	9.39	(0.32)	923,541	1.02	(6)	1.02	(6)	1.30	(6)	0.65	119
2013	10.10	0.06	(0.69)	(0.63)	(0.04)		(0.01)	(0.05)	9.42	(6.27)	766,368	0.93	(7)	0.93	(7)	1.20	(7)	0.59	61
2012(8)	10.00	0.02	0.13	0.15	(0.05	)(9)	—	(0.05)	10.10	1.54	540,255	0.93	(10)	0.93	(10)	1.22	(10)	0.47	19
Class Y
2017@	$8.82	$0.05	$(0.14)	$(0.09)	$(0.13)		$—	$(0.13)	$8.60	(1.10)%	$67,114	0.99%		0.99%		1.23%		1.15%	51%
2016	8.77	0.07	0.04	0.11	(0.06)		—	(0.06)	8.82	1.30	89,261	0.98	(3)(11)	0.98	(3)(11)	1.21	(3)(11)	0.79	73
2015(12)	8.96	0.04	(0.23)	(0.19)	—		—	—	8.77	(2.12)	83,248	0.92	(13)	0.92	(13)	1.15	(13)	0.53	115
Multi-Asset Capital Stability Fund
Class F(2)
2017@	$10.14	$(0.01)	$0.04	$0.03	$(0.02)		$(0.05)	$(0.07)	$10.10	0.29%	$680,019	0.62%		0.62%		0.98%		(0.22)%	52%
2016	10.11	(0.01)	0.16	0.15	—		(0.12)	(0.12)	10.14	1.47	658,185	0.64	(3)	0.64	(3)	1.00	(3)	(0.07)	234
2015	10.25	(0.04)	0.09	0.05	—		(0.19)	(0.19)	10.11	0.57	565,709	0.62		0.62		0.98		(0.39)	227
2014	9.94	(0.01)	0.34	0.33	—		(0.02)	(0.02)	10.25	3.37	541,602	0.62		0.62		1.02		(0.12)	246
2013	10.14	(0.02)	(0.10)	(0.12)	(0.01)		(0.07)	(0.08)	9.94	(1.23)	486,926	0.62		0.62		1.02		(0.22)	410
2012(8)	10.00	(0.01)	0.15	0.14	—	*	—	— *	10.14	1.40	347,861	0.62		0.62		1.02		(0.29)	180
Class Y
2017@	$10.16	$(0.01)	$0.04	$0.03	$(0.02)		$(0.05)	$(0.07)	$10.12	0.39%	$51,529	0.52%		0.52%		0.73%		(0.12)%	52%
2016	10.12	—	0.16	0.16	—		(0.12)	(0.12)	10.16	1.57	51,496	0.54	(3)	0.54	(3)	0.75	(3)	0.02	234
2015(12)	10.06	(0.02)	0.08	0.06	—		—	—	10.12	0.60	50,662	0.52		0.52		0.74		(0.30)	227
Long/Short Alternative Fund
Class F(2)
2017@	$9.79	$(0.02)	$0.66	$0.64	$—		$—	$—	$10.43	6.54%	$21	1.15%		1.15%		1.39%		(0.31)%	77%
2016	9.67	(0.06)	0.18	0.12	—		—	—	9.79	1.24	19	1.17	(3)	1.17	(3)	1.40	(3)	(0.57)	43
2015(14)	10.00	(0.08)	(0.25)	(0.33)	—		—	—	9.67	(3.30)	19	1.14		1.14		1.39		(0.99)	198
Class Y
2017@	$9.81	$—	$0.66	$0.66	$—		$—	$—	$10.47	6.73%	$32,906	0.90%		0.90%		1.14%		(0.06)%	77%
2016	9.67	(0.03)	0.17	0.14	—		—	—	9.81	1.45	41,775	0.92	(3)	0.92	(3)	1.15	(3)	(0.32)	43
2015(15)	10.11	(0.03)	(0.41)	(0.44)	—		—	—	9.67	(4.35)	41,164	0.91		0.91		1.15		(0.81)	198

@	For the six-month period ended March 31, 2017. All ratios for the period have been annualized.
*	Amount represents less than $0.01 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares have converted to Class F Shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%, 0.90%, and 1.14%.
(5)	The expense ratio includes interest and dividend expense. Had this expense been excluded the ratios would have been 0.95%, 0.95%, and 1.18%.
(6)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%, 0.90%, and 1.18%.
(7)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90%, and 1.17%.
(8)	Commenced operations on April 9, 2012. All ratios for the period have been annualized.
(9)	Includes return of capital of $0.04.
(10)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90%, and 1.19%.
(11)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%, 0.65%, and 0.88%.
(12)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(13)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.93%.
(14)	Commenced operations on December 19, 2014. All ratios for the period have been annualized.
(15)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	277

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

March 31, 2017

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 30 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, Multi-Asset Capital Stability and Long/Short Alternative (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Real Estate, Multi-Asset Accumulation, Multi-Asset Inflation Managed and Long/Short Alternative Funds.

The Accumulation Commodity Strategy Subsidiary, Ltd. and Inflation Commodity Strategy Subsidiary, Ltd. are both wholly-owned subsidiaries of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class F shares (formerly Class A shares) of the Funds and Class Y shares of the Funds; Class E shares of the S&P 500 Index Fund; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and its principal strategies and risks.

Tax-Managed International Managed Volatility Fund commenced operations on October 17, 2016.

Effective January 31, 2017, the Trust Class A shares were each re-designated as Class F shares. This share class name change had no impact on any Fund’s operations or investment policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above,

278	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	279

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The Global Managed Volatility Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to

280	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

For the period ended March 31, 2017, there have been no significant changes to the Trust’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of March 31, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Multi-Asset Income Fund

Assets	Fair Value ($ Thousands) at March 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Asset-Backed Security	$865	OAS off 02/28/17 Broker Quote	Broker Quote	101.03

Corporate Obligations	3,443	OAS off 02/28/17 Broker Quotes	Broker Quotes	100 – 103.25

Loan Participations	860	OAS off 03/30/17 Broker Quote	Broker Quote	98
	5,893	Internal Model Prices	Yield Analysis	6.72% – 7.94%
	882	Internal Model Prices	Recovery Rate	103.32

Total Loan Participations	7,635

Common Stock	67	Internal Model Price	Trade Price	1,000

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

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March 31, 2017

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Reverse repurchase agreements outstanding as of March 31, 2017 were as follows:

MULTI-ASSET INFLATION MANAGED FUND

Principal Amount ($ Thousands)	Counterparty		Maturity	Value ($ Thousands)
$(38,306)	Chase Securities	0.72%	4/12/2017	$(38,306)
(38,097)	Chase Securities	0.80%	4/5/2017	(38,097)
(36,977)	Chase Securities	0.80%	4/19/2017	(36,977)
(31,162)	Chase Securities	0.56%	12/31/2050	(31,162)
(21,408)	Chase Securities	0.71%	12/31/2050	(21,408)
(2,092)	Merrill Lynch	0.88%	12/31/2050	(2,092)

				$(168,042)

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund, Multi-Asset Inflation Managed and Dynamic Asset Allocation Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. A Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. A Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation, Multi-Asset Inflation Managed, and Dynamic Asset Allocation Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

282	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2017, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2017, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities

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March 31, 2017

or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2017, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2017, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the

284	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of March 31, 2017, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

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March 31, 2017

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At March 31, 2017, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2017, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Growth Fund
Value Creation	$145,600	8/10/06	8/10/06	$1,491	$57	0.02%

High Yield Bond Fund
Aventine (Escrow Security)	$2,750	11/30/10	11/30/10	$—	$—	0.00%

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Tax-Managed International Managed Volatility, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability, Dynamic Asset Allocation and Long/Short Alternative Funds; are declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Multi-Asset Income and Multi-Asset Capital Stability Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”)

investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

286	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of March 31, 2017, the Core Fixed Income Fund, Multi-Strategy Alternative Fund and the Multi-Asset Inflation Managed Fund are the buyers (“receiving protection”) on a total notional amount of $3.2 million, $13.2 million and $1.5 million, respectively. As of March 31, 2017, the Core Fixed Income Fund, High Yield Bond Fund, Multi-Strategy Alternative Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund are the sellers (“providing protection”) on a total notional amount of $9.1 million, $7.4 million, $7.2 million, $9.9 million and $26.1 million, respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur.

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March 31, 2017

Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$168,492	$168,492
Maximum potential amount of future payments	—	—	—	9,100,000	9,100,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

HIGH YIELD BOND FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$579,442	$579,442
Maximum potential amount of future payments	—	—	—	7,400,000	7,400,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

MULTI-STRATEGY ALTERNATIVE FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$(167,982)	$—	$108,637	$(59,345)
Maximum potential amount of future payments	—	6,224,000	—	1,069,553	7,293,553
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

MULTI-ASSET INFLATION MANAGED FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$14,595	$—	$(1,028,350)	$—	$(1,013,755)
Maximum potential amount of future payments	1,088,254	—	8,881,000	—	9,969,254
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

MULTI-ASSET CAPITAL STABILITY FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$1,406,617	$1,406,617
Maximum potential amount of future payments	—	—	—	26,305,751	26,305,751
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

288	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$9,100,000	$—	$—	$9,100,000
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	—	—
Total	$—	$—	$9,100,000	$—	$—	$9,100,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	(7,400,000)	—	—	(7,400,000)
> than 400	—	—	—	—	—	—
Total	$—	$—	$(7,400,000)	$—	$—	$(7,400,000)

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-STRATEGY ALTERNATIVE FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	6,224,000	—	—	6,224,000
201-300	—	—	1,069,553	—	—	1,069,553
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	—	—
Total	$—	$—	$7,293,553	$—	$—	$7,293,553

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$500,000	$588,254	$—	$—	$—	$1,088,254
101-200	—	—	—	—	—	—
201-300	—	—	—	—	1,305,000	1,305,000
301-400	—	—	—	—	7,576,000	7,576,000
> than 400	—	—	—	—	—	—
Total	$500,000	$588,254	$—	$—	$8,881,000	$9,969,254

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$9,270,000	$2,590,000	$—	$11,860,000
101-200	—	—	2,246,061	502,690	—	2,748,751
201-300	—	—	11,187,000	510,000	—	11,697,000
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	—	—
Total	$—	$—	$22,703,061	$3,602,690	$—	$26,305,751

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	289

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

The fair value of derivative instruments as of March 31, 2017 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$54	*	Net Assets — Unrealized depreciation on futures contracts	$33	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,598		Unrealized loss on forward foreign currency contracts	268

Total Derivatives not accounted for as hedging instruments		$2,652			$301

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$871	*	Net Assets — Unrealized depreciation on futures contracts	$485	*
	Net Assets — Unrealized appreciation on swap contracts	2,473	†	Net Assets — Unrealized depreciation on swap contracts	307	†
	Options purchased, at value	460		Options written, at value	513
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	502		Unrealized loss on forward foreign currency contracts	1,348
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	3	†	Net Assets — Unrealized depreciation on swap contracts	34	†

Total Derivatives not accounted for as hedging instruments		$4,309			$2,687

U.S. Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$279	*	Net Assets — Unrealized depreciation on futures contracts	$233	*
	Net Assets — Unrealized appreciation on swap contracts	1,364	†	Net Assets — Unrealized depreciation on swap contracts	—	†
	Options purchased, at value	271		Options written, at value	271
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	57		Unrealized loss on forward foreign currency contracts	392

Total Derivatives not accounted for as hedging instruments		$1,971			$896

Dynamic Asset Allocation Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$1,046	*	Net Assets — Unrealized depreciation on futures contracts	$582	*
	Options purchased, at value	20		Options written, at value	11
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	8,163		Unrealized loss on forward foreign currency contracts	8,191

Total Derivatives not accounted for as hedging instruments		$9,229			$8,784

290	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Multi-Strategy Alternative Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$18	*	Net Assets — Unrealized depreciation on futures contracts	$22	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	230	†
Equity contracts	Options purchased, at value	290		Options written, at value	68
	Net Assets — Unrealized appreciation on futures contracts	2	*	Net Assets — Unrealized depreciation on futures contracts	—	*
	Net Assets — Unrealized appreciation on swap contracts	132	†	Net Assets — Unrealized depreciation on swap contracts	8	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	108		Unrealized loss on forward foreign currency contracts	114
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	257	†	Net Assets — Unrealized depreciation on swap contracts	290	†

Total Derivatives not accounted for as hedging instruments		$807			$732

Multi-Asset Accumulation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$7,304	*	Net Assets — Unrealized depreciation on futures contracts	$392	*
	Net Assets — Unrealized appreciation on swap contracts	2,520	†	Net Assets — Unrealized depreciation on swap contracts	293	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	9,720	*	Net Assets — Unrealized depreciation on futures contracts	2,959	*
	Net Assets — Unrealized appreciation on swap contracts	2,108	†	Net Assets — Unrealized depreciation on swap contracts	2,601	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	6,338		Unrealized loss on forward foreign currency contracts	6,190
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	8,383	*	Net Assets — Unrealized depreciation on futures contracts	5,137	*
	Net Assets — Unrealized appreciation on swap contracts	790	†	Net Assets — Unrealized depreciation on swap contracts	3,674	†

Total Derivatives not accounted for as hedging instruments		$37,163			$21,246

Multi-Asset Income Fund
Interest rate contracts	Options purchased, at value	$1,393		Options written, at value	$707
	Net Assets — Unrealized appreciation on futures contracts	194	*	Net Assets — Unrealized depreciation on swap contracts	—	*
	Net Assets — Unrealized appreciation on swap contracts	19	†	Net Assets — Unrealized depreciation on swap contracts	79	†
Equity contracts	Options purchased, at value	—		Options written, at value	826
	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	28	*
Foreign exchange contracts	Options purchased, at value	1,387		Options written, at value	209
	Unrealized gain on forward foreign currency contracts	91		Unrealized loss on forward foreign currency contracts	196

Total Derivatives not accounted for as hedging instruments		$3,084			$2,045

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	291

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Multi-Asset Inflation Managed Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—	*	Net Assets — Unrealized depreciation on futures contracts	$88	*
	Net Assets — Unrealized appreciation on swap contracts	1,120	†	Net Assets — Unrealized depreciation on swap contracts	1,118	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	102	†	Net Assets — Unrealized depreciation on futures contracts	206	†
	Options purchased, at value	394
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	430		Unrealized loss on forward foreign currency contracts	720
Commodity contracts	Net Assets — Unrealized appreciation on			Net Assets — Unrealized depreciation on future
	futures contracts	2,077	*	contracts	7,429	*
Credit contracts	Net Assets — Unrealized appreciation on swaps contracts	25	†	Net Assets — Unrealized depreciation on swaps contracts	500	†

Total Derivatives not accounted for as hedging instruments		$4,148			$10,061

Multi-Asset Capital Stability Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$730	*	Net Assets — Unrealized depreciation on futures contracts	$119	*
	Net Assets — Unrealized appreciation on swap contracts	60	†	Net Assets — Unrealized depreciation on swap contracts	312	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	1,132	*	Net Assets — Unrealized depreciation on futures contracts	82	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,195		Unrealized loss on forward foreign currency contracts	2,940
	Options purchased, at value	825		Options written, at value	373
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	133	†	Net Assets — Unrealized depreciation on swap contracts	25	†

Total Derivatives not accounted for as hedging instruments		$5,075			$3,851

Long/Short Alternative Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—	*	Net Assets — Unrealized depreciation on futures contracts	$22	*
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	300	*	Net Assets — Unrealized depreciation on futures contracts	—	*

Total Derivatives not accounted for as hedging instruments		$300			$22

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the period ended March 31, 2017.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$6,404	$—	$—	$6,404
Foreign exchange contracts	—	—	—	16,394	—	16,394
Total	$—	$—	$6,404	$16,394	$—	$22,798
Tax-Managed International Managed Volatility Fund
Equity contracts	$—	$—	$1,034	$—	$—	$1,034
Foreign exchange contracts	—	—	—	347	—	347
Total	$—	$—	$1,034	$347	$—	$1,381

292	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Core Fixed Income Fund
Interest rate contracts	$415	$—	$4,828	$—	$(1,030)	$4,213
Foreign exchange contracts	(23)	—	—	4,121	—	4,098
Credit contracts	—	—	—	—	(23)	(23)
Total	$392	$—	$4,828	$4,121	$(1,053)	$8,288
U.S. Fixed Income Fund
Interest rate contracts	$205	$—	$4,857	$—	$(209)	$4,853
Foreign exchange contracts	—	—	—	1,319	—	1,319
Total	$205	$—	$4,857	$1,319	$(209)	$6,172
Dynamic Asset Allocation Fund
Equity contracts	$—	$—	$2,057	$—	$—	$2,057
Interest rate contracts	—	—	—	—	2,241	2,241
Foreign exchange contracts	1,479	—	—	6,835	—	8,314
Total	$1,479	$—	$2,057	$6,835	$2,241	$12,612
Multi-Strategy Alternative Fund
Credit contracts	$—	$—	$—	$—	$(110)	$(110)
Equity contracts	(236)	—	(147)	—	280	(103)
Interest rate contracts	—	—	407	—	99	506
Foreign exchange contracts	—	—	—	716	—	716
Total	$(236)	$—	$260	$716	$269	$1,009
Multi-Asset Accumulation Fund
Equity contracts	$—	$—	$84,071	$—	$9,838	$93,909
Interest rate contracts	—	—	(66,589)	—	(28,922)	(95,511)
Foreign exchange contracts	—	—	—	25,073	—	25,073
Commodity contracts	—	—	(2,895)	—	(454)	(3,349)
Total	$—	$—	$14,587	$25,073	$(19,538)	$20,122
Multi-Asset Income Fund
Credit contracts	$—	$—	$—	$—	$(17)	$(17)
Equity contracts	(3,729)	—	2,662	—	—	(1,067)
Interest rate contracts	—	—	(2,628)	—	648	(1,980)
Foreign exchange contracts	—	—	—	1,377	—	1,377
Total	$(3,729)	$—	$34	$1,377	$631	$(1,687)
Multi-Asset Inflation Managed Fund
Credit contracts	$—	$—	$—	$—	$(1)	$(1)
Equity contracts	—	—	(1,988)	—	—	(1,988)
Interest rate contracts	(26)	—	585	—	368	927
Foreign exchange contracts	—	—	—	2,391	—	2,391
Commodity contracts	—	—	711	—	—	711
Total	$(26)	$—	$(692)	$2,391	$367	$2,040

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	293

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Capital Stability Fund
Credit contracts	$—	$—	$—	$—	$194	$194
Equity contracts	(177)	—	4,780	—	—	4,603
Interest rate contracts	—	—	(3,440)	—	(314)	(3,754)
Foreign exchange contracts	(51)	—	—	10,038	—	9,987
Total	$(228)	$—	$1,340	$10,038	$(120)	$11,030
Long/Short Alternative Fund
Equity contracts	$—	$—	$1,827	$—	$—	$1,827
Interest rate contracts	—	—	(12)	—	—	(12)
Total	$—	$—	$1,815	$—	$—	$1,815

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$(55)	$—	$—	$(55)
Foreign exchange contracts	—	—	—	2,062	—	2,062
Total	$—	$—	$(55)	$2,062	$—	$2,007
Core Fixed Income Fund
Credit contracts	$—	$—	$—	$—	$(11)	$(11)
Interest rate contracts	118	—	(1,308)	—	6,007	4,817
Foreign exchange contracts	—	—	—	(371)	—	(371)
Total	$118	$—	$(1,308)	$(371)	$5,996	$4,435
U.S. Fixed Income Fund
Interest rate contracts	$59	$—	$(925)	$—	$1,831	$965
Foreign exchange contracts	—	—	—	(176)	—	(176)
Total	$59	$—	$(925)	$(176)	$1,831	$789
Dynamic Asset Allocation Fund
Equity contracts	$(163)	$—	$442	$—	$—	$279
Interest rate contracts	—	—	—	—	(576)	(576)
Foreign exchange contracts	—	—	—	2,269	—	2,269
Total	$(163)	$—	$442	$2,269	$(576)	$1,972
Multi-Strategy Alternative Fund
Credit contracts	$—	$—	$—	$—	$(131)	$(131)
Equity contracts	(59)	—	(3)	—	(5)	(67)
Interest rate contracts	—	—	(8)	—	(243)	(251)
Foreign exchange contracts	—	—	—	72	—	72
Total	$(59)	$—	$(11)	$72	$(379)	$(377)
Multi-Asset Accumulation Fund
Equity contracts	$—	$—	$2,188	$—	$1,150	$3,338
Interest rate contracts	—	—	3,317	—	918	4,235
Foreign exchange contracts	—	—	—	129	—	129
Commodity contracts	—	—	6,278	—	(1,692)	4,586
Total	$—	$—	$11,783	$129	$376	$12,288

294	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Income Fund
Equity contracts	$1,087	$—	$(96)	$—	$—	$991
Interest rate contracts	247	—	130	—	406	783
Foreign exchange contracts	(185)	—	—	(340)	—	(525)
Total	$1,149	$—	$34	$(340)	$406	$1,249
Multi-Asset Inflation Managed Fund
Credit contracts	$—	$—	$—	$—	$(292)	$(292)
Equity contracts	—	—	(11)	—	—	(11)
Interest rate contracts	—	—	121	—	2,130	2,251
Foreign exchange contracts	—	—	—	(138)	—	(138)
Commodity contracts	66	—	(5,502)	—	—	(5,436)
Total	$66	$—	$(5,392)	$(138)	$1,838	$(3,626)
Multi-Asset Capital Stability Fund
Credit contracts	$—	$—	$—	$—	$115	$115
Equity contracts	—	—	1,075	—	—	1,075
Interest rate contracts	—	—	756	—	(513)	243
Foreign exchange contracts	396	—	—	(518)	—	(122)
Total	$396	$—	$1,831	$(518)	$(398)	$1,311
Long/Short Alternative Fund
Equity contracts	$—	$—	$378	$—	$—	$378
Interest rate contracts	—	—	(24)	—	—	(24)
Total	$—	$—	$354	$—	$—	$354

The following table discloses the volume of the Fund’s futures contracts, option contracts, forward foreign currency contracts and swap contracts activity during the period ended March 31, 2017 ($ Thousands):

	Global Managed Volatility Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$46,013	$—	$—	$32,618	$—
Average Notional Balance Short	—	—	—	18,930	1,706
Ending Notional Balance Long	12,621	—	—	69,189	—
Ending Notional Balance Short	—	—	—	51,815	1,418
Interest Rate Contracts
Average Notional Balance Long	—	349,741	146,864	—	1,362
Average Notional Balance Short	—	249,257	136,214	—	9,219
Ending Notional Balance Long	—	385,252	159,111	—	1,362
Ending Notional Balance Short	—	188,455	104,647	—	11,603
Currency Contracts
Average Notional Balance Short	—	2,459	—	—	—
Ending Notional Balance Short	—	2,386	—	—	—
Swaps:
Total Return Contracts
Average Notional Balance Long	—	—	—	—	6,586
Ending Notional Balance Long	—	—	—	—	8,279
Credit Default Contracts
Average Notional Balance Long	—	1,643	—	—	11,953
Average Notional Balance Short	—	1,990	—	—	8,420
Ending Notional Balance Long	—	3,178	—	—	13,207
Ending Notional Balance Short	—	9,100	—	—	7,294
Interest Rate Contracts
Average Notional Balance	—	101,344	26,815	3,655	4,037
Ending Notional Balance	—	98,978	33,024	—	10,817

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	295

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

	Global Managed Volatility Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund
Options:
Equity Contracts
Average Notional Balance Long	$—	$—	$—	$229	$265
Average Notional Balance Short	—	—	—	109	107
Ending Notional Balance Long	—	—	—	535	405
Ending Notional Balance Short	—	—	—	254	95
Interest Rate Contracts
Average Notional Balance Long	—	175	90	—	9
Average Notional Balance Short	—	344	165	—	—
Ending Notional Balance Long	—	360	211	—	—
Ending Notional Balance Short	—	584	290	—	—
Currency Contracts
Average Notional Balance Long	—	—	—	524	—
Forward Exchange Contracts:
Currency Contracts
Average Notional Balance Long	426,574	106,190	18,402	379,868	26,475
Average Notional Balance Short	425,514	105,413	18,149	379,412	26,382
Ending Notional Balance Long	328,790	101,573	22,343	934,709	19,966
Ending Notional Balance Short	326,461	102,419	22,677	934,737	19,949

	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund
Futures Contracts:
Commodity Contracts
Average Notional Balance Long	$412,381	$—	$210,970	$—	$—
Average Notional Balance Short	630	—	24,214	—	—
Ending Notional Balance Long	450,715	—	218,254	—	—
Ending Notional Balance Short	—	—	40,028	—	—
Equity Contracts
Average Notional Balance Long	1,202,578	26,462	30,269	85,267	21,396
Average Notional Balance Short	11,903	—	31,620	—	2,356
Ending Notional Balance Long	1,238,769	28,811	—	109,677	19,570
Ending Notional Balance Short	—	—	39,627	—	—
Interest Rate Contracts
Average Notional Balance Long	1,469,039	76,443	7,111	86,908	3,091
Average Notional Balance Short	19,759	164	56,427	26,317	2,325
Ending Notional Balance Long	1,632,757	72,832	—	120,823	406
Ending Notional Balance Short	19,759	—	55,316	26,317	2,849
Swaps:
Commodity Contracts
Average Notional Balance Long	107,079	—	—	—	—
Ending Notional Balance Long	139,163	—	—	—	—
Total Return Contracts
Average Notional Balance Long	159,889	116,903	—	—	—
Ending Notional Balance Long	182,585	—	—	—	—
Credit Default Contracts
Average Notional Balance Long	—	—	1,723	—	—
Average Notional Balance Short	—	4,500	6,857	16,698	—
Ending Notional Balance Long	—	—	1,485	—	—
Ending Notional Balance Short	—	—	9,969	26,306	—
Interest Rate Contracts
Average Notional Balance	1,028,588	192,742	219,554	16,336	—
Ending Notional Balance	1,036,518	28,972	265,642	30,484	—
Options:
Equity Contracts
Average Notional Balance Long	—	—	—	57	—
Average Notional Balance Short	—	1,447	—	67	—
Ending Notional Balance Short	—	1,491	—	—	—

296	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund
Interest Rate Contracts
Average Notional Balance Long	$—	$1,528	$42	$—	$—
Average Notional Balance Short	—	570	44	—	—
Ending Notional Balance Long	—	1,987	—	—	—
Ending Notional Balance Short	—	808	—	—	—
Commodity Contracts
Average Notional Balance Long	—	—	328	—	—
Ending Notional Balance Long	—	—	328	—	—
Currency Contracts
Average Notional Balance Long	—	625	—	319	—
Average Notional Balance Short	—	—	—	521	—
Ending Notional Balance Long	—	625	—	545	—
Ending Notional Balance Short	—	—	—	702	—
Forward Exchange Contracts:
Currency Contracts
Average Notional Balance Long	1,029,168	18,291	87,110	437,835	—
Average Notional Balance Short	1,026,171	18,244	87,015	434,764	—
Ending Notional Balance Long	964,172	19,789	119,544	320,743	—
Ending Notional Balance Short	964,029	19,845	119,835	321,488	—

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	297

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2017 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
Fund	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Large Cap Fund	$—	$—	$—	$—	$—	$9	$—	$9
Tax-Managed Large Cap Fund	—	—	—	—	—	17	—	17
S&P 500 Index Fund	—	—	—	—	—	38	—	38
Small Cap Fund	—	28	—	28	—	—	—	—
Small Cap Value Fund	—	8	—	8	—	—	—	—
Tax-Managed Small/Mid Cap Fund	—	9	—	9	—	—	—	—
Mid-Cap Fund	—	—	—	—	—	—	—	—
U.S. Managed Volatility Fund	—	—	—	—	—	26	—	26
Global Managed Volatility Fund	—	8	—	8	—	41	—	41
Tax-Managed Managed Volatility Fund	—	—	—	—	—	16	—	16
Tax-Managed International Managed Volatility Fund	—	7	—	7	—	17	—	17
Enhanced Income Fund	—	1	—	1	—	3	—	3
Core Fixed Income Fund	460	453	12	925	513	266	114	893
U.S. Fixed Income Fund	271	165	—	436	271	160	41	472
High Yield Bond Fund	—	7	—	7	—	—	—	—
Dynamic Asset Allocation Fund	20	310	—	330	11	347	—	358
Multi-Strategy Alternative Fund	290	8	—	298	68	5	67	140
Multi-Asset Accumulation Fund	—	448,324	310	448,634	—	453,602	62	453,664
Multi-Asset Income Fund	2,780	108	29	2,917	1,742	64	49	1,855
Multi-Asset Inflation Managed Fund	394	1,154	153	1,701	—	1,279	939	2,218
Multi-Asset Capital Stability Fund	825	155	17	997	373	281	41	695
Long/Short Alternative Fund	—	2	—	2	—	29	—	29

Total Exchange-Traded or Centrally Cleared	$5,040	$450,747	$521	$456,308	$2,978	$456,200	$1,313	$460,491

Securities with an aggregate market value of $42,745 ($ Thousands) have been pledged and $149,529 ($ Thousands) in cash has been received as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2017.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2017 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Brown Brothers Harriman	$2,598	$—	$—	$2,598	$268	$—	$—	$—	$268	$—	$—	$2,330

Total Over the Counter	$2,598	$—	$—	$2,598	$268	$—	$—	$—	$268

298	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$20	$—	$—	$20	$327	$—	$—	$—	$327	$—	$460	$153
Barclays PLC	—	—	—	—	131	—	—	—	131	—	—	(131)
Citigroup	481	—	—	481	884	—	—	—	884	—	44	(359)
Morgan Stanley	1	—	—	1	—	—	—	—	—	—	—	1
UBS	—	—	—	—	6	—	—	—	6	—	1,616	1,610

Total Over the Counter	$502	$—	$—	$502	$1,348	$—	$—	$—	$1,348

	Financial Derivative Assets				Financial Derivative Liabilities
U.S. Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$—	$—	$321	$—	$—	$—	$321	$—	$—	$(321)
Citigroup	57	—	—	57	71	—	—	—	71	—	—	(14)

Total Over the Counter	$57	$—	$—	$57	$392	$—	$—	$—	$392

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$5,747	$—	$—	$5,747	$296	$—	$—	$—	$296	$—	$—	$5,451
Bank of Montreal	238	—	—	238	22	—	—	—	22	—	—	216
BNP Paribas	6	—	—	6	—	—	—	—	—	—	—	6
Citigroup	1,782	—	—	1,782	61	—	—	—	61	—	—	1,721
Goldman Sachs	7	—	—	7	1,361	—	—	—	1,361	—	—	(1,354)
HSBC	2	—	—	2	—	—	—	—	—	—	—	2
JPMorgan Chase Bank	55	20	—	75	1	11	—	—	12	—	—	63
Morgan Stanley	31	—	—	31	5,285	—	—	—	5,285	—	—	(5,254)
Societe Generale	175	—	—	175	227	—	—	—	227	—	—	(52)
Standard Chartered	105	—	—	105	534	—	—	—	534	—	—	(429)
UBS	15	—	—	15	363	—	—	—	363	—	—	(348)
Westpac Banking	—	—	—	—	41	—	—	—	41	—	—	(41)

Total Over the Counter	$8,163	$20	$—	$8,183	$8,191	$11	$—	$—	$8,202

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Strategy Alternative Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$—	$—	$—	$—	$2	$—	$2	$—	$—	$(2)
Citigroup	1	—	—	1	—	—	—	—	—	—	3,135	3,136
Credit Suisse First Boston	10	—	—	10	7	—	—	—	7	—	—	3
Deutsche Bank	14	—	—	14	41	—	111	—	152	—	—	(138)
Merrill Lynch	1	—	—	1	16	—	—	—	16	—	—	(15)
Morgan Stanley	82	—	146	228	50	—	6	—	56	—	750	922

Total Over the Counter	$108	$—	$146	$254	$114	$—	$119	$—	$233

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$1,380	$1,380	$—	$—	$1,251	$—	$1,251	$—	$—	$129
BoA Merrill Lynch	—	—	508	508	—	—	1,821	—	1,821	—	—	(1,313)
Brown Brothers Harriman	140	—	—	140	1,034	—	—	—	1,034	—	—	(894)
Citibank	—	—	154	154	—	—	707	—	707	—	—	(553)
Citigroup	5,028	—	128	5,156	5,107	—	1,146	—	6,253	—	—	(1,097)
JPMorgan Chase Bank	597	—	1,304	1,901	36	—	1,643	—	1,679	—	8,120	8,342
State Street	573	—	—	573	13	—	—	—	13	—	—	560

Total Over the Counter	$6,338	$—	$3,474	$9,812	$6,190	$—	$6,568	$—	$12,758

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	299

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$—	$—	$—	$—	$83	$—	$—	$—	$83	$—	$—	$(83)
Brown Brothers Harriman	—	—	—	—	4	—	—	—	4	—	—	(4)
Citigroup	—	—	—	—	7	—	—	—	7	—	—	(7)
Goldman Sachs	1	—	—	1	60	—	—	—	60	—	—	(59)
JPMorgan Chase Bank	24	—	—	24	7	—	—	—	7	—	—	17
Morgan Stanley	66	—	—	66	—	—	—	—	—	—	—	66
Royal Bank of Scotland	—	—	—	—	35	—	—	—	35	—	—	(35)

Total Over the Counter	$91	$—	$—	$91	$196	$—	$—	$—	$196

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Inflation Managed Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
ANZ	$—	$—	$—	$—	$17	$—	$—	$—	$17	$—	$—	$(17)
Bank of America	6	—	5	11	—	—	—	—	—	—	—	11
Barclays PLC	—	—	—	—	54	—	—	—	54	—	—	(54)
Citibank	—	—	—	—	—	—	80	—	80	—	—	(80)
Citigroup	17	—	8	25	264	—	—	—	264	—	—	(239)
Credit Suisse First Boston	—	—	—	—	107	—	96	—	203	—	—	(203)
Deutsche Bank AG London	49	—	6	55	48	—	89	—	137	—	—	(82)
Goldman Sachs International	133	—	6	139	—	—	235	—	235	—	—	(96)
JPMorgan Chase Bank	211	—	—	211	47	—	24	—	71	—	—	140
HSBC	—	—	—	—	29	—	—	—	29	—	—	(29)
Morgan Stanley	5	—	—	5	151	—	—	—	151	—	464	318
UBS	9	—	—	9	3	—	—	—	3	—	—	6

Total Over the Counter	$430	$—	$25	$455	$720	$—	$524	$—	$1,244

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Capital Stability Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
ANZ	$224	$—	$—	$224	$35	$—	$—	$—	$35	$—	$—	$189
Barclays PLC	134	—	—	134	110	—	—	—	110	—	—	24
BNP Paribas	329	—	—	329	33	—	—	—	33	—	—	296
Brown Brothers Harriman	188	—	—	188	1,045	—	—	—	1,045	—	—	(857)
Citigroup	253	—	—	253	265	12	—	—	277	—	—	(24)
Credit Suisse	78	—	—	78	51	—	—	—	51	—	—	27
Deutsche Bank	131	211	—	342	49	255	—	—	304	—	—	168
Goldman Sachs	73	402	—	475	533	—	—	—	533	—	—	(58)
HSBC	—	—	—	—	4	—	—	—	4	—	—	(4)
JPMorgan Chase Bank	29	163	—	192	203	26	—	—	229	—	—	(37)
Montgomery/Bank of America	77	—	—	77	375	—	—	—	375	—	—	(298)
Morgan Stanley	232	23	—	255	30	48	—	—	78	—	971	1,148
Nomura Securities International	24	—	—	24	—	—	—	—	—	—	—	24
Royal Bank of Scotland	335	26	—	361	156	32	—	—	188	—	—	173
Standard Chartered	88	—	—	88	51	—	—	—	51	—	—	37

Total Over the Counter	$2,195	$825	$—	$3,020	$2,940	$373	$—	$—	$3,313

(1)	Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

300	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Securities with an aggregate market value of $0 ($ Thousands) have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Written Options transactions entered into during the period ended March 31, 2017 are summarized as follows:

Core Fixed Income Fund	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of year	890	$ 468
Written	5,050	1,673
Expired	(2,792)	(849)
Closing buys	(1,608)	(708)
Balance at the end of year	1,540	$ 584

U.S. Fixed Income Fund	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of year	350	$ 184
Written	2,705	865
Expired	(1,432)	(420)
Closing buys	(806)	(339)
Balance at the end of year	817	$ 290

Dynamic Asset Allocation Fund	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	—	$ —
Written	263	254
Balance at the end of period	263	$254

Multi-Strategy Alternative Fund	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of year	187	$ 117
Written	3,982	1,203
Expired	(636)	(63)
Closing buys	(2,767)	(1,162)
Balance at the end of year	766	$ 95

Multi-Asset Income Fund	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of year	434	$ 1,800
Written	8,999	9,558
Closing buys	(2,866)	(9,058)
Balance at the end of year	6,567	$ 2,300

Multi-Asset Capital Stability Fund	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of year	36,631,762	$ 272
Written	109,374,574	1,598
Expired	(77,287,514)	(821)
Closing buys	(24,655,822)	(347)
Balance at the end of year	44,063,000	$ 702

At March 31, 2017 the Funds had cash and/or securities at least equal to the value of written options.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2017 ($ Thousands)	% of Total Net Assets at March 31, 2017
Accumulation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	$ 432,897	17.0%
Inflation Commodity Strategy Subsidiary Ltd.	April 9, 2012	175,991	19.8%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	301

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	Accumulation Commodity Strategy, Ltd. ($ Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($ Thousands)
Investment Income:
Investment Income	$1,435	$394
Net Realized Gain (Loss) on:
Investments	(1)	(7)
Futures Contracts	(3,321)	711
Swap Contracts	(454)	—
Purchased Options	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,781)	(5,580)
Futures Contracts	6,401	(5,502)
Swap Contracts	(1,691)	—
Purchased Options	—	66

Total gains and losses attributed to the Funds’ investment in Subsidiaries	$588	$(9,918)

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. “SIDCo.” is the Distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The waivers by the Funds’ Adviser, Administrator and/ or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class F(1)	0.3900%	0.25%	—	0.89%
Class Y	0.3900%	—	—	0.64%
Large Cap Value Fund
Class F(1)	0.3500%	0.25%	—	0.89%
Class I	0.3500%	0.25%	0.25%	1.11%
Class Y	0.3500%	—	—	0.64%
Large Cap Growth Fund
Class F(1)	0.4000%	0.25%	—	0.89%
Class I	0.4000%	0.25%	0.25%	1.11%
Class Y	0.4000%	—	—	0.64%

302	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Tax-Managed Large Cap Fund
Class F(1)	0.4000%	0.25%	—	0.89%
Class Y	0.4000%	—	—	0.64%
S&P 500 Index Fund
Class F(1)	0.0300%	0.25%	—	0.43%
Class E	0.0300%	—	—	0.25%
Class I	0.0300%	0.25%	0.25%	0.65%
Class Y	0.0300%	—	—	0.25%
Small Cap Fund
Class F(1)	0.6500%	0.25%	—	1.14%
Class Y	0.6500%	—	—	0.89%
Small Cap Value Fund
Class F(1)	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%
Small Cap Growth Fund
Class F(1)	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.86%
Tax-Managed Small/Mid Cap Fund
Class F(1)	0.6500%	0.25%	—	1.11%
Class Y	0.6500%	—	—	0.89%
Mid-Cap Fund
Class F(1)	0.4000%	0.25%	—	0.98%
Class I	0.4000%	0.25%	0.25%	1.20%
Class Y	0.4000%	—	—	0.73%
U.S. Managed Volatility Fund
Class F(1)	0.6500%	0.25%	—	1.00%
Class I	0.6500%	0.25%	0.25%	1.25%
Class Y	0.6500%	—	—	0.75%
Global Managed Volatility Fund
Class F(1)	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.87%
Tax-Managed Managed Volatility Fund
Class F(1)	0.6500%	0.25%	—	1.00%
Class Y	0.6500%	—	—	0.81%
Tax-Managed International Managed Volatility Fund
Class F(1)	0.6500%	—	—	1.11%
Class Y	0.6500%	—	—	0.81%
Real Estate Fund
Class F(1)	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%
Enhanced Income Fund
Class F(1)	0.4000%	0.25%	—	0.60%
Class I	0.4000%	0.25%	0.25%	0.85%
Class Y	0.4000%	—	—	0.46%
Core Fixed Income Fund
Class F(1)	0.2750%	0.25%	—	0.67%
Class I	0.2750%	0.25%	0.25%	0.89%
Class Y	0.2750%	—	—	0.42%
U.S. Fixed Income Fund
Class F(1)	0.2750%	0.25%	—	0.66%
Class Y	0.2750%	—	—	0.41%
High Yield Bond Fund
Class F(1)	0.4875%	0.25%	—	0.89%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	303

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Class I	0.4875%	0.25%	0.25%	1.11%
Class Y	0.4875%	—	—	0.64%
Conservative Income Fund
Class F(1)	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Tax-Free Conservative Income Fund
Class F(1)	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Real Return Fund
Class F(1)	0.2200%	0.25%	—	0.45%
Class Y	0.2200%	—	—	0.35%
Dynamic Asset Allocation Fund
Class F(1)	0.6000%	0.25%	—	0.75%
Class Y	0.6000%	—	—	0.50%
Multi-Strategy Alternative Fund
Class F(1)	1.5000%	0.25%	—	1.09%
Class Y	1.5000%	—	—	0.84%
Multi-Asset Accumulation Fund
Class F(1)	0.7500%	0.25%	—	1.17%
Class Y	0.7500%	—	—	0.92%
Multi-Asset Income Fund
Class F(1)	0.6000%	0.25%	—	0.80%
Class Y	0.6000%	—	—	0.70%
Multi-Asset Inflation Managed Fund
Class F(1)	0.5500%	0.25%	—	0.95%
Class Y	0.5500%	—	—	0.76%
Multi-Asset Capital Stability Fund
Class F(1)	0.4000%	0.25%	—	0.62%
Class Y	0.4000%	—	—	0.52%
Long/Short Alternative Fund
Class F(1)	0.8000%	0.25%	—	1.14%
Class Y	0.8000%	—	—	0.91%

(1)	Effective January 31, 2017, Class A Shares were converted to Class F.

Effective January 1, 2017, the Trust will pay the Administrator the following fees, at the annual rate set forth below calculated based upon the aggregate average daily net assets of the Trust:

	Previous Contractual Fees	Contractual Fees as of January 1, 2017
	3/31/2016-9/30/2016	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Large Cap Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Value Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Growth Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Large Cap Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Value Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Growth Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Small/Mid Cap Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Mid-Cap Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
U.S. Managed Volatility Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Global Managed Volatility Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Managed Volatility Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed International Managed Volatility Fund	—	0.450%	0.3700%	0.2900%	0.2100%	0.130%
Real Estate Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Enhanced Income Fund	0.300%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Core Fixed Income Fund	0.280%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
U.S. Fixed Income Fund	0.280%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
High Yield Bond Fund	0.300%	0.200%	0.1775%	0.1550%	0.1325%	0.110%

304	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

	Previous Contractual Fees	Contractual Fees as of January 1, 2017
	3/31/2016-9/30/2016	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Conservative Income Fund	0.200%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Free Conservative Income Fund	0.200%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Real Return Fund	0.300%	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Dynamic Asset Allocation Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Strategy Alternative Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Accumulation Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Income Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Inflation Managed Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Capital Stability Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Long/Short Alternative Fund	0.300%	0.300%	0.2550%	0.2100%	0.1650%	0.120%

		First $2 Billion	Next $500 Million	Next $500 Million	Over $3 Billion
S&P 500 Index Fund	0.220%	0.220%	0.2100%	0.1650%	0.120%

As of March 31, 2017, SIMC has entered into investment sub-advisory agreements with the following unaffiliated parties:

Investment Sub-Adviser
Large Cap Fund
AQR Capital Management, LLC
BlackRock Investment Management, LLC
Brandywine Global Investment Management, LLC
Coho Partners, Ltd.
Fiera Capital Inc.
Jackson Square Partners, LLC
LSV Asset Management
Parametric Portfolio Associates LLC
Snow Capital Management, L.P.
Large Cap Value Fund
AQR Capital Management, LLC
Brandywine Global Investment Management, LLC
Coho Partners, Ltd.
LSV Asset Management
Parametric Portfolio Associates LLC
Snow Capital Management, L.P.
Large Cap Growth Fund
BlackRock Investment Management, LLC
Fiera Capital Inc.
Jackson Square Partners, LLC
Parametric Portfolio Associates LLC
Tax-Managed Large Cap Fund
AQR Capital Management, LLC
BlackRock Investment Management, LLC
Brandywine Global Investment Management, LLC
Coho Partners, Ltd.
Fiera Capital Inc.
Jackson Square Partners, LLC
LSV Asset Management
Parametric Portfolio Associates LLC
Snow Capital Management, L.P.
S&P 500 Index Fund
SSgA Funds Management, Inc.

Investment Sub-Adviser
Small Cap Fund
AQR Capital Management, LLC
Boston Partners Global Investors Inc.
EAM Investors, LLC
Falcon Point Capital, LLC
Mesirow Financial Investment Management, Inc.
Parametric Portfolio Associates LLC
Rice Hall James & Associates
Snow Capital Management L.P.
Small Cap Value Fund
AQR Capital Management, LLC
Boston Partners Global Investors Inc.
Cardinal Capital Management, L.L.C.
Mesirow Financial Investment Management, Inc.
LSV Asset Management
Parametric Portfolio Associates LLC
Snow Capital Management, L.P.
Small Cap Growth Fund
AllianceBernstein, L.P.
Arrowpoint Asset Management, LLC
Axiom International Investors LLC
EAM Investors LLC
FalconPoint Capital, LLC
Parametric Portfolio Associates LLC
Tax-Managed Small/Mid Cap Fund
AllianceBernstein, L.P.
AQR Capital Management, LLC
Cardinal Capital Management, L.L.C.
Castle Ark Management, LLC
Mesirow Financial Investment Management, Inc.
Parametric Portfolio Associates LLC
Snow Capital Management L.P.
Mid-Cap Fund
Quantitative Management Associates LLC
U.S. Managed Volatility Fund
AJO, L.P.
Analytic Investors, LLC
LSV Asset Management

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	305

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

Investment Sub-Adviser
Global Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
AJO, L.P.
Analytic Investors LLC
LSV Asset Management
Parametric Portfolio Associates LLC
Tax-Managed International Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
LSV Asset Management
Parametric Portfolio Associates LLC
Real Estate Fund
CenterSquare Investment Management Inc.
Security Capital Research and Management
Incorporated
Enhanced Income Fund
Ares Management LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
Metropolitan West Asset Management LLC
Wells Capital Management Incorporated
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
Jennison Associates LLC
Metropolitan West Asset Management LLC
Wells Capital Management Incorporated
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Benefit Street Partners, LLC
Brigade Capital Management, LLC
J.P. Morgan Investment Management, Inc.
Conservative Income Fund
BlackRock Advisors, LLC
Tax-Free Conservative Income Fund
BlackRock Advisors, LLC
Dynamic Asset Allocation Fund
SSgA Funds Management, Inc.
Multi-Strategy Alternative Fund
Acadian Asset Management LLC
Brigade Capital Management, LP
Caerus Investors LLC
Emso Partners Limited Management, LLC
Kettle Hill Capital Management LLC
Mountaineer Partners Management, LLC
Ramius Advisors, LLC
Multi-Asset Accumulation Fund
AQR Capital Management, LLC
PanAgora Asset Management Inc.
Multi-Asset Income Fund
Goldman Sachs Asset Management, LP
Guggenheim Partners Investment Management, LLC
SSgA Funds Management Inc.

Investment Sub-Adviser
Multi-Asset Inflation Managed Fund
AllianceBernstein, L.P.
QS Investors, LLC
Multi-Asset Capital Stability Fund
AllianceBernstein, L.P.
Long/Short Alternative Fund
Beachhead Capital Management, LLC

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee paid by SIMC.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period ended March 31, 2017 were as follows ($ Thousands):

Real Estate Fund	$9

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended March 31, 2017 were as follows ($ Thousands):

Large Cap Fund	$166
Large Cap Value Fund	198
Tax-Managed Large Cap Fund	248
Small Cap Value Fund	159
U.S. Managed Volatility Fund	843
Tax-Managed Managed Volatility Fund	658
Tax-Managed International Managed Volatility Fund	131

$2,403

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the

306	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the period ended March 31, 2017, can be found on the Statements of Operations or Consolidated Statements of Operations and Financial Highlights or Consolidated Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, and prior to July 22, 2016, the SEI Daily Income Trust Prime Obligation Fund, which closed operations, each an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

The following is a summary of the transactions with affiliates for the period ended March 31, 2017 ($ Thousands):

SEI Liquidity Fund, L.P.	Value 9/30/16	Purchases at Cost	Proceeds from Sales	Value 3/31/17	Dividend Income
Large Cap Fund	$261,551	$130,134	$(381,244)	$10,441	$276
Large Cap Value Fund	49,707	131,370	(152,187)	28,890	62
Large Cap Growth Fund	4,044	99,288	(94,560)	8,772	5
Tax-Managed Large Cap Fund	111,917	139,525	(194,217)	57,225	85
S&P 500 Index Fund	3,172	17,841	(17,521)	3,492	10
Small Cap Fund	52,352	78,287	(70,966)	59,673	429
Small Cap Value Fund	104,013	127,370	(179,710)	51,673	317
Small Cap Growth Fund	31,161	53,719	(57,691)	27,189	443
Tax-Managed Small/ Mid Cap Fund	180,708	353,953	(437,647)	97,014	748
Mid-Cap Fund	5,714	7,385	(9,901)	3,198	18
Real Estate Fund	1,024	1,426	(1,962)	488	1
Core Fixed Income Fund	14,020	524,940	(485,925)	53,035	265
U.S. Fixed Income Fund	629	566,045	(540,874)	25,800	135
High Yield Fund	6	—	—	6	—

SDIT Government Fund, Cl F	Value 9/30/16	Purchases at Cost	Proceeds from Sales	Value 3/31/17	Dividend Income
Large Cap Fund	$149,115	$194,394	$(209,590)	$133,919	$215
Large Cap Value Fund	47,204	194,261	(165,406)	76,059	82
Large Cap Growth Fund	62,626	192,230	(218,723)	36,133	70
Tax-Managed Large Cap Fund	222,382	306,618	(330,374)	198,626	316
S&P 500 Index Fund	15,141	113,422	(111,160)	17,403	27
Small Cap Fund	35,775	130,990	(128,351)	38,414	56
Small Cap Value Fund	17,700	69,703	(66,816)	20,587	30
Small Cap Growth Fund	12,401	51,133	(52,946)	10,588	21
Tax-Managed Small/ Mid Cap Fund	33,689	103,247	(94,396)	42,540	53
Mid-Cap Fund	2,189	25,975	(21,952)	6,212	8
U.S. Managed Volatility Fund	39,118	212,313	(224,394)	27,037	56
Global Managed Volatility Fund	83,471	104,354	(169,950)	17,875	87
Tax-Managed Managed Volatility Fund	34,072	104,282	(122,200)	16,154	32
Tax-Managed International Managed Volatility Fund	—	273,564	(268,318)	5,246	16
Real Estate Fund	7,522	48,401	(51,404)	4,519	7
Enhanced Income Fund	5,121	22,626	(25,101)	2,646	5
Core Fixed Income Fund	56,416	693,474	(678,538)	71,352	98
U.S. Fixed Income Fund	28,745	827,135	(767,468)	88,412	152
High Yield Fund	51,074	617,499	(614,755)	53,818	114
Conservative Income Fund	51	32,354	(32,370)	35	—
Real Return Fund	5,456	37,258	(42,350)	364	2
Multi-Strategy Alternative Fund	94,332	313,269	(337,916)	69,685	146

SEI Institutional Managed Trust Long/Short Alternative Fund	Value 9/30/16	Purchases at Cost	Proceeds from Sales	Change in Appreciation	Realized Loss	Value 3/31/17	Dividend Income
Multi-Strategy Alternative Fund	$41,767`	$—	$(11,000)	$(2,286)	$(147)	$32,906	$1

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	307

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

During the period ended March 31, 2017, the Trust borrowed funds from the SEI Liquid Asset Trust, Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
Real Estate Fund	01/19/17	01/20/17	$5,200	$—	0.75%

Amounts designated as “—” are $0 or have been rounded to $0.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2017 (Unaudited) and the year ended September 30, 2016.

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund
	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016
Class F(3):
Shares Issued	20,984	45,905	3,768	8,504	2,845	7,211	12,942	34,379
Shares Issued in Lieu of Dividends and Distributions	715	29,281	394	8,742	33	8,025	546	1,372
Shares Redeemed	(38,728)	(77,979)	(10,277)	(14,097)	(8,463)	(12,209)	(36,421)	(31,139)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(17,029)	(2,793)	(6,115)	3,149	(5,585)	3,027	(22,933)	4,612
Class I:
Shares Issued	N/A	N/A	14	92	11	55	N/A	N/A
Shares Issued in Lieu of Dividends and Distributions	N/A	N/A	1	36	—	22	N/A	N/A
Shares Redeemed	N/A	N/A	(35)	(172)	(34)	(88)	N/A	N/A
Total Decrease in Net Assets Derived from Class I Transactions	N/A	N/A	(20)	(44)	(23)	(11)	N/A	N/A
Class Y:
Shares Issued	1,242	3,136	2,839	1,078	2,109	719	2,909	3,695
Shares Issued in Lieu of Dividends and Distributions	69	2,264	20	10	7	1	52	94
Shares Redeemed	(3,402)	(3,671)	(261)	(50)	(87)	(33)	(1,039)	(1,024)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(2,091)	1,729	2,598	1,038	2,029	687	1,922	2,765
Increase (Decrease) in Capital Shares	(19,120)	(1,064)	(3,537)	4,143	(3,579)	3,703	(21,011)	7,377

	S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund
	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016
Class E:
Shares Issued	441	642	N/A	N/A	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Dividends and Distributions	186	88	N/A	N/A	N/A	N/A	N/A	N/A
Shares Redeemed	(383)	(676)	N/A	N/A	N/A	N/A	N/A	N/A
Total Increase in Net Assets Derived from Class E Transactions	244	54	N/A	N/A	N/A	N/A	N/A	N/A
Class F(3):
Shares Issued	1,777	2,107	5,962	13,639	1,534	4,091	626	1,411
Shares Issued in Lieu of Dividends and Distributions	247	132	58	4,272	49	1,136	—	—
Shares Redeemed	(1,902)	(3,158)	(9,207)	(11,802)	(2,997)	(5,149)	(1,547)	(2,824)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	122	(919)	(3,187)	6,109	(1,414)	78	(921)	(1,413)
Class I:
Shares Issued	29	103	N/A	N/A	7	65	5	44
Shares Issued in Lieu of Dividends and Distributions	2	1	N/A	N/A	—	8	—	—
Shares Redeemed	(29)	(147)	N/A	N/A	(28)	(117)	(14)	(71)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	2	(43)	N/A	N/A	(21)	(44)	(9)	(27)
Class Y:
Shares Issued	524	23	268	1,277	881	331	390	261
Shares Issued in Lieu of Dividends and Distributions	14	—	9	305	3	1	—	—
Shares Redeemed	(28)	(8)	(698)	(1,066)	(58)	(15)	(28)	(11)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	510	15	(421)	516	826	317	362	250
Increase (Decrease) in Capital Shares	878	(893)	(3,608)	6,625	(609)	351	(568)	(1,190)

308	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

	Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund
	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016
Class F(3):
Shares Issued	5,870	7,880	1,188	1,997	10,239	29,644	19,204	61,728
Shares Issued in Lieu of Dividends and Distributions	103	95	33	617	2,066	3,601	8,691	13,170
Shares Redeemed	(4,425)	(7,696)	(608)	(2,702)	(15,713)	(26,236)	(60,342)	(140,761	)(1)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	1,548	279	613	(88)	(3,408)	7,009	(32,447)	(65,863)
Class I:
Shares Issued	N/A	N/A	2	4	11	34	11	158
Shares Issued in Lieu of Dividends and Distributions	N/A	N/A	—	6	4	6	9	8
Shares Redeemed	N/A	N/A	(6)	(9)	(10)	(18)	(115)	(46)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	N/A	N/A	(4)	1	5	22	(95)	120
Class Y:
Shares Issued	712	1,207	42	24	7,328	11,471	5,462	5,869
Shares Issued in Lieu of Dividends and Distributions	11	11	—	—	1,052	1,680	671	549
Shares Redeemed	(249)	(332)	(3)	(4)	(6,397)	(8,772)	(1,452)	(6,262)
Total Increase in Net Assets Derived from Class Y Transactions	474	886	39	20	1,983	4,379	4,681	156
Increase (Decrease) in Capital Shares	2,022	1,165	648	(67)	(1,420)	11,410	(27,861)	(65,587)

	Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund(4)	Real Estate Fund		Enhanced Income Fund
	10/1/2016 to 3/31/2017 (Unaudited)	2016	2017	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016
Class F(3):
Shares Issued	7,816	29,839	31,536	1,381	2,811	2,434	8,644
Shares Issued in Lieu of Dividends and Distributions	1,950	3,286	8	678	749	177	450
Shares Redeemed	(25,242)	(19,159)	(4,120)	(2,629)	(5,318)	(16,975)	(10,461)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(15,476)	13,966	27,424	(570)	(1,758)	(14,364)	(1,367)
Class I:
Shares Issued	N/A	N/A	N/A	1	3	2	7
Shares Issued in Lieu of Dividends and Distributions	N/A	N/A	N/A	3	3	—	1
Shares Redeemed	N/A	N/A	N/A	(6)	(12)	(15)	(5)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	N/A	N/A	N/A	(2)	(6)	(13)	3
Class Y:
Shares Issued	811	2,723	880	243	1,166	71	1,298
Shares Issued in Lieu of Dividends and Distributions	80	17	1	163	121	18	44
Shares Redeemed	(432)	(252)	(25)	(189)	(432)	(1,549)	(538)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	459	2,488	856	217	855	(1,460)	804
Increase (Decrease) in Capital Shares	(15,017)	16,454	28,280	(355)	(909)	(15,837)	(560)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	309

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

	Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund(2)
	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016
Class F(3):
Shares Issued	16,291	32,257	62,511	32,888	32,370	81,751	16,405	7,971
Shares Issued in Lieu of Dividends and Distributions	4,960	5,497	3,367	2,706	8,118	15,362	36	—
Shares Redeemed	(30,323)	(41,340)	(24,699)	(28,955)	(87,226)	(76,133)	(5,657)	(470)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(9,072)	(3,586)	41,179	6,639	(46,738)	20,980	10,784	7,501
Class I:
Shares Issued	193	623	N/A	N/A	1,768	2,636	N/A	N/A
Shares Issued in Lieu of Dividends and Distributions	16	16	N/A	N/A	47	39	N/A	N/A
Shares Redeemed	(336)	(934)	N/A	N/A	(1,168)	(2,670)	N/A	N/A
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(127)	(295)	N/A	N/A	647	5	N/A	N/A
Class Y:
Shares Issued	7,187	4,234	6,557	2,711	3,188	11,136	471	3,361
Shares Issued in Lieu of Dividends and Distributions	371	133	393	279	1,087	1,951	7	4
Shares Redeemed	(1,117)	(315)	(1,018)	(2,383)	(7,486)	(5,825)	(262)	(1,685)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	6,441	4,052	5,932	607	(3,211)	7,262	216	1,680
Increase (Decrease) in Capital Shares	(2,758)	171	47,111	7,246	(49,302)	28,247	11,000	9,181

	Tax-Free Conservative Income Fund(2)		Real Return Fund		Dynamic Asset Allocation Fund
	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016
Class F(3):
Shares Issued	15,489	3,462	3,597	10,142	10,577	55,755
Shares Issued in Lieu of Dividends and Distributions	22	—	—	—	426	146
Shares Redeemed	(3,800)	(366)	(6,623)	(8,049)	(5,284)	(10,242)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	11,711	3,096	(3,026)	2,093	5,719	45,659
Class Y:
Shares Issued	459	1,391	152	1,160	953	658
Shares Issued in Lieu of Dividends and Distributions	1	2	—	—	50	21
Shares Redeemed	(1,480)	—	(1,194)	(897)	(705)	(1,227)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(1,020)	1,393	(1,042)	263	298	(548)
Increase (Decrease) in Capital Shares	10,691	4,489	(4,068)	2,356	6,017	45,111

	Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund
	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016
Class F(3):
Shares Issued	6,599	18,039	50,036	57,375	16,305	21,092
Shares Issued in Lieu of Dividends and Distributions	34	1,326	14,780	5,289	975	2,952
Shares Redeemed	(14,598)	(15,036)	(24,858)	(50,537)	(10,913)	(21,922)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(7,965)	4,329	39,958	12,127	6,367	2,122
Class Y:
Shares Issued	152	539	5,290	2,864	2,938	6,970
Shares Issued in Lieu of Dividends and Distributions	—	—	1,661	620	200	393
Shares Redeemed	(37)	(401)	(2,031)	(5,075)	(937)	(1,263)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	115	138	4,920	(1,591)	2,201	6,100
Increase (Decrease) in Capital Shares	(7,850)	4,467	44,878	10,536	8,568	8,222

310	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

	Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund
	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016	10/1/2016 to 3/31/2017 (Unaudited)	2016
Class F(3):
Shares Issued	13,703	36,085	12,567	25,115	—	—
Shares Issued in Lieu of Dividends and Distributions	992	463	363	531	—	—
Shares Redeemed	(31,642)	(29,602)	(10,513)	(16,702)	—	—
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(16,947)	6,946	2,417	8,944	—	—
Class Y:
Shares Issued	1,025	2,485	526	1,248	—	—
Shares Issued in Lieu of Dividends and Distributions	99	69	41	58	—	—
Shares Redeemed	(3,440)	(1,931)	(541)	(1,245)	(1,115)	—
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(2,316)	623	26	61	(1,115)	—
Increase (Decrease) in Capital Shares	(19,263)	7,569	2,443	9,005	(1,115)	—
(1)	Includes redemptions as a result of transactions (See Note 13).
(2)	Commenced operations on April 22, 2016.
(3)	Effective January 31, 2017, Class A shares have converted to Class F shares of the same Fund.
(4)	Commenced operations October 17, 2016.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are zero or have been rounded to zero.

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the period ended March 31, 2017, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$1,429,494	$1,429,494
Sales	—	1,642,356	1,642,356
Large Cap Value Fund
Purchases	—	564,513	564,513
Sales	—	642,943	642,943
Large Cap Growth Fund
Purchases	—	863,224	863,224
Sales	—	936,460	936,460
Tax-Managed Large Cap Fund
Purchases	—	1,657,200	1,657,200
Sales	—	2,002,593	2,002,593
S&P 500 Index Fund
Purchases	—	115,820	115,820
Sales	—	72,285	72,285
Small Cap Fund
Purchases	—	413,217	413,217
Sales	—	397,902	397,902
Small Cap Value Fund
Purchases	—	349,323	349,323
Sales	—	315,006	315,006
Small Cap Growth Fund
Purchases	—	190,822	190,822
Sales	—	178,406	178,406
Tax-Managed Small/Mid Cap Fund
Purchases	—	967,277	967,277
Sales	—	836,830	836,830
Mid-Cap Fund
Purchases	—	72,244	72,244
Sales	—	57,689	57,689
U.S. Managed Volatility Fund
Purchases	—	347,593	347,593
Sales	—	406,498	406,498

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Global Managed Volatility Fund
Purchases	$—	$1,283,946	$1,283,946
Sales	—	1,068,593	1,068,593
Tax-Managed Managed Volatility Fund
Purchases	—	104,355	104,355
Sales	—	330,982	330,982
Tax-Managed International Managed Volatility Fund
Purchases	—	522,657	522,657
Sales	—	329,658	329,658
Real Estate Fund
Purchases	—	82,296	82,296
Sales	—	99,533	99,533
Enhanced Income Fund
Purchases	13,410	6,883	20,293
Sales	16,975	59,884	76,859
Core Fixed Income Fund
Purchases	3,172,205	866,592	4,038,797
Sales	3,172,995	810,726	3,983,721
U.S. Fixed Income Fund
Purchases	3,305,399	540,874	3,846,273
Sales	3,783,821	578,283	4,362,104
High Yield Bond Fund
Purchases	—	473,355	473,355
Sales	—	808,425	808,425
Conservative Income Fund
Purchases	—	—	—
Sales	—	—	—
Tax-Free Conservative Income Fund
Purchases	—	1,032	1,032
Sales	—	—	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	311

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Real Return Fund
Purchases	$70,041	$—	$70,041
Sales	109,783	—	109,783
Dynamic Asset Allocation Fund
Purchases	—	80,255	80,255
Sales	—	10,018	10,018
Multi-Strategy Alternative Fund
Purchases	432,826	89,817	522,643
Sales	406,816	174,109	580,925
Multi-Asset Accumulation Fund
Purchases	278,081	222,221	500,302
Sales	238,891	59,984	298,875
Multi-Asset Income Fund
Purchases	39,444	194,538	233,982
Sales	49,515	156,973	206,488
Multi-Asset Inflation Managed Fund
Purchases	147,799	312,798	460,597
Sales	247,887	457,247	705,134
Multi-Asset Capital Stability Fund
Purchases	154,427	3,820	158,247
Sales	66,087	10,202	76,289
Long/Short Alternative Fund
Purchases	—	2,721	2,721
Sales	—	3,146	3,146

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2016, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2015. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2016.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2016 or September 30, 2015 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2016	$24,693	$394,357	$—	$—	$419,050
	2015	48,726	176,773	—	—	225,499

312	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Value Fund	2016	$18,803	$171,778	$—	$—	$190,581
	2015	14,991	100,791	—	—	115,782
Large Cap Growth Fund	2016	462	248,531	—	—	248,993
	2015	35,374	84,082	—	—	119,456
Tax-Managed Large Cap Fund	2016	31,981	—	—	—	31,981
	2015	20,757	—	—	—	20,757
S&P 500 Index Fund	2016	11,761	385	—	—	12,146
	2015	31,852	132,452	—	—	164,304
Small Cap Fund	2016	4,317	52,901	—	—	57,218
	2015	7,427	32,793	—	—	40,220
Small Cap Value Fund	2016	2,663	23,325	—	—	25,988
	2015	9,074	23,600	—	—	32,674
Tax-Managed Small/Mid Cap Fund	2016	2,147	—	—	—	2,147
	2015	792	5,885	—	—	6,677
Mid-Cap Fund	2016	4,049	11,727	—	—	15,776
	2015	4,125	4,656	—	—	8,781
U.S. Managed Volatility Fund	2016	27,826	64,868	—	—	92,694
	2015	44,185	82,955	—	—	127,140
Global Managed Volatility Fund	2016	126,506	31,427	—	—	157,933
	2015	126,600	78,256	—	—	204,856
Tax-Managed Managed Volatility Fund	2016	15,646	37,946	—	—	53,592
	2015	15,163	47,229	—	—	62,392
Real Estate Fund	2016	2,448	14,938	—	—	17,386
	2015	3,497	10,075	—	—	13,572
Enhanced Income Fund	2016	4,378	—	—	—	4,378
	2015	4,293	—	—	—	4,293
Core Fixed Income Fund	2016	71,418	—	—	—	71,418
	2015	49,086	—	—	—	49,086
U.S. Fixed Income Fund	2016	35,096	953	—	—	36,049
	2015	25,048	—	—	—	25,048
High Yield Bond Fund	2016	131,758	—	—	—	131,758
	2015	108,360	—	—	—	108,360
Conservative Income Fund	2016	117	—	—	—	117
Tax-Free Conservative Income Fund	2016	—	—	—	57	57
Real Return Fund	2016	—	—	—	—	—
	2015	343	—	1	—	344
Dynamic Asset Allocation Fund	2016	1,748	—	—	—	1,748
	2015	—	—	—	—	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	313

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Multi-Strategy Alternative Fund	2016	$8,684	$5,487	$—	$—	$14,171
	2015	8,032	—	—	—	8,032
Multi-Asset Accumulation Fund	2016	36,119	22,009	—	—	58,128
	2015	113,427	64,300	—	—	177,727
Multi-Asset Income Fund	2016	39,477	2,065	—	—	41,542
	2015	26,291	1,432	—	—	27,723
Multi-Asset Inflation Managed Fund	2016	5,117	—	—	—	5,117
	2015	—	—	—	—	—
Multi-Asset Capital Stability Fund	2016	5,061	2,301	—	—	7,362
	2015	6,158	4,523	—	—	10,681

As of September 30, 2016, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$5,107	$—	$—	$—	$(58,795)	$—	$367,437	$(30)	$313,719
Large Cap Value Fund	9,720	—	—	(3,230)	(39,300)	—	141,349	—	108,539
Large Cap Growth Fund	1,234	—	—	(61,171)	—	—	314,804	(2)	254,865
Tax-Managed Large Cap Fund	6,816	—	—	(135,370)	—	—	1,214,477	(40)	1,085,883
S&P 500 Index Fund	3,736	18,525	—	—	—	—	321,029	(307)	342,983
Small Cap Fund	492	—	—	(6,430)	—	—	46,012	36	40,110
Small Cap Value Fund	1,161	167	—	—	(10,040)	—	45,953	(50)	37,191
Small Cap Growth Fund	—	—	—	(28,227)	—	(798)	14,012	—	(15,013)
Tax-Managed Small/Mid Cap Fund	1,367	—	—	(1,073)	(4,212)	—	194,009	(126)	189,965
Mid-Cap Fund	47	—	—	—	—	—	6,420	—	6,467
U.S. Managed Volatility Fund	5,727	44,706	—	—	—	—	213,815	101	264,349
Global Managed Volatility Fund	31,139	45,839	—	—	—	—	193,814	(259)	270,533
Tax-Managed Managed Volatility Fund	3,918	13,890	—	—	—	—	251,385	42	269,235
Real Estate Fund	2,197	14,417	—	—	—	—	41,673	—	58,287
Enhanced Income Fund	1,048	—	—	(123,972)	—	—	(2,912)	(2)	(125,838)
Core Fixed Income Fund	33,388	7,983	—	—	—	—	44,658	(24,938)	61,091
U.S. Fixed Income Fund	26,001	2,612	—	—	—	—	33,412	(13,881)	48,144
High Yield Bond Fund	30,300	—	—	(105,273)	—	—	(76,514)	(10,992)	(162,479)
Conservative Income Fund	21	—	—	—	—	—	5	(20)	6
Tax-Free Conservative Income Fund	—	—	12	—	—	—	(14)	(12)	(14)
Real Return Fund	—	—	—	(2,968)	—	—	2,530	(920)	(1,358)
Dynamic Asset Allocation Fund	—	—	—	(1,756)	—	(206)	35,390	1,645	35,073
Multi-Strategy Alternative Fund	354	—	—	(6,376)	—	—	(5,936)	33	(11,925)
Multi-Asset Accumulation Fund	92,177	61,486	—	—	—	—	(133,807)	(5,392)	14,464
Multi-Asset Income Fund	1,529	—	—	(6,024)	—	—	5,235	(2,030)	(1,290)
Multi-Asset Inflation Managed Fund	6,292	—	—	(25,857)	(6,482)	—	(62,914)	(1,002)	(89,963)
Multi-Asset Capital Stability Fund	3,410	1,615	—	—	—	—	3,156	(2,485)	5,696
Long/Short Alternative Fund	—	—	—	(92)	(448)	(83)	(61)	77	(607)

314	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Post October losses represent losses realized on investment transactions from November 1, 2015 through September 30, 2016 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment trans-

actions from January 1, 2016 through September 30, 2016 and specified losses realized on investment transactions from November 1, 2015 through September 30, 2016, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2020 ($ Thousands)	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Tax-Managed Large Cap Fund	$—	$—	$114,969	$—	$—	$114,969
Small Cap Growth Fund	—	—	17,369	—	—	17,369
Enhanced Income Fund	—	26,775	61,656	31,834	—	120,265
High Yield Bond Fund	—	—	3,086	33,267	—	36,353

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total* ($ Thousands)
Large Cap Value Fund	$3,230	$—	$3,230
Large Cap Growth Fund	61,171	—	61,171
Tax-Managed Large Cap Fund	20,401	—	20,401
Small Cap Fund	6,430	—	6,430
Small Cap Growth Fund	10,858	—	10,858
Tax-Managed Small/Mid Cap Fund	1,073	—	1,073
Enhanced Income Fund	60	3,647	3,707
High Yield Bond Fund	9,123	59,797	68,920
Real Return Fund	862	2,106	2,968
Dynamic Asset Allocation Fund	1,756	—	1,756
Multi-Strategy Alternative Fund	—	6,376	6,376
Multi-Asset Income Fund	1,404	4,620	6,024
Multi-Asset Inflation Managed Fund	20,588	5,269	25,857
Long/Short Alternative Fund	53	39	92

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended September 30, 2016, the following Funds utilized capital loss carryforward to offset capital gains:

Amount Utilized ($ Thousands)
Enhanced Income Fund	$203

For Federal income tax purposes, the cost of securities owned at March 31, 2017, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2017, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,897,313	$469,872	$(16,601)	$453,271
Large Cap Value Fund	1,143,764	290,837	(14,499)	276,338
Large Cap Growth Fund	1,106,804	318,760	(7,137)	311,623
Tax-Managed Large Cap Fund	2,181,009	1,338,498	(2,699)	1,335,799
S&P 500 Index Fund	385,901	385,600	(7,009)	378,591
Small Cap Fund	579,541	98,100	(24,763)	73,337
Small Cap Value Fund	379,393	82,493	(15,171)	67,322
Small Cap Growth Fund	324,241	50,986	(17,009)	33,977
Tax-Managed Small/Mid Cap Fund	649,188	247,349	(1,025)	246,324
Mid-Cap Fund	105,131	14,369	(3,007)	11,362
U.S. Managed Volatility Fund	1,372,570	307,286	(30,261)	277,025
Global Managed Volatility Fund	1,194,458	190,403	(21,317)	169,086
Tax-Managed Managed Volatility Fund	721,929	299,573	(1,834)	297,739

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	315

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2017

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Tax-Managed International Managed Volatility Fund	$275,487	$21,700	$(2,600)	$19,100
Real Estate Fund	151,632	45,891	(13,242)	32,649
Enhanced Income Fund	83,594	525	(1,637)	(1,112)
Core Fixed Income Fund	2,237,631	38,176	(40,346)	(2,170)
U.S. Fixed Income Fund	1,912,843	16,418	(15,576)	842
High Yield Bond Fund	1,577,878	72,973	(65,458)	7,515
Conservative Income Fund	201,814	44	(13)	31
Tax-Free Conservative Income Fund	151,427	3	(27)	(24)
Real Return Fund	277,653	2,284	(322)	1,962
Dynamic Asset Allocation Fund	554,071	98,723	(10,764)	87,959
Multi-Strategy Alternative Fund	506,182	18,507	(11,549)	6,958
Multi-Asset Accumulation Fund	1,974,487	51,386	(25,671)	25,715
Multi-Asset Income Fund	807,872	32,240	(21,062)	11,178
Multi-Asset Inflation Managed Fund	1,010,586	18,045	(6,208)	11,837
Multi-Asset Capital Stability Fund	279,740	3,565	(4,249)	(684)
Long/Short Alternative Fund	31,944	28	(1)	27

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2017 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Large Cap Fund	$10,190	$10,190	$—
Large Cap Value Fund	28,205	28,205	—
Large Cap Growth Fund	8,598	8,598	—
Tax-Managed Large Cap Fund	55,808	55,808	—
S&P 500 Index Fund	3,412	3,412	—
Small Cap Fund	58,442	58,442	—
Small Cap Value Fund	50,922	50,922	—
Small Cap Growth Fund	26,556	26,556	—
Tax-Managed Small/Mid Cap Fund	95,303	95,303	—
Mid-Cap Fund	3,124	3,124	—
Real Estate Fund	478	478	—
Core Fixed Income Fund	51,579	51,579	—
U.S. Fixed Income Fund	25,141	25,141	—
High Yield Bond Fund	1	1	—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

11. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

316	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Commodity Risk — The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments. The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to a Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Leverage Risk — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share price and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of, March 31, 2017, SPTC held of record the following percentage of outstanding shares of each Fund:

Fund	% held
Large Cap Fund
Class F	98.09%
Class Y	11.19
Large Cap Value Fund
Class F	95.05%
Class I	23.09
Class Y	99.86
Large Cap Growth Fund
Class F	95.09%
Class I	33.01
Class Y	99.32

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	317

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Concluded)

March 31, 2017

Fund	% held
Tax-Managed Large Cap Fund
Class F	91.62%
Class Y	41.74
S&P 500 Index Fund
Class F	88.08%
Class E	9.12
Class I	56.65
Class Y	83.84
Small Cap Fund
Class F	98.09%
Class Y	19.58
Small Cap Value Fund
Class F	87.30%
Class I	17.21
Class Y	99.76
Small Cap Growth Fund
Class F	92.93%
Class I	21.67
Class Y	99.59
Tax-Managed Small/Mid Cap Fund
Class F	94.05%
Class Y	44.99
Mid-Cap Fund
Class F	83.38%
Class I	0.00
Class Y	78.13
U.S. Managed Volatility Fund
Class F	80.57%
Class I	0.00
Class Y	10.72
Global Managed Volatility Fund
Class F	87.98%
Class I	6.18
Class Y	37.07
Tax-Managed Managed Volatility Fund
Class F	89.37%
Class Y	88.80
Tax-Managed International Managed Volatility Fund
Class F	97.44%
Class Y	64.98
Real Estate Fund
Class F	90.78%
Class I	0.00
Class Y	45.56
Enhanced Income Fund
Class F	94.84%
Class I	0.00
Class Y	99.73
Core Fixed Income Fund
Class F	80.57%
Class I	44.16
Class Y	66.75

Fund	% held
U.S. Fixed Income Fund
Class F	80.50%
Class Y	6.95
High Yield Bond Fund
Class F	95.25%
Class I	0.00
Class Y	33.34
Conservative Income Fund
Class F	98.24%
Class Y	8.14
Tax-Free Conservative Income Fund
Class F	99.27%
Class Y	85.52
Real Return Fund
Class F	97.90%
Class Y	18.46
Dynamic Asset Allocation Fund
Class F	96.49%
Class Y	0.03
Multi-Strategy Alternative Fund
Class F	97.11%
Class Y	38.73
Multi-Asset Accumulation Fund
Class F	98.21%
Class Y	3.26
Multi-Asset Income Fund
Class F	94.19%
Class Y	57.09
Multi-Asset Inflation Managed Fund
Class F	98.13%
Class Y	13.10
Multi-Asset Capital Stability Fund
Class F	98.21%
Class Y	3.15
Long/Short Alternative Fund
Class F	0.00%
Class Y	0.00

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

318	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

13. IN-KIND TRANSACTIONS

During the fiscal year ended September 30, 2016, Global Managed Volatility Fund redeemed shares of beneficial interest in exchange for securities. The securities were redeemed at their current value on the date of the transaction.

Transaction Date	Shares Redeemed (Thousands)	Value ($ Thousands)	Cash ($ Thousands)	Loss ($ Thousands)
01/29/2016	80,667	$843,072	$—	$(24,125)

14. REGULATORY MATTERS

In October 30 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

15. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of March 31, 2017.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	319

Disclosure of Fund Expenses (Unaudited)

March 31, 2017

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratios	Expenses Paid During Period*
Large Cap Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,087.80	0.89%	$4.63
Class Y Shares	1,000.00	1,088.30	0.64	3.33
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,020.49	0.89%	$4.48
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Large Cap Value Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,115.80	0.89%	$4.69
Class I Shares	1,000.00	1,114.10	1.11	5.85
Class Y Shares	1,000.00	1,116.70	0.64	3.38
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Class Y Shares	1,000.00	1,021.74	0.64	3.23

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratios	Expenses Paid During Period*
Large Cap Growth Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,051.90	0.89%	$4.55
Class I Shares	1,000.00	1,050.40	1.11	5.67
Class Y Shares	1,000.00	1,052.90	0.64	3.28
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Tax-Managed Large Cap Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,089.10	0.89%	$4.64
Class Y Shares	1,000.00	1,090.40	0.64	3.34
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,020.49	0.89%	$4.48
Class Y Shares	1,000.00	1,021.74	0.64	3.23

320	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratios	Expenses Paid During Period*
S&P 500 Index Fund
Actual Fund Return
Class E Shares	$1,000.00	$1,099.90	0.25%	$1.31
Class F Shares†	1,000.00	1,099.00	0.43	2.25
Class I Shares	1,000.00	1,097.80	0.65	3.40
Class Y Shares	1,000.00	1,100.00	0.25	1.31
Hypothetical 5% Return
Class E Shares	$1,000.00	$1,023.68	0.57%	$1.26
Class F Shares†	1,000.00	1,022.79	0.43	2.17
Class I Shares	1,000.00	1,021.69	0.65	3.28
Class Y Shares	1,000.00	1,023.68	0.25	1.26
Small Cap Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,087.70	1.14%	$5.93
Class Y Shares	1,000.00	1,088.30	0.89	4.63
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,019.25	1.14%	$5.74
Class Y Shares	1,000.00	1,020.49	0.89	4.48
Small Cap Value Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,106.30	1.14%	$5.99
Class I Shares	1,000.00	1,105.10	1.36	7.14
Class Y Shares	1,000.00	1,108.10	0.89	4.68
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,019.25	1.14%	$5.74
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.49	0.89	4.48
Small Cap Growth Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,086.30	1.11%	$5.77
Class I Shares	1,000.00	1,084.80	1.36	7.07
Class Y Shares	1,000.00	1,087.50	0.86	4.48
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.64	0.86	4.33
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,094.30	1.11%	$5.80
Class Y Shares	1,000.00	1,095.40	0.89	4.65
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,019.40	1.11%	$5.59
Class Y Shares	1,000.00	1,020.49	0.89	4.48
Mid-Cap Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,105.30	0.98%	$5.14
Class I Shares	1,000.00	1,104.70	1.20	6.30
Class Y Shares	1,000.00	1,107.00	0.73	3.83
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,020.04	0.98%	$4.94
Class I Shares	1,000.00	1,018.95	1.20	6.04
Class Y Shares	1,000.00	1,021.29	0.73	3.68

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratios	Expenses Paid During Period*
U.S. Managed Volatility Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,078.00	1.00%	$5.18
Class I Shares	1,000.00	1,076.00	1.25	6.47
Class Y Shares	1,000.00	1,079.30	0.75	3.89
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,019.95	1.00%	$5.04
Class I Shares	1,000.00	1,018.70	1.25	6.29
Class Y Shares	1,000.00	1,021.19	0.75	3.78
Global Managed Volatility Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,050.30	1.11%	$5.67
Class I Shares	1,000.00	1,048.50	1.36	6.95
Class Y Shares	1,000.00	1,051.00	0.87	4.45
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.59	0.87	4.38
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,079.70	1.00%	$5.19
Class Y Shares	1,000.00	1,081.80	0.75	3.89
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,019.95	1.00%	$5.04
Class Y Shares	1,000.00	1,021.19	0.75	3.78
Real Estate Fund
Actual Fund Return
Class F Shares†	$1,000.00	$977.10	1.14%	$5.62
Class I Shares	1,000.00	975.80	1.36	6.70
Class Y Shares	1,000.00	977.80	0.89	4.39
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,019.25	1.14%	$5.74
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.49	0.89	4.48
Enhanced Income Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,021.50	0.60%	$3.02
Class I Shares	1,000.00	1,021.40	0.85	4.28
Class Y Shares	1,000.00	1,023.70	0.46	2.32
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,021.94	0.60%	$3.02
Class I Shares	1,000.00	1,020.69	0.85	4.28
Class Y Shares	1,000.00	1,022.64	0.46	2.32
Core Fixed Income Fund
Actual Fund Return
Class F Shares†	$1,000.00	$983.50	0.67%	$3.31
Class I Shares	1,000.00	983.30	0.89	4.40
Class Y Shares	1,000.00	985.60	0.42	2.08
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,021.59	0.67%	$3.28
Class I Shares	1,000.00	1,020.49	0.89	4.48
Class Y Shares	1,000.00	1,022.84	0.42	2.12

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	321

Disclosure of Fund Expenses (Unaudited) (Concluded)

March 31, 2017

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratios	Expenses Paid During Period*
U.S. Fixed Income Fund
Actual Fund Return
Class F Shares†	$1,000.00	$977.50	0.66%	$3.25
Class Y Shares	1,000.00	978.80	0.41	2.02
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,021.64	0.66%	$3.33
Class Y Shares	1,000.00	1,022.89	0.41	2.07
High Yield Bond Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,052.80	0.89%	$4.55
Class I Shares	1,000.00	1,052.50	1.11	5.68
Class Y Shares	1,000.00	1,054.10	0.64	3.28
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Conservative Income Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,003.20	0.30%	$1.50
Class Y Shares	1,000.00	1,003.70	0.20	1.00
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,023.44	0.30%	$1.51
Class Y Shares	1,000.00	1,023.93	0.20	1.01
Tax-Free Conservative Income Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,002.30	0.30%	$1.50
Class Y Shares	1,000.00	1,002.70	0.20	1.00
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,023.44	0.30%	$1.51
Class Y Shares	1,000.00	1,023.93	0.20	1.01
Real Return Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,003.00	0.45%	$2.25
Class Y Shares	1,000.00	1,002.90	0.35	1.75
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,022.69	0.45%	$2.27
Class Y Shares	1,000.00	1,023.19	0.35	1.77
Dynamic Asset Allocation Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,121.20	0.75%	$3.97
Class Y Shares	1,000.00	1,122.30	0.50	2.65
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,021.19	0.75%	$3.78
Class Y Shares	1,000.00	1,022.44	0.50	2.52

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratios	Expenses Paid During Period*
Multi-Strategy Alternative Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,020.40	1.66%	$8.36
Class Y Shares	1,000.00	1,021.00	1.41	7.10
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,016.65	1.66%	$8.35
Class Y Shares	1,000.00	1,017.90	1.41	7.09
Multi-Asset Accumulation Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,000.60	1.17%	$5.84
Class Y Shares	1,000.00	1,000.80	0.92	4.59
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,019.10	1.17%	$5.89
Class Y Shares	1,000.00	1,020.34	0.92	4.63
Multi-Asset Income Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,035.10	0.80%	$4.06
Class Y Shares	1,000.00	1,035.60	0.70	3.55
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,020.94	0.80%	$4.03
Class Y Shares	1,000.00	1,021.44	0.70	3.53
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class F Shares†	$1,000.00	$988.50	1.24%	$6.15
Class Y Shares	1,000.00	989.00	0.99	4.91
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,018.75	1.24%	$6.24
Class Y Shares	1,000.00	1,020.00	0.99	4.99
Multi-Asset Capital Stability Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,002.90	0.62%	$3.10
Class Y Shares	1,000.00	1,003.90	0.52	2.60
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,021.84	0.62%	$3.13
Class Y Shares	1,000.00	1,022.34	0.52	2.62
Long/Short Alternative Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,065.40	1.15%	$5.92
Class Y Shares	1,000.00	1,067.30	0.90	4.64
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,019.20	1.15%	$5.79
Class Y Shares	1,000.00	1,020.44	0.90	4.53

322	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

	Beginning Account Value 10/17/16	Ending Account Value 3/31/17	Annualized Expense Ratios	Expenses Paid During Period
Tax-Managed International Managed Volatility Fund
Actual Fund Return
Class F Shares†	$1,000.00	$1,052.40	1.11%	$5.15	**
Class Y Shares	1,000.00	1,052.90	0.86	3.99	**
Hypothetical 5% Return
Class F Shares†	$1,000.00	$1,019.40	1.11%	$5.62	*
Class Y Shares	1,000.00	1,020.64	0.86	4.36	*

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 165/365 (to reflect the period since inception to period end).
†	See Note 1 in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	323

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Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indices.

At the March 27-29, 2017 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on December 5-7, 2016 and March 27-29, 2017. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the

326	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds (except when such metric was not available due to a limited operating history) and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various fee levels, actual management fees, and actual total expenses (including, solely with respect to the Multi-Strategy Alternative Fund, underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017	327

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

328	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SEI INSTITUTIONAL MANAGED TRUST / SEMI-ANNUAL REPORT / MARCH 31, 2017

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-092 (03/17)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund, Multi-Asset Capital Stability Fund, Long/Short Alternative Fund, and Tax-Managed International Managed Volatility Fund is included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.3%

Consumer Discretionary — 12.4%
Amazon.com, Cl A*	28,263	$25,056
Autozone*	10,618	7,677
Bed Bath & Beyond	47,030	1,856
Best Buy	109,720	5,393
Dick's Sporting Goods	66,856	3,253
Dollar General	308,946	21,543
Domino's Pizza	20,961	3,863
DR Horton	314,296	10,469
General Motors	484,804	17,143
Genuine Parts	35,896	3,317
Goodyear Tire & Rubber	129,313	4,655
Home Depot	99,393	14,594
Interpublic Group	281,531	6,917
Kohl's	56,065	2,232
L Brands	75,287	3,546
Lear	94,223	13,340
Liberty Global, Cl A*	24,310	872
Liberty Global, Cl C*	62,984	2,207
Liberty Interactive QVC Group, Cl A*	157,919	3,162
Lowe's	344,579	28,328
Macy's	102,099	3,026
NetFlix*	37,240	5,504
Nike, Cl B	387,182	21,578
Norwegian Cruise Line Holdings*	137,165	6,958
Omnicom Group	125,476	10,817
Priceline Group*	5,360	9,541
PulteGroup	254,920	6,003
Tiffany	55,336	5,274
TJX	307,346	24,305
Tractor Supply	83,090	5,731
TripAdvisor*	40,908	1,766
Tupperware Brands	41,393	2,596
Whirlpool	29,575	5,067
Wyndham Worldwide	19,404	1,636

		289,225

Consumer Staples — 7.9%
Altria Group	106,493	7,606
Archer-Daniels-Midland	121,309	5,585
Bunge (A)	100,130	7,936
Church & Dwight	56,652	2,825
Colgate-Palmolive	106,744	7,813
Constellation Brands, Cl A	54,334	8,806
CVS Health	385,359	30,251
Dr Pepper Snapple Group	77,063	7,546
Ingredion	61,033	7,350
JM Smucker	111,999	14,681
Kimberly-Clark	56,053	7,378
Kroger	463,813	13,678
PepsiCo	72,435	8,103
Philip Morris International	104,749	11,826

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Procter & Gamble	74,622	$6,705
Reynolds American	157,383	9,918
SYSCO, Cl A	80,184	4,163
Tyson Foods, Cl A	116,375	7,182
Wal-Mart Stores	218,181	15,726

		185,078

Energy — 4.8%
Anadarko Petroleum, Cl A	66,201	4,104
Apache	53,684	2,759
BP ADR	257,477	8,888
Canadian Natural Resources	132,778	4,354
Chevron	117,817	12,650
Devon Energy	51,404	2,145
EOG Resources	23,097	2,253
Exxon Mobil	87,654	7,188
Helmerich & Payne (A)	28,915	1,925
Kinder Morgan	239,036	5,197
Marathon Petroleum	197,959	10,005
Occidental Petroleum	164,854	10,445
Oceaneering International, Cl A	242,325	6,562
Oneok	40,932	2,269
PBF Energy, Cl A	117,311	2,601
Pioneer Natural Resources	13,212	2,460
Royal Dutch Shell ADR, Cl A	161,764	8,530
Southwestern Energy*	396,548	3,240
Tesoro	29,203	2,367
Valero Energy	200,636	13,300

		113,242

Financials — 16.4%
Aflac	237,030	17,166
Allstate	207,732	16,928
Ally Financial	312,877	6,361
American Financial Group	38,398	3,664
American National Insurance	2,942	347
Ameriprise Financial (A)	48,122	6,240
Bank of America	839,072	19,794
Berkshire Hathaway, Cl B*	95,167	15,862
Blackstone Group (B)	84,851	2,520
Capital One Financial	150,463	13,039
Charles Schwab	55,562	2,268
Citigroup	427,385	25,566
Discover Financial Services	189,618	12,968
Everest Re Group	35,482	8,296
Factset Research Systems	45,158	7,447
Fifth Third Bancorp	393,526	9,996
Intercontinental Exchange	54,056	3,236
JPMorgan Chase	285,284	25,059
KeyCorp	246,744	4,387
KKR L.P. (B)	249,125	4,542
Lincoln National	96,459	6,313

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marsh & McLennan	76,146	$5,626
MetLife	229,417	12,118
Moody's	173,656	19,456
Morgan Stanley	299,934	12,849
MSCI, Cl A	112,215	10,906
Popular	66,179	2,695
Prudential Financial	74,414	7,939
Regions Financial	826,872	12,014
Starwood Property Trust‡	245,465	5,543
State Street	171,397	13,645
SunTrust Banks	247,259	13,673
Synchrony Financial	275,795	9,460
Travelers	137,264	16,546
Unum Group	52,631	2,468
US Bancorp	151,974	7,827
Voya Financial	248,276	9,425
Wells Fargo	182,549	10,161

		384,350

Health Care — 15.5%
Abbott Laboratories	220,301	9,784
AbbVie	35,825	2,334
Aetna, Cl A	91,205	11,633
Akorn*	102,825	2,476
Alexion Pharmaceuticals*	49,848	6,044
AmerisourceBergen, Cl A	69,932	6,189
Amgen, Cl A	86,920	14,261
Anthem	56,063	9,272
Becton Dickinson	224,138	41,116
Biogen*	98,305	26,878
Cardinal Health	43,556	3,552
Celgene, Cl A*	85,597	10,651
Centene*	87,379	6,227
DENTSPLY SIRONA	73,604	4,596
Gilead Sciences	219,826	14,931
HCA Holdings*	105,452	9,384
Johnson & Johnson	405,377	50,490
Merck	76,505	4,861
Mettler Toledo International*	47,126	22,569
Mylan*	70,227	2,738
Pfizer	417,434	14,280
Quest Diagnostics	35,560	3,492
Quintiles Transnational*	164,430	13,241
UnitedHealth Group	340,674	55,874
Varex Imaging*	16,011	538
Varian Medical Systems*	78,586	7,161
Zimmer Biomet Holdings	36,188	4,419
Zoetis, Cl A	80,124	4,276

		363,267

Industrials — 9.5%
3M	143,159	27,391

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Acuity Brands	20,225	$4,126
AECOM* (A)	55,558	1,977
AerCap Holdings*	48,576	2,233
AGCO	46,758	2,814
Alaska Air Group	57,288	5,283
Boeing	26,350	4,660
Carlisle	24,430	2,600
Cummins	71,207	10,767
Delta Air Lines, Cl A	461,272	21,200
Eaton	126,648	9,391
Equifax	66,698	9,120
Fluor	105,956	5,575
Graco	150,604	14,178
Huntington Ingalls Industries, Cl A	44,525	8,916
Illinois Tool Works	55,579	7,363
L3 Technologies	32,390	5,354
ManpowerGroup	25,000	2,564
Middleby*	61,304	8,365
Nielsen Holdings	88,897	3,672
Norfolk Southern	40,873	4,577
Oshkosh Truck	36,834	2,526
Owens Corning	72,128	4,427
Republic Services	68,546	4,305
Roper Technologies	47,171	9,740
Spirit AeroSystems Holdings, Cl A	49,465	2,865
Stanley Black & Decker	74,633	9,917
TransDigm Group (A)	8,985	1,978
United Continental Holdings*	119,549	8,445
United Technologies	71,101	7,978
WW Grainger	31,893	7,423

		221,730

Information Technology — 18.7%
Activision Blizzard	57,959	2,890
Alphabet, Cl A*	33,402	28,318
Alphabet, Cl C*	11,792	9,782
Amdocs	107,826	6,576
Analog Devices	26,883	2,203
Apple	131,653	18,913
Applied Materials	511,790	19,909
Arrow Electronics, Cl A*	71,068	5,217
ASML Holding, Cl G	38,165	5,068
Automatic Data Processing	70,729	7,242
Broadcom, Cl A	20,439	4,475
CA	110,725	3,512
Cisco Systems	539,163	18,224
Cognizant Technology Solutions, Cl A*	183,544	10,925
Corning, Cl B	442,952	11,960
eBay*	132,817	4,459
Electronic Arts*	50,288	4,502
Facebook, Cl A*	113,750	16,158
Fiserv, Cl A*	48,772	5,624

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FleetCor Technologies*	38,375	$5,811
Global Payments	75,615	6,101
Hewlett Packard Enterprise	271,956	6,445
HP	746,230	13,343
Intel	514,638	18,563
International Business Machines	78,683	13,702
Intuit	123,143	14,283
IPG Photonics*	20,889	2,521
Jack Henry & Associates	37,926	3,531
Juniper Networks	95,031	2,645
Lam Research	27,475	3,527
MasterCard, Cl A	174,423	19,617
Microchip Technology (A)	100,271	7,398
Micron Technology*	143,693	4,153
Microsoft	563,040	37,082
Motorola Solutions	32,457	2,798
Oracle, Cl B	198,828	8,870
PayPal Holdings*	146,709	6,311
Qualcomm	253,021	14,508
Skyworks Solutions	59,263	5,807
Symantec, Cl A	180,344	5,533
Tencent Holdings ADR	75,270	2,172
Teradyne	92,896	2,889
Texas Instruments	114,594	9,232
Vantiv, Cl A*	90,598	5,809
Visa, Cl A	263,388	23,407
Vishay Intertechnology (A)	265,727	4,371

		436,386

Materials — 4.9%
Cabot	92,424	5,537
Cemex ADR*	499,915	4,534
Crown Holdings*	58,481	3,097
Eastman Chemical	193,748	15,655
Ecolab	97,045	12,164
Huntsman	215,630	5,292
International Paper	232,119	11,787
Louisiana-Pacific*	105,285	2,613
LyondellBasell Industries, Cl A	148,123	13,507
Nucor	34,441	2,057
Packaging Corp of America	12,827	1,175
Reliance Steel & Aluminum	85,247	6,821
Sherwin-Williams, Cl A	97,419	30,218

		114,457

Real Estate — 1.6%
Brandywine Realty Trust	176,483	2,864
CBRE Group, Cl A*	74,192	2,581
Crown Castle International	76,901	7,263
Equinix (A)	25,126	10,060
Hospitality Properties Trust	72,862	2,297
SBA Communications, Cl A*	68,548	8,251

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Two Harbors Investment‡	477,632	$4,581

		37,897

Telecommunication Services — 0.9%
Verizon Communications	414,110	20,188

Utilities — 1.7%
Centerpoint Energy	138,630	3,822
Entergy	42,066	3,195
Exelon	315,546	11,354
FirstEnergy	284,624	9,057
Public Service Enterprise Group	292,589	12,976

		40,404

Total Common Stock (Cost $1,752,963) ($ Thousands)		2,206,224

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.870% **†(C)	10,441,084	10,441

Total Affiliated Partnership (Cost $10,431) ($ Thousands)		10,441

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	133,918,973	133,919

Total Cash Equivalent (Cost $133,919) ($ Thousands)		133,919

Total Investments — 100.4% (Cost $1,897,313) ($ Thousands)		$2,350,584

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	32	Jun-2017	$33
S&P Mid Cap 400 Index E-MINI	2	Jun-2017	6

			$39

Percentages are based on Net Assets of $2,340,557 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $10,190 ($ Thousands).

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Fund (Concluded)

(B)	Security is a Master Limited Partnership. At March 31, 2017, such securities amounted to $7,062 ($ Thousands), or 0.3% of the net assets of the Fund (see Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $10,441 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,206,224	$—	$—	$2,206,224
Affiliated Partnership	—	10,441	—	10,441
Cash Equivalent	133,919	—	—	133,919

Total Investments in Securities	$2,340,143	$10,441	$—	$2,350,584

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$39	$—	$—	$39

Total Other Financial Instruments	$39	$—	$—	$39

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 –Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Value Fund

Description	Shares	Market Value ($Thousands)
COMMON STOCK — 94.7%

Consumer Discretionary — 9.7%
Bed Bath & Beyond	31,118	$1,228
Best Buy	106,629	5,241
Brinker International (A)	45,889	2,017
Comcast, Cl A	54,458	2,047
Dick's Sporting Goods	94,123	4,580
Dillard's, Cl A (A)	23,992	1,253
Dollar General	139,112	9,700
DR Horton	136,309	4,541
Ford Motor	109,652	1,276
General Motors	508,462	17,979
Goodyear Tire & Rubber	216,560	7,796
Kohl's (A)	70,940	2,824
Lear	44,114	6,246
Lowe's	153,153	12,591
Macy's	134,290	3,980
Norwegian Cruise Line Holdings*	224,074	11,367
Omnicom Group	161,348	13,910
PulteGroup	404,307	9,521
Staples	140,647	1,234
Target, Cl A	34,257	1,891
Tupperware Brands	28,790	1,806
Viacom, Cl B	39,882	1,859
Whirlpool	33,087	5,669
Wyndham Worldwide	45,103	3,802

		134,358

Consumer Staples — 8.3%
Archer-Daniels-Midland	57,847	2,663
Bunge	76,299	6,048
CVS Health	299,247	23,491
Ingredion	32,419	3,904
JM Smucker	132,332	17,346
Kimberly-Clark	10,021	1,319
Kroger	346,174	10,209
Philip Morris International	147,564	16,660
Pilgrim's Pride*	83,326	1,875
Procter & Gamble	60,927	5,474
Reynolds American	182,206	11,483
Tyson Foods, Cl A	106,209	6,554
Wal-Mart Stores	110,785	7,985

		115,011

Energy — 9.5%
Anadarko Petroleum, Cl A	64,258	3,984
Apache	54,557	2,804
BP ADR	378,113	13,052
Canadian Natural Resources	133,114	4,365
Chevron	164,816	17,696
Devon Energy	150,356	6,273
ExxonMobil	146,681	12,029
Helmerich & Payne (A)	48,801	3,249

Description	Shares	Market Value ($Thousands)
COMMON STOCK (continued)
Kinder Morgan	349,638	$7,601
Marathon Petroleum	161,547	8,165
Occidental Petroleum	235,634	14,930
Oceaneering International, Cl A	133,495	3,615
PBF Energy, Cl A (A)	122,820	2,723
Phillips 66	93,780	7,429
Royal Dutch Shell ADR, Cl A	142,157	7,496
Southwestern Energy*	555,883	4,541
Tesoro	26,013	2,109
Valero Energy	148,387	9,837

		131,898

Financials — 22.8%
Aflac	210,468	15,242
Allstate	148,345	12,089
Ally Financial	407,613	8,287
American Financial Group	16,671	1,591
Ameriprise Financial	29,033	3,765
Assurant	19,613	1,876
Bank of America	1,414,804	33,375
Berkshire Hathaway, Cl B*	28,856	4,810
Blackstone Group (B)	86,876	2,580
Capital One Financial	87,452	7,579
Citigroup	469,349	28,076
Discover Financial Services	148,304	10,142
Everest Re Group	35,006	8,185
Fifth Third Bancorp	141,253	3,588
JPMorgan Chase	388,370	34,114
KeyCorp	251,226	4,467
KKR L.P. (B)	417,034	7,602
Marsh & McLennan	118,711	8,772
MetLife	339,161	17,914
Morgan Stanley	185,201	7,934
PNC Financial Services Group	44,784	5,385
Popular	128,422	5,231
Prudential Financial	42,930	4,580
Radian Group	76,815	1,380
Regions Financial	193,916	2,818
Reinsurance Group of America, Cl A	61,570	7,818
Santander Consumer USA Holdings*	99,331	1,323
Starwood Property Trust‡	48,514	1,095
State Street	216,328	17,222
SunTrust Banks	220,296	12,182
Synchrony Financial	284,307	9,752
Travelers	73,384	8,846
Unum Group	66,825	3,133
Voya Financial	345,475	13,114
Wells Fargo	23,952	1,333

		317,200

Health Care — 13.8%
Abbott Laboratories	259,647	11,531

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AbbVie	89,562	$5,836
Aetna, Cl A	91,657	11,691
Akorn*	179,734	4,328
AmerisourceBergen, Cl A	48,892	4,327
Amgen, Cl A	140,865	23,112
Anthem	82,914	13,712
Becton Dickinson	48,120	8,827
Biogen*	15,702	4,293
Celgene, Cl A*	13,281	1,653
Centene*	45,536	3,245
Cigna	10,243	1,500
Express Scripts Holding*	35,966	2,371
Gilead Sciences	57,679	3,918
HCA Holdings*	75,083	6,682
Horizon Pharma*	7,891	117
Johnson & Johnson	210,112	26,169
Laboratory Corp of America Holdings*	11,245	1,613
Mallinckrodt*	39,313	1,752
Merck	198,524	12,614
Mylan*	105,900	4,129
Pfizer	472,266	16,156
Quest Diagnostics	69,436	6,818
UnitedHealth Group	54,910	9,006
Zimmer Biomet Holdings	55,616	6,791

		192,191

Industrials — 9.0%
3M	40,100	7,672
AECOM*	60,284	2,146
AerCap Holdings*	110,756	5,091
AGCO	20,018	1,205
Alaska Air Group	26,336	2,429
American Airlines Group	103,155	4,363
Boeing	10,922	1,932
Carlisle	22,997	2,447
Chicago Bridge & Iron (A)	47,560	1,463
Delta Air Lines, Cl A	329,176	15,129
Eaton	141,548	10,496
FedEx	28,006	5,465
Fluor	127,511	6,710
Illinois Tool Works	87,772	11,627
L3 Technologies	8,567	1,416
ManpowerGroup	83,215	8,535
Oshkosh Truck	38,255	2,624
Owens Corning	54,642	3,353
Raytheon	21,683	3,307
Regal Beloit	3,980	301
RR Donnelley & Sons	26,621	322
Trinity Industries	92,465	2,455
United Continental Holdings*	132,334	9,348
USG* (A)	51,700	1,644
Waste Management	36,019	2,627

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WW Grainger (A)	45,832	$10,668

		124,775

Information Technology — 11.2%
Apple	61,389	8,819
Applied Materials	258,833	10,069
Arrow Electronics, Cl A*	31,969	2,347
Automatic Data Processing	118,314	12,114
CA	131,773	4,180
Cisco Systems	528,718	17,871
Corning, Cl B	74,909	2,022
Harris	30,285	3,370
Hewlett Packard Enterprise	658,594	15,609
HP	536,928	9,600
Intel	273,499	9,865
International Business Machines	34,836	6,066
IPG Photonics*	21,775	2,628
Lam Research	23,297	2,990
Microchip Technology (A)	141,564	10,445
Micron Technology*	235,803	6,815
Qualcomm	191,311	10,970
Skyworks Solutions	103,343	10,125
Tech Data*	17,949	1,685
Telefonaktiebolaget LM Ericsson ADR	234,928	1,560
Vishay Intertechnology (A)	172,629	2,840
Western Digital	20,767	1,714
Xerox	221,535	1,626

		155,330

Materials — 4.4%
Cabot	63,430	3,800
Cemex ADR*	720,884	6,538
Domtar	33,526	1,224
Dow Chemical, Cl A	22,618	1,437
Eastman Chemical	146,559	11,842
Huntsman	65,474	1,607
International Paper	264,266	13,420
Louisiana-Pacific*	57,932	1,438
LyondellBasell Industries, Cl A	106,570	9,718
Owens-Illinois*	77,722	1,584
Reliance Steel & Aluminum	91,842	7,349
Sonoco Products	28,379	1,502

		61,459

Real Estate — 1.4%
Brandywine Realty Trust‡	213,908	3,472
Hospitality Properties Trust‡	259,356	8,177
Howard Hughes*	26,236	3,076
Senior Housing Properties Trust‡	130,790	2,649
Two Harbors Investment‡	288,551	2,767

		20,141

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Telecommunication Services — 1.5%
AT&T	200,817	$8,344
Verizon Communications	243,135	11,853

		20,197

Utilities — 3.1%
Calpine*	106,720	1,179
Entergy	112,699	8,561
Exelon	220,178	7,922
FirstEnergy	331,180	10,538
Public Service Enterprise Group	207,130	9,186
UGI	75,184	3,714
Vectren	25,472	1,493

		42,593

Total Common Stock (Cost $1,038,814) ($ Thousands)		1,315,153

AFFILIATED PARTNERSHIP — 2.1%
SEI Liquidity Fund, L.P.
0.870%**† (C)	28,891,414	28,890

Total Affiliated Partnership (Cost $28,891) ($ Thousands)		28,890

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	76,059,351	76,059

Total Cash Equivalent (Cost $76,059) ($ Thousands)		76,059

Total Investments — 102.3% (Cost $1,143,764) ($ Thousands)		$1,420,102

Percentages are based on Net Assets of $1,388,247 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $28,205 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2017, such securities amounted to $10,182 ($ Thousands), or 0.7% of the net assets of the Fund (see Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $28,890 ($ Thousands).

ADR	— American Depositary Receipt

Cl	— Class

L.P.	— Limited Partnership

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,315,153	$—	$—	$1,315,153
Affiliated Partnership	—	28,890	—	28,890
Cash Equivalent	76,059	—	—	76,059

Total Investments in Securities	$1,391,212	$28,890	$—	$1,420,102

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Consumer Discretionary — 17.7%
Amazon.com, Cl A*	46,452	$41,182
Autozone*	16,845	12,180
Discovery Communications, Cl C*	65,613	1,857
Dollar General	138,505	9,658
Domino's Pizza	46,817	8,628
Home Depot	112,101	16,460
Interpublic Group	120,421	2,959
Lear	27,849	3,943
Liberty Global, Cl A*	33,849	1,214
Liberty Global, Cl C*	146,743	5,142
Liberty Interactive QVC Group, Cl A*	355,776	7,123
Lowe's	246,892	20,297
Mohawk Industries*	14,735	3,382
NetFlix*	94,764	14,007
Nike, Cl B	555,242	30,944
NVR*	809	1,704
Priceline Group*	10,811	19,243
Ross Stores	32,925	2,169
Tiffany (A)	66,625	6,349
TJX	311,851	24,661
Tractor Supply	164,061	11,315
TripAdvisor*	37,460	1,617
Ulta Salon Cosmetics & Fragrance*	14,505	4,137

		250,171

Consumer Staples — 4.7%
Colgate-Palmolive	209,349	15,322
Constellation Brands, Cl A	82,655	13,396
Ingredion	17,553	2,114
Kroger	46,824	1,381
PepsiCo	206,469	23,096
SYSCO, Cl A	26,613	1,382
Walgreens Boots Alliance	107,966	8,966

		65,657

Energy — 0.5%
EOG Resources	17,846	1,741
Oneok	26,630	1,476
Pioneer Natural Resources	17,744	3,305

		6,522

Financials — 10.7%
Affiliated Managers Group	28,612	4,691
Berkshire Hathaway, Cl B*	73,613	12,270
Charles Schwab	176,707	7,211
Citigroup	174,515	10,439
CME Group	37,162	4,415
Discover Financial Services	87,572	5,989
Factset Research Systems	60,726	10,014
First Republic Bank	64,244	6,027
Goldman Sachs Group	5,544	1,274

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intercontinental Exchange	164,038	$9,821
Moody’s	250,210	28,033
MSCI, Cl A	146,922	14,279
SunTrust Banks	74,417	4,115
US Bancorp	227,159	11,699
Wells Fargo	362,802	20,194

		150,471

Health Care — 17.4%
Alexion Pharmaceuticals*	106,365	12,896
Allergan	22,053	5,269
Anthem	16,922	2,799
Becton Dickinson	177,785	32,613
Biogen*	96,641	26,424
Boston Scientific*	228,385	5,680
Celgene, Cl A*	151,599	18,863
DENTSPLY SIRONA	85,768	5,355
Gilead Sciences	18,081	1,228
Humana	25,838	5,326
Johnson & Johnson	174,678	21,756
Mettler Toledo International*	49,199	23,562
Quintiles Transnational*	166,807	13,433
UnitedHealth Group	296,815	48,681
Varex Imaging*	106,670	3,584
Varian Medical Systems*	125,145	11,404
Zoetis, Cl A	119,202	6,362

		245,235

Industrials — 8.5%
3M	61,707	11,806
Acuity Brands	39,740	8,107
Boeing	25,893	4,579
Delta Air Lines, Cl A	184,768	8,492
Equifax	95,137	13,009
FedEx	7,220	1,409
Graco	189,591	17,848
Hubbell, Cl B	18,957	2,276
Ingersoll-Rand	78,490	6,383
Middleby*	70,127	9,569
Nielsen Holdings	243,373	10,054
Roper Technologies	45,945	9,487
TransDigm Group (A)	26,550	5,845
United Technologies	93,235	10,462

		119,326

Information Technology — 30.8%
Activision Blizzard	155,360	7,746
Adobe Systems*	37,625	4,896
Alphabet, Cl A*	45,781	38,813
Alphabet, Cl C*	20,792	17,248
Analog Devices	95,218	7,803
Apple	148,310	21,306

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Large Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Applied Materials	143,036	$5,564
ASML Holding, Cl G	109,218	14,504
Autodesk, Cl A*	108,130	9,350
Broadcom, Cl A	45,135	9,883
Broadridge Financial Solutions	20,137	1,368
CDW	29,295	1,691
Cognizant Technology Solutions, Cl A*	196,853	11,717
eBay*	247,698	8,315
Electronic Arts*	159,649	14,292
F5 Networks, Cl A*	11,629	1,658
Facebook, Cl A*	197,066	27,993
Fiserv, Cl A*	28,506	3,287
FleetCor Technologies*	61,171	9,263
Global Payments	119,098	9,609
International Business Machines	8,344	1,453
Intuit	108,893	12,630
MasterCard, Cl A	313,933	35,308
Microsoft	784,564	51,671
NCR*	28,231	1,290
Oracle, Cl B	210,768	9,402
PayPal Holdings*	271,180	11,666
Qualcomm	175,349	10,055
salesforce.com*	16,689	1,377
Skyworks Solutions	17,217	1,687
Symantec, Cl A	294,115	9,023
Tencent Holdings ADR	334,018	9,640
Texas Instruments	67,037	5,401
Vantiv, Cl A*	212,581	13,631
Visa, Cl A	379,643	33,739

		434,279

Materials — 4.5%
Avery Dennison	35,506	2,862
Crown Holdings*	40,553	2,147
Ecolab	72,894	9,136
LyondellBasell Industries, Cl A	28,606	2,609
Monsanto	29,745	3,367
Praxair	101,704	12,062
Sherwin-Williams, Cl A	103,162	32,000

		64,183

Real Estate — 2.7%
Crown Castle International ‡	109,140	10,309
Equinix ‡	38,182	15,287
SBA Communications, Cl A*	100,376	12,082

		37,678

Total Common Stock (Cost $1,061,898) ($ Thousands)		1,373,522

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
0.870% **† (B)	8,772,972	$8,772

Total Affiliated Partnership (Cost $8,773) ($ Thousands)		8,772

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	36,133,195	36,133

Total Cash Equivalent (Cost $36,133) ($ Thousands)		36,133

Total Investments — 100.7% (Cost $1,106,804) ($ Thousands)		$1,418,427

Percentages are based on Net Assets of $1,408,733 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $8,598 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $8,772 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,373,522	$—	$—	$1,373,522
Affiliated Partnership	—	8,772	—	8,772
Cash Equivalent	36,133	—	—	36,133

Total Investments in Securities	$1,409,655	$8,772	$—	$1,418,427

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.2%

Consumer Discretionary — 13.8%
Amazon.com, Cl A*	43,128	$38,235
Autozone*	28,750	20,788
Best Buy	186,465	9,165
Charter Communications, Cl A*	20,643	6,757
Chipotle Mexican Grill, Cl A* (A)	2,662	1,186
Comcast, Cl A	162,942	6,125
Darden Restaurants	34,626	2,897
Delphi Automotive	79,958	6,436
Dollar General	450,186	31,391
Domino's Pizza	25,114	4,628
DR Horton	166,633	5,551
Ford Motor	514,755	5,992
GameStop, Cl A (A)	184,716	4,165
General Motors	419,724	14,841
Genuine Parts	6,976	645
Goodyear Tire & Rubber	74,673	2,688
Graham Holdings, Cl B	809	485
Harley-Davidson, Cl A	30,157	1,824
Home Depot	118,848	17,450
International Game Technology	79,819	1,892
Interpublic Group	55,709	1,369
Kohl's (A)	113,312	4,511
L Brands	67,326	3,171
Las Vegas Sands	22,879	1,306
Lear	115,549	16,359
Liberty Global, Cl C*	164,621	5,768
Liberty Interactive QVC Group, Cl A*	567,023	11,352
Lowe's	372,467	30,621
Macy's	146,900	4,354
Magna International, Cl A	129,268	5,579
Marriott International, Cl A	40,040	3,771
Murphy USA*	24,225	1,779
NetFlix*	65,622	9,700
Nike, Cl B	445,778	24,843
Norwegian Cruise Line Holdings*	314,071	15,933
Omnicom Group	160,380	13,826
Priceline Group*	7,673	13,658
PulteGroup	504,441	11,880
PVH	50,924	5,269
Ross Stores	84,479	5,565
Scripps Networks Interactive, Cl A	16,630	1,303
Staples	494,514	4,337
Starbucks	227,286	13,271
Target, Cl A	175,065	9,662
TEGNA	153,973	3,945
Tiffany (A)	137,796	13,132
Time Warner	41,985	4,102
TJX	282,625	22,350
Toll Brothers	94,549	3,414
TopBuild*	51,618	2,426
Toyota Motor ADR (A)	19,172	2,082

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tupperware Brands	42,037	$2,637
Walt Disney	54,000	6,123
Whirlpool	68,064	11,661
Wyndham Worldwide	15,527	1,309
Yum China Holdings*	41,762	1,136
Yum! Brands	9,997	639

		477,284

Consumer Staples — 8.2%
Altria Group	96,491	6,891
Anheuser-Busch InBev ADR	85,244	9,356
Archer-Daniels-Midland	148,154	6,821
Bunge	79,647	6,313
Church & Dwight	117,693	5,869
Coca-Cola	84,125	3,570
Colgate-Palmolive	148,229	10,849
ConAgra Foods	49,133	1,982
Constellation Brands, Cl A	35,130	5,694
Costco Wholesale	89,408	14,993
CVS Health	421,911	33,120
Dr Pepper Snapple Group	29,127	2,852
Hershey	26,294	2,873
Ingredion	22,400	2,698
JM Smucker	101,575	13,314
Kimberly-Clark	125,774	16,556
Kraft Heinz	13,143	1,194
Kroger	530,992	15,659
Lamb Weston Holdings	16,377	689
Mead Johnson Nutrition, Cl A	35,041	3,121
Mondelez International, Cl A	24,475	1,054
PepsiCo	146,390	16,375
Philip Morris International	209,277	23,627
Pilgrim's Pride	55,865	1,257
Procter & Gamble	170,180	15,291
Reynolds American	186,558	11,757
Tyson Foods, Cl A	281,181	17,352
Walgreens Boots Alliance	219,542	18,233
Wal-Mart Stores	222,560	16,042

		285,402

Energy — 5.0%
Anadarko Petroleum, Cl A	28,538	1,770
Apache	108,119	5,556
BP ADR	346,009	11,944
Canadian Natural Resources (A)	311,948	10,229
Chevron	213,036	22,874
Concho Resources*	34,048	4,370
Devon Energy	273,875	11,426
Exxon Mobil	164,776	13,513
Helmerich & Payne (A)	52,920	3,523
Hess	38,128	1,838
Kinder Morgan	241,974	5,261

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marathon Oil	290,425	$4,589
Marathon Petroleum	237,204	11,988
Occidental Petroleum	246,668	15,629
Oceaneering International, Cl A	205,920	5,576
PBF Energy, Cl A (A)	92,011	2,040
Phillips 66	113,325	8,978
Royal Dutch Shell ADR, Cl A	124,884	6,585
Southwestern Energy*	798,939	6,527
Teekay Shipping (A)	72,467	663
Tesoro	31,376	2,543
Valero Energy	211,817	14,041
Williams	51,872	1,535

		172,998

Financials — 15.9%
Aflac	125,014	9,054
Allstate	59,438	4,844
Ally Financial	249,836	5,079
American Financial Group	39,790	3,797
American International Group	109,104	6,811
Ameriprise Financial	82,444	10,691
Assurant	122,808	11,749
Bank of America	1,841,396	43,439
BB&T	41,703	1,864
Berkshire Hathaway, Cl B*	93,247	15,542
Blackstone Group (B)	44,695	1,327
Capital One Financial	113,167	9,807
CIT Group	106,074	4,554
Citigroup	379,987	22,731
CME Group	77,815	9,244
Cullen/Frost Bankers (A)	37,402	3,328
Discover Financial Services	241,586	16,522
Everest Re Group	57,218	13,378
Factset Research Systems	6,157	1,015
Fifth Third Bancorp	478,279	12,148
Goldman Sachs Group	21,644	4,972
Hartford Financial Services Group	101,910	4,899
Huntington Bancshares	321,477	4,305
Intercontinental Exchange	250,350	14,988
Invesco	126,803	3,884
JPMorgan Chase	549,498	48,268
KeyCorp	816,571	14,519
KKR L.P. (B)	266,561	4,859
Lincoln National	182,558	11,948
Marsh & McLennan	150,651	11,132
MetLife	256,088	13,527
Moody's	251,546	28,183
Morgan Stanley	311,935	13,363
MSCI, Cl A	104,533	10,160
PNC Financial Services Group	46,966	5,647
Popular	193,445	7,879
Principal Financial Group, Cl A	139,391	8,797

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Progressive	44,272	$1,735
Prudential Financial	112,425	11,994
Regions Financial	507,300	7,371
Reinsurance Group of America, Cl A	61,098	7,758
Santander Consumer USA Holdings*	377,287	5,025
State Street	190,424	15,160
SunTrust Banks	142,000	7,853
Synchrony Financial	218,345	7,489
Travelers	120,419	14,515
Unum Group	155,168	7,276
US Bancorp	165,018	8,498
Validus Holdings	28,272	1,594
Voya Financial	322,590	12,246
Wells Fargo	427,725	23,807

		550,575

Health Care — 14.5%
Abbott Laboratories	148,672	6,603
AbbVie	92,048	5,998
Aetna, Cl A	56,625	7,223
Akorn* (A)	268,946	6,476
Alexion Pharmaceuticals*	56,108	6,803
Allergan	38,056	9,092
AmerisourceBergen, Cl A	110,450	9,775
Amgen, Cl A	167,917	27,550
Anthem	79,013	13,067
Baxter International	180,158	9,343
Becton Dickinson	192,791	35,366
Biogen*	118,701	32,455
Bioverativ*	62,303	3,393
C.R. Bard	30,808	7,657
Cardinal Health	72,515	5,914
Celgene, Cl A*	245,980	30,607
Centene*	83,877	5,977
Cigna	68,071	9,972
DENTSPLY SIRONA	30,779	1,922
Edwards Lifesciences, Cl A*	20,638	1,941
Express Scripts Holding*	24,616	1,622
Gilead Sciences	120,443	8,180
HCA Holdings*	109,165	9,715
Humana	44,504	9,174
Idexx Laboratories*	72,356	11,187
Intuitive Surgical*	2,806	2,151
Johnson & Johnson	452,116	56,311
Mallinckrodt*	95,129	4,240
McKesson	33,384	4,949
Medtronic	13,161	1,060
Merck	212,285	13,489
Mettler Toledo International*	32,499	15,564
Mylan*	81,948	3,195
Novo Nordisk ADR	152,089	5,214
Pfizer	706,138	24,157

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quest Diagnostics	12,728	$1,250
Quintiles Transnational*	46,115	3,714
United Therapeutics*	47,682	6,455
UnitedHealth Group	371,767	60,973
Universal Health Services, Cl B	17,712	2,204
Varex Imaging*	30,650	1,030
Varian Medical Systems*	40,000	3,645
Zimmer Biomet Holdings	106,165	12,964
Zoetis, Cl A	63,768	3,403

		502,980

Industrials — 9.7%
3M	165,685	31,701
Acuity Brands	8,099	1,652
AECOM*	38,691	1,377
AerCap Holdings*	175,578	8,071
AGCO	52,600	3,165
Alaska Air Group	108,695	10,024
American Airlines Group	152,350	6,444
C.H. Robinson Worldwide	31,918	2,467
Carlisle	21,498	2,288
Caterpillar, Cl A	47,565	4,412
Chicago Bridge & Iron (A)	84,825	2,608
Cummins	24,737	3,740
Deere	31,142	3,390
Delta Air Lines, Cl A	388,636	17,862
Eaton	101,803	7,549
Equifax	63,903	8,738
FedEx	20,626	4,025
General Electric	224,840	6,700
Graco	190,940	17,975
Huntington Ingalls Industries, Cl A	63,273	12,670
Illinois Tool Works	158,062	20,939
Kansas City Southern	32,542	2,791
Lockheed Martin	35,370	9,465
ManpowerGroup	22,232	2,280
Masco	39,457	1,341
Middleby* (A)	91,579	12,496
Nielsen Holdings	51,235	2,117
Norfolk Southern	64,160	7,184
Northrop Grumman	63,975	15,216
Oshkosh Truck	98,940	6,786
Owens Corning	28,000	1,718
Raytheon	120,803	18,422
Robert Half International	32,561	1,590
Roper Technologies	15,713	3,245
Southwest Airlines, Cl A	177,834	9,560
Spirit AeroSystems Holdings, Cl A	31,308	1,813
SPX*	169,689	4,115
Stanley Black & Decker	23,449	3,116
Terex	66,352	2,083
Textron	18,331	872

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Timken	45,000	$2,034
Trinity Industries	90,264	2,397
United Continental Holdings*	191,798	13,549
United Rentals*	13,833	1,730
United Technologies	142,557	15,996
USG* (A)	79,806	2,538
Waste Management	18,232	1,330
WW Grainger (A)	45,248	10,532

		334,113

Information Technology — 18.3%
Activision Blizzard	181,346	9,042
Adobe Systems*	137,412	17,881
Alphabet, Cl A*	27,622	23,418
Alphabet, Cl C*	26,751	22,192
Amdocs	87,071	5,310
Apple	321,205	46,144
Applied Materials	507,844	19,755
ASML Holding, Cl G (A)	57,233	7,601
Automatic Data Processing	90,902	9,307
Avnet	21,978	1,006
Broadcom, Cl A	27,141	5,943
Brocade Communications Systems	225,017	2,808
CA	81,679	2,591
Cisco Systems	488,328	16,506
Citrix Systems*	44,716	3,729
Cognizant Technology Solutions, Cl A*	113,769	6,772
Corning, Cl B	234,159	6,322
DST Systems	11,635	1,425
eBay*	461,918	15,507
Electronic Arts*	137,324	12,293
Facebook, Cl A*	209,203	29,717
FleetCor Technologies*	20,805	3,151
Genpact	71,173	1,762
Harris	25,220	2,806
Hewlett Packard Enterprise	450,050	10,666
HP	688,450	12,309
Intel	570,596	20,581
International Business Machines	70,641	12,301
Intuit	156,005	18,095
Jabil Circuit	58,700	1,698
Juniper Networks	66,060	1,838
Keysight Technologies*	220,465	7,968
Lam Research	22,006	2,825
Marvell Technology Group	291,026	4,441
MasterCard, Cl A	372,740	41,922
Microchip Technology (A)	35,826	2,643
Micron Technology*	446,316	12,899
Microsoft	660,683	43,513
Oracle, Cl B	267,111	11,916
PayPal Holdings*	279,222	12,012
Qualcomm	308,957	17,716

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Red Hat*	16,812	$1,454
salesforce.com*	15,984	1,319
Seagate Technology (A)	112,151	5,151
ServiceNow*	18,268	1,598
Skyworks Solutions	150,967	14,792
Symantec, Cl A	184,559	5,662
Tech Data*	22,300	2,094
Telefonaktiebolaget LM Ericsson ADR	905,989	6,016
Tencent Holdings ADR	375,591	10,840
Teradata*	50,205	1,562
Texas Instruments	211,061	17,003
VeriSign* (A)	91,384	7,960
Visa, Cl A	425,642	37,827
Vishay Intertechnology	88,686	1,459
Western Digital	72,366	5,972
Xerox	424,474	3,116
Yelp, Cl A*	51,177	1,676
Zynga, Cl A*	227,798	649

		634,481

Materials — 4.1%
Cabot	99,097	5,937
Celanese, Ser A	28,298	2,542
Cemex ADR*	949,795	8,615
Dow Chemical, Cl A	192,015	12,201
Eastman Chemical	109,370	8,837
Ecolab	48,941	6,134
Freeport-McMoRan, Cl B*	65,401	874
Huntsman	312,058	7,658
Ingevity*	14,131	860
International Paper	367,473	18,660
Louisiana-Pacific*	155,746	3,866
LyondellBasell Industries, Cl A	132,110	12,047
Mosaic	21,858	638
Nucor	46,516	2,778
Owens-Illinois*	225,590	4,597
Praxair	52,646	6,244
Reliance Steel & Aluminum	61,757	4,942
Sherwin-Williams, Cl A	90,944	28,210
Westlake Chemical	14,664	968
WestRock	84,787	4,411

		141,019

Real Estate — 1.7%
Brandywine Realty Trust‡	138,389	2,246
CBL & Associates Properties‡	206,920	1,974
CBRE Group, Cl A*	41,173	1,432
Colony NorthStar, Cl A	161,161	2,081
Crown Castle International‡	198,875	18,784
Equinix‡	41,936	16,790
Hospitality Properties Trust‡	97,540	3,075
Host Hotels & Resorts‡	141,505	2,641

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Outfront Media‡	92,212	$2,448
Public Storage‡	4,106	899
SBA Communications, Cl A*	53,836	6,480
Simon Property Group‡	6,723	1,157

		60,007

Telecommunication Services — 1.0%
AT&T	348,990	14,500
China Mobile ADR	28,147	1,555
Verizon Communications	350,334	17,079

		33,134

Utilities — 2.0%
Ameren	113,300	6,185
American Electric Power	179,636	12,059
Calpine*	312,011	3,448
Centerpoint Energy	65,000	1,792
Consolidated Edison	24,376	1,893
Edison International	204,337	16,267
Entergy	36,104	2,742
Exelon	342,133	12,310
FirstEnergy	160,490	5,107
Public Service Enterprise Group	158,869	7,046

		68,849

Total Common Stock (Cost $1,925,155) ($ Thousands)		3,260,842

	Number of Rights

RIGHTS* — 0.0%
Safeway CVR - PDC‡‡	107,954	5

Safeway CVR - Casa Ley‡‡	107,954	110

Total Rights (Cost $—) ($ Thousands)		115

	Shares

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P.
0.870%**† (C)	57,227,694	57,225

Total Affiliated Partnership (Cost $57,228) ($ Thousands)		57,225

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	198,626,109	$198,626

Total Cash Equivalent (Cost $198,626) ($ Thousands)		198,626

Total Investments — 101.6% (Cost $2,181,009) ($ Thousands)		$3,516,808

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	62	Jun-2017	$(7)
S&P Mid Cap 400 Index E-MINI	4	Jun-2017	4

			$(3)

Percentages are based on Net Assets of $3,461,119 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $55,808 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2017, such securities amounted to $6,186 ($ Thousands), or 0.2% of the net assets of the Fund (see Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $57,225 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor's

Ser — Series

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,260,842	$—	$—	$3,260,842
Rights	—	115	—	115
Affiliated Partnership	—	57,225	—	57,225
Cash Equivalent	198,626	—	—	198,626

Total Investments in Securities	$3,459,468	$57,340	$—	$3,516,808

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$4	$—	$—	$4
Unrealized Depreciation	(7)	—	—	(7)

Total Other Financial Instruments	$(3)	$—	$—	$(3)

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Consumer Discretionary — 12.3%
Advance Auto Parts	2,700	$400
Amazon.com, Cl A*	14,549	12,898
Autonation*	2,226	94
Autozone*	1,094	791
Bed Bath & Beyond	5,333	210
Best Buy	10,054	494
BorgWarner	7,400	309
CarMax*	6,800	403
Carnival	15,284	900
CBS, Cl B	13,695	950
Charter Communications, Cl A*	7,900	2,586
Chipotle Mexican Grill, Cl A* (A)	1,104	492
Coach	10,319	426
Comcast, Cl A	173,396	6,518
Darden Restaurants	4,618	386
Delphi Automotive	9,900	797
Discovery Communications, Cl A*	5,600	163
Discovery Communications, Cl C*	7,700	218
DISH Network, Cl A*	8,300	527
Dollar General	9,300	648
Dollar Tree*	8,654	679
DR Horton	12,458	415
Expedia	4,455	562
Foot Locker, Cl A	5,000	374
Ford Motor	142,437	1,658
Gap	8,131	198
Garmin (A)	4,205	215
General Motors	49,913	1,765
Genuine Parts	5,436	502
Goodyear Tire & Rubber	9,593	345
H&R Block	7,613	177
Hanesbrands	13,600	282
Harley-Davidson, Cl A	6,508	394
Hasbro	4,096	409
Home Depot	44,645	6,555
Interpublic Group	14,601	359
Johnson Controls International	34,209	1,441
Kohl's	6,456	257
L Brands	8,827	416
Leggett & Platt	4,759	239
Lennar, Cl A	7,516	385
LKQ*	11,300	331
Lowe's	31,749	2,610
Macy's	11,264	334
Marriott International, Cl A	11,524	1,085
Mattel	12,531	321
McDonald's	30,017	3,891
Michael Kors Holdings*	5,900	225
Mohawk Industries*	2,300	528
NetFlix*	15,800	2,335
Newell Brands, Cl B	17,655	833

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
News, Cl A	13,975	$182
News, Cl B	4,000	54
Nike, Cl B	48,594	2,708
Nordstrom	4,007	187
Omnicom Group	8,604	742
O'Reilly Automotive*	3,400	917
Priceline Group*	1,806	3,215
PulteGroup	10,599	250
PVH	2,900	300
Ralph Lauren, Cl A	2,005	164
Ross Stores	14,536	957
Royal Caribbean Cruises	6,100	598
Scripps Networks Interactive, Cl A	3,500	274
Signet Jewelers	2,500	173
Staples	23,836	209
Starbucks	53,434	3,120
Target, Cl A	20,528	1,133
TEGNA	7,947	204
Tiffany	3,878	370
Time Warner	28,325	2,768
TJX	23,843	1,886
Tractor Supply	4,700	324
TripAdvisor*	3,955	171
Twenty-First Century Fox, Cl A	38,659	1,252
Twenty-First Century Fox, Cl B	17,800	566
Ulta Salon Cosmetics & Fragrance*	2,100	599
Under Armour, Cl A* (A)	6,405	127
Under Armour, Cl C*	6,449	118
VF	12,165	669
Viacom, Cl B	12,801	597
Walt Disney	53,253	6,038
Whirlpool	2,705	463
Wyndham Worldwide	3,902	329
Wynn Resorts (A)	2,900	332
Yum! Brands	12,270	784

		93,110

Consumer Staples — 9.1%
Altria Group	71,073	5,076
Archer-Daniels-Midland	21,075	970
Brown-Forman, Cl B	6,492	300
Campbell Soup	7,084	406
Church & Dwight	9,200	459
Clorox	4,742	639
Coca-Cola	141,549	6,007
Colgate-Palmolive	32,395	2,371
ConAgra Foods	15,265	616
Constellation Brands, Cl A	6,300	1,021
Costco Wholesale	16,118	2,703
Coty, Cl A	17,314	314
CVS Health	37,552	2,948
Dr Pepper Snapple Group	6,700	656

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Estee Lauder, Cl A	8,100	$687
General Mills	21,286	1,256
Hershey	5,112	559
Hormel Foods	9,908	343
JM Smucker	4,253	557
Kellogg	9,267	673
Kimberly-Clark	13,103	1,725
Kraft Heinz	21,808	1,980
Kroger	33,636	992
McCormick	4,166	406
Mead Johnson Nutrition, Cl A	6,634	591
Molson Coors Brewing, Cl B	6,751	646
Mondelez International, Cl A	55,920	2,409
Monster Beverage*	14,854	686
PepsiCo	52,215	5,841
Philip Morris International	56,787	6,411
Procter & Gamble	93,608	8,411
Reynolds American	30,342	1,912
Sysco, Cl A	18,420	956
Tyson Foods, Cl A	10,603	654
Walgreens Boots Alliance	31,257	2,596
Wal-Mart Stores	55,161	3,976
Whole Foods Market	11,709	348

		69,101

Energy — 6.4%
Anadarko Petroleum, Cl A	20,385	1,264
Apache	13,900	714
Baker Hughes	15,449	924
Cabot Oil & Gas	17,113	409
Chesapeake Energy* (A)	28,422	169
Chevron	69,323	7,443
Cimarex Energy	3,504	419
Concho Resources*	5,400	693
ConocoPhillips	45,260	2,257
Devon Energy	19,113	798
EOG Resources	21,097	2,058
EQT	6,405	391
Exxon Mobil	151,946	12,461
Halliburton	31,742	1,562
Helmerich & Payne (A)	3,905	260
Hess	9,875	476
Kinder Morgan	70,082	1,524
Marathon Oil	31,056	491
Marathon Petroleum	19,264	974
Murphy Oil	5,672	162
National Oilwell Varco, Cl A	13,868	556
Newfield Exploration*	7,400	273
Noble Energy	16,000	550
Occidental Petroleum	27,964	1,772
Oneok	7,709	427
Phillips 66	16,175	1,281

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pioneer Natural Resources	6,204	$1,155
Range Resources	7,000	204
Schlumberger, Cl A	51,000	3,983
Southwestern Energy*	17,300	141
TechnipFMC*	17,200	559
Tesoro	4,300	349
Transocean*	14,300	178
Valero Energy	16,508	1,094
Williams	30,269	896

		48,867

Financials — 14.0%
Affiliated Managers Group	2,100	344
Aflac	14,617	1,059
Allstate	13,459	1,097
American Express	27,728	2,194
American International Group	34,030	2,125
Ameriprise Financial	5,584	724
Aon	9,629	1,143
Arthur J. Gallagher	6,600	373
Assurant	2,005	192
Bank of America	367,245	8,663
Bank of New York Mellon	37,999	1,795
BB&T	29,606	1,323
Berkshire Hathaway, Cl B*	69,617	11,604
BlackRock	4,461	1,711
Capital One Financial	17,566	1,522
CBOE Holdings	3,400	276
Charles Schwab	44,436	1,813
Chubb	17,034	2,321
Cincinnati Financial	5,383	389
Citigroup	101,451	6,069
Citizens Financial Group	18,700	646
CME Group	12,440	1,478
Comerica	6,492	445
Discover Financial Services	14,030	960
E*Trade Financial*	10,052	351
Fifth Third Bancorp	27,611	701
Franklin Resources	12,650	533
Goldman Sachs Group	13,565	3,116
Hartford Financial Services Group	13,786	663
Huntington Bancshares	39,714	532
Intercontinental Exchange	21,805	1,305
Invesco	15,000	459
JPMorgan Chase	130,900	11,498
KeyCorp	39,583	704
Leucadia National	11,913	310
Lincoln National	8,398	550
Loews	10,162	475
M&T Bank	5,625	870
Marsh & McLennan	18,859	1,393
MetLife	39,839	2,104

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moody's	6,108	$684
Morgan Stanley	52,661	2,256
Nasdaq, Cl A	4,200	292
Navient	10,343	153
Northern Trust	7,809	676
People's United Financial	12,600	229
PNC Financial Services Group	17,784	2,138
Principal Financial Group, Cl A	9,857	622
Progressive	21,185	830
Prudential Financial	15,766	1,682
Raymond James Financial	4,700	358
Regions Financial	45,063	655
S&P Global	9,421	1,232
State Street	13,291	1,058
SunTrust Banks	17,896	990
Synchrony Financial	28,663	983
T. Rowe Price Group	8,908	607
Torchmark, Cl A	4,039	311
Travelers	10,356	1,248
Unum Group	8,261	387
US Bancorp	58,323	3,004
Wells Fargo	164,915	9,179
Willis Towers Watson	4,721	618
XL Group	9,905	395
Zions Bancorporation	7,260	305

		106,722

Health Care — 13.3%
Abbott Laboratories	63,219	2,808
AbbVie	58,368	3,803
Aetna, Cl A	12,907	1,646
Agilent Technologies	11,915	630
Alexion Pharmaceuticals*	8,200	994
Allergan	12,253	2,927
AmerisourceBergen, Cl A	6,096	539
Amgen, Cl A	26,929	4,418
Anthem	9,702	1,604
Baxter International	17,935	930
Becton Dickinson	7,758	1,423
Biogen*	7,900	2,160
Boston Scientific*	49,712	1,236
Bristol-Myers Squibb	61,292	3,333
C.R. Bard	2,688	668
Cardinal Health	11,659	951
Celgene, Cl A*	28,505	3,547
Centene*	6,300	449
Cerner*	10,700	630
Cigna	9,371	1,373
Cooper, Cl A	1,800	360
DaVita HealthCare Partners*	5,805	395
DENTSPLY SIRONA	8,509	531
Edwards Lifesciences, Cl A*	7,800	734

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eli Lilly	35,539	$2,989
Envision Healthcare*	4,368	268
Express Scripts Holding*	22,170	1,461
Gilead Sciences	47,766	3,244
HCA Holdings*	10,705	953
Henry Schein*	2,900	493
Hologic*	10,200	434
Humana	5,501	1,134
Idexx Laboratories*	3,200	495
Illumina*	5,400	921
Incyte*	6,400	855
Intuitive Surgical*	1,320	1,012
Johnson & Johnson	99,354	12,375
Laboratory Corp of America Holdings*	3,763	540
Mallinckrodt*	3,704	165
McKesson	7,769	1,152
Medtronic	50,072	4,034
Merck	100,574	6,390
Mettler Toledo International*	1,000	479
Mylan*	16,815	656
Patterson (A)	2,900	131
PerkinElmer	4,040	235
Perrigo	5,304	352
Pfizer	218,056	7,460
Quest Diagnostics	5,124	503
Regeneron Pharmaceuticals*	2,800	1,085
Stryker	11,346	1,494
Thermo Fisher Scientific	14,252	2,189
UnitedHealth Group	35,228	5,778
Universal Health Services, Cl B	3,300	411
Varian Medical Systems*	3,405	310
Vertex Pharmaceuticals*	9,100	995
Waters*	2,897	453
Zimmer Biomet Holdings	7,360	899
Zoetis, Cl A	18,046	963

		101,397

Industrials — 9.9%
3M	21,801	4,171
Acuity Brands	1,600	326
Alaska Air Group	4,500	415
Allegion	3,470	263
American Airlines Group	18,309	774
Ametek	8,500	460
Arconic	16,078	424
Boeing	20,841	3,686
C.H. Robinson Worldwide	5,105	395
Caterpillar, Cl A	21,506	1,995
Cintas	3,112	394
CSX	34,172	1,591
Cummins	5,644	853
Danaher, Cl A	22,396	1,916

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deere	10,706	$1,165
Delta Air Lines, Cl A	26,913	1,237
Dover	5,737	461
Dun & Bradstreet	1,305	141
Eaton	16,515	1,225
Emerson Electric	23,515	1,408
Equifax	4,430	606
Expeditors International of Washington	6,609	373
Fastenal, Cl A	10,609	546
FedEx	9,005	1,757
Flowserve	4,800	232
Fluor	5,144	271
Fortive	11,048	665
Fortune Brands Home & Security	5,500	335
General Dynamics	10,430	1,953
General Electric	319,609	9,524
Honeywell International	27,851	3,478
Illinois Tool Works	11,429	1,514
Ingersoll-Rand	9,504	773
Jacobs Engineering Group	4,404	243
JB Hunt Transport Services	3,100	284
Kansas City Southern	3,900	334
L3 Technologies	2,823	467
Lockheed Martin	9,136	2,445
Masco	12,068	410
Nielsen Holdings	12,300	508
Norfolk Southern	10,630	1,190
Northrop Grumman	6,423	1,528
PACCAR	12,791	860
Parker-Hannifin, Cl A	4,871	781
Pentair	6,166	387
Quanta Services*	5,400	200
Raytheon	10,773	1,643
Republic Services	8,483	533
Robert Half International	4,532	221
Rockwell Automation	4,730	737
Rockwell Collins	4,778	464
Roper Technologies	3,700	764
Ryder System	1,859	140
Snap-on	2,153	363
Southwest Airlines, Cl A	22,462	1,208
Stanley Black & Decker	5,540	736
Stericycle, Cl A*	3,104	257
Textron	9,907	471
TransDigm Group (A)	1,800	396
Union Pacific	29,793	3,156
United Continental Holdings*	10,600	749
United Parcel Service, Cl B	25,224	2,707
United Rentals*	3,100	388
United Technologies	27,476	3,083
Verisk Analytics, Cl A*	5,600	454
Waste Management	14,828	1,081

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WW Grainger	1,965	$457
Xylem	6,600	331

		75,303

Information Technology — 21.6%
Accenture, Cl A	22,804	2,734
Activision Blizzard	25,300	1,261
Adobe Systems*	18,141	2,361
Advanced Micro Devices*	28,200	410
Akamai Technologies*	6,304	376
Alliance Data Systems	2,100	523
Alphabet, Cl A*	10,846	9,195
Alphabet, Cl C*	10,870	9,017
Amphenol, Cl A	11,309	805
Analog Devices	13,271	1,088
Apple	192,182	27,609
Applied Materials	39,450	1,535
Autodesk, Cl A*	7,217	624
Automatic Data Processing	16,459	1,685
Broadcom, Cl A	14,646	3,207
CA	11,440	363
Cisco Systems	183,461	6,201
Citrix Systems*	5,742	479
Cognizant Technology Solutions, Cl A*	22,205	1,322
Corning, Cl B	33,808	913
CSRA	5,138	150
eBay*	37,049	1,244
Electronic Arts*	11,278	1,010
F5 Networks, Cl A*	2,400	342
Facebook, Cl A*	86,309	12,260
Fidelity National Information Services, Cl B	11,965	953
Fiserv, Cl A*	7,960	918
Flir Systems	4,800	174
Global Payments	5,600	452
Harris	4,600	512
Hewlett Packard Enterprise	60,891	1,443
HP	62,491	1,117
Intel	173,163	6,246
International Business Machines	31,433	5,474
Intuit	8,886	1,031
Juniper Networks	14,000	390
KLA-Tencor	5,771	549
Lam Research	5,922	760
MasterCard, Cl A	34,517	3,882
Microchip Technology (A)	7,904	583
Micron Technology*	37,769	1,092
Microsoft	283,089	18,644
Motorola Solutions	6,089	525
NetApp	10,085	422
Nvidia	21,565	2,349
Oracle, Cl B	109,823	4,899
Paychex	11,769	693

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PayPal Holdings*	41,149	$1,770
Qorvo*	4,600	315
Qualcomm	54,154	3,105
Red Hat*	6,600	571
salesforce.com*	23,909	1,972
Seagate Technology (A)	10,800	496
Skyworks Solutions	6,804	667
Symantec, Cl A	22,847	701
Synopsys*	5,500	397
TE Connectivity	13,009	970
Teradata*	4,568	142
Texas Instruments	36,666	2,954
Total System Services	6,089	325
VeriSign*	3,200	279
Visa, Cl A	68,018	6,045
Western Digital	10,474	864
Western Union	17,834	363
Xerox	30,306	222
Xilinx	9,209	533
Yahoo!*	32,047	1,487

		164,000

Materials — 2.8%
Air Products & Chemicals	7,926	1,072
Albemarle	4,100	433
Avery Dennison	3,315	267
Ball	6,386	474
CF Industries Holdings	8,550	251
Dow Chemical, Cl A	40,892	2,598
E.I. Du Pont de Nemours	31,748	2,550
Eastman Chemical	5,420	438
Ecolab	9,634	1,208
FMC	4,800	334
Freeport-McMoRan, Cl B*	48,536	648
International Flavors & Fragrances	2,894	384
International Paper	15,074	765
LyondellBasell Industries, Cl A	12,204	1,113
Martin Marietta Materials, Cl A	2,300	502
Monsanto	16,057	1,818
Mosaic	12,809	374
Newmont Mining	19,425	640
Nucor	11,695	698
PPG Industries	9,390	987
Praxair	10,399	1,233
Sealed Air	7,128	311
Sherwin-Williams, Cl A	3,016	936
Vulcan Materials	4,849	584
WestRock	9,184	478

		21,096

Real Estate — 2.9%
Alexandria Real Estate Equities‡	3,200	354

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Tower, Cl A‡	15,600	$1,896
Apartment Investment & Management, Cl A‡	5,839	259
AvalonBay Communities‡	5,008	920
Boston Properties‡	5,600	742
CBRE Group, Cl A*	11,109	387
Crown Castle International‡	13,204	1,247
Digital Realty Trust, Cl A‡	5,800	617
Equinix‡	2,856	1,143
Equity Residential‡	13,344	830
Essex Property Trust‡	2,400	556
Extra Space Storage‡	4,600	342
Federal Realty Investment Trust‡	2,600	347
GGP	21,400	496
HCP‡	17,100	535
Host Hotels & Resorts‡	27,074	505
Iron Mountain‡	8,938	319
Kimco Realty‡	15,613	345
Macerich‡	4,504	290
Mid-America Apartment Communities‡	4,200	427
ProLogis‡	19,300	1,001
Public Storage‡	5,433	1,189
Realty Income‡	10,000	595
Regency Centers‡	5,399	358
Simon Property Group‡	11,706	2,014
SL Green Realty‡	3,700	395
UDR‡	9,800	355
Ventas‡	12,932	841
Vornado Realty Trust‡	6,277	630
Welltower‡	13,300	942
Weyerhaeuser‡	27,361	930

		21,807

Telecommunication Services — 2.3%
AT&T	224,959	9,347
CenturyTel (A)	20,070	473
Level 3 Communications*	10,700	613
Verizon Communications	149,296	7,278

		17,711

Utilities — 3.1%
AES	24,390	273
Alliant Energy	8,400	333
Ameren	8,853	483
American Electric Power	17,915	1,203
American Water Works	6,500	505
Centerpoint Energy	15,885	438
CMS Energy	10,301	461
Consolidated Edison	11,133	865
Dominion Resources	23,040	1,787
DTE Energy	6,545	668
Duke Energy	25,616	2,101
Edison International	11,957	952

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entergy	6,564	$499
Eversource Energy	11,635	684
Exelon	33,755	1,214
FirstEnergy	16,223	516
NextEra Energy	17,120	2,198
NiSource	11,892	283
NRG Energy	11,613	217
PG&E	18,529	1,229
Pinnacle West Capital	4,049	338
PPL	24,871	930
Public Service Enterprise Group	18,530	822
SCANA	5,204	340
Sempra Energy	9,170	1,013
Southern	36,235	1,804
WEC Energy Group	11,519	698
Xcel Energy	18,536	824

		23,678

Total Common Stock (Cost $364,200) ($ Thousands)		742,792

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.690%, 08/03/2017 (B)(C)	$527	525
0.613%, 06/08/2017 (B)(C)	280	280

Total U.S. Treasury Obligations (Cost $806) ($ Thousands)		805

	Shares

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.870%**† (D)	3,491,979	3,492

Total Affiliated Partnership (Cost $3,492) ($ Thousands)		3,492

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	17,403,458	17,403

Total Cash Equivalent (Cost $17,403) ($ Thousands)		17,403

Total Investments — 100.6% (Cost $385,901) ($ Thousands)		$764,492

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	143	Jun-2017	$(46)

For the period ended March 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $760,194 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $3,412 ($ Thousands).

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts. (C) The rate reported is the effective yield at the time of purchase.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $3,492 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor's

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$742,792	$—	$—	$742,792
U.S. Treasury Obligations	—	805	—	805
Affiliated Partnership	—	3,492	—	3,492
Cash Equivalent	17,403	—	—	17,403

Total Investments in Securities	$760,195	$4,297	$—	$764,492

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(46)	$—	$—	$(46)

Total Other Financial Instruments	$(46)	$—	$—	$(46)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.5%

Consumer Discretionary — 11.5%
Advance Auto Parts	9,311	$1,380
AMC Entertainment Holdings, Cl A	40,000	1,258
American Axle & Manufacturing Holdings*	28,258	531
Big Lots (A)	64,248	3,128
Bloomin' Brands	40,646	802
Boyd Gaming*	47,113	1,037
Buffalo Wild Wings*	8,721	1,332
Century Communities*	57,721	1,466
Cheesecake Factory	38,853	2,462
Cooper Tire & Rubber (A)	24,846	1,102
Cooper-Standard Holdings*	6,299	699
Core-Mark Holding, Cl A	67,106	2,093
Cracker Barrel Old Country Store (A)	1,589	253
CROCS*	51,875	367
Dana	51,762	999
Dave & Buster's Entertainment*	8,836	540
Del Taco Restaurants*	49,057	650
Destination XL Group*	11,737	33
DeVry (A)	27,140	962
Express*	221,678	2,019
Fiesta Restaurant Group*	89,992	2,178
Fossil Group* (A)	16,319	285
Gannett	72,253	605
Gentherm*	18,384	722
Group 1 Automotive	8,000	593
Horizon Global*	29,133	404
Installed Building Products*	11,840	625
Jack in the Box	40,318	4,101
LCI Industries	16,308	1,628
Libbey	101,173	1,475
LKQ*	67,814	1,985
Lumber Liquidators Holdings* (A)	48,134	1,010
Marriott Vacations Worldwide (A)	16,291	1,628
MDC Partners, Cl A	149,944	1,409
Monro Muffler	52,710	2,746
NACCO Industries, Cl A	153	11
Nexstar Broadcasting Group, Cl A	24,663	1,730
Nutrisystem	10,129	562
Office Depot	158,157	738
Oxford Industries, Cl A	8,917	511
Party City Holdco* (A)	63,842	897
Planet Fitness, Cl A	26,834	517
Polaris Industries (A)	9,726	815
Pool	25,091	2,994
Sequential Brands Group* (A)	104,870	408
Shoe Carnival	19,079	469
Shutterfly*	15,757	761
Signet Jewelers	7,798	540
Six Flags Entertainment	25,778	1,533
Skechers U.S.A., Cl A*	27,273	749
Superior Industries International	21,373	542

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tenneco	9,985	$623
Tower International	23,358	633
Tractor Supply	18,599	1,283
Vail Resorts	11,192	2,148
Visteon*	15,475	1,516
William Lyon Homes, Cl A* (A)	137,388	2,833
Wolverine World Wide (A)	35,286	881

		68,201

Consumer Staples — 3.2%
Andersons	17,988	682
B&G Foods, Cl A (A)	21,774	876
Central Garden & Pet, Cl A*	39,454	1,370
Dean Foods (A)	31,055	611
Fresh Del Monte Produce	14,192	841
Freshpet* (A)	58,030	638
Hain Celestial Group*	26,249	976
Hostess Brands*	216,121	3,430
Landec*	70,766	849
Omega Protein	39,589	794
Performance Food Group*	45,286	1,078
Sanderson Farms (A)	11,435	1,187
Snyder's-Lance (A)	113,955	4,594
SpartanNash	16,889	591
SUPERVALU*	114,535	442

		18,959

Energy — 4.3%
Ardmore Shipping (A)	71,555	576
Atwood Oceanics, Cl A*	41,944	400
Bill Barrett*	83,827	381
Callon Petroleum*	57,835	761
Carrizo Oil & Gas*	36,360	1,042
DHT Holdings	111,178	497
Dril-Quip* (A)	7,838	428
Eclipse Resources*	176,317	448
Ensco, Cl A	98,958	886
Exterran*	17,669	556
Extraction Oil & Gas* (A)	27,663	513
Forum Energy Technologies*	28,781	596
Gulfport Energy*	184,651	3,174
Marquee Energy*	184,500	15
Matrix Service*	45,017	743
McDermott International*	68,963	465
Murphy Oil	19,784	566
Oasis Petroleum*	39,881	569
Oil States International*	39,721	1,317
Pacific Ethanol*	82,374	564
Parsley Energy, Cl A*	14,222	462
Patterson-UTI Energy (A)	35,463	861
PBF Energy, Cl A (A)	106,517	2,361
RSP Permian*	13,035	540

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanchez Energy* (A)	6,484	$62
Scorpio Tankers (A)	250,036	1,110
Seadrill* (A)	178,967	295
Southwestern Energy*	227,466	1,858
StealthGas*	99,434	397
TETRA Technologies*	265,190	1,079
Tidewater, Cl A* (A)	285,070	328
Westmoreland Coal*	37,937	551
Whiting Petroleum*	111,645	1,056

		25,457

Financials — 16.5%
American Equity Investment Life Holding	144,883	3,424
Ameris Bancorp	12,161	561
Argo Group International Holdings	38,471	2,608
Assured Guaranty	26,511	984
Axis Capital Holdings	14,697	985
Bancorp*	117,391	599
Bank of the Ozarks (A)	56,901	2,959
BofI Holding* (A)	31,166	814
Capitol Federal Financial	156,481	2,289
Caretrust ‡	53,320	897
Central Pacific Financial	101,535	3,101
Chemical Financial (A)	42,356	2,166
CNO Financial Group	109,331	2,241
Customers Bancorp*	77,198	2,434
Employers Holdings	26,238	996
Evercore Partners, Cl A	12,302	958
Everest Re Group	7,970	1,863
FBR	74,075	1,337
Federal Agricultural Mortgage, Cl C	10,532	606
Fidelity Southern	1,096	25
First BanCorp Puerto Rico*	101,935	576
First Citizens BancShares, Cl A	1,572	527
First Commonwealth Financial (A)	163,736	2,171
First Foundation*	97,856	1,518
First Interstate BancSystem, Cl A (A)	18,580	737
FNB (Pennsylvania)	347,445	5,166
FNFV Group*	74,050	981
Fulton Financial	168,505	3,008
Great Western Bancorp	61,354	2,602
Green Dot, Cl A*	85,397	2,849
Hanover Insurance Group, Cl A	25,914	2,334
Heartland Financial USA	14,334	716
HomeStreet*	17,515	490
IBERIABANK	24,660	1,951
Independent Bank Group	19,998	1,286
International. FCStone*	6,193	235
Investors Bancorp	132,705	1,908
KCG Holdings, Cl A*	39,922	712
Kearny Financial	45,997	692
Kemper, Cl A	50,300	2,007

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Legg Mason	15,234	$550
Maiden Holdings	136,073	1,905
Meridian Bancorp	110,418	2,021
MGIC Investment*	63,913	647
Moelis, Cl A	14,835	571
National Bank Holdings, Cl A	26,883	874
Northfield Bancorp	89,935	1,621
OFG Bancorp	238,270	2,812
Old National Bancorp, Cl A	31,602	548
Piper Jaffray	10,078	643
Popular	68,678	2,797
Preferred Bank	12,350	663
ProAssurance	10,285	620
Selective Insurance Group	46,593	2,197
State Bank Financial	66,751	1,744
Umpqua Holdings	80,291	1,424
United Community Banks	79,676	2,206
United Fire Group	11,803	505
Voya Financial	36,310	1,378
Waddell & Reed Financial, Cl A (A)	35,313	600
Walker & Dunlop*	14,726	614
Western Alliance Bancorp*	24,240	1,190
Wintrust Financial	68,633	4,744
Zions Bancorporation	16,570	696

		97,883

Health Care — 12.3%
Acadia Healthcare, Cl A* (A)	69,899	3,048
Accuray* (A)	172,673	820
Achaogen* (A)	21,527	543
Aclaris Therapeutics*	19,368	578
Aerie Pharmaceuticals*	20,693	938
Akorn*	40,168	967
AMAG Pharmaceuticals*	108,529	2,447
AMN Healthcare Services*	113,966	4,627
Avadel Pharmaceuticals ADR*	143,234	1,387
Avexis* (A)	7,631	580
BioMarin Pharmaceuticals*	10,089	886
Bio-Rad Laboratories, Cl A*	2,929	584
BioTelemetry*	20,407	591
Cambrex*	11,193	616
Capital Senior Living*	161,672	2,273
Cara Therapeutics* (A)	33,336	613
Clovis Oncology*	16,483	1,049
Emergent BioSolutions* (A)	51,839	1,505
Esperion Therapeutics*	13,852	489
Exact Sciences*	26,764	632
Exelixis*	40,505	878
Glaukos*	11,457	588
Global Blood Therapeutics*	14,829	546
Haemonetics*	13,426	545
Integra LifeSciences Holdings*	93,265	3,929

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intercept Pharmaceuticals* (A)	6,418	$726
Keryx Biopharmaceuticals* (A)	98,043	604
Kite Pharma* (A)	7,558	593
Lannett* (A)	150,109	3,355
LHC Group*	13,149	709
Ligand Pharmaceuticals* (A)	48,216	5,103
Loxo Oncology*	14,585	614
Mallinckrodt*	10,470	467
Masimo*	7,393	689
MiMedx Group* (A)	90,437	862
Molina Healthcare*	41,148	1,876
Nektar Therapeutics, Cl A*	91,910	2,157
Omnicell*	14,633	595
OraSure Technologies*	51,579	667
Owens & Minor	15,843	548
Pacira Pharmaceuticals*	17,921	817
PDL BioPharma (A)	181,096	411
PRA Health Sciences*	25,793	1,683
Prestige Brands Holdings, Cl A*	108,730	6,041
Progenics Pharmaceuticals*	61,467	580
REGENXBIO*	25,346	489
Supernus Pharmaceuticals*	100,563	3,148
Teladoc* (A)	27,141	679
Teleflex	11,589	2,245
TESARO*	4,266	656
TG Therapeutics* (A)	41,339	482
Trinity Biotech ADR*	130,160	776
Triple-S Management, Cl B*	30,403	534
VCA*	29,462	2,696
WellCare Health Plans*	5,433	762

		73,223

Industrials — 15.6%
Acacia Research*	90,784	522
ACCO Brands*	131,579	1,730
Advisory Board*	23,313	1,091
Air Transport Services Group*	48,474	778
Apogee Enterprises (A)	84,159	5,017
ARC Document Solutions*	136,300	470
Astec Industries	9,372	576
Atlas Air Worldwide Holdings*	38,251	2,121
Babcock & Wilcox Enterprises*	52,954	495
Barnes Group	39,429	2,024
BMC Stock Holdings*	52,362	1,183
BWX Technologies, Cl W	57,021	2,714
Carlisle	6,731	716
CEB	30,425	2,392
Celadon Group (A)	78,429	514
Chicago Bridge & Iron	17,708	545
Covanta Holding	22,931	360
Crane, Cl A	33,730	2,524
Curtiss-Wright	26,938	2,458

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deluxe (A)	42,715	$3,083
EMCOR Group	39,861	2,509
Ennis	29,919	509
Esterline Technologies*	21,493	1,850
Foundation Building Materials*	32,649	521
Franklin Electric	25,573	1,101
FreightCar America, Cl A	67,755	849
Generac Holdings* (A)	18,000	671
Gibraltar Industries*	16,851	694
Global Brass & Copper Holdings	29,074	1,000
Granite Construction	21,421	1,075
Great Lakes Dredge & Dock*	364,555	1,458
Greenbrier (A)	12,967	559
Huntington Ingalls Industries, Cl A	3,200	641
Huron Consulting Group*	25,104	1,057
ICF International, Cl A*	30,198	1,247
InnerWorkings*	106,242	1,058
ITT	34,190	1,403
KBR	36,439	548
Kennametal	28,214	1,107
Keyw Holding, Cl A* (A)	65,316	617
LB Foster, Cl A	87,136	1,089
Masonite International*	52,734	4,179
MasTec*	57,123	2,288
Mercury Systems*	14,067	549
MRC Global*	44,886	823
MSA Safety	19,903	1,407
On Assignment*	88,426	4,291
Orion Group Holdings*	68,970	515
Oshkosh Truck	19,140	1,313
Quad Graphics	19,895	502
Rush Enterprises, Cl A*	15,938	527
Skywest	18,139	621
Spirit Airlines*	12,393	658
Swift Transportation, Cl A* (A)	95,410	1,960
Team*	56,832	1,537
Terex	18,871	593
Tetra Tech	87,478	3,574
Titan Machinery*	46,309	710
TransDigm Group (A)	5,870	1,292
Triumph Group (A)	49,201	1,267
Tutor Perini*	64,908	2,064
Universal Forest Products	1,683	166
Viad	12,614	570
Wabash National (A)	37,371	773
WageWorks*	40,357	2,918
Wesco Aircraft Holdings*	103,528	1,180
WESCO International*	10,979	764
XPO Logistics*	57,656	2,761

		92,678

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Information Technology — 19.3%
ACI Worldwide*	30,365	$650
Acxiom*	154,212	4,390
Advanced Energy Industries*	14,744	1,011
Aerohive Networks*	105,155	443
Amkor Technology*	65,854	763
Anixter International*	6,936	550
Applied Optoelectronics* (A)	11,034	620
Bazaarvoice*	97,252	418
Black Box	57,084	511
Blackhawk Network Holdings, Cl A* (A)	59,898	2,432
Blucora*	27,827	481
Bottomline Technologies* (A)	32,068	758
Brooks Automation	25,625	574
CalAmp*	269,971	4,533
Callidus Software*	175,256	3,742
Cavium*	58,085	4,162
Cimpress* (A)	15,278	1,317
Coherent*	2,895	595
Cornerstone OnDemand*	75,167	2,923
CoStar Group*	2,906	602
Criteo ADR* (A)	67,858	3,392
Cypress Semiconductor (A)	163,840	2,254
Diebold	18,256	560
Digi International*	41,723	497
Echo Global Logistics* (A)	20,000	427
Exar*	113,426	1,476
Finisar*	91,408	2,499
FireEye* (A)	223,512	2,818
Five9*	140,715	2,316
II-VI*	40,076	1,445
Inphi*	25,823	1,261
Insight Enterprises*	19,060	783
Integrated Device Technology*	114,707	2,715
j2 Global	20,822	1,747
Littelfuse	11,162	1,785
Lumentum Holdings*	29,889	1,595
MAXIMUS	87,508	5,443
Mellanox Technologies* (A)	37,913	1,932
Methode Electronics	15,950	727
Microsemi*	10,091	520
MINDBODY, Cl A* (A)	22,247	611
MKS Instruments	38,221	2,628
Monolithic Power Systems	6,231	574
Nanometrics*	25,739	784
NETGEAR*	25,138	1,246
NeuStar, Cl A*	21,206	703
Nuance Communications*	33,231	575
Oclaro*	69,073	678
ON Semiconductor*	209,456	3,244
PDF Solutions*	124,986	2,827
Photronics*	50,462	540

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Progress Software	7,668	$223
Proofpoint* (A)	33,238	2,472
QAD, Cl A	32,674	910
Rogers*	6,569	564
Rudolph Technologies*	13,643	306
Sanmina*	82,159	3,336
Scansource*	13,705	538
Science Applications International	11,810	879
Shutterstock*	20,055	829
Stamps.com* (A)	27,649	3,272
STMicroelectronics, Cl Y	167,817	2,594
SuperCom*	79,000	226
Sykes Enterprises*	25,217	741
SYNNEX	7,471	836
Tech Data*	33,632	3,158
TeleTech Holdings (A)	2,988	88
TrueCar* (A)	209,323	3,238
TTM Technologies*	36,636	591
Ultra Clean Holdings*	36,256	612
VeriFone Holdings*	130,625	2,447
Viavi Solutions*	74,953	804
WNS Holdings ADR*	20,766	594
Xcerra*	75,337	670
Zebra Technologies, Cl A*	27,542	2,513

		114,518

Materials — 3.6%
AdvanSix*	20,797	568
Allegheny Technologies (A)	35,100	630
Berry Plastics Group*	11,572	562
Boise Cascade*	19,841	530
Cabot (A)	16,409	983
Carpenter Technology	16,159	603
Chemours	20,446	787
Cliffs Natural Resources*	62,777	515
Commercial Metals, Cl A	87,468	1,673
Ferroglobe	89,519	925
Ferroglobe Representation*	56,257	6
Flotek Industries*	40,977	524
FutureFuel	3,082	44
Ingevity*	19,943	1,214
Innospec	9,279	601
KapStone Paper and Packaging	23,945	553
LSB Industries* (A)	150,369	1,411
Minerals Technologies	10,499	804
Owens-Illinois*	46,801	954
Rayonier Advanced Materials	35,983	484
Real Industry*	90,975	259
Reliance Steel & Aluminum	9,744	780
Schulman A	34,792	1,094
Sensient Technologies	12,450	987
Silgan Holdings	9,213	547

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stepan	1,464	$115
Summit Materials, Cl A*	24,057	595
SunCoke Energy*	44,914	402
United States Steel	18,303	619
US Concrete*	21,367	1,379

		21,148

Real Estate — 4.1%
Agree Realty‡	29,542	1,417
Armada Hoffler Properties‡	47,903	665
Brandywine Realty Trust‡	56,167	912
CBL & Associates Properties‡	43,821	418
Cedar Realty Trust‡	256,685	1,289
Colony Starwood Homes‡ (A)	80,746	2,741
CyrusOne‡	10,636	548
DiamondRock Hospitality‡	100,332	1,119
EPR Properties, Cl A‡	11,373	837
Equity Commonwealth*‡	66,251	2,068
Forestar Group*	42,904	586
GEO Group‡	15,903	737
Gramercy Property Trust	89,174	2,345
Hersha Hospitality Trust, Cl A‡	28,539	536
Kennedy-Wilson Holdings	83,388	1,851
Life Storage	6,418	527
Medical Properties Trust‡	104,506	1,347
Seritage Growth Properties‡ (A)	16,803	725
STAG Industrial‡	31,138	779
Two Harbors Investment‡	231,809	2,223
Washington Prime Group‡	55,419	482

		24,152

Telecommunication Services — 0.0%
Windstream Holdings (A)	55,749	304

Utilities — 3.1%
ALLETE	40,656	2,753
Cadiz* (A)	46,300	697
Chesapeake Utilities	8,590	594
Idacorp, Cl A	18,133	1,504
NorthWestern	12,860	755
ONE Gas	9,953	673
PNM Resources	85,509	3,164
Portland General Electric	48,390	2,149
South Jersey Industries, Cl A	18,702	667
Southwest Gas	20,858	1,729
Spire	39,965	2,698
UGI	17,912	885

		18,268

Total Common Stock (Cost $481,451) ($ Thousands)		554,791

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS* — 0.0%
Allos Therapeutics ‡‡	45,500	$—

Total Rights (Cost $—) ($ Thousands)		—

	Shares

AFFILIATED PARTNERSHIP — 10.1%
SEI Liquidity Fund, L.P.
0.870% **† (B)	59,676,493	59,673

Total Affiliated Partnership (Cost $59,676) ($ Thousands)		59,673

CASH EQUIVALENT — 6.5%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	38,414,296	38,414

Total Cash Equivalent (Cost $38,414) ($ Thousands)		38,414

Total Investments — 110.1% (Cost $579,541) ($ Thousands)		$652,878

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	182	Jun-2017	$181

Percentages are based on Net Assets of $593,387 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $58,442 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $59,673 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Fund (Concluded)

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$554,791	$—	$—	$554,791
Rights	—	—	—	—
Affiliated Partnership	—	59,673	—	59,673
Cash Equivalent	38,414	—	—	38,414

Total Investments in Securities	$593,205	$59,673	$—	$652,878

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$181	$—	$—	$181

Total Other Financial Instruments	$181	$—	$—	$181

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.7%

Consumer Discretionary — 8.8%
Aaron's	26,390	$785
American Axle & Manufacturing Holdings*	25,254	474
American Outdoor Brands* (A)	18,394	364
Big 5 Sporting Goods	24,367	368
Big Lots (A)	44,404	2,162
Bloomin' Brands (A)	47,711	941
Boyd Gaming*	42,590	937
Brinker International (A)	10,154	446
CalAtlantic Group (A)	15,234	570
Century Communities*	43,197	1,097
Cooper Tire & Rubber (A)	21,105	936
Cooper-Standard Holdings*	16,327	1,811
CROCS*	40,900	289
CSS Industries	19,629	509
Dana	115,528	2,231
Deckers Outdoor*	3,731	223
Del Taco Restaurants*	37,145	493
Destination XL Group* (A)	44,600	127
DeVry	16,513	585
Express*	68,053	620
Finish Line, Cl A	21,700	309
GameStop, Cl A (A)	13,391	302
Gannett	60,393	506
Gentherm*	22,049	865
Group 1 Automotive	3,600	267
Haverty Furniture	9,400	229
Installed Building Products*	15,459	815
Libbey	100,185	1,461
Lithia Motors, Cl A	11,313	969
Lumber Liquidators Holdings* (A)	58,459	1,227
Marriott Vacations Worldwide (A)	11,807	1,180
MDC Partners, Cl A	117,901	1,108
Murphy USA* (A)	6,462	474
Nexstar Broadcasting Group, Cl A	10,687	750
Office Depot	155,545	726
Party City Holdco*	39,118	550
Sequential Brands Group* (A)	89,081	347
Shoe Carnival	13,927	342
Signet Jewelers	5,292	367
Six Flags Entertainment	25,057	1,491
Skechers U.S.A., Cl A*	21,435	588
Sonic Automotive, Cl A (A)	14,700	295
Stoneridge*	23,900	434
Tower International	15,821	429
Travelport Worldwide	31,115	366
Vera Bradley*	21,900	204
Visteon*	4,677	458
Wendy’s (A)	84,744	1,153
Wolverine World Wide	31,984	799

		34,979

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 3.6%
Andersons	15,072	$571
B&G Foods, Cl A (A)	12,680	510
Central Garden & Pet, Cl A*	43,936	1,525
Dean Foods	34,794	684
Fresh Del Monte Produce	18,872	1,118
Freshpet* (A)	34,682	382
Ingles Markets, Cl A	9,983	431
Lamb Weston Holdings	17,814	749
Landec* (A)	42,402	509
Omega Protein	51,369	1,030
Performance Food Group*	24,715	588
Pinnacle Foods	21,405	1,239
Sanderson Farms (A)	20,031	2,080
Snyder's-Lance (A)	9,901	399
SpartanNash	35,478	1,241
SUPERVALU*	118,570	458
Universal	12,465	882

		14,396

Energy — 6.1%
Ardmore Shipping (A)	84,361	679
Atwood Oceanics, Cl A* (A)	30,157	287
Bill Barrett*	59,498	271
Callon Petroleum*	134,581	1,771
DHT Holdings	110,497	494
Diamondback Energy, Cl A*	3,566	370
Eclipse Resources*	124,920	317
Ensco, Cl A	35,017	313
Extraction Oil & Gas* (A)	19,482	361
Forum Energy Technologies*	24,272	502
Gulfport Energy*	167,073	2,872
Matrix Service*	55,968	924
McDermott International*	66,633	450
Nabors Industries	23,613	309
Newpark Resources, Cl A*	49,018	397
Oil States International* (A)	22,383	742
Pacific Ethanol*	51,270	351
Parsley Energy, Cl A*	63,353	2,060
Patterson-UTI Energy	33,517	814
PBF Energy, Cl A (A)	100,508	2,228
RSP Permian*	34,680	1,437
Scorpio Tankers	178,171	791
Seadrill* (A)	—	—
Smart Sand*	25,743	418
Southwestern Energy*	164,877	1,347
StealthGas*	108,300	432
TETRA Technologies*	219,846	895
Tidewater, Cl A* (A)	225,301	259
Western Refining	12,443	436
Westmoreland Coal*	28,347	412
Whiting Petroleum*	76,824	727

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
World Fuel Services	17,114	$620

		24,286

Financials — 26.7%
1st Source	14,280	670
American Equity Investment Life Holding	106,916	2,526
Ameris Bancorp	8,783	405
Argo Group International Holdings	31,177	2,114
Aspen Insurance Holdings	21,634	1,126
Assured Guaranty	17,407	646
Axis Capital Holdings	9,760	654
Banco Latinoamericano de Exportaciones, Cl E	13,936	387
Bancorp*	79,526	406
Berkshire Hills Bancorp	12,083	436
BGC Partners, Cl A	166,087	1,887
BlackRock Capital Investment (A)	51,618	390
Camden National	15,600	687
Capitol Federal Financial	71,595	1,047
Central Pacific Financial	92,461	2,824
Chemical Financial	16,193	828
CNO Financial Group	129,197	2,649
Columbia Banking System	42,915	1,673
Community Trust Bancorp	14,480	662
Customers Bancorp*	58,396	1,841
Enterprise Financial Services	12,554	532
Everest Re Group	4,957	1,159
FBR	49,200	888
Federal Agricultural Mortgage, Cl C	16,494	950
Fidelity Southern	30,223	676
First BanCorp Puerto Rico*	59,493	336
First Busey	17,533	515
First Commonwealth Financial	220,259	2,921
First Community Bancshares	17,875	446
First Foundation*	83,890	1,301
First Interstate BancSystem, Cl A (A)	23,250	922
FirstCash	20,100	988
Flagstar Bancorp*	13,823	390
Flushing Financial	29,300	787
FNB (Pennsylvania)	263,632	3,920
FNFV Group*	75,963	1,007
Fulton Financial	159,491	2,847
Great Western Bancorp	40,777	1,729
Green Dot, Cl A*	63,841	2,130
Hanmi Financial	11,045	340
Hanover Insurance Group, Cl A	24,510	2,207
Hercules Capital, Cl A (A)	37,894	573
IBERIABANK	30,650	2,424
Independent Bank Group	5,920	381
Investors Bancorp	116,787	1,679
Kearny Financial	34,384	518
Kemper, Cl A	44,447	1,773
Legg Mason (A)	27,462	992

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Maiden Holdings (A)	166,188	$2,327
MainSource Financial Group	13,132	432
MB Financial	37,229	1,594
Meridian Bancorp	112,704	2,063
MFA Financial‡	46,765	378
MGIC Investment*	132,571	1,343
Mortgage Investment Trust‡	31,051	561
National Bank Holdings, Cl A (A)	33,045	1,074
Nelnet, Cl A	11,026	484
Northfield Bancorp	98,072	1,767
OFG Bancorp	206,561	2,437
Old National Bancorp, Cl A	144,844	2,513
OM Asset Management	24,921	377
PacWest Bancorp	41,971	2,235
PennyMac Mortgage Investment Trust‡	31,400	557
Piper Jaffray	9,597	613
PJT Partners	9,945	349
Popular	68,331	2,783
Preferred Bank	8,522	457
Primerica	5,070	417
Radian Group	69,242	1,244
Republic Bancorp, Cl A	16,500	567
Selective Insurance Group	31,390	1,480
SLM*	128,568	1,556
Starwood Property Trust‡	128,852	2,910
State Bank Financial	61,327	1,602
TCF Financial	71,902	1,224
Umpqua Holdings	26,601	472
Union Bankshares	18,400	647
United Community Banks	69,000	1,911
United Fire Group	9,380	401
Validus Holdings	27,291	1,539
Voya Financial	22,783	865
Waddell & Reed Financial, Cl A (A)	31,204	530
Walker & Dunlop*	12,492	521
WesBanco	10,000	381
Western Alliance Bancorp*	26,912	1,321
Western Asset Mortgage Capital‡	41,719	408
Wintrust Financial	19,045	1,316
World Acceptance* (A)	9,653	500
Zions Bancorporation	8,593	361

		105,706

Health Care — 4.7%
Acadia Healthcare, Cl A* (A)	10,626	463
Accuray*	177,429	843
Air Methods*	32,990	1,419
Akorn*	73,030	1,759
AMN Healthcare Services* (A)	17,312	703
Chemed	3,646	666
Exactech*	12,600	317
Lannett* (A)	121,607	2,718

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LHC Group*	9,111	$491
LifePoint Health* (A)	8,400	550
Ligand Pharmaceuticals* (A)	27,382	2,898
Magellan Health*	5,464	377
MiMedx Group* (A)	60,765	579
Molina Healthcare*	23,946	1,092
Omnicell*	9,214	375
PDL BioPharma	112,744	256
PRA Health Sciences*	12,435	811
Prestige Brands Holdings, Cl A*	12,668	704
Trinity Biotech ADR*	87,116	519
Triple-S Management, Cl B*	23,461	412
WellCare Health Plans*	3,874	543

		18,495

Industrials — 15.3%
AAR	20,200	679
Acacia Research*	83,946	483
ACCO Brands*	166,616	2,191
Advisory Board*	20,137	942
Air Transport Services Group*	36,776	590
Alaska Air Group	4,500	415
American Railcar Industries (A)	10,156	417
ARC Document Solutions*	96,637	333
ArcBest	14,676	382
Atlas Air Worldwide Holdings*	38,787	2,151
Babcock & Wilcox Enterprises*	52,960	495
Barnes Group	31,420	1,613
BMC Stock Holdings*	25,000	565
Briggs & Stratton	29,533	663
BWX Technologies, Cl W	41,548	1,978
CEB	14,958	1,176
Celadon Group (A)	56,487	370
Chicago Bridge & Iron	11,571	356
CIRCOR International (A)	7,110	423
Covanta Holding	57,261	899
Crane, Cl A	19,781	1,480
Curtiss-Wright	11,961	1,092
Deluxe (A)	8,100	585
EMCOR Group	23,041	1,450
Engility Holdings*	14,200	411
Ennis	47,665	810
Esterline Technologies*	7,720	664
Foundation Building Materials*	46,005	735
Franklin Electric	21,034	906
FreightCar America, Cl A (A)	57,173	716
Generac Holdings*	13,742	512
Genesee & Wyoming, Cl A*	29,661	2,013
Global Brass & Copper Holdings	16,194	557
Great Lakes Dredge & Dock*	236,732	947
Greenbrier (A)	11,649	502
Hawaiian Holdings*	10,986	510

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hillenbrand	10,600	$380
Huntington Ingalls Industries, Cl A	1,939	388
Hyster-Yale Materials Handling	12,127	684
ICF International, Cl A*	28,352	1,171
InnerWorkings*	87,012	867
ITT	27,429	1,125
JetBlue Airways*	20,636	425
Kadant	9,606	570
Kaman, Cl A	31,567	1,519
KAR Auction Services	46,360	2,025
KBR	46,469	698
Kennametal	20,758	814
Keyw Holding, Cl A* (A)	56,702	535
LB Foster, Cl A	55,487	694
LSC Communications	13,963	351
MasTec*	9,324	373
Meritor*	72,486	1,242
MRC Global*	36,844	675
MSA Safety	13,061	923
Navigant Consulting*	16,493	377
On Assignment*	7,775	377
Orion Group Holdings*	37,085	277
Oshkosh Truck	10,762	738
Quad Graphics	14,326	362
Roadrunner Transportation Systems*	41,310	284
RPX*	45,075	541
RR Donnelley & Sons	6,328	77
Skywest	22,146	758
Spirit Airlines*	9,590	509
Swift Transportation, Cl A*	16,096	331
Teledyne Technologies*	11,139	1,409
Terex	13,129	412
Titan Machinery*	37,276	572
Triumph Group (A)	52,038	1,340
TrueBlue*	16,011	438
Tutor Perini* (A)	43,648	1,388
Universal Forest Products	5,120	505
VSE	7,000	286
Wabash National (A)	65,789	1,361
Wesco Aircraft Holdings*	104,832	1,195
West	15,758	385

		60,392

Information Technology — 10.9%
Acacia Communications* (A)	6,218	365
ACI Worldwide* (A)	53,745	1,150
Amkor Technology*	108,249	1,255
Anixter International*	6,889	546
Bazaarvoice*	70,495	303
Benchmark Electronics*	67,860	2,158
Black Box	54,295	486
Blackhawk Network Holdings, Cl A*	16,174	657

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bottomline Technologies* (A)	23,198	$549
Convergys	40,331	853
CSG Systems International	13,339	504
Cypress Semiconductor	77,766	1,070
Diebold	12,524	385
Digi International*	40,112	477
ePlus*	2,800	378
Exar*	86,836	1,130
IAC*	28,912	2,131
II-VI*	16,989	612
Inphi*	15,139	739
Insight Enterprises*	35,394	1,454
Integrated Device Technology*	42,394	1,004
j2 Global	18,530	1,555
Kulicke & Soffa Industries*	29,000	589
Littelfuse	5,731	916
Match Group* (A)	21,874	357
Mellanox Technologies*	29,892	1,523
MKS Instruments	11,570	795
MoneyGram International*	41,647	700
NETGEAR*	24,016	1,190
NeuStar, Cl A*	15,747	522
Nuance Communications*	23,969	415
Photronics*	54,115	579
QAD, Cl A	27,791	774
Sanmina*	84,584	3,434
Scansource*	16,570	650
Silicon Motion Technology ADR	21,709	1,015
SuperCom* (A)	86,200	247
Sykes Enterprises*	25,255	743
SYNNEX	15,760	1,764
Tech Data*	26,091	2,450
Trade Desk, Cl A* (A)	13,298	495
VeriFone Holdings*	82,647	1,548
Viavi Solutions*	37,076	397
Xcerra*	84,348	750
Zebra Technologies, Cl A*	16,754	1,529

		43,143

Materials — 5.6%
AdvanSix*	16,390	448
Allegheny Technologies (A)	26,799	481
Ashland Global Holdings	9,844	1,219
Avery Dennison	5,529	446
Cabot	27,814	1,666
Carpenter Technology (A)	9,987	373
Clearwater Paper*	7,343	411
Cliffs Natural Resources*	41,302	339
Commercial Metals, Cl A	73,822	1,412
Domtar	7,700	281
Ferroglobe	59,991	620
Ferroglobe Representation*	53,302	6

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Flotek Industries* (A)	39,710	$508
FMC	27,575	1,919
Glatfelter	14,800	322
Huntsman	37,539	921
Ingevity*	16,260	989
LSB Industries* (A)	94,876	890
Minerals Technologies	7,698	590
Owens-Illinois*	46,408	946
Reliance Steel & Aluminum	4,695	376
Ryerson Holding*	24,949	314
Schulman A	32,555	1,024
Schweitzer-Mauduit International	8,788	364
Sensient Technologies	8,348	662
Silgan Holdings	39,167	2,325
Steel Dynamics	10,597	368
Trinseo	6,684	448
United States Steel	11,688	395
Valvoline (A)	40,532	995

		22,058

Real Estate — 8.7%
Agree Realty‡	8,741	419
Apollo Commercial Real Estate Finance‡	19,300	363
Brandywine Realty Trust‡	61,174	993
Camden Property Trust‡	475	38
CareTrust‡	27,034	455
CBL & Associates Properties‡	28,700	274
Cedar Realty Trust‡	165,585	831
Chatham Lodging Trust‡ (A)	24,600	486
Colony Starwood Homes‡ (A)	111,210	3,776
DiamondRock Hospitality‡ (A)	54,829	611
EPR Properties, Cl A‡	20,515	1,510
Equity Commonwealth*‡	71,225	2,224
Forest City Realty Trust, Cl A‡	18,062	393
Franklin Street Properties‡	63,887	776
Gaming and Leisure Properties‡	39,650	1,325
GEO Group‡	10,575	490
Getty Realty‡	44,755	1,131
Gladstone Commercial‡	26,801	554
Gramercy Property Trust (A)	74,522	1,960
Hersha Hospitality Trust, Cl A‡ (A)	90,159	1,694
Hospitality Properties Trust‡	12,900	407
Howard Hughes*	20,585	2,414
Kennedy-Wilson Holdings	77,682	1,725
Life Storage	4,779	392
MedEquities Realty Trust	36,444	408
Medical Properties Trust‡ (A)	117,060	1,509
New York REIT	156,724	1,519
Piedmont Office Realty Trust, Cl A‡ (A)	25,550	546
RLJ Lodging Trust‡	16,400	386
Select Income‡	44,514	1,148
Senior Housing Properties Trust‡	19,946	404

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seritage Growth Properties‡ (A)	10,761	$464
STAG Industrial‡	14,720	368
Summit Hotel Properties‡	78,954	1,262
Two Harbors Investment‡	113,016	1,084

		34,339

Telecommunication Services — 0.2%
Iridium Communications* (A)	62,227	601

Utilities — 4.1%
ALLETE	34,689	2,349
Avista	13,700	535
Cadiz* (A)	34,775	523
Chesapeake Utilities (A)	5,846	405
Idacorp, Cl A	9,865	818
NorthWestern	11,220	659
ONE Gas	9,314	630
Pinnacle West Capital	6,076	507
PNM Resources	59,679	2,208
Portland General Electric	54,437	2,418
SJW	9,485	457
Southwest Gas	27,969	2,319
Spire	27,070	1,827
Unitil	9,000	405

		16,060

Total Common Stock (Cost $307,130) ($ Thousands)		374,455

AFFILIATED PARTNERSHIP — 13.1%
SEI Liquidity Fund, L.P.
0.870% **† (B)	51,675,206	51,673

Total Affiliated Partnership (Cost $51,676) ($ Thousands)		51,673

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	20,587,318	20,587

Total Cash Equivalent (Cost $20,587) ($ Thousands)		20,587

Total Investments — 113.0% (Cost $379,393) ($ Thousands)		$446,715

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	52	Jun-2017	$60

Percentages are based on Net Assets of $395,395 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $50,922 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $51,673 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$374,455	$—	$—	$374,455
Affiliated Partnership	—	51,673	—	51,673
Cash Equivalent	20,587	—	—	20,587

Total Investments in Securities	$395,042	$51,673	$—	$446,715

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$60	$—	$—	$60

Total Other Financial Instruments	$60	$—	$—	$60

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.6%

Consumer Discretionary — 12.9%
American Axle & Manufacturing Holdings*	20,522	$385
American Eagle Outfitters	22,013	309
American Outdoor Brands* (A)	10,914	216
Arctic Cat* (A)	—	—
Big Lots	8,517	415
Bojangles'*	16,786	344
Boot Barn Holdings*	38,620	382
Bright Horizons Family Solutions*	45,102	3,269
Buffalo Wild Wings*	2,619	400
Carriage Services	36,991	1,003
Carter's	6,763	607
Children's Place	12,448	1,494
Cooper-Standard Holdings*	4,394	487
Core-Mark Holding, Cl A	46,367	1,446
Dave & Buster's Entertainment*	31,750	1,940
Del Frisco's Restaurant Group*	38,599	697
Dunkin' Brands Group	13,015	712
Express*	87,711	799
Fenix Parts* (A)	7,810	12
Fiesta Restaurant Group*	56,139	1,359
Five Below*	41,796	1,810
Grand Canyon Education*	31,260	2,239
Hibbett Sports* (A)	27,581	814
IMAX* (A)	34,891	1,186
Jack in the Box	23,259	2,366
Kate Spade*	13,125	305
LCI Industries	5,065	505
Lithia Motors, Cl A	7,805	668
Malibu Boats, Cl A*	50,181	1,127
MarineMax*	30,184	653
Monro Muffler	32,722	1,705
National CineMedia	151,530	1,914
Nexstar Broadcasting Group, Cl A	5,214	366
Nutrisystem	5,850	325
Ollie's Bargain Outlet Holdings*	49,743	1,666
Planet Fitness, Cl A	104,813	2,020
Pool	3,974	474
Sally Beauty Holdings* (A)	60,771	1,242
Tenneco	6,872	429
Tile Shop Holdings (A)	31,951	615
Titan International	29,275	303
Weight Watchers International* (A)	17,512	273
William Lyon Homes, Cl A*	82,431	1,700
Winmark	5,247	593
Wolverine World Wide	51,504	1,286

		42,860

Consumer Staples — 2.4%
Central Garden & Pet* (A)	34,761	1,289
Chefs' Warehouse Holdings*	22,842	317
Freshpet* (A)	39,134	430

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hostess Brands*	115,386	$1,831
Primo Water*	72,867	990
Snyder’s-Lance	36,495	1,471
Spectrum Brands Holdings	12,413	1,726

		8,054

Energy — 1.7%
Carrizo Oil & Gas*	38,932	1,116
Evolution Petroleum	141,729	1,134
Forum Energy Technologies*	14,220	294
Matador Resources*	14,102	336
Oasis Petroleum*	20,406	291
Oil States International*	11,834	392
Prothena* (A)	5,671	316
RigNet, Cl A*	44,048	945
Sanchez Energy* (A)	23,561	225
US Silica Holdings	14,710	706

		5,755

Financials — 6.6%
CBOE Holdings	6,907	560
Eagle Bancorp*	36,275	2,166
Evercore Partners, Cl A	36,667	2,856
Financial Engines	31,406	1,368
Franklin Financial Network*	26,807	1,039
Greenhill (A)	13,064	383
Houlihan Lokey, Cl A	19,877	685
Independent Bank Group	5,123	329
Moelis, Cl A	8,363	322
National General Holdings	58,950	1,401
PennantPark Investment	99,438	809
Primerica	8,565	704
PrivateBancorp, Cl A	9,813	582
Signature Bank, Cl B*	2,673	397
Stifel Financial*	13,425	674
SVB Financial Group, Cl B*	2,611	486
Trupanion* (A)	24,397	347
United Community Banks	59,215	1,640
Univest Corp of Pennsylvania	24,833	643
Value Creation* (B) (C)	145,600	57
Walker & Dunlop*	8,036	335
Western Alliance Bancorp*	11,881	583
Wintrust Financial	43,435	3,002
WisdomTree Investments (A)	63,435	576

		21,944

Health Care — 21.8%
Acadia Healthcare, Cl A* (A)	29,458	1,284
Accelerate Diagnostics* (A)	20,046	485
Achaogen* (A)	22,208	560
Aclaris Therapeutics*	24,144	720
Adamas Pharmaceuticals* (A)	38,097	667

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aerie Pharmaceuticals*	13,894	$630
Aimmune Therapeutics* (A)	16,324	355
Akorn*	15,580	375
Alder Biopharmaceuticals* (A)	11,687	243
Align Technology*	5,145	590
AMAG Pharmaceuticals*	77,061	1,738
AMN Healthcare Services*	90,440	3,672
Ardelyx*	22,448	284
Atara Biotherapeutics* (A)	24,545	504
athenahealth* (A)	3,313	373
AtriCure*	24,030	460
Audentes Therapeutics*	15,995	273
Avadel Pharmaceuticals ADR*	79,933	774
Avexis* (A)	6,170	469
BioTelemetry*	24,355	705
Bluebird Bio*	5,084	462
Cambrex*	8,855	488
Capital Senior Living*	111,457	1,567
Cara Therapeutics* (A)	25,000	460
Cardiovascular Systems*	11,721	331
Catalent*	30,831	873
Chimerix*	95,801	611
Clovis Oncology*	10,203	650
CryoLife	47,022	783
DBV Technologies ADR*	16,650	586
DexCom*	4,215	357
Endologix*	66,534	482
Entellus Medical* (A)	9,817	136
Esperion Therapeutics*	10,558	373
Exact Sciences* (A)	50,670	1,197
Exelixis*	36,579	793
Flexion Therapeutics*	11,956	322
Glaukos*	21,212	1,088
Global Blood Therapeutics*	12,756	470
HealthEquity*	6,689	284
HealthStream*	12,628	306
Heron Therapeutics* (A)	24,556	368
Heska*	3,964	416
ICON*	5,561	443
Immunomedics* (A)	138,098	894
INC Research Holdings, Cl A*	45,197	2,072
Innoviva* (A)	24,055	333
Inogen*	15,425	1,196
Insulet* (A)	12,183	525
Integra LifeSciences Holdings*	56,260	2,370
Intercept Pharmaceuticals* (A)	3,980	450
Kite Pharma* (A)	8,510	668
LeMaitre Vascular	21,531	530
Ligand Pharmaceuticals*	14,107	1,493
Loxo Oncology*	11,911	501
Magellan Health*	4,059	280
Masimo*	8,594	802

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medicines*	13,246	$648
Medidata Solutions*	25,739	1,485
Merit Medical Systems* (A)	23,032	666
Molina Healthcare*	7,598	347
NeoGenomics*	72,000	568
Neurocrine Biosciences*	11,354	492
Neuroderm*	15,816	420
Nevro*	21,758	2,039
NewLink Genetics* (A)	15,495	373
Novadaq Technologies*	40,323	314
Omnicell*	16,236	660
OraSure Technologies*	46,378	600
Otonomy*	17,505	214
Pacific Biosciences of California*	76,112	394
Penumbra*	11,840	988
PRA Health Sciences*	36,881	2,406
Premier, Cl A*	13,419	427
Prestige Brands Holdings, Cl A*	70,202	3,900
Quidel*	21,713	492
Radius Health*	8,900	344
REGENXBIO*	14,117	273
Repligen*	16,145	568
Revance Therapeutics* (A)	18,674	388
Sage Therapeutics*	4,579	325
Spectranetics*	36,202	1,054
Supernus Pharmaceuticals*	87,211	2,730
Syndax Pharmaceuticals*	22,131	304
Synergy Pharmaceuticals* (A)	177,653	828
Teladoc* (A)	15,422	386
TESARO*	5,013	771
TG Therapeutics* (A)	27,507	321
Tivity Health*	13,277	386
Ultragenyx Pharmaceutical* (A)	5,005	339
Vanda Pharmaceuticals*	19,858	278
Veracyte*	71,173	653
Versartis*	22,426	479
Vocera Communications*	84,553	2,099
Xencor*	24,590	588
Zeltiq Aesthetics*	10,922	607

		72,275

Industrials — 20.5%
ABM Industries	31,750	1,384
Advisory Board*	10,568	495
Air Transport Services Group*	65,991	1,059
Albany International, Cl A	19,483	897
Apogee Enterprises	62,006	3,696
Aqua Metals* (A)	16,037	313
Argan	6,991	462
Astec Industries	30,457	1,873
Builders FirstSource*	21,311	317
BWX Technologies, Cl W	28,462	1,355

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carlisle	6,856	$730
Clean Harbors*	24,308	1,352
Deluxe	50,564	3,649
Dycom Industries*	9,702	902
EMCOR Group	8,079	509
Exponent	24,304	1,447
Forward Air	22,684	1,079
Genesee & Wyoming, Cl A*	5,942	403
Granite Construction	21,348	1,071
H&E Equipment Services	24,573	602
Hawaiian Holdings*	7,861	365
Healthcare Services Group (A)	28,473	1,227
Heartland Express	69,741	1,398
Heico, Cl A	9,222	692
Heritage-Crystal Clean*	123,630	1,694
Hexcel, Cl A (A)	9,159	500
Hudson Technologies*	140,074	924
IDEX	9,592	897
InnerWorkings*	131,196	1,307
Insteel Industries	19,605	708
John Bean Technologies, Cl A	41,481	3,648
Kennametal	16,390	643
Kirby*	18,499	1,305
Kornit Digital* (A)	27,107	518
Kratos Defense & Security Solutions*	44,145	343
Lincoln Electric Holdings	8,490	737
Masonite International*	29,481	2,336
MasTec*	29,306	1,174
Mercury Systems*	82,519	3,222
Middleby*	2,422	330
Mueller Water Products, Cl A	41,128	486
Multi-Color	6,094	433
Nordson	3,318	408
NV5 Global*	10,497	395
On Assignment*	54,226	2,632
Patrick Industries*	5,341	379
Paylocity Holding*	9,698	375
Proto Labs*	11,514	588
Quanta Services*	9,776	363
RBC Bearings*	11,730	1,139
Ritchie Bros. Auctioneers	19,105	629
Roadrunner Transportation Systems*	32,205	221
Saia*	6,562	291
SiteOne Landscape Supply*	9,369	454
SP Plus*	57,590	1,944
Swift Transportation, Cl A*	26,513	545
TASER International* (A)	16,155	368
Team*	26,692	722
Tennant	23,944	1,739
Tetra Tech	15,988	653
TriNet Group*	69,193	2,000
TrueBlue*	20,032	548

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viad	6,972	$315
WageWorks*	27,037	1,955
XPO Logistics*	20,747	994

		68,139

Information Technology — 26.0%
2U*	68,102	2,701
3D Systems* (A)	19,473	291
8x8*	58,424	891
Actua*	39,618	557
Acxiom*	78,734	2,242
Advanced Energy Industries*	17,118	1,174
Alarm.com Holdings*	19,503	600
Applied Optoelectronics* (A)	6,860	385
Arista Networks*	3,606	477
Aspen Technology*	18,470	1,088
Barracuda Networks*	21,959	507
Blackbaud, Cl A	13,151	1,008
Blackhawk Network Holdings, Cl A*	20,801	845
Booz Allen Hamilton Holding, Cl A	41,503	1,469
CalAmp*	150,093	2,520
Callidus Software*	169,597	3,621
Carbonite*	39,697	806
Cavium*	38,493	2,758
ChannelAdvisor*	61,479	685
Cimpress*	15,231	1,313
Cirrus Logic*	8,111	492
Cognex	12,784	1,073
Coherent*	17,357	3,569
comScore* (A)	22,243	480
Cornerstone OnDemand*	42,728	1,662
CTS	17,867	381
Descartes Systems Group*	15,735	360
EchoStar, Cl A*	6,541	373
Ellie Mae*	3,899	391
Envestnet*	19,472	629
Euronet Worldwide*	22,470	1,922
Everbridge* (A)	18,488	380
Exa*	71,051	902
Fabrinet*	7,648	321
Finisar*	52,231	1,428
FireEye* (A)	145,365	1,833
Five9*	89,413	1,472
Forrester Research	11,076	440
GrubHub* (A)	12,985	427
Guidewire Software, Cl Z*	15,502	873
Hackett Group	39,383	768
HubSpot*	9,608	582
II-VI*	8,663	312
Instructure*	13,104	307
Integrated Device Technology*	15,975	378
InterDigital	7,951	686

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Littelfuse	21,395	$3,421
LivePerson*	102,571	703
LogMeIn	30,289	2,953
Lumentum Holdings*	29,760	1,588
MAXIMUS	34,045	2,118
Mesa Laboratories	3,255	399
Methode Electronics	8,223	375
Microsemi*	44,008	2,268
MINDBODY, Cl A* (A)	15,361	422
MKS Instruments	6,038	415
Monolithic Power Systems	38,105	3,509
Nanometrics*	13,953	425
NETGEAR*	5,609	278
New Relic*	15,804	586
Oclaro*	58,146	571
Pandora Media* (A)	31,159	368
PDF Solutions*	95,513	2,160
Proofpoint* (A)	32,437	2,412
Q2 Holdings*	48,858	1,703
RealPage*	31,702	1,106
RingCentral, Cl A*	20,574	582
Rogers*	3,713	319
Shutterstock*	13,865	573
Silicon Laboratories*	13,478	991
SPS Commerce*	6,060	354
Stratasys*	32,488	666
Take-Two Interactive Software, Cl A*	22,046	1,307
Tech Data*	3,474	326
Trade Desk, Cl A* (A)	10,485	391
TrueCar* (A)	142,515	2,205
TTM Technologies* (A)	29,026	468
Tyler Technologies*	5,937	918
Ultra Clean Holdings*	20,831	351
Wix.com*	4,755	323
Xactly*	26,823	319

		86,252

Materials — 3.1%
Berry Plastics Group*	10,601	515
Boise Cascade*	12,176	325
Clearwater Paper*	4,891	274
Cliffs Natural Resources*	45,452	373
Ingevity*	16,086	979
Innospec	4,608	298
KapStone Paper and Packaging	14,711	340
Louisiana-Pacific*	17,454	433
PolyOne	29,629	1,010
Rayonier Advanced Materials	18,900	254
Scotts Miracle-Gro, Cl A	3,351	313
Sensient Technologies	25,375	2,011
Summit Materials, Cl A*	74,979	1,853
Trinseo	5,810	390

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
US Concrete*	11,548	$746

		10,114

Real Estate — 1.4%
Armada Hoffler Properties‡	22,660	315
CoreSite Realty‡	8,939	805
Jernigan Capital	24,953	575
Medical Properties Trust‡	62,815	809
National Storage Affiliates Trust	83,885	2,005

		4,509

Telecommunication Services — 0.2%
Vonage Holdings*	85,232	539

Total Common Stock (Cost $286,463) ($ Thousands)		320,441

	Number of Rights

RIGHTS* — 0.0%
Dyax CVR, Expires 12/31/2019	7,184	—
Durata Therapeutics ‡‡	8,500	—

Total Rights (Cost $—) ($ Thousands)		—

	Shares

AFFILIATED PARTNERSHIP — 8.2%
SEI Liquidity Fund, L.P.
0.870% **† (D)	27,190,111	27,189

Total Affiliated Partnership (Cost $27,190) ($ Thousands)		27,189

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	10,588,465	10,588

Total Cash Equivalent (Cost $10,588) ($ Thousands)		10,588

Total Investments — 108.0% (Cost $324,241) ($ Thousands)		$358,218

Percentages	are based on Net Assets of $331,743 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Small Cap Growth Fund (Concluded)

†	Investment in Affiliated Security (see Note 6).

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting,

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $26,566 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of March 31, 2017 was $57 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(C)	Securities considered restricted. The total market value of such securities as of March 31, 2017 was $57 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $27,189 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$320,384	$—	$57	$320,441
Rights	—	—	—	—
Affiliated Partnership	—	27,189	—	27,189
Cash Equivalent	10,588	—	—	10,588

Total Investments in Securities	$330,972	$27,189	$57	$358,218

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.1%

Consumer Discretionary — 11.0%
Aaron's	41,041	$1,221
American Axle & Manufacturing Holdings*	45,204	849
American Eagle Outfitters	51,473	722
American Outdoor Brands*	21,367	423
American Public Education*	31,000	710
Asbury Automotive Group*	6,135	369
Autoliv (A)	7,000	716
Big 5 Sporting Goods (A)	33,898	512
Big Lots (A)	74,802	3,641
Bloomin' Brands (A)	39,176	773
Bright Horizons Family Solutions*	24,221	1,756
Brunswick	8,679	531
Buffalo Wild Wings*	3,849	588
Burlington Stores*	21,198	2,062
Capella Education	5,775	491
Century Communities*	13,157	334
Cinemark Holdings	15,041	667
Cooper Tire & Rubber (A)	40,319	1,788
Cooper-Standard Holdings*	8,000	887
Core-Mark Holding, Cl A	19,658	613
Dana	21,669	418
Dave & Buster's Entertainment*	50,979	3,114
Del Frisco's Restaurant Group*	22,091	399
DeVry	28,893	1,024
Dillard's, Cl A (A)	2,522	132
Domino's Pizza	2,231	411
Eldorado Resorts* (A)	8,606	163
Five Below* (A)	37,142	1,609
GameStop, Cl A (A)	53,909	1,216
Gannett	104,250	874
Gentherm*	28,694	1,126
Graham Holdings, Cl B	1,200	719
Grand Canyon Education*	27,060	1,938
Hasbro	8,180	816
Haverty Furniture	16,178	394
IMAX*	43,634	1,484
Installed Building Products*	26,555	1,401
Interpublic Group	32,406	796
John Wiley & Sons, Cl A	7,029	378
K12*	27,523	527
Lear	15,285	2,164
Lions Gate Entertainment, Cl A	6,391	170
Lithia Motors, Cl A (A)	43,282	3,707
LKQ*	14,707	430
Marriott Vacations Worldwide (A)	16,786	1,677
Michaels*	51,113	1,144
Murphy USA* (A)	7,798	573
National CineMedia	26,991	341
Newell Brands, Cl B	20,677	975
Nexstar Broadcasting Group, Cl A	39,111	2,744
NVR*	1,001	2,109

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Office Depot	79,886	$373
Ollie's Bargain Outlet Holdings* (A)	40,289	1,350
Oxford Industries, Cl A	10,927	626
Panera Bread, Cl A*	3,000	786
Planet Fitness, Cl A (A)	66,798	1,287
Pool	32,128	3,834
Red Rock Resorts, Cl A	35,000	776
Signet Jewelers	9,085	629
Six Flags Entertainment	25,695	1,529
Skechers U.S.A., Cl A*	106,546	2,925
SodaStream International*	27,299	1,322
Sturm Ruger (A)	5,623	301
Superior Industries International	6,694	170
Tempur Sealy International* (A)	1,600	74
Tenneco	28,072	1,752
Texas Roadhouse, Cl A	41,896	1,866
Tile Shop Holdings	63,059	1,214
Tower International	14,866	403
Ulta Salon Cosmetics & Fragrance*	3,283	936
Vail Resorts	16,565	3,179
Visteon*	30,376	2,975
Wendy's (A)	180,995	2,463
Whirlpool	5,200	891
Wolverine World Wide	39,041	975

		87,262

Consumer Staples — 3.4%
AdvancePierre Foods Holdings	15,471	482
Andersons	31,659	1,200
Bunge	6,643	527
Central Garden & Pet, Cl A*	65,765	2,283
Darling Ingredients*	23,438	340
Dean Foods	18,022	354
elf Beauty* (A)	22,893	659
Energizer Holdings	10,900	608
Fresh Del Monte Produce	10,000	592
Freshpet* (A)	91,090	1,002
Ingles Markets, Cl A	6,558	283
Ingredion	14,277	1,719
J&J Snack Foods	7,030	953
John B Sanfilippo & Son (A)	6,294	461
Kroger	19,039	561
Lamb Weston Holdings	34,188	1,438
Molson Coors Brewing, Cl B	6,535	625
Omega Protein	58,708	1,177
Pilgrim’s Pride (A)	30,205	680
Pinnacle Foods	46,739	2,705
Post Holdings*	5,128	449
Sanderson Farms (A)	11,787	1,224
Snyder's-Lance (A)	25,151	1,014
SpartanNash	14,576	510
Spectrum Brands Holdings	9,521	1,324

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Natural Foods*	24,950	$1,079
US Foods Holding*	58,773	1,644
USANA Health Sciences*	4,731	273
WhiteWave Foods, Cl A*	14,281	802

		26,968

Energy — 4.1%
Abraxas Petroleum*	154,639	312
Atwood Oceanics, Cl A*	35,977	343
Callon Petroleum*	22,505	296
Carrizo Oil & Gas* (A)	33,087	948
Concho Resources*	20,638	2,649
Diamond Offshore Drilling* (A)	13,578	227
Diamondback Energy, Cl A*	6,772	702
Energen*	15,539	846
Forum Energy Technologies* (A)	33,746	699
Matador Resources*	42,526	1,012
McDermott International*	118,366	799
Murphy Oil	35,627	1,019
Newfield Exploration*	18,773	693
Oasis Petroleum*	62,111	886
Oil States International* (A)	61,495	2,039
Overseas Shipholding Group, Cl A*	70,258	271
Parsley Energy, Cl A*	22,980	747
Patterson-UTI Energy	70,106	1,701
PBF Energy, Cl A (A)	168,390	3,733
PDC Energy, Cl A*	2,338	146
Pioneer Natural Resources	2,474	461
Prothena*(A)	11,305	631
REX American Resources*	8,000	724
Rowan, Cl A* (A)	10,293	160
RSP Permian*	52,503	2,175
Southwestern Energy*	102,511	837
Tesoro	7,278	590
Transocean* (A)	158,803	1,977
US Silica Holdings	26,082	1,252
Western Refining	49,288	1,728
Whiting Petroleum*	164,769	1,559
World Fuel Services	4,189	152

		32,314

Financials — 17.8%
1st Source	4,460	209
Affiliated Managers Group	12,845	2,106
AGNC Investment‡	16,769	334
Allied World Assurance Holdings	12,900	685
Allstate	7,797	635
American Equity Investment Life Holding	169,281	4,000
American Financial Group	14,643	1,397
Ameriprise Financial	4,701	610
Amerisafe	1,639	106
Arch Capital Group*	7,276	690

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Argo Group International Holdings	23,928	$1,622
Arlington Asset Investment, Cl A (A)	41,473	586
Artisan Partners Asset Management, Cl A	9,689	267
Aspen Insurance Holdings	8,500	442
Assurant	13,379	1,280
Assured Guaranty	12,310	457
Axis Capital Holdings	2,535	170
Banc of California (A)	39,554	819
BancFirst	4,048	364
Bank of the Ozarks (A)	26,740	1,391
Beneficial Bancorp	71,421	1,143
BGC Partners, Cl A	251,172	2,853
Boston Private Financial Holdings	18,927	310
Capitol Federal Financial	116,787	1,709
CBOE Holdings	17,521	1,420
Central Pacific Financial	15,480	473
Chemical Financial	17,703	906
CNO Financial Group	67,308	1,380
Columbia Banking System	77,842	3,035
Community Trust Bancorp	8,347	382
Dime Community Bancshares	17,964	365
E*Trade Financial*	11,727	409
Eagle Bancorp*	33,168	1,980
East West Bancorp	36,967	1,908
Employers Holdings	17,888	679
Enterprise Financial Services	9,147	388
Essent Group*	9,139	331
EverBank Financial, Cl A	45,939	895
Evercore Partners, Cl A	15,008	1,169
Everest Re Group	18,928	4,426
FBL Financial Group, Cl A	2,500	164
Federal Agricultural Mortgage, Cl C	7,433	428
Fidelity Southern	20,478	458
First American Financial	27,324	1,073
First Citizens BancShares, Cl A	1,150	386
First Commonwealth Financial	164,711	2,184
First Interstate BancSystem, Cl A (A)	19,006	754
FirstCash	28,273	1,390
Flagstar Bancorp*	15,477	436
FNB (Pennsylvania)	168,984	2,513
FNFV Group*	32,120	426
Genworth Financial, Cl A*	74,074	305
Great Western Bancorp	13,010	552
Green Dot, Cl A*	111,315	3,713
Greenhill (A)	25,986	761
Hamilton Lane, Cl A*	46,728	872
Hanover Insurance Group, Cl A	34,803	3,134
Heartland Financial USA	14,677	733
Heritage Financial	15,795	391
Heritage Insurance Holdings (A)	25,729	329
Hilltop Holdings	15,949	438
Horace Mann Educators, Cl A	22,271	914

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Houlihan Lokey, Cl A	42,219	$1,454
Huntington Bancshares	168,828	2,261
Independent Bank Group	2,455	158
Infinity Property & Casualty	6,577	628
International Bancshares	20,180	714
International. FCStone*	11,359	431
Investors Bancorp	57,756	831
KCG Holdings, Cl A*	26,672	476
LPL Financial Holdings	51,260	2,042
Maiden Holdings (A)	21,978	308
MarketAxess Holdings	3,601	675
MB Financial	63,446	2,717
MGIC Investment*	217,483	2,203
OFG Bancorp	327,331	3,862
Oritani Financial	18,127	308
PacWest Bancorp	106,993	5,698
PennyMac Financial Services, Cl A*	16,666	284
Piper Jaffray	8,894	568
Popular	63,206	2,574
Primerica (A)	12,278	1,009
PrivateBancorp, Cl A	20,103	1,194
ProAssurance	18,152	1,094
Prosperity Bancshares (A)	25,706	1,792
Radian Group	16,895	303
Raymond James Financial	32,300	2,463
Reinsurance Group of America, Cl A	19,396	2,463
RenaissanceRe Holdings	6,220	900
Sabra Health Care‡	26,000	726
Santander Consumer USA Holdings*	72,743	969
Selective Insurance Group	56,285	2,654
ServisFirst Bancshares (A)	15,218	554
Signature Bank, Cl B*	11,813	1,753
SLM*	260,629	3,154
Starwood Property Trust‡	138,635	3,130
State Bank Financial	12,145	317
Sterling Bancorp	11,469	272
Stifel Financial*	20,530	1,030
SVB Financial Group, Cl B*	10,502	1,954
Synovus Financial	37,477	1,537
TCF Financial	92,073	1,567
Trico Bancshares	9,870	351
Trustco Bank NY	36,363	285
Umpqua Holdings	28,813	511
United Fire Group	7,048	301
Unum Group	29,327	1,375
Validus Holdings	15,363	866
Voya Financial	53,770	2,041
Walker & Dunlop*	12,464	520
Webster Financial (A)	3,768	189
Western Alliance Bancorp*	71,507	3,510
WSFS Financial	28,005	1,287

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zions Bancorporation	115,555	$4,853

		141,801

Health Care — 10.0%
ABIOMED*	8,661	1,084
ACADIA Pharmaceuticals*	13,264	456
Adamas Pharmaceuticals* (A)	30,523	534
Aerie Pharmaceuticals*	21,500	975
Aimmune Therapeutics* (A)	26,200	569
Air Methods*	48,340	2,079
Akorn* (A)	121,650	2,929
Alere*	3,176	126
Align Technology*	26,782	3,072
Alkermes*	8,391	491
AmerisourceBergen, Cl A	6,015	532
AMN Healthcare Services*	22,311	906
Bioverativ*	8,745	476
Blueprint Medicines*	8,215	329
Cambrex*	16,607	914
Charles River Laboratories International*	7,525	677
Chemed (A)	14,754	2,695
Clovis Oncology*	21,547	1,372
DBV Technologies ADR*	16,399	578
DENTSPLY SIRONA	12,999	812
DexCom* (A)	23,754	2,013
Emergent BioSolutions*	12,195	354
Envision Healthcare*	13,247	812
Exelixis*	75,929	1,645
Glaukos*	26,421	1,355
GW Pharmaceuticals ADR*	3,127	378
HealthSouth	41,909	1,794
Hologic*	12,420	528
Humana	5,500	1,134
ICON*	18,166	1,448
ICU Medical* (A)	5,669	866
Idexx Laboratories*	6,675	1,032
Incyte*	3,300	441
Integra LifeSciences Holdings*	69,164	2,914
Lannett* (A)	134,725	3,011
LHC Group*	8,754	472
LifePoint Health* (A)	5,888	386
Ligand Pharmaceuticals* (A)	45,961	4,864
Loxo Oncology*	6,908	291
Magellan Health*	12,967	895
Masimo*	15,397	1,436
Medicines*	16,794	821
MEDNAX* (A)	4,845	336
Mettler Toledo International*	411	197
MiMedx Group* (A)	118,103	1,126
Molina Healthcare*	18,556	846
Nektar Therapeutics, Cl A*	13,743	323
Neurocrine Biosciences*	7,182	311

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nevro* (A)	31,728	$2,973
NuVasive*	15,376	1,148
Omnicell*	25,169	1,023
Otonomy* (A)	21,739	266
Parexel International*	14,340	905
Penumbra* (A)	19,555	1,632
PerkinElmer	12,707	738
PRA Health Sciences*	29,974	1,955
Premier, Cl A*	4,859	155
Quintiles Transnational*	10,043	809
Radius Health*	16,357	632
Sage Therapeutics* (A)	15,894	1,130
Teleflex	3,980	771
TESARO*	13,263	2,041
Ultragenyx Pharmaceutical* (A)	16,841	1,141
United Therapeutics*	14,367	1,945
VCA*	7,484	685
Veeva Systems, Cl A*	15,000	769
Vocera Communications*	30,389	755
WellCare Health Plans*	13,849	1,942
Wright Medical Group* (A)	25,148	783
Zeltiq Aesthetics*	32,168	1,789

		79,622

Industrials — 17.1%
AAR	13,157	442
Acacia Research*	246,188	1,416
ACCO Brands*	195,035	2,565
Acuity Brands (A)	5,691	1,161
Advisory Board*	36,735	1,719
Alaska Air Group	16,037	1,479
Allegiant Travel, Cl A	2,338	375
Allison Transmission Holdings	14,115	509
American Woodmark*	6,174	567
AO Smith	28,088	1,437
ArcBest	36,582	951
Astec Industries	11,258	692
Atlas Air Worldwide Holdings*	58,031	3,218
Beacon Roofing Supply*	5,422	267
BMC Stock Holdings*	33,755	763
Briggs & Stratton	16,366	367
BWX Technologies, Cl W	120,611	5,741
Carlisle	34,980	3,722
CEB	18,361	1,443
Cintas	12,501	1,582
CIRCOR International (A)	15,932	947
Colfax*	35,963	1,412
Comfort Systems USA	16,668	611
Copa Holdings, Cl A	5,789	650
Copart*	6,297	390
Crane, Cl A	40,914	3,062
Curtiss-Wright	15,306	1,397

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deluxe (A)	11,400	$823
DXP Enterprises*	12,853	487
Dycom Industries* (A)	24,779	2,303
EMCOR Group	24,206	1,524
Engility Holdings*	23,184	671
Ennis	17,626	300
Esterline Technologies*	11,944	1,028
Franklin Electric	21,857	941
Genesee & Wyoming, Cl A*	66,657	4,523
Gibraltar Industries*	7,772	320
Global Brass & Copper Holdings	11,651	401
Greenbrier (A)	22,252	959
H&E Equipment Services	50,162	1,230
Hawaiian Holdings*	26,352	1,224
HD Supply Holdings*	29,102	1,197
Hexcel, Cl A	24,458	1,334
HNI	13,162	607
Huntington Ingalls Industries, Cl A	9,530	1,908
Hyster-Yale Materials Handling	2,559	144
IDEX	18,517	1,731
Insperity, Cl A	4,608	408
ITT	39,641	1,626
Jacobs Engineering Group	6,039	334
JetBlue Airways*	108,568	2,238
John Bean Technologies, Cl A	7,131	627
Kadant	25,142	1,492
Kaman, Cl A	24,889	1,198
KAR Auction Services	92,593	4,043
Kennametal	71,073	2,788
Kirby* (A)	10,478	739
Knoll, Cl B	13,459	320
L3 Technologies	7,300	1,207
LB Foster, Cl A	75,966	950
Lincoln Electric Holdings	26,905	2,337
ManpowerGroup	25,113	2,576
MasTec*	39,850	1,596
Mercury Systems*	16,948	662
Meritor*	119,937	2,054
Middleby* (A)	17,188	2,345
MRC Global*	20,993	385
MSA Safety	10,698	756
MYR Group*	12,505	513
Old Dominion Freight Line, Cl A	25,477	2,180
On Assignment*	8,718	423
Orbital ATK	6,990	685
Oshkosh Truck	36,232	2,485
Owens Corning	22,671	1,391
Paylocity Holding* (A)	32,849	1,269
Quad Graphics	10,996	277
Quanta Services*	42,657	1,583
RBC Bearings* (A)	14,377	1,396
Roadrunner Transportation Systems*	58,608	403

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Robert Half International	29,700	$1,450
RPX*	31,949	383
Ryder System	8,900	671
Saia*	9,826	435
SiteOne Landscape Supply*	17,957	869
Skywest	25,407	870
Spirit AeroSystems Holdings, Cl A	28,103	1,628
Spirit Airlines*	8,420	447
Supreme Industries, Cl A	21,253	431
Teledyne Technologies*	20,481	2,590
Terex	16,064	504
Tetra Tech	16,037	655
Timken	6,849	310
Toro	10,348	646
TransDigm Group	500	110
TransUnion*	15,948	612
Trinity Industries	52,858	1,403
Triumph Group (A)	68,999	1,777
TrueBlue*	18,524	507
Unifirst	644	91
United Rentals*	29,278	3,661
Univar*	37,336	1,145
Universal Forest Products	12,300	1,212
Vectrus*	18,138	405
Wabash National (A)	58,124	1,203
Wabtec (A)	3,600	281
WageWorks*	8,366	605
Waste Connections	8,657	764
Watsco	3,339	478
Wesco Aircraft Holdings*	120,431	1,373
WESCO International*	5,018	349
XPO Logistics*	24,131	1,156
Xylem	14,310	719

		135,566

Information Technology — 16.7%
2U* (A)	40,016	1,587
ACI Worldwide*	81,509	1,744
Advanced Energy Industries*	15,785	1,082
Advanced Micro Devices*	54,980	800
Amkor Technology*	68,250	791
Anixter International*	12,748	1,011
Ansys*	2,600	278
Arista Networks* (A)	4,501	595
Arrow Electronics, Cl A*	4,925	362
Aspen Technology*	42,378	2,497
Avnet	7,600	348
Belden	9,618	666
Benchmark Electronics*	25,072	797
Blackbaud, Cl A (A)	3,876	297
Blackhawk Network Holdings, Cl A*	43,794	1,778
Bottomline Technologies* (A)	31,359	742

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Broadcom, Cl A	9,282	$2,032
Broadridge Financial Solutions	1,700	116
Brocade Communications Systems	38,812	484
Cadence Design Systems*	54,862	1,723
CDW	21,820	1,259
Cimpress* (A)	10,766	928
Cirrus Logic*	19,412	1,178
Cognex	6,749	567
Coherent*	3,990	821
CommScope Holding*	19,669	820
Convergys	20,581	435
CoStar Group*	10,197	2,113
CSG Systems International	16,700	631
CSRA	18,139	531
Cypress Semiconductor	244,827	3,369
Diebold (A)	79,450	2,439
Dolby Laboratories, Cl A	20,882	1,094
Electronic Arts*	13,002	1,164
Ellie Mae*	10,508	1,054
Entegris*	26,270	615
EPAM Systems*	5,383	407
Euronet Worldwide*	231	20
EVERTEC	30,971	492
Fidelity National Information Services, Cl B	12,186	970
Finisar*	11,091	303
First Data, Cl A*	71,512	1,108
Flir Systems	20,192	733
Gartner*	1,518	164
Gigamon*	11,406	406
Global Payments	5,841	471
GrubHub* (A)	30,018	987
Guidewire Software, Cl Z*	25,541	1,439
HubSpot*	21,125	1,279
IAC*	49,937	3,681
II-VI*	27,400	988
Infinera*	27,726	284
Inphi*	27,127	1,324
Insight Enterprises*	21,641	889
InterDigital	25,842	2,230
InterXion Holding*	26,628	1,053
Ixia*	24,958	490
j2 Global	28,988	2,432
Jabil Circuit	58,685	1,697
Keysight Technologies*	66,207	2,393
Leidos Holdings	24,667	1,262
Littelfuse	16,324	2,610
LogMeIn	13,730	1,339
Lumentum Holdings*	17,046	909
Manhattan Associates*	10,280	535
Marvell Technology Group	103,375	1,578
Match Group* (A)	42,861	700
MAXIMUS	15,796	983

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mellanox Technologies*	46,815	$2,385
Methode Electronics	11,078	505
Microchip Technology	13,708	1,011
Microsemi*	51,038	2,630
MKS Instruments	14,407	991
Monolithic Power Systems	22,891	2,108
Nanometrics*	11,957	364
NCR*	39,528	1,806
NETGEAR*	16,427	814
NeuStar, Cl A*	24,116	799
Nuance Communications*	47,299	819
Oclaro*	56,004	550
ON Semiconductor*	42,625	660
Orbotech*	39,536	1,275
OSI Systems*	18,122	1,323
Palo Alto Networks*	4,182	471
Pandora Media* (A)	58,594	692
Photronics*	43,442	465
Proofpoint* (A)	20,816	1,548
PTC*	12,691	667
Q2 Holdings* (A)	40,997	1,429
Qorvo*	10,870	745
RetailMeNot*	42,858	347
RingCentral, Cl A*	69,691	1,972
Sanmina*	38,828	1,576
Scansource*	23,647	928
Science Applications International	11,933	888
Shopify, Cl A*	24,065	1,639
Silicon Laboratories*	19,462	1,431
Silicon Motion Technology ADR	31,125	1,455
Sonus Networks*	24,298	160
Square, Cl A*	57,656	996
SS&C Technologies Holdings	17,556	622
Super Micro Computer* (A)	14,225	361
Sykes Enterprises*	20,228	595
SYNNEX	9,640	1,079
Synopsys*	20,308	1,465
Take-Two Interactive Software, Cl A*	50,559	2,997
Tech Data*	11,750	1,103
Teradyne	40,298	1,253
TTM Technologies*	25,256	407
Tyler Technologies*	4,765	737
Ultimate Software Group* (A)	10,632	2,076
Universal Display	14,294	1,231
VeriFone Holdings* (A)	177,965	3,333
Web.com Group*	13,060	252
Xperi	4,036	137
Zebra Technologies, Cl A*	48,012	4,381

		132,382

Materials — 6.4%
Albemarle	24,763	2,616

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ashland Global Holdings	7,929	$982
Avery Dennison	24,778	1,997
Berry Plastics Group*	41,193	2,001
Boise Cascade*	24,368	651
Cabot	24,685	1,479
Celanese, Ser A, Cl A	3,525	317
Chemours	47,390	1,824
Clearwater Paper*	9,344	523
Cliffs Natural Resources*	147,162	1,208
Commercial Metals, Cl A	13,920	266
Compass Minerals International, Cl A (A)	1,100	75
Crown Holdings*	14,143	749
Eagle Materials	15,439	1,500
FMC	75,514	5,255
Headwaters, Cl A*	74,757	1,755
Huntsman	23,455	576
Innophos Holdings	5,557	300
Louisiana-Pacific*	25,093	623
LSB Industries* (A)	172,065	1,614
Materion	12,245	411
Methanex	8,312	390
Minerals Technologies	2,832	217
Neenah Paper, Cl A	14,000	1,046
Owens-Illinois*	116,723	2,379
Packaging Corp of America	10,242	938
PolyOne	61,364	2,092
Rayonier Advanced Materials	43,416	584
Ryerson Holding*	16,447	207
Schulman A	66,795	2,101
Sensient Technologies	16,062	1,273
Silgan Holdings	43,749	2,597
Steel Dynamics	42,104	1,463
Stepan	6,908	544
Summit Materials, Cl A*	41,620	1,028
Trinseo	22,468	1,508
United States Steel	100,926	3,412
Valvoline (A)	45,659	1,121
Westlake Chemical	10,306	681
Worthington Industries	20,346	917

		51,220

Real Estate — 6.1%
Alexandria Real Estate Equities‡	10,497	1,160
American Campus Communities‡	25,659	1,221
American Homes 4 Rent, Cl A‡	62,696	1,440
Armada Hoffler Properties‡	28,819	400
Care Capital Properties‡	40,016	1,075
CBL & Associates Properties‡	87,658	836
Colony Starwood Homes‡	55,091	1,870
CoreCivic	115,755	3,637
CoreSite Realty‡	5,244	472
CyrusOne‡	32,312	1,663

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DiamondRock Hospitality‡ (A)	152,088	$1,696
Douglas Emmett‡	4,298	165
DuPont Fabros Technology‡ (A)	19,665	975
Education Realty Trust‡	26,024	1,063
EPR Properties, Cl A‡	28,400	2,091
Forest City Realty Trust, Cl A‡	22,450	489
Franklin Street Properties‡	57,467	698
Gaming and Leisure Properties‡	66,751	2,231
Hersha Hospitality Trust, Cl A‡ (A)	66,533	1,250
Highwoods Properties‡	53,933	2,650
Hospitality Properties Trust‡ (A)	46,609	1,470
Howard Hughes*	31,877	3,738
InfraREIT‡	18,073	325
Jones Lang LaSalle	16,139	1,799
Life Storage	8,505	698
Medical Properties Trust‡ (A)	190,106	2,450
Mid-America Apartment Communities‡	8,042	818
New York ‡	199,071	1,929
QTS Realty Trust, Cl A‡	7,069	345
Realogy Holdings	62,177	1,852
Regency Centers‡	7,596	504
RLJ Lodging Trust‡	37,721	887
Ryman Hospitality Properties	14,227	880
STAG Industrial‡	26,238	657
Summit Hotel Properties‡	40,648	650
Sun Communities‡	1,400	112
Sunstone Hotel Investors‡	59,555	913
Washington Prime Group‡	105,278	915
Xenia Hotels & Resorts‡	39,884	681

		48,705

Telecommunication Services — 0.2%
Cogent Communications Holdings (A)	12,431	535
FairPoint Communications*	45,000	747
Vonage Holdings*	86,245	545

		1,827

Utilities — 2.3%
ALLETE	20,433	1,384
Alliant Energy	20,000	792
Aqua America	34,439	1,107
Atmos Energy	20,484	1,618
Avista	21,700	847
Black Hills, Cl A	6,055	402
CMS Energy	10,600	474
El Paso Electric, Cl A	6,666	337
Great Plains Energy	42,356	1,238
Hawaiian Electric Industries	9,542	318
Idacorp, Cl A	10,909	905
National Fuel Gas	19,648	1,171
ONE Gas	13,697	926
Portland General Electric	43,378	1,927

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SCANA	10,356	$677
SJW	6,173	298
Southwest Gas	20,594	1,707
UGI	35,168	1,737
Vectren	7,055	414

		18,279

Total Common Stock
(Cost $509,630) ($ Thousands)		755,946

	Number of Rights
RIGHTS* — 0.0%
Central European Media Enterprises*‡‡	53	—
Chelseea Therapeutics International CVR *‡‡	3,004	—
Dyax, Expires 12/31/2019 *	6,884	—
Endo Pharmaceuticals *‡‡	1,900	—
Safeway CVR - Casa Ley *‡‡	11,400	12
Safeway CVR - PDC *‡‡	11,400	—

Total Rights (Cost $—) ($ Thousands)		12

	Shares
AFFILIATED PARTNERSHIP — 12.3%
SEI Liquidity Fund, L.P.
0.870% **† (B)	97,018,933	97,014

Total Affiliated Partnership (Cost $97,018) ($ Thousands)		97,014

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	42,539,766	42,540

Total Cash Equivalent (Cost $42,540) ($ Thousands)		42,540

Total Investments — 112.7% (Cost $649,188) ($ Thousands)		$895,512

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Small/Mid Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	53	Jun-2017	$49
S&P Mid Cap 400 Index E-MINI	25	Jun-2017	23

			$72

Percentages are based on Net Assets of $794,918 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $95,303 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $97,014 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$755,946	$—	$—	$755,946
Rights	—	12	—	12
Affiliated Partnership	—	97,014	—	97,014
Cash Equivalent	42,540	—	—	42,540

Total Investments in Securities	$798,486	$97,026	$—	$895,512

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$72	$—	$—	$72
Total Other Financial Instruments	$72	$—	$—	$72

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.5%

Consumer Discretionary — 14.9%
Adient	8,700	$632
Aramark	18,500	682
Bed Bath & Beyond (A)	12,300	485
Best Buy	17,800	875
Burlington Stores*	1,700	165
Cooper-Standard Holdings*	4,500	499
Dick's Sporting Goods	8,700	423
Discovery Communications, Cl A* (A)	1,900	55
Discovery Communications, Cl C*	22,600	640
DISH Network, Cl A*	8,700	552
DR Horton	22,200	740
Express*	3,300	30
Extended Stay America	33,500	534
Foot Locker, Cl A	4,500	337
FTD*	3,100	62
GameStop, Cl A (A)	6,900	156
Gap	12,500	304
Genuine Parts	8,100	749
International Game Technology	19,200	455
Kohl’s (A)	11,083	441
Lear	5,300	750
Lennar, Cl A	2,800	143
Lennar, Cl B	3,000	125
Liberty Interactive QVC Group, Cl A*	29,700	595
lululemon athletica*	9,800	508
Macy’s	20,400	605
Michaels*	5,100	114
NACCO Industries, Cl A	2,600	182
NVR*	340	716
PVH	5,700	590
Ross Stores	12,000	790
Staples	22,800	200
TEGNA	16,900	433
Thor Industries	3,200	308
Ulta Salon Cosmetics & Fragrance*	2,800	799
Viacom, Cl B	17,200	802
Wyndham Worldwide	6,700	565

		17,041

Consumer Staples — 3.8%
Blue Buffalo Pet Products*	6,600	152
Bunge	9,500	753
Campbell Soup	2,900	166
Clorox	4,300	580
ConAgra Foods	20,800	839
Dr Pepper Snapple Group	2,800	274
Ingredion	4,200	506
Lamb Weston Holdings	5,300	223
Tyson Foods, Cl A	13,500	833

		4,326

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Energy — 5.6%
ConocoPhillips	2,200	$110
Devon Energy	22,200	926
Marathon Oil	49,800	787
Marathon Petroleum	19,500	985
National Oilwell Varco, Cl A	11,900	477
Newfield Exploration*	18,800	694
Noble Energy	22,800	783
Oneok (A)	13,600	754
Williams	32,100	950

		6,466

Financials — 10.4%
Alleghany*	1,070	658
American Financial Group	6,900	658
Ameriprise Financial	6,600	856
Annaly Capital Management ‡	58,800	653
Citizens Financial Group	22,300	770
CNA Financial	2,300	102
East West Bancorp	10,700	552
Fifth Third Bancorp	11,600	295
Financial Institutions	900	30
Genworth Financial, Cl A*	9,700	40
Hanover Insurance Group, Cl A	2,200	198
Hartford Financial Services Group	9,900	476
International. FCStone*	1,200	46
Invesco	10,800	331
Leucadia National	26,100	679
Lincoln National	2,300	150
Loews	15,200	711
LPL Financial Holdings	8,500	339
Old Republic International	30,400	623
Popular	14,200	578
Progressive	14,400	564
Raymond James Financial	10,600	808
SunTrust Banks	11,900	658
Synchrony Financial	10,300	353
Unum Group	17,200	806

		11,934

Health Care — 9.8%
Baxter International	10,400	539
Becton Dickinson	1,900	349
Bruker BioSciences	21,200	495
C.R. Bard	3,300	820
Centene*	10,600	755
Cerner*	14,700	865
DaVita HealthCare Partners*	6,000	408
Edwards Lifesciences, Cl A*	4,000	376
Endo International*	12,700	142
HCA Holdings*	1,700	151
Hill-Rom Holdings	1,000	71

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hologic*	16,600	$706
Humana	900	185
IDEXX Laboratories*	5,300	819
Incyte*	2,300	307
Mallinckrodt*	13,000	579
QIAGEN	2,900	84
Quintiles Transnational*	8,900	717
United Therapeutics*	4,200	569
Veeva Systems, Cl A*	9,800	503
VWR*	7,800	220
WellCare Health Plans*	4,200	589
Zoetis, Cl A	18,000	961

		11,210

Industrials — 11.8%
AECOM*	16,300	580
Allison Transmission Holdings	7,100	256
Babcock & Wilcox Enterprises*	1,700	16
BWX Technologies, Cl W	3,300	157
Carlisle	6,300	670
Comfort Systems USA	1,900	70
Crane, Cl A	3,700	277
Cummins	5,800	877
Danaher, Cl A	3,600	308
Fortive	4,700	283
Global Brass & Copper Holdings	3,000	103
HD Supply Holdings*	8,800	362
Hertz Global Holdings*	4,800	84
Huntington Ingalls Industries, Cl A	4,200	841
Ingersoll-Rand	9,100	740
Insperity, Cl A	1,900	169
KBR	32,600	490
Lennox International	3,800	636
LSC Communications	4,500	113
Oshkosh Truck	8,600	590
Owens Corning	800	49
Parker-Hannifin, Cl A	4,400	706
Pentair	11,100	697
Rockwell Automation	5,500	856
Spirit AeroSystems Holdings, Cl A	11,400	660
Stanley Black & Decker	5,600	744
Toro	8,900	556
United Continental Holdings*	8,300	586
United Rentals*	3,400	425
WESCO International*	8,700	605

		13,506

Information Technology — 15.6%
Advanced Energy Industries*	6,300	432
Akamai Technologies*	11,600	693
Alpha & Omega Semiconductor*	3,300	57
Analog Devices	4,900	402

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Applied Materials	15,000	$584
Booz Allen Hamilton Holding, Cl A	17,200	609
CA	1,200	38
CACI International, Cl A*	700	82
CDK Global	9,800	637
CDW	13,400	773
Citrix Systems*	2,600	217
Cognizant Technology Solutions, Cl A*	2,100	125
CommScope Holding*	17,500	730
DST Systems	2,500	306
Electronic Arts*	11,200	1,003
F5 Networks, Cl A*	4,600	656
First Data, Cl A*	6,600	102
Fiserv, Cl A*	3,200	369
Fortinet*	1,600	61
Hackett Group	4,700	92
Intuit	4,400	510
Jabil Circuit	7,000	203
Juniper Networks	23,800	662
Leidos Holdings	10,900	557
Manhattan Associates*	7,300	380
Maxim Integrated Products	15,000	674
Micron Technology*	35,300	1,020
Motorola Solutions	8,500	733
NetApp	8,500	356
Nvidia	1,600	174
ON Semiconductor*	27,400	424
Red Hat*	1,800	156
Seagate Technology (A)	11,000	505
Semtech*	5,600	189
Skyworks Solutions	9,000	882
Symantec, Cl A	31,000	951
Synopsys*	10,500	757
Teradyne	7,500	233
Total System Services	9,700	519
Western Digital	700	58

		17,911

Materials — 4.8%
Alcoa	8,500	292
Cabot	4,000	240
Eastman Chemical	4,800	388
Freeport-McMoRan, Cl B*	45,200	604
LyondellBasell Industries, Cl A	2,200	201
Newmont Mining	18,000	593
Nucor	13,300	794
Owens-Illinois*	21,100	430
Packaging Corp of America	6,300	577
Reliance Steel & Aluminum	1,500	120
RPM International	6,000	330
Steel Dynamics	20,200	702

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WestRock	4,900	$255

		5,526

Real Estate — 8.9%
Apple Hospitality (A)	16,000	306
Ashford Hospitality Prime‡	13,300	141
Ashford Hospitality Trust‡	13,300	85
Brixmor Property Group‡	22,600	485
CBRE Group, Cl A*	20,600	717
Chesapeake Lodging Trust‡	13,100	314
Chimera Investment‡	28,140	568
Colony NorthStar, Cl A	2,968	38
CoreCivic	20,500	644
DDR‡	6,600	83
Equity Commonwealth*‡	9,500	297
Forest City Realty Trust, Cl A‡	12,900	281
Franklin Street Properties‡	16,400	199
GEO Group‡	13,900	644
GGP	22,300	517
HCP‡	11,900	372
Host Hotels & Resorts‡	15,600	291
InfraREIT‡	14,400	259
Outfront Media‡	24,000	637
Paramount Group‡	14,700	238
ProLogis‡	14,600	757
RMR Group	2,400	119
Spirit Realty Capital‡	60,600	614
Tier‡	2,200	38
VEREIT‡	79,700	677
WP Carey‡	9,000	560
Xenia Hotels & Resorts‡	15,400	263

		10,144

Telecommunication Services — 1.3%
CenturyLink (A)	31,900	752
Telephone & Data Systems	17,100	453
US Cellular*	6,600	247

		1,452

Utilities — 6.6%
AES	59,700	668
Atmos Energy	8,700	687
Centerpoint Energy	26,300	725
DTE Energy	5,100	521
Eversource Energy	9,400	553
FirstEnergy	24,700	786
MDU Resources Group	20,800	569
NiSource	28,500	678
PPL	22,300	834
Public Service Enterprise Group	10,400	461
SCANA	5,800	379

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UGI	14,300	$706

		7,567

Total Common Stock (Cost $95,721) ($ Thousands)		107,083

AFFILIATED PARTNERSHIP — 2.8%
SEI Liquidity Fund, L.P.
0.870% **† (B)	3,198,676	3,198

Total Affiliated Partnership (Cost $3,198) ($ Thousands)		3,198

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	6,211,561	6,212

Total Cash Equivalent (Cost $6,212) ($ Thousands)		6,212

Total Investments — 101.7% (Cost $105,131) ($ Thousands)		$116,493

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid Cap 400 Index E-MINI	21	Jun-2017	$22

Percentages are based on Net Assets of $114,514 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2017 (see Note 10). The total market value of securities on loan at March 31, 2017 was $3,124 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2017 was $3,198 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Mid-Cap Fund (Concluded)

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$107,083	$—	$—	$107,083
Affiliated Partnership	—	3,198	—	3,198
Cash Equivalent	6,212	—	—	6,212

Total Investments in Securities	$113,295	$3,198	$—	$116,493

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$22	$—	$—	$22

Total Other Financial Instruments	$22	$—	$—	$22

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Consumer Discretionary — 9.5%
AMC Networks, Cl A*	42,553	$2,497
American Eagle Outfitters	29,814	418
Aramark	251,461	9,271
Autozone*	4,800	3,471
Bed Bath & Beyond	108,741	4,291
Best Buy	32,222	1,584
Big Lots	117,152	5,703
BJ's Restaurants*	12,392	501
Brinker International	42,527	1,869
Canadian Tire, Cl A	30,700	3,637
Carriage Services	12,539	340
CBS, Cl B	8,102	562
Cheesecake Factory	150,906	9,561
Children's Place	46,400	5,570
Comcast, Cl A	98,200	3,691
Cooper Tire & Rubber	15,028	667
Cooper-Standard Holdings*	7,441	825
Cracker Barrel Old Country Store	4,800	764
Darden Restaurants	176,707	14,785
Del Frisco's Restaurant Group*	9,995	180
Dollar General	65,245	4,550
Domino's Pizza	2,385	440
Eldorado Resorts*	15,513	294
Escalade	6,743	87
Foot Locker, Cl A	59,483	4,450
Gannett	16,715	140
General Motors	8,173	289
Golden Entertainment*	3,753	50
Grand Canyon Education*	9,252	663
International Speedway, Cl A	865	32
Kohl’s	89,800	3,575
Lear	17,581	2,489
Macy’s	37,300	1,106
McDonald’s	117,262	15,198
Michael Kors Holdings*	119,449	4,552
MSG Networks*	43,328	1,012
Murphy USA*	58,900	4,324
National CineMedia	24,332	307
NVR*	2,000	4,214
Panera Bread, Cl A*	9,719	2,545
PetMed Express	35,402	713
Regal Entertainment Group, Cl A	25,239	570
Ross Stores	22,954	1,512
Sally Beauty Holdings*	142,800	2,919
Scripps Networks Interactive, Cl A	51,600	4,044
Six Flags Entertainment	24,452	1,455
Staples	131,088	1,150
Target, Cl A	294,166	16,235
Ulta Salon Cosmetics & Fragrance*	2,754	786
Viacom, Cl B	40,400	1,883
Visteon*	2,994	293

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walt Disney	7,133	$809
Wendy’s	5,394	73
Yum! Brands	60,365	3,857

		156,803

Consumer Staples — 16.5%
Altria Group	311,666	22,259
Blue Buffalo Pet Products*	3,229	74
Bunge	76,837	6,090
Calavo Growers	14,295	866
Cal-Maine Foods*	1,241	46
Clorox	8,794	1,186
Coca-Cola	189,454	8,040
Colgate-Palmolive	128,558	9,409
Costco Wholesale	76,610	12,847
CVS Health	112,600	8,839
Dean Foods	204,494	4,020
Dr Pepper Snapple Group	279,455	27,364
Flowers Foods	216,147	4,195
Fresh Del Monte Produce	99,913	5,918
General Mills	168,008	9,914
Hormel Foods	57,827	2,003
Ingredion	26,354	3,174
J&J Snack Foods	5,929	804
Kellogg	55,732	4,047
Kimberly-Clark	90,119	11,862
Kroger	344,584	10,162
Lancaster Colony	10,346	1,333
McCormick	111,502	10,877
Medifast	4,108	182
Metro, Cl A	92,100	2,821
Nu Skin Enterprises, Cl A	7,137	396
PepsiCo	155,863	17,435
Philip Morris International	122,390	13,818
Pinnacle Foods	58,802	3,403
Procter & Gamble	57,253	5,144
Sanderson Farms	41,900	4,351
Snyder’s-Lance	8,820	356
Sysco, Cl A	268,189	13,924
Turning Point Brands*	3,566	56
Tyson Foods, Cl A	109,200	6,739
Universal	45,737	3,236
USANA Health Sciences*	2,400	138
Vector Group	49,650	1,033
Wal-Mart Stores	472,037	34,024
Weis Markets	10,536	629

		273,014

Energy — 0.8%
Exxon Mobil	111,500	9,144
Frank's International	111,707	1,181
Overseas Shipholding Group, Cl A*	61,725	238

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Valero Energy	51,600	$3,421

		13,984

Financials — 15.0%
Aflac	104,719	7,584
AGNC Investment‡	55,100	1,096
Alleghany*	2,759	1,696
Allied World Assurance Holdings	47,000	2,496
Allstate	151,475	12,344
American Financial Group	86,638	8,267
American National Insurance	3,738	441
Amerisafe	3,186	207
Annaly Capital Management‡	516,100	5,734
Arch Capital Group*	90,931	8,618
Argo Group International Holdings	5,484	372
Aspen Insurance Holdings	145,185	7,557
Assured Guaranty	76,548	2,841
Atlas Financial Holdings*	9,959	136
Axis Capital Holdings	242,517	16,256
Baldwin & Lyons, Cl B	11,424	279
Bank of America	13,625	321
Bank of Marin Bancorp	2,321	149
BankUnited	32,957	1,230
BB&T	44,500	1,989
Berkshire Hathaway, Cl B*	75,500	12,584
Blue Capital Reinsurance Holdings	3,208	62
BOK Financial	14,812	1,159
Capitol Federal Financial	66,277	970
Carolina Financial	10,829	325
CBOE Holdings	64,471	5,227
Charter Financial	11,684	230
Citizens Financial Group	76,884	2,656
CU Bancorp*	7,805	309
Cullen/Frost Bankers	2,314	206
Employers Holdings	8,614	327
Enstar Group*	3,173	607
Essent Group*	24,459	885
Everest Re Group	102,642	23,999
Farmers Capital Bank	10,869	439
Farmers National Banc	3,409	49
Fidelity & Guaranty Life	14,431	401
First Business Financial Services	10,525	273
First Foundation*	11,934	185
First Mid-Illinois Bancshares	4,216	143
Genworth MI Canada	71,000	1,958
Green Dot, Cl A*	23,086	770
Hanover Insurance Group, Cl A	28,820	2,596
Hartford Financial Services Group	60,878	2,926
Heritage Insurance Holdings	2,526	32
Houlihan Lokey, Cl A	10,707	369
James River Group Holdings	8,608	369
JPMorgan Chase	13,601	1,195

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marsh & McLennan	6,889	$509
MBT Financial	8,074	92
MFA Financial‡	803,853	6,495
Middleburg Financial	1,280	51
MidWestOne Financial Group	1,792	61
Morningstar, Cl A	5,095	400
National Bank Holdings, Cl A	18,485	601
National Bank of Canada	96,800	4,053
National General Holdings	4,501	107
New Mountain Finance	142,100	2,117
Nicolet Bankshares*	1,692	80
NMI Holdings, Cl A*	9,933	113
Northwest Bancshares	25,491	429
Old Line Bancshares	12,833	365
Old Republic International	6,257	128
Old Second Bancorp	15,242	171
OneBeacon Insurance Group, Cl A	16,763	268
Oritani Financial	4,965	84
Pacific Premier Bancorp*	22,726	876
PennyMac Financial Services, Cl A*	13,347	228
Peoples Financial Services	3,918	164
People's Utah Bancorp	2,867	76
Popular	34,332	1,398
ProAssurance	19,684	1,186
Progressive	27,876	1,092
Prudential Financial	11,211	1,196
QCR Holdings	3,057	129
Reinsurance Group of America, Cl A	34,734	4,411
RenaissanceRe Holdings	88,451	12,794
RLI	8,944	537
Royal Bank of Canada	58,700	4,265
S&P Global	66,342	8,674
Safety Insurance Group	6,911	484
Southern First Bancshares*	942	31
Southern Missouri Bancorp	535	19
Starwood Property Trust‡	112,600	2,542
Stonegate Bank	23,967	1,129
Territorial Bancorp	2,184	68
TFS Financial	5,082	84
Travelers	131,026	15,794
United Financial Bancorp	107,408	1,827
Unum Group	18,309	859
US Bancorp	125,974	6,488
Validus Holdings	301,053	16,976
Virtu Financial, Cl A	51,473	875
Voya Financial	13,684	519
Washington Federal	19,100	632
WashingtonFirst Bankshares	4,741	133
Waterstone Financial	17,315	316
Wells Fargo	90,400	5,032

		247,822

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Health Care — 15.0%
Abbott Laboratories	18,093	$803
AbbVie	70,265	4,578
Allscripts Healthcare Solutions*	28,541	362
Amgen, Cl A	47,757	7,835
Anthem	48,900	8,087
AxoGen*	6,859	72
Baxter International	244,465	12,678
Biogen*	4,833	1,321
Bio-Rad Laboratories, Cl A*	1,956	390
Bristol-Myers Squibb	149,742	8,143
C.R. Bard	16,499	4,101
Cardinal Health	144,431	11,778
Chemed	13,955	2,549
DaVita*	34,759	2,363
Eli Lilly	16,288	1,370
Enzo Biochem*	33,072	277
Express Scripts Holding*	83,852	5,527
Gilead Sciences	72,663	4,935
Haemonetics*	15,348	623
HCA Holdings*	61,638	5,485
HealthSouth	26,720	1,144
Henry Schein*	9,017	1,533
Heska*	8,953	940
Hill-Rom Holdings	4,024	284
ICON*	25,675	2,047
ICU Medical*	5,492	839
Johnson & Johnson	298,436	37,170
Laboratory Corp of America Holdings*	48,496	6,958
LeMaitre Vascular	30,002	739
Mallinckrodt*	10,124	451
Masimo*	13,701	1,278
McKesson	9,220	1,367
Merck	524,740	33,342
Meridian Bioscience	38,436	530
Myriad Genetics*	26,852	516
NeoGenomics*	44,871	354
Owens & Minor	124,369	4,303
Pfizer	814,253	27,856
Premier, Cl A*	7,457	237
Quality Systems*	49,408	753
Quest Diagnostics	110,677	10,867
Quintiles Transnational*	18,550	1,494
Tactile Systems Technology*	7,344	139
Teleflex	47,140	9,132
Tivity Health*	7,631	222
United Therapeutics*	20,967	2,839
UnitedHealth Group	63,968	10,491
Utah Medical Products	6,072	378
Varian Medical Systems*	43,362	3,952
Vocera Communications*	30,216	750
Waters*	11,104	1,736

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WellCare Health Plans*	3,222	$452
West Pharmaceutical Services	1,868	152
Zoetis, Cl A	7,061	377

		248,899

Industrials — 9.1%
3M	11,353	2,172
Alaska Air Group	43,298	3,993
American Airlines Group	8,132	344
Babcock & Wilcox Enterprises*	23,553	220
Blue Bird*	8,410	144
Boeing	42,300	7,481
BWX Technologies, Cl W	4,105	195
Danaher, Cl A	6,426	550
Deere	63,600	6,924
Delta Air Lines, Cl A	90,381	4,154
Expeditors International of Washington	36,941	2,087
FedEx	37,029	7,226
JetBlue Airways*	30,966	638
Landstar System	61,177	5,240
Lockheed Martin	52,483	14,045
Macquarie Infrastructure	5,265	424
ManpowerGroup	3,657	375
MSC Industrial Direct, Cl A	4,187	430
Northrop Grumman	64,429	15,324
Owens Corning	5,307	326
Raytheon	66,945	10,209
Republic Services	180,600	11,344
Southwest Airlines, Cl A	38,398	2,064
Spirit AeroSystems Holdings, Cl A	69,655	4,034
Spirit Airlines*	18,340	973
United Continental Holdings*	63,120	4,459
United Parcel Service, Cl B	153,703	16,492
United Technologies	45,000	5,049
Waste Management	319,782	23,319

		150,235

Information Technology — 12.6%
Acacia Communications*	937	55
Accenture, Cl A	54,421	6,524
Alphabet, Cl A*	2,380	2,018
Amdocs	417,188	25,444
Amkor Technology*	27,635	320
Apple	67,400	9,683
Applied Materials	117,199	4,559
Aspen Technology*	83,467	4,918
Booz Allen Hamilton Holding, Cl A	162,751	5,760
Broadridge Financial Solutions	38,234	2,598
CA	137,597	4,365
Cadence Design Systems*	20,538	645
Cardtronics*	3,049	143
CDW	34,827	2,010

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cisco Systems	412,845	$13,954
Citrix Systems*	32,043	2,672
CommVault Systems*	1,349	68
Convergys	130,791	2,766
CSG Systems International	11,975	453
Dell Technologies - VMware, Cl V*	49,671	3,183
DST Systems	7,897	967
eBay*	276,736	9,290
F5 Networks, Cl A*	4,400	627
Forrester Research	25,885	1,029
Genpact	18,042	447
Harris	37,426	4,164
HP	73,394	1,312
IAC*	47,803	3,524
Intel	272,687	9,836
International Business Machines	82,677	14,397
Intuit	35,130	4,075
Micron Technology*	12,556	363
Microsoft	34,012	2,240
Motorola Solutions	105,193	9,070
NCR*	36,829	1,682
NetApp	107,358	4,493
Oracle, Cl B	150,201	6,700
Planet Payment*	19,517	78
Qualcomm	126,000	7,225
RealPage*	23,874	833
Sanmina*	16,234	659
Sapiens International	5,815	75
Square, Cl A*	213,899	3,696
Sykes Enterprises*	5,752	169
Symantec, Cl A	240,367	7,374
Synopsys*	63,311	4,567
Take-Two Interactive Software, Cl A*	39,091	2,317
Tech Data*	30,000	2,817
Teradata*	9,518	296
Teradyne	123,347	3,836
VeriSign*	51,711	4,505
Western Union	154,100	3,136

		207,937

Materials — 1.4%
Avery Dennison	44,400	3,579
Bemis	104,603	5,111
Compass Minerals International, Cl A	33,141	2,249
Kaiser Aluminum	26,200	2,093
LyondellBasell Industries, Cl A	21,071	1,921
Schweitzer-Mauduit International	60,500	2,506
Sonoco Products	103,900	5,498
Trinseo	3,914	263

		23,220

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Real Estate — 3.4%
American Homes 4 Rent, Cl A‡	7,628	$175
Anworth Mortgage Asset‡	93,474	519
Apollo Commercial Real Estate Finance‡	209,092	3,933
Apple Hospitality	186,384	3,560
Brixmor Property Group‡	145,800	3,129
Capstead Mortgage‡	109,336	1,152
CBL & Associates Properties‡	123,265	1,176
Chimera Investment‡	11,884	240
City Office	25,978	316
Easterly Government Properties‡	40,203	796
Four Corners Property Trust‡	24,337	556
Great Ajax‡	7,494	98
Hospitality Properties Trust‡	51,641	1,628
LaSalle Hotel Properties‡	81,903	2,371
Mid-America Apartment Communities‡	34,700	3,530
Monogram Residential Trust‡	20,773	207
MTGE Investment	59,245	992
National Health Investors‡	57,000	4,140
New Residential Investment‡	9,016	153
Outfront Media‡	4,431	118
Owens Realty Mortgage‡	1,858	33
Piedmont Office Realty Trust, Cl A‡	363,325	7,768
PS Business Parks‡	7,787	894
Retail Properties of America, Cl A‡	238,300	3,436
RMR Group	6,004	297
Ryman Hospitality Properties	7,033	435
Select Income‡	15,967	412
Senior Housing Properties Trust‡	156,600	3,171
Sun Communities‡	9,195	739
Tanger Factory Outlet Centers‡	102,200	3,349
Taubman Centers‡	4,154	274
Two Harbors Investment‡	679,066	6,512

		56,109

Telecommunication Services — 5.6%
AT&T	817,127	33,952
BCE	82,400	3,638
Hawaiian Telcom Holdco*	12,860	294
Nippon Telegraph & Telephone ADR	86,900	3,723
NTT DoCoMo ADR	260,300	6,078
Rogers Communications, Cl B	15,872	702
SK Telecom ADR	191,000	4,809
TELUS	209,047	6,774
Verizon Communications	676,896	32,999

		92,969

Utilities — 9.2%
AES	132,553	1,482
ALLETE	10,633	720
Ameren	111,000	6,060
American Electric Power	240,863	16,169

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avista	12,265	$479
California Water Service Group, Cl A	11,941	428
Centerpoint Energy	155,067	4,275
CMS Energy	92,368	4,133
Consolidated Edison	86,400	6,710
DTE Energy	24,700	2,522
Edison International	146,115	11,632
El Paso Electric, Cl A	12,081	610
Entergy	169,092	12,844
Exelon	485,054	17,452
FirstEnergy	279,052	8,879
Hawaiian Electric Industries	97,419	3,245
Idacorp, Cl A	12,298	1,020
Korea Electric Power ADR*	172,200	3,570
MGE Energy	4,670	304
Northwest Natural Gas	17,621	1,041
NorthWestern	19,499	1,145
OGE Energy	8,330	291
PG&E	102,597	6,808
Pinnacle West Capital	101,015	8,423
PNM Resources	21,615	800
Portland General Electric	198,007	8,795
PPL	20,295	759
Public Service Enterprise Group	279,978	12,417
Southwest Gas Holdings	9,490	787
Unitil	22,335	1,006
Vectren	8,151	478
Xcel Energy	141,328	6,282

		151,566

Total Common Stock (Cost $1,345,533) ($ Thousands)		1,622,558

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	27,037,261	27,037

Total Cash Equivalent (Cost $27,037) ($ Thousands)		27,037

Total Investments — 99.7% (Cost $1,372,570) ($ Thousands)		$1,649,595

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	100	Jun-2017	$(14)

For the period ended March 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $1,654,952 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

ADR — American Depositary Receipt

Cl — Class

S&P— Standard & Poor's

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,622,558	$—	$—	$1,622,558
Cash Equivalent	27,037	—	—	27,037

Total Investments in Securities	$1,649,595	$—	$—	$1,649,595

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(14)	$—	$—	$(14)

Total Other Financial Instruments	$(14)	$—	$—	$(14)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4%

Australia — 4.1%
AGL Energy	288,364	$5,801
ASX	14,438	556
Aurizon Holdings	600,066	2,403
Ausdrill	21,954	24
AusNet Services	1,223,501	1,573
Coca-Cola Amatil	354,615	2,927
Cochlear	8,786	906
Computershare	399,675	4,287
Crown Resorts	47,085	424
CSL	67,292	6,434
Flight Centre Travel Group	38,106	839
Harvey Norman Holdings	35,035	121
LendLease Group	186,932	2,222
Orica	55,091	740
Sonic Healthcare	65,391	1,103
South32	1,019,093	2,146
Stockland	421,082	1,490
Telstra, Cl B	1,148,557	4,083
Wesfarmers	551,423	18,959

		57,038

Austria — 1.2%
Agrana Beteiligungs	1,465	155
BUWOG	42,352	1,071
Conwert Immobilien Invest	67,050	1,135
EVN	5,476	70
Lenzing	3,118	526
Oberbank	594	45
Oesterreichische Post	51,263	2,047
OMV	16,324	644
POLYTEC Holding	8,743	124
Telekom Austria, Cl A	91,176	623
UNIQA Insurance Group	29,202	228
Verbund‡	44,467	757
voestalpine	229,696	9,065

		16,490

Belgium — 0.5%
Colruyt	39,785	1,958
Elia System Operator	12,183	644
Proximus SADP	119,495	3,760

		6,362

Canada — 8.1%
Atco, Cl I	122,277	4,741
Bank of Montreal	135,517	10,093
Barrick Gold	183,900	3,483
BCE	222,082	9,829
Canadian Imperial Bank of Commerce	61,668	5,302
Canadian Tire, Cl A	16,200	1,919
Capital Power, Cl B	85,600	1,673
CCL Industries, Cl B	15,800	3,437
Cineplex	6,985	265

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Constellation Software	2,600	$1,274
Dollarama	41,700	3,446
Emera	174,029	6,131
Empire, Cl A	52,400	798
First Capital Realty	150,500	2,260
George Weston	73,643	6,407
H&R‡	102,400	1,771
Intact Financial	37,300	2,645
Jean Coutu Group PJC, Cl A	28,100	441
Kinross Gold*	315,000	1,108
Loblaw	62,800	3,398
Maple Leaf Foods	47,627	1,153
Metro, Cl A	118,200	3,621
Morguard‡	5,637	67
Morguard North American Residential Real Estate Investment Trust	4,900	54
National Bank of Canada	108,800	4,556
Open Text	24,907	844
Pure Industrial Real Estate Trust‡	164,000	749
RioCan‡	110,200	2,165
Rogers Communications, Cl B	272,910	12,033
Royal Bank of Canada	41,586	3,021
Saputo	40,800	1,404
Shaw Communications, Cl B	256,801	5,309
Toronto-Dominion Bank	115,064	5,747

		111,144

Denmark — 0.8%
Coloplast, Cl B	9,610	753
ISS	23,100	876
Novo Nordisk, Cl B	196,822	6,780
Schouw	6,845	629
TDC	258,091	1,335
William Demant Holding*	57,913	1,214

		11,587

Finland — 0.0%
Orion, Cl A	1,232	64
Orion, Cl B	9,170	479

		543

France — 1.2%
Aeroports de Paris, Cl A	12,008	1,488
Atos	5,857	726
Boiron	654	60
Credit Agricole	391,673	5,320
Dassault Aviation	1,216	1,550
Engie	226,917	3,223
Eutelsat Communications	61,481	1,376
Gemalto	5,511	309
GL Events	3,124	73
Groupe Guillin	3,090	110
Metropole Television	18,468	413
Rallye	14,608	297

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rubis SCA	10,376	$1,020
SPIE	20,569	498
Vilmorin & Cie	2,344	162

		16,625

Germany — 1.0%
Celesio	11,402	314
Freenet	31,537	1,028
KWS Saat	697	217
MAN	2,451	253
Merck KGaA	38,721	4,423
MVV Energie	2,427	59
RHOEN-KLINIKUM	99,275	2,715
STADA Arzneimittel	59,894	3,676
Suedzucker	27,344	688

		13,373

Guernsey — 0.6%
Amdocs	141,376	8,622

Hong Kong — 3.7%
ASM Pacific Technology	139,300	1,895
BOC Hong Kong Holdings	424,500	1,734
Cheung Kong Infrastructure Holdings	176,000	1,381
CLP Holdings, Cl B	1,624,656	16,986
First Pacific	756,000	549
Guoco Group	8,000	93
Hang Seng Bank	6,100	124
HK Electric Investments & HK Electric Investments (A)	1,691,500	1,558
HKT Trust & HKT	2,487,000	3,206
Hongkong & Shanghai Hotels	98,500	116
Hopewell Holdings	52,000	195
Hutchison Port Holdings, Cl U	1,348,000	559
Hysan Development	47,000	213
Kerry Properties	257,000	891
Li & Fung	892,000	387
Link‡	769,500	5,391
Miramar Hotel & Investment	32,000	69
MTR	539,000	3,027
New World Development	164,000	202
NWS Holdings	238,000	434
PCCW	2,066,000	1,217
Power Assets Holdings	23,500	203
Regal Hotels International Holdings	50,000	28
Shangri-La Asia	332,000	484
Sun Hung Kai Properties	17,000	250
Swire Pacific, Cl A	207,500	2,072
WH Group (A)	4,843,500	4,176
Wheelock	195,000	1,542
Yue Yuen Industrial Holdings	549,500	2,160

		51,142

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Ireland — 0.1%
Hibernia,‡	341,851	$455
UDG Healthcare	22,663	199

		654

Israel — 1.5%
Amot Investments	50,943	245
Ashtrom Group	16,195	51
Bank Hapoalim	1,621,055	9,861
Bank Leumi Le-Israel*	1,622,821	7,158
Electra Consumer Products 1970	2,233	46
Israel Discount Bank, Cl A*	1,312,866	3,081
Maabarot Products	1,705	33
Rami Levi Chain Stores Hashikma Marketing 2006	812	34
Shufersal	110,836	536

		21,045

Italy — 0.8%
Hera	1,651,751	4,607
Terna Rete Elettrica Nazionale	1,291,845	6,425

		11,032

Japan — 7.0%
Aeon Hokkaido	17,100	93
Ahjikan	2,500	36
Albis	4,900	152
Alfresa Holdings	9,400	163
Alpen	38,669	672
Amiyaki Tei	1,100	41
Asahi Glass	38,000	308
Astellas Pharma	118,300	1,556
Atsugi	139,000	163
Best Denki	35,100	48
Canon	133,200	4,149
Central Sports	2,800	88
Coca-Cola West	59,711	1,924
Daiichi Sankyo	254,779	5,732
Dunlop Sports	7,921	74
Dydo Drinco	36,590	1,711
Earth Chemical	11,300	605
EDION	39,200	360
Ehime Bank	5,000	61
Eisai	61,600	3,186
Feed One	91,900	163
Fujiya	171,000	404
G-7 Holdings, Cl 7	9,000	203
Gakkyusha	2,900	40
HABA Laboratories	1,500	52
Hakudo	2,200	34
Heiwa	12,200	303
Hoya	58,800	2,826
ITOCHU	56,500	801
Itochu-Shokuhin	2,003	82

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan Tobacco	168,300	$5,465
J-Oil Mills	2,500	94
Kadoya Sesame Mills	1,000	51
Kato Sangyo	29,100	746
KDDI	96,100	2,520
Keiyo	4,900	25
Key Coffee	1,600	31
Kohnan Shoji	69,746	1,318
Kohsoku	2,600	26
Koike-ya	400	17
Kourakuen Holdings	1,500	23
Kurimoto	8,700	172
Kyokuyo	3,600	95
KYORIN Holdings	86,800	1,831
Kyoritsu Printing	19,100	58
Mars Engineering	2,500	52
Marubeni	332,300	2,044
Marudai Food	42,636	186
Maruha Nichiro	72,473	2,192
Matsuya Foods	20,216	753
McDonald’s Holdings Japan	17,300	505
Medipal Holdings	18,300	287
Ministop	47,755	897
Mitsubishi	43,300	935
Mitsubishi Gas Chemical	84,800	1,759
Mitsubishi Tanabe Pharma	294,400	6,124
Mitsui	150,800	2,182
Mitsui Sugar	14,000	340
Miyoshi Oil & Fat	65,000	82
Mochida Pharmaceutical	5,200	385
Mory Industries	4,000	80
MOS Food Services	58,058	1,691
Mr Max	76,103	275
Nakayama Steel Works	6,000	39
Nihon Yamamura Glass	101,000	179
Nippon Beet Sugar Manufacturing	5,000	106
Nippon Denko	67,500	235
Nippon Express	150,000	770
Nippon Flour Mills	68,534	1,011
Nippon Koshuha Steel	59,000	45
Nippon Valqua Industries	10,000	164
Nisshin Oillio Group	229,760	1,307
Nissui Pharmaceutical	3,300	41
NTT DOCOMO	298,000	6,933
Ohmoto Gumi	4,000	29
Ohsho Food Service	3,500	129
Okinawa Electric Power	71,100	1,688
Okuwa	10,000	102
Ootoya Holdings	1,500	28
Oracle Japan	42,600	2,431
Osaka Gas	832,000	3,158
Parco	17,800	190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Plenus	25,400	$562
Renaissance	3,200	51
Rock Field	18,762	307
Sagami Chain	2,600	32
Sankyo	2,400	80
Satori Electric	8,400	61
Sega Sammy Holdings	32,700	438
Shikibo	82,000	104
Shimachu	7,500	183
Shoei Foods	4,700	113
Showa Sangyo	22,000	116
Soken Chemical & Engineering	3,400	48
Starzen	12,700	509
Studio Alice	17,532	360
Sumitomo	35,200	473
Sumitomo Dainippon Pharma	178,200	2,939
Suzuken	27,474	900
Taiko Pharmaceutical	6,900	117
Taisho Pharmaceutical Holdings	3,500	284
Takara Holdings	86,700	934
Takeda Pharmaceutical	6,500	305
Tokai	4,805	176
Tokyo Gas	102,000	464
Tokyo Theatres	169,000	221
Toppan Printing	96,000	978
Trend Micro	47,400	2,106
Tsumura	45,500	1,425
United Super Markets Holdings	28,400	259
VIA Holdings	6,400	64
Vital KSK Holdings	59,400	550
WIN-Partners	9,200	79
Yamatane	4,000	55
Yasuda Logistics	7,900	53
Yellow Hat	9,500	220
Yoshinoya Holdings	154,904	2,251
Zensho Holdings	14,800	248
ZERIA Pharmaceutical	19,300	297

		96,218

Luxembourg — 0.2%
RTL Group	18,720	1,512
SES, Cl A	68,546	1,598

		3,110

Netherlands — 0.1%
ABN AMRO Group (A)	30,351	738
Amsterdam Commodities	1,871	47
Heineken Holding	10,566	843
Sligro Food Group	3,364	127

		1,755

New Zealand — 2.0%
Argosy Property‡	303,685	206
Arvida Group	114,143	101

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Auckland International Airport	946,329	$4,472
Chorus	367,067	1,108
Contact Energy	1,403,586	4,965
Fisher & Paykel Healthcare	604,761	4,101
Fletcher Building	339,197	1,973
Freightways	22,267	117
Goodman Property Trust	273,523	230
Kiwi Property Group‡	496,830	495
Mainfreight	3,460	55
Mercury NZ	485,324	1,069
Meridian Energy	129,503	253
Property for Industry	42,432	48
Ryman Healthcare	235,077	1,382
Sanford	10,470	54
Sky City Entertainment Group	794,715	2,306
Spark New Zealand	1,925,677	4,711
Vector	27,320	61

		27,707

Norway — 1.5%
Austevoll Seafood	16,866	124
Leroy Seafood Group	16,239	711
Marine Harvest	209,655	3,195
Norsk Hydro	467,688	2,715
Orkla	1,009,388	9,038
Telenor	314,313	5,229

		21,012

Portugal — 0.1%
Redes Energeticas Nacionais	343,890	1,038

Singapore — 1.4%
BreadTalk Group	39,300	38
CapitaLand Commercial Trust	2,430,200	2,687
CapitaLand Mall Trust	933,600	1,316
ComfortDelGro	731,100	1,340
DBS Group Holdings	92,800	1,288
OUE	55,100	84
SATS	248,900	869
Sheng Siong Group	222,500	151
SIA Engineering	20,800	55
Singapore Airlines	14,000	101
Singapore Press Holdings	586,900	1,491
Singapore Technologies Engineering	286,200	764
StarHub	1,807,067	3,725
Venture	255,359	2,096
Wilmar International	1,286,500	3,250

		19,255

Spain — 0.5%
Ebro Foods	87,712	1,778
Iberdrola	614,821	4,409

		6,187

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Sweden — 1.1%
Axfood	138,287	$2,085
ICA Gruppen	26,696	914
Swedish Match	366,358	11,961
Tele2, Cl B	16,130	155

		15,115

Switzerland — 5.3%
ABB	146,300	3,425
Allreal Holding, Cl A	17,235	2,817
Alpiq Holding	2,180	192
ALSO Holding	1,952	240
Aryzta	2,436	78
Baloise Holding	2,611	359
Bell	243	101
BKW	5,285	286
Chocoladefabriken Lindt & Spruengli	7	465
Coca-Cola HBC	77,480	1,997
Conzzeta*	218	194
dorma+kaba Holding	1,291	1,028
Dufry*	7,742	1,180
EMS-Chemie Holding	4,427	2,581
Flughafen Zuerich	2,445	521
Forbo Holding	558	855
Galenica	46	49
Kuehne & Nagel International	898	127
Mobimo Holding	6,525	1,690
Nestle	237,291	18,218
Novartis	172,420	12,807
Panalpina Welttransport Holding	2,577	311
Pargesa Holding	1,821	129
Roche Holding	12,735	3,254
Schindler Holding	11,480	2,223
SFS Group*	1,843	175
Siegfried Holding	344	91
Sika	109	654
Sonova Holding	21,509	2,985
Swiss Prime Site	48,314	4,255
Swisscom	11,567	5,340
Valora Holding	8,393	2,903
Ypsomed Holding	11,197	2,131

		73,661

United Kingdom — 3.8%
Aviva	19,043	127
British American Tobacco	77,348	5,126
Close Brothers Group	57,042	1,097
Cranswick	27,762	888
Dechra Pharmaceuticals	14,046	294
Diageo	267,834	7,648
GlaxoSmithKline	349,728	7,257
Greggs	92,135	1,202
Imperial Brands	198,549	9,601

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Joules Group	11,754	$35
Kennedy Wilson Europe Real Estate	46,821	553
Kingfisher	704,045	2,871
McBride	44,054	109
Melrose Industries	40,201	112
Moneysupermarket.com Group	75,250	311
QinetiQ Group	191,591	668
Reckitt Benckiser Group	80,624	7,345
Rentokil Initial	309,043	953
Rightmove	22,396	1,117
Rio Tinto	36,463	1,682
Sage Group	34,453	272
SSE	119,583	2,207
Tate & Lyle	9,411	90
Tritax Big Box‡	203,964	369

		51,934

United States — 50.8%

Consumer Discretionary — 4.1%
Autozone*	847	612
Big Lots	6,006	292
Capella Education	8,968	763
Comcast, Cl A	254,004	9,548
CST Brands	16,395	788
Darden Restaurants	49,860	4,172
Dollar General	29,964	2,089
Gap	189,512	4,603
Home Depot	7,673	1,127
Liberty Media Group, Cl A*	49,697	1,625
Madison Square Garden*	5,460	1,090
McDonald’s	109,963	14,252
NACCO Industries, Cl A	1,490	104
New York Times, Cl A	99,956	1,439
RCI Hospitality Holdings	14,074	244
Scholastic, Cl B	48,823	2,078
Target, Cl A	5,104	282
Travelport Worldwide	32,197	379
Walt Disney	93,497	10,602

		56,089

Consumer Staples — 16.0%
AdvancePierre Foods Holdings	10,922	340
Alliance One International*	5,157	66
Altria Group	186,895	13,348
Blue Buffalo Pet Products*	34,626	796
Church & Dwight	164,535	8,205
Clorox	149,292	20,129
Coca-Cola	217,458	9,229
Colgate-Palmolive	135,965	9,951
Costco Wholesale	58,852	9,869
Dr Pepper Snapple Group	39,458	3,864
Estee Lauder, Cl A	93,420	7,921
Fresh Del Monte Produce	158,566	9,392

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Mills	52,621	$3,105
Hershey	19,372	2,116
Ingredion	35,166	4,235
J&J Snack Foods	15,226	2,064
Kellogg	107,946	7,838
Kimberly-Clark	75,642	9,957
Lancaster Colony	2,964	382
McCormick	15,187	1,482
Medifast	12,397	550
Oil-Dri Corp of America	1,780	66
PepsiCo	106,334	11,895
Philip Morris International	88,791	10,025
Procter & Gamble	176,826	15,888
Spectrum Brands Holdings	74,943	10,418
Sysco, Cl A	356,946	18,533
Tyson Foods, Cl A	79,386	4,899
Universal	84,470	5,976
Vector Group	166,236	3,458
Wal-Mart Stores	156,688	11,294
WD-40	3,897	425

		217,716

Financials — 6.7%
AGNC Investment‡	746,713	14,852
American Financial Group	15,371	1,467
American National Insurance	3,864	456
Annaly Capital Management‡	399,208	4,435
Ares Commercial Real Estate‡	94,443	1,264
BankFinancial	7,144	104
Beneficial Bancorp	223,104	3,570
Berkshire Hathaway, Cl B*	59,964	9,995
Capitol Federal Financial	450,114	6,585
Citizens Financial Group	92,753	3,205
Dime Community Bancshares	24,370	495
Ellington Residential Mortgage‡	6,136	90
First Defiance Financial	1,514	75
First Financial	2,491	118
First Northwest Bancorp*	6,976	108
Flagstar Bancorp*	13,681	386
HomeTrust Bancshares*	3,808	90
Kearny Financial	297,785	4,482
Lincoln National	68,181	4,462
Meridian Bancorp	62,436	1,143
MetLife	152,786	8,070
National Western Life Group, Cl A	1,518	462
Northfield Bancorp	27,753	500
NorthStar Realty Europe‡	15,143	176
Northwest Bancshares	249,654	4,204
Oritani Financial	9,019	153
PJT Partners	3,853	135
Provident Financial Services	15,067	389
Reinsurance Group of America, Cl A	41,712	5,297
SI Financial Group	2,463	35

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Solar Senior Capital	2,221	$40
Timberland Bancorp	1,923	43
Trustco Bank NY	91,826	721
Trustmark	4,839	154
United Financial Bancorp	4,826	82
Voya Financial	285,179	10,825
Washington Federal	25,641	849
Waterstone Financial	28,550	521
Zions Bancorporation	16,735	703

		90,741

Health Care — 13.3%
AbbVie	26,632	1,735
AmerisourceBergen, Cl A	109,127	9,658
Amgen, Cl A	2,550	418
Baxter International	18,777	974
Bio-Rad Laboratories, Cl A*	47,156	9,400
Bristol-Myers Squibb	53,227	2,894
C.R. Bard	41,810	10,391
Cardinal Health	75,923	6,192
Chemed	52,849	9,655
DaVita HealthCare Partners*	133,753	9,091
Exactech*	4,662	117
Express Scripts Holding*	122,885	8,099
Gilead Sciences	102,774	6,980
Henry Schein*	40,057	6,809
Hill-Rom Holdings	3,943	278
Intuitive Surgical*	6,288	4,820
Johnson & Johnson	151,588	18,880
LifePoint Health*	48,343	3,166
Luminex	17,080	314
Masimo*	56,300	5,251
Merck	148,933	9,463
Mettler Toledo International*	17,574	8,416
National HealthCare	12,906	920
Owens & Minor	220,302	7,622
Pfizer	242,797	8,306
PharmAthene	61,407	50
PRA Health Sciences*	11,334	739
Prestige Brands Holdings, Cl A*	13,188	733
Quest Diagnostics	107,105	10,517
Teleflex	52,522	10,175
United Therapeutics*	22,445	3,039
UnitedHealth Group	1,311	215
Varian Medical Systems*	70,824	6,454

		181,771

Industrials — 4.3%
Applied Industrial Technologies, Cl A	15,447	955
Danaher, Cl A	108,621	9,290
Expeditors International of Washington	43,064	2,433
General Electric	284,327	8,473
Kaman, Cl A	2,309	111

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimball International, Cl B	40,594	$670
L3 Technologies	3,391	561
Lockheed Martin	1,792	480
ManpowerGroup	23,262	2,386
Northrop Grumman	9,690	2,305
Republic Services	178,981	11,242
United Parcel Service, Cl B	81,596	8,755
Waste Management	145,909	10,640

		58,301

Information Technology — 2.7%
AVX	19,461	319
Bel Fuse, Cl B	1,101	28
CACI International, Cl A*	51,521	6,043
CSG Systems International	15,321	579
DST Systems	25,394	3,111
EchoStar, Cl A*	4,062	231
Jack Henry & Associates	29,149	2,714
KLA-Tencor	6,650	632
Mantech International, Cl A	49,266	1,706
MasterCard, Cl A	49,697	5,589
NETGEAR*	12,107	600
QAD, Cl A	2,728	76
Sykes Enterprises*	15,539	457
Symantec, Cl A	112,132	3,440
Synopsys*	77,048	5,557
VMware, Cl A*	63,569	5,857
Western Union	16,075	327

		37,266

Materials — 1.4%
Kaiser Aluminum	76,215	6,090
Materion	5,690	191
Newmont Mining	29,532	973
Nucor	40,034	2,391
Reliance Steel & Aluminum	123,148	9,854
Universal Stainless & Alloy*	2,897	49

		19,548

Real Estate — 0.7%
Apollo Commercial Real Estate Finance‡	132,985	2,501
Apple Hospitality	30,958	591
Chimera Investment‡	199,831	4,033
MTGE Investment	105,065	1,760

		8,885

Telecommunication Services — 0.9%
AT&T	226,294	9,403
NII Holdings*	292,905	381
Telephone & Data Systems	49,849	1,322
Verizon Communications	10,433	509

		11,615

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 1.3%
Consolidated Edison	18,455	$1,433
Exelon	221,942	7,985
PPL	17,907	670
Southern	121,989	6,073
Unitil	28,919	1,302

		17,463

		699,395

Total Common Stock (Cost $1,172,832) ($ Thousands)		1,342,044

PREFERRED STOCK — 0.3%
Germany — 0.3%
Henkel & KGaA	25,051	3,218

Sweden — 0.0%
Akelius Residential Property	11,767	407

Total Preferred Stock (Cost $3,751) ($ Thousands)		3,625

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	17,874,529	17,875

Total Cash Equivalent (Cost $17,875) ($ Thousands)		17,875

Total Investments — 99.0% (Cost $1,194,458) ($ Thousands)		$1,363,544

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	46	Jun-2017	$45
FTSE 100 Index	12	Jun-2017	—
Hang Seng Index	2	Apr-2017	(4)
S&P 500 Index E-MINI	65	Jun-2017	(7)
SPI 200 Index	5	Jun-2017	9
TOPIX Index	10	Jun-2017	(22)

			$21

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/27/17	USD	15	NOK	127	$—
04/27/17	USD	19	NZD	27	—
04/27/17	USD	44	DKK	303	(1)
04/27/17	USD	49	SEK	425	(1)
04/27/17	USD	56	HKD	436	—
04/27/17	USD	66	SGD	92	—
04/27/17	USD	159	AUD	208	—
04/27/17	USD	347	EUR	319	(6)
04/27/17	USD	368	CHF	361	(6)
04/27/17	USD	402	JPY	44,302	(4)
04/27/17	USD	194	GBP	155	—
04/27/17	USD	245	GBP	195	(1)
04/27/17	USD	143	CAD	191	—
04/27/17	USD	348	CAD	462	(1)
04/27/17	SGD	12,783	USD	9,174	22
04/27/17	SGD	59	USD	43	—
04/27/17	NZD	21,340	USD	15,019	114
04/27/17	NZD	183	USD	128	—
04/27/17	GBP	24,848	USD	31,258	176
04/27/17	GBP	424	USD	527	(3)
04/27/17	CHF	35,865	USD	36,517	630
04/27/17	CHF	233	USD	233	—
04/27/17	AUD	11	USD	8	—
04/27/17	AUD	40,194	USD	30,594	(50)
04/27/17	EUR	41,520	USD	45,238	790
04/27/17	DKK	41,854	USD	6,129	102
04/27/17	DKK	291	USD	42	—
04/27/17	SEK	69,155	USD	7,892	136
04/27/17	SEK	416	USD	47	—
04/27/17	CAD	73,440	USD	54,896	(195)
04/27/17	NOK	133,979	USD	15,807	200
04/27/17	NOK	1,089	USD	127	—
04/27/17	HKD	190,606	USD	24,553	12
04/27/17	HKD	383	USD	49	—
04/27/17	JPY	5,230,535	USD	47,407	416
04/27/17	JPY	24,478	USD	220	—

					$2,330

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(326,012)	$328,342	$2,330

			$2,330

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Global Managed Volatility Fund (Concluded)

Percentages are based on Net Assets of $1,377,919 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 10).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $6,472 ($ Thousands), representing 0.5% of the Net Assets of the Fund.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor's

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,287,590	$54,454	$—	$1,342,044
Preferred Stock	3,625	—	—	3,625
Cash Equivalent	17,875	—	—	17,875

Total Investments in Securities	$1,309,090	$54,454	$—	$1,363,544

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$54	$—	$—	$54
Unrealized Depreciation	(33)	—	—	(33)
Forwards Contracts*
Unrealized Appreciation	—	2,598	—	2,598
Unrealized Depreciation	—	(268)	—	(268)

Total Other Financial Instruments	$21	$2,330	$—	$2,351

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Consumer Discretionary — 5.6%
AMC Networks, Cl A*	13,838	$812
Autozone*	3,400	2,459
Best Buy	13,870	682
Big Lots	16,600	808
Canadian Tire, Cl A	29,600	3,506
Cheesecake Factory	33,400	2,116
Children's Place	37,800	4,538
Comcast, Cl A	85,800	3,225
Cooper-Standard Holdings*	21,900	2,429
Darden Restaurants	52,400	4,384
Dollar General	18,394	1,283
Dunkin' Brands Group	40,288	2,203
Fiat Chrysler Automobiles*	30,990	339
Foot Locker, Cl A	45,064	3,371
Graham Holdings, Cl B	1,400	840
McDonald's	41,554	5,386
NVR*	696	1,467
Panera Bread, Cl A*	20,095	5,262
Scripps Networks Interactive, Cl A	46,400	3,636
Target, Cl A	144,537	7,977
Tenneco	5,064	316

		57,039

Consumer Staples — 20.3%
Altria Group	234,072	16,717
Archer-Daniels-Midland	45,200	2,081
Campbell Soup	19,049	1,090
Church & Dwight	123,346	6,151
Clorox	54,877	7,399
Coca-Cola	185,969	7,893
Coca-Cola European Partners	49,400	1,862
Colgate-Palmolive	75,764	5,545
ConAgra Foods	123,574	4,985
Costco Wholesale	40,733	6,831
CVS Health	75,600	5,935
Dean Foods	18,762	369
Dr Pepper Snapple Group	127,825	12,517
Fresh Del Monte Produce	46,500	2,754
General Mills	60,437	3,566
Hershey	72,705	7,943
Ingredion	29,882	3,599
JM Smucker	33,707	4,418
Kellogg	72,747	5,282
Kimberly-Clark	67,862	8,933
Kroger	200,439	5,911
Lamb Weston Holdings	41,191	1,733
McCormick	72,119	7,035
Metro, Cl A	58,400	1,789
Nu Skin Enterprises, Cl A	31,729	1,762
PepsiCo	100,850	11,281
Philip Morris International	54,261	6,126

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pinnacle Foods	18,100	$1,047
Procter & Gamble	93,908	8,438
Reynolds American	137,289	8,652
Sanderson Farms	28,200	2,928
SYSCO, Cl A	163,536	8,491
Tyson Foods, Cl A	81,900	5,054
Universal	16,000	1,132
Wal-Mart Stores	226,005	16,290
Weis Markets	43,300	2,583
Whole Foods Market	55,118	1,638

		207,760

Energy — 1.0%
Exxon Mobil	94,000	7,709
Valero Energy	39,600	2,625

		10,334

Financials — 16.7%
Aflac	56,400	4,085
AGNC Investment‡	226,233	4,500
Allied World Assurance Holdings*	96,415	5,120
Allstate	72,824	5,934
American Financial Group	41,500	3,960
Annaly Capital Management‡	409,600	4,551
Arch Capital Group*	78,888	7,476
Aspen Insurance Holdings	30,873	1,607
Assurant	13,330	1,275
Assured Guaranty	43,385	1,610
Axis Capital Holdings	179,222	12,013
Bank of America	26,785	632
Berkshire Hathaway, Cl B*	59,100	9,851
BOK Financial	52,300	4,094
Canadian Imperial Bank of Commerce	31,000	2,665
CBOE Holdings	123,794	10,036
Chubb	12,399	1,689
Everest Re Group	52,221	12,210
Genworth MI Canada	23,900	659
Hanover Insurance Group, Cl A	19,700	1,774
Maiden Holdings	62,300	872
MFA Financial‡	624,682	5,047
Morningstar, Cl A	57,051	4,484
National Bank of Canada	54,700	2,290
New Mountain Finance	107,500	1,602
Popular	6,756	275
ProAssurance	78,979	4,759
Progressive	115,800	4,537
Reinsurance Group of America, Cl A	13,925	1,768
RenaissanceRe Holdings	100,686	14,564
Starwood Property Trust‡	113,800	2,570
TFS Financial	173,405	2,882
Travelers	87,605	10,560
Validus Holdings	233,913	13,190

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Voya Financial	13,830	$525
White Mountains Insurance Group	5,238	4,609

		170,275

Health Care — 13.5%
AbbVie	53,300	3,473
Aetna, Cl A	50,492	6,440
AmerisourceBergen, Cl A	64,617	5,719
Amgen, Cl A	16,800	2,756
Anthem	47,563	7,866
AstraZeneca ADR	107,200	3,338
Baxter International	26,572	1,378
Biogen*	4,990	1,364
C.R. Bard	7,276	1,809
Cardinal Health	10,758	877
Chemed	2,119	387
Edwards Lifesciences, Cl A*	2,820	265
Eli Lilly	71,230	5,991
Express Scripts Holding*	15,564	1,026
Gilead Sciences	21,208	1,441
Hill-Rom Holdings	9,563	675
Hologic*	42,851	1,823
Humana	11,900	2,453
ICON*	20,611	1,643
Johnson & Johnson	201,336	25,077
Laboratory Corp of America Holdings*	24,100	3,458
Masimo*	14,010	1,307
McKesson	11,300	1,675
Merck	243,657	15,482
Pfizer	707,414	24,201
Premier, Cl A*	80,647	2,567
Quest Diagnostics	59,038	5,797
United Therapeutics*	8,900	1,205
UnitedHealth Group	40,133	6,582
Varian Medical Systems*	2,690	245

		138,320

Industrials — 11.4%
3M	26,347	5,041
Boeing	32,700	5,783
BWX Technologies, Cl W	34,931	1,663
Delta Air Lines, Cl A	18,190	836
EMCOR Group	24,772	1,559
Expeditors International of Washington	104,761	5,918
General Dynamics	8,600	1,610
Huntington Ingalls Industries, Cl A	8,389	1,680
Kaman, Cl A	32,900	1,584
L3 Technologies	24,061	3,977
Landstar System	81,428	6,974
Lockheed Martin	30,905	8,270
Northrop Grumman	55,397	13,176
Orbital ATK	24,500	2,401

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quanta Services*	47,559	$1,765
Raytheon	97,987	14,943
Republic Services	146,100	9,177
Southwest Airlines, Cl A	31,053	1,669
Spirit AeroSystems Holdings, Cl A	21,720	1,258
United Continental Holdings*	23,109	1,632
United Parcel Service, Cl B	97,036	10,412
United Technologies	41,800	4,690
Waste Management	137,382	10,018

		116,036

Information Technology — 10.4%
Amdocs	178,571	10,891
Apple	51,000	7,327
Applied Materials	34,415	1,339
Aspen Technology*	30,237	1,781
Automatic Data Processing	41,459	4,245
Benchmark Electronics*	52,700	1,676
Broadridge Financial Solutions	25,828	1,755
CA	69,600	2,208
Canon ADR	87,700	2,742
Cisco Systems	242,600	8,200
Citrix Systems*	4,190	349
CSG Systems International	37,600	1,422
eBay*	39,530	1,327
Flex*	16,170	272
Harris	20,200	2,248
Intel	210,500	7,593
International Business Machines	59,400	10,344
Intuit	14,677	1,702
Jack Henry & Associates	13,800	1,285
Microsoft	72,739	4,791
Motorola Solutions	48,500	4,182
NetApp	11,469	480
Oracle, Cl B	85,200	3,801
Qualcomm*	28,300	1,623
Science Applications International	14,671	1,091
Symantec, Cl A	253,470	7,776
Synopsys*	62,405	4,501
Take-Two Interactive Software, Cl A*	30,728	1,821
Tech Data*	22,200	2,084
Teradyne	19,298	600
VeriSign*	20,993	1,829
Western Union	118,100	2,403

		105,688

Materials — 1.4%
AptarGroup	7,900	608
Avery Dennison	31,600	2,547
Bemis	44,400	2,169
Cabot	13,784	826
Kaiser Aluminum	33,600	2,685

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LyondellBasell Industries, Cl A	7,480	$682
Royal Gold, Cl A	3,538	248
Sonoco Products	50,200	2,656
Trinseo	25,375	1,703

		14,124

Real Estate — 1.5%
Equity LifeStyle Properties‡	22,999	1,772
Mid-America Apartment Communities‡	28,000	2,849
National Health Investors‡	26,300	1,910
Piedmont Office Realty Trust, Cl A‡	222,000	4,747
Select Income‡	65,000	1,676
Senior Housing Properties Trust‡	132,100	2,675

		15,629

Telecommunication Services — 4.9%
AT&T	599,940	24,928
BCE	67,200	2,967
NTT DoCoMo ADR	130,100	3,038
SK Telecom ADR	129,800	3,268
TELUS	115,600	3,742
Verizon Communications	256,685	12,513

		50,456

Utilities — 11.5%
Alliant Energy	12,600	499
Ameren	60,200	3,286
American Electric Power	122,164	8,201
Centerpoint Energy	60,225	1,660
Consolidated Edison	165,942	12,887
DTE Energy	45,217	4,617
Duke Energy	71,120	5,832
Edison International	125,527	9,993
Entergy	109,672	8,331
Eversource Energy	113,570	6,676
Exelon	161,500	5,811
FirstEnergy	87,500	2,784
Great Plains Energy	5,200	152
PG&E	133,963	8,890
Pinnacle West Capital	52,344	4,364
Portland General Electric	80,431	3,573
Public Service Enterprise Group	194,029	8,605
SCANA	41,600	2,719
Southern	138,614	6,900
Southwest Gas	13,553	1,124
UGI	36,713	1,814
Vectren	31,174	1,827

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WEC Energy Group	119,032	$7,217

		117,762

Total Common Stock (Cost $705,775) ($ Thousands)		1,003,423

	Number of Rights

RIGHTS — 0.0%

Safeway CVR - PDC*‡‡	85,430	4
Safeway CVR - Casa Ley*‡‡	85,430	87

Total Rights (Cost $—) ($ Thousands)		91

	Shares

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	16,154,053	16,154

Total Cash Equivalent (Cost $16,154) ($ Thousands)		16,154

Total Investments — 99.8% (Cost $721,929) ($ Thousands)		$1,019,668

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	58	Jun-2017	$(9)

Percentages	are based on Net Assets of $1,021,987 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

†	Investment in Affiliated Security (see Note 6).

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed Managed Volatility Fund (Concluded)

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,003,423	$—	$—	$1,003,423
Rights	—	91	—	91
Cash Equivalent	16,154	—	—	16,154

Total Investments in Securities	$1,019,577	$91	$—	$1,019,668

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(9)	$—	$—	$(9)

Total Other Financial Instruments	$(9)	$—	$—	$(9)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Australia — 6.7%
AGL Energy	205,787	$4,140
ASX	37,637	1,449
BT Investment Management	26,886	205
Caltex Australia	28,786	648
Coca-Cola Amatil	167,478	1,382
Crown Resorts	68,603	618
CSL	11,300	1,080
Flight Centre	11,806	260
Harvey Norman Holdings	115,094	398
LendLease Group	65,829	782
Mirvac Group‡	449,279	751
QBE Insurance Group	26,987	265
South32	410,831	865
Stockland‡	251,198	889
Telstra, Cl B	1,316,198	4,679
Vicinity Centres‡	418,483	904
Wesfarmers	18,192	626

		19,941

Austria — 2.4%
BUWOG	25,791	652
CA Immobilien Anlagen	20,205	445
Erste Group Bank	5,692	186
Lenzing	3,809	642
Oesterreichische Post	21,047	841
OMV	24,744	976
Raiffeisen Bank International	35,144	795
S IMMO	9,548	115
Telekom Austria, Cl A	108,184	739
UNIQA Insurance Group	71,224	555
Verbund	14,655	249
voestalpine	20,367	804

		6,999

Belgium — 1.2%
bpost	38,009	895
Colruyt	12,128	597
Proximus SADP	40,525	1,275
Sipef	1,175	80
TER Beke	295	53
UCB, Cl A	4,155	323
Umicore	6,817	389

		3,612

Canada — 2.4%
Canadian Tire, Cl A	10,364	1,228
Metro, Cl A	12,901	395
Open Text	29,815	1,011
TELUS	62,262	2,015
Toronto-Dominion Bank	48,511	2,423

		7,072

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Denmark — 2.6%
Carlsberg, Cl B	9,379	$869
Coloplast, Cl B	15,809	1,238
Danske Bank	64,629	2,208
ISS	37,630	1,427
Jyske Bank	17,004	863
Matas	44,172	629
TDC	56,120	290
United International Enterprises	564	102
William Demant Holding*	5,208	109

		7,735

Finland — 1.0%
Orion, Cl B	31,515	1,647
Sponda	137,669	577
Tietoenator	21,996	601
Tokmanni Group	10,542	117

		2,942

France — 4.7%
Atos	12,547	1,556
Bastide le Confort Medical	2,603	86
Christian Dior, Cl B	2,007	468
Cie Generale des Etablissements Michelin	7,953	969
Credit Agricole	21,689	295
Dassault Aviation	479	611
Euler Hermes Group	12,429	1,145
Eutelsat Communications	11,490	257
Fleury Michon	2,160	140
Groupe Guillin	2,861	102
Le Noble Age	2,819	130
Metropole Television	40,778	912
PSB Industries	657	37
Publicis Groupe	4,139	290
Rubis SCA	1,253	123
Sanofi	48,741	4,411
Societe Fonciere Lyonnaise‡	1,508	77
Thales, Cl A	7,046	683
TOTAL	32,739	1,660
Vilmorin & Cie	1,681	116

		14,068

Germany — 5.8%adidas	3,191	609
Beiersdorf	6,787	644
Celesio	39,366	1,083
Deutsche Post	18,204	625
DIC Asset	10,443	104
Evonik Industries	16,352	535
Fraport Frankfurt Airport Services Worldwide	7,517	533
Hannover Rueck	12,686	1,467
Henkel & KGaA	5,726	638
Krones	6,952	782
KWS Saat	620	193

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MAN	1,390	$144
Merck KGaA	8,368	956
Metro	21,342	684
MTU Aero Engines	6,676	871
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	12,362	2,425
Norddeutsche Affinerie	1,800	121
Salzgitter	18,883	685
SAP	6,978	686
Siemens	14,297	1,963
Siltronic*	3,140	210
Sirius Real Estate (United Kingdom)	87,389	57
Suedzucker	29,434	740
Vonovia	15,417	545
Wuestenrot & Wuerttembergische	5,037	100

		17,400

Hong Kong — 4.7%
ASM Pacific Technology	115,900	1,576
Cheung Kong Infrastructure Holdings	85,000	667
China Motor Bus	18,400	258
CLP Holdings, Cl B	205,000	2,143
First Pacific	196,000	142
Hang Lung Group	100,000	427
HK Electric Investments & HK Electric
Investments (A)	693,000	638
HKT Trust & HKT	680,000	877
Hong Kong & China Gas	199,000	398
Hong Kong Aircraft Engineering	15,200	105
Hongkong & Shanghai Hotels	222,500	261
Hutchison Port Holdings, Cl U	1,104,800	458
Hysan Development	20,000	91
Kerry Properties	480,000	1,664
MTR	130,500	733
New World Development	94,000	116
NWS Holdings	137,000	250
Paliburg Holdings	328,000	111
PCCW	471,000	278
Power Assets Holdings	9,000	78
Regal Hotels International Holdings	168,000	93
Regal Real Estate Investment Trust‡	372,000	106
Shangri-La Asia	90,000	131
Tian An China Investment	170,000	136
WH Group (A)	1,724,500	1,487
Wheelock	100,000	791

		14,015

Ireland — 0.4%
AerCap Holdings*	18,057	830
Irish Residential Properties‡	278,495	369
Total Produce	51,466	107

		1,306

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Israel — 1.7%
Bank Hapoalim	381,085	$2,318
Bank Leumi Le-Israel*	57,265	253
Check Point Software Technologies*	660	68
Israel Discount Bank, Cl A*	185,998	436
Isras Investment	1,037	117
Kerur Holdings	1,212	37
Mizrahi Tefahot Bank	59,335	1,005
Orbotech*	21,474	693
Shufersal	26,493	128

		5,055

Italy — 0.9%
Ansaldo STS	23,482	309
Enel	214,945	1,015
Hera	368,325	1,027
Snam Rete Gas	61,930	269

		2,620

Japan — 20.9%
Alfresa Holdings	30,000	519
Alpen	6,500	113
AOKI Holdings	57,200	662
Aoyama Trading	19,400	665
Aozora Bank	349,000	1,284
Arcs	51,400	1,228
Asahi Group Holdings	15,700	593
Asahi Kasei	177,000	1,715
Astellas Pharma	168,500	2,217
Canon	55,500	1,729
Chubu Electric Power	30,600	409
COMSYS Holdings	43,800	782
Daiichi Sankyo	39,000	877
Daiki Aluminium Industry	26,000	116
Daiohs	3,400	32
Daito Trust Construction	600	82
Doutor Nichires Holdings	55,400	1,083
Ebara Foods Industry	4,700	87
EDION	23,400	215
Electric Power Development	10,000	234
FJ Next	16,100	139
FUJIFILM Holdings	26,000	1,015
Gakkyusha	8,400	115
Hakudo	7,000	109
Heiwa	43,600	1,083
Honda Motor	34,800	1,047
Idemitsu Kosan	12,600	438
Inaba Denki Sangyo	20,600	736
Japan Tobacco	36,800	1,195
Joshin Denki	12,000	122
Kato Sangyo	8,700	223
KDDI	48,000	1,259
Keihanshin Building	19,000	105

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Key Coffee	13,900	$272
Kinden	83,700	1,167
K's Holdings	31,700	581
Kuraray	64,800	982
Kurimoto	12,000	237
Kyokuyo	15,000	395
KYORIN Holdings	4,800	101
Kyowa Exeo	63,300	915
Matsumotokiyoshi Holdings	17,200	815
Mebuki Financial Group	135,900	543
Mitsubishi	22,800	492
Mitsubishi Gas Chemical	28,300	587
Mitsubishi Shokuhin	29,700	920
Mitsubishi Steel Manufacturing	86,000	185
Mitsubishi Tanabe Pharma	163,100	3,393
Mitsui	67,900	983
Nakayama Steel Works	15,800	103
Nichias	61,000	613
Nippo	56,000	1,061
Nippon Express	138,000	708
Nippon Koshuha Steel	119,000	91
Nippon Telegraph & Telephone	81,800	3,488
Nissan Motor	210,400	2,027
Nissui Pharmaceutical	5,700	71
NTT DOCOMO	80,700	1,878
Okinawa Electric Power	44,300	1,052
Okuwa	3,000	30
Osaka Gas	498,000	1,890
Otsuka	7,300	396
OUG Holdings	45,000	105
PanaHome	97,000	888
Proto	6,100	80
Ryoden	15,000	99
Sanyo Electric Railway	20,000	102
Sega Sammy Holdings	55,400	742
Senshu Ikeda Holdings	213,500	881
Shibusawa Warehouse	36,000	114
Shidax	15,300	60
Shikibo	96,000	121
Shimachu	27,900	679
Shin-Keisei Electric Railway	41,000	153
Showa Sangyo	36,000	190
Starzen	2,400	96
Sumitomo Bakelite	153,000	920
Sumitomo Dainippon Pharma	4,300	71
Sumitomo Osaka Cement	280,000	1,163
Suzuken	42,600	1,395
Taisho Pharmaceutical Holdings	9,400	763
TAKEBISHI	1,900	25
Takeda Pharmaceutical	17,800	835
Takihyo	23,000	93
Tokyo Gas	50,000	227

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tokyo Rakutenchi	20,000	$97
Toshiba Plant Systems & Services	6,900	101
Tsumura	13,000	407
West Japan Railway	23,300	1,514
Yaizu Suisankagaku Industry	9,400	109
Yamada Denki	210,700	1,049
Yasuda Logistics	17,000	114
Yellow Hat	5,600	130
Yodogawa Steel Works	11,200	304
Yomeishu Seizo	6,000	113
Yuasa Funashoku	83,600	227

		62,171

Luxembourg — 1.0%
APERAM	16,368	820
RTL Group	5,911	479
SES, Cl A	76,966	1,795

		3,094

Netherlands — 1.4%
ABN AMRO Group (A)	6,767	165
ASR Nederland*	12,485	357
Atrium European Real Estate	23,953	97
Corbion	15,795	433
Heineken	9,386	801
Koninklijke KPN	123,075	372
NN Group	61,181	1,995

		4,220

New Zealand — 2.1%
Arvida Group	102,048	91
Chorus	184,530	557
Fisher & Paykel Healthcare	133,565	906
Fletcher Building	149,213	868
Freightways	32,367	169
Mercury NZ	363,423	800
Meridian Energy	238,637	467
Sanford	22,191	114
Sky City Entertainment Group	153,417	445
Spark New Zealand	597,878	1,463
Summerset Group Holdings	26,580	96
Tourism Holdings	55,789	146

		6,122

Norway — 2.2%
AF Gruppen	3,803	68
Austevoll Seafood	45,302	332
DNB, Cl A	52,682	835
Ekornes	7,939	100
Gjensidige Forsikring	15,950	243
Hafslund, Cl B	571	6
Leroey Seafood Group	7,415	325
Marine Harvest	53,519	816
Norsk Hydro	187,364	1,088

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Olav Thon Eiendomsselskap	5,355	$100
Orkla	33,592	301
Statoil	20,758	354
Telenor	63,064	1,049
Weifa	33,649	107
Yara International	22,632	871

		6,595

Portugal — 0.3%
Redes Energeticas Nacionais	293,679	886

Singapore — 4.1%
CapitaLand Commercial Trust‡	577,300	638
CapitaMall Trust‡	182,000	257
DBS Group Holdings	175,600	2,438
Mapletree Industrial Trust‡	421,700	537
Mapletree Logistics Trust‡	994,700	780
OUE	80,600	123
SATS	306,500	1,070
Sheng Siong Group	302,800	205
SIA Engineering	83,100	220
Singapore Airlines	83,500	602
Singapore Technologies Engineering	66,300	177
SPH‡	87,400	61
StarHub	412,400	850
United Industrial	50,700	112
United Overseas Bank	44,200	699
UOL Group	58,700	293
Venture	138,400	1,136
Viva Industrial Trust‡	34,200	20
Wilmar International	818,200	2,067

		12,285

Spain — 3.0%
Cia de Distribucion Integral Logista Holdings	20,972	488
Ebro Foods	24,335	493
Enagas	65,712	1,711
Endesa	126,341	2,977
Grifols	45,003	1,107
Iberdrola	239,110	1,715
Red Electrica	23,548	453

		8,944

Sweden — 1.9%
Axfood	36,931	557
Cloetta, Cl B	31,487	125
Getinge, Cl B	7,003	123
Hemfosa Fastigheter	70,206	629
ICA Gruppen	14,075	482
KNOW IT	10,862	144
L E Lundbergforetagen, Cl B	6,643	452
Saab, Cl B	2,435	103
Svenska Cellulosa SCA, Cl B	33,979	1,100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swedish Match	56,400	$1,842

		5,557

Switzerland — 10.6%
ABB	4,513	106
Actelion*	3,040	857
Allreal Holding, Cl A	688	112
ALSO Holding	1,128	139
Baloise Holding	8,737	1,202
Barry Callebaut	244	319
BKW	9,860	533
Coca-Cola HBC	37,057	955
Forbo Holding	171	262
Kuehne & Nagel International	6,353	898
Nestle	31,510	2,419
Novartis	32,373	2,405
Pargesa Holding	900	64
Plazza	12	3
Roche Holding	21,574	5,513
Romande Energie Holding	84	105
Schindler Holding	7,369	1,427
SGS, Cl B	72	154
Sika	81	486
Sonova Holding	11,977	1,662
St. Galler Kantonalbank	265	111
Swiss Life Holding	10,672	3,446
Swiss Prime Site	26,240	2,311
Swiss Re	31,122	2,797
Swisscom	2,440	1,126
Zurich Insurance Group	7,778	2,078

		31,490

United Kingdom — 14.4%
Aldermore Group*	87,209	243
AstraZeneca	18,054	1,109
BAE Systems	417,134	3,351
BCA Marketplace	150,153	342
BP	254,007	1,453
British American Tobacco	24,792	1,643
BTG*	32,897	241
Carnival	29,319	1,678
Central Asia Metals	34,500	90
Centrica	309,103	839
Craneware	7,808	120
Diageo	34,438	983
F&C UK Real Estate Investment‡	30,456	39
Finsbury Food Group	70,953	94
GlaxoSmithKline	258,069	5,355
HSBC Holdings	186,206	1,516
IDOX	131,753	116
Imperial Brands	96,973	4,689
J D Wetherspoon	25,595	302
J Sainsbury	350,376	1,158

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Tax-Managed International Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kingfisher	401,317	$1,637
Lancashire Holdings	40,531	341
Lloyds Banking Group	554,526	460
National Grid	81,840	1,037
QinetiQ Group	404,274	1,410
Reckitt Benckiser Group	9,298	847
Rio Tinto	35,873	1,655
Royal Bank of Scotland Group*	240,843	729
Royal Mail	26,498	141
Secure Income‡	25,660	111
Severn Trent	6,709	200
Smith & Nephew	65,977	1,003
SSE	143,512	2,649
Tate & Lyle	202,537	1,936
UBM	45,607	436
Vodafone Group	364,126	948
Wm Morrison Supermarkets	428,529	1,286
WPP	32,009	701

		42,888

United States — 0.5%
Actelion ADR	1,762	124
International Game Technology	15,784	374
QIAGEN	30,202	875

		1,373

Total Common Stock (Cost $269,362) ($ Thousands)		288,390

PREFERRED STOCK — 0.3%

Germany — 0.3%
Bayerische Motoren Werke	1,354	107
Draegerwerk & KGaA	3,080	317
Henkel & KGaA	4,100	527

		951

Total Preferred Stock (Cost $878) ($ Thousands)		951

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	5,246,175	5,246

Total Cash Equivalent (Cost $5,246) ($ Thousands)		5,246

Total Investments — 99.0% (Cost $275,486) ($ Thousands)		$294,587

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	40	Jun-2017	$40
FTSE 100 Index	8	Jun-2017	—
Hang Seng Index	1	Apr-2017	(1)
SPI 200 Index	3	Jun-2017	4
TOPIX Index	7	Jun-2017	(15)

			$28

Percentages are based on Net Assets of $297,434 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $2,290 ($ Thousands), representing 0.8% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

SPI — Share Price Index

TOPIX — Tokyo Price Index

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$275,482	$12,908	$—	$288,390
Preferred Stock	951	—	—	951
Cash Equivalent	5,246	—	—	5,246

Total Investments in Securities	$281,679	$12,908	$—	$294,587

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$44	$—	$—	$44
Unrealized Depreciation	(16)	—	—	(16)

Total Other Financial Instruments	$28	$—	$—	$28

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.6%

Consumer Discretionary — 12.1%
Advance Auto Parts	2,294	$340
Amazon.com, Cl A*	12,536	11,114
Autonation*	2,116	89
Autozone*	925	669
Bed Bath & Beyond	4,655	184
Best Buy	8,678	427
BorgWarner	6,601	276
CarMax*	5,956	353
Carnival	13,080	771
CBS, Cl B	11,488	797
Charter Communications, Cl A*	6,800	2,226
Chipotle Mexican Grill, Cl A*	923	411
Coach	9,034	373
Comcast, Cl A	149,880	5,634
Darden Restaurants	3,734	312
Delphi Automotive	8,641	696
Discovery Communications, Cl A*	5,229	152
Discovery Communications, Cl C*	6,593	187
DISH Network, Cl A*	7,200	457
Dollar General	8,073	563
Dollar Tree*	7,685	603
DR Horton	10,386	346
Expedia	3,715	469
Foot Locker, Cl A	4,100	307
Ford Motor	123,276	1,435
Gap	6,198	151
Garmin	3,304	169
General Motors	43,977	1,555
Genuine Parts	4,604	425
Goodyear Tire & Rubber	8,516	307
H&R Block	6,610	154
Hanesbrands	12,167	253
Harley-Davidson, Cl A	5,555	336
Hasbro	3,498	349
Home Depot	38,782	5,694
Interpublic Group	12,597	310
Johnson Controls International	29,238	1,232
Kohl’s	5,727	228
L Brands	7,408	349
Leggett & Platt	4,165	210
Lennar, Cl A	6,474	331
LKQ *	10,300	301
Lowe’s	27,545	2,264
Macy’s	9,930	294
Marriott International, Cl A	10,251	965
Mattel	11,299	289
McDonald’s	26,107	3,384
Michael Kors Holdings*	4,828	184
Mohawk Industries*	2,058	472
NetFlix*	13,520	1,998
Newell Brands, Cl B	15,013	708

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
News, Cl A	12,630	$164
News, Cl B	5,000	68
Nike, Cl B	42,038	2,343
Nordstrom	3,566	166
Omnicom Group	7,569	653
O’Reilly Automotive*	3,012	813
Priceline Group*	1,509	2,686
PulteGroup	9,743	229
PVH	2,420	250
Ralph Lauren, Cl A	1,660	135
Ross Stores	12,635	832
Royal Caribbean Cruises	5,110	501
Scripps Networks Interactive, Cl A	2,894	227
Signet Jewelers	2,113	146
Staples	19,201	168
Starbucks	46,557	2,718
Target, Cl A	17,784	982
TEGNA	7,238	185
Tiffany	3,498	333
Time Warner	24,323	2,377
TJX	20,638	1,632
Tractor Supply	3,946	272
TripAdvisor *	3,697	160
Twenty-First Century Fox, Cl A	33,162	1,074
Twenty-First Century Fox, Cl B	15,100	480
Ulta Salon Cosmetics & Fragrance*	1,800	513
Under Armour, Cl A*	4,946	98
Under Armour, Cl C*	4,981	91
VF	10,440	574
Viacom, Cl B	10,930	510
Walt Disney	46,181	5,236
Whirlpool	2,309	396
Wyndham Worldwide	3,219	271
Wynn Resorts	2,317	266
Yum! Brands	10,897	696

		80,348

Consumer Staples — 9.0%
Altria Group	61,769	4,412
Archer-Daniels-Midland	18,341	844
Brown-Forman, Cl B	5,928	274
Campbell Soup	6,272	359
Church & Dwight	8,100	404
Clorox	4,122	556
Coca-Cola	122,882	5,215
Colgate-Palmolive	28,148	2,060
ConAgra Foods	12,892	520
Constellation Brands, Cl A	5,670	919
Costco Wholesale	13,976	2,344
Coty, Cl A	14,849	269
CVS Health	32,499	2,551
Dr Pepper Snapple Group	5,689	557

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Estee Lauder, Cl A	6,944	$589
General Mills	18,141	1,070
Hershey	4,386	479
Hormel Foods	8,716	302
JM Smucker	3,604	472
Kellogg	8,194	595
Kimberly-Clark	11,177	1,471
Kraft Heinz	18,800	1,707
Kroger	29,648	874
McCormick	3,714	362
Mead Johnson Nutrition, Cl A	5,938	529
Molson Coors Brewing, Cl B	5,924	567
Mondelez International, Cl A	48,653	2,096
Monster Beverage*	12,665	585
PepsiCo	45,440	5,083
Philip Morris International	49,137	5,548
Procter & Gamble	80,909	7,270
Reynolds American	26,264	1,655
SYSCO, Cl A	16,043	833
Tyson Foods, Cl A	8,975	554
Walgreens Boots Alliance	27,107	2,251
Wal-Mart Stores	47,976	3,458
Whole Foods Market	10,451	311

		59,945

Energy — 6.4%
Anadarko Petroleum, Cl A	17,493	1,085
Apache	11,801	606
Baker Hughes	13,515	809
Cabot Oil & Gas	14,198	340
Chesapeake Energy*	21,302	127
Chevron	60,226	6,467
Cimarex Energy	3,149	376
Concho Resources*	4,700	603
ConocoPhillips	39,386	1,964
Devon Energy	16,726	698
EOG Resources	18,227	1,778
EQT	5,405	330
Exxon Mobil	131,800	10,809
Halliburton	27,342	1,346
Helmerich & Payne	3,243	216
Hess	8,574	413
Kinder Morgan	61,014	1,326
Marathon Oil	25,892	409
Marathon Petroleum	16,337	826
Murphy Oil	5,395	154
National Oilwell Varco, Cl A	12,230	490
Newfield Exploration*	6,373	235
Noble Energy	13,437	461
Occidental Petroleum	24,100	1,527
Oneok	6,554	363
Phillips 66	13,999	1,109

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pioneer Natural Resources	5,292	$986
Range Resources	5,587	163
Schlumberger, Cl A	44,437	3,471
Southwestern Energy*	13,886	113
TechnipFMC*	15,213	494
Tesoro	3,803	308
Transocean*	12,231	152
Valero Energy	14,197	941
Williams	25,546	756

		42,251

Financials — 13.8%
Affiliated Managers Group	1,729	283
Aflac	12,809	928
Allstate	11,512	938
American Express	24,213	1,916
American International Group	29,505	1,842
Ameriprise Financial	4,917	638
Aon	8,409	998
Arthur J. Gallagher	5,300	300
Assurant	1,782	171
Bank of America	318,245	7,507
Bank of New York Mellon	33,543	1,584
BB&T	25,956	1,160
Berkshire Hathaway, Cl B*	60,330	10,056
BlackRock	3,815	1,463
Capital One Financial	15,415	1,336
CBOE Holdings	2,900	235
Charles Schwab	38,135	1,556
Chubb	14,666	1,998
Cincinnati Financial	4,793	346
Citigroup	87,745	5,249
Citizens Financial Group	16,000	553
CME Group	10,748	1,277
Comerica	5,573	382
Discover Financial Services	12,546	858
E*Trade Financial*	8,170	285
Fifth Third Bancorp	24,251	616
Franklin Resources	11,236	474
Goldman Sachs Group	11,721	2,693
Hartford Financial Services Group	11,661	561
Huntington Bancshares	35,047	469
Intercontinental Exchange	18,680	1,118
Invesco	12,812	392
JPMorgan Chase	113,517	9,971
KeyCorp	33,452	595
Leucadia National	10,640	277
Lincoln National	7,109	465
Loews	8,789	411
M&T Bank	4,908	759
Marsh & McLennan	16,517	1,220
MetLife	35,012	1,849

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moody’s	5,104	$572
Morgan Stanley	45,417	1,946
Nasdaq, Cl A	3,487	242
Navient	10,409	154
Northern Trust	6,871	595
People’s United Financial	9,789	178
PNC Financial Services Group	15,297	1,839
Principal Financial Group, Cl A	8,333	526
Progressive	18,221	714
Prudential Financial	13,677	1,459
Raymond James Financial	4,100	313
Regions Financial	38,260	556
S&P Global	8,178	1,069
SunTrust Banks	15,739	870
Synchrony Financial	24,701	847
T. Rowe Price Group	7,740	528
Torchmark, Cl A	3,435	265
Travelers	9,052	1,091
Unum Group	6,963	327
US Bancorp	50,802	2,616
Wells Fargo	143,233	7,972
Willis Towers Watson	4,047	530
XL Group	8,914	355
Zions Bancorporation	6,137	258

		91,551

Health Care — 13.2%
Abbott Laboratories	55,225	2,453
AbbVie	50,325	3,279
Aetna, Cl A	11,216	1,431
Agilent Technologies	10,085	533
Alexion Pharmaceuticals*	7,008	850
Allergan	10,580	2,528
AmerisourceBergen, Cl A	5,154	456
Amgen, Cl A	23,363	3,833
Anthem	8,338	1,379
Baxter International	15,692	814
Becton Dickinson	6,752	1,239
Biogen*	6,850	1,873
Boston Scientific*	42,392	1,054
Bristol-Myers Squibb	53,338	2,901
C.R. Bard	2,397	596
Cardinal Health	9,903	808
Celgene, Cl A*	24,494	3,048
Centene*	5,400	385
Cerner*	9,312	548
Cigna	8,010	1,173
Cooper, Cl A	1,600	320
DaVita HealthCare Partners*	4,857	330
DENTSPLY SIRONA	7,271	454
Edwards Lifesciences, Cl A*	6,772	637
Eli Lilly	30,613	2,575

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Envision Healthcare*	3,836	$235
Express Scripts Holding*	19,532	1,287
Gilead Sciences	41,413	2,813
HCA Holdings*	9,343	831
Henry Schein*	2,522	429
Hologic*	8,800	374
Humana	4,690	967
Idexx Laboratories*	2,900	448
Illumina*	4,600	785
Incyte*	5,500	735
Intuitive Surgical*	1,146	878
Johnson & Johnson	85,944	10,704
Laboratory Corp of America Holdings*	3,217	462
Mallinckrodt*	3,211	143
McKesson	6,837	1,014
Medtronic	43,141	3,475
Merck	87,266	5,545
Mettler Toledo International*	800	383
Mylan*	14,326	559
Patterson	2,462	111
PerkinElmer	3,569	207
Perrigo	4,476	297
Pfizer	188,457	6,447
Quest Diagnostics	4,478	440
Regeneron Pharmaceuticals*	2,415	936
Stryker	9,876	1,300
Thermo Fisher Scientific	12,411	1,906
UnitedHealth Group	30,611	5,020
Universal Health Services, Cl B	2,842	354
Varian Medical Systems*	2,965	270
Vertex Pharmaceuticals*	7,958	870
Waters*	2,520	394
Zimmer Biomet Holdings	6,353	776
Zoetis, Cl A	15,773	842

		87,734

Industrials — 9.8%
3M	18,926	3,621
Acuity Brands	1,300	265
Alaska Air Group	3,900	360
Allegion	3,194	242
American Airlines Group	16,125	682
Ametek	7,364	398
Arconic	13,992	369
Boeing	18,209	3,220
C.H. Robinson Worldwide	4,587	354
Caterpillar, Cl A	18,445	1,711
Cintas	2,852	361
CSX	29,688	1,382
Cummins	4,763	720
Danaher, Cl A	19,391	1,658
Deere	9,413	1,025

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delta Air Lines, Cl A	22,922	$1,053
Dover	4,846	389
Dun & Bradstreet	1,252	135
Eaton	14,139	1,048
Emerson Electric	20,526	1,229
Equifax	3,876	530
Expeditors International of Washington	5,808	328
Fastenal, Cl A	9,222	475
FedEx	7,769	1,516
Flowserve	3,754	182
Fluor	4,592	242
Fortive	9,395	566
Fortune Brands Home & Security	4,800	292
General Dynamics	9,065	1,697
General Electric	276,193	8,231
Honeywell International	24,252	3,028
Illinois Tool Works	9,831	1,302
Ingersoll-Rand	8,303	675
Jacobs Engineering Group	3,921	217
JB Hunt Transport Services	2,845	261
Kansas City Southern	3,563	306
L3 Technologies	2,419	400
Lockheed Martin	7,993	2,139
Masco	10,323	351
Nielsen Holdings	10,380	429
Norfolk Southern	9,102	1,019
Northrop Grumman	5,561	1,323
PACCAR	11,219	754
Parker-Hannifin, Cl A	4,152	666
Pentair	5,377	338
Quanta Services*	4,382	163
Raytheon	9,299	1,418
Republic Services	7,262	456
Robert Half International	4,159	203
Rockwell Automation	3,935	613
Rockwell Collins	3,930	382
Roper Technologies	3,314	684
Ryder System	1,523	115
Snap-on	1,855	313
Southwest Airlines, Cl A	19,533	1,050
Stanley Black & Decker	4,711	626
Stericycle, Cl A*	2,826	234
Textron	8,437	401
TransDigm Group	1,600	352
Union Pacific	25,919	2,745
United Continental Holdings*	9,300	657
United Parcel Service, Cl B	21,711	2,330
United Rentals*	2,699	337
United Technologies	23,732	2,663
Verisk Analytics, Cl A*	4,700	381
Waste Management	12,782	932
WW Grainger	1,747	407

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xylem	5,948	$299

		65,250

Information Technology — 21.4%
Accenture, Cl A	19,848	2,379
Activision Blizzard	21,500	1,072
Adobe Systems*	15,764	2,051
Advanced Micro Devices*	24,600	358
Akamai Technologies*	5,474	327
Alliance Data Systems	1,846	460
Alphabet, Cl A*	9,369	7,943
Alphabet, Cl C*	9,393	7,792
Amphenol, Cl A	9,520	678
Analog Devices	11,592	950
Apple	166,330	23,895
Applied Materials	34,271	1,333
Autodesk, Cl A*	6,005	519
Automatic Data Processing	14,342	1,468
Broadcom, Cl A	12,775	2,797
CA	9,933	315
Cisco Systems	158,872	5,370
Citrix Systems*	4,926	411
Cognizant Technology Solutions, Cl A*	19,577	1,165
Corning, Cl B	28,971	782
CSRA	4,666	137
eBay*	32,347	1,086
Electronic Arts*	9,628	862
F5 Networks, Cl A*	2,191	312
Facebook, Cl A*	74,571	10,593
Fidelity National Information Services, Cl B	10,453	832
Fiserv, Cl A*	6,782	782
Flir Systems	3,792	138
Global Payments	4,747	383
Harris	3,927	437
Hewlett Packard Enterprise	52,110	1,235
HP	53,410	955
Intel	149,997	5,410
International Business Machines	27,368	4,766
Intuit	7,585	880
Juniper Networks	12,533	349
KLA-Tencor	4,849	461
Lam Research	5,120	657
MasterCard, Cl A	29,882	3,361
Microchip Technology	7,037	519
Micron Technology*	32,971	953
Microsoft	245,096	16,142
Motorola Solutions	5,202	449
NetApp	9,028	378
Nvidia	18,648	2,031
Oracle, Cl B	94,933	4,235
Paychex	10,200	601
PayPal Holdings*	35,885	1,544

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qorvo*	3,805	$261
Qualcomm	46,468	2,664
Red Hat*	5,660	490
salesforce.com*	20,972	1,730
Seagate Technology	9,543	438
Skyworks Solutions	6,007	589
Symantec, Cl A	20,008	614
Synopsys*	4,800	346
TE Connectivity	11,303	843
Teradata*	3,999	124
Texas Instruments	31,911	2,571
Total System Services	5,367	287
VeriSign*	2,678	233
Visa, Cl A	59,132	5,255
Western Digital	9,238	762
Western Union	15,577	317
Xerox	29,156	214
Xilinx	8,087	468
Yahoo!*	27,832	1,292

		142,051

Materials — 2.7%
Air Products & Chemicals	6,961	942
Albemarle	3,400	359
Avery Dennison	2,776	224
Ball	5,756	427
CF Industries Holdings	7,137	209
Dow Chemical, Cl A	35,489	2,255
E.I. Du Pont de Nemours	27,465	2,206
Eastman Chemical	4,598	372
Ecolab	8,254	1,035
FMC	4,449	310
Freeport-McMoRan, Cl B*	41,462	554
International Flavors & Fragrances	2,515	333
International Paper	13,273	674
LyondellBasell Industries, Cl A	10,643	971
Martin Marietta Materials, Cl A	2,065	451
Monsanto	13,928	1,577
Mosaic	11,110	324
Newmont Mining	16,304	537
Nucor	9,848	588
PPG Industries	8,270	869
Praxair	8,933	1,059
Sealed Air	6,358	277
Sherwin-Williams, Cl A	2,513	779
Vulcan Materials	4,230	510
WestRock	8,092	421

		18,263

Real Estate — 2.8%
Alexandria Real Estate Equities‡	2,800	309
American Tower, Cl A‡	13,716	1,667

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apartment Investment & Management, Cl A‡	4,543	$201
AvalonBay Communities‡	4,322	794
Boston Properties‡	4,808	637
CBRE Group, Cl A*	9,625	335
Crown Castle International‡	11,228	1,060
Digital Realty Trust, Cl A‡	5,000	532
Equinix‡	2,459	985
Equity Residential‡	11,733	730
Essex Property Trust‡	2,160	500
Extra Space Storage‡	3,900	290
Federal Realty Investment Trust‡	2,200	294
GGP	18,197	422
HCP‡	15,230	476
Host Hotels & Resorts‡	23,112	431
Iron Mountain‡	7,776	277
Kimco Realty‡	12,596	278
Macerich‡	3,565	230
Mid-America Apartment Communities‡	3,600	366
ProLogis‡	16,871	875
Public Storage‡	4,700	1,029
Realty Income‡	8,418	501
Regency Centers‡	4,401	292
Simon Property Group‡	10,258	1,765
SL Green Realty‡	3,115	332
UDR‡	8,900	323
Ventas‡	11,110	723
Vornado Realty Trust‡	5,431	545
Welltower‡	11,607	822
Weyerhaeuser‡	23,860	811

		18,832

Telecommunication Services — 2.3%
AT&T	195,303	8,115
CenturyTel	16,542	390
Level 3 Communications*	9,081	519
Verizon Communications	129,698	6,323

		15,347

Utilities — 3.1%
AES	19,812	222
Alliant Energy	7,000	277
Ameren	7,844	428
American Electric Power	15,629	1,049
American Water Works	5,700	443
Centerpoint Energy	13,117	362
CMS Energy	9,113	408
Consolidated Edison	9,778	759
Dominion Resources	19,904	1,544
DTE Energy	5,741	586
Duke Energy	22,398	1,837
Edison International	10,390	827
Entergy	5,677	431

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eversource Energy	9,744	$573
Exelon	29,390	1,057
FirstEnergy	14,521	462
NextEra Energy	14,798	1,900
NiSource	9,413	224
NRG Energy	10,564	198
PG&E	16,093	1,068
Pinnacle West Capital	3,494	291
PPL	21,239	794
Public Service Enterprise Group	15,857	703
SCANA	4,480	293
Sempra Energy	7,968	881
Southern	30,982	1,542
WEC Energy Group	9,737	590
Xcel Energy	15,946	709

		20,458

Total Common Stock (Cost $554,071) ($ Thousands)		642,030

Total Investments — 96.6% (Cost $554,071) ($ Thousands)		$642,030

	Contracts

PURCHASED OPTION — 0.0%
April 2017 Put on SPX, Expires 04/22/2017, Strike Price $2,180*	263	20

Total Purchased Option (Cost $535) ($ Thousands)		$20

WRITTEN OPTION — 0.0%
April 2017 Put on SPX, Expires 04/22/2017 Strike Price $2,070*	(263)	(11)

Total Written Option (Premiums Received $(254)) ($ Thousands)		$(11)

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
CAC40 10 Euro Index	235	Apr-2017	$260
Dax Index	39	Jun-2017	247
IBEX 35 Index	115	Apr-2017	274
S&P 500 Index E-MINI	(437)	Jun-2017	265
Topix Index	231	Jun-2017	(582)

			$464

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/10/17-04/10/17	USD	1,904	JPY	212,768	$6
04/10/17	USD	2,836	JPY	315,773	(1)
04/10/17-04/10/17	USD	12,979	CAD	17,275	(23)
04/10/17	USD	16,498	SGD	23,016	(23)
04/10/17	USD	70	TWD	2,158	2
04/10/17	USD	16,648	TWD	504,442	(23)
04/10/17-04/10/17	USD	12,527	MXP	268,823	1,725
07/10/17	USD	13,656	MXP	259,999	(62)
04/10/17-07/10/17	CAD	35,000	USD	26,513	246
07/10/17	SGD	23,016	USD	16,506	15
04/10/17-07/10/17	SGD	23,237	USD	16,327	(305)
04/10/17	USD	66,779	KRW	74,460,460	(174)
04/10/17-04/10/17	USD	69,404	EUR	64,688	(189)
04/10/17-07/10/17	EUR	68,657	USD	73,998	228
04/10/17-07/10/17	EUR	61,518	USD	64,398	(1,429)
04/10/17-07/10/17	USD	196,709	INR	13,190,944	5,670
04/10/17-07/10/17	MXP	271,199	USD	14,431	61
04/10/17	MXP	8,824	USD	422	(46)
07/10/17	JPY	315,773	USD	2,847	1
04/10/17-07/10/17	JPY	542,534	USD	4,673	(199)
07/10/17	TWD	505,241	USD	16,730	29
04/10/17	TWD	506,600	USD	16,182	(515)
04/10/17	INR	6,577,322	USD	101,361	75
04/10/17-07/10/17	INR	120,200	USD	1,815	(26)
07/10/17	KRW	74,494,360	USD	66,852	105
04/10/17-04/10/17	KRW	74,460,460	USD	61,699	(4,907)
01/09/18	SAR	125,029	USD	33,039	(269)

					$(28)

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Dynamic Asset Allocation Fund (Concluded)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(333,143)	$338,594	$5,451
Bank of Montreal	(38,389)	38,605	216
BNP Paribas	(1,790)	1,796	6
Citigroup	(40,977)	42,698	1,721
Goldman Sachs	(68,398)	67,044	(1,354)
HSBC	(744)	746	2
JPMorgan Chase Bank	(4,956)	5,010	54
Morgan Stanley	(112,011)	106,757	(5,254)
Societe Generale	(137,550)	137,498	(52)
Standard Chartered	(142,575)	142,146	(429)
UBS	(53,218)	52,870	(348)
Westpac Banking	(986)	945	(41)

			$(28)

Percentages are based on Net Assets of $664,881 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

S&P — Standard & Poor's

SAR — Saudi Riyal

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — United States Dollar

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$642,030	$—	$—	$642,030

Total Investments in Securities	$642,030	$—	$—	$642,030

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$20	$—	$—	$20
Written Option	(11)	—	—	(11)
Futures Contracts*
Unrealized Appreciation	1,046	—	—	1,046
Unrealized Depreciation	(582)	—	—	(582)
Forwards Contracts*
Unrealized Appreciation	—	8,163	—	8,163
Unrealized Depreciation	—	(8,191)	—	(8,191)

Total Other Financial Instruments	$473	$(28)	$—	$445

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2017

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 9, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: June 9, 2017